                              SEASONS SERIES TRUST

                               ------------------

                                 ANNUAL REPORT
                                 MARCH 31, 2003

                             [Seasons Select Logo]

TABLE OF CONTENTS

 SHAREHOLDER LETTER..........................................    1

 PORTFOLIO INFORMATION.......................................    4

 SEASONS STRATEGIES
 Multi-Managed Growth Portfolio..............................    4
 Multi-Managed Moderate Growth Portfolio.....................   21
 Multi-Managed Income/Equity Portfolio.......................   39
 Multi-Managed Income Portfolio..............................   56
 Asset Allocation: Diversified Growth Portfolio..............   73
 Stock Portfolio.............................................   92

 SEASONS SELECT
 Large Cap Growth Portfolio..................................   96
 Large Cap Composite Portfolio...............................  104
 Large Cap Value Portfolio...................................  118
 Mid Cap Growth Portfolio....................................  129
 Mid Cap Value Portfolio.....................................  143
 Small Cap Portfolio.........................................  158
 International Equity Portfolio..............................  205
 Diversified Fixed Income Portfolio..........................  226
 Cash Management Portfolio...................................  234
 Focus Growth Portfolio......................................  236
 Focus TechNet Portfolio.....................................  239
 Focus Growth and Income Portfolio...........................  241
 Focus Value Portfolio.......................................  244

 STATEMENT OF ASSETS AND LIABILITIES.........................  247
 STATEMENT OF OPERATIONS.....................................  250
 STATEMENT OF CHANGES IN NET ASSETS..........................  253
 NOTES TO FINANCIAL STATEMENTS...............................  259
 FINANCIAL HIGHLIGHTS........................................  281
 REPORT OF INDEPENDENT ACCOUNTANTS...........................  287
 SHAREHOLDERS TAX INFORMATION................................  288
 TRUSTEE INFORMATION.........................................  290
 COMPARISONS: PORTFOLIOS VS. INDEXES.........................  291

DEAR INVESTOR:

  We are pleased to present the annual report for the SEASONS SERIES TRUST, the underlying investment for the SEASONS FAMILY OF VARIABLE ANNUITIES issued by AIG SunAmerica Life Assurance Company. To review the investment environment for the past twelve-month period ended March 31, 2003, we have provided you with commentary on the state of the economy and financial markets. In addition, the world-class money management firms that manage your investment have contributed their views on the U.S. equity, U.S. fixed-income and global markets. Many of the portfolios covered in this report may not be available in your annuity product.

U.S. ECONOMIC OVERVIEW

  During the annual reporting period ended March 31, 2003, investors and the markets digested a mixed bag of conflicting economic data in which a sustained economic recovery failed to materialize. The year started with optimism that a cyclical rebound would occur as corporate earnings began to experience improved results and the economy slowly expanded. Consumer spending also continued to be positive, spurred by low interest rates and an active housing market. However, these positive economic indicators were offset by anemic business capital spending, the discovery of major corporate accounting problems, and weak employment data. The Federal Reserve Board took a cautious approach and cut interest rates just once (by 50 basis points in November 2002), as inflation remained low and un-threatened by economic growth.

  As 2003 began, investors became even more jittery due to the out-break of war in Iraq and rising tensions with North Korea. By period-end, the Standard and Poors (S&P 500) Index had returned -24.8%. Despite these geopolitical concerns and dismal market returns, many investment managers feel that the economy could gain momentum sometime during the next reporting period.

  Outlook from Thornburg Investment Management, Inc.
  "WE BELIEVE THAT SUSTAINED LOW INTEREST RATES, EXPANSIVE MONETARY AND FISCAL POLICY SHOULD STIMULATE THE U.S. ECONOMY AND REACCELERATE GROWTH AS POST WAR UNCERTAINTY AND THE IMPACT OF SEVERE WINTER WEATHER FADE IN INFLUENCE."

  Outlook from Putnam Investments
  "WE ANTICIPATE A MODERATE U.S. ECONOMIC RECOVERY. REAL GDP GROWTH IS EXPECTED TO BE BELOW TREND IN THE FIRST HALF OF 2003, BUT TO BE LIFTED ABOVE TREND IN THE SECOND HALF AND EARLY 2004, SPURRED BY AN ECONOMIC STIMULUS PACKAGE."

  Outlook from Wellington Management Company, L.L.P
  "ALTHOUGH WE THINK THE U.S. ECONOMY WILL EXPAND AT A SUB-PAR PACE UNTIL CONSUMERS REGAIN CONFIDENCE AND BUSINESS EMBRACES HIGHER SPENDING, WE REMAIN HOPEFUL THAT GEOPOLITICAL TENSIONS WILL LESSEN AND OIL PRICES TREND LOWER SETTING THE STAGE FOR AN IMPROVED ECONOMIC ENVIRONMENT BEGINNING IN 2004."

U.S. EQUITY MARKET OVERVIEW

  The U.S. equity markets experienced extreme volatility throughout the reporting period. Investors faced a barrage of bad news that included corporate accounting scandals, high profile bankruptcies, war and terrorist activity throughout the world. No economic sector was spared from the turbulence. AIG SunAmerica Asset Management Corp. notes, however, that the technology sector rallied in the fourth quarter of 2002 and the first quarter of 2003. They point out that even though this sector has been heavily sold off over the past three years, proven companies such as YAHOO and EBAY have demonstrated that improving fundamentals and sound business models exist even in the most volatile market conditions.

                                                                ----------------

  Outlook from AIG SunAmerica Asset Management Corp.
  "AS THE ANNUAL PERIOD CAME TO A CLOSE, THE ECONOMY SEEMED TO HAVE STALLED, AS GEOPOLITICAL CONCERNS BECAME THE MAJOR FOCUS. PRESENTLY, WE THINK THERE ARE COMPANIES THAT HAVE CUT COSTS DURING THE ECONOMIC DOWNTURN AND DEMONSTRATED THE ABILITY TO GENERATE STEADY TO ACCELERATING REVENUE AMID SLOW GROWTH CONDITIONS. WE BELIEVE THESE COMPANIES ARE IN THE BEST POSITION TO BENEFIT FROM AN ECONOMIC RECOVERY."

  Outlook from Harris Associates L.P.
  "MARKET VOLATILITY HAS PUSHED MANY EQUITY INVESTORS TO THE SIDELINES. BUT WE BELIEVE THAT WHILE UNCERTAINTY CAN BE FRUSTRATING, IT ALSO OFFERS OPPORTUNITY. WE HAVE FOUND ABUNDANT OPPORTUNITIES TO INVEST IN HIGH-QUALITY BUSINESSES THAT WE FEEL HAVE LONG-TERM GROWTH POTENTIAL."

U.S. FIXED-INCOME MARKET OVERVIEW

  Throughout the annual reporting period, investors looked to the fixed-income market to provide shelter from the volatile equity markets. Investors focused particular attention on the investment grade sector of the bond market, seeking quality and liquidity. As a result, the Lehman Brothers Aggregate Index returned 11.7% for the period ending March 31, 2003. Demand in the Treasury market was also strong during the year, driving their interest rates to the lowest levels seen in a generation.

  In contrast, the corporate bond sector suffered from sub-par performance, primarily due to the continued revelations of corporate accounting problems at some the nation's largest companies. The high-yield and emerging market sectors experienced weakness in the first half of the reporting period, but bounced back as the average yields in these sectors were attractive relative to other asset classes.

  Outlook from Wellington Management Company, L.L.P
  "BONDS OUTPERFORMED EQUITIES DURING THE PAST PERIOD AS INVESTORS FLED TO THE RELATIVE SAFETY OF THE FIXED-INCOME MARKETS. THE OVERALL VOLATILITY OF THE EQUITY MARKETS PROVIDED GOOD CONDITIONS FOR STRONG BOND MARKET RETURNS, MOST NOTABLY IN THE INVESTMENT GRADE SECTOR. LOOKING AHEAD, WE EXPECT THIS TREND TO CONTINUE UNTIL THE ECONOMY SHOWS SIGNS OF GREATER EXPANSION, HOPEFULLY BY 2004."

GLOBAL MARKET OVERVIEW

  The world's major economies experienced a slowdown similar to the one faced by the U.S. over much of the reporting period. Business and consumer confidence fell in most regions and industrial production decreased throughout much of 2003. Many of the same problems that beset the U.S. equity markets could be found in Europe and Asia (i.e. rising unemployment, corporate malfeasance, and the war in Iraq.) The only bright spot occurred in the global bond markets that were strong due to the volatile equity markets.

  In Europe, unemployment worsened during the reporting period, especially in Germany. Japan is still experiencing a hangover from bad loans in its banks, and political instability in Brazil have cast a pall over these developed markets. Furthermore, a new enemy has emerged in Asia during 2003 -- Severe Acute Respiratory Syndrome (SARS). Although no one knows what the impact of this disease will be on international equity markets, it has certainly slowed down the travel industry in China, which heretofore had been one of the positive emerging markets for the period. For the annual period ending March 31, 2003, the MSCI EAFE Index and MSCI World Index posted returns of -23.23% and -24.20%, respectively.

  Outlook from Lord Abbett & Company
  "WE EXPECT THAT DEVELOPED ECONOMIES WILL GROW SLOWLY OVER THE NEXT TWELVE MONTHS. ECONOMIES IN EUROPE AND JAPAN HAVE COOLED, AND UNLESS THE U.S. ECONOMY PICKS UP, WE DON'T SEE OTHER WORLD ECONOMIES EXPANDING SIGNIFICANTLY EITHER. WE ARE CONCERNED THAT THE CONSUMER IN MANY PLACES IS STRETCHED AT THIS POINT, BUT WE HAVE NOT SEEN ANY LASTING SIGNS THAT BUSINESS INVESTMENT HAS PICKED UP. WE WILL LIKELY MAINTAIN OUR CURRENT REGIONAL AND SECTOR WEIGHTINGS UNTIL THERE IS A CLEARER PICTURE OF WORLD ECONOMIC GROWTH."

----------------
2

  Outlook from Putnam Investments
  "WE BELIEVE THAT THE EUROZONE ECONOMY WILL REMAIN WEAK AT LEAST THROUGH THE SECOND QUARTER OF 2003. TIGHT FINANCIAL CONDITIONS AND WEAK BALANCE SHEETS ARE INHIBITING CORPORATE INVESTMENT, AND CONSUMERS ARE TROUBLED BY WEAK LABOR MARKETS. IN JAPAN, REAL GROSS DOMESTIC PRODUCT (GDP) GROWTH HELD UP BETTER THAN EXPECTED IN 2002; NONETHELESS, WE THINK JAPAN'S ECONOMY IS ENTERING A SOFT PATCH, WITH FLAT-TO-NEGATIVE GROWTH IN THE FIRST HALF OF 2003, FOLLOWED BY A MODEST REBOUND IN THE LATTER HALF."

  Outlook from Marsico Capital Management, L.L.C
  "NUMEROUS GEOPOLITICAL DIFFICULTIES BEING EXPERIENCED THROUGHOUT THE WORLD CONTINUE TO BE A PRIMARY FACTOR INFLUENCING STOCK PRICES. TANGIBLE AND SUSTAINABLE PROGRESS IN RESOLVING THESE ISSUES, PARTICULARLY WITH RESPECT TO POST-WAR IRAQ, NORTH KOREA AND THE MIDDLE EAST, WILL BE NEEDED BEFORE THE INVESTMENT ENVIRONMENT CAN REASONABLY BE EXPECTED TO IMPROVE. ABSENT FURTHER DETERIORATION IN THE GEOPOLITICAL SITUATION, WE BELIEVE IT IS INCREASINGLY POSSIBLE THAT THE WORST PERIOD FOR EQUITIES IS BEHIND US, AND THAT PROSPECTS FOR IMPROVED FUTURE RETURNS ARE MORE LIKELY."

IN CONCLUSION

  Its during uncertain financial times like these that we turn to experts for guidance as we seek to develop a sound investment strategy for retirement. By investing in the SEASONS FAMILY OF VARIABLE ANNUITIES, you ensure that your assets are managed by many of the finest money management firms in the world, and you also benefit from the diversification offered by multiple investment choices. We urge you to keep a long-term perspective with regard to your investment strategy, and encourage you to meet with your investment representative regularly to stay focused on your financial objectives.

  We thank you for choosing the SEASONS FAMILY, and look forward to reporting to you again in the next six months.

Sincerely,

/s/ Jay S. Wintrob

Jay S. Wintrob
CHIEF EXECUTIVE OFFICER,
AIG SUNAMERICA LIFE ASSURANCE COMPANY

May 5, 2003

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, investment returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

                                                                ----------------
                                                                               3
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------------------

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 64.3%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.1%
APPAREL & TEXTILES -- 0.4%
Coach, Inc.+ ...........................         9,500   $    364,135

AUTOMOTIVE -- 0.1%
General Motors Corp. ...................         1,500         50,430
Harley-Davidson, Inc. ..................         2,000         79,420

RETAIL -- 2.6%
Avon Products, Inc. ....................        11,075        631,829
Dollar Tree Stores, Inc.+ ..............        21,110        420,089
Gymboree Corp.+ ........................        15,100        227,104
Kohl's Corp.+ ..........................         5,380        304,400
Target Corp. ...........................         2,000         58,520
TJX Cos., Inc. .........................        11,265        198,264
Too, Inc.+ .............................        10,000        166,100
Wal-Mart Stores, Inc. ..................         6,000        312,180
Williams-Sonoma, Inc.+ .................         4,700        102,460
Yankee Candle Co., Inc.+ ...............         9,900        168,597
                                                         ------------
                                                            3,083,528
                                                         ------------

CONSUMER STAPLES -- 0.7%
FOOD, BEVERAGE & TOBACCO -- 0.6%
Altria Group, Inc. .....................         3,000         89,880
Anheuser-Busch Cos., Inc. ..............           300         13,983
Coca-Cola Co. ..........................         2,500        101,200
Cott Corp.+ ............................         9,100        159,705
Pepsi Bottling Group, Inc. .............         2,000         35,860
PepsiCo, Inc. ..........................         2,000         80,000
UST, Inc. ..............................         3,000         82,800

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Gillette Co. ...........................         4,000        123,760
                                                         ------------
                                                              687,188
                                                         ------------

EDUCATION -- 0.5%
EDUCATION -- 0.5%
Apollo Group, Inc., Class A+ ...........         8,200        409,180
Career Education Corp.+ ................         1,400         68,488
                                                         ------------
                                                              477,668
                                                         ------------

ENERGY -- 4.8%
ENERGY SERVICES -- 2.5%
BJ Services Co.+ .......................        20,730        712,905
Nabors Industries, Ltd.+ ...............        13,800        550,206
Patterson-UTI Energy, Inc.+ ............        19,420        628,431

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4

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Smith International, Inc.+ .............        17,880   $    629,912

ENERGY SOURCES -- 2.3%
Anadarko Petroleum Corp. ...............         3,000        136,500
Apache Corp. ...........................         7,600        469,224
Burlington Resources, Inc. .............         2,700        128,817
EnCana Corp. ...........................        12,612        409,787
ENSCO International, Inc. ..............         2,000         51,020
EOG Resources, Inc. ....................         4,100        162,196
Exxon Mobil Corp. ......................         5,000        174,750
GlobalSantaFe Corp. ....................         6,000        123,900
Murphy Oil Corp. .......................        14,580        643,999
                                                         ------------
                                                            4,821,647
                                                         ------------

FINANCE -- 10.7%
BANKS -- 1.7%
Bank of America Corp. ..................         4,500        300,780
Fifth Third Bancorp ....................         9,595        481,093
FleetBoston Financial Corp. ............         3,000         71,640
Hibernia Corp., Class A ................        16,300        276,448
J.P. Morgan Chase & Co. ................         3,000         71,130
Wachovia Corp. .........................        10,400        354,328
Wells Fargo & Co. ......................         4,000        179,960

FINANCIAL SERVICES -- 4.3%
American Express Co. ...................         4,000        132,920
Charles Schwab Corp. ...................        17,600        127,072
Citigroup, Inc. ........................        16,953        584,031
Concord EFS, Inc.+ .....................         5,600         52,640
E*TRADE Group, Inc.+ ...................        31,550        132,826
Fannie Mae .............................         6,260        409,091
Freddie Mac ............................         5,175        274,792
Goldman Sachs Group, Inc. ..............        14,835      1,009,967
Lehman Brothers Holdings, Inc. .........         7,000        404,250
Merrill Lynch & Co., Inc. ..............         3,200        113,280
Morgan Stanley .........................         3,100        118,885
Portfolio Recovery Associates, Inc.+ ...        17,800        405,128
SLM Corp. ..............................         4,500        499,140

INSURANCE -- 4.7%
AFLAC, Inc. ............................        19,880        637,154
Allstate Corp. .........................        31,550      1,046,513
Berkshire Hathaway, Inc., Class B+ .....           877      1,874,149
Marsh & McLennan Cos., Inc. ............         2,000         85,260
MetLife, Inc. ..........................         3,500         92,330
Willis Group Holdings, Ltd. ............        14,060        389,462
XL Capital, Ltd., Class A ..............         7,910        559,870
                                                         ------------
                                                           10,684,139
                                                         ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE -- 11.2%
DRUGS -- 5.0%
Amgen, Inc.+ ...........................         7,900   $    454,645
Barr Laboratories, Inc.+ ...............         4,500        256,500
BioMarin Pharmaceutical, Inc.+ .........         9,300        105,555
Bristol-Myers Squibb Co. ...............         2,500         52,825
Caremark Rx, Inc.+ .....................         3,000         54,450
Eli Lilly & Co. ........................         3,380        193,167
Forest Laboratories, Inc.+ .............        26,905      1,452,063
IDEC Pharmaceuticals Corp.+ ............         7,500        258,142
Merck & Co., Inc. ......................         2,500        136,950
Mylan Laboratories, Inc. ...............         6,950        199,813
Neurocrine Biosciences, Inc.+ ..........         4,700        196,366
Pfizer, Inc. ...........................        29,145        908,158
Pharmacia Corp. ........................         2,000         86,600
TEVA Pharmaceutical Industries, Ltd.
 ADR ...................................        12,900        537,285
Wyeth ..................................         3,000        113,460

HEALTH SERVICES -- 1.9%
Anthem, Inc.+ ..........................        10,895        721,794
HCA, Inc. ..............................         1,500         62,040
MEDIQ, Inc.+(1) ........................            18              0
UnitedHealth Group, Inc. ...............         8,140        746,194
WebMD Corp.+ ...........................        20,800        187,616
Weight Watchers International,
 Inc.+ TRIANGLE  .......................         5,000        230,250

MEDICAL PRODUCTS -- 4.3%
AmerisourceBergen Corp. ................         6,985        366,713
Biotech Holders Trust ..................           700         65,275
Biovail Corp.+ .........................         5,805        231,445
Boston Scientific Corp.+ ...............        10,500        427,980
Cardinal Health, Inc. ..................         7,060        402,208
Guidant Corp.+ .........................        18,245        660,469
Johnson & Johnson ......................         4,100        237,267
MedImmune, Inc.+ .......................        18,430        605,057
Medtronic, Inc. ........................        17,885        806,971
Stryker Corp. ..........................         5,800        398,170
Zimmer Holdings, Inc.+ .................         1,500         72,945
                                                         ------------
                                                           11,228,373
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 5.7%
AEROSPACE & MILITARY TECHNOLOGY -- 1.8%
Lockheed Martin Corp. ..................        13,205        627,898
Northrop Grumman Corp. .................         9,495        814,671
Textron, Inc. ..........................         2,500         68,650
United Technologies Corp. ..............         2,000        115,560
Verdian Corp.+ .........................         7,300        145,270

BUSINESS SERVICES -- 2.0%
Accenture, Ltd., Class A+ ..............        25,420        394,010
Cendant Corp.+ .........................        10,000        127,000
Ingersoll-Rand Co., Inc., Class A ......         3,000        115,770
Paychex, Inc. ..........................         4,400        120,868
Republic Services, Inc., Class A+ ......        10,100        200,384

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6

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Stericycle, Inc.+ ......................         5,900   $    221,781
TMP Worldwide, Inc.+ ...................        34,340        368,468
Waste Connections, Inc.+ ...............        11,400        393,300
Waste Management, Inc. .................         3,000         63,540

ELECTRICAL EQUIPMENT -- 0.3%
A.O. Smith Corp. .......................         9,000        241,200
Tyco International, Ltd. ...............         3,000         38,580

MULTI-INDUSTRY -- 0.4%
3M Co. .................................         1,500        195,045
Danaher Corp. ..........................         1,000         65,760
General Electric Co. ...................         6,500        165,750

TRANSPORTATION -- 1.2%
Canadian National Railway Co. ..........        12,800        547,840
FedEx Corp. ............................         1,200         66,084
Heartland Express, Inc.+ ...............        10,849        208,084
J.B. Hunt Transport Services, Inc.+ ....         7,800        209,976
Roadway Corp. ..........................         4,300        144,136
United Parcel Service, Inc., Class B ...         1,500         85,500
                                                         ------------
                                                            5,745,125
                                                         ------------

INFORMATION & ENTERTAINMENT -- 9.5%
BROADCASTING & MEDIA -- 7.2%
AOL Time Warner, Inc.+ .................        68,627        745,289
Cablevision Systems New York Group,
 Class A+ ..............................        63,847      1,212,454
Clear Channel Communications, Inc.+ ....         8,900        301,888
Comcast Corp., Class A+ ................         4,088        116,876
Comcast Corp., Sp. Class A+ ............        22,530        619,350
Fox Entertainment Group, Inc., Class
 A+ ....................................        10,900        290,703
Gannett Co., Inc. ......................         1,500        105,645
Liberty Media Corp., Class A+ ..........       303,798      2,955,955
Lin TV Corp., Class A+ .................         7,600        155,876
Martha Stewart Living Omnimedia, Inc.,
 Class A+ ..............................         9,300         76,353
New York Times Co., Class A ............         5,200        224,380
Radio One, Inc., Class D+ ..............         7,000         92,680
Viacom, Inc., Class B+ .................         3,000        109,560
Westwood One, Inc.+ ....................         6,300        196,812

ENTERTAINMENT PRODUCTS -- 0.3%
International Game Technology+ .........         2,865        234,644
Walt Disney Co. ........................         4,000         68,080

LEISURE & TOURISM -- 2.0%
Applebee's International, Inc. .........         4,100        114,964
Carnival Corp. .........................         2,400         57,864
Darden Restaurants, Inc. ...............         9,530        170,111
JetBlue Airways Corp.+ .................         5,900        163,489
Ruby Tuesday, Inc. .....................        10,800        220,320
USA Interactive+ .......................        23,780        637,066
Wendy's International, Inc. ............         7,530        207,150

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Yum! Brands, Inc.+ .....................        17,570   $    427,478
                                                         ------------
                                                            9,504,987
                                                         ------------

INFORMATION TECHNOLOGY -- 17.4%
COMMUNICATION EQUIPMENT -- 0.8%
Marvell Technology Group, Ltd.+ ........        14,200        300,898
QUALCOMM, Inc. .........................        14,400        519,264

COMPUTER SERVICES -- 2.6%
Affiliated Computer Services, Inc.,
 Class A+ ..............................         9,500        420,470
CACI International, Inc., Class A+ .....         7,700        256,872
Computer Associates International,
 Inc. ..................................        83,355      1,138,629
Symantec Corp.+ ........................         9,200        360,456
Synopsys, Inc.+ ........................         9,880        420,493

COMPUTER SOFTWARE -- 3.0%
Business Objects SA ADR+ ...............        19,100        312,285
Cognos, Inc.+ ..........................         9,100        206,761
Electronic Arts, Inc.+ .................         4,230        248,047
Intuit, Inc.+ ..........................         8,500        316,200
J.D. Edwards & Co.+ ....................        22,200        244,644
Microsoft Corp. ........................        51,850      1,255,289
NetScreen Technologies, Inc.+ ..........        12,400        208,072
Oracle Corp.+ ..........................        12,000        130,188
SAP AG Sponsored ADR ...................         1,500         28,440

COMPUTERS & BUSINESS EQUIPMENT -- 1.1%
Apple Computer, Inc.+ ..................        45,770        647,188
Dell Computer Corp.+ ...................         3,500         95,585
Hewlett-Packard Co. ....................        11,000        171,050
International Business Machines
 Corp. .................................         2,500        196,075

ELECTRONICS -- 2.7%
Analog Devices, Inc.+ ..................         3,500         96,250
Applied Materials, Inc.+ ...............        24,355        306,386
ATMI, Inc.+ ............................        12,000        231,120
Intel Corp. ............................         8,000        130,240
KLA-Tencor Corp.+ ......................         5,815        209,003
Novellus Systems, Inc.+ ................        16,220        442,319
Samsung Electronics Co., Ltd. GDR ......         8,230        929,990
Texas Instruments, Inc. ................        19,335        316,514
Xilinx, Inc.+ ..........................         3,000         70,230

INTERNET CONTENT -- 2.2%
Amazon.Com, Inc.+ ......................        23,020        599,211
Yahoo!, Inc.+ ..........................        67,635      1,624,592

INTERNET SOFTWARE -- 0.3%
BEA Systems, Inc.+ .....................        19,800        201,762
Raindance Communications, Inc.+ ........        55,300         92,904

----------------
8

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS -- 4.7%
Alltel Corp. ...........................         6,200   $    277,512
AT&T Corp. .............................         1,600         25,920
CIENA Corp.+ ...........................        28,925        126,402
Cisco Systems, Inc.+ ...................        69,145        897,502
Cox Communications, Inc., Class A+ .....        17,255        536,803
EchoStar Communications Corp., Class
 A+ ....................................        19,875        573,990
Foundry Networks, Inc.+ ................        14,900        119,796
Nextel Communications, Inc., Class
 A+ ....................................        22,600        302,614
Nokia Oyj ..............................        11,206        154,658
Nokia Oyj Sponsored ADR ................        94,810      1,328,288
Verizon Communications, Inc. ...........         9,932        351,096
                                                         ------------
                                                           17,422,008
                                                         ------------

MATERIALS -- 0.7%
CHEMICALS -- 0.4%
du Pont (E.I.) de Nemours and Co. ......         2,000         77,720
Ecolab, Inc. ...........................         2,500        123,325
IMC Global, Inc. .......................        10,000         96,200
Lyondell Chemical Co. ..................         8,000        111,600
Pioneer Companies, Inc.+ ...............            71            319

FOREST PRODUCTS -- 0.3%
Bemis Co. ..............................         2,000         84,120
International Paper Co. ................         3,000        101,400
Pactiv Corp.+ ..........................         5,000        101,500
                                                         ------------
                                                              696,184
                                                         ------------
TOTAL COMMON STOCK (cost $68,347,891)...                   64,350,847
                                                         ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------
MATERIALS -- 0.0%
METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C
 (Convertible) (cost $0) ...............           270            405
                                                         ------------

ASSET-BACKED SECURITIES -- 0.3%             PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
FINANCE -- 0.2%
FINANCIAL SERVICES -- 0.2%
Aesop Funding II, LLC, Series 1998-1 A
 6.14% 2006* ...........................  $     60,000         64,460
PP&L Transition Bond, LLC, Series 1999-1
 A7 7.05% 2009 .........................       118,000        134,557
                                                         ------------
                                                              199,017
                                                         ------------

UTILITIES -- 0.1%
ELECTRIC UTILITIES -- 0.1%
Peco Energy Transition Trust, Series
 2001-A A1 6.52% 2010 ..................       110,000        126,388
                                                         ------------
TOTAL ASSET-BACKED SECURITIES (cost
 $289,302) .............................                      325,405
                                                         ------------

                                                                ----------------

BONDS & NOTES -- 27.7%                      PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.1%
APPAREL & TEXTILES -- 0.0%
Gap, Inc. 10.55% 2008 ..................  $      5,000   $      5,750
Levi Strauss & Co. 7.00% 2006 ..........        15,000         12,938
Levi Strauss & Co. 11.63% 2008 .........         5,000          4,725

AUTOMOTIVE -- 0.2%
Accuride Corp., Series B 9.25% 2008 ....        20,000         14,950
CSK Auto, Inc. 12.00% 2006 .............        11,000         11,935
Dana Corp. 9.00% 2011 ..................        10,000          9,850
Delco Remy International, Inc. 8.63%
 2007 ..................................         5,000          4,175
Dura Operating Corp. 8.63% 2012 ........         5,000          4,750
Dura Operating Corp. 9.00% 2009 ........        10,000          8,150
Ford Motor Co. 6.38% 2029 ..............        75,000         50,635
Ford Motor Co. 7.45% 2031 ..............        70,000         53,577
Goodyear Tire & Rubber Co. 7.86%
 2011 ..................................        15,000         11,025
Goodyear Tire & Rubber Co. 8.50%
 2007 ..................................         5,000          3,875
LDM Technologies, Inc., Series B 10.75%
 2007 ..................................         5,000          4,400
Lear Corp., Series B 8.11% 2009 ........        25,000         27,063
Navistar International Corp., Series B
 8.00% 2008 ............................        20,000         18,300
Navistar International Corp., Series B
 9.38% 2006 ............................        10,000         10,100
TRW Automotive, Inc. 11.00% 2013* ......        10,000          9,975
United Rentals (North America), Inc.
 10.75% 2008 ...........................         5,000          5,175

HOUSING & HOUSEHOLD DURABLES -- 0.4%
Beazer Homes USA, Inc. 8.63% 2011 ......        10,000         10,450
Centex Corp. 7.88% 2011 ................       110,000        127,622
Del Webb Corp. 10.25% 2010 .............         5,000          5,462
KB Home 9.50% 2011 .....................        10,000         10,775
Lennar Corp. 5.95% 2013 ................        25,000         25,613
Lennar Corp. 7.63% 2009 ................        20,000         22,821
Pulte Homes, Inc. 8.13% 2011 ...........        40,000         45,954
Standard Pacific Corp. 8.00% 2008 ......        10,000         10,100
Standard Pacific Corp. 8.50% 2007 ......        10,000         10,262
Toll Brothers, Inc. 6.88% 2012* ........        40,000         42,406

RETAIL -- 0.5%
Boise Cascade Office Products Corp.
 7.05% 2005 ............................        85,000         87,991
J.C. Penney Co., Inc. 7.38% 2008 .......         5,000          5,050
Lowe's Cos., Inc. 8.25% 2010 ...........        80,000         98,930
Masco Corp. 6.00% 2004 .................        55,000         57,382
Pathmark Stores, Inc. 8.75% 2012 .......         5,000          4,800
Rite Aid Corp. 7.13% 2007 ..............        25,000         22,031
Rite Aid Corp. 11.25% 2008 .............        10,000          9,900
Sealy Mattress Co., Series B 10.88%
 2007(2) ...............................        20,000         20,925
Staples, Inc. 7.38% 2012* ..............        45,000         50,573
Stone Container Corp. 8.38% 2012 .......        10,000         10,700
Wal-Mart Stores, Inc. 7.55% 2030 .......        70,000         88,609
                                                         ------------
                                                            1,039,704
                                                         ------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Delhaize America, Inc. 8.13% 2011 ......        10,000         10,150
Dole Food, Inc. 8.88% 2011* ............         5,000          5,200

----------------
10

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Fred Meyer, Inc. 7.38% 2005 ............  $     25,000   $     27,015
Great Atlantic & Pacific Tea Co., Inc.
 9.13% 2011 ............................        10,000          8,075
Tyson Foods, Inc. 7.25% 2006 ...........        50,000         53,492
Tyson Foods, Inc. 8.25% 2011 ...........        20,000         22,571
Whitman Corp. 6.38% 2009 ...............        65,000         70,494
Winn-Dixie Stores, Inc. 8.88% 2008 .....         5,000          5,250

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
Revlon Consumer Products Corp. 12.00%
 2005 ..................................        10,000          9,150
                                                         ------------
                                                              211,397
                                                         ------------

EDUCATION -- 0.0%
EDUCATION -- 0.0%
Massachusetts Institute of Technology
 7.25% 2096 ............................        40,000         47,980
                                                         ------------

ENERGY -- 0.8%
ENERGY SERVICES -- 0.5%
FirstEnergy Corp. 6.45% 2011 ...........        30,000         31,716
Motiva Enterprises, LLC 5.20% 2012* ....        75,000         76,264
PacifiCorp, Series MBIA 6.38% 2008 .....        70,000         78,418
Pride International, Inc. 10.00%
 2009 ..................................         5,000          5,450
Pride Petroleum Services, Inc. 9.38%
 2007 ..................................        10,000         10,375
Schlumberger Technology Corp. 6.50%
 2012* .................................        70,000         79,076
Southern California Public Power
 Authority Project 6.93% 2017 ..........        50,000         58,944
Tesoro Petroleum Corp., Series B 9.63%
 2008 ..................................        15,000         12,975
Utilicorp United, Inc. 6.88% 2004 ......        40,000         42,190
Valero Energy Corp. 6.88% 2012 .........        45,000         49,015
Western Resources, Inc. 6.88% 2004 .....        10,000         10,075
Western Resources, Inc. 7.13% 2009 .....        10,000          9,425
Western Resources, Inc. 9.75% 2007 .....         5,000          5,338

ENERGY SOURCES -- 0.3%
Burlington Resources Finance Co. 5.70%
 2007 ..................................        70,000         75,871
Clark Refining & Marketing, Inc. 8.38%
 2007 ..................................        15,000         15,000
Energy Corp. of America, Series A 9.50%
 2007 ..................................        25,000         15,625
Forest Oil Corp. 8.00% 2008 ............         8,000          8,320
Giant Industries, Inc. 11.00% 2012 .....        10,000          8,850
Husky Oil, Ltd. 7.55% 2016 .............        50,000         59,607
Peabody Energy Corp. 6.88% 2013* .......         5,000          5,063
Pemex Project Funding Master Trust 9.13%
 2010 ..................................       110,000        127,875
Pioneer Natural Resources Co. 9.63%
 2010 ..................................         5,000          5,962
Plains Exploration & Production Co.
 8.75% 2012 ............................        10,000         10,400
                                                         ------------
                                                              801,834
                                                         ------------

FINANCE -- 4.9%
BANKS -- 0.9%
Bank of America Corp. 7.40% 2011 .......        80,000         95,311
Dime Capital Trust I, Series A 9.33%
 2027 ..................................        20,000         23,800
First Republic Bank 7.75% 2012 .........        25,000         25,327
MBNA America Bank 5.38% 2008 ...........        60,000         61,983
National City Corp. 7.20% 2005 .........        60,000         66,206

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
NCNB Corp. 9.38% 2009 ..................  $     32,000   $     41,184
Oversea-Chinese Banking Corp., Ltd.
 7.75% 2011* ...........................       140,000        162,438
Popular North America, Inc., Series E
 6.13% 2006 ............................        60,000         65,112
Royal Bank of Scotland Group, PLC 6.40%
 2009 ..................................        90,000        101,408
Scotland International BV 7.70%
 2010* .................................       110,000        132,206
U.S. Bancorp 7.50% 2026 ................        65,000         77,220
Wells Fargo & Co. 6.38% 2011 ...........        80,000         90,851

FINANCIAL SERVICES -- 2.7%
Abbey National, PLC, Series EMTN 6.69%
 2005 ..................................        70,000         77,088
Asset Securitization Corp., Series
 1997-D4 A1B 7.40% 2029 ................       127,638        133,075
Asset Securitization Corp., Series
 1997-D5 A1C 6.75% 2043 ................        50,000         54,592
Athena Neurosciences Finance, LLC 7.25%
 2008 ..................................        95,000         58,662
BB&T Corp. 4.75% 2012 ..................       110,000        111,721
CIT Group, Inc. 7.50% 2003 .............        15,000         15,499
CIT Group, Inc. 7.63% 2005 .............        50,000         54,156
Citigroup, Inc. 6.75% 2005 .............       130,000        144,631
Countrywide Home Loan Funding Corp.
 5.63% 2007 ............................        60,000         64,522
Credit National Interfinance BV 7.00%
 2005 ..................................        50,000         55,104
CS First Boston Mtg. Securities Corp.,
 Series 1997-C1 A1B 7.15% 2029 .........        68,682         71,206
CS First Boston Mtg. Securities Corp.,
 Series 1997-C1 A1C 7.24% 2029 .........        70,000         79,146
DLJ Mtg. Acceptance Corp., Series
 1997-CF2 A1B 6.82% 2030* ..............       100,000        109,785
First Union-Lehman Bros. Com. Mtg. Trust
 II, Series 1997-C2 A2 6.60% 2029 ......        58,777         61,341
General Electric Capital Corp. 8.70%
 2007 ..................................        20,000         23,811
General Motors Acceptance Corp. 6.88%
 2011 ..................................       190,000        187,746
Goldman Sachs Group, Inc. 4.13% 2008 ...        40,000         41,070
Household Finance Corp. 6.38% 2011 .....       150,000        163,236
Household Finance Corp. 6.50% 2006 .....        10,000         10,890
LB-UBS Commercial Mtg. Trust, Series
 2001-C7 A5 6.13% 2030 .................        90,000        100,057
Lehman Brothers Holdings, Inc. 4.00%
 2008 ..................................        70,000         71,460
MDP Acquisitions, PLC 9.63% 2012* ......         5,000          5,269
Merrill Lynch Mtg. Investors, Inc.,
 Series 1997-C2 A2 6.54% 2029 ..........       100,000        112,146
Morgan Stanley, Dean Witter & Co. 6.60%
 2012 ..................................        70,000         78,139
Overseas Private Investment Corp.,
 Series 96-A 6.99% 2009 ................       250,554        278,498
Principal Financial Group, Inc. 8.20%
 2009* .................................        90,000        105,427
Private Export Funding Corp. 6.62%
 2005 ..................................       120,000        133,383
Private Export Funding Corp., Series C
 6.31% 2004 ............................       100,000        107,031
Private Export Funding Corp., Series YY
 7.03% 2003 ............................        35,000         36,183
Sears Roebuck Acceptance Corp. 6.25%
 2009 ..................................        45,000         45,861
Sun Canada Financial Co. 6.63% 2007* ...        65,000         70,670
UCAR Finance, Inc. 10.25% 2012 .........         5,000          4,450
Von Hoffman Corp. 10.25% 2009 ..........        10,000          9,950

INSURANCE -- 1.3%
AAG Holding Co., Inc. 6.88% 2008 .......        50,000         44,410
Ace Capital Trust II 9.70% 2030 ........        60,000         70,701
Allstate Financing II 7.83% 2045 .......        24,000         27,281
American Financial Group, Inc. 7.13%
 2009 ..................................        25,000         23,659
AmerUs Group Co. 6.95% 2005 ............        90,000         91,570
Equitable Companies, Inc. 7.00% 2028 ...        60,000         62,994
Everest Reinsurance Holdings, Inc. 8.50%
 2005 ..................................        10,000         10,968
Everest Reinsurance Holdings, Inc. 8.75%
 2010 ..................................        70,000         82,331

----------------
12

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Farmers Insurance Exchange 8.50%
 2004* .................................  $    140,000   $    140,810
Florida Windstorm Underwriting Assoc.
 7.13% 2019* ...........................       140,000        161,134
Healthcare Realty Trust, Inc. 8.13%
 2011 ..................................        10,000         10,889
Jackson National Life Insurance Co.
 8.15% 2027* ...........................        22,000         24,536
Liberty Mutual Insurance Co. 7.70%
 2097* .................................        50,000         35,370
MONY Group, Inc. 7.45% 2005 ............        85,000         87,402
Provident Financing Trust I 7.41%
 2038 ..................................        50,000         34,268
ReliaStar Financial Corp. 8.00% 2006 ...        60,000         69,010
SAFECO Corp. 7.25% 2012 ................        30,000         34,371
St. Paul Cos., Inc. 5.75% 2007 .........        60,000         63,584
Torchmark, Inc. 6.25% 2006 .............        40,000         43,744
W.R. Berkley Capital Trust 8.20%
 2045 ..................................       100,000         98,340
XL Capital Finance Europe, PLC 6.50%
 2012 ..................................        65,000         71,181
                                                         ------------
                                                            4,907,404
                                                         ------------

HEALTHCARE -- 0.8%
DRUGS -- 0.1%
Omnicare, Inc., Series B 8.13% 2011 ....         5,000          5,375
Wyeth 6.25% 2006 .......................       100,000        109,810

HEALTH SERVICES -- 0.5%
Anthem, Inc. 6.80% 2012 ................       125,000        141,096
Beverly Enterprises, Inc. 9.00% 2006 ...        10,000          8,600
Beverly Enterprises, Inc. 9.63% 2009 ...         5,000          4,200
HCA, Inc. 6.30% 2012 ...................        50,000         51,365
Health Net, Inc. 8.38% 2011 ............        40,000         46,763
HEALTHSOUTH Corp. 7.38% 2006(3) ........        10,000          4,600
Humana, Inc. 7.25% 2006 ................        50,000         53,828
NDCHealth Corp. 10.50% 2012* ...........         5,000          5,237
Radiologix, Inc., Series B 10.50%
 2008 ..................................        15,000         13,500
Triad Hospitals, Inc. 8.75% 2009 .......         5,000          5,400
Triad Hospitals, Inc., Series B 11.00%
 2009 ..................................        10,000         11,050
UnitedHealth Group, Inc. 7.50% 2005 ....        90,000        100,964
Wellpoint Health Networks, Inc. 6.38%
 2012 ..................................        40,000         44,408

MEDICAL PRODUCTS -- 0.2%
Advanced Med Optics, Inc. 9.25% 2010 ...         5,000          5,200
ALARIS Medical, Inc. 11.13% 2008(2) ....        30,000         30,600
Allegiance Corp. 7.00% 2026 ............        80,000         92,760
Bio-Rad Laboratories, Inc. 11.63%
 2007 ..................................         2,000          2,200
CONMED Corp. 9.00% 2008 ................        15,000         15,525
Sybron Dental Specialties, Inc. 8.13%
 2012 ..................................         5,000          5,100
Universal Hospital Services, Inc. 10.25%
 2008 ..................................         5,000          4,875
                                                         ------------
                                                              762,456
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 0.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
K & F Industries, Inc., Series B 9.25%
 2007 ..................................        10,000         10,450
SCL Terminal Aereo Santiago SA 6.95%
 2012* .................................       108,176        120,872
Sequa Corp. 8.88% 2008 .................        10,000          9,800

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES -- 0.3%
Allied Waste North America, Inc., Series
 B 8.50% 2008 ..........................  $     20,000   $     21,025
ERAC USA Finance Co. 8.00% 2011* .......        60,000         69,640
Iron Mountain, Inc. 8.25% 2011 .........         5,000          5,300
Monsanto Co. 7.38% 2012 ................       110,000        121,010
Moore North America Finance 7.88%
 2011* .................................         5,000          5,175
Pierce Leahy Command Co. 8.13% 2008 ....         5,000          5,200
PSA Corp., Ltd. 7.13% 2005* ............        60,000         66,872
Waste Management, Inc. 6.38% 2012 ......        45,000         48,011
World Color Press, Inc. 8.38% 2008 .....         5,000          5,201

ELECTRICAL EQUIPMENT -- 0.0%
WESCO Distribution, Inc., Series B 9.13%
 2008 ..................................        15,000         11,250

MACHINERY -- 0.1%
Argo-Tech Corp. 8.63% 2007 .............        15,000         12,375
Case Corp. 7.25% 2005 ..................        10,000          9,450
Numatics, Inc., Series B 9.63% 2008 ....         5,000          2,850
Roller Bearing Co. of America, Inc.,
 Series B 9.63% 2007 ...................         5,000          4,200
Tyco International Group SA 6.13%
 2009 ..................................         5,000          4,700
Tyco International Group SA 6.38%
 2011 ..................................        20,000         18,700
Tyco International Group SA 6.75%
 2011 ..................................         5,000          4,775

MULTI-INDUSTRY -- 0.1%
Alliant Energy Resources, Inc. 9.75%
 2013* .................................        50,000         56,864
American Standard Cos., Inc. 7.63%
 2010 ..................................         5,000          5,450

TRANSPORTATION -- 0.1%
Federal Express Corp. 6.72% 2022 .......        71,848         78,777
                                                         ------------
                                                              697,947
                                                         ------------

INFORMATION & ENTERTAINMENT -- 1.2%
BROADCASTING & MEDIA -- 0.7%
American Media, Inc. 8.88% 2011* .......         5,000          5,400
AOL Time Warner, Inc. 5.63% 2005 .......        50,000         52,112
AOL Time Warner, Inc. 7.63% 2031 .......        90,000         95,504
CanWest Media, Inc. 10.63% 2011 ........        10,000         11,012
Charter Communications Holdings Capital
 Corp., LLC 8.63% 2009 .................        15,000          6,937
Charter Communications Holdings Capital
 Corp., LLC 9.92% 2011(2) ..............         5,000          2,025
Charter Communications Holdings Capital
 Corp., LLC 13.50% 2011(2) .............        30,000          9,000
Classic Cable, Inc. 10.50% 2010(3) .....        25,000          2,031
Clear Channel Communications, Inc. 6.00%
 2006 ..................................        50,000         53,602
Comcast Cable Communications, Inc. 8.50%
 2027 ..................................        15,000         18,544
CSC Holdings, Inc. 7.63% 2011 ..........        20,000         20,050
EchoStar DBS Corp. 9.38% 2009 ..........        20,000         21,300
Entravision Communications Corp. 8.13%
 2009 ..................................         5,000          5,138
Houghton Mifflin Co. 9.88% 2013* .......         5,000          5,400
Liberty Media Corp. 7.75% 2009 .........        60,000         68,481
Mediacom Broadband, LLC 11.00% 2013 ....        10,000         11,175
Mediacom, LLC 9.50% 2013 ...............         5,000          5,175
News America Holdings, Inc. 8.00%
 2016 ..................................        70,000         83,829
Primedia, Inc. 8.88% 2011 ..............         5,000          5,038
Quebecor Media, Inc. 13.75% 2011(2) ....        35,000         26,600
R.H. Donnelley Finance Corp. I 10.88%
 2012* .................................         5,000          5,713

----------------
14

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Reed Elsevier Capital, Inc. 6.13%
 2006 ..................................  $    120,000   $    131,004
Rogers Communications, Inc. 8.88%
 2007 ..................................         5,000          5,100
Scholastic Corp. 7.00% 2003 ............        35,000         36,312
United Pan-Europe Communications NV
 11.25% 2010(3) ........................         5,000            463
United Pan-Europe Communications NV
 11.50% 2010(3) ........................        15,000          1,387

ENTERTAINMENT PRODUCTS -- 0.1%
Corus Entertainment, Inc. 8.75% 2012 ...        10,000         10,412
Hasbro, Inc. 8.50% 2006 ................         9,000          9,653
International Game Technology 8.38%
 2009 ..................................        40,000         47,714

LEISURE & TOURISM -- 0.4%
Air Canada, Inc. 10.25% 2011(3) ........        15,000          3,600
American Airlines, Inc., Series 01-1
 6.82% 2011 ............................        70,000         45,717
Atlas Air, Inc. 9.38% 2006(3) ..........        10,000          1,800
Atlas Air, Inc. 10.75% 2005(3) .........         5,000            950
Circus Circus Enterprises, Inc. 9.25%
 2005 ..................................        15,000         15,675
Continental Airlines, Inc. 6.90%
 2018 ..................................        42,442         35,137
Continental Airlines, Inc., Series 981A
 6.65% 2019 ............................        17,429         14,184
Delta Air Lines, Inc. 7.90% 2009 .......        15,000          7,800
Delta Air Lines, Inc. 7.92% 2010 .......        45,000         32,655
Harrah's Operating Co., Inc. 8.00%
 2011 ..................................       120,000        138,101
Icon Health & Fitness 11.25% 2012 ......        10,000         10,300
MGM Mirage, Inc. 8.38% 2011 ............        20,000         21,400
Northwest Airlines, Inc. 8.88% 2006 ....         5,000          2,550
Northwest Airlines, Inc. 9.88% 2007 ....         5,000          2,575
Park Place Entertainment Corp. 8.13%
 2011 ..................................        10,000         10,325
Station Casinos, Inc. 8.88% 2008 .......        10,000         10,475
True Temper Sports, Inc., Series B
 10.88% 2008 ...........................        15,000         15,675
USA Networks, Inc./USANi, LLC 6.75%
 2005 ..................................        90,000         95,262
                                                         ------------
                                                            1,220,292
                                                         ------------

INFORMATION TECHNOLOGY -- 1.6%
COMPUTER SERVICES -- 0.1%
Computer Sciences Corp. 7.38% 2011 .....        50,000         58,749

COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Hewlett-Packard Co. 5.75% 2006 .........       110,000        119,124
Xerox Capital Europe, PLC 5.88% 2004 ...         5,000          4,950

ELECTRONICS -- 0.1%
Amkor Technology, Inc. 9.25% 2008 ......        20,000         19,600
Amkor Technology, Inc. 10.50% 2009 .....        15,000         14,250
Amphenol Corp. 9.88% 2007 ..............         3,000          3,128
ChipPAC International Co., Ltd., Series
 B 12.75% 2009 .........................         5,000          5,550
L-3 Communications Corp., Series B 8.00%
 2008 ..................................         5,000          5,225
Sanmina-SCI Corp. 10.38% 2010* .........         5,000          5,400
SCG Holdings & Semiconductor Co. 12.00%
 2009 ..................................        25,000         17,750
Solectron Corp. 9.63% 2009 .............         5,000          5,225

TELECOMMUNICATIONS -- 1.3%
American Tower Corp. 9.38% 2009 ........         5,000          4,500
AT&T Broadband Corp. 8.38% 2013 ........       110,000        130,329

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
AT&T Corp. 6.00% 2009 ..................  $      6,000   $      6,027
AT&T Corp. 7.80% 2011 ..................        40,000         43,049
AT&T Wireless Services, Inc. 7.88%
 2011 ..................................        90,000        100,661
Avaya, Inc. 11.13% 2009 ................        10,000         10,200
British Telecommunications, PLC 8.38%
 2010 ..................................        60,000         72,876
British Telecommunications, PLC 8.63%
 2030 ..................................        40,000         51,326
Compania de Telecomunicaciones de Chile
 7.63% 2006 ............................        30,000         32,354
Compania de Telecomunicaciones de Chile
 8.38% 2006 ............................         5,000          5,434
Cox Communications, Inc. 7.75% 2010 ....        80,000         93,518
Crown Castle International Corp. 10.63%
 2007(2) ...............................        15,000         14,625
France Telecom SA 9.25% 2011 ...........        70,000         84,142
GCI, Inc. 9.75% 2007 ...................        30,000         28,800
GTE Corp. 6.36% 2006 ...................        95,000        104,640
Insight Midwest LP/Insight Capital, Inc.
 9.75% 2009 ............................        10,000         10,325
Insight Midwest LP/Insight Capital, Inc.
 10.50% 2010 ...........................        10,000         10,650
Lucent Technologies, Inc. 5.50% 2008 ...         5,000          3,775
Lucent Technologies, Inc. 7.25% 2006 ...        10,000          8,800
Nextel Communications, Inc. 9.50%
 2011 ..................................        35,000         37,012
Nextel Partners, Inc. 14.00% 2009(2) ...        10,000          9,200
Nortel Networks, Ltd. 6.13% 2006 .......        15,000         13,688
Qwest Capital Funding, Inc. 7.25%
 2011 ..................................        25,000         19,000
Rogers Cantel, Inc. 9.75% 2016 .........         5,000          5,250
Rogers Wireless, Inc. 9.63% 2011 .......        20,000         21,300
Singapore Telecommunications, Ltd. 6.38%
 2011* .................................        20,000         21,678
Sprint Capital Corp. 6.13% 2008 ........        50,000         49,500
Sprint Capital Corp. 6.88% 2028 ........        50,000         43,750
Telecommunications Techniques Co., LLC
 9.75% 2008 ............................        10,000            500
Telecomunicaciones de Puerto Rico, Inc.
 6.65% 2006 ............................       130,000        139,045
Telefonica Europe BV 7.75% 2010 ........        90,000        106,012
Time Warner Telecom, Inc. 10.13%
 2011 ..................................         5,000          3,950
Triton PCS Holdings, Inc. 11.00%
 2008(2) ...............................         5,000          4,575
United States West Communications, Inc.
 6.88% 2033 ............................        10,000          8,450
                                                         ------------
                                                            1,557,892
                                                         ------------

MATERIALS -- 0.8%
CHEMICALS -- 0.3%
ARCO Chemical Co. 9.80% 2020 ...........         5,000          4,350
Ferro Corp. 9.13% 2009 .................        40,000         45,007
ICI Wilmington, Inc. 6.95% 2004 ........       100,000        105,370
IMC Global, Inc. 7.63% 2005 ............        15,000         15,150
IMC Global, Inc. 10.88% 2008 ...........        10,000         10,900
Lyondell Chemical Co., Series B 9.88%
 2007 ..................................        30,000         30,000
PCI Chemicals Canada Co. 10.00% 2008 ...         1,093            842
Pioneer Companies, Inc. 4.79%
 2003(4) ...............................           364            269
Potash Corp. of Saskatchewan, Inc. 7.75%
 2011 ..................................        35,000         41,639
Resolution Performance Products, Inc.
 13.50% 2010 ...........................        10,000         10,550
Texas Petrochemicals Corp. 11.13%
 2006 ..................................        10,000          5,800
Texas Petrochemicals Corp., Series B
 11.13% 2006 ...........................         5,000          2,750

----------------
16

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS -- 0.3%
Abitibi-Consolidated, Inc. 8.55%
 2010 ..................................  $     40,000   $     43,926
Caraustar Industries, Inc. 9.88%
 2011 ..................................        10,000         10,050
Consumers International, Inc. 10.25%
 2005(1)(3) ............................        10,000              1
Georgia-Pacific Corp. 9.50% 2011 .......        25,000         24,750
Longview Fibre Co. 10.00% 2009 .........         5,000          5,325
Owens-Illinois, Inc. 7.85% 2004 ........        15,000         15,037
Pacifica Papers, Inc. 10.00% 2009 ......         5,000          5,188
Packaging Corp. of America 9.63%
 2009 ..................................         5,000          5,406
Sappi Papier Holding AG 6.75% 2012* ....        35,000         39,105
Sealed Air Corp. 8.75% 2008* ...........        80,000         90,506
Silgan Holdings, Inc. 9.00% 2009 .......         5,000          5,175
Stone Container Corp. 9.25% 2008 .......         5,000          5,475
Stone Container Corp. 9.75% 2011 .......         5,000          5,537
Tembec Industries, Inc. 8.63% 2009* ....         5,000          5,119
Temple-Inland, Inc. 7.88% 2012 .........        50,000         56,221

METALS & MINERALS -- 0.2%
AK Steel Corp. 7.88% 2009 ..............        15,000         13,800
Alcan, Inc. 6.45% 2011 .................        30,000         33,663
Century Aluminum Co. 11.75% 2008 .......        10,000         10,000
Corporacion Nacional del Cobre --
 Codelco 6.38% 2012* ...................        20,000         21,112
Inco, Ltd. 7.20% 2032 ..................        50,000         50,986
National Steel Corp., Series D 9.88%
 2009(3) ...............................         9,767          6,739
Oregon Steel Mills, Inc. 10.00% 2009 ...         5,000          4,769
Phelps Dodge Corp. 8.75% 2011 ..........        60,000         65,577
Timken Co. 5.75% 2010 ..................        15,000         15,279
United States Steel, LLC 10.75% 2008 ...        20,000         19,500
Weirton Steel Corp. 10.00% 2008(5) .....        16,500          1,650
                                                         ------------
                                                              832,523
                                                         ------------

MUNICIPAL BONDS -- 0.3%
MUNICIPAL BONDS -- 0.3%
Allentown, Pennsylvania Taxable General
 Obligation 6.20% 2005 .................       120,000        131,936
Fresno County, California Pension Oblig.
 Escrowed to Maturity 6.07% 2003 .......        45,000         45,805
Fresno County, California Pension Oblig.
 Unrefunded Balance 6.07% 2003 .........         5,000          5,087
Huntsville, Alabama Solid Waste Disposal
 Authority 5.95% 2003 ..................        50,000         51,117
Miami, Florida Revenue 7.25% 2003 ......        60,000         62,299
                                                         ------------
                                                              296,244
                                                         ------------

REAL ESTATE -- 0.4%
REAL ESTATE COMPANIES -- 0.1%
Liberty Property LP 7.25% 2011 .........        25,000         28,298
Liberty Property LP 8.50% 2010 .........        70,000         84,080
Susa Partnership LP 6.95% 2006 .........        40,000         44,884

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Avalonbay Communities, Inc., Series MTN
 7.50% 2010 ............................       120,000        138,449
Health Care Property Investors, Inc.
 6.00% 2015 ............................        60,000         59,164
Host Marriott LP 9.50% 2007 ............        15,000         14,944

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT
 TRUSTS (CONTINUED)
Regency Centers LP 7.75% 2009 ..........  $     30,000   $     35,261
                                                         ------------
                                                              405,080
                                                         ------------

U.S. GOVERNMENT AGENCIES -- 3.4%
U.S. GOVERNMENT AGENCIES -- 3.4%
Federal Home Loan Mtg. Corp. 6.00%
 2013 ..................................       107,571        112,682
Federal Home Loan Mtg. Corp. 6.50%
 2022 -- 2029 ..........................       122,595        128,822
Federal Home Loan Mtg. Corp. 6.55%
 2022 ..................................        32,000         32,904
Federal Home Loan Mtg. Corp. 6.75%
 2022 ..................................       105,000        109,183
Federal Home Loan Mtg. Corp. 7.00%
 2023 ..................................        12,000         12,906
Federal Home Loan Mtg. Corp. 7.50%
 2023 -- 2028 ..........................        37,356         40,000
Federal Home Loan Mtg. Corp. 7.75%
 2022 ..................................        16,064         17,014
Federal Home Loan Mtg. Corp. 8.50%
 2019 ..................................         5,397          5,911
Federal National Mtg. Assoc. 5.50%
 2033 ..................................       199,981        204,469
Federal National Mtg. Assoc. 5.75%
 2008 ..................................       955,000      1,072,765
Federal National Mtg. Assoc. 6.00% due
 April TBA .............................       175,000        181,398
Federal National Mtg. Assoc. 6.00% due
 April TBA .............................       350,000        365,969
Federal National Mtg. Assoc. 6.18%
 2008 ..................................        18,880         20,950
Federal National Mtg. Assoc. 6.30%
 2008 -- 2011 ..........................       126,864        143,110
Federal National Mtg. Assoc. 6.34%
 2008 ..................................        18,196         20,244
Federal National Mtg. Assoc. 6.36%
 2008 ..................................        37,635         41,577
Federal National Mtg. Assoc. 6.43%
 2008 ..................................        18,796         20,994
Federal National Mtg. Assoc. 6.56%
 2011 ..................................       196,986        217,797
Federal National Mtg. Assoc. 7.04%
 2007 ..................................        18,764         21,085
Federal National Mtg. Assoc. 8.00%
 2006 ..................................         2,551          2,717
Government National Mtg. Assoc. 5.00%
 due May TBA ...........................       100,000         99,937
Government National Mtg. Assoc. 7.00%
 2022 -- 2031 ..........................       382,341        406,400
Government National Mtg. Assoc. 7.25%
 2027 ..................................        29,706         31,745
Government National Mtg. Assoc. 7.50%
 2023 -- 2029 ..........................        51,392         55,063
Government National Mtg. Assoc. 8.00%
 2031 ..................................        22,806         24,702
Government National Mtg. Assoc. 8.50%
 2017 ..................................         7,533          8,339
Government National Mtg. Assoc. 9.00%
 2021 ..................................         2,521          2,815
                                                         ------------
                                                            3,401,498
                                                         ------------

GOVERNMENT OBLIGATIONS -- 10.8%
U.S. TREASURIES -- 10.8%
United States Treasury Bond Strip zero
 coupon 2012 -- 2027 ...................     2,425,000        928,229
United States Treasury Bonds 5.25%
 2028 -- 2029 ..........................     1,065,000      1,110,721
United States Treasury Bonds 5.38%
 2031 ..................................     1,500,000      1,622,579
United States Treasury Bonds 6.13%
 2029 ..................................       700,000        819,902
United States Treasury Bonds 8.88%
 2019 ..................................       200,000        295,922
United States Treasury Notes 3.50%
 2011(6) ...............................       365,341        410,209
United States Treasury Notes 4.75%
 2008 ..................................       300,000        326,953
United States Treasury Notes 5.00%
 2011 ..................................       470,000        515,347
United States Treasury Notes 5.50%
 2009 ..................................       600,000        679,242
United States Treasury Notes 5.75%
 2005(7) ...............................     1,300,000      1,431,270
United States Treasury Notes 5.88%
 2004 ..................................     2,000,000      2,143,360
United States Treasury Notes 6.75%
 2005 ..................................       450,000        498,463
                                                         ------------
                                                           10,782,197
                                                         ------------

----------------
18

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
UTILITIES -- 0.7%
ELECTRIC UTILITIES -- 0.5%
AES Corp. 8.88% 2011 ...................  $     20,000   $     16,400
American Electric Power Co., Inc. 6.13%
 2006 ..................................        25,000         26,583
Avista Corp. 9.75% 2008 ................       165,000        178,200
Calpine Corp. 8.50% 2011 ...............        10,000          5,600
CMS Energy Corp. 8.50% 2011 ............         5,000          4,250
CMS Energy Corp. 8.90% 2008 ............        10,000          8,800
Pepco Holdings, Inc. 5.50% 2007* .......        80,000         84,633
Progress Energy, Inc. 7.10% 2011 .......       100,000        112,513
PSE&G Power, LLC 6.88% 2006 ............        40,000         44,041
Public Service Electric & Gas Co.,
 Series MBIA 8.88% 2003 ................        11,000         11,124

GAS & PIPELINE UTILITIES -- 0.1%
Atlantic City Electric, Series FSA 6.38%
 2005 ..................................        20,000         21,672
El Paso Corp. 7.00% 2011 ...............        35,000         27,650
El Paso Energy Corp. 6.75% 2009 ........        10,000          8,050
Energen Corp. 7.63% 2010 ...............        60,000         66,933
Williams Cos, Inc. 7.13% 2011 ..........         5,000          4,300

TELEPHONE -- 0.1%
Deutsche Telekom International 8.50%
 2010 ..................................        90,000        105,612
                                                         ------------
                                                              726,361
                                                         ------------
TOTAL BONDS & NOTES (cost
 $25,984,503)...........................                   27,690,809
                                                         ------------

WARRANTS -- 0.0%
                                             SHARES
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
RETAIL -- 0.0%
Mattress Discounters Holding Corp.
 Expires 7/15/2007(1) ..................            10              0

INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires
 4/15/2008(1) ..........................            10              0
                                                         ------------
TOTAL WARRANTS (cost $185)..............                            0
                                                         ------------

OPTIONS -- 0.0%
                                            CONTRACTS
----------------------------------------------------------------------
Weight Watchers International, Inc.
 (cost $1,910)                                   1,000            150
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
 $94,623,791)...........................                   92,367,616
                                                         ------------

SHORT-TERM SECURITIES -- 2.6%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 2.6%
Federal National Mtg. Assoc. Disc. Notes
 1.30% due 4/1/03 (cost $2,600,000)       $  2,600,000      2,600,000
                                                         ------------

                                                                ----------------

REPURCHASE AGREEMENTS -- 4.4%               PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
State Street Bank & Trust Co. Joint
 Repurchase Agreement Account
 (Note 2) ..............................  $  4,139,000   $  4,139,000
UBS Warburg, LLC Joint Repurchase
 Agreement Account (Note 2)(7) .........       290,000        290,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS (cost
 $4,429,000)............................                    4,429,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $101,652,791)                            99.3%   99,396,616
Other assets less liabilities --                  0.7       704,741
                                           ----------  ------------
NET ASSETS --                                   100.0% $100,101,357
                                           ==========  ============

-------------
+   Non-income producing securities.
ADR -- American Depository Receipt
 TRIANGLE   The security or a portion thereof represents collateral for options.
GDR -- Global Depository Receipt
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
(1) Fair valued security; see Note 2.
(2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3) Bond in default
(4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2003.
(5) Variable rate security -- the rate reflected is as of March 31, 2003; maturity date reflects the next reset date.
(6) Treasury Inflation Protected Security
(7) The security or a portion thereof represents collateral for TBAs.

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------------
      CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR          DATE        APPRECIATION
----------------------------------------------------------------------------
 USD*       161,936      EUR       155,000     04/15/2003       $  6,946
                                                                --------
----------------------------------------------------------------------------
     CONTRACT                   IN             DELIVERY     GROSS UNREALIZED
    TO DELIVER             EXCHANGE FOR          DATE        DEPRECIATION
----------------------------------------------------------------------------
 EUR*       360,000      USD       362,118     04/15/2003        (40,126)
 EUR*       260,000      USD       278,616     07/31/2003         (3,649)
 EUR        360,000      USD       382,315     09/26/2003         (7,794)
 USD*        54,764      EUR        50,000     07/31/2003           (472)
                                                                --------
                                                                 (52,041)
                                                                --------
Net Unrealized Depreciation..............................       $(45,095)
                                                                ========

------------
* Represents partially offsetting forward foreign currency contracts that, to the extent they offset, do not have additional market risk but have continued counterparty settlement risk.

EUR  --         Euro

                United States
USD  --         Dollar

See Notes to Financial Statements.

----------------
20

----------------

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 49.0%
                                                      SHARES       VALUE
----------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.4%
APPAREL & TEXTILES -- 0.3%
Coach, Inc.+ .....................................      13,600  $    521,288

AUTOMOTIVE -- 0.1%
General Motors Corp. .............................       3,000       100,860
Harley-Davidson, Inc. ............................       3,000       119,130

RETAIL -- 2.0%
Avon Products, Inc. ..............................      12,675       723,109
Dollar Tree Stores, Inc.+ ........................      23,465       466,953
Gymboree Corp.+ ..................................      21,200       318,848
Kohl's Corp.+ ....................................       6,820       385,876
Target Corp. .....................................       2,500        73,150
TJX Cos., Inc. ...................................      12,525       220,440
Too, Inc.+ .......................................      13,900       230,879
Wal-Mart Stores, Inc. ............................       9,000       468,270
Williams-Sonoma, Inc.+ ...........................       6,800       148,240
Yankee Candle Co., Inc.+ .........................      13,800       235,014
                                                                ------------
                                                                   4,012,057
                                                                ------------

CONSUMER STAPLES -- 0.6%
FOOD, BEVERAGE & TOBACCO -- 0.5%
Altria Group, Inc. ...............................       4,000       119,840
Anheuser-Busch Cos., Inc. ........................       1,500        69,915
Coca-Cola Co. ....................................       4,000       161,920
Cott Corp.+ ......................................      13,100       229,905
Pepsi Bottling Group, Inc. .......................       3,000        53,790
PepsiCo, Inc. ....................................       2,500       100,000
UST, Inc. ........................................       4,000       110,400

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Gillette Co. .....................................       5,000       154,700
                                                                ------------
                                                                   1,000,470
                                                                ------------

EDUCATION -- 0.4%
EDUCATION -- 0.4%
Apollo Group, Inc., Class A+ .....................      11,450       571,355
Career Education Corp.+ ..........................       1,900        92,948
                                                                ------------
                                                                     664,303
                                                                ------------

ENERGY -- 3.7%
ENERGY SERVICES -- 2.0%
BJ Services Co.+ .................................      24,695       849,261
Nabors Industries, Ltd.+ .........................      19,800       789,426
Patterson-UTI Energy, Inc.+ ......................      26,255       849,612

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
----------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Smith International, Inc.+ .......................      22,495  $    792,499

ENERGY SOURCES -- 1.7%
Anadarko Petroleum Corp. .........................       3,000       136,500
Apache Corp. .....................................      10,640       656,913
Burlington Resources, Inc. .......................       3,900       186,069
EnCana Corp. .....................................      14,078       457,420
ENSCO International, Inc. ........................       3,000        76,530
EOG Resources, Inc. ..............................       6,000       237,360
Exxon Mobil Corp. ................................       6,400       223,680
GlobalSantaFe Corp. ..............................       7,000       144,550
Murphy Oil Corp. .................................      16,210       715,996
                                                                ------------
                                                                   6,115,816
                                                                ------------

FINANCE -- 8.0%
BANKS -- 1.5%
Bank of America Corp. ............................       8,500       568,140
Fifth Third Bancorp ..............................      10,627       532,838
FleetBoston Financial Corp. ......................       3,000        71,640
Hibernia Corp., Class A ..........................      22,700       384,992
J.P. Morgan Chase & Co. ..........................       5,000       118,550
Wachovia Corp. ...................................      14,500       494,015
Wells Fargo & Co. ................................       6,000       269,940

FINANCIAL SERVICES -- 3.3%
American Express Co. .............................       5,300       176,119
Charles Schwab Corp. .............................      23,300       168,226
Citigroup, Inc. ..................................      23,913       823,803
Concord EFS, Inc.+ ...............................       7,900        74,260
E*TRADE Group, Inc.+ .............................      34,335       144,550
Fannie Mae .......................................       6,960       454,836
Freddie Mac ......................................       6,545       347,540
Goldman Sachs Group, Inc. ........................      16,490     1,122,639
Lehman Brothers Holdings, Inc. ...................      10,500       606,375
Merrill Lynch & Co., Inc. ........................       4,700       166,380
Morgan Stanley ...................................       4,000       153,400
Portfolio Recovery Associates, Inc.+ .............      25,100       571,276
SLM Corp. ........................................       5,800       643,336

INSURANCE -- 3.2%
AFLAC, Inc. ......................................      22,100       708,305
Allstate Corp. ...................................      35,180     1,166,921
Berkshire Hathaway, Inc., Class B+ ...............         997     2,130,589
Marsh & McLennan Cos., Inc. ......................       3,000       127,890
MetLife, Inc. ....................................       4,500       118,710
Willis Group Holdings, Ltd. ......................      15,625       432,812
XL Capital, Ltd., Class A ........................       8,790       622,156
                                                                ------------
                                                                  13,200,238
                                                                ------------

----------------
22

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
----------------------------------------------------------------------------
HEALTHCARE -- 8.5%
DRUGS -- 3.9%
Amgen, Inc.+ .....................................      11,100  $    638,805
Barr Laboratories, Inc.+ .........................       6,300       359,100
BioMarin Pharmaceutical, Inc.+ ...................      13,600       154,360
Bristol-Myers Squibb Co. .........................       3,000        63,390
Caremark Rx, Inc.+ ...............................       4,000        72,600
Eli Lilly & Co. ..................................       3,760       214,884
Forest Laboratories, Inc.+ .......................      29,910     1,614,243
IDEC Pharmaceuticals Corp.+ ......................      11,000       378,609
Merck & Co., Inc. ................................       3,500       191,730
Mylan Laboratories, Inc. .........................      10,050       288,937
Neurocrine Biosciences, Inc.+ ....................       6,600       275,748
Pfizer, Inc. .....................................      34,905     1,087,640
Pharmacia Corp. ..................................       2,000        86,600
TEVA Pharmaceutical Industries, Ltd. ADR .........      18,400       766,360
Wyeth ............................................       4,500       170,190

HEALTH SERVICES -- 1.4%
Anthem, Inc.+ ....................................      12,110       802,287
HCA, Inc. ........................................       2,500       103,400
MEDIQ, Inc.+(1) ..................................          27             0
UnitedHealth Group, Inc. .........................       9,045       829,155
WebMD Corp.+ .....................................      30,100       271,502
Weight Watchers International, Inc.+ TRIANGLE  ...       7,100       326,955

MEDICAL PRODUCTS -- 3.2%
AmerisourceBergen Corp. ..........................       7,770       407,925
Biotech Holders Trust ............................       1,400       130,550
Biovail Corp.+ ...................................       6,450       257,161
Boston Scientific Corp.+ .........................      15,400       627,704
Cardinal Health, Inc. ............................       7,870       448,354
Guidant Corp.+ ...................................      20,285       734,317
Johnson & Johnson ................................       6,000       347,220
MedImmune, Inc.+ .................................      23,825       782,175
Medtronic, Inc. ..................................      19,880       896,986
Stryker Corp. ....................................       8,100       556,065
Zimmer Holdings, Inc.+ ...........................       2,000        97,260
                                                                ------------
                                                                  13,982,212
                                                                ------------

INDUSTRIAL & COMMERCIAL -- 4.5%
AEROSPACE & MILITARY TECHNOLOGY -- 1.3%
Lockheed Martin Corp. ............................      14,675       697,796
Northrop Grumman Corp. ...........................      10,695       917,631
Textron, Inc. ....................................       3,000        82,380
United Technologies Corp. ........................       3,000       173,340
Verdian Corp.+ ...................................      10,300       204,970

BUSINESS SERVICES -- 1.6%
Accenture, Ltd., Class A+ ........................      28,260       438,030
Cendant Corp.+ ...................................      15,000       190,500
Ingersoll-Rand Co., Inc., Class A ................       4,000       154,360
Paychex, Inc. ....................................       6,300       173,061
Republic Services, Inc., Class A+ ................      14,100       279,744

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
----------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Stericycle, Inc.+ ................................       8,300  $    311,997
TMP Worldwide, Inc.+ .............................      38,010       407,848
Waste Connections, Inc.+ .........................      16,000       552,000
Waste Management, Inc. ...........................       5,000       105,900

ELECTRICAL EQUIPMENT -- 0.2%
A.O. Smith Corp. .................................      13,000       348,400
Tyco International, Ltd. .........................       5,000        64,300

MULTI-INDUSTRY -- 0.4%
3M Co. ...........................................       2,500       325,075
Danaher Corp. ....................................       1,500        98,640
General Electric Co. .............................      10,000       255,000

TRANSPORTATION -- 1.0%
Canadian National Railway Co. ....................      14,230       609,044
FedEx Corp. ......................................       2,000       110,140
Heartland Express, Inc.+ .........................      15,695       301,030
J.B. Hunt Transport Services, Inc.+ ..............      11,200       301,504
Roadway Corp. ....................................       6,300       211,176
United Parcel Service, Inc., Class B .............       2,000       114,000
                                                                ------------
                                                                   7,427,866
                                                                ------------

INFORMATION & ENTERTAINMENT -- 7.0%
BROADCASTING & MEDIA -- 5.3%
AOL Time Warner, Inc.+ ...........................      79,283       861,014
Cablevision Systems New York Group, Class A+ .....      71,267     1,353,360
Clear Channel Communications, Inc.+ ..............      12,800       434,176
Comcast Corp., Class A+ ..........................       5,882       168,167
Comcast Corp., Sp. Class A+ ......................      24,635       677,216
Fox Entertainment Group, Inc., Class A+ ..........      15,900       424,053
Gannett Co., Inc. ................................       2,500       176,075
Liberty Media Corp., Class A+ ....................     338,310     3,291,756
Lin TV Corp., Class A+ ...........................      10,800       221,508
Martha Stewart Living Omnimedia, Inc., Class
 A+ ..............................................      13,100       107,551
New York Times Co., Class A ......................       7,300       314,995
Radio One, Inc., Class D+ ........................       9,900       131,076
Viacom, Inc., Class B+ ...........................       4,500       164,340
Westwood One, Inc.+ ..............................       8,800       274,912

ENTERTAINMENT PRODUCTS -- 0.2%
International Game Technology+ ...................       3,180       260,442
Walt Disney Co. ..................................       6,000       102,120

LEISURE & TOURISM -- 1.5%
Applebee's International, Inc. ...................       5,700       159,828
Carnival Corp. ...................................       3,000        72,330
Darden Restaurants, Inc. .........................      10,585       188,942
JetBlue Airways Corp.+ ...........................       8,550       236,921
Ruby Tuesday, Inc. ...............................      15,200       310,080
USA Interactive+ .................................      26,360       706,184
Wendy's International, Inc. ......................       8,355       229,846

----------------
24

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
----------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Yum! Brands, Inc.+ ...............................      19,530  $    475,165
                                                                ------------
                                                                  11,342,057
                                                                ------------
INFORMATION TECHNOLOGY -- 13.3%
COMMUNICATION EQUIPMENT -- .8%
Marvell Technology Group, Ltd.+ ..................      19,900       421,681
QUALCOMM, Inc. ...................................      22,100       796,926

COMPUTER SERVICES -- 1.9%
Affiliated Computer Services, Inc., Class A+ .....      13,400       593,084
CACI International, Inc., Class A+ ...............      10,700       356,952
Computer Associates International, Inc. ..........      92,705     1,266,350
Symantec Corp.+ ..................................      10,235       401,007
Synopsys, Inc.+ ..................................      10,980       467,309

COMPUTER SOFTWARE -- 2.4%
Business Objects SA ADR+ .........................      26,600       434,910
Cognos, Inc.+ ....................................      12,800       290,829
Electronic Arts, Inc.+ ...........................       4,660       273,262
Intuit, Inc.+ ....................................      12,350       459,420
J.D. Edwards & Co.+ ..............................      31,000       341,620
Microsoft Corp. ..................................      69,630     1,685,742
NetScreen Technologies, Inc.+ ....................      17,300       290,294
Oracle Corp.+ ....................................      16,000       173,584
SAP AG Sponsored ADR .............................       2,300        43,608

COMPUTERS & BUSINESS EQUIPMENT -- 0.8%
Apple Computer, Inc.+ ............................      50,875       719,373
Dell Computer Corp.+ .............................       5,000       136,550
Hewlett-Packard Co. ..............................      16,000       248,800
International Business Machines Corp. ............       3,600       282,348

ELECTRONICS -- 2.1%
Analog Devices, Inc.+ ............................       5,000       137,500
Applied Materials, Inc.+ .........................      30,770       387,087
ATMI, Inc.+ ......................................      16,800       323,568
Intel Corp. ......................................      12,940       210,663
KLA-Tencor Corp.+ ................................       6,430       231,107
Novellus Systems, Inc.+ ..........................      20,725       565,171
Samsung Electronics Co., Ltd. ....................       4,600     1,044,285
Texas Instruments, Inc. ..........................      24,420       399,755
Xilinx, Inc.+ ....................................       5,000       117,050

INTERNET CONTENT -- 1.6%
Amazon.Com, Inc.+ ................................      25,840       672,615
Yahoo!, Inc.+ ....................................      83,200     1,998,464

INTERNET SOFTWARE -- 0.2%
BEA Systems, Inc.+ ...............................      28,800       293,472
Raindance Communications, Inc.+ ..................      70,400       118,272

TELECOMMUNICATIONS -- 3.5%
Alltel Corp. .....................................       8,700       389,412
AT&T Corp. .......................................       2,400        38,880

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
CIENA Corp.+ .....................................      32,570  $    142,331
Cisco Systems, Inc.+ .............................      80,975     1,051,055
Cox Communications, Inc., Class A+ ...............      19,180       596,690
EchoStar Communications Corp., Class A+ ..........      24,425       705,394
Foundry Networks, Inc.+ ..........................      20,900       168,036
Nextel Communications, Inc., Class A+ ............      32,700       437,853
Nokia Oyj ........................................      12,411       171,288
Nokia Oyj Sponsored ADR ..........................     105,390     1,476,514
SBC Communications, Inc. .........................       1,200        24,072
Verizon Communications, Inc. .....................      14,432       510,171
                                                                ------------
                                                                  21,894,354
                                                                ------------

MATERIALS -- 0.6%
CHEMICALS -- 0.3%
du Pont (E.I.) de Nemours and Co. ................       2,500        97,150
Ecolab, Inc. .....................................       3,500       172,655
IMC Global, Inc. .................................      15,000       144,300
Lyondell Chemical Co. ............................      10,000       139,500
Pioneer Companies, Inc.+ .........................         212           954

FOREST PRODUCTS -- 0.3%
Bemis Co. ........................................       3,000       126,180
International Paper Co. ..........................       5,000       169,000
Pactiv Corp.+ ....................................       6,000       121,800
                                                                ------------
                                                                     971,539
                                                                ------------
TOTAL COMMON STOCK (cost $85,200,413).............                80,610,912
                                                                ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------------
MATERIALS -- 0.0%
METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C (Convertible) (cost
 $0) .............................................         495           742
                                                                ------------

ASSET-BACKED SECURITIES -- 0.4%                     PRINCIPAL
                                                      AMOUNT
----------------------------------------------------------------------------
FINANCE -- 0.2%
FINANCIAL SERVICES -- 0.2%
Aesop Funding II, LLC, Series 1998-1 A 6.14%
 2006* ...........................................  $  100,000       107,434
PP&L Transition Bond, LLC, Series 1999-1 A7 7.05%
 2009 ............................................     218,000       248,589
                                                                ------------
                                                                     356,023
                                                                ------------

UTILITIES -- 0.2%
ELECTRIC SERVICES -- 0.2%
Peco Energy Transition Trust, Series 2001-A A1
 6.52% 2010 ......................................     210,000       241,286
                                                                ------------
TOTAL ASSET-BACKED SECURITIES (cost $530,366).....                   597,309
                                                                ------------

----------------
26

BONDS & NOTES -- 41.3%                              PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.7%
APPAREL & TEXTILES -- 0.0%
Gap, Inc. 10.55% 2008 ............................  $   20,000  $     23,000
Levi Strauss & Co. 7.00% 2006 ....................      25,000        21,563
Levi Strauss & Co. 11.63% 2008 ...................      25,000        23,625

AUTOMOTIVE -- 0.4%
Accuride Corp., Series B 9.25% 2008 ..............      45,000        33,637
CSK Auto, Inc. 12.00% 2006 .......................      24,000        26,040
Dana Corp. 9.00% 2011 ............................      30,000        29,550
Delco Remy International, Inc. 8.63% 2007 ........      20,000        16,700
Dura Operating Corp. 8.63% 2012 ..................      10,000         9,500
Dura Operating Corp. 9.00% 2009 ..................      20,000        16,300
Ford Motor Co. 6.38% 2029 ........................     150,000       101,270
Ford Motor Co. 7.45% 2031 ........................     240,000       183,693
Goodyear Tire & Rubber Co. 7.86% 2011 ............      35,000        25,725
Goodyear Tire & Rubber Co. 8.50% 2007 ............      15,000        11,625
LDM Technologies, Inc., Series B 10.75% 2007 .....      10,000         8,800
Lear Corp., Series B 8.11% 2009 ..................      70,000        75,775
Navistar International Corp., Series B 8.00%
 2008 ............................................      25,000        22,875
Navistar International Corp., Series B 9.38%
 2006 ............................................      20,000        20,200
TRW Automotive, Inc. 11.00% 2013* ................      20,000        19,950
United Rentals (North America), Inc. 10.75%
 2008 ............................................      20,000        20,700

HOUSING & HOUSEHOLD DURABLES -- 0.5%
Beazer Homes USA, Inc. 8.63% 2011 ................      30,000        31,350
Centex Corp. 5.80% 2009 ..........................      50,000        52,880
Centex Corp. 7.88% 2011 ..........................     220,000       255,243
Del Webb Corp. 10.25% 2010 .......................      10,000        10,925
KB Home 9.50% 2011 ...............................      25,000        26,937
Lennar Corp. 5.95% 2013 ..........................      75,000        76,840
Lennar Corp. 7.63% 2009 ..........................      60,000        68,461
Pulte Homes, Inc. 8.13% 2011 .....................     145,000       166,585
Standard Pacific Corp. 8.00% 2008 ................      15,000        15,150
Standard Pacific Corp. 8.50% 2007 ................      15,000        15,394
Toll Brothers, Inc. 6.88% 2012* ..................     130,000       137,820

RETAIL -- 0.8%
Boise Cascade Office Products Corp. 7.05% 2005 ...     225,000       232,917
J.C. Penney Co., Inc. 7.38% 2008 .................      20,000        20,200
Lowe's Cos., Inc. 8.25% 2010 .....................     210,000       259,690
Masco Corp. 6.00% 2004 ...........................     160,000       166,928
Pathmark Stores, Inc. 8.75% 2012 .................      15,000        14,400
Remington Arms, Inc. 10.50% 2011* ................       5,000         5,350
Rite Aid Corp. 7.13% 2007 ........................      55,000        48,469
Rite Aid Corp. 11.25% 2008 .......................      20,000        19,800
Sealy Mattress Co., Series B 10.88% 2007(2) ......      35,000        36,619
Staples, Inc. 7.38% 2012* ........................     125,000       140,482
Stone Container Corp. 8.38% 2012 .................      20,000        21,400
Wal-Mart Stores, Inc. 7.55% 2030 .................     190,000       240,510
                                                                ------------
                                                                   2,754,878
                                                                ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
CONSUMER STAPLES -- 0.4%
FOOD, BEVERAGE & TOBACCO -- 0.3%
Delhaize America, Inc. 8.13% 2011 ................  $   30,000  $     30,450
Dole Food, Inc. 8.88% 2011* ......................       5,000         5,200
Fred Meyer, Inc. 7.38% 2005 ......................      40,000        43,225
Great Atlantic & Pacific Tea Co., Inc. 9.13%
 2011 ............................................      25,000        20,187
Tyson Foods, Inc. 7.25% 2006 .....................     150,000       160,476
Tyson Foods, Inc. 8.25% 2011 .....................      65,000        73,354
Whitman Corp. 6.38% 2009 .........................     130,000       140,989
Winn-Dixie Stores, Inc. 8.88% 2008 ...............      25,000        26,250

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Fortune Brands, Inc. 7.13% 2004* .................     150,000       161,484
Johnsondiversey, Inc. 9.63% 2012 .................       5,000         5,375
Playtex Products, Inc. 9.38% 2011 ................      15,000        16,275
Revlon Consumer Products Corp. 12.00% 2005 .......      40,000        36,600
                                                                ------------
                                                                     719,865
                                                                ------------

EDUCATION -- 0.1%
EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25%
 2096 ............................................     130,000       155,934
                                                                ------------

ENERGY -- 1.3%
ENERGY SERVICES -- 0.7%
FirstEnergy Corp. 6.45% 2011 .....................      90,000        95,147
Motiva Enterprises, LLC 5.20% 2012* ..............     205,000       208,456
PacifiCorp, Series MBIA 6.38% 2008 ...............     150,000       168,040
Pride International, Inc. 10.00% 2009 ............      10,000        10,900
Pride Petroleum Services, Inc. 9.38% 2007 ........      20,000        20,750
Schlumberger Technology Corp. 6.50% 2012* ........     210,000       237,229
Southern California Public Power Authority Project
 6.93% 2017 ......................................     100,000       117,888
Tesoro Petroleum Corp., Series B 9.00% 2008 ......      10,000         8,550
Tesoro Petroleum Corp., Series B 9.63% 2008 ......      35,000        30,275
Utilicorp United, Inc. 6.88% 2004 ................      70,000        73,833
Valero Energy Corp. 6.88% 2012 ...................     125,000       136,152
Western Resources, Inc. 6.88% 2004 ...............      15,000        15,112
Western Resources, Inc. 7.13% 2009 ...............      30,000        28,275
Western Resources, Inc. 9.75% 2007 ...............      15,000        16,012

ENERGY SOURCES -- 0.6%
Burlington Resources Finance Co. 5.70% 2007 ......     190,000       205,937
Clark Refining & Marketing, Inc. 8.38% 2007 ......      45,000        45,000
Energy Corp. of America, Series A 9.50% 2007 .....      55,000        34,375
Forest Oil Corp. 8.00% 2008 ......................      25,000        26,000
Giant Industries, Inc. 11.00% 2012 ...............      25,000        22,125
Husky Oil, Ltd. 7.55% 2016 .......................     140,000       166,899
Peabody Energy Corp. 6.88% 2013* .................       5,000         5,063
Pemex Project Funding Master Trust 9.13% 2010 ....     290,000       337,125
Pioneer Natural Resources Co. 9.63% 2010 .........      25,000        29,811
Plains Exploration & Production Co. 8.75% 2012 ...      30,000        31,200
                                                                ------------
                                                                   2,070,154
                                                                ------------

----------------
28

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
FINANCE -- 7.5%
BANKS -- 1.8%
Bank of America Corp. 7.40% 2011 .................  $  260,000  $    309,761
Dime Capital Trust I, Series A 9.33% 2027 ........      35,000        41,650
First Republic Bank 7.75% 2012 ...................      45,000        45,588
MBNA America Bank 5.38% 2008 .....................     170,000       175,620
National Australia Bank, Ltd., Series A 8.60%
 2010 ............................................     300,000       380,399
National City Corp. 7.20% 2005 ...................     170,000       187,583
NCNB Corp. 9.38% 2009 ............................      48,000        61,776
Oversea-Chinese Banking Corp., Ltd. 7.75%
 2011* ...........................................     300,000       348,081
Popular North America, Inc., Series E 6.13%
 2006 ............................................     200,000       217,039
Royal Bank of Scotland Group, PLC 6.40% 2009 .....     230,000       259,155
Scotland International BV 7.70% 2010* ............     300,000       360,563
U.S. Bancorp 7.50% 2026 ..........................     195,000       231,660
Wells Fargo & Co. 6.38% 2011 .....................     230,000       261,196
Western Financial Bank-FSB 9.63% 2012 ............       5,000         4,988

FINANCIAL SERVICES -- 3.8%
Abbey National, PLC, Series EMTN 6.69% 2005 ......     200,000       220,253
Asset Securitization Corp., Series 1997-D4 A1B
 7.40% 2029 ......................................     170,183       177,434
Asset Securitization Corp., Series 1997-D5 A1C
 6.75% 2043 ......................................      75,000        81,887
Athena Neurosciences Finance, LLC 7.25% 2008 .....     255,000       157,462
BB&T Corp. 4.75% 2012 ............................     295,000       299,617
CIT Group, Inc. 7.38% 2007 .......................      20,000        21,671
CIT Group, Inc. 7.50% 2003 .......................      60,000        61,994
CIT Group, Inc. 7.63% 2005 .......................     120,000       129,975
Citigroup, Inc. 5.63% 2012 .......................      40,000        42,894
Citigroup, Inc. 6.75% 2005 .......................     340,000       378,267
Countrywide Home Loan Funding Corp. 5.63% 2007 ...     180,000       193,566
Credit National Interfinance BV 7.00% 2005 .......     140,000       154,291
CS First Boston Mtg. Securities Corp., Series
 1997-C1 A1B 7.15% 2029 ..........................     141,657       146,862
CS First Boston Mtg. Securities Corp., Series
 1997-C1 A1C 7.24% 2029 ..........................     100,000       113,066
Farmers Exchange Capital 7.05% 2028* .............     180,000       120,418
First Union-Lehman Bros. Com. Mtg. Trust II,
 Series 1997-C2 A2 6.60% 2029 ....................     104,776       109,346
General Electric Capital Corp. 8.70% 2007 ........      70,000        83,339
General Motors Acceptance Corp. 6.88% 2011 .......     550,000       543,474
Goldman Sachs Group, Inc. 4.13% 2008 .............     110,000       112,941
Household Finance Corp. 6.38% 2011 ...............     405,000       440,736
Household Finance Corp. 6.50% 2006 ...............      50,000        54,451
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5
 6.16% 2030 ......................................     210,000       233,467
Lehman Brothers Holdings, Inc. 4.00% 2008 ........     210,000       214,379
MDP Acquisitions, PLC 9.63% 2012* ................      10,000        10,537
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2
 A2 6.54% 2029 ...................................     300,000       336,437
Morgan Stanley Capital I, Inc., Series 1998-WF2 A2
 6.54% 2030 ......................................     300,000       339,234
Morgan Stanley, Dean Witter & Co. 6.60% 2012 .....     210,000       234,419
Overseas Private Investment Corp., Series 96-A
 6.99% 2009 ......................................     232,220       258,120
Principal Financial Group, Inc. 8.20% 2009* ......     240,000       281,139
Private Export Funding Corp. 6.62% 2005 ..........     220,000       244,535
Private Export Funding Corp., Series C 6.31%
 2004 ............................................     100,000       107,031
Private Export Funding Corp., Series YY 7.03%
 2003 ............................................      45,000        46,521
Sears Roebuck Acceptance Corp. 6.25% 2009 ........     140,000       142,680
Sun Canada Financial Co. 6.63% 2007* .............     130,000       141,339
UCAR Finance, Inc. 10.25% 2012 ...................      15,000        13,350
Verizon Global Funding Corp. 7.38% 2012 ..........      50,000        59,060

                                                                ----------------

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Von Hoffman Corp. 10.25% 2009 ....................  $   20,000  $     19,900

INSURANCE -- 1.9%
AAG Holding Co., Inc. 6.88% 2008 .................     130,000       115,466
Ace Capital Trust II 9.70% 2030 ..................     190,000       223,888
Allstate Financing II 7.83% 2045 .................      44,000        50,014
American Financial Group, Inc. 7.13% 2009 ........      55,000        52,050
AmerUs Group Co. 6.95% 2005 ......................     190,000       193,314
Equitable Companies, Inc. 7.00% 2028 .............     110,000       115,489
Everest Reinsurance Holdings, Inc. 8.50% 2005 ....      50,000        54,842
Everest Reinsurance Holdings, Inc. 8.75% 2010 ....     180,000       211,708
Fairfax Financial Holdings, Ltd. 7.38% 2006 ......      10,000         7,400
Farmers Insurance Exchange 8.50% 2004* ...........     280,000       281,619
Florida Windstorm Underwriting Assoc. 7.13%
 2019* ...........................................     270,000       310,759
Healthcare Realty Trust, Inc. 8.13% 2011 .........      35,000        38,113
Jackson National Life Insurance Co. 8.15%
 2027* ...........................................      40,000        44,611
Liberty Mutual Insurance Co. 7.70% 2097* .........     110,000        77,813
MONY Group, Inc. 7.45% 2005 ......................     235,000       241,641
Provident Financing Trust I 7.41% 2038 ...........      90,000        61,682
ReliaStar Financial Corp. 8.00% 2006 .............     170,000       195,529
SAFECO Corp. 7.25% 2012 ..........................      85,000        97,385
St. Paul Cos., Inc. 5.75% 2007 ...................     200,000       211,945
Torchmark, Inc. 6.25% 2006 .......................     130,000       142,169
UnumProvident Corp. 7.63% 2011 ...................      10,000         9,650
W.R. Berkley Capital Trust 8.20% 2045 ............     310,000       304,856
XL Capital Finance Europe, PLC 6.50% 2012 ........     150,000       164,263
                                                                ------------
                                                                  12,417,357
                                                                ------------

HEALTHCARE -- 1.3%
DRUGS -- 0.2%
Omnicare, Inc., Series B 8.13% 2011 ..............       5,000         5,375
Wyeth 6.25% 2006 .................................     270,000       296,487

HEALTH SERVICES -- 0.8%
Anthem, Inc. 6.80% 2012 ..........................     340,000       383,783
Beverly Enterprises, Inc. 9.00% 2006 .............      15,000        12,900
Beverly Enterprises, Inc. 9.63% 2009 .............      20,000        16,800
HCA, Inc. 6.30% 2012 .............................     150,000       154,094
Health Net, Inc. 8.38% 2011 ......................     130,000       151,979
HEALTHSOUTH Corp. 7.38% 2006(3) ..................      25,000        11,500
HEALTHSOUTH Corp. 8.50% 2008(3) ..................      10,000         4,600
Humana, Inc. 7.25% 2006 ..........................     160,000       172,248
NDCHealth Corp. 10.50% 2012* .....................      25,000        26,187
Radiologix, Inc., Series B 10.50% 2008 ...........      40,000        36,000
Triad Hospitals, Inc. 8.75% 2009 .................       5,000         5,400
Triad Hospitals, Inc., Series B 11.00% 2009 ......      20,000        22,100
UnitedHealth Group, Inc. 7.50% 2005 ..............     260,000       291,673
Wellpoint Health Networks, Inc. 6.38% 2012 .......      95,000       105,469

MEDICAL PRODUCTS -- 0.3%
Advanced Med Optics, Inc. 9.25% 2010 .............      10,000        10,400
ALARIS Medical, Inc. 11.13% 2008(2) ..............      70,000        71,400

----------------
30

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Allegiance Corp. 7.00% 2026 ......................  $  220,000  $    255,089
AmerisourceBergen Corp. 8.13% 2008 ...............       5,000         5,400
Bio-Rad Laboratories, Inc. 11.63% 2007 ...........       4,000         4,400
CONMED Corp. 9.00% 2008 ..........................      40,000        41,400
Sybron Dental Specialties, Inc. 8.13% 2012 .......       5,000         5,100
Universal Hospital Services, Inc. 10.25% 2008 ....      25,000        24,375
                                                                ------------
                                                                   2,114,159
                                                                ------------

INDUSTRIAL & COMMERCIAL -- 1.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
K & F Industries, Inc., Series B 9.25% 2007 ......      15,000        15,675
SCL Terminal Aereo Santiago SA 6.95% 2012* .......     290,991       325,142
Sequa Corp. 8.88% 2008 ...........................      25,000        24,500

BUSINESS SERVICES -- 0.6%
Allied Waste North America, Inc., Series B 8.50%
 2008 ............................................      60,000        63,075
ERAC USA Finance Co. 8.00% 2011* .................     140,000       162,494
ERAC USA Finance Co. 8.25% 2005* .................      40,000        43,723
Iron Mountain, Inc. 8.25% 2011 ...................      10,000        10,600
Monsanto Co. 7.38% 2012 ..........................     280,000       308,025
Moore North America Finance 7.88% 2011* ..........      10,000        10,350
Pierce Leahy Command Co. 8.13% 2008 ..............      10,000        10,400
PSA Corp., Ltd. 7.13% 2005* ......................     160,000       178,324
Waste Management, Inc. 6.38% 2012 ................     125,000       133,365
World Color Press, Inc. 8.38% 2008 ...............      20,000        20,803

ELECTRICAL EQUIPMENT -- 0.0%
WESCO Distribution, Inc., Series B 9.13% 2008 ....      35,000        26,250

MACHINERY -- 0.1%
Argo-Tech Corp. 8.63% 2007 .......................      45,000        37,125
Case Corp. 7.25% 2005 ............................      25,000        23,625
Cummins, Inc. 9.50% 2010* ........................       5,000         5,150
NMHG Holding Co. 10.00% 2009 .....................       5,000         5,325
Numatics, Inc., Series B 9.63% 2008 ..............      10,000         5,700
Roller Bearing Co. of America, Inc., Series B
 9.63% 2007 ......................................       5,000         4,200
Tyco International Group SA 5.80% 2006 ...........       5,000         4,775
Tyco International Group SA 6.13% 2009 ...........      15,000        14,100
Tyco International Group SA 6.38% 2006 ...........      10,000         9,750
Tyco International Group SA 6.38% 2011 ...........      55,000        51,425
Tyco International Group SA 6.75% 2011 ...........       5,000         4,775

MULTI-INDUSTRY -- 0.1%
Alliant Energy Resources, Inc. 9.75% 2013* .......     140,000       159,221
American Standard Cos., Inc. 7.63% 2010 ..........       5,000         5,450

TRANSPORTATION -- 0.1%
Federal Express Corp. 6.72% 2022 .................     134,716       147,706
                                                                ------------
                                                                   1,811,053
                                                                ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 2.1%
BROADCASTING & MEDIA -- 1.2%
American Media, Inc. 8.88% 2011* .................  $   15,000  $     16,200
AOL Time Warner, Inc. 5.63% 2005 .................     140,000       145,913
AOL Time Warner, Inc. 7.63% 2031 .................     260,000       275,902
CanWest Media, Inc. 10.63% 2011 ..................      25,000        27,531
Charter Communications Holdings Capital Corp., LLC
 8.63% 2009 ......................................      25,000        11,562
Charter Communications Holdings Capital Corp., LLC
 9.92% 2011(2) ...................................       5,000         2,025
Charter Communications Holdings Capital Corp., LLC
 13.50% 2011(2) ..................................      90,000        27,000
Classic Cable, Inc. 10.50% 2010(3) ...............      45,000         3,656
Clear Channel Communications, Inc. 6.00% 2006 ....     155,000       166,167
Comcast Cable Communications, Inc. 8.50% 2027 ....      35,000        43,269
CSC Holdings, Inc. 7.63% 2011 ....................      60,000        60,150
EchoStar DBS Corp. 9.38% 2009 ....................      50,000        53,250
Entravision Communications Corp. 8.13% 2009 ......       5,000         5,138
Houghton Mifflin Co. 9.88% 2013* .................      10,000        10,800
Lamar Media Corp. 7.25% 2013* ....................       5,000         5,194
Liberty Media Corp. 7.75% 2009 ...................     160,000       182,615
LIN Televison Corp. 8.38% 2008 ...................       5,000         5,200
Mediacom Broadband, LLC 11.00% 2013 ..............      20,000        22,350
Mediacom, LLC 9.50% 2013 .........................      15,000        15,525
News America Holdings, Inc. 8.00% 2016 ...........     230,000       275,438
Primedia, Inc. 8.88% 2011 ........................      15,000        15,113
Quebecor Media, Inc. 11.13% 2011 .................      15,000        16,275
Quebecor Media, Inc. 13.75% 2011(2) ..............      70,000        53,200
R.H. Donnelley Finance Corp. I 10.88% 2012* ......      25,000        28,562
Reed Elsevier Capital, Inc. 6.13% 2006 ...........     330,000       360,262
Rogers Communications, Inc. 8.88% 2007 ...........      15,000        15,300
Scholastic Corp. 7.00% 2003 ......................      70,000        72,624
United Pan-Europe Communications NV 11.25%
 2010(3) .........................................      10,000           925
United Pan-Europe Communications NV 11.50%
 2010(3) .........................................      25,000         2,313

ENTERTAINMENT PRODUCTS -- 0.1%
Corus Entertainment, Inc. 8.75% 2012 .............      30,000        31,237
Hasbro, Inc. 6.15% 2008 ..........................      10,000        10,000
Hasbro, Inc. 8.50% 2006 ..........................      10,000        10,725
International Game Technology 8.38% 2009 .........     130,000       155,071

LEISURE & TOURISM -- 0.8%
Air Canada, Inc. 10.25% 2011(3) ..................      35,000         8,400
American Airlines, Inc., Series 01-1 6.82%
 2011 ............................................     190,000       124,089
Atlas Air, Inc. 9.38% 2006(3) ....................      20,000         3,600
Atlas Air, Inc. 10.75% 2005(3) ...................      10,000         1,900
Circus Circus Enterprises, Inc. 9.25% 2005 .......      20,000        20,900
Continental Airlines, Inc. 6.90% 2018 ............     101,863        84,330
Continental Airlines, Inc., Series 981A 6.65%
 2019 ............................................      65,361        53,192
Delta Air Lines, Inc. 7.90% 2009 .................      55,000        28,600
Delta Air Lines, Inc. 7.92% 2010 .................     150,000       108,850
Harrah's Operating Co., Inc. 8.00% 2011 ..........     350,000       402,794
Icon Health & Fitness 11.25% 2012 ................      25,000        25,750
Mandalay Resort Group 9.38% 2010 .................       5,000         5,237
Mandalay Resort Group, Series B 10.25% 2007 ......      15,000        16,219
MGM Mirage, Inc. 8.38% 2011 ......................      45,000        48,150
Northwest Airlines, Inc. 8.88% 2006 ..............       5,000         2,550

----------------
32

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Northwest Airlines, Inc. 9.88% 2007 ..............  $   10,000  $      5,150
Park Place Entertainment Corp. 8.13% 2011 ........      20,000        20,650
Station Casinos, Inc. 8.88% 2008 .................      40,000        41,900
True Temper Sports, Inc., Series B 10.88% 2008 ...      40,000        41,800
USA Interactive 7.00% 2013* ......................      40,000        42,614
USA Networks, Inc./USANi, LLC 6.75% 2005 .........     240,000       254,033
                                                                ------------
                                                                   3,467,200
                                                                ------------

INFORMATION TECHNOLOGY -- 2.6%
COMPUTER SERVICES -- 0.1%
Computer Sciences Corp. 7.38% 2011 ...............     130,000       152,748

COMPUTERS & BUSINESS EQUIPMENT -- 0.2%
Hewlett-Packard Co. 5.75% 2006 ...................     280,000       303,225
Xerox Capital Europe, PLC 5.88% 2004 .............      20,000        19,800
Xerox Corp. 9.75% 2009* ..........................      10,000        10,687

ELECTRONICS -- 0.1%
Amkor Technology, Inc. 9.25% 2008 ................      55,000        53,900
Amkor Technology, Inc. 10.50% 2009 ...............      30,000        28,500
Amphenol Corp. 9.88% 2007 ........................       6,000         6,255
ChipPAC International Co., Ltd., Series B 12.75%
 2009 ............................................      10,000        11,100
L-3 Communications Corp., Series B 8.00% 2008 ....      10,000        10,450
Sanmina-SCI Corp. 10.38% 2010* ...................      10,000        10,800
SCG Holdings & Semiconductor Co. 12.00% 2009 .....      66,000        46,860
Solectron Corp. 9.63% 2009 .......................      15,000        15,675

TELECOMMUNICATIONS -- 2.2%
American Tower Corp. 9.38% 2009 ..................      15,000        13,500
AT&T Broadband Corp. 8.38% 2013 ..................     310,000       367,290
AT&T Corp. 6.00% 2009 ............................      19,000        19,084
AT&T Corp. 7.80% 2011 ............................     120,000       129,148
AT&T Wireless Services, Inc. 7.88% 2011 ..........     270,000       301,982
Avaya, Inc. 11.13% 2009 ..........................      30,000        30,600
British Telecommunications, PLC 8.38% 2010 .......     175,000       212,556
British Telecommunications, PLC 8.88% 2030 .......     135,000       173,225
Compania de Telecomunicaciones de Chile 7.63%
 2006 ............................................      40,000        43,139
Compania de Telecomunicaciones de Chile 8.38%
 2006 ............................................      45,000        48,904
Cox Communications, Inc. 7.75% 2010 ..............     230,000       268,863
Crown Castle International Corp. 10.63%
 2007(2) .........................................      20,000        19,500
France Telecom SA 9.25% 2011 .....................     220,000       264,447
GCI, Inc. 9.75% 2007 .............................      65,000        62,400
GTE Corp. 6.36% 2006 .............................     175,000       192,759
Insight Midwest LP/Insight Capital, Inc. 9.75%
 2009 ............................................      30,000        30,975
Insight Midwest LP/Insight Capital, Inc. 10.50%
 2010 ............................................      20,000        21,300
Lucent Technologies, Inc. 5.50% 2008 .............      15,000        11,325
Lucent Technologies, Inc. 7.25% 2006 .............      20,000        17,600
Nextel Communications, Inc. 9.50% 2011 ...........      85,000        89,887
Nextel Partners, Inc. 14.00% 2009(2) .............      30,000        27,600
Nortel Networks, Ltd. 6.13% 2006 .................      40,000        36,500
Qwest Capital Funding, Inc. 7.25% 2011 ...........     100,000        76,000
Rogers Cantel, Inc. 9.75% 2016 ...................      15,000        15,750

                                                                ----------------

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Rogers Wireless, Inc. 9.63% 2011 .................  $   45,000  $     47,925
Singapore Telecommunications, Ltd. 6.38% 2011* ...      50,000        54,196
Sprint Capital Corp. 6.13% 2008 ..................     135,000       133,650
Sprint Capital Corp. 6.88% 2028 ..................     190,000       166,250
Telecommunications Techniques Co., LLC 9.75%
 2008 ............................................      20,000         1,000
Telecomunicaciones de Puerto Rico, Inc. 6.65%
 2006 ............................................     350,000       374,353
Telefonica Europe BV 7.75% 2010 ..................     260,000       306,256
Time Warner Telecom, Inc. 10.13% 2011 ............      10,000         7,900
Triton PCS Holdings, Inc. 11.00% 2008(2) .........      20,000        18,300
United States West Communications, Inc. 6.88%
 2033 ............................................      25,000        21,125
                                                                ------------
                                                                   4,275,289
                                                                ------------

MATERIALS -- 1.4%
CHEMICALS -- 0.4%
Airgas, Inc. 9.13% 2011 ..........................       5,000         5,512
ARCO Chemical Co. 9.80% 2020 .....................      15,000        13,050
Ferro Corp. 9.13% 2009 ...........................     130,000       146,272
ICI Wilmington, Inc. 6.95% 2004 ..................     260,000       273,963
IMC Global, Inc. 7.63% 2005 ......................      35,000        35,350
IMC Global, Inc. 10.88% 2008 .....................      15,000        16,350
IMC Global, Inc. 11.25% 2011 .....................      15,000        16,275
Lyondell Chemical Co., Series B 9.88% 2007 .......      65,000        65,000
Methanex Corp. 8.75% 2012 ........................       5,000         5,413
Noveon, Inc., Series B 11.00% 2011 ...............       5,000         5,513
PCI Chemicals Canada Co. 10.00% 2008 .............       3,279         2,525
Pioneer Companies, Inc. 4.79% 2003(4) ............       1,093           809
Potash Corp. of Saskatchewan, Inc. 7.75% 2011 ....      95,000       113,019
Resolution Performance Products, Inc. 13.50%
 2010 ............................................      20,000        21,100
Texas Petrochemicals Corp. 11.13% 2006 ...........      20,000        11,600
Texas Petrochemicals Corp., Series B 11.13%
 2006 ............................................      10,000         5,500
United Industries Corp. 9.88% 2009* ..............      10,000        10,425

FOREST PRODUCTS -- 0.6%
Abitibi-Consolidated, Inc. 8.55% 2010 ............     130,000       142,758
Bway Corp. 10.00% 2010* ..........................      10,000        10,500
Caraustar Industries, Inc. 9.88% 2011 ............      35,000        35,175
Consumers International, Inc. 10.25%
 2005(1)(3) ......................................      25,000             2
Georgia-Pacific Corp. 9.50% 2011 .................      65,000        64,350
Graphic Packaging Corp. 8.63% 2012 ...............       5,000         5,100
Longview Fibre Co. 10.00% 2009 ...................      10,000        10,650
Owens-Illinois, Inc. 7.15% 2005 ..................      20,000        19,800
Owens-Illinois, Inc. 7.85% 2004 ..................      25,000        25,062
Owens-Illinois, Inc. 8.10% 2007 ..................       5,000         4,875
Pacifica Papers, Inc. 10.00% 2009 ................      25,000        25,938
Packaging Corp. of America 9.63% 2009 ............      10,000        10,813
Sappi Papier Holding AG 6.75% 2012* ..............      90,000       100,557
Sealed Air Corp. 8.75% 2008* .....................     210,000       237,578
Silgan Holdings, Inc. 9.00% 2009 .................      20,000        20,700
Stone Container Corp. 9.25% 2008 .................       5,000         5,475
Stone Container Corp. 9.75% 2011 .................      25,000        27,687
Tembec Industries, Inc. 8.63% 2009* ..............      20,000        20,475

----------------
34

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Temple-Inland, Inc. 7.88% 2012 ...................  $  150,000  $    168,663

METALS & MINERALS -- 0.4%
AK Steel Corp. 7.88% 2009 ........................      35,000        32,200
Alcan, Inc. 6.45% 2011 ...........................     100,000       112,209
Century Aluminum Co. 11.75% 2008 .................      25,000        25,000
Corporacion Nacional del Cobre -- Codelco 6.38%
 2012* ...........................................      55,000        58,058
Inco, Ltd. 7.20% 2032 ............................     140,000       142,759
National Steel Corp., Series D 9.88% 2009(3) .....      24,367        16,813
Oregon Steel Mills, Inc. 10.00% 2009 .............      10,000         9,537
Phelps Dodge Corp. 8.75% 2011 ....................     120,000       131,155
Steel Dynamics, Inc. 9.50% 2009 ..................       5,000         5,100
Timken Co. 5.75% 2010 ............................      40,000        40,745
United States Steel, LLC 10.75% 2008 .............      40,000        39,000
Weirton Steel Corp. 10.00% 2008(5) ...............      30,250         3,025
                                                                ------------
                                                                   2,299,435
                                                                ------------

MUNICIPAL BONDS -- 0.3%
MUNICIPAL BONDS -- 0.3%
Allentown, Pennsylvania Taxable General Obligation
 6.20% 2005 ......................................     225,000       247,381
Huntsville, Alabama Solid Waste Disposal Authority
 5.95% 2003 ......................................      85,000        86,899
Miami, Florida Revenue 7.25% 2003 ................     110,000       114,214
Phoenix, Arizona Civic Improvement Corp. 6.30%
 2008 ............................................     100,000       112,891
                                                                ------------
                                                                     561,385
                                                                ------------

REAL ESTATE -- 0.7%
REAL ESTATE COMPANIES -- 0.3%
Liberty Property LP 7.25% 2011 ...................     145,000       164,129
Liberty Property LP 8.50% 2010 ...................     135,000       162,154
Susa Partnership LP 6.95% 2006 ...................      70,000        78,546

REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Avalonbay Communities, Inc., Series MTN 7.50%
 2010 ............................................     310,000       357,661
Health Care Property Investors, Inc. 6.00%
 2015 ............................................     180,000       177,493
Host Marriott LP 9.25% 2007 ......................       5,000         4,975
Host Marriott LP 9.50% 2007 ......................      40,000        39,850
Regency Centers LP 7.75% 2009 ....................      80,000        94,028
                                                                ------------
                                                                   1,078,836
                                                                ------------

U.S. GOVERNMENT AGENCIES -- 5.0%
U.S. GOVERNMENT AGENCIES -- 5.0%
Federal Home Loan Mtg. Corp. 6.00% 2013 ..........     224,795       235,475
Federal Home Loan Mtg. Corp. 6.50% 2022 --
 2029 ............................................     251,190       263,874
Federal Home Loan Mtg. Corp. 6.55% 2022 ..........      32,000        32,904
Federal Home Loan Mtg. Corp. 6.75% 2022 ..........     130,000       135,179
Federal Home Loan Mtg. Corp. 7.00% 2023 ..........      25,000        26,888
Federal Home Loan Mtg. Corp. 7.50% 2023 --
 2025 ............................................      57,830        62,156
Federal Home Loan Mtg. Corp. 7.75% 2022 ..........      21,625        22,904
Federal Home Loan Mtg. Corp. 8.50% 2019 ..........      10,023        10,977
Federal National Mtg. Assoc. 5.50% 2033 ..........     799,921       817,872
Federal National Mtg. Assoc. 5.75% 2008 ..........     760,000       853,719

                                                                ----------------

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 6.00% 2014 ..........  $   54,146  $     56,807
Federal National Mtg. Assoc. 6.00% due April
 TBA .............................................   1,400,000     1,451,187
Federal National Mtg. Assoc. 6.00% due April
 TBA .............................................     650,000       679,656
Federal National Mtg. Assoc. 6.06% 2011 ..........     227,895       251,299
Federal National Mtg. Assoc. 6.18% 2008 ..........      18,880        20,950
Federal National Mtg. Assoc. 6.27% 2007 ..........      51,792        57,456
Federal National Mtg. Assoc. 6.30% 2008 --
 2011 ............................................     441,483       496,937
Federal National Mtg. Assoc. 6.34% 2008 ..........      18,196        20,244
Federal National Mtg. Assoc. 6.36% 2008 ..........     122,314       135,125
Federal National Mtg. Assoc. 6.43% 2008 ..........      18,796        20,994
Federal National Mtg. Assoc. 6.59% 2011 ..........     295,587       335,028
Federal National Mtg. Assoc. 6.80% 2007 ..........     116,671       129,951
Federal National Mtg. Assoc. 7.04% 2007 ..........      51,601        57,983
Federal National Mtg. Assoc. 8.00% 2006 ..........      10,205        10,871
Government National Mtg. Assoc. 5.00% due May
 TBA .............................................     300,000       299,813
Government National Mtg. Assoc. 7.00% 2022 --
 2031 ............................................   1,177,174     1,250,522
Government National Mtg. Assoc. 7.25% 2027 .......      58,575        62,597
Government National Mtg. Assoc. 7.50% 2024 --
 2029 ............................................     353,461       378,588
Government National Mtg. Assoc. 8.00% 2031 .......     116,910       126,627
Government National Mtg. Assoc. 8.50% 2017 .......      13,810        15,287
Government National Mtg. Assoc. 9.00% 2021 .......       3,731         4,166
                                                                ------------
                                                                   8,324,036
                                                                ------------
GOVERNMENT OBLIGATIONS -- 14.6%
U.S. TREASURIES -- 14.6%
United States Treasury Bond Strip zero coupon
 2012 -- 2027 ....................................   5,560,000     2,038,680
United States Treasury Bonds 5.25% 2028 --
 2029 ............................................   3,115,000     3,249,600
United States Treasury Bonds 5.38% 2031 ..........   2,000,000     2,163,438
United States Treasury Bonds 6.13% 2029 ..........     200,000       234,258
United States Treasury Bonds 8.88% 2019 ..........      50,000        73,980
United States Treasury Bonds 9.25% 2016 ..........     900,000     1,337,485
United States Treasury Notes 1.50% 2005 ..........   2,000,000     2,000,782
United States Treasury Notes 3.50% 2011 (6) ......   1,085,583     1,218,906
United States Treasury Notes 4.75% 2008 ..........     300,000       326,953
United States Treasury Notes 5.00% 2011 ..........   1,005,000     1,101,966
United States Treasury Notes 5.50% 2009 ..........     600,000       679,242
United States Treasury Notes 5.75% 2005 (7) ......   4,800,000     5,284,690
United States Treasury Notes 5.88% 2004 ..........   2,000,000     2,143,360
United States Treasury Notes 6.75% 2005 ..........   2,000,000     2,215,390
                                                                ------------
                                                                  24,068,730
                                                                ------------
UTILITIES -- 1.2%
ELECTRIC UTILITIES -- 0.8%
AES Corp. 8.88% 2011 .............................      45,000        36,900
American Electric Power Co., Inc. 6.13% 2006 .....      85,000        90,383
Avista Corp. 9.75% 2008 ..........................     325,000       351,000
Calpine Corp. 8.50% 2011 .........................      25,000        14,000
CMS Energy Corp. 7.50% 2009 ......................      10,000         8,400
CMS Energy Corp. 8.50% 2011 ......................      15,000        12,750
CMS Energy Corp. 8.90% 2008 ......................      20,000        17,600
Illinois Power Co. 11.50% 2010* ..................      10,000        10,550
Pepco Holdings, Inc. 5.50% 2007* .................     230,000       243,319

----------------
36

BONDS & NOTES (CONTINUED)                           PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Progress Energy, Inc. 7.10% 2011 .................  $  280,000  $    315,037
PSE&G Power, LLC 6.88% 2006 ......................     140,000       154,145
Public Service Electric & Gas Co., Series MBIA
 8.88% 2003 ......................................      21,000        21,236

GAS & PIPELINE UTILITIES -- 0.2%
Atlantic City Electric, Series FSA 6.38% 2005 ....      45,000        48,763
El Paso Corp. 7.00% 2011 .........................     100,000        79,000
El Paso Energy Corp. 6.75% 2009 ..................      40,000        32,200
Energen Corp. 7.63% 2010 .........................     170,000       189,643
Williams Cos, Inc. 7.13% 2011 ....................      15,000        12,900

TELEPHONE -- 0.2%
Deutsche Telekom International 8.50% 2010 ........     260,000       305,100
                                                                ------------
                                                                   1,942,926
                                                                ------------
TOTAL BONDS & NOTES (cost $64,565,681)............                68,061,237
                                                                ------------

WARRANTS -- 0.0%
                                                      SHARES
----------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
RETAIL -- 0.0%
Mattress Discounters Holding Corp. Expires
 7/15/2007 (1) ...................................          15             0
                                                                ------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 4/15/2008
 (1) .............................................          20             0
                                                                ------------
TOTAL WARRANTS (cost $291) .......................                         0
                                                                ------------

OPTIONS -- 0.0%
                                                    CONTRACTS
----------------------------------------------------------------------------
Weight Watchers International, Inc. (cost
 $2,674) .........................................       1,400           210
                                                                ------------
TOTAL INVESTMENT SECURITIES (cost $150,299,425)...               149,270,410
                                                                ------------

SHORT-TERM SECURITIES -- 2.4%                       PRINCIPAL
                                                      AMOUNT
----------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 2.4%
Federal National Mtg. Assoc. Disc. Notes 1.30% due
 4/1/03 (cost $3,900,000) ........................  $3,900,000     3,900,000
                                                                ------------

REPURCHASE AGREEMENTS -- 6.0%
----------------------------------------------------------------------------
State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 2) ......................   8,795,000     8,795,000
UBS Warburg, LLC Joint Repurchase Agreement
 Account (Note 2)(7) .............................   1,180,000     1,180,000
                                                                ------------
TOTAL REPURCHASE AGREEMENTS (cost $9,975,000) ....                 9,975,000
                                                                ------------

TOTAL INVESTMENTS --
  (cost $164,174,425)                                     99.1%  163,145,410
Other assets less liabilities --                           0.9     1,415,634
                                                      --------  ------------
NET ASSETS --                                            100.0% $164,561,044
                                                      ========  ============

                                                                ----------------

-------------
+   Non-income producing securities.
ADR -- American Depository Receipt
 TRIANGLE   The security or a portion thereof represents collateral for options.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
(1) Fair valued security; see Note 2.
(2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3) Bond in default
(4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2003.
(5) Variable rate security -- the rate reflected is as of March 31, 2003; maturity date reflects the next reset date.
(6) Treasury Inflation Protected Security
(7) The security or a portion thereof represents collateral for TBAs.

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------------
      CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR          DATE        APPRECIATION
----------------------------------------------------------------------------
 KRW         70,000      USD        59,002     05/09/2003       $  3,215
 KRW        550,000      USD       513,343     05/27/2003         16,578
 USD*       163,497      EUR       166,000     04/15/2003          5,385
                                                                --------
                                                                  25,178
                                                                --------
----------------------------------------------------------------------------
     CONTRACT                   IN             DELIVERY     GROSS UNREALIZED
    TO DELIVER             EXCHANGE FOR          DATE        DEPRECIATION
----------------------------------------------------------------------------
 EUR*       356,000      USD       247,260     04/15/2003        (39,535)
 EUR*       340,000      USD       364,344     07/31/2003         (4,772)
 EUR        380,000      USD       403,554     09/26/2003         (8,227)
 USD*        65,704      EUR        60,000     07/31/2003           (567)
                                                                --------
                                                                 (53,101)
                                                                --------
Net Unrealized Depreciation..............................       $(27,923)
                                                                ========

------------
* Represents partially offsetting forward foreign currency contracts that, to the extent they offset, do not have additional market risk but have continued counterparty settlement risk.

EUR  --         Euro

KRW  --         Korean Won

                United States
USD  --         Dollar

See Notes to Financial Statements.

----------------
38

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO                   INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 27.1%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.5%
APPAREL & TEXTILES -- 0.2%
Coach, Inc.+ ...........................         6,000   $    229,980

AUTOMOTIVE -- 0.2%
General Motors Corp. ...................         3,000        100,860
Harley-Davidson, Inc. ..................         3,000        119,130

RETAIL -- 1.1%
Avon Products, Inc. ....................         7,880        449,554
Dollar Tree Stores, Inc.+ ..............        12,840        255,516
Kohl's Corp.+ ..........................         5,130        290,256
Target Corp. ...........................         3,000         87,780
TJX Cos., Inc. .........................         6,855        120,648
Wal-Mart Stores, Inc. ..................         9,700        504,691
                                                         ------------
                                                            2,158,415
                                                         ------------

CONSUMER STAPLES -- 0.6%
FOOD, BEVERAGE & TOBACCO -- 0.5%
Altria Group, Inc. .....................         5,000        149,800
Anheuser-Busch Cos., Inc. ..............         1,800         83,898
Coca-Cola Co. ..........................         4,000        161,920
Pepsi Bottling Group, Inc. .............         3,500         62,755
PepsiCo, Inc. ..........................         3,000        120,000
UST, Inc. ..............................         4,000        110,400

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Gillette Co. ...........................         6,000        185,640
                                                         ------------
                                                              874,413
                                                         ------------

ENERGY -- 1.8%
ENERGY SERVICES -- 0.8%
BJ Services Co.+ .......................         9,630        331,176
Nabors Industries, Ltd.+ ...............         7,000        279,090
Patterson-UTI Energy, Inc.+ ............         3,940        127,498
Smith International, Inc.+ .............        12,055        424,698

ENERGY SOURCES -- 1.0%
Anadarko Petroleum Corp. ...............         3,500        159,250
Apache Corp. ...........................         3,150        194,481
EnCana Corp. ...........................         7,773        252,559
ENSCO International, Inc. ..............         4,000        102,040
Exxon Mobil Corp. ......................         6,400        223,680
GlobalSantaFe Corp. ....................         8,000        165,200
Murphy Oil Corp. .......................         8,870        391,788
                                                         ------------
                                                            2,651,460
                                                         ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE -- 5.2%
BANKS -- 1.0%
Bank of America Corp. ..................         8,500   $    568,140
Fifth Third Bancorp ....................         5,835        292,567
FleetBoston Financial Corp. ............         3,400         81,192
J.P. Morgan Chase & Co. ................         5,000        118,550
Wells Fargo & Co. ......................         7,000        314,930

FINANCIAL SERVICES -- 2.0%
American Express Co. ...................         6,500        215,995
Charles Schwab Corp. ...................        10,000         72,200
Citigroup, Inc. ........................        19,678        677,907
E*TRADE Group, Inc.+ ...................        19,045         80,179
Fannie Mae .............................         3,810        248,984
Freddie Mac ............................         5,105        271,076
Goldman Sachs Group, Inc. ..............         9,025        614,422
Lehman Brothers Holdings, Inc. .........         2,900        167,475
Merrill Lynch & Co., Inc. ..............         5,500        194,700
Morgan Stanley .........................         4,200        161,070
SLM Corp. ..............................         1,000        110,920

INSURANCE -- 2.2%
AFLAC, Inc. ............................        12,095        387,645
Allstate Corp. .........................        21,565        715,311
Berkshire Hathaway, Inc., Class B+ .....           611      1,305,707
Marsh & McLennan Cos., Inc. ............         3,000        127,890
MetLife, Inc. ..........................         5,000        131,900
Willis Group Holdings, Ltd. ............         8,545        236,696
XL Capital, Ltd., Class A ..............         4,810        340,452
                                                         ------------
                                                            7,435,908
                                                         ------------

HEALTHCARE -- 4.4%
DRUGS -- 1.9%
Amgen, Inc.+ ...........................         3,400        195,670
Bristol-Myers Squibb Co. ...............         3,500         73,955
Caremark Rx, Inc.+ .....................         5,000         90,750
Eli Lilly & Co. ........................         2,055        117,443
Forest Laboratories, Inc.+ .............        16,365        883,219
Merck & Co., Inc. ......................         3,700        202,686
Pfizer, Inc. ...........................        25,765        802,837
Pharmacia Corp. ........................         1,700         73,610
TEVA Pharmaceutical Industries, Ltd.
  ADR ..................................         3,000        124,950
Wyeth ..................................         5,000        189,100

HEALTH SERVICES -- 0.7%
Anthem, Inc.+ ..........................         6,630        439,238
HCA, Inc. ..............................         3,000        124,080
MEDIQ, Inc.+(1) ........................            46              0
UnitedHealth Group, Inc. ...............         4,950        453,766

MEDICAL PRODUCTS -- 1.8%
AmerisourceBergen Corp. ................         4,285        224,962
Biotech Holders Trust ..................         1,400        130,550
Biovail Corp.+ .........................         3,530        140,741

----------------
40

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Boston Scientific Corp.+ ...............         3,000   $    122,280
Cardinal Health, Inc. ..................         4,335        246,965
Guidant Corp.+ .........................        11,100        401,820
Johnson & Johnson ......................         6,800        393,516
MedImmune, Inc.+ .......................         4,185        137,394
Medtronic, Inc. ........................        10,880        490,906
Stryker Corp. ..........................         1,500        102,975
Zimmer Holdings, Inc.+ .................         2,500        121,575
                                                         ------------
                                                            6,284,988
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 2.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.8%
Lockheed Martin Corp. ..................         8,030        381,826
Northrop Grumman Corp. .................         6,455        553,839
Textron, Inc. ..........................         3,500         96,110
United Technologies Corp. ..............         3,500        202,230

BUSINESS SERVICES -- 0.6%
Accenture, Ltd., Class A+ ..............        15,465        239,708
Cendant Corp.+ .........................        15,000        190,500
Ingersoll-Rand Co., Inc., Class A ......         5,000        192,950
TMP Worldwide, Inc.+ ...................        20,800        223,184
Waste Management, Inc. .................         5,000        105,900

ELECTRICAL EQUIPMENT -- 0.2%
Eaton Corp. ............................         2,500        174,875
Tyco International, Ltd. ...............         5,000         64,300

MULTI-INDUSTRY -- 0.5%
3M Co. .................................         2,500        325,075
Danaher Corp. ..........................         1,800        118,368
General Electric Co. ...................        10,000        255,000

TRANSPORTATION -- 0.4%
Canadian National Railway Co. ..........         7,790        333,412
FedEx Corp. ............................         2,000        110,140
United Parcel Service, Inc., Class B ...         2,000        114,000
                                                         ------------
                                                            3,681,417
                                                         ------------

INFORMATION & ENTERTAINMENT -- 3.7%
BROADCASTING & MEDIA -- 2.9%
AOL Time Warner, Inc.+ .................        50,273        545,965
Cablevision Systems New York Group,
  Class A+ .............................        39,354        747,332
Clear Channel Communications, Inc.+ ....         3,000        101,760
Comcast Corp., Class A+ ................         6,882        196,756
Comcast Corp., Sp. Class A+ ............        14,655        402,866
Gannett Co., Inc. ......................         2,500        176,075
Liberty Media Corp., Class A+ ..........       185,874      1,808,554
Viacom, Inc., Class B+ .................         5,000        182,600

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS -- 0.1%
International Game Technology+ .........         1,740   $    142,506
Walt Disney Co. ........................         6,000        102,120

LEISURE & TOURISM -- 0.7%
Carnival Corp. .........................         4,000         96,440
Darden Restaurants, Inc. ...............         5,790        103,351
USA Interactive+ .......................        14,425        386,446
Wendy's International, Inc. ............         4,570        125,721
Yum! Brands, Inc.+ .....................        10,690        260,088
                                                         ------------
                                                            5,378,580
                                                         ------------

INFORMATION TECHNOLOGY -- 6.7%
COMMUNICATION EQUIPMENT -- 0.2%
QUALCOMM, Inc. .........................         8,000        288,480

COMPUTER SERVICES -- 0.8%
Computer Associates International,
  Inc. .................................        51,090        697,889
Symantec Corp.+ ........................         5,600        219,408
Synopsys, Inc.+ ........................         6,010        255,786

COMPUTER SOFTWARE -- 1.1%
Electronic Arts, Inc.+ .................         2,555        149,825
Microsoft Corp. ........................        49,990      1,210,258
Oracle Corp.+ ..........................        20,000        216,980
SAP AG Sponsored ADR ...................         2,500         47,400

COMPUTERS & BUSINESS EQUIPMENT -- 0.8%
Apple Computer, Inc.+ ..................        27,840        393,658
Dell Computer Corp.+ ...................         5,500        150,205
Hewlett-Packard Co. ....................        16,000        248,800
International Business Machines
  Corp. ................................         4,200        329,406

ELECTRONICS -- 1.3%
Analog Devices, Inc.+ ..................         5,500        151,250
Applied Materials, Inc.+ ...............        23,170        291,478
Intel Corp. ............................        13,100        213,268
KLA-Tencor Corp.+ ......................         3,520        126,516
Novellus Systems, Inc.+ ................         4,115        112,216
Samsung Electronics Co., Ltd. GDR ......         5,010        566,130
Texas Instruments, Inc. ................        18,165        297,361
Xilinx, Inc.+ ..........................         5,000        117,050

INTERNET CONTENT -- 0.7%
Amazon.Com, Inc.+ ......................        14,410        375,092
Yahoo!, Inc.+ ..........................        24,355        585,007

TELECOMMUNICATIONS -- 1.8%
AT&T Corp. .............................         2,400         38,880
CIENA Corp.+ ...........................        18,160         79,359
Cisco Systems, Inc.+ ...................        51,670        670,677
Cox Communications, Inc., Class A+ .....        10,495        326,499
EchoStar Communications Corp., Class
  A+ ...................................         4,235        122,307
Nextel Communications, Inc., Class
  A+ ...................................        11,000        147,290

----------------
42

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Nokia Oyj ..............................         6,788   $     93,683
Nokia Oyj Sponsored ADR ................        57,675        808,027
Verizon Communications, Inc. ...........         6,200        219,170
                                                         ------------
                                                            9,549,355
                                                         ------------

MATERIALS -- 0.7%
CHEMICALS -- 0.4%
du Pont (E.I.) de Nemours and Co. ......         3,000        116,580
Ecolab, Inc. ...........................         4,000        197,320
IMC Global, Inc. .......................        15,000        144,300
Lyondell Chemical Co. ..................        11,000        153,450
Pioneer Companies, Inc.+ ...............           212            954

FOREST PRODUCTS -- 0.3%
Bemis Co. ..............................         3,000        126,180
International Paper Co. ................         5,000        169,000
Pactiv Corp.+ ..........................         7,000        142,100
                                                         ------------
                                                            1,049,884
                                                         ------------
TOTAL COMMON STOCK (cost $42,489,141)...                   39,064,420
                                                         ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------
MATERIALS -- 0.0%
METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C
  (Convertible) (cost $0) ..............           360            540
                                                         ------------

ASSET-BACKED SECURITIES -- 0.4%             PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
FINANCE -- 0.2%
FINANCIAL SERVICES -- 0.2%
Aesop Funding II, LLC, Series 1998-1 A
  6.14% 2006* ..........................  $    120,000        128,921
PP&L Transition Bond, LLC, Series 1999-1
  A7 7.05% 2009 ........................       218,000        248,589
                                                         ------------
                                                              377,510
                                                         ------------

UTILITIES -- 0.2%
ELECTRIC UTILITIES -- 0.2%
Peco Energy Transition Trust, Series
  2001-A A1 6.52% 2010 .................       210,000        241,286
                                                         ------------
TOTAL ASSET-BACKED SECURITIES (cost
  $550,366) ............................                      618,796
                                                         ------------

BONDS & NOTES -- 67.3%
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.4%
APPAREL & TEXTILES -- 0.1%
Gap, Inc. 8.80% 2008 ...................        25,000         28,750
Levi Strauss & Co. 7.00% 2006 ..........        25,000         21,563
Levi Strauss & Co. 11.63% 2008 .........        35,000         33,075

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE -- 0.5%
Accuride Corp., Series B 9.25% 2008 ....  $     45,000   $     33,637
CSK Auto, Inc. 12.00% 2006 .............        29,000         31,465
Dana Corp. 9.00% 2011 ..................        40,000         39,400
Delco Remy International, Inc. 8.63%
  2007 .................................        20,000         16,700
Dura Operating Corp. 8.63% 2012 ........        10,000          9,500
Dura Operating Corp. 9.00% 2009 ........        20,000         16,300
Ford Motor Co. 6.38% 2029 ..............       125,000         84,392
Ford Motor Co. 7.45% 2031 ..............       365,000        279,366
Goodyear Tire & Rubber Co. 7.86%
  2011 .................................        35,000         25,725
Goodyear Tire & Rubber Co. 8.50%
  2007 .................................        15,000         11,625
LDM Technologies, Inc., Series B 10.75%
  2007 .................................        15,000         13,200
Lear Corp., Series B 8.11% 2009 ........        70,000         75,775
Navistar International Corp., Series B
  8.00% 2008 ...........................        25,000         22,875
Navistar International Corp., Series B
  9.38% 2006 ...........................        20,000         20,200
TRW Automotive, Inc. 11.00% 2013* ......        25,000         24,938
United Rentals (North America), Inc.
  10.75% 2008 ..........................        20,000         20,700

HOUSING & HOUSEHOLD DURABLES -- 0.8%
Beazer Homes USA, Inc. 8.63% 2011 ......        35,000         36,575
Beazer Homes USA, Inc. 8.88% 2008 ......        10,000         10,444
Centex Corp. 5.80% 2009 ................       120,000        126,911
Centex Corp. 7.88% 2011 ................       220,000        255,243
Del Webb Corp. 10.25% 2010 .............        15,000         16,388
KB Home 9.50% 2011 .....................        35,000         37,712
Lennar Corp. 5.95% 2013 ................        95,000         97,330
Lennar Corp. 7.63% 2009 ................        80,000         91,282
Pulte Homes, Inc. 8.13% 2011 ...........       185,000        212,539
Standard Pacific Corp. 8.00% 2008 ......        10,000         10,100
Standard Pacific Corp. 8.50% 2007 ......        20,000         20,525
Standard Pacific Corp. 9.50% 2010 ......        10,000         10,700
Toll Brothers, Inc. 6.88% 2012* ........       160,000        169,625

RETAIL -- 1.0%
Boise Cascade Office Products Corp.
  7.05% 2005 ...........................       270,000        279,500
J.C. Penney Co., Inc. 7.38% 2008 .......        25,000         25,250
Lowe's Cos., Inc. 8.25% 2010 ...........       270,000        333,887
Masco Corp. 6.00% 2004 .................       200,000        208,661
Pathmark Stores, Inc. 8.75% 2012 .......        20,000         19,200
Remington Arms, Inc. 10.50% 2011* ......         5,000          5,350
Rite Aid Corp. 7.13% 2007 ..............        55,000         48,469
Rite Aid Corp. 11.25% 2008 .............        20,000         19,800
Sealy Mattress Co., Series B 10.88%
  2007(2) ..............................        30,000         31,387
Staples, Inc. 7.38% 2012* ..............       165,000        185,436
Stone Container Corp. 8.38% 2012 .......        20,000         21,400
Wal-Mart Stores, Inc. 7.55% 2030 .......       240,000        303,803
                                                         ------------
                                                            3,386,703
                                                         ------------

CONSUMER STAPLES -- 0.8%
FOOD, BEVERAGE & TOBACCO -- 0.5%
Delhaize America, Inc. 8.13% 2011 ......        45,000         45,675
Dole Food, Inc. 8.88% 2011* ............        10,000         10,400
Fred Meyer, Inc. 7.38% 2005 ............        55,000         59,434

----------------
44

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Great Atlantic & Pacific Tea Co., Inc.
  9.13% 2011 ...........................  $     30,000   $     24,225
Tyson Foods, Inc. 7.25% 2006 ...........       200,000        213,968
Tyson Foods, Inc. 8.25% 2011 ...........        85,000         95,924
Whitman Corp. 6.38% 2009 ...............       160,000        173,525
Winn-Dixie Stores, Inc. 8.88% 2008 .....        30,000         31,500

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Fortune Brands, Inc. 7.13% 2004* .......       340,000        366,030
Johnsondiversey, Inc. 9.63% 2012 .......         5,000          5,375
Playtex Products, Inc. 9.38% 2011 ......        25,000         27,125
Revlon Consumer Products Corp. 12.00%
  2005 .................................        45,000         41,175
                                                         ------------
                                                            1,094,356
                                                         ------------

EDUCATION -- 0.1%
EDUCATION -- 0.1%
Massachusetts Institute of Technology
  7.25% 2096 ...........................       170,000        203,914
                                                         ------------

ENERGY -- 1.8%
ENERGY SERVICES -- 1.1%
FirstEnergy Corp. 6.45% 2011 ...........       115,000        121,577
Motiva Enterprises, LLC 5.20% 2012* ....       265,000        269,467
PacifiCorp, Series MBIA 6.38% 2008 .....       250,000        280,066
Pride Petroleum Services, Inc. 9.38%
  2007 .................................        25,000         25,938
Schlumberger Technology Corp. 6.50%
  2012* ................................       270,000        305,009
Southern California Public Power
  Authority Project 6.93% 2017 .........       125,000        147,360
Tesoro Petroleum Corp., Series B 9.00%
  2008 .................................        20,000         17,100
Tesoro Petroleum Corp., Series B 9.63%
  2008 .................................        30,000         25,950
Utilicorp United, Inc. 6.88% 2004 ......        80,000         84,381
Valero Energy Corp. 6.88% 2012 .........       170,000        185,166
Western Resources, Inc. 6.88% 2004 .....        15,000         15,112
Western Resources, Inc. 7.13% 2009 .....        15,000         14,138
Western Resources, Inc. 9.75% 2007 .....        25,000         26,687

ENERGY SOURCES -- 0.7%
Burlington Resources Finance Co. 5.70%
  2007 .................................       240,000        260,130
Clark Refining & Marketing, Inc. 8.38%
  2007 .................................        50,000         50,000
Energy Corp. of America, Series A 9.50%
  2007 .................................        85,000         53,125
Forest Oil Corp. 8.00% 2008 ............        25,000         26,000
Forest Oil Corp. 8.00% 2011 ............         5,000          5,200
Giant Industries, Inc. 11.00% 2012 .....        25,000         22,125
Husky Oil, Ltd. 7.55% 2016 .............       160,000        190,742
Peabody Energy Corp. 6.88% 2013* .......         5,000          5,063
Pemex Project Funding Master Trust 9.13%
  2010 .................................       330,000        383,625
Pioneer Natural Resources Co. 9.63%
  2010 .................................        25,000         29,811
Plains Exploration & Production Co.
  8.75% 2012 ...........................        30,000         31,200
Westport Resources Corp. 8.25% 2011 ....         5,000          5,337
                                                         ------------
                                                            2,580,309
                                                         ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE -- 10.5%
BANKS -- 2.5%
Bank of America Corp. 7.40% 2011 .......  $    330,000   $    393,159
Dime Capital Trust I, Series A 9.33%
  2027 .................................        40,000         47,601
First Republic Bank 7.75% 2012 .........        50,000         50,654
MBNA America Bank 5.38% 2008 ...........       220,000        227,272
National Australia Bank, Ltd., Series A
  8.60% 2010 ...........................       380,000        481,838
National City Corp. 7.20% 2005 .........       200,000        220,686
NCNB Corp. 9.38% 2009 ..................        68,000         87,516
Oversea-Chinese Banking Corp., Ltd.
  7.75% 2011* ..........................       380,000        440,903
Popular North America, Inc., Series E
  6.13% 2006 ...........................       260,000        282,150
Royal Bank of Scotland Group, PLC 6.40%
  2009 .................................       290,000        326,760
Scotland International BV 7.70%
  2010* ................................       300,000        360,563
U.S. Bancorp 7.50% 2026 ................       210,000        249,480
Wells Fargo & Co. 6.38% 2011 ...........       300,000        340,691
Western Financial Bank-FSB 8.88%
  2007 .................................        10,000         10,050
Western Financial Bank-FSB 9.63%
  2012 .................................         5,000          4,987

FINANCIAL SERVICES -- 5.3%
Abbey National, PLC, Series EMTN 6.69%
  2005 .................................       250,000        275,316
Asset Securitization Corp., Series
  1997-D4 A1B 7.40% 2029 ...............       170,183        177,434
Asset Securitization Corp., Series
  1997-D5 A1C 6.75% 2043 ...............        80,000         87,347
Athena Neurosciences Finance, LLC 7.25%
  2008 .................................       295,000        182,163
BB&T Corp. 4.75% 2012 ..................       365,000        370,712
CIT Group, Inc. 7.38% 2007 .............        20,000         21,671
CIT Group, Inc. 7.50% 2003 .............       100,000        103,324
CIT Group, Inc. 7.63% 2005 .............       140,000        151,637
Citigroup, Inc. 5.63% 2012 .............        50,000         53,618
Citigroup, Inc. 6.75% 2005 .............       430,000        478,396
Countrywide Home Loan Funding Corp.
  5.63% 2007 ...........................       230,000        247,334
Credit National Interfinance BV 7.00%
  2005 .................................       130,000        143,271
CS First Boston Mtg. Securities Corp.,
  Series 1997-C1 A1B 7.15% 2029 ........       141,657        146,862
CS First Boston Mtg. Securities Corp.,
  Series 1997-C1 A1C 7.24% 2029 ........       110,000        124,372
DLJ Mtg. Acceptance Corp., Series
  1997-CF2 A1B 6.82% 2030* .............       350,000        384,246
Farmers Exchange Capital 7.05% 2028* ...       240,000        160,557
First Union-Lehman Bros. Com. Mtg. Trust
  II, Series 1997-C2 A2 6.60% 2029 .....       127,775        133,349
General Electric Capital Corp. 8.70%
  2007 .................................       100,000        119,055
General Motors Acceptance Corp. 6.88%
  2011 .................................       720,000        711,457
Goldman Sachs Group, Inc. 4.13% 2008 ...       150,000        154,011
Household Finance Corp. 6.38% 2011 .....       520,000        565,883
Household Finance Corp. 6.50% 2006 .....        60,000         65,341
Lehman Brothers Holdings, Inc. 4.00%
  2008 .................................       270,000        275,630
MDP Acquisitions, PLC 9.63% 2012* ......        10,000         10,538
Merrill Lynch Mtg. Investors, Inc.,
  Series 1997-C2 A2 6.54% 2029 .........       200,000        224,292
Morgan Stanley, Dean Witter & Co. 6.60%
  2012 .................................       260,000        290,233
Nomura Asset Securities Corp., Series
  1998-D6 A1C 6.69% 2003 ...............       500,000        573,955
Overseas Private Investment Corp.,
  Series 96-A 6.99% 2009 ...............       284,164        315,857
Principal Financial Group, Inc. 8.20%
  2009* ................................       300,000        351,423
Private Export Funding Corp. 6.62%
  2005 .................................       160,000        177,844
Private Export Funding Corp., Series C
  6.31% 2004 ...........................       100,000        107,031
Private Export Funding Corp., Series YY
  7.03% 2003 ...........................        60,000         62,027
Sears Roebuck Acceptance Corp. 6.25%
  2009 .................................       175,000        178,350
Sun Canada Financial Co. 6.63% 2007* ...       160,000        173,956
UCAR Finance, Inc. 10.25% 2012 .........        15,000         13,350

----------------
46

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Verizon Global Funding Corp. 7.38%
  2012 .................................  $     70,000   $     82,684
Von Hoffman Corp. 10.25% 2009 ..........        20,000         19,900

INSURANCE -- 2.7%
AAG Holding Co., Inc. 6.88% 2008 .......       160,000        142,112
Ace Capital Trust II 9.70% 2030 ........       250,000        294,589
Allstate Financing II 7.83% 2045 .......        49,000         55,698
American Financial Group, Inc. 7.13%
  2009 .................................        60,000         56,782
AmerUs Group Co. 6.95% 2005 ............       230,000        234,012
Equitable Companies, Inc. 7.00% 2028 ...       130,000        136,488
Everest Reinsurance Holdings, Inc. 8.50%
  2005 .................................        20,000         21,937
Everest Reinsurance Holdings, Inc. 8.75%
  2010 .................................       275,000        323,442
Fairfax Financial Holdings, Ltd. 6.88%
  2008 .................................        20,000         13,400
Fairfax Financial Holdings, Ltd. 7.38%
  2006 .................................        10,000          7,400
Farmers Insurance Exchange 8.50%
  2004* ................................       290,000        291,677
Florida Windstorm Underwriting Assoc.
  7.13% 2019* ..........................       340,000        391,326
Healthcare Realty Trust, Inc. 8.13%
  2011 .................................        45,000         49,002
Jackson National Life Insurance Co.
  8.15% 2027* ..........................        44,000         49,072
Liberty Mutual Insurance Co. 7.70%
  2097* ................................       140,000         99,035
MONY Group, Inc. 7.45% 2005 ............       300,000        308,478
Provident Financing Trust I 7.41%
  2038 .................................        90,000         61,682
ReliaStar Financial Corp. 8.00% 2006 ...       210,000        241,535
SAFECO Corp. 7.25% 2012 ................       100,000        114,571
St. Paul Cos., Inc. 5.75% 2007 .........       250,000        264,931
Torchmark, Inc. 6.25% 2006 .............       170,000        185,914
UnumProvident Corp. 7.63% 2011 .........        10,000          9,650
W.R. Berkley Capital Trust 8.20%
  2045 .................................       400,000        393,362
XL Capital Finance Europe, PLC 6.50%
  2012 .................................       165,000        180,689
                                                         ------------
                                                           15,165,520
                                                         ------------

HEALTHCARE -- 1.8%
DRUGS -- 0.3%
Omnicare, Inc., Series B 8.13% 2011 ....         5,000          5,375
Wyeth 6.25% 2006 .......................       350,000        384,335

HEALTH SERVICES -- 1.2%
Anthem, Inc. 6.80% 2012 ................       415,000        468,441
Beverly Enterprises, Inc. 9.00% 2006 ...        10,000          8,600
Beverly Enterprises, Inc. 9.63% 2009 ...        20,000         16,800
HCA, Inc. 6.30% 2012 ...................       180,000        184,913
Health Net, Inc. 8.38% 2011 ............       160,000        187,050
HEALTHSOUTH Corp. 7.38% 2006(3) ........        40,000         18,400
HEALTHSOUTH Corp. 8.50% 2008(3) ........        15,000          6,900
Humana, Inc. 7.25% 2006 ................       210,000        226,076
NDCHealth Corp. 10.50% 2012* ...........        40,000         41,900
Radiologix, Inc., Series B 10.50%
  2008 .................................        40,000         36,000
Triad Hospitals, Inc. 8.75% 2009 .......         5,000          5,400
Triad Hospitals, Inc., Series B 11.00%
  2009 .................................        20,000         22,100
UnitedHealth Group, Inc. 7.50% 2005 ....       330,000        370,201
Wellpoint Health Networks, Inc. 6.38%
  2012 .................................       105,000        116,570

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 0.3%
Advanced Med Optics, Inc. 9.25% 2010 ...  $     10,000   $     10,400
ALARIS Medical, Inc. 11.13% 2008(2) ....        75,000         76,500
Allegiance Corp. 7.00% 2026 ............       260,000        301,469
AmerisourceBergen Corp. 8.13% 2008 .....         5,000          5,400
Bio-Rad Laboratories, Inc. 11.63%
  2007 .................................         9,000          9,900
CONMED Corp. 9.00% 2008 ................        35,000         36,225
Sybron Dental Specialties, Inc. 8.13%
  2012 .................................         5,000          5,100
Universal Hospital Services, Inc. 10.25%
  2008 .................................        30,000         29,250
                                                         ------------
                                                            2,573,305
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 1.5%
AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
K & F Industries, Inc., Series B 9.25%
  2007 .................................        10,000         10,450
SCL Terminal Aereo Santiago SA 6.95%
  2012* ................................       365,839        408,774
Sequa Corp. 8.88% 2008 .................        30,000         29,400

BUSINESS SERVICES -- 0.8%
Allied Waste North America, Inc., Series
  B 8.50% 2008 .........................        70,000         73,588
ERAC USA Finance Co. 8.00% 2011* .......       130,000        150,887
ERAC USA Finance Co. 8.25% 2005* .......       110,000        120,239
Iron Mountain, Inc. 8.25% 2011 .........        25,000         26,500
Monsanto Co. 7.38% 2012 ................       350,000        385,031
Moore North America Finance 7.88%
  2011* ................................        10,000         10,350
Pierce Leahy Command Co. 8.13% 2008 ....        10,000         10,400
PSA Corp., Ltd. 7.13% 2005* ............       200,000        222,905
Waste Management, Inc. 6.38% 2012 ......       160,000        170,707
World Color Press, Inc. 8.38% 2008 .....        15,000         15,602

ELECTRICAL EQUIPMENT -- 0.0%
WESCO Distribution, Inc., Series B 9.13%
  2008 .................................        45,000         33,750

MACHINERY -- 0.1%
Argo-Tech Corp. 8.63% 2007 .............        35,000         28,875
Case Corp. 7.25% 2005 ..................        25,000         23,625
Cummins, Inc. 9.50% 2010* ..............         5,000          5,150
NMHG Holding Co. 10.00% 2009 ...........         5,000          5,325
Numatics, Inc., Series B 9.63% 2008 ....        10,000          5,700
Roller Bearing Co. of America, Inc.,
  Series B 9.63% 2007 ..................         5,000          4,200
Tyco International Group SA 5.80%
  2006 .................................         5,000          4,775
Tyco International Group SA 6.13%
  2009 .................................        15,000         14,100
Tyco International Group SA 6.38%
  2011 .................................        70,000         65,450
Tyco International Group SA 6.38%
  2006 .................................        10,000          9,750
Tyco International Group SA 6.75%
  2011 .................................        10,000          9,550

MULTI-INDUSTRY -- 0.2%
Alliant Energy Resources, Inc. 9.75%
  2013* ................................       170,000        193,340
American Standard Cos., Inc. 7.63%
  2010 .................................        10,000         10,900

TRANSPORTATION -- 0.1%
Federal Express Corp. 6.72% 2022 .......       170,640        187,094
                                                         ------------
                                                            2,236,417
                                                         ------------

----------------
48

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 3.0%
BROADCASTING & MEDIA -- 1.7%
American Media, Inc. 8.88% 2011* .......  $     20,000   $     21,600
AOL Time Warner, Inc. 5.63% 2005 .......       180,000        187,603
AOL Time Warner, Inc. 7.63% 2031 .......       320,000        339,571
CanWest Media, Inc. 10.63% 2011 ........        35,000         38,544
Charter Communications Holdings Capital
  Corp., LLC 8.63% 2009 ................        30,000         13,875
Charter Communications Holdings Capital
  Corp., LLC 9.92% 2011(2) .............         5,000          2,025
Charter Communications Holdings Capital
  Corp., LLC 13.50% 2011(2) ............       105,000         31,500
Classic Cable, Inc. 10.50% 2010(3) .....        45,000          3,656
Clear Channel Communications, Inc. 6.00%
  2006 .................................       200,000        214,410
Comcast Cable Communications, Inc. 8.50%
  2027 .................................        50,000         61,812
CSC Holdings, Inc. 7.63% 2011 ..........        60,000         60,150
CSC Holdings, Inc. 9.88% 2013 ..........        10,000         10,450
EchoStar DBS Corp. 9.38% 2009 ..........        55,000         58,575
Entravision Communications Corp. 8.13%
  2009 .................................         5,000          5,138
Houghton Mifflin Co. 9.88% 2013* .......        15,000         16,200
Lamar Media Corp. 7.25% 2013* ..........         5,000          5,194
Liberty Media Corp. 7.75% 2009 .........       210,000        239,683
LIN Televison Corp. 8.38% 2008 .........        10,000         10,400
Mediacom Broadband, LLC 11.00% 2013 ....        20,000         22,350
Mediacom, LLC 7.88% 2011 ...............         5,000          4,812
Mediacom, LLC 9.50% 2013 ...............        20,000         20,700
News America Holdings, Inc. 8.00%
  2016 .................................       290,000        347,291
Primedia, Inc. 8.88% 2011 ..............        20,000         20,150
Quebecor Media, Inc. 11.13% 2011 .......        15,000         16,275
Quebecor Media, Inc. 13.75% 2011(2) ....        75,000         57,000
R.H. Donnelley Finance Corp. I 10.88%
  2012* ................................        30,000         34,275
Reed Elsevier Capital, Inc. 6.13%
  2006 .................................       420,000        458,515
Rogers Communications, Inc. 8.88%
  2007 .................................        15,000         15,300
Scholastic Corp. 7.00% 2003 ............        80,000         82,998
United Pan-Europe Communications NV
  11.25% 2010(3) .......................        10,000            925
United Pan-Europe Communications NV
  11.50% 2010(3) .......................        25,000          2,313

ENTERTAINMENT PRODUCTS -- 0.2%
Corus Entertainment, Inc. 8.75% 2012 ...        30,000         31,238
Hasbro, Inc. 6.15% 2008 ................        10,000         10,000
Hasbro, Inc. 8.50% 2006 ................        10,000         10,725
International Game Technology 8.38%
  2009 .................................       160,000        190,856

LEISURE & TOURISM -- 1.1%
Air Canada, Inc. 10.25% 2011(3) ........        40,000          9,600
American Airlines, Inc., Series 01-1
  6.82% 2011 ...........................       210,000        137,150
Atlas Air, Inc. 9.38% 2006(3) ..........        20,000          3,600
Atlas Air, Inc. 10.75% 2005(3) .........        10,000          1,900
Circus Circus Enterprises, Inc. 9.25%
  2005 .................................        20,000         20,900
Continental Airlines, Inc. 6.90%
  2018 .................................       152,794        126,495
Continental Airlines, Inc., Series 981A
  6.65% 2019 ...........................        61,004         49,646
Delta Air Lines, Inc. 7.90% 2009 .......        60,000         31,200
Delta Air Lines, Inc. 7.92% 2010 .......       190,000        137,877
Harrah's Operating Co., Inc. 8.00%
  2011 .................................       440,000        506,370
Icon Health & Fitness 11.25% 2012 ......        25,000         25,750
Mandalay Resort Group 9.38% 2010 .......        10,000         10,475
Mandalay Resort Group, Series B 10.25%
  2007 .................................        15,000         16,219

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
MGM Mirage, Inc. 8.38% 2011 ............  $     55,000   $     58,850
Northwest Airlines, Inc. 8.88% 2006 ....        15,000          7,650
Northwest Airlines, Inc. 9.88% 2007 ....        10,000          5,150
Park Place Entertainment Corp. 8.13%
  2011 .................................        25,000         25,812
Station Casinos, Inc. 8.88% 2008 .......        40,000         41,900
True Temper Sports, Inc., Series B
  10.88% 2008 ..........................        45,000         47,025
USA Interactive 7.00% 2013* ............        60,000         63,921
USA Networks, Inc./USANi, LLC 6.75%
  2005 .................................       290,000        306,956
                                                         ------------
                                                            4,280,555
                                                         ------------

INFORMATION TECHNOLOGY -- 3.8%
COMPUTER SERVICES -- 0.1%
Computer Sciences Corp. 7.38% 2011 .....       155,000        182,122

COMPUTERS & BUSINESS EQUIPMENT -- 0.3%
Hewlett-Packard Co. 5.75% 2006 .........       350,000        379,031
Xerox Capital Europe, PLC 5.88% 2004 ...        20,000         19,800
Xerox Corp. 9.75% 2009* ................        30,000         32,063

ELECTRONICS -- 0.2%
Amkor Technology, Inc. 9.25% 2008 ......        70,000         68,600
Amkor Technology, Inc. 10.50% 2009 .....        30,000         28,500
Amphenol Corp. 9.88% 2007 ..............         3,000          3,127
ChipPAC International Co., Ltd., Series
  B 12.75% 2009 ........................        15,000         16,650
L-3 Communications Corp., Series B 8.00%
  2008 .................................        15,000         15,675
Sanmina-SCI Corp. 10.38% 2010* .........        20,000         21,600
SCG Holdings & Semiconductor Co. 12.00%
  2009 .................................        76,000         53,960
Solectron Corp. 9.63% 2009 .............        25,000         26,125

INTERNET CONTENT -- 0.0%
Fairpoint Communications, Inc. 11.88%
  2010* ................................         5,000          5,250

TELECOMMUNICATIONS -- 3.2%
American Tower Corp. 9.38% 2009 ........        20,000         18,000
AT&T Broadband Corp. 8.38% 2013 ........       300,000        355,442
AT&T Corp. 6.00% 2009 ..................        24,000         24,106
AT&T Corp. 7.80% 2011 ..................       150,000        161,435
AT&T Wireless Services, Inc. 7.88%
  2011 .................................       340,000        380,274
Avaya, Inc. 11.13% 2009 ................        35,000         35,700
British Telecommunications, PLC 8.38%
  2010 .................................       225,000        273,286
British Telecommunications, PLC 8.88%
  2030 .................................       175,000        224,551
Compania de Telecomunicaciones de Chile
  7.63% 2006 ...........................        50,000         53,923
Compania de Telecomunicaciones de Chile
  8.38% 2006 ...........................        60,000         65,206
Continental Cablevision, Inc. 9.50%
  2013 .................................       100,000        116,515
Cox Communications, Inc. 7.75% 2010 ....       300,000        350,692
Crown Castle International Corp. 10.63%
  2007(2) ..............................        35,000         34,125
France Telecom SA 8.25% 2011 ...........       290,000        348,589
GCI, Inc. 9.75% 2007 ...................        80,000         76,800
GTE Corp. 6.36% 2006 ...................       210,000        231,310
Insight Midwest LP/Insight Capital, Inc.
  9.75% 2009 ...........................        35,000         36,138
Insight Midwest LP/Insight Capital, Inc.
  10.50% 2010 ..........................        35,000         37,275
Lucent Technologies, Inc. 5.50% 2008 ...        15,000         11,325
Lucent Technologies, Inc. 7.25% 2006 ...        20,000         17,600

----------------
50

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Nextel Communications, Inc. 9.50%
  2011 .................................  $    105,000   $    111,038
Nextel Partners, Inc. 14.00% 2009(2) ...        65,000         59,800
Nortel Networks, Ltd. 6.13% 2006 .......        70,000         63,875
Qwest Capital Funding, Inc. 7.25%
  2011 .................................       100,000         76,000
Qwest Capital Funding, Inc. 7.90%
  2010 .................................        10,000          7,700
Rogers Cantel, Inc. 9.75% 2016 .........        15,000         15,750
Rogers Wireless, Inc. 9.63% 2011 .......        45,000         47,925
Singapore Telecommunications, Ltd. 6.38%
  2011* ................................        55,000         59,615
Sprint Capital Corp. 6.13% 2008 ........       155,000        153,450
Sprint Capital Corp. 6.88% 2028 ........       210,000        183,750
Telecommunications Techniques Co., LLC
  9.75% 2008 ...........................        25,000          1,250
Telecomunicaciones de Puerto Rico, Inc.
  6.65% 2006 ...........................       450,000        481,311
Telefonica Europe BV 7.75% 2010 ........       330,000        388,709
Time Warner Telecom, Inc. 10.13%
  2011 .................................         5,000          3,950
Triton PCS Holdings, Inc. 11.00%
  2008(2) ..............................        25,000         22,875
United States West Communications, Inc.
  6.88% 2033 ...........................        35,000         29,575
                                                         ------------
                                                            5,411,368
                                                         ------------

MATERIALS -- 1.9%
CHEMICALS -- 0.6%
Airgas, Inc. 9.13% 2011 ................         5,000          5,512
ARCO Chemical Co. 9.80% 2020 ...........        15,000         13,050
Ferro Corp. 9.13% 2009 .................       170,000        191,279
ICI Wilmington, Inc. 6.95% 2004 ........       330,000        347,723
IMC Global, Inc. 7.63% 2005 ............        35,000         35,350
IMC Global, Inc. 10.88% 2008 ...........        15,000         16,350
IMC Global, Inc. 11.25% 2011 ...........        15,000         16,275
Lyondell Chemical Co., Series A 9.63%
  2007 .................................        10,000         10,000
Lyondell Chemical Co., Series B 9.88%
  2007 .................................        70,000         70,000
Methanex Corp. 8.75% 2012 ..............         5,000          5,413
Noveon, Inc., Series B 11.00% 2011 .....         5,000          5,513
PCI Chemicals Canada Co. 10.00% 2008 ...         3,279          2,525
Pioneer Companies, Inc. 4.79%
  2003(4) ..............................         1,093            809
Potash Corp. of Saskatchewan, Inc. 7.75%
  2011 .................................       115,000        136,812
Resolution Performance Products, Inc.
  13.50% 2010 ..........................        20,000         21,100
Texas Petrochemicals Corp. 11.13%
  2006 .................................        10,000          5,800
Texas Petrochemicals Corp., Series B
  11.13% 2006 ..........................        25,000         13,750
United Industries Corp. 9.88% 2009* ....        15,000         15,637

FOREST PRODUCTS -- 0.8%
Abitibi-Consolidated, Inc. 8.55%
  2010 .................................       170,000        186,684
Bway Corp. 10.00% 2010* ................        15,000         15,750
Caraustar Industries, Inc. 9.88%
  2011 .................................        40,000         40,200
Consumers International, Inc. 10.25%
  2005(1)(3) ...........................        20,000              2
Georgia-Pacific Corp. 9.50% 2011 .......        75,000         74,250
Graphic Packaging Corp. 8.63% 2012 .....         5,000          5,100
Longview Fibre Co. 10.00% 2009 .........         5,000          5,325
Owens-Illinois, Inc. 7.15% 2005 ........        15,000         14,850
Owens-Illinois, Inc. 7.35% 2008 ........         5,000          4,713
Owens-Illinois, Inc. 7.50% 2010 ........         5,000          4,625
Owens-Illinois, Inc. 7.85% 2004 ........        25,000         25,062

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Owens-Illinois, Inc. 8.10% 2007 ........  $      5,000   $      4,875
Pacifica Papers, Inc. 10.00% 2009 ......        30,000         31,125
Packaging Corp. of America 9.63%
  2009 .................................        15,000         16,219
Sappi Papier Holding AG 6.75% 2012* ....       100,000        111,729
Sealed Air Corp. 8.75% 2008* ...........       260,000        294,144
Silgan Holdings, Inc. 9.00% 2009 .......        15,000         15,525
Stone Container Corp. 9.25% 2008 .......         5,000          5,475
Stone Container Corp. 9.75% 2011 .......        35,000         38,763
Tembec Industries, Inc. 8.63% 2009* ....        25,000         25,594
Temple-Inland, Inc. 7.88% 2012 .........       200,000        224,884

METALS & MINERALS -- 0.5%
AK Steel Corp. 7.88% 2009 ..............        55,000         50,600
Alcan, Inc. 6.45% 2011 .................       130,000        145,872
Century Aluminum Co. 11.75% 2008 .......        25,000         25,000
Corporacion Nacional del Cobre --
  Codelco 6.38% 2012* ..................        65,000         68,614
Inco, Ltd. 7.20% 2032 ..................       190,000        193,745
National Steel Corp., Series D 9.88%
  2009(3) ..............................        24,346         16,799
Oregon Steel Mills, Inc. 10.00% 2009 ...        10,000          9,537
Phelps Dodge Corp. 8.75% 2011 ..........       125,000        136,619
Steel Dynamics, Inc. 9.50% 2009 ........         5,000          5,100
Timken Co. 5.75% 2010 ..................        55,000         56,024
United States Steel, LLC 10.75% 2008 ...        45,000         43,875
Weirton Steel Corp. 10.00% 2008(5) .....        22,000          2,200
                                                         ------------
                                                            2,811,777
                                                         ------------

MUNICIPAL BONDS -- 0.5%
MUNICIPAL BONDS -- 0.5%
Allentown, Pennsylvania Taxable General
  Obligation 6.20% 2005 ................       280,000        307,851
Fresno County, California Pension Oblig.
  Escrowed to Maturity 6.07% 2003 ......        45,000         45,805
Fresno County, California Pension Oblig.
  Unrefunded Balance 6.07% 2003 ........         5,000          5,087
Huntsville, Alabama Solid Waste Disposal
  Authority 5.95% 2003 .................       100,000        102,234
Miami, Florida Revenue 7.25% 2003 ......       135,000        140,172
Phoenix, Arizona Civic Improvement Corp.
  6.30% 2008 ...........................       100,000        112,891
                                                         ------------
                                                              714,040
                                                         ------------

REAL ESTATE -- 0.9%
REAL ESTATE COMPANIES -- 0.3%
Liberty Property LP 7.25% 2011 .........       150,000        169,789
Liberty Property LP 8.50% 2010 .........       180,000        216,205
Susa Partnership LP 6.95% 2006 .........        90,000        100,988

REAL ESTATE INVESTMENT TRUSTS -- 0.6%
Avalonbay Communities, Inc., Series MTN
  7.50% 2010 ...........................       370,000        426,886
Health Care Property Investors, Inc.
  6.00% 2015 ...........................       240,000        236,657
Host Marriott LP 9.25% 2007 ............         5,000          4,975
Host Marriott LP 9.50% 2007 ............        45,000         44,831
Regency Centers LP 7.75% 2009 ..........       100,000        117,535
                                                         ------------
                                                            1,317,866
                                                         ------------

----------------
52

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 8.0%
U.S. GOVERNMENT AGENCIES -- 8.0%
Federal Home Loan Mtg. Corp. 6.00%
  2028 .................................  $    244,755   $    254,093
Federal Home Loan Mtg. Corp. 6.50%
  2022 -- 2032 .........................       640,250        670,792
Federal Home Loan Mtg. Corp. 6.75%
  2022 .................................        45,000         46,793
Federal Home Loan Mtg. Corp. 7.00%
  2023 .................................        32,000         34,417
Federal Home Loan Mtg. Corp. 7.75%
  2022 .................................        30,893         32,720
Federal Home Loan Mtg. Corp. 8.50%
  2008 -- 2019 .........................        68,278         72,861
Federal National Mtg. Assoc. 5.50%
  2032 -- 2033 .........................     1,299,872      1,329,051
Federal National Mtg. Assoc. 5.75%
  2008 .................................     1,715,000      1,926,483
Federal National Mtg. Assoc. 6.00%
  2028 .................................       480,000        498,772
Federal National Mtg. Assoc. 6.00% due
  March TBA ............................       250,000        259,443
Federal National Mtg. Assoc. 6.00% due
  April TBA ............................     1,025,000      1,062,476
Federal National Mtg. Assoc. 6.00% due
  April TBA ............................       700,000        731,938
Federal National Mtg. Assoc. 6.06%
  2011 .................................        91,160        100,522
Federal National Mtg. Assoc. 6.11%
  2011 .................................       490,579        548,788
Federal National Mtg. Assoc. 6.18%
  2008 .................................       146,319        162,361
Federal National Mtg. Assoc. 6.24%
  2008 .................................        79,139         87,981
Federal National Mtg. Assoc. 6.27%
  2007 .................................       174,210        193,262
Federal National Mtg. Assoc. 6.30%
  2008 -- 2011 .........................       170,861        192,775
Federal National Mtg. Assoc. 6.37%
  2011 .................................       489,728        553,864
Federal National Mtg. Assoc. 6.34%
  2008 .................................       113,724        126,526
Federal National Mtg. Assoc. 6.36%
  2008 .................................       122,314        135,125
Federal National Mtg. Assoc. 6.43%
  2008 .................................       131,574        146,956
Federal National Mtg. Assoc. 6.59%
  2007 .................................        93,812        105,008
Federal National Mtg. Assoc. 7.04%
  2007 .................................        60,983         68,525
Federal National Mtg. Assoc. 8.00%
  2006 .................................        21,260         22,647
Government National Mtg. Assoc. 5.00%
  due May TBA ..........................       400,000        399,750
Government National Mtg. Assoc. 7.00%
  2022 -- 2032 .........................     1,208,975      1,284,005
Government National Mtg. Assoc. 7.25%
  2027 .................................        87,264         93,256
Government National Mtg. Assoc. 7.50%
  2022 -- 2026 .........................       451,211        484,394
Government National Mtg. Assoc. 8.00%
  2031 .................................        59,442         64,382
Government National Mtg. Assoc. 8.50%
  2017 .................................        17,453         19,320
Government National Mtg. Assoc. 9.00%
  2021 .................................         4,033          4,504
                                                         ------------
                                                           11,713,790
                                                         ------------
GOVERNMENT OBLIGATIONS -- 28.5%
U.S. TREASURIES -- 28.5%
United States Treasury Bond Strip zero
  coupon 2012 -- 2027 ..................    10,735,000      3,753,418
United States Treasury Bonds 5.25%
  2028 -- 2029 .........................     2,320,000      2,419,722
United States Treasury Bonds 5.38%
  2031 .................................     4,000,000      4,326,876
United States Treasury Bonds 5.50%
  2028 .................................        35,000         37,727
United States Treasury Bonds 6.13%
  2029 .................................     2,300,000      2,693,965
United States Treasury Notes 1.50%
  2005 .................................     7,000,000      7,002,737
United States Treasury Notes 3.50% 2011
  (6) ..................................     1,336,102      1,500,192
United States Treasury Notes 4.63%
  2006 .................................       700,000        754,359
United States Treasury Notes 4.75%
  2008 .................................       800,000        871,875
United States Treasury Notes 5.00%
  2011 .................................     4,880,000      5,350,842
United States Treasury Notes 5.50%
  2009 .................................       600,000        679,242
United States Treasury Notes 5.63%
  2008 .................................       200,000        226,352
United States Treasury Notes 5.75%
  2005 .................................     5,750,000      6,330,618
United States Treasury Notes 6.75% 2005
  (7) ..................................     4,700,000      5,206,166
                                                         ------------
                                                           41,154,091
                                                         ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
UTILITIES -- 1.7%
ELECTRIC UTILITIES -- 1.0%
AES Corp. 8.88% 2011 ...................  $     50,000   $     41,000
American Electric Power Co., Inc. 6.13%
  2006 .................................       110,000        116,966
Avista Corp. 9.75% 2008 ................       355,000        383,400
Calpine Corp. 8.63% 2010 ...............        30,000         16,650
CMS Energy Corp. 7.50% 2009 ............        10,000          8,400
CMS Energy Corp. 8.50% 2011 ............        15,000         12,750
CMS Energy Corp. 8.90% 2008 ............        40,000         35,200
Illinois Power Co. 11.50% 2010* ........        10,000         10,550
Pepco Holdings, Inc. 5.50% 2007* .......       280,000        296,215
Progress Energy, Inc. 7.10% 2011 .......       350,000        393,796
PSE&G Power, LLC 6.88% 2006 ............       180,000        198,186
Public Service Electric & Gas Co.,
  Series MBIA 8.88% 2003 ...............        35,000         35,394
GAS & PIPELINE UTILITIES -- 0.4%
Atlantic City Electric, Series FSA 6.38%
  2005 .................................        60,000         65,017
El Paso Corp. 7.00% 2011 ...............       150,000        118,500
El Paso Energy Corp. 6.75% 2009 ........        50,000         40,250
Energen Corp. 7.63% 2010 ...............       230,000        256,576
Williams Cos, Inc. 7.13% 2011 ..........        25,000         21,500
TELEPHONE -- 0.3%
Deutsche Telekom International 8.50%
  2010 .................................       400,000        469,381
                                                         ------------
                                                            2,519,731
                                                         ------------
TOTAL BONDS & NOTES (cost
  $92,439,831)..........................                   97,163,742
                                                         -------------

WARRANTS -- 0.0%
                                             SHARES
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
RETAIL -- 0.0%
Mattress Discounters Holding Corp.
  Expires 7/15/2007 (1) ................            15              0
                                                         ------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires
  4/15/2008 (1) ........................            20              0
TOTAL WARRANTS (cost $291) .............                            0
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
  $135,479,629) ........................                  136,847,498
                                                         ------------

SHORT-TERM SECURITIES -- 1.7%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 1.7%
Federal National Mtg. Assoc. Disc. Notes
  1.30% due 4/1/03 (cost $2,500,000)      $  2,500,000      2,500,000

REPURCHASE AGREEMENTS -- 3.0%
----------------------------------------------------------------------
State Street Bank & Trust Co. Joint
  Repurchase Agreement Account (Note
  2) ...................................     3,063,000      3,063,000
UBS Warburg, LLC Joint Repurchase
  Agreement Account (Note 2)(7) ........     1,175,000      1,175,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS (cost
  $4,238,000)...........................                    4,238,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $142,217,629)                             99.5%   143,585,498
Other assets less liabilities --                   0.5        748,959
                                                 -----   ------------
NET ASSETS --                                    100.0%  $144,334,457
                                                 =====   ============

----------------
54

-------------
+   Non-income producing securities.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
(1) Fair valued security; see Note 2.
(2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3) Bond in default
(4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2003.
(5) Variable rate security -- the rate reflected is as of March 31, 2003; maturity date reflects the next reset date.
(6) Treasury Inflation Protected Security
(7) The security or a portion thereof represents collateral for TBAs.

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------------
      CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
     TO DELIVER             EXCHANGE FOR          DATE        APPRECIATION
----------------------------------------------------------------------------
 USD*       127,467      EUR       120,000     04/15/2003       $  3,281
                                                                --------
----------------------------------------------------------------------------
     CONTRACT                   IN             DELIVERY     GROSS UNREALIZED
    TO DELIVER             EXCHANGE FOR          DATE        DEPRECIATION
----------------------------------------------------------------------------
 EUR*       255,000      USD       249,872     04/15/2003        (27,967)
 EUR        120,000      USD       128,592     07/31/2003         (1,684)
 EUR        220,000      USD       233,637     09/26/2003         (4,763)
                                                                --------
                                                                 (34,414)
                                                                --------
Net Unrealized Depreciation..............................       $(31,133)
                                                                ========

------------
* Represents partially offsetting forward foreign currency contracts that, to the extent they offset, do not have additional market risk but have continued counterparty settlement risk.

EUR  --         Euro

                United States
USD  --         Dollar

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 12.7%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.7%
APPAREL & TEXTILES -- 0.1%
Coach, Inc.+ ...........................         2,000   $     76,660

AUTOMOTIVE -- 0.1%
General Motors Corp. ...................         1,000         33,620
Harley-Davidson, Inc. ..................         1,200         47,652

RETAIL -- 0.5%
Avon Products, Inc. ....................         3,185        181,704
Dollar Tree Stores, Inc.+ ..............         4,815         95,819
Kohl's Corp.+ ..........................         2,135        120,798
Target Corp. ...........................         1,000         29,260
TJX Cos., Inc. .........................         2,570         45,232
Wal-Mart Stores, Inc. ..................         3,900        202,917
                                                         ------------
                                                              833,662
                                                         ------------

CONSUMER STAPLES -- 0.3%
FOOD, BEVERAGE & TOBACCO -- 0.3%
Altria Group, Inc. .....................         2,000         59,920
Anheuser-Busch Cos., Inc. ..............           800         37,288
Coca-Cola Co. ..........................         2,000         80,960
Pepsi Bottling Group, Inc. .............         1,500         26,895
PepsiCo, Inc. ..........................         1,300         52,000
UST, Inc. ..............................         2,000         55,200

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
Gillette Co. ...........................         2,000         61,880
                                                         ------------
                                                              374,143
                                                         ------------

ENERGY -- 0.9%
ENERGY SERVICES -- 0.4%
BJ Services Co.+ .......................         3,610        124,148
Nabors Industries, Ltd.+ ...............         3,000        119,610
Patterson-UTI Energy, Inc.+ ............         1,465         47,407
Smith International, Inc.+ .............         5,220        183,901

ENERGY SOURCES -- 0.5%
Anadarko Petroleum Corp. ...............         1,500         68,250
Apache Corp. ...........................         1,575         97,241
EnCana Corp. ...........................         2,920         94,876
ENSCO International, Inc. ..............         2,000         51,020
Exxon Mobil Corp. ......................         1,600         55,920
GlobalSantaFe Corp. ....................         3,500         72,275
Murphy Oil Corp. .......................         3,325        146,865
                                                         ------------
                                                            1,061,513
                                                         ------------

----------------
56

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE -- 2.4%
BANKS -- 0.5%
Bank of America Corp. ..................         4,000   $    267,360
Fifth Third Bancorp ....................         2,190        109,807
FleetBoston Financial Corp. ............         1,900         45,372
J.P. Morgan Chase & Co. ................         2,000         47,420
Wells Fargo & Co. ......................         3,000        134,970

FINANCIAL SERVICES -- 0.9%
American Express Co. ...................         3,000         99,690
Charles Schwab Corp. ...................         5,000         36,100
Citigroup, Inc. ........................         8,498        292,756
E*TRADE Group, Inc.+ ...................         7,140         30,059
Fannie Mae .............................         1,430         93,451
Freddie Mac ............................         2,290        121,599
Goldman Sachs Group, Inc. ..............         3,385        230,451
Lehman Brothers Holdings, Inc. .........         1,100         63,525
Merrill Lynch & Co., Inc. ..............         2,300         81,420
Morgan Stanley .........................         2,000         76,700
SLM Corp. ..............................           500         55,460

INSURANCE -- 1.0%
AFLAC, Inc. ............................         4,535        145,347
Allstate Corp. .........................         8,395        278,462
Berkshire Hathaway, Inc., Class B+ .....           234        500,058
Marsh & McLennan Cos., Inc. ............         1,500         63,945
MetLife, Inc. ..........................         2,200         58,036
Willis Group Holdings, Ltd. ............         3,205         88,778
XL Capital, Ltd., Class A ..............         1,805        127,758
                                                         ------------
                                                            3,048,524
                                                         ------------

HEALTHCARE -- 2.0%
DRUGS -- 0.9%
Amgen, Inc.+ ...........................         1,500         86,325
Bristol-Myers Squibb Co. ...............         2,000         42,260
Caremark Rx, Inc.+ .....................         2,000         36,300
Eli Lilly & Co. ........................           770         44,005
Forest Laboratories, Inc.+ .............         6,135        331,106
Merck & Co., Inc. ......................         2,000        109,560
Pfizer, Inc. ...........................        10,525        327,959
Pharmacia Corp. ........................           800         34,640
TEVA Pharmaceutical Industries, Ltd.
  ADR ..................................         1,000         41,650
Wyeth ..................................         2,000         75,640

HEALTH SERVICES -- 0.3%
Anthem, Inc.+ ..........................         2,485        164,631
HCA, Inc. ..............................         1,200         49,632
MEDIQ, Inc.+(1) ........................            46              0
UnitedHealth Group, Inc. ...............         1,855        170,048

MEDICAL PRODUCTS -- 0.8%
AmerisourceBergen Corp. ................         1,590         83,475
Biotech Holders Trust ..................           600         55,950
Biovail Corp.+ .........................         1,325         52,828

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Boston Scientific Corp.+ ...............         1,500   $     61,140
Cardinal Health, Inc. ..................         1,610         91,722
Guidant Corp.+ .........................         4,160        150,592
Johnson & Johnson ......................         3,000        173,610
MedImmune, Inc.+ .......................         1,555         51,051
Medtronic, Inc. ........................         4,080        184,089
Stryker Corp. ..........................           500         34,325
Zimmer Holdings, Inc.+ .................         1,000         48,630
                                                         ------------
                                                            2,501,168
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 1.2%
AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
Lockheed Martin Corp. ..................         3,010        143,125
Northrop Grumman Corp. .................         2,530        217,074
Textron, Inc. ..........................         1,500         41,190
United Technologies Corp. ..............         1,500         86,670

BUSINESS SERVICES -- 0.3%
Accenture, Ltd., Class A+ ..............         5,800         89,900
Cendant Corp.+ .........................         6,000         76,200
Ingersoll-Rand Co., Inc., Class A ......         2,000         77,180
TMP Worldwide, Inc.+ ...................         7,800         83,694
Waste Management, Inc. .................         2,000         42,360

ELECTRICAL EQUIPMENT -- 0.1%
Eaton Corp. ............................         1,200         83,940
Tyco International, Ltd. ...............         2,000         25,720

MULTI-INDUSTRY -- 0.2%
3M Co. .................................         1,500        195,045
Danaher Corp. ..........................           700         46,032
General Electric Co. ...................         4,200        107,100

TRANSPORTATION -- 0.2%
Canadian National Railway Co. ..........         2,920        124,976
FedEx Corp. ............................         1,000         55,070
United Parcel Service, Inc., Class B ...         1,000         57,000
                                                         ------------
                                                            1,552,276
                                                         ------------

INFORMATION & ENTERTAINMENT -- 1.7%
BROADCASTING & MEDIA -- 1.3%
AOL Time Warner, Inc.+ .................        20,600        223,716
Cablevision Systems New York Group,
  Class A+ .............................        14,783        280,729
Clear Channel Communications, Inc.+ ....         2,000         67,840
Comcast Corp., Class A+ ................         2,941         84,083
Comcast Corp., Sp. Class A+ ............         6,395        175,799
Gannett Co., Inc. ......................         1,000         70,430
Liberty Media Corp., Class A+ ..........        69,748        678,648
Viacom, Inc., Class B+ .................         2,000         73,040

----------------
58

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS -- 0.1%
International Game Technology+ .........           650   $     53,235
Walt Disney Co. ........................         3,000         51,060

LEISURE & TOURISM -- 0.3%
Carnival Corp. .........................         1,600         38,576
Darden Restaurants, Inc. ...............         2,170         38,734
USA Interactive+ .......................         5,410        144,934
Wendy's International, Inc. ............         1,715         47,180
Yum! Brands, Inc.+ .....................         4,010         97,563
                                                         ------------
                                                            2,125,567
                                                         ------------

INFORMATION TECHNOLOGY -- 3.1%
COMMUNICATION EQUIPMENT -- 0.1%
QUALCOMM, Inc. .........................         4,000        144,240

COMPUTER SERVICES -- 0.4%
Computer Associates International,
  Inc. .................................        19,275        263,296
Symantec Corp.+ ........................         2,100         82,278
Synopsys, Inc.+ ........................         2,255         95,973

COMPUTER SOFTWARE -- 0.5%
Electronic Arts, Inc.+ .................           965         56,588
Microsoft Corp. ........................        21,320        516,157
Oracle Corp.+ ..........................         8,000         86,792
SAP AG Sponsored ADR ...................         1,000         18,960

COMPUTERS & BUSINESS EQUIPMENT -- 0.4%
Apple Computer, Inc.+ ..................        10,440        147,622
Dell Computer Corp.+ ...................         2,500         68,275
Hewlett-Packard Co. ....................         8,000        124,400
International Business Machines
  Corp. ................................         2,000        156,860

ELECTRONICS -- 0.6%
Analog Devices, Inc.+ ..................         2,500         68,750
Applied Materials, Inc.+ ...............         9,470        119,133
Intel Corp. ............................         6,000         97,680
KLA-Tencor Corp.+ ......................         1,320         47,443
Novellus Systems, Inc.+ ................         1,555         42,405
Samsung Electronics Co., Ltd. ..........           940        213,397
Texas Instruments, Inc. ................         7,560        123,757
Xilinx, Inc.+ ..........................         2,000         46,820

INTERNET CONTENT -- 0.3%
Amazon.Com, Inc.+ ......................         5,500        143,165
Yahoo!, Inc.+ ..........................         9,130        219,303

TELECOMMUNICATIONS -- 0.8%
AT&T Corp. .............................         1,200         19,440
CIENA Corp.+ ...........................         6,980         30,503
Cisco Systems, Inc.+ ...................        21,035        273,034
Cox Communications, Inc., Class A+ .....         3,935        122,418
EchoStar Communications Corp., Class
  A+ ...................................         1,635         47,219
Nextel Communications, Inc., Class
  A+ ...................................         6,000         80,340

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Nokia Oyj ..............................         2,556   $     35,276
Nokia Oyj Sponsored ADR ................        21,625        302,966
Verizon Communications, Inc. ...........         3,200        113,120
                                                         ------------
                                                            3,907,610
                                                         ------------

MATERIALS -- 0.4%
CHEMICALS -- 0.2%
du Pont (E.I.) de Nemours and Co. ......         1,500         58,290
Ecolab, Inc. ...........................         1,800         88,794
IMC Global, Inc. .......................         6,000         57,720
Lyondell Chemical Co. ..................         5,000         69,750
Pioneer Companies, Inc.+ ...............           212            954

FOREST PRODUCTS -- 0.2%
Bemis Co. ..............................         1,000         42,060
International Paper Co. ................         2,500         84,500
Pactiv Corp.+ ..........................         3,000         60,900
                                                         ------------
                                                              462,968
                                                         ------------
TOTAL COMMON STOCK (cost $17,330,927)...                   15,867,431
                                                         -------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------
MATERIALS -- 0.0%
METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C
  (Convertible) (cost $0)...............           360            540
                                                         ------------

ASSET-BACKED SECURITIES -- 0.5%             PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
FINANCE -- 0.3%
FINANCIAL SERVICES -- 0.3%
Aesop Funding II, LLC, Series 1998-1 A
  6.14% 2006* ..........................  $    120,000        128,921
PP&L Transition Bond, LLC, Series 1999-1
  A7 7.05% 2009 ........................       202,000        230,344
                                                         ------------
                                                              359,265
                                                         ------------

UTILITIES -- 0.2%
ELECTRIC UTILITIES -- 0.2%
Peco Energy Transition Trust, Series
  2001-A A1 6.52% 2010 .................       210,000        241,286
                                                         ------------
TOTAL ASSET-BACKED SECURITIES (cost
  $534,254).............................                      600,551
                                                         ------------

BONDS & NOTES -- 82.2%
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.1%
APPAREL & TEXTILES -- 0.1%
Gap, Inc. 8.80% 2008 ...................        25,000         28,750
Levi Strauss & Co. 7.00% 2006 ..........        10,000          8,625
Levi Strauss & Co. 11.63% 2008 .........        35,000         33,075

----------------
60

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
APPAREL & TEXTILES (CONTINUED)
Levi Strauss & Co. 12.25% 2012* ........  $     25,000   $     23,688

AUTOMOTIVE -- 0.7%
Accuride Corp., Series B 9.25% 2008 ....        50,000         37,375
CSK Auto, Inc. 12.00% 2006 .............        29,000         31,465
Dana Corp. 9.00% 2011 ..................        45,000         44,325
Delco Remy International, Inc. 8.63%
  2007 .................................        20,000         16,700
Dura Operating Corp. 8.63% 2012 ........        10,000          9,500
Dura Operating Corp. 9.00% 2009 ........        20,000         16,300
Ford Motor Co. 6.38% 2029 ..............       100,000         67,513
Ford Motor Co. 7.45% 2031 ..............       485,000        371,213
Goodyear Tire & Rubber Co. 7.86%
  2011 .................................        35,000         25,725
Goodyear Tire & Rubber Co. 8.50%
  2007 .................................        15,000         11,625
LDM Technologies, Inc., Series B 10.75%
  2007 .................................        25,000         22,000
Lear Corp., Series B 8.11% 2009 ........        70,000         75,775
Navistar International Corp., Series B
  8.00% 2008 ...........................        30,000         27,450
Navistar International Corp., Series B
  9.38% 2006 ...........................        20,000         20,200
TRW Automotive, Inc. 11.00% 2013* ......        25,000         24,937
United Rentals (North America), Inc.
  10.75% 2008 ..........................        20,000         20,700

HOUSING & HOUSEHOLD DURABLES -- 1.0%
Beazer Homes USA, Inc. 8.63% 2011 ......        40,000         41,800
Beazer Homes USA, Inc. 8.88% 2008 ......        10,000         10,444
Centex Corp. 5.80% 2009 ................       160,000        169,215
Centex Corp. 7.88% 2011 ................       220,000        255,243
Del Webb Corp. 10.25% 2010 .............        25,000         27,312
KB Home 9.50% 2011 .....................        35,000         37,712
Lennar Corp. 5.95% 2013 ................       115,000        117,821
Lennar Corp. 7.63% 2009 ................        90,000        102,692
Pulte Homes, Inc. 7.88% 2011 ...........        30,000         34,268
Pulte Homes, Inc. 8.13% 2011 ...........       185,000        212,538
Standard Pacific Corp. 8.00% 2008 ......        15,000         15,150
Standard Pacific Corp. 8.50% 2007 ......        20,000         20,525
Standard Pacific Corp. 9.50% 2010 ......        15,000         16,050
Toll Brothers, Inc. 6.88% 2012* ........       190,000        201,430

RETAIL -- 1.3%
Boise Cascade Office Products Corp.
  7.05% 2005 ...........................       325,000        336,435
J.C. Penney Co., Inc. 7.38% 2008 .......        25,000         25,250
Lowe's Cos., Inc. 8.25% 2010 ...........       310,000        383,352
Masco Corp. 6.00% 2004 .................       230,000        239,960
Pathmark Stores, Inc. 8.75% 2012 .......        25,000         24,000
Remington Arms, Inc. 10.50% 2011* ......         5,000          5,350
Rite Aid Corp. 7.13% 2007 ..............        55,000         48,469
Rite Aid Corp. 11.25% 2008 .............        20,000         19,800
Sealy Mattress Co., Series B 10.88%
  2007(2) ..............................        30,000         31,388
Staples, Inc. 7.38% 2012* ..............       185,000        207,913
Stone Container Corp. 8.38% 2012 .......        20,000         21,400
Wal-Mart Stores, Inc. 7.55% 2030 .......       270,000        341,778
                                                         ------------
                                                            3,864,236
                                                         ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER STAPLES -- 1.0%
FOOD, BEVERAGE & TOBACCO -- 0.6%
Delhaize America, Inc. 8.13% 2011 ......  $     55,000   $     55,825
Dole Food, Inc. 8.88% 2011* ............        10,000         10,400
Fred Meyer, Inc. 7.38% 2005 ............        55,000         59,434
Great Atlantic & Pacific Tea Co., Inc.
  9.13% 2011 ...........................        35,000         28,263
Tyson Foods, Inc. 7.25% 2006 ...........       240,000        256,762
Tyson Foods, Inc. 8.25% 2011 ...........       100,000        112,852
Whitman Corp. 6.38% 2009 ...............       165,000        178,947
Winn-Dixie Stores, Inc. 8.88% 2008 .....        30,000         31,500

HOUSEHOLD & PERSONAL PRODUCTS -- 0.4%
Fortune Brands, Inc. 7.13% 2004* .......       360,000        387,560
Johnsondiversey, Inc. 9.63% 2012 .......         5,000          5,375
Playtex Products, Inc. 9.38% 2011 ......        35,000         37,975
Revlon Consumer Products Corp. 12.00%
  2005 .................................        50,000         45,750
                                                         ------------
                                                            1,210,643
                                                         ------------

EDUCATION -- 0.2%
EDUCATION -- 0.2%
Massachusetts Institute of Technology
  7.25% 2096 ...........................       200,000        239,899
                                                         -------------

ENERGY -- 2.3%
ENERGY SERVICES -- 1.4%
FirstEnergy Corp. 6.45% 2011 ...........       140,000        148,006
Motiva Enterprises, LLC 5.20% 2012* ....       290,000        294,889
PacifiCorp, Series MBIA 6.38% 2008 .....       280,000        313,674
Pride Petroleum Services, Inc. 9.38%
  2007 .................................        25,000         25,938
Schlumberger Technology Corp. 6.50%
  2012* ................................       320,000        361,492
Southern California Public Power
  Authority Project 6.93% 2017 .........       125,000        147,360
Tesoro Petroleum Corp., Series B 9.00%
  2008 .................................        20,000         17,100
Tesoro Petroleum Corp., Series B 9.63%
  2008 .................................        40,000         34,600
Utilicorp United, Inc. 6.88% 2004 ......        90,000         94,928
Valero Energy Corp. 6.88% 2012 .........       190,000        206,950
Western Resources, Inc. 6.88% 2004 .....        10,000         10,075
Western Resources, Inc. 7.13% 2009 .....        25,000         23,563
Western Resources, Inc. 9.75% 2007 .....        25,000         26,688

ENERGY SOURCES -- 0.9%
Burlington Resources Finance Co. 5.70%
  2007 .................................       270,000        292,647
Clark Refining & Marketing, Inc. 8.38%
  2007 .................................        50,000         50,000
Energy Corp. of America, Series A 9.50%
  2007 .................................        90,000         56,250
Forest Oil Corp. 8.00% 2008 ............        25,000         26,000
Forest Oil Corp. 8.00% 2011 ............         5,000          5,200
Giant Industries, Inc. 11.00% 2012 .....        25,000         22,125
Husky Oil, Ltd. 7.55% 2016 .............       200,000        238,427
Peabody Energy Corp. 6.88% 2013* .......         5,000          5,063
Pemex Project Funding Master Trust 9.13%
  2010 .................................       350,000        406,875
Pioneer Natural Resources Co. 9.63%
  2010 .................................        25,000         29,811
Plains Exploration & Production Co.
  8.75% 2012 ...........................        30,000         31,200
Westport Resources Corp. 8.25% 2011 ....         5,000          5,337
                                                         ------------
                                                            2,874,198
                                                         ------------

----------------
62

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE -- 13.9%
BANKS -- 3.3%
Bank of America Corp. 7.40% 2011 .......  $    370,000   $    440,814
Dime Capital Trust I, Series A 9.33%
  2027 .................................        45,000         53,551
First Republic Bank 7.75% 2012 .........        55,000         55,719
MBNA America Bank 5.38% 2008 ...........       260,000        268,595
National Australia Bank, Ltd., Series A
  8.60% 2010 ...........................       440,000        557,918
National City Corp. 7.20% 2005 .........       220,000        242,754
NCNB Corp. 9.38% 2009 ..................        80,000        102,960
Oversea-Chinese Banking Corp., Ltd.
  7.75% 2011* ..........................       520,000        603,341
Popular North America, Inc., Series E
  6.13% 2006 ...........................       310,000        336,410
Royal Bank of Scotland Group, PLC 6.40%
  2009 .................................       340,000        383,098
Scotland International BV 7.70%
  2010* ................................       290,000        348,544
U.S. Bancorp 7.50% 2026 ................       245,000        291,060
Wells Fargo & Co. 6.38% 2011 ...........       370,000        420,185
Western Financial Bank-FSB 8.88%
  2007 .................................        15,000         15,075
Western Financial Bank-FSB 9.63%
  2012 .................................         5,000          4,988

FINANCIAL SERVICES -- 7.0%
Abbey National, PLC, Series EMTN 6.69%
  2005 .................................       280,000        308,354
Asset Securitization Corp., Series
  1997-D4 A1B 7.40% 2029 ...............       170,183        177,434
Asset Securitization Corp., Series
  1997-D5 A1C 6.75% 2043 ...............        85,000         92,806
Athena Neurosciences Finance, LLC 7.25%
  2008 .................................       325,000        200,688
BB&T Corp. 4.75% 2012 ..................       410,000        416,417
CIT Group, Inc. 7.38% 2007 .............        30,000         32,507
CIT Group, Inc. 7.50% 2003 .............       130,000        134,321
CIT Group, Inc. 7.63% 2005 .............       145,000        157,053
Citigroup, Inc. 5.63% 2012 .............        60,000         64,342
Citigroup, Inc. 6.75% 2005 .............       500,000        556,274
Countrywide Home Loan Funding Corp.
  5.63% 2007 ...........................       280,000        301,103
Credit National Interfinance BV 7.00%
  2005 .................................       210,000        231,437
CS First Boston Mtg. Securities Corp.,
  Series 1997-C1 A1B 7.15% 2029 ........       141,657        146,862
CS First Boston Mtg. Securities Corp.,
  Series 1997-C1 A1C 7.24% 2029 ........       110,000        124,372
CS First Boston Mtg. Securities Corp.,
  Series 1997-C2 A3 6.55% 2035 .........       200,000        224,067
DLJ Mtg. Acceptance Corp., Series
  1997-CF2 A1B 6.82% 2030* .............       450,000        494,030
Farmers Exchange Capital 7.05% 2028* ...       260,000        173,937
First Union-Lehman Bros. Com. Mtg. Trust
  II, Series 1997-C2 A2 6.60% 2029 .....       125,220        130,682
General Electric Capital Corp. 8.70%
  2007 .................................       110,000        130,961
General Motors Acceptance Corp. 6.88%
  2011 .................................       860,000        849,796
Goldman Sachs Group, Inc. 4.13% 2008 ...       170,000        174,546
Household Finance Corp. 6.38% 2011 .....       600,000        652,941
Household Finance Corp. 6.50% 2006 .....        70,000         76,232
LB-UBS Commercial Mtg. Trust, Series
  2001-C7 A5 6.13% 2030 ................       240,000        266,819
Lehman Brothers Holdings, Inc. 4.00%
  2008 .................................       330,000        336,881
MDP Acquisitions, PLC 9.63% 2012* ......        10,000         10,538
Morgan Stanley, Dean Witter & Co. 6.60%
  2012 .................................       310,000        346,046
Nomura Asset Securities Corp., Series
  1998-D6 A1C 6.69% 2003 ...............       500,000        573,955
Overseas Private Investment Corp.,
  Series 96-A 6.99% 2009 ...............        88,610         98,493
Principal Financial Group, Inc. 8.20%
  2009* ................................       370,000        433,422
Private Export Funding Corp., Series C
  6.31% 2004 ...........................       100,000        107,031
Private Export Funding Corp., Series YY
  7.03% 2003 ...........................       100,000        103,379
Sears Roebuck Acceptance Corp. 6.25%
  2009 .................................       210,000        214,019
Sun Canada Financial Co. 6.63% 2007* ...       160,000        173,956
UCAR Finance, Inc. 10.25% 2012 .........        15,000         13,350

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Verizon Global Funding Corp. 7.38%
  2012 .................................  $     90,000   $    106,308
Von Hoffman Corp. 10.25% 2009 ..........        20,000         19,900

INSURANCE -- 3.6%
AAG Holding Co., Inc. 6.88% 2008 .......       190,000        168,758
Ace Capital Trust II 9.70% 2030 ........       300,000        353,506
Allstate Financing II 7.83% 2045 .......        53,000         60,244
American Financial Group, Inc. 7.13%
  2009 .................................        70,000         66,246
AmerUs Group Co. 6.95% 2005 ............       250,000        254,361
Equitable Companies, Inc. 7.00% 2028 ...       130,000        136,488
Everest Reinsurance Holdings, Inc. 8.50%
  2005 .................................        20,000         21,937
Everest Reinsurance Holdings, Inc. 8.75%
  2010 .................................       340,000        399,892
Fairfax Financial Holdings, Ltd. 6.88%
  2008 .................................        35,000         23,450
Fairfax Financial Holdings, Ltd. 7.38%
  2006 .................................        15,000         11,100
Farmers Insurance Exchange 8.50%
  2004* ................................       290,000        291,677
Florida Windstorm Underwriting Assoc.
  7.13% 2019* ..........................       350,000        402,836
Healthcare Realty Trust, Inc. 8.13%
  2011 .................................        50,000         54,447
Jackson National Life Insurance Co.
  8.15% 2027* ..........................        49,000         54,649
Liberty Mutual Insurance Co. 7.70%
  2097* ................................       150,000        106,109
MONY Group, Inc. 7.45% 2005 ............       355,000        365,032
Provident Financing Trust I 7.41%
  2038 .................................        90,000         61,682
ReliaStar Financial Corp. 8.00% 2006 ...       250,000        287,542
SAFECO Corp. 7.25% 2012 ................       110,000        126,028
St. Paul Cos., Inc. 5.75% 2007 .........       310,000        328,515
Torchmark, Inc. 6.25% 2006 .............       210,000        229,658
UnumProvident Corp. 7.63% 2011 .........        10,000          9,650
W.R. Berkley Capital Trust 8.20%
  2045 .................................       490,000        481,868
XL Capital Finance Europe, PLC 6.50%
  2012 .................................       170,000        186,164
                                                         ------------
                                                           17,262,110
                                                         ------------

HEALTHCARE -- 2.4%
DRUGS -- 0.4%
Omnicare, Inc., Series B 8.13% 2011 ....         5,000          5,375
Wyeth 6.25% 2006 .......................       400,000        439,240

HEALTH SERVICES -- 1.6%
Anthem, Inc. 6.80% 2012 ................       460,000        519,236
Beverly Enterprises, Inc. 9.00% 2006 ...        10,000          8,600
Beverly Enterprises, Inc. 9.63% 2009 ...        30,000         25,200
HCA, Inc. 6.30% 2012 ...................       200,000        205,459
Health Net, Inc. 8.38% 2011 ............       190,000        222,122
HEALTHSOUTH Corp. 7.38% 2006(3) ........        50,000         23,000
HEALTHSOUTH Corp. 8.50% 2008(3) ........        20,000          9,200
Humana, Inc. 7.25% 2006 ................       240,000        258,373
NDCHealth Corp. 10.50% 2012* ...........        45,000         47,137
Radiologix, Inc., Series B 10.50%
  2008 .................................        45,000         40,500
Triad Hospitals, Inc. 8.75% 2009 .......        10,000         10,800
Triad Hospitals, Inc., Series B 11.00%
  2009 .................................        25,000         27,625
UnitedHealth Group, Inc. 7.50% 2005 ....       380,000        426,292
Wellpoint Health Networks, Inc. 6.38%
  2012 .................................       110,000        122,121

----------------
64

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 0.4%
Advanced Med Optics, Inc. 9.25% 2010 ...  $     10,000   $     10,400
ALARIS Medical, Inc. 11.13% 2008(2) ....        85,000         86,700
Allegiance Corp. 7.00% 2026 ............       310,000        359,444
AmerisourceBergen Corp. 8.13% 2008 .....         5,000          5,400
Bio-Rad Laboratories, Inc. 11.63%
  2007 .................................         7,000          7,700
CONMED Corp. 9.00% 2008 ................        40,000         41,400
Sybron Dental Specialties, Inc. 8.13%
  2012 .................................         5,000          5,100
Universal Hospital Services, Inc. 10.25%
  2008 .................................        30,000         29,250
                                                         ------------
                                                            2,935,674
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 2.0%
AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
K & F Industries, Inc., Series B 9.25%
  2007 .................................        15,000         15,675
SCL Terminal Aereo Santiago SA 6.95%
  2012* ................................       420,557        469,914
Sequa Corp. 8.88% 2008 .................        35,000         34,300

BUSINESS SERVICES -- 1.1%
Allied Waste North America, Inc., Series
  B 8.50% 2008 .........................        70,000         73,587
ERAC USA Finance Co. 8.00% 2011* .......       110,000        127,674
ERAC USA Finance Co. 8.25% 2005* .......       180,000        196,754
Iron Mountain, Inc. 8.25% 2011 .........        25,000         26,500
Monsanto Co. 7.38% 2012 ................       380,000        418,034
Moore North America Finance 7.88%
  2011* ................................        10,000         10,350
Pierce Leahy Command Co. 8.13% 2008 ....         5,000          5,200
PSA Corp., Ltd. 7.13% 2005* ............       220,000        245,196
Waste Management, Inc. 6.38% 2012 ......       190,000        202,715
World Color Press, Inc. 8.38% 2008 .....        20,000         20,802

ELECTRICAL EQUIPMENT -- 0.0%
WESCO Distribution, Inc., Series B 9.13%
  2008 .................................        50,000         37,500

MACHINERY -- 0.2%
Argo-Tech Corp. 8.63% 2007 .............        35,000         28,875
Case Corp. 7.25% 2005 ..................        25,000         23,625
Cummins, Inc. 9.50% 2010* ..............         5,000          5,150
NMHG Holding Co. 10.00% 2009 ...........         5,000          5,325
Numatics, Inc., Series B 9.63% 2008 ....        10,000          5,700
Roller Bearing Co. of America, Inc.,
  Series B 9.63% 2007 ..................         5,000          4,200
Tyco International Group SA 6.13%
  2009 .................................        20,000         18,800
Tyco International Group SA 6.38%
  2011 .................................        85,000         79,475
Tyco International Group SA 6.38%
  2006 .................................         5,000          4,875
Tyco International Group SA 6.75%
  2011 .................................        10,000          9,550

MULTI-INDUSTRY -- 0.2%
Alliant Energy Resources, Inc. 9.75%
  2013* ................................       200,000        227,458
American Standard Cos., Inc. 7.63%
  2010 .................................        15,000         16,350

TRANSPORTATION -- 0.1%
Federal Express Corp. 6.72% 2022 .......       161,659        177,248
                                                         ------------
                                                            2,490,832
                                                         ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 3.9%
BROADCASTING & MEDIA -- 2.3%
American Media, Inc. 8.88% 2011* .......  $     20,000   $     21,600
AOL Time Warner, Inc. 5.63% 2005 .......       200,000        208,448
AOL Time Warner, Inc. 7.63% 2031 .......       360,000        382,017
CanWest Media, Inc. 10.63% 2011 ........        40,000         44,050
Charter Communications Holdings Capital
  Corp., LLC 8.63% 2009 ................        40,000         18,500
Charter Communications Holdings Capital
  Corp., LLC 9.92% 2011(2) .............         5,000          2,025
Charter Communications Holdings Capital
  Corp., LLC 13.50% 2011(2) ............       110,000         33,000
Classic Cable, Inc. 10.50% 2010(3) .....        40,000          3,250
Clear Channel Communications, Inc. 6.00%
  2006 .................................       230,000        246,571
Comcast Cable Communications, Inc. 8.50%
  2027 .................................        80,000         98,900
CSC Holdings, Inc. 7.63% 2011 ..........        70,000         70,175
CSC Holdings, Inc. 9.88% 2013 ..........        15,000         15,675
EchoStar DBS Corp. 9.38% 2009 ..........        55,000         58,575
Entravision Communications Corp. 8.13%
  2009 .................................         5,000          5,138
Houghton Mifflin Co. 9.88% 2013* .......        15,000         16,200
Lamar Media Corp. 7.25% 2013* ..........         5,000          5,194
Liberty Media Corp. 7.75% 2009 .........       240,000        273,923
LIN Televison Corp. 8.38% 2008 .........        10,000         10,400
Mediacom Broadband, LLC 11.00% 2013 ....        20,000         22,350
Mediacom, LLC 7.88% 2011 ...............        10,000          9,625
Mediacom, LLC 9.50% 2013 ...............        20,000         20,700
News America Holdings, Inc. 8.00%
  2016 .................................       350,000        419,144
Primedia, Inc. 8.88% 2011 ..............        20,000         20,150
Quebecor Media, Inc. 11.13% 2011 .......        20,000         21,700
Quebecor Media, Inc. 13.75% 2011(2) ....        70,000         53,200
R.H. Donnelley Finance Corp. I 10.88%
  2012* ................................        40,000         45,700
Reed Elsevier Capital, Inc. 6.13%
  2006 .................................       500,000        545,851
Rogers Communications, Inc. 8.88%
  2007 .................................        15,000         15,300
Scholastic Corp. 7.00% 2003 ............        85,000         88,186
United Pan-Europe Communications NV
  11.25% 2010(3) .......................        10,000            925
United Pan-Europe Communications NV
  11.50% 2010(3) .......................        20,000          1,850

ENTERTAINMENT PRODUCTS -- 0.2%
Corus Entertainment, Inc. 8.75% 2012 ...        30,000         31,237
Hasbro, Inc. 6.15% 2008 ................        10,000         10,000
Hasbro, Inc. 8.50% 2006 ................        10,000         10,725
International Game Technology 8.38%
  2009 .................................       190,000        226,642

LEISURE & TOURISM -- 1.4%
Air Canada, Inc. 10.25% 2011(3) ........        40,000          9,600
American Airlines, Inc., Series 01-1
  6.82% 2011 ...........................       260,000        169,805
Atlas Air, Inc. 9.38% 2006(3) ..........        15,000          2,700
Atlas Air, Inc. 10.75% 2005(3) .........        10,000          1,900
Circus Circus Enterprises, Inc. 9.25%
  2005 .................................        20,000         20,900
Continental Airlines, Inc. 6.90%
  2018 .................................       178,260        147,577
Continental Airlines, Inc., Series 981A
  6.65% 2019 ...........................        65,361         53,192
Delta Air Lines, Inc. 7.90% 2009 .......        60,000         31,200
Delta Air Lines, Inc. 7.92% 2010 .......       220,000        159,647
Harrah's Operating Co., Inc. 8.00%
  2011 .................................       500,000        575,421
Icon Health & Fitness 11.25% 2012 ......        25,000         25,750
Mandalay Resort Group 9.38% 2010 .......        10,000         10,475
Mandalay Resort Group, Series B 10.25%
  2007 .................................        15,000         16,219

----------------
66

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
MGM Mirage, Inc. 8.38% 2011 ............  $     55,000   $     58,850
Northwest Airlines, Inc. 8.88% 2006 ....        15,000          7,650
Northwest Airlines, Inc. 9.88% 2007 ....        10,000          5,150
Park Place Entertainment Corp. 8.13%
  2011 .................................        25,000         25,813
Station Casinos, Inc. 8.88% 2008 .......        50,000         52,375
True Temper Sports, Inc., Series B
  10.88% 2008 ..........................        40,000         41,800
USA Interactive 7.00% 2013* ............        80,000         85,228
USA Networks, Inc./USANi, LLC 6.75%
  2005 .................................       330,000        349,295
                                                         ------------
                                                            4,907,473
                                                         ------------

INFORMATION TECHNOLOGY -- 5.0%
COMPUTER SERVICES -- 0.1%
Computer Sciences Corp. 7.38% 2011 .....       150,000        176,247

COMPUTERS & BUSINESS EQUIPMENT -- 0.4%
Hewlett-Packard Co. 5.75% 2006 .........       390,000        422,349
Xerox Capital Europe, PLC 5.88% 2004 ...        25,000         24,750
Xerox Corp. 9.75% 2009* ................        25,000         26,719

ELECTRONICS -- 0.2%
Amkor Technology, Inc. 9.25% 2008 ......        80,000         78,400
Amkor Technology, Inc. 10.50% 2009 .....        30,000         28,500
Amphenol Corp. 9.88% 2007 ..............         3,000          3,128
ChipPAC International Co., Ltd., Series
  B 12.75% 2009 ........................        15,000         16,650
L-3 Communications Corp., Series B 8.00%
  2008 .................................        20,000         20,900
Sanmina-SCI Corp. 10.38% 2010* .........        25,000         27,000
SCG Holdings & Semiconductor Co. 12.00%
  2009 .................................        84,000         59,640
Solectron Corp. 9.63% 2009 .............        30,000         31,350

INTERNET CONTENT -- 0.0%
Fairpoint Communications, Inc. 11.88%
  2010* ................................         5,000          5,250

TELECOMMUNICATIONS -- 4.3%
American Tower Corp. 9.38% 2009 ........        20,000         18,000
AT&T Broadband Corp. 8.38% 2013 ........       340,000        402,834
AT&T Corp. 6.00% 2009 ..................        23,000         23,102
AT&T Corp. 7.80% 2011 ..................       190,000        204,484
AT&T Wireless Services, Inc. 7.88%
  2011 .................................       370,000        413,827
Avaya, Inc. 11.13% 2009 ................        40,000         40,800
British Telecommunications, PLC 8.38%
  2010 .................................       275,000        334,016
British Telecommunications, PLC 8.88%
  2030 .................................       205,000        263,046
Compania de Telecomunicaciones de Chile
  7.63% 2006 ...........................        50,000         53,923
Compania de Telecomunicaciones de Chile
  8.38% 2006 ...........................        70,000         76,074
Continental Cablevision, Inc. 9.50%
  2013 .................................       100,000        116,515
Cox Communications, Inc. 7.75% 2010 ....       360,000        420,830
Crown Castle International Corp. 10.63%
  2007(2) ..............................        45,000         43,875
France Telecom SA 9.25% 2011 ...........       350,000        420,711
GCI, Inc. 9.75% 2007 ...................        85,000         81,600
GTE Corp. 6.36% 2006 ...................       220,000        242,325
Insight Midwest LP/Insight Capital, Inc.
  9.75% 2009 ...........................        30,000         30,975
Insight Midwest LP/Insight Capital, Inc.
  10.50% 2010 ..........................        45,000         47,925
Lucent Technologies, Inc. 5.50% 2008 ...        15,000         11,325
Lucent Technologies, Inc. 7.25% 2006 ...        25,000         22,000

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Nextel Communications, Inc. 9.50%
  2011 .................................  $    110,000   $    116,325
Nextel Partners, Inc. 14.00% 2009(2) ...        75,000         69,000
Nortel Networks, Ltd. 6.13% 2006 .......        80,000         73,000
Qwest Capital Funding, Inc. 7.25%
  2011 .................................       100,000         76,000
Qwest Capital Funding, Inc. 7.90%
  2010 .................................        15,000         11,550
Rogers Cantel, Inc. 9.75% 2016 .........        15,000         15,750
Rogers Wireless, Inc. 9.63% 2011 .......        50,000         53,250
Singapore Telecommunications, Ltd. 6.38%
  2011* ................................        60,000         65,035
Sprint Capital Corp. 6.13% 2008 ........       180,000        178,200
Sprint Capital Corp. 6.88% 2028 ........       190,000        166,250
Telecommunications Techniques Co., LLC
  9.75% 2008 ...........................        25,000          1,250
Telecomunicaciones de Puerto Rico, Inc.
  6.65% 2006 ...........................       510,000        545,485
Telefonica Europe BV 7.75% 2010 ........       380,000        447,605
Time Warner Telecom, Inc. 10.13%
  2011 .................................        10,000          7,900
Triton PCS Holdings, Inc. 11.00%
  2008(2) ..............................        30,000         27,450
United States West Communications, Inc.
  6.88% 2033 ...........................        35,000         29,575
Verizon Virginia, Inc. 4.63% 2013 ......       140,000        138,153
                                                         ------------
                                                            6,210,848
                                                         ------------

MATERIALS -- 2.5%
CHEMICALS -- 0.8%
Airgas, Inc. 9.13% 2011 ................         5,000          5,513
ARCO Chemical Co. 9.80% 2020 ...........        20,000         17,400
Ferro Corp. 9.13% 2009 .................       200,000        225,034
ICI Wilmington, Inc. 6.95% 2004 ........       385,000        405,676
IMC Global, Inc. 7.63% 2005 ............        35,000         35,350
IMC Global, Inc. 10.88% 2008 ...........        15,000         16,350
IMC Global, Inc. 11.25% 2011 ...........        15,000         16,275
Lyondell Chemical Co., Series A 9.63%
  2007 .................................        15,000         15,000
Lyondell Chemical Co., Series B 9.88%
  2007 .................................        70,000         70,000
Methanex Corp. 8.75% 2012 ..............         5,000          5,413
Noveon, Inc., Series B 11.00% 2011 .....         5,000          5,513
PCI Chemicals Canada Co. 10.00% 2008 ...         3,279          2,525
Pioneer Companies, Inc. 4.90%
  2003(4) ..............................         1,093            809
Potash Corp. of Saskatchewan, Inc. 7.75%
  2011 .................................       140,000        166,554
Resolution Performance Products, Inc.
  13.50% 2010 ..........................        20,000         21,100
Texas Petrochemicals Corp., Series B
  11.13% 2006 ..........................        30,000         16,500
United Industries Corp. 9.88% 2009* ....        15,000         15,637

FOREST PRODUCTS -- 1.0%
Abitibi-Consolidated, Inc. 8.55%
  2010 .................................       210,000        230,610
Bway Corp. 10.00% 2010* ................        20,000         21,000
Caraustar Industries, Inc. 9.88%
  2011 .................................        40,000         40,200
Consumers International, Inc. 10.25%
  2005(1)(3) ...........................        20,000              2
Georgia-Pacific Corp. 9.50% 2011 .......        80,000         79,200
Graphic Packaging Corp. 8.63% 2012 .....         5,000          5,100
Longview Fibre Co. 10.00% 2009 .........        10,000         10,650
Owens-Illinois, Inc. 7.15% 2005 ........        20,000         19,800
Owens-Illinois, Inc. 7.35% 2008 ........         5,000          4,713
Owens-Illinois, Inc. 7.50% 2010 ........        10,000          9,250
Owens-Illinois, Inc. 7.85% 2004 ........        15,000         15,037

----------------
68

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Owens-Illinois, Inc. 8.10% 2007 ........  $      5,000   $      4,875
Pacifica Papers, Inc. 10.00% 2009 ......        35,000         36,312
Packaging Corp. of America 9.63%
  2009 .................................        10,000         10,813
Sappi Papier Holding AG 6.75% 2012* ....       100,000        111,729
Sealed Air Corp. 8.75% 2008* ...........       290,000        328,083
Silgan Holdings, Inc. 9.00% 2009 .......        15,000         15,525
Stone Container Corp. 9.25% 2008 .......         5,000          5,475
Stone Container Corp. 9.75% 2011 .......        30,000         33,225
Tembec Industries, Inc. 8.63% 2009* ....        30,000         30,713
Temple-Inland, Inc. 7.88% 2012 .........       240,000        269,861

METALS & MINERALS -- 0.7%
AK Steel Corp. 7.88% 2009 ..............        65,000         59,800
Alcan, Inc. 6.45% 2011 .................       150,000        168,314
Century Aluminum Co. 11.75% 2008 .......        25,000         25,000
Corporacion Nacional del Cobre --
  Codelco 6.38% 2012* ..................        80,000         84,448
Inco, Ltd. 7.20% 2032 ..................       220,000        224,336
National Steel Corp., Series D 9.88%
  2009(3) ..............................        19,473         13,436
Oregon Steel Mills, Inc. 10.00% 2009 ...        10,000          9,538
Phelps Dodge Corp. 8.75% 2011 ..........       125,000        136,619
Steel Dynamics, Inc. 9.50% 2009 ........         5,000          5,100
Timken Co. 5.75% 2010 ..................        65,000         66,210
United States Steel, LLC 10.75% 2008 ...        45,000         43,875
Weirton Steel Corp. 10.00% 2008(5) .....        22,000          2,200
                                                         ------------
                                                            3,161,698
                                                         ------------

MUNICIPAL BONDS -- 0.6%
MUNICIPAL BONDS -- 0.6%
Allentown, Pennsylvania Taxable General
  Obligation 6.20% 2005 ................       290,000        318,846
Fresno County, California Pension Oblig.
  Escrowed to Maturity 6.07% 2003 ......        95,000         96,700
Fresno County, California Pension Oblig.
  Unrefunded Balance 6.07% 2003 ........         5,000          5,087
Huntsville, Alabama Solid Waste Disposal
  Authority 5.95% 2003 .................       105,000        107,346
Miami, Florida Revenue 7.25% 2003 ......       130,000        134,980
Phoenix, Arizona Civic Improvement Corp.
  6.30% 2008 ...........................       100,000        112,891
                                                         ------------
                                                              775,850
                                                         ------------

REAL ESTATE -- 1.2%
REAL ESTATE COMPANIES -- 0.5%
Liberty Property LP 7.25% 2011 .........       150,000        169,789
Liberty Property LP 8.50% 2010 .........       220,000        264,251
Susa Partnership LP 6.95% 2006 .........        95,000        106,599

REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Avalonbay Communities, Inc., Series MTN
  7.50% 2010 ...........................       390,000        449,961
Health Care Property Investors, Inc.
  6.00% 2015 ...........................       280,000        276,099
Host Marriott LP 9.25% 2007 ............         5,000          4,975
Host Marriott LP 9.50% 2007 ............        45,000         44,831
Regency Centers LP 7.75% 2009 ..........       110,000        129,289
                                                         ------------
                                                            1,445,794
                                                         ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 10.2%
U.S. GOVERNMENT AGENCIES -- 10.2%
Federal Home Loan Mtg. Corp. 6.00%
  2029 .................................  $    478,927   $    497,059
Federal Home Loan Mtg. Corp. 6.50%
  2022 -- 2032 .........................       792,890        832,222
Federal Home Loan Mtg. Corp. 7.00%
  2023 .................................        45,000         48,399
Federal Home Loan Mtg. Corp. 7.75%
  2022 .................................        43,250         45,808
Federal Home Loan Mtg. Corp. 8.50%
  2008 -- 2019 .........................        75,274         80,342
Federal National Mtg. Assoc. 5.50%
  2033 .................................     1,599,842      1,635,745
Federal National Mtg. Assoc. 5.75%
  2008 .................................       740,000        831,252
Federal National Mtg. Assoc. 6.00%
  2028 -- 2032 .........................     1,385,175      1,438,293
Federal National Mtg. Assoc. 6.00% due
  March TBA ............................       600,000        622,663
Federal National Mtg. Assoc. 6.00% due
  April TBA ............................       575,000        596,023
Federal National Mtg. Assoc. 6.00% due
  April TBA ............................     1,025,000      1,071,766
Federal National Mtg. Assoc. 6.06%
  2011 .................................       287,147        316,637
Federal National Mtg. Assoc. 6.11%
  2011 .................................       392,463        439,030
Federal National Mtg. Assoc. 6.18%
  2008 .................................        23,600         26,187
Federal National Mtg. Assoc. 6.24%
  2008 .................................        86,938         96,652
Federal National Mtg. Assoc. 6.27%
  2007 .................................        80,042         88,796
Federal National Mtg. Assoc. 6.30%
  2008 -- 2011 .........................        48,060         53,903
Federal National Mtg. Assoc. 6.37%
  2011 .................................       391,782        443,090
Federal National Mtg. Assoc. 6.34%
  2008 .................................        18,196         20,244
Federal National Mtg. Assoc. 6.36%
  2008 .................................       122,314        135,125
Federal National Mtg. Assoc. 6.43%
  2008 .................................        23,495         26,242
Federal National Mtg. Assoc. 6.59%
  2007 .................................        93,812        105,008
Federal National Mtg. Assoc. 7.04%
  2007 .................................        75,056         84,339
Federal National Mtg. Assoc. 8.00%
  2006 .................................         8,504          9,059
Government National Mtg. Assoc. 5.00%
  due May TBA ..........................     1,000,000        999,375
Government National Mtg. Assoc. 7.00%
  2023 -- 2031 .........................     1,400,783      1,487,669
Government National Mtg. Assoc. 7.25%
  2027 .................................       132,689        141,801
Government National Mtg. Assoc. 7.50%
  2022 -- 2028 .........................       288,577        309,194
Government National Mtg. Assoc. 8.00%
  2030 .................................       151,981        164,813
Government National Mtg. Assoc. 8.50%
  2017 .................................        18,195         20,141
Government National Mtg. Assoc. 9.00%
  2021 .................................         4,538          5,067
                                                         ------------
                                                           12,671,944
                                                         ------------

GOVERNMENT OBLIGATIONS -- 31.4%
U.S. TREASURIES -- 31.4%
United States Treasury Bond Strip zero
  coupon 2012 -- 2027 ..................    11,335,000      4,027,529
United States Treasury Bonds 5.25%
  2028 -- 2029 .........................     2,755,000      2,874,020
United States Treasury Bonds 5.38%
  2031 .................................     2,500,000      2,704,297
United States Treasury Bonds 5.50%
  2028 .................................        35,000         37,728
United States Treasury Bonds 6.13%
  2029 .................................       500,000        585,644
United States Treasury Bonds 8.88%
  2019 .................................       450,000        665,824
United States Treasury Bonds 9.25%
  2016 .................................       300,000        445,828
United States Treasury Notes 1.50%
  2005 .................................     4,000,000      4,001,564
United States Treasury Notes 3.50% 2011
  (6) ..................................     1,628,375      1,828,359
United States Treasury Notes 4.63%
  2006 .................................       300,000        323,297
United States Treasury Notes 4.75%
  2008 .................................       775,000        844,629
United States Treasury Notes 4.88%
  2012 .................................     3,000,000      3,257,226
United States Treasury Notes 5.00%
  2011 .................................     2,100,000      2,302,616
United States Treasury Notes 5.50%
  2009 .................................       150,000        169,811
United States Treasury Notes 5.63%
  2008 .................................       200,000        226,352
United States Treasury Notes 5.75% 2005
  (7) ..................................     8,500,000      9,358,304

----------------
70

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
GOVERNMENT OBLIGATIONS (CONTINUED)
U.S. TREASURIES (CONTINUED)
United States Treasury Notes 6.75%
  2005 .................................  $  5,000,000   $  5,538,475
                                                         ------------
                                                           39,191,503
                                                         ------------

UTILITIES -- 2.6%
ELECTRIC UTILITIES -- 1.8%
AES Corp. 8.88% 2011 ...................        55,000         45,100
American Electric Power Co., Inc. 6.13%
  2006 .................................       130,000        138,232
Avista Corp. 9.75% 2008 ................       345,000        372,600
Calpine Corp. 8.50% 2011 ...............        30,000         16,800
CMS Energy Corp. 7.50% 2009 ............        10,000          8,400
CMS Energy Corp. 8.50% 2011 ............        15,000         12,750
CMS Energy Corp. 8.90% 2008 ............        50,000         44,000
Illinois Power Co. 11.50% 2010* ........        20,000         21,100
Pepco Holdings, Inc. 5.50% 2007* .......       310,000        327,953
PPL Electric Utilities Corp. 6.25%
  2009 .................................       500,000        564,059
Progress Energy, Inc. 7.10% 2011 .......       400,000        450,052
PSE&G Power, LLC 6.88% 2006 ............       210,000        231,218
Public Service Electric & Gas Co.,
  Series MBIA 8.88% 2003 ...............        47,000         47,529

GAS & PIPELINE UTILITIES -- 0.4%
Atlantic City Electric, Series FSA 6.38%
  2005 .................................        75,000         81,271
El Paso Corp. 7.00% 2011 ...............       175,000        138,250
El Paso Energy Corp. 6.75% 2009 ........        60,000         48,300
Energen Corp. 7.63% 2010 ...............       220,000        245,420
Williams Cos, Inc. 7.13% 2011 ..........        30,000         25,800

TELEPHONE -- 0.4%
Deutsche Telekom International 8.50%
  2010 .................................       390,000        457,650
                                                         ------------
                                                            3,276,484
                                                         ------------
TOTAL BONDS & NOTES (cost
  $98,250,549)..........................                  102,519,186
                                                         ------------

WARRANTS -- 0.0%
                                             SHARES
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
RETAIL -- 0.0%
Mattress Discounters Holding Corp.
  Expires 7/15/2007 (1) ................            20              0
                                                         ------------

INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires
  4/15/2008 (1) ........................            20              0
                                                         ------------
TOTAL WARRANTS (cost $370)..............                            0
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
  $116,116,100).........................                  118,987,708
                                                         ------------

                                                                ----------------

SHORT-TERM SECURITIES -- 0.8%               PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 0.8%
Federal National Mtg. Assoc. Disc. Notes
  1.30% due 4/1/03
  (cost $1,000,000).....................  $  1,000,000   $  1,000,000
                                                         ------------

REPURCHASE AGREEMENTS -- 3.7%
----------------------------------------------------------------------
State Street Bank & Trust Co. Joint
  Repurchase Agreement Account (Note
  2)....................................     3,194,000      3,194,000
UBS Warburg, LLC Joint Repurchase
  Agreement Account (Note 2) (7)........     1,405,000      1,405,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS (cost
  $4,599,000)...........................                    4,599,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $121,715,100)                            99.9%    124,586,708
Other assets less liabilities --                  0.1          71,844
                                           ----------    ------------
NET ASSETS --                                   100.0%   $124,658,552
                                           ==========    ============

-------------
+   Non-income producing securities.
ADR -- American Depository Receipt
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
(1) Fair valued security; see Note 2.
(2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3) Bond in Default
(4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2003.
(5) Variable rate security -- the rate reflected is as of March 31, 2003; maturity date reflects the next reset date.
(6) Treasury Inflation Protected Security
(7) The security or a portion thereof represents collateral for TBAs.

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
        CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
       TO DELIVER             EXCHANGE FOR          DATE        APPRECIATION
------------------------------------------------------------------------------
 KRW         14,000,000     USD       11,800     05/09/2003       $    643
 KRW        121,000,000     USD       99,955     05/27/2003          3,647
 USD*            36,642     EUR       35,000     04/15/2003          1,493
                                                                  --------
                                                                     5,783
                                                                  --------
------------------------------------------------------------------------------
       CONTRACT                    IN            DELIVERY     GROSS UNREALIZED
      TO DELIVER              EXCHANGE FOR         DATE        DEPRECIATION
------------------------------------------------------------------------------
 EUR*            75,000     USD       73,338     04/15/2003         (8,379)
 EUR*            65,000     USD       69,654     07/31/2003           (912)
 EUR             85,000     USD       90,269     09/26/2003         (1,841)
 USD*            10,951     EUR       10,000     07/31/2003            (94)
                                                                  --------
                                                                   (11,226)
                                                                  --------
Net Unrealized Depreciation................................       $ (5,443)
                                                                  ========

------------
* Represents partially offsetting forward foreign currency contracts that, to the extent they offset, do not have additional market risk but have continued counterparty settlement risk.

EUR  --         Euro
KRW  --         Korean Won
                United States
USD  --         Dollar

See Notes to Financial Statements.

----------------
72

----------------

SEASONS SERIES TRUST
ASSET ALLOCATION:
DIVERSIFIED GROWTH PORTFOLIO  INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 67.2%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 4.7%
APPAREL & TEXTILES -- 0.5%
Gap, Inc. ..............................         5,800   $     84,042
Gucci Group NV .........................         1,387        132,195
Jones Apparel Group, Inc.+ .............         7,800        213,954
Liz Claiborne, Inc. ....................        15,350        474,622
V.F. Corp. .............................         4,100        154,283
AUTOMOTIVE -- 1.1%
AutoZone, Inc.+ ........................        10,400        714,584
Bayerische Motoren Werke AG ............        15,151        420,189
Honda Motor Co., Ltd. ..................         9,100        304,425
PSA Peugeot Citroen ....................         4,693        183,360
Toyota Motor Corp.@ ....................        44,700        997,540
HOUSING & HOUSEHOLD DURABLES -- 0.3%
Centex Corp. ...........................         1,800         97,848
NVR, Inc.+ .............................           706        232,274
Sherwin-Williams Co. ...................         7,200        190,296
Whirlpool Corp. ........................         6,200        303,986
RETAIL -- 2.8%
Avery Dennison Corp. ...................         5,560        326,205
Compagnie Financiere Richemont AG, Class
  A(1) .................................         8,736        119,079
Federated Department Stores, Inc.+ .....        17,600        493,152
GUS, PLC ...............................        17,705        136,173
J.C. Penney Co., Inc. ..................        51,390      1,009,300
Limited Brands .........................        16,400        211,068
Lowe's Cos., Inc.@ .....................        18,700        763,334
Office Depot, Inc.+ ....................        91,050      1,077,121
Ross Stores, Inc. ......................         7,600        274,740
Staples, Inc.+ .........................        30,950        567,313
Swatch Group AG ........................         4,274         72,783
Swatch Group AG, Class B ...............         2,306        190,811
Tesco, PLC .............................        31,550         88,816
TJX Cos., Inc. .........................        16,100        283,360
Wal-Mart Stores, Inc. ..................        17,500        910,525
                                                         ------------
                                                           11,027,378
                                                         ------------
CONSUMER STAPLES -- 5.3%
FOOD, BEVERAGE & TOBACCO -- 3.9%
Altadis SA .............................        10,743        261,634
Altria Group, Inc.@ ....................        82,370      2,467,805
Anheuser-Busch Cos., Inc. ..............         2,000         93,220
Archer-Daniels-Midland Co. .............        13,700        147,960
British American Tobacco, PLC ..........        26,309        245,767
Coca-Cola Co. ..........................         2,800        113,344
Coca-Cola Enterprises, Inc. ............        29,300        547,617
Companhia de Bebidas das Americas
  ADR ..................................        11,753        195,100
Diageo, PLC ............................        80,606        826,184

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Fomento Economico Mexicano SA de CV
  ADR ..................................         4,850   $    161,359
General Mills, Inc. ....................         6,100        277,855
KT&G Corp. GDR+* .......................         8,400         59,220
Kraft Foods, Inc., Class A@ ............        11,730        330,786
Kroger Co.+ ............................         5,750         75,613
Nestle SA@ .............................         7,914      1,564,032
Pepsi Bottling Group, Inc. .............         5,400         96,822
PepsiCo, Inc. ..........................        16,800        672,000
SABMiller, PLC .........................        44,565        278,711
Sara Lee Corp. .........................        46,700        873,290
HOUSEHOLD & PERSONAL PRODUCTS -- 1.4%
Fortune Brands, Inc. ...................        10,300        441,561
Kao Corp. ..............................        18,000        365,107
Kimberly-Clark Corp. ...................         8,200        372,772
Newell Rubbermaid, Inc. ................        12,100        343,035
Procter & Gamble Co. ...................        15,100      1,344,655
Reckitt Benckiser, PLC .................        19,226        314,871
                                                         ------------
                                                           12,470,320
                                                         ------------
EDUCATION -- 0.0%
EDUCATION -- 0.0%
Apollo Group, Inc., Class A+ ...........         2,200        109,780
                                                         ------------
ENERGY -- 5.5%
ENERGY SERVICES -- 1.9%
BJ Services Co.+ .......................        14,450        496,935
Scottish Power, PLC ....................        60,570        359,675
Shell Transport & Trading Co., PLC .....       202,993      1,226,245
Suncor Energy, Inc. ....................         9,140        159,278
Tokyo Gas Co., Ltd. ....................       105,000        327,250
Total Fina Elf SA, Class B .............        14,692      1,857,912
ENERGY SOURCES -- 3.6%
Apache Corp. ...........................         3,045        187,998
Burlington Resources, Inc. .............        19,650        937,501
ChevronTexaco Corp. ....................         2,700        174,555
ConocoPhillips .........................         8,400        450,240
EnCana Corp. ...........................         4,269        138,708
Eni SpA ................................        13,300        177,468
Exxon Mobil Corp. ......................       131,100      4,581,945
GlobalSantaFe Corp. ....................        16,670        344,236
Marathon Oil Corp. .....................         3,800         91,086
Peabody Energy Corp. ...................        11,200        312,368
Petroleo Brasileiro SA ADR .............        19,801        299,985
Royal Dutch Petroleum Co. ..............        18,830        767,322
                                                         ------------
                                                           12,890,707
                                                         ------------
FINANCE -- 13.4%
BANKS -- 6.4%
Allied Irish Banks, PLC (Dublin) .......        27,044        372,948
Banco Bradesco SA ADR ..................         1,700         29,240
Banco Itau SA ADR ......................         1,219         33,023

----------------
74

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Bank of America Corp.@ .................        23,760   $  1,588,118
Bank of New York Co., Inc.@ ............        36,900        756,450
BB&T Corp. .............................         4,600        144,578
BNP Paribas SA .........................        16,085        643,537
Canadian Imperial Bank of Commerce .....         7,800        251,048
Comerica, Inc. .........................         9,000        340,920
Danske Bank A/S ........................        29,070        484,393
DBS Group Holdings, Ltd. ...............        22,141        115,439
Fifth Third Bancorp ....................         4,100        205,574
Greenpoint Financial Corp. .............         9,100        407,771
HSBC Holdings, PLC (Hong Kong) .........        15,200        156,396
HSBC Holdings, PLC (London) ............        84,265        863,687
J.P. Morgan Chase & Co. ................        48,140      1,141,399
Julius Baer Holding AG, Class B ........           604         98,841
Kookmin Bank ADR .......................         1,200         27,600
National Bank of Canada ................        12,700        279,735
Oversea-Chinese Banking Corp., Ltd. ....        34,400        184,228
Royal Bank of Scotland Group, PLC ......        19,353        435,540
Societe Generale, Class A ..............         7,159        369,303
Svenska Handelsbanken AB, Series A .....        17,508        247,017
U.S. Bancorp@ ..........................        86,690      1,645,376
UBS AG+ ................................        16,404        696,856
Uniao De Banco Brasilieros SA GDR ......         1,300         18,811
United Overseas Bank, Ltd. .............        39,000        227,650
Wachovia Corp. .........................        16,140        549,890
Washington Mutual, Inc. ................        34,400      1,213,288
Wells Fargo & Co. ......................        21,180        952,888
Westpac Banking Corp., Ltd. ............        11,449        104,411
Zions Bancorp. .........................        10,300        440,634
FINANCIAL SERVICES -- 4.3%
Acom Co., Ltd. .........................         4,210        110,531
Capital One Financial Corp. ............        20,200        606,202
Citigroup, Inc. ........................       132,371      4,560,181
Fannie Mae .............................        23,200      1,516,120
Freddie Mac(2) .........................        43,110      2,289,141
H&R Block, Inc. ........................         6,800        290,292
Investor AB, Class B ...................        49,145        283,153
MBNA Corp.@ ............................        38,250        575,662
Nikko Cordial Corp. ....................         6,000         16,515
Orix Corp. .............................         3,000        154,986
INSURANCE -- 2.7%
ACE, Ltd. ..............................        23,120        669,324
American International Group, Inc.# ....        12,185        602,548
Berkshire Hathaway, Inc., Class B+ .....           302        645,374
CIGNA Corp. ............................        10,580        483,718
ING Groep NV ...........................        30,217        348,846
Loews Corp. ............................         3,900        155,376
MGIC Investment Corp. ..................         4,200        164,934
Mitsui Sumitomo Insurance Co., Ltd. ....        23,400        100,675
Radian Group, Inc. .....................        32,950      1,099,871
Swiss Re ...............................         3,286        160,956
Travelers Property Casualty Corp., Class
  B ....................................        39,290        554,382

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
XL Capital, Ltd., Class A ..............        17,812   $  1,260,733
                                                         ------------
                                                           31,676,109
                                                         ------------
HEALTHCARE -- 11.9%
DRUGS -- 7.9%
Abbott Laboratories ....................        34,100      1,282,501
Allergan, Inc. .........................         2,800        190,988
Amgen, Inc.+ ...........................        15,500        892,025
AstraZeneca Group, PLC .................        40,888      1,392,870
Forest Laboratories, Inc.+ .............        26,300      1,419,411
Fujisawa Pharmaceutical Co., Ltd. ......           400          8,080
GlaxoSmithKline, PLC ...................        47,476        834,515
King Pharmaceuticals, Inc.+ ............        74,560        889,501
Merck & Co., Inc. ......................        37,250      2,040,555
Novartis AG@ ...........................        49,051      1,813,751
Pfizer, Inc. ...........................        91,400      2,848,024
Pharmacia Corp.@ .......................        59,757      2,587,478
Sanofi-Synthelabo SA ...................        15,990        803,766
Takeda Chemical Industries, Ltd. .......         3,400        127,563
Watson Pharmaceuticals, Inc.+ ..........         4,200        120,834
Wyeth ..................................        28,470      1,076,735
Yamanouchi Pharmaceutical Co., Ltd. ....         9,500        248,613
HEALTH SERVICES -- 1.3%
Anthem, Inc.+ ..........................        13,670        905,638
HCA, Inc. ..............................        13,520        559,187
UnitedHealth Group, Inc. ...............        10,050        921,283
Wellpoint Health Networks, Inc., Class
  A+ ...................................         8,950        686,913
MEDICAL PRODUCTS -- 2.7%
Akzo Nobel NV ..........................           499          9,911
AmerisourceBergen Corp. ................         2,700        141,750
Boston Scientific Corp.+ ...............         8,800        358,688
Cardinal Health, Inc. ..................        28,400      1,617,948
Johnson & Johnson ......................        58,410      3,380,187
MedImmune, Inc.+ .......................         7,000        229,810
Medtronic, Inc. ........................         6,650        300,048
Synthes-Stratec, Inc. ..................           237        131,496
Varian Medical Systems, Inc.+ ..........         2,100        113,253
                                                         ------------
                                                           27,933,322
                                                         ------------
INDUSTRIAL & COMMERCIAL -- 4.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.6%
Boeing Co. .............................        21,740        544,804
Lockheed Martin Corp. ..................         6,400        304,320
Northrop Grumman Corp. .................         2,900        248,820
Rockwell Collins, Inc. .................        11,600        213,092
United Technologies Corp. ..............         1,900        109,782
BUSINESS SERVICES -- 0.8%
Bearingpoint, Inc.+ ....................        23,400        149,058
Brambles Industries, Ltd. ..............        34,054         93,910
Brambles Industries, PLC ...............        38,359         92,082
Havas SA ...............................        13,260         34,982

----------------
76

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Ingersoll-Rand Co., Inc., Class A ......        22,900   $    883,711
Mitsubishi Corp. .......................         3,200         19,838
Republic Services, Inc., Class A+ ......        10,800        214,272
Toppan Printing Co., Ltd. ..............        20,000        127,546
WPP Group, PLC .........................        56,301        303,204
ELECTRICAL EQUIPMENT -- 1.0%
American Power Conversion Corp.+ .......        12,900        183,696
American Standard Cos., Inc.+ ..........         1,500        103,155
Emerson Electric Co. ...................         4,100        185,935
Jabil Circuit, Inc.+ ...................         9,900        173,250
Olympus Optical Co., Ltd. ..............        17,000        264,772
Tyco International, Ltd. ...............       116,490      1,498,062
MACHINERY -- 0.2%
Parker-Hannifin Corp. ..................         9,700        375,778
Sandvik AB .............................         6,525        147,142
MULTI-INDUSTRY -- 1.2%
3M Co. .................................         4,300        559,129
General Electric Co. ...................        87,850      2,240,175
Honeywell International, Inc. ..........         3,700         79,032
TRANSPORTATION -- 0.9%
Canadian National Railway Co. ..........         5,000        214,000
Canadian National Railway Co. ..........         8,610        367,635
Deutsche Post AG .......................        23,275        230,643
Union Pacific Corp.@ ...................        21,280      1,170,400
                                                         ------------
                                                           11,132,225
                                                         ------------
INFORMATION & ENTERTAINMENT -- 3.5%
BROADCASTING & MEDIA -- 2.0%
AOL Time Warner, Inc.+ .................        46,200        501,732
Carlton Communications, PLC ............        45,064         62,985
Comcast Corp., Class A+ ................        21,422        612,455
Comcast Corp., Sp. Class A+ ............        17,150        471,453
Fox Entertainment Group, Inc., Class
  A+ ...................................         3,300         88,011
Liberty Media Corp., Class A+ ..........        50,960        495,841
Mediaset SpA ...........................        44,600        338,400
News Corp., Ltd. ADR ...................        25,807        668,401
Nippon Television Network Corp. ........           420         43,432
Reed Elsevier, PLC .....................        49,637        354,331
Singapore Press Holdings, Ltd. .........        13,000        131,138
Societe Television Francaise 1 .........        11,386        259,172
Viacom, Inc., Class B+ .................        21,200        774,224
ENTERTAINMENT PRODUCTS -- 0.6%
Fuji Photo Film Co., Ltd. ..............        11,000        339,107
Nintendo Co., Ltd. .....................         2,700        219,521
Reed Elsevier NV .......................         5,867         59,034
Walt Disney Co. ........................        47,050        800,791
LEISURE & TOURISM -- 0.9%
Accor SA ...............................        12,214        337,138
Darden Restaurants, Inc. ...............        22,800        406,980
Harrah's Entertainment, Inc.+ ..........         9,700        346,290

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Hilton Group, PLC ......................        54,181   $    117,870
Royal Caribbean Cruises, Ltd. ..........        47,500        713,925
Yum! Brands, Inc.+ .....................         6,500        158,145
                                                         ------------
                                                            8,300,376
                                                         ------------
INFORMATION TECHNOLOGY -- 13.9%
COMMUNICATION EQUIPMENT -- 0.4%
QUALCOMM, Inc. .........................        25,150        906,909
COMPUTER SERVICES -- 0.6%
Computer Associates International,
  Inc. .................................        67,350        920,001
Computer Sciences Corp.+ ...............         5,700        185,535
Electronic Data Systems Corp. ..........        13,200        232,320
TietoEnator Oyj ........................         4,512         62,173
COMPUTER SOFTWARE -- 2.2%
BMC Software, Inc.+ ....................        54,750        826,178
Electronic Arts, Inc.+ .................         2,200        129,008
Microsoft Corp. ........................       149,800      3,626,658
Oracle Corp.+ ..........................        41,100        445,894
PeopleSoft, Inc.+ ......................         7,400        113,220
SAP AG .................................         1,148         86,916
COMPUTERS & BUSINESS EQUIPMENT -- 2.8%
Dell Computer Corp.+ ...................        50,700      1,384,617
EMC Corp.+ .............................        36,100        261,003
Hewlett-Packard Co. ....................       144,677      2,249,727
International Business Machines
  Corp. ................................        21,250      1,666,637
Lexmark International, Inc., Class
  A+ ...................................        15,450      1,034,378
Storage Technology Corp.+ ..............         6,600        133,452
ELECTRONICS -- 2.7%
Analog Devices, Inc.+ ..................         4,200        115,500
Canon, Inc. ............................        25,000        876,562
Intel Corp.@ ...........................       146,900      2,391,532
Koninklijke Philips Electronics NV .....         9,527        149,452
L-3 Communications Holdings, Inc.+ .....         4,600        184,782
Linear Technology Corp. ................         4,700        145,089
Maxim Integrated Products, Inc. ........         8,450        305,214
Microchip Technology, Inc. .............         4,300         85,570
QLogic Corp.+ ..........................         2,900        107,706
Rohm Co., Ltd. .........................         1,500        163,244
Samsung Electronics Co., Ltd. GDR@ .....         9,223      1,042,199
Samsung Electronics, Ltd. GDR+* ........           400         45,200
SECOM Co., Ltd. ........................         8,500        218,844
Solectron Corp.+ .......................        84,500        255,190
Sony Corp. .............................         5,600        199,195
TELECOMMUNICATIONS -- 5.2%
AT&T Corp. .............................         6,200        100,440
AT&T Wireless Services, Inc.+ ..........        43,600        287,760
BellSouth Corp. ........................        20,300        439,901
CenturyTel, Inc. .......................         5,800        160,080
Cisco Systems, Inc.+ ...................        53,600        695,728
EchoStar Communications Corp., Class
  A+ ...................................         5,300        153,064

----------------
78

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
KT Corp. ADR ...........................        29,413   $    505,021
Motorola, Inc. .........................        53,780        444,223
Nextel Communications, Inc., Class
  A+ ...................................        37,500        502,125
Nokia Oyj ..............................        94,110      1,298,840
NTT DoCoMo, Inc. .......................           638      1,194,139
Portugal Telecom SGPS, SA ..............        12,751         88,268
SBC Communications, Inc. ...............        69,170      1,387,550
SK Telecom Co., Ltd. ADR ...............        20,064        273,272
Swisscom AG ............................            60         18,418
Telecom Corp. of New Zealand, Ltd. .....        18,287         45,792
Telecom Italia Mobile SpA ..............        61,864        252,230
Telecom Italia SpA - RNC ...............        41,636        175,204
Telefonaktiebolaget LM Ericsson, Class
  B+ ...................................       287,646        179,993
Telefonica SA+ .........................        18,919        176,752
Telefonos de Mexico SA de CV ADR .......        14,716        437,360
Verizon Communications, Inc. ...........        49,740      1,758,309
Vodafone Group, PLC ....................       944,639      1,685,811
                                                         ------------
                                                           32,810,185
                                                         ------------
MATERIALS -- 2.1%
CHEMICALS -- 0.9%
BASF AG ................................        20,835        774,750
Ciba Specialty Chemicals AG ............         5,614        366,856
Dow Chemical Co. .......................        22,700        626,747
PPG Industries, Inc. ...................         9,800        441,784
FOREST PRODUCTS -- 0.3%
Abitibi-Consolidated, Inc. .............        52,507        366,220
Sealed Air Corp.+ ......................         3,900        156,507
Smurfit-Stone Container Corp.+ .........        13,100        175,003
METALS & MINERALS -- 0.9%
BHP Billiton, Ltd. .....................        21,882        122,804
BHP Billiton, PLC ......................        69,106        345,971
Cemex SA de CV ADR .....................         4,184         72,969
Companhia Vale do Rio Doce ADR+ ........         5,900        159,005
Companhia Vale do Rio Doce Sponsored
  ADR ..................................         3,791         98,376
Holcim, Ltd., Class B ..................         1,871        308,597
Lafarge SA .............................         4,595        256,974
Millea Holdings, Inc. ..................            46        286,733
POSCO ADR ..............................         5,756        113,393
Rio Tinto, Ltd. ........................         9,735        182,681
Rio Tinto, PLC .........................        10,151        189,011
                                                         ------------
                                                            5,044,381
                                                         ------------
REAL ESTATE -- 0.5%
REAL ESTATE COMPANIES -- 0.3%
Bouygues SA ............................        15,819        317,999
Cheung Kong (Holdings), Ltd. ...........        43,500        240,383
CRH, PLC ...............................        17,689        252,616

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Boston Properties, Inc. ................        11,120   $    421,448
                                                         ------------
                                                            1,232,446
                                                         ------------
UTILITIES -- 1.7%
ELECTRIC UTILITIES -- 1.5%
Edison International+ ..................        52,300        715,987
Entergy Corp. ..........................        10,000        481,500
FirstEnergy Corp. ......................         8,700        274,050
Hong Kong Electric Holdings, Ltd. ......        62,500        249,216
Iberdrola SA ...........................        22,212        361,521
Korea Electric Power Corp. ADR .........        47,115        375,978
NiSource, Inc. .........................        31,180        567,476
PG&E Corp.+ ............................        37,000        497,650
Progress Energy, Inc. ..................         3,800        148,770
GAS & PIPELINE UTILITIES -- 0.2%
Vivendi Environnement ..................        23,953        394,558
                                                         ------------
                                                            4,066,706
                                                         ------------
TOTAL COMMON STOCK (cost
  $178,728,512).........................                  158,693,935
                                                         ------------

PREFERRED STOCK -- 0.2%
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.1%
AUTOMOTIVE -- 0.1%
General Motors Corp., 5.25%
  (Convertible) ........................        11,524        261,595
FINANCE -- 0.1%
FINANCIAL SERVICES -- 0.1%
Ford Motor Co. Capital Trust II 6.50%
  (Convertible) ........................         4,434        158,027
                                                         ------------
TOTAL PREFERRED STOCK (cost $470,020)...                      419,622
                                                         ------------

ASSET-BACKED SECURITIES -- 1.5%             PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
FINANCE -- 1.5%
BANKS -- 0.1%
Bank One Issuance Trust, Series 2002-C1
  2.24% 2003(3) ........................  $    128,000        127,785
FINANCIAL SERVICES -- 1.4%
Ameriquest Mtg. Secs, Inc., Series
  2002-1 S 4.50% 2003(4)(5) ............       622,000         28,301
Amortizing Residential Collateral Trust,
  Series 2001-BC6 AIO 6.00% 2004(5) ....       682,818         28,242
Amortizing Residential Collateral Trust,
  Series 2002-BC1 AIO 6.00% 2003(5) ....       318,182         19,299
Amortizing Residential Collateral Trust,
  Series 2002-BC1 M2 2.41% 2003(3) .....        45,000         44,087
Amortizing Residential Collateral Trust,
  Series 2002-BC10 AIO 6.00% 2003(5) ...       551,000         33,666
Amortizing Residential Collateral Trust,
  Series 2002-BC3 AIO 6.00% 2003(5) ....       773,182         46,560
Amortizing Residential Collateral Trust,
  Series 2002-BC4 AIO 6.00% 2032(5) ....       818,182         40,292
Amortizing Residential Collateral Trust,
  Series 2002-BC5 AIO 6.00% 2004(5) ....       615,273         33,266
Amortizing Residential Collateral Trust,
  Series 2002-BC6 AIO 6.00% 2004(5) ....       818,182         48,168
Amortizing Residential Collateral Trust,
  Series 2002-BC6 M2 2.51% 2003(3) .....       100,000         97,534
Amortizing Residential Collateral Trust,
  Series 2002-BC9 AIO 6.00%
  2004(4)(5) ...........................       506,000         31,096
ARC Net Interest Margin Trust 7.75%
  2032*(5) .............................        38,054         37,741
Asset Backed Funding Corp., Series
  2002-OPT1 M3 2.71% 2032(3) ...........        53,000         50,982
Asset Backed Securities Corp., Series
  2002-HE1 AIO 5.05% 2003(5)(6) ........       923,000         45,659
Asset Backed Securities Corp., Series
  2002-HE2 AIO 6.50% 2003 ..............       364,019         28,634
Bayview Financial Asset Trust, Series
  2002-AA M3 2.71% 2003*(3) ............        96,394         95,849

----------------
80

ASSET-BACKED SECURITIES (CONTINUED)         PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
CDC Mtg. Capital Trust, Series 2002-HE2
  AIO 5.25% 2032(5) ....................  $    390,485   $     28,585
Chase Funding Net Interest Margin,
  Series 2002-4A 8.50% 2004*(5) ........        75,856         75,241
Chase Funding Net Interest Margin,
  Series 2003-1A 8.75% 2004*(5) ........        43,590         43,586
CNL Funding, Series 1999-1 A2 7.65%
  2003*(5) .............................       100,000        108,740
Conseco Finance Securitizations Corp.,
  Series 2000-4 A6 8.31% 2003 ..........        65,000         57,043
Conseco Finance Securitizations Corp.,
  Series 2001-1 AIO 2.50% 2032(5) ......       910,150         60,982
Conseco Finance Securitizations Corp.,
  Series 2001-3 A3 5.79% 2033 ..........        26,000         25,832
Conseco Finance Securitizations Corp.,
  Series 2001-3 A4 6.91% 2033(6) .......       195,000        174,267
Conseco Finance Securitizations Corp.,
  Series 2001-4 A4 7.36% 2003 ..........       140,000        135,325
Conseco Finance Securitizations Corp.,
  Series 2002-1 M2 9.55% 2033 ..........        91,000         63,700
Conseco Finance Securitizations Corp.,
  Series 2002-2 AIO 8.50% 2003(5) ......       194,656         63,648
Conseco Finance, Series 2002-A AIO 7.25%
  2032(5) ..............................       905,213         42,734
Conseco Finance, Series 2002-C AFIO
  7.50% 2003(5) ........................       476,000         37,865
Conseco Finance, Series 2002-C AVIO
  7.50% 2003(5) ........................       275,000         21,989
Conseco Rec. Enthusiast Consumer Trust,
  Series 2001A APIO 5.00% 2025(5) ......       629,893         35,715
FML Net Interest Margin Trust 7.75%
  2032*(5) .............................        43,604         43,141
Green Tree Financial Corp., Series
  1999-5 A5 7.86% 2003 .................       435,000        446,484
Greenpoint Manufactured Housing Trust,
  Series 1999-5 A4 7.59% 2003 ..........       175,000        178,933
GSAMP Trust 8.25% 2032*(5) .............        41,698         41,516
Home Equity Asset Trust, Series 2002-1
  M2 2.71% 2003(3) .....................        25,000         24,701
Home Equity Asset Trust, Series 2002-2
  M2 2.66% 2032(3) .....................        25,000         24,632
Indy Mac Home Equity Loan A-B Trust,
  Series 2002-A AIO 5.00% 2004(5) ......       591,000         16,974
Marriott Vacation Club Owner Trust,
  Series 2002-1A A1 1.98%
  2024*(3)(5) ..........................        68,041         68,041
Merit Securities Corp. 7.88%
  2003(5)(6) ...........................       100,000         98,223
Mid State Trust, Series 10 B 7.54%
  2026(5) ..............................        36,185         32,946
Morgan Stanley Dean Witter Capital I,
  Series 2001-NC3 B1 3.76%
  2003(3)(5) ...........................        25,000         22,546
Morgan Stanley Dean Witter Capital I,
  Series 2002-AM2 B1 3.56%
  2032(3)(5) ...........................        35,000         30,926
Morgan Stanley Dean Witter Capital I,
  Series 2002-HE1 B1 3.11% 2003(3) .....       105,000         99,959
Morgan Stanley Dean Witter Capital I,
  Series 2002-NC3 M2 2.61% 2003(3) .....        27,000         26,505
Novastar Caps Trust, Series 2002-C1 A
  7.15% 2031*(5) .......................        50,092         50,092
Oakwood Mtg. Investors, Inc., Series
  2001-E AIO 6.00% 2009(5) .............       240,531         50,739
Oakwood Mtg. Investors, Inc., Series
  2002-A AIO 6.00% 2010(5) .............       196,322         42,403
Oakwood Mtg. Investors, Inc., Series
  2002-A B1 8.50% 2026(5) ..............        50,000         25,000
Residential Asset Mtg. Products, Inc.
  5.50% 2004(6) ........................       392,381         22,448
Residential Asset Mtg. Products, Inc.,
  Series 2003-RS1 IO 1.0% 2005(5) ......     3,900,000         37,136
Residential Asset Securities Corp.,
  Series 2002-KS6 AIO 4.50% 2005(5) ....       270,484         10,988
Residential Funding Mtg. Securities I,
  Series 2001-HS2 AIO 7.25% 2003(5) ....       134,903          6,345
Sail Net Interest Margin Notes, Series
  2003-BC1A A 7.75% 2033*(5) ...........        71,615         71,267
Structured Asset Investment Loan Trust
  6.00% 2005(5) ........................     1,047,000         85,445
                                                         ------------
                                                            3,369,803
                                                         ------------
INFORMATION TECHNOLOGY -- 0.0%
COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
Xerox Equipment Lease Owner Trust 3.28%
  2003*(3) .............................        32,314         32,433
REAL ESTATE -- 0.0%
REAL ESTATE COMPANIES -- 0.0%
TIAA Commercial Real Estate Sec., Series
  2002-1A IIFX 6.77% 2003*(5) ..........        86,000         93,892
U.S. GOVERNMENT AGENCIES -- 0.0%
U.S. GOVERNMENT AGENCIES -- 0.0%
Federal Home Loan Mtg. Corp. 3.50%
  2003(5)(6) ...........................       351,000         11,162
Federal Home Loan Mtg. Corp., Series
  T-40 S 4.50% 2003(5)(6) ..............       745,000         34,196
                                                         ------------
                                                               45,358
                                                         ------------
TOTAL ASSET-BACKED SECURITIES (cost
  $3,710,093)...........................                    3,541,486
                                                         ------------

                                                                ----------------

BONDS & NOTES -- 15.3%                      PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.2%
AUTOMOTIVE -- 0.1%
AutoZone, Inc. 5.88% 2012 ..............  $     30,000   $     31,118
DaimlerChrysler NA Holding Corp. 7.30%
  2012 .................................        40,000         44,662
DaimlerChrysler NA Holding Corp. 8.50%
  2031 .................................        60,000         70,780
Ford Motor Co. 7.45% 2031 ..............        40,000         30,615
Visteon Corp. 8.25% 2010 ...............        20,000         20,253
HOUSING & HOUSEHOLD DURABLES -- 0.0%
Lennar Corp. 5.95% 2013 ................        20,000         20,491
Pulte Homes, Inc. 6.25% 2013 ...........        20,000         20,659
RETAIL -- 0.1%
Avery Dennison Corp. 4.88% 2013 ........        25,000         25,496
Federated Department Stores 8.50%
  2010 .................................        40,000         48,033
Limited, Inc. 6.13% 2012 ...............        40,000         41,638
Masco Corp. 6.75% 2006 .................        20,000         21,966
Tiaa Retail Commercial Mtg. Trust 7.17%
  2032* ................................        94,308        104,039
                                                         ------------
                                                              479,750
                                                         ------------
CONSUMER STAPLES -- 0.3%
FOOD, BEVERAGE & TOBACCO -- 0.3%
Archer-Daniels-Midland Co. 5.94%
  2032 .................................        30,000         30,272
Campbell Soup Co. 6.75% 2011 ...........        60,000         69,239
ConAgra Foods, Inc. 6.00% 2006 .........        45,000         49,181
ConAgra Foods, Inc. 7.88% 2010 .........        45,000         54,345
Fred Meyer, Inc. 7.45% 2008 ............        70,000         79,765
General Mills, Inc. 5.13% 2007 .........        35,000         37,445
General Mills, Inc. 6.00% 2012 .........         5,000          5,486
Hormel Foods Corp. 6.63% 2011 ..........        25,000         28,557
Kraft Foods, Inc. 5.63% 2011 ...........       125,000        125,457
Kroger Co. 6.80% 2011 ..................        40,000         44,280
PepsiAmericas, Inc. 3.88% 2007 .........        45,000         45,761
Philip Morris Cos., Inc. 7.65% 2008 ....        45,000         47,605
Safeway, Inc. 7.50% 2009 ...............        25,000         29,084
Tyson Foods, Inc. 8.25% 2011 ...........        45,000         50,783
Unilever Capital Corp. 5.90% 2032 ......        40,000         41,205
HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
S.C. Johnson & Son, Inc. 5.75% 2033* ...        25,000         24,405
                                                         ------------
                                                              762,870
                                                         ------------
ENERGY -- 0.3%
ENERGY SERVICES -- 0.1%
Consolidated Natural Gas Co., Series B
  5.38% 2006 ...........................        50,000         54,086
DTE Energy Co. 7.05% 2011 ..............        20,000         22,901
Transocean Sedco Forex, Inc. 6.63%
  2011 .................................        35,000         39,309
ENERGY SOURCES -- 0.2%
Amerada Hess Corp. 5.90% 2006 ..........       120,000        129,083
Canadian Natural Resources, Ltd. 6.45%
  2033 .................................        40,000         41,815
Canadian Natural Resources, Ltd. 7.20%
  2032 .................................        20,000         22,910
Conoco Funding Co. 5.45% 2006 ..........        70,000         76,233
Conoco Funding Co. 6.35% 2011 ..........        55,000         62,185
Devon Financing Corp. 6.88% 2011 .......        60,000         68,285
Devon Financing Corp. 7.88% 2031 .......        15,000         17,905

----------------
82

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Kerr-McGee Corp. 5.38% 2005 ............  $     50,000   $     52,410
Occidental Petroleum Corp. 10.13%
  2009 .................................        25,000         32,868
Union Oil Co. California 7.35% 2009 ....        50,000         58,198
                                                         ------------
                                                              678,188
                                                         ------------
FINANCE -- 3.8%
BANKS -- 0.5%
Banc One Corp. 7.60% 2007 ..............        25,000         28,955
Bank of America Corp. 6.50% 2006 .......        45,000         49,648
Bank of America Corp. 6.88% 2005 .......        45,000         49,098
Bank of America Corp. 7.40% 2011 .......       100,000        119,139
Bank of New York Co., Inc. 3.40%
  2008(4) ..............................        20,000         19,783
Citicorp, Series MTNF 6.38% 2008 .......        40,000         45,071
First Union National Bank 7.80% 2010 ...        60,000         73,279
J.P. Morgan Chase & Co. 5.35% 2007 .....        85,000         91,351
J.P. Morgan Chase & Co. 5.75% 2013 .....        50,000         52,384
Merita Bank, Ltd. 6.50% 2006 ...........        10,000         11,012
National City Bank of Pennsylvania 6.25%
  2011 .................................       105,000        117,476
National Westminster Bank, PLC 7.38%
  2009 .................................        70,000         84,295
Norwest Corp., Series J 6.75% 2027 .....        25,000         27,578
Salomon Brothers Mtg. Securities VII,
  Inc., Series 2002-C2 A1 7.30% 2033 ...        34,513         35,861
Sovereign Bank 5.13% 2013 ..............        10,000          9,975
Washington Mutual, Inc. 5.63% 2007 .....       135,000        146,043
Wells Fargo & Co. 5.90% 2006 ...........       195,000        214,965
FINANCIAL SERVICES -- 3.2%
American Express Co. 3.75% 2007 ........        45,000         46,072
American Express Co. 5.50% 2006 ........        30,000         32,632
Ameritech Capital Funding Co. 6.25%
  2009 .................................        25,000         27,313
Asset Securitization Corp., Series
  1995-MD4 A1 7.10% 2029 ...............        70,714         77,758
Asset Securitization Corp., Series
  1996-MD6 A1B 6.88% 2029 ..............       325,000        333,782
Asset Securitization Corp., Series
  1996-MD6 A1C 7.04% 2029 ..............       145,000        162,448
Asset Securitization Corp., Series
  1997-MD7 A1B 7.41% 2030 ..............       109,200        121,958
Associates Corp. of North America 7.38%
  2007 .................................        20,000         22,830
Bear Stearns Commercial Mtg. Secs.,
  Inc., Series 2000-WF1 A1 7.64%
  2032 .................................       252,223        283,898
Bear Stearns Cos., Inc. 3.00% 2006 .....        40,000         40,377
Bell Atlantic Financial Services, Inc.
  7.60% 2007 ...........................        35,000         39,939
Chase Manhattan Bank-First Union, Series
  1999-1 A1 7.13% 2031 .................        99,376        109,872
CIT Group, Inc. 4.13% 2006 .............        50,000         50,063
CIT Group, Inc. 5.50% 2007 .............        15,000         15,334
CIT Group, Inc. 6.88% 2009 .............        45,000         48,698
Citigroup, Inc. 5.88% 2033 .............       155,000        154,662
Citigroup, Inc. 6.63% 2028 .............        40,000         44,104
Citigroup, Inc. 7.25% 2010 .............        70,000         82,934
Commercial Mtg. Acceptance Corp., Series
  1997-ML1 A2 6.53% 2003 ...............       200,000        216,507
Commercial Mtg. Asset Trust 6.64%
  2003 .................................       240,000        274,314
Countrywide Home Loan Funding Corp.
  5.63% 2007 ...........................        70,000         75,276
Countrywide Home Loans, Series 1998-3 A5
  6.75% 2003 ...........................        53,262         53,617
Countrywide Mtg. Backed Securities,
  Inc., Series 1993-C A8 6.50% 2024 ....        75,398         76,369
Credit Suisse First Boston Mtg. 4.80%
  2036 .................................        63,000         63,315
CS First Boston Mtg. Securities Corp.
  5.26% 2034 ...........................        22,948         24,041
CS First Boston Mtg. Securities Corp.
  6.48% 2040 ...........................       185,000        207,176
CS First Boston Mtg. Securities Corp.,
  Series 2001-26 4AIO 7.50% 2031(5) ....       129,398          4,873
CS First Boston Mtg. Securities Corp.,
  Series 2002-7 AIO 8.00% 2003(5)(4) ...       285,000         23,513

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
CS First Boston Mtg. Securities Corp.,
  Series 2002-9 2AIO 6.00%
  2032(4)(5) ...........................  $    578,000   $     40,460
Daimlerchrysler Holding Corp., NA 3.40%
  2004 .................................        25,000         25,153
Deluxe Corp. 5.00% 2012 ................        30,000         30,575
DLJ Commercial Mtg. Corp., Series
  2000-CKP1 A1A 6.93% 2009 .............       176,154        193,215
FFCA Secured Lending Corp., Series
  2000-1 A2 7.77% 2019*(5) .............       340,000        390,626
First Chicago Corp. 6.38% 2009 .........        50,000         56,413
Ford Motor Credit Co. 6.50% 2007 .......       145,000        139,764
Franchise Finance Corp. 8.75% 2010 .....        30,000         38,014
General Electric Capital Corp. 4.63%
  2009 .................................        55,000         57,246
General Electric Capital Corp. 7.88%
  2006 .................................        55,000         63,783
General Electric Capital Corp., Series
  MTN 3.67% 2006 .......................        80,000         81,062
General Electric Capital Corp., Series
  MTN 6.00% 2012 .......................        65,000         70,882
General Electric Capital Corp., Series
  MTN 6.75% 2032 .......................        10,000         11,263
General Motors Acceptance Corp. 6.13%
  2006 .................................        90,000         92,138
General Motors Acceptance Corp. 6.88%
  2011 .................................         5,000          4,941
General Motors Acceptance Corp. 8.00%
  2031 .................................        25,000         24,342
GGP Mall Properties Trust, Series
  2001-C1A D3 3.53% 2003*(3) ...........        97,713         98,069
Goldman Sachs Group, Inc. 4.13% 2008 ...        30,000         30,802
Goldman Sachs Group, Inc. 5.50% 2014 ...        60,000         61,841
Goldman Sachs Group, Inc. 6.13% 2033 ...        60,000         60,199
Grand Metropolitan Investment Corp.
  8.00% 2022 ...........................        50,000         62,522
GS Mtg. Securities Corp. II, Series
  1998-C1 A1 6.06% 2030 ................       101,130        107,354
Heller Financial, Inc. 7.38% 2009 ......        20,000         23,560
Heller Financial, Inc. 8.00% 2005 ......        25,000         28,083
Household Finance Corp. 6.38% 2012 .....        15,000         16,446
Household Finance Corp. 6.75% 2011 .....        20,000         22,217
Household Finance Corp. 7.00% 2012 .....        50,000         56,991
HSBC Holdings, PLC 5.25% 2012 ..........        95,000         98,235
Istar Asset Receivables Trust, Series
  2002-1A E 2.55% 2003*(3)(5) ..........       114,000        113,862
J.P. Morgan Commercial Mtg. Finance
  Corp. 7.59% 2032 .....................        99,175        109,089
John Deere Capital Corp. 3.13% 2005 ....        25,000         25,576
John Deere Capital Corp. 3.90% 2008 ....        15,000         15,291
John Hancock Financial Services, Inc.
  5.63% 2008 ...........................        30,000         32,238
LB Commercial Conduit Mtg. Trust, Series
  1996-C2 A 7.52% 2003(4) ..............       240,118        253,341
LB-UBS Commercial Mtg. Trust, Series
  2000-C3 A1 7.95% 2003 ................       174,861        198,021
LB-UBS Commercial Mtg. Trust, Series
  2000-C4 A1 7.18% 2019 ................       154,746        173,513
Lehman Brothers Holdings, Inc. 4.00%
  2008 .................................        25,000         25,521
Lehman Brothers Holdings, Inc. 6.63%
  2006 .................................        70,000         77,717
Lehman Brothers Holdings, Inc. 7.50%
  2006 .................................        20,000         22,787
Lehman Structured Securities Corp. 7.00%
  2029*(5) .............................     1,031,219         35,617
Merit Securities Corp. 1.93%
  2003*(3) .............................       131,542        127,868
Merrill Lynch & Co., Inc. 4.75% 2009 ...        30,000         31,067
Merrill Lynch & Co., Inc. 7.08% 2005 ...        55,000         60,932
Merrill Lynch Mtg. Investors, Inc.,
  Series 1997-C1 A2 7.03% 2029 .........        84,535         86,998
Merrill Lynch Mtg. Investors, Inc.,
  Series 1999-C1 A1 7.37% 2003 .........       122,631        130,606
Morgan Stanley Capital I, Inc., Series
  1998-CF1 A1 6.33% 2032 ...............        84,768         89,576
Morgan Stanley Dean Witter 5.80%
  2007 .................................        30,000         32,656
Morgan Stanley Dean Witter Capital I,
  Series 2001-XLF E 2.81% 2003*(3) .....        40,296         40,002
Morgan Stanley Dean Witter Capital I,
  Series 2002-XLF D 2.86% 2003*(3) .....        35,175         35,195
Mtg. Capital Funding, Inc., Series
  1997-MC1 A3 7.29% 2027 ...............       225,000        252,108
National Rural Utilities Cooperative
  Finance Corp. 3.00% 2006 .............        20,000         20,247
National Rural Utilities Cooperative
  Finance Corp. 3.88% 2008 .............        25,000         25,328
National Rural Utilities Cooperative
  Finance Corp. 6.00% 2006 .............        65,000         71,192
Nationwide Mutual Insurance Co. 8.25%
  2031* ................................        15,000         15,964

----------------
84

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Nomura Asset Securities Corp. 8.15%
  2027 .................................  $     38,496   $     42,188
Nomura Asset Securities Corp., Series
  1996-MD5 A1B 7.12% 2039 ..............        84,400         94,107
Principal Life Global Funding I 5.25%
  2013* ................................        30,000         30,526
Prudential Funding, LLC 6.60% 2008* ....        45,000         50,030
Residential Asset Mtg. Products, Inc.
  7.00% 2003(5) ........................       147,000        151,847
Saco I, Inc., Series 2001 8.00%
  2003*(5)(6) ..........................       227,760         16,299
Sasco Arc Net Interest Margin Notes,
  Series 2002-BC10 A 7.75% 2033*(5) ....        44,171         43,769
State Street Capital Trust 1.87%
  2003(3) ..............................        20,000         19,993
Strategic Hotel Capital, LLC, Series
  2003-1 I 3.68% 2013*(3)(5) ...........        34,000         34,000
Structured Asset Securities Corp.,
  Series 2002-HF1 AIO 6.00% 2033(5) ....       927,818         49,911
Textron Financial Corp. 6.00% 2009 .....        40,000         42,512
Verizon Global Funding Corp. 7.25%
  2010 .................................        80,000         92,974
Verizon Global Funding Corp. 7.75%
  2030 .................................        30,000         36,074
INSURANCE -- 0.1%
Allstate Corp. 6.75% 2018 ..............        20,000         22,552
Executive Risk Capital Trust, Series B
  8.68% 2027 ...........................        30,000         33,743
MetLife, Inc. 3.91% 2005 ...............        20,000         20,578
Nationwide Financial Services, Inc.
  5.63% 2015 ...........................        10,000         10,200
Prudential Commercial Mtg. Trust, Series
  2003-PWR1 X2 IO 1.73% 2036*(5) .......     1,238,000        108,131
St. Paul Cos., Inc. 5.75% 2007 .........        65,000         68,882
Travelers Property Casualty Corp. 3.75%
  2008* ................................        10,000          9,992
                                                         ------------
                                                            8,956,404
                                                         ------------
HEALTHCARE -- 0.1%
DRUGS -- 0.1%
American Home Products Corp. 7.90%
  2005 .................................        20,000         22,045
Bayer Corp. 6.20% 2028*(4) .............        15,000         16,287
Wyeth 5.25% 2013 .......................        50,000         51,122
Wyeth 6.70% 2011 .......................        30,000         33,965
HEALTH SERVICES -- 0.0%
HCA, Inc. 6.25% 2013 ...................        15,000         15,387
Tenet Healthcare Corp. 7.38% 2013 ......        30,000         30,150
MEDICAL PRODUCTS -- 0.0%
Baxter International, Inc. 4.63%
  2015* ................................        15,000         14,537
                                                         ------------
                                                              183,493
                                                         ------------
INDUSTRIAL & COMMERCIAL -- 0.3%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Boeing Co. 6.13% 2033 ..................        15,000         14,167
Lockheed Martin Corp. 8.50% 2029 .......        65,000         85,097
Northrop Grumman Corp. 7.75% 2016 ......        50,000         60,665
Raytheon Co. 5.38% 2013 ................        15,000         15,109
Raytheon Co. 6.75% 2007 ................        25,000         27,628
BUSINESS SERVICES -- 0.1%
Cendant Corp. 7.38% 2013 ...............        30,000         31,272
Monsanto Co. 7.38% 2012 ................        20,000         22,002
Waste Management, Inc. 6.38% 2012 ......         5,000          5,334
Waste Management, Inc. 7.38% 2010 ......        45,000         50,813

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY -- 0.0%
Parker-Hannifin Corp. 4.88% 2013 .......  $     10,000   $     10,099
Tyco International Group SA 6.38%
  2011 .................................        15,000         14,025
Tyco International Group SA 6.75%
  2011 .................................        25,000         23,875
TRANSPORTATION -- 0.1%
Canadian National Railway Co. 7.38%
  2031 .................................        70,000         85,993
CSX Corp. 4.88% 2009 ...................        10,000         10,323
CSX Corp. 6.25% 2008 ...................        50,000         55,635
Norfolk Southern Corp. 7.25% 2031 ......        35,000         39,951
Union Pacific Corp. 6.65% 2011 .........       105,000        118,871
                                                         ------------
                                                              670,859
                                                         ------------
INFORMATION & ENTERTAINMENT -- 0.3%
BROADCASTING & MEDIA -- 0.2%
AOL Time Warner, Inc. 5.63% 2005 .......        40,000         41,690
AOL Time Warner, Inc. 6.75% 2011 .......        15,000         15,921
AOL Time Warner, Inc. 7.63% 2031 .......       125,000        132,645
Clear Channel Communications, Inc. 5.75%
  2013 .................................        45,000         46,516
Comcast Corp. 5.85% 2010 ...............        10,000         10,360
Cox Enterprises, Inc. 8.00% 2007* ......        20,000         22,481
Jones Intercable, Inc. 7.63% 2008 ......         5,000          5,615
Liberty Media Corp. 8.50% 2029 .........        10,000         10,909
News America Holdings, Inc. 7.70%
  2025 .................................       120,000        132,773
News America, Inc. 4.75% 2010* .........        10,000          9,968
News America, Inc. 6.55% 2033* .........        20,000         19,263
Tele-Communications, Inc. 7.88% 2013 ...        50,000         57,258
Viacom, Inc. 7.70% 2010 ................        35,000         42,204
ENTERTAINMENT PRODUCTS -- 0.0%
Walt Disney Co. 5.38% 2007 .............        30,000         31,600
LEISURE & TOURISM -- 0.1%
Hilton Hotels Corp. 8.25% 2011 .........        25,000         25,813
McDonald's Corp. 6.38% 2028 ............        60,000         63,195
                                                         ------------
                                                              668,211
                                                         ------------
INFORMATION TECHNOLOGY -- 0.5%
COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
Hewlett-Packard Co. 5.50% 2007 .........        25,000         26,812
International Business Machines Corp.
  4.25% 2009 ...........................        30,000         31,074
TELECOMMUNICATIONS -- 0.5%
AT&T Broadband Corp. 8.38% 2013 ........        99,000        117,296
AT&T Corp. 6.00% 2009 ..................        10,000         10,044
AT&T Corp. 7.30% 2011 ..................        25,000         26,906
AT&T Corp. 8.50% 2031 ..................        20,000         21,499
AT&T Wireless Services, Inc. 7.88%
  2011 .................................        40,000         44,738
AT&T Wireless Services, Inc. 8.75%
  2031 .................................        15,000         17,201
British Telecommunications, PLC 8.88%
  2030 .................................       100,000        128,315
Cingular Wireless, LLC 5.63% 2006 ......       110,000        117,582
Citizens Communications Co. 7.63%
  2008 .................................        30,000         34,903
Citizens Communications Co. 9.25%
  2011 .................................        40,000         50,240
Cox Communications, Inc. 7.13% 2012 ....        20,000         22,744
Cox Communications, Inc. 7.75% 2010 ....        25,000         29,224

----------------
86

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
France Telecom SA 9.25% 2011 ...........  $     65,000   $     78,132
France Telecom SA 10.00% 2031 ..........        40,000         52,094
New England Telephone & Telegraph Co.
  7.88% 2029 ...........................        80,000         97,560
Royal KPN NV 8.00% 2010 ................        10,000         11,785
Royal KPN NV 8.38% 2030 ................        20,000         24,661
Sprint Capital Corp. 6.13% 2008 ........        30,000         29,700
Sprint Capital Corp. 6.88% 2028 ........        80,000         70,000
Telus Corp. 7.50% 2007 .................        40,000         42,200
Verizon Wireless Capital, LLC 5.38%
  2006 .................................        10,000         10,690
Vodafone Airtouch, PLC 7.63% 2005 ......        30,000         33,037
Vodafone Group, PLC 6.25% 2032 .........        50,000         51,310
Vodafone Group, PLC 7.75% 2010 .........        30,000         35,892
VoiceStream Wireless Corp. 11.88%
  2009(6) ..............................        30,000         28,500
                                                         ------------
                                                            1,244,139
                                                         ------------
MATERIALS -- 0.2%
CHEMICALS -- 0.1%
Chevron Phillips Chemical Co., LLC 5.38%
  2007 .................................        95,000         99,848
Dow Chemical Co. 5.75% 2009 ............        50,000         51,358
Dow Chemical Co. 8.55% 2009 ............        20,000         23,003
FOREST PRODUCTS -- 0.1%
Abitibi-Consolidated, Inc. 6.95%
  2006 .................................        45,000         46,333
Domtar, Inc. 7.88% 2011 ................        50,000         59,009
International Paper Co. 6.75% 2011 .....        85,000         95,293
Weyerhaeuser Co. 6.75% 2012 ............        40,000         43,852
METALS & MINERALS -- 0.0%
Alcoa, Inc. 6.50% 2011 .................        60,000         67,160
Timken Co. 5.75% 2010 ..................        15,000         15,279
                                                         ------------
                                                              501,135
                                                         ------------
REAL ESTATE -- 0.2%
REAL ESTATE COMPANIES -- 0.1%
EOP Operating LP 7.00% 2011 ............        80,000         89,639
Liberty Property LP 7.25% 2011 .........        25,000         28,298
Liberty Property LP 7.75% 2009 .........        40,000         46,491
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Archstone-Smith Operating Trust 5.00%
  2007 .................................        60,000         62,139
Boston Properties, Inc. 6.25% 2013* ....        75,000         78,575
Hospitality Properties Trust 6.75%
  2013 .................................        25,000         25,607
HRPT Properties Trust 6.50% 2013 .......        30,000         31,026
Mack-Cali Reality LP 7.75% 2011 ........        70,000         80,318
                                                         ------------
                                                              442,093
                                                         ------------
U.S. GOVERNMENT AGENCIES -- 6.3%
U.S. GOVERNMENT AGENCIES -- 6.3%
Federal Home Loan Mtg. Corp. 6.00%
  2033 .................................        36,809         38,176
Federal Home Loan Mtg. Corp. 7.50%
  2029-2042 ............................       279,294        300,263
Federal Home Loan Mtg. Corp. 8.50%
  2028 .................................        26,331         28,618
Federal National Mtg. Assoc. 2.09%
  2003(4)(5) ...........................     1,461,480         54,858
Federal National Mtg. Assoc. 4.25%
  2004(5)(6) ...........................       800,000         41,452

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 4.50% due
  April TBA ............................  $    404,000   $    409,050
Federal National Mtg. Assoc. 4.50% due
  May TBA ..............................       666,000        671,620
Federal National Mtg. Assoc. 5.88%
  2031(3) ..............................       191,624        199,831
Federal National Mtg. Assoc. 6.00%
  2011-2017 ............................       179,353        199,619
Federal National Mtg. Assoc. 6.50% due
  April TBA ............................     1,781,324      1,857,586
Federal National Mtg. Assoc. 7.00%
  2003-2042(5) .........................     5,702,250      6,028,443
Federal National Mtg. Assoc. 7.25%
  2010-2030 ............................     1,686,000      2,058,637
Federal National Mtg. Assoc. 7.50%
  2003-2042 ............................     1,736,417      1,894,056
Federal National Mtg. Assoc. 8.00%
  2025 .................................       100,575        109,834
Federal National Mtg. Assoc. 9.00%
  2026 .................................         9,742         10,790
Federal National Mtg. Assoc., Series
  2000-T6 PO zero coupon 2030(5) .......         8,836          6,583
Federal National Mtg. Assoc., Series
  2001-50 IO 0.49% 2003(4)(5) ..........     2,465,400         38,137
Federal National Mtg. Assoc., Series
  2001-T1 PO zero coupon
  2028-2031(5) .........................         7,185          5,353
Federal National Mtg. Assoc., Series
  2001-T10 PO zero coupon 2041(5) ......        90,068         67,100
Federal National Mtg. Assoc., Series
  2001-T12 IO 0.57% 2041(4)(5) .........     1,480,018         26,363
Federal National Mtg. Assoc., Series
  2001-T12 PO zero coupon 2041 .........           793            745
Federal National Mtg. Assoc., Series
  2001-T3 PO zero coupon 2040(5) .......         5,996          4,467
Federal National Mtg. Assoc., Series
  2001-T4 PO zero coupon 2028(5) .......        31,248         23,280
Federal National Mtg. Assoc., Series
  2001-T7 PO zero coupon 2041(5) .......        10,533          7,847
Federal National Mtg. Assoc., Series
  2001-T8 PO zero coupon 2003(2) .......        96,392         71,812
Federal National Mtg. Assoc., Series
  2002-T1 IO 0.42% 2003(4)(5) ..........     1,409,566         18,941
Federal National Mtg. Assoc., Series
  2002-T4 IO 0.45% 2003(4)(5) ..........     7,815,789        108,688
Federal National Mtg. Assoc., Series
  2002-T4 PO zero coupon 2041 ..........         1,927          1,808
Federal National Mtg. Assoc., Series
  2002-T6 PO zero coupon 2041(5) .......         1,407          1,048
Federal National Mtg. Assoc., Series
  2002-W3 PO zero coupon 2028 ..........         2,360          2,291
Federal National Mtg. Assoc., Series
  2002-W4 PO zero coupon 2042(5) .......         2,249          1,675
Federal National Mtg. Assoc., Series
  2002-W7 PO zero coupon 2029 ..........         1,813          1,692
FHLMC Structured Pass Through
  Securities, Series T-51 IO 0.47%
  2003(4)(5) ...........................       565,861          8,488
Government National Mtg. Assoc. 5.50%
  due April TBA ........................       300,000        307,875
Government National Mtg. Assoc. 9.00%
  2029 .................................        90,267        100,541
Government National Mtg. Assoc. 9.50%
  2017 .................................        20,361         22,944
                                                         ------------
                                                           14,730,511
                                                         ------------
GOVERNMENT OBLIGATIONS -- 2.4%
U.S. TREASURIES -- 2.4%
United States Treasury Bonds 6.00%
  2026 .................................       485,000        555,704
United States Treasury Bonds 6.25%
  2030 .................................       573,000        683,795
United States Treasury Bonds 8.00%
  2021 .................................       550,000        766,455
United States Treasury Notes 3.00%
  2007 .................................     1,520,000      1,540,900
United States Treasury Notes 6.50%
  2010 .................................     1,741,000      2,077,298
                                                         ------------
                                                            5,624,152
                                                         ------------
UTILITIES -- 0.5%
ELECTRIC UTILITIES -- 0.4%
AEP Texas Central Co. 5.50% 2013* ......        10,000         10,213
Alabama Power Co. 5.88% 2022 ...........        35,000         35,967
American Electric Power Co., Inc. 5.38%
  2010 .................................         5,000          5,076
American Electric Power Co., Inc. 6.13%
  2006 .................................         5,000          5,317
Constellation Energy Group, Inc. 6.13%
  2009 .................................        40,000         43,538
Dominion Resources, Inc. 5.13% 2009 ....        75,000         77,540
Duke Energy Corp. 3.75% 2008* ..........        10,000          9,987
Emerson Electric Co. 4.63% 2012 ........        30,000         30,241
Exelon Corp. 6.75% 2011 ................       100,000        112,405

----------------
88

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
FirstEnergy Corp. 5.50% 2006 ...........  $     65,000   $     67,758
Florida Power Corp. 5.90% 2033 .........        10,000         10,015
Georgia Power Co. 6.20% 2006 ...........        30,000         33,117
NiSource Finance Corp. 7.50% 2003 ......        45,000         46,483
NiSource Finance Corp. 7.88% 2010 ......        50,000         57,817
Northern States Power Co. 8.00% 2012 ...        30,000         37,090
Oncor Electric Delivery Co. 6.38%
  2015* ................................        20,000         22,011
Oncor Electric Delivery Co. 6.38%
  2012 .................................        15,000         16,582
Pepco Holdings, Inc. 5.50% 2007* .......        45,000         47,606
Progress Energy, Inc. 6.75% 2006 .......        30,000         32,814
PSE&G Power, LLC 6.95% 2012 ............        25,000         27,668
PSE&G Power, LLC 8.63% 2031 ............        10,000         12,275
Public Service Co. of Colorado 6.88%
  2009 .................................        30,000         33,175
Public Service Electric & Gas Co. 6.38%
  2008(4) ..............................        40,000         44,830
Sempra Energy 7.95% 2010 ...............        30,000         34,901
Virginia Electric and Power Co. 4.75%
  2013 .................................        20,000         20,130
GAS & PIPELINE UTILITIES -- 0.0%
Conectiv, Inc. 5.30% 2005 ..............        75,000         78,066
Duke Energy Field Services Corp. 5.75%
  2006 .................................        20,000         20,763
National Fuel Gas Co. 5.25% 2013 .......        10,000         10,077
TELEPHONE -- 0.1%
BellSouth Capital Funding Corp. 7.75%
  2010 .................................        20,000         24,060
Deutsche Telekom International 8.50%
  2010 .................................        55,000         64,540
Deutsche Telekom International Finance
  BV 8.25% 2030 ........................        60,000         71,199
                                                         ------------
                                                            1,143,261
                                                         ------------
TOTAL BONDS & NOTES (cost
  $35,133,287)..........................                   36,085,066
                                                         ------------

WARRANTS -- 0.0%
                                             SHARES
----------------------------------------------------------------------
FINANCE -- 0.0%
BANKS -- 0.0%
UBS AG (London) Infosys Technologies,
  Ltd.Low Exercise C/Wtsinfosys 144A (5)
  (cost $37,448)........................           539         45,895
                                                         ------------

EXCHANGE TRADED FUNDS -- 0.8%
----------------------------------------------------------------------
FINANCE -- 0.8%
FINANCIAL SERVICES -- 0.8%
iShares Russell 1000 Growth Index
  Fund..................................        11,671        418,405
SPDR Trust, Series 1 ...................        14,867      1,259,830
                                                         ------------
TOTAL EXCHANGE TRADED FUNDS (cost
  $1,714,668)...........................                    1,678,235
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
  $219,794,028).........................                  200,464,239
                                                         ------------

                                                                ----------------

SHORT-TERM SECURITIES -- 9.9%               PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
COMMERCIAL PAPER -- 3.3%
Preferred Receivables Funding Corp. 0.1%
  due 4/14/03@..........................  $  7,800,000   $  7,796,508
                                                         ------------
CORPORATE SHORT-TERM NOTES -- 3.2%
Jupiter Securitization Corp. 1.28% due
  4/28/03@..............................     7,576,000      7,568,727
                                                         ------------
FEDERAL AGENCY OBLIGATIONS -- 2.1%
Federal National Mtg. Assoc. Disc. Notes
  1.22% due 5/7/03@.....................     5,000,000      4,993,875
                                                         ------------
U.S. GOVERNMENT AGENCIES -- 1.3%
United States Treasury Bills 1.40% due
  5/8/03@...............................     3,075,000      3,071,384
                                                         ------------
TOTAL SHORT-TERM SECURITIES (cost
  $23,430,494)..........................                   23,430,494
                                                         ------------

REPURCHASE AGREEMENT -- 6.2%
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.2%
Agreement with Banc of America, bearing
  interest at 1.34%, dated 3/31/03, to
  be repurchased 4/01/03 in the amount
  of $14,493,532 and collateralized by
  $12,955,000 of Federal Home Loan Bank
  Bonds, bearing interest at 5.75%, due
  5/15/12 and having an approximate
  value of $14,788,161 @(2)
  (cost $14,493,000) ...................    14,493,000     14,493,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $257,717,522)                           101.1%  238,387,733
Liabilities in excess of other assets --         (1.1)   (2,694,524)
                                           ----------  ------------
NET ASSETS--                                   100.00% $235,693,209
                                           ==========  ============

-------------
+   Non-income producing securities.
@  The security or a portion thereof represents collateral for open futures contracts.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
#  Security represents an investment in an affiliated company
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
PO -- Principal Only
IO -- Interest Only
(1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(2) The security or a portion thereof represents collateral for TBAs.
(3) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2003.
(4) Variable rate security -- the rate reflected is as of March 31, 2003; maturity date reflects the next reset date.
(5) Fair valued security; see Note 2
(6) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

----------------
90

OPEN FUTURES CONTRACTS
-----------------------------------------------------------------------------------------------------------------
                                                                                                     UNREALIZED
NUMBER OF                                             EXPIRATION      VALUE AT      VALUE AS OF     APPRECIATION/
CONTRACTS               DESCRIPTION                      DATE        TRADE DATE    MARCH 31, 2003   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
      105 Long          S & P 500 Index               June 2003      $21,576,830    $22,233,750       $ 656,920
      18 Short          S & P 500 Index               June 2003        3,851,273      3,811,500          39,773
       58 Long          Long Gilt Index               June 2003       11,182,906     11,038,861        (144,045)
      95 Short          US Treasury 10 Yr Note        June 2003       10,895,694     10,913,125         (17,431)
       74 Long          Topix Index                   June 2003        4,868,326      4,879,290          10,964
       6 Short          90 Day Euro$ Index            June 2003        1,481,307      1,482,750          (1,443)
      19 Short          SPI 200 Index                 June 2003          831,843        832,791            (948)
                                                                                                      ---------
                                                                                                      $ 543,790
                                                                                                      =========

See Notes to Financial Statements.

                                                                ----------------

------------------

SEASONS SERIES TRUST
STOCK PORTFOLIO                           INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 97.5%
                                                                   SHARES        VALUE
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.1%
APPAREL & TEXTILES -- 0.8%
Hermes International .......................................          4,100   $    549,763
Industria de Diseno Textil SA ..............................         49,100        952,234

AUTOMOTIVE -- 0.9%
Harley-Davidson, Inc. ......................................         40,600      1,612,226

RETAIL -- 7.4%
Best Buy Co., Inc.+ ........................................         36,700        989,799
Home Depot, Inc. ...........................................        123,000      2,996,280
Kohl's Corp.+ ..............................................         24,900      1,408,842
Target Corp. ...............................................        115,300      3,373,678
Wal-Mart de Mexico SA de CV ................................        201,200        490,540
Wal-Mart de Mexico SA de CV ADR ............................         32,100        780,030
Wal-Mart Stores, Inc. ......................................         39,500      2,055,185
Walgreen Co. ...............................................         60,100      1,771,748
                                                                              ------------
                                                                                16,980,325
                                                                              ------------

CONSUMER STAPLES -- 5.7%
FOOD, BEVERAGE & TOBACCO -- 5.7%
Altria Group, Inc. .........................................         33,600      1,006,656
Anheuser-Busch Cos., Inc. ..................................         16,900        787,709
Coca-Cola Co. ..............................................         32,000      1,295,360
Companhia de Bebidas das Americas ..........................      3,634,000        613,490
Compass Group, PLC .........................................        253,700      1,082,806
General Mills, Inc. ........................................         39,400      1,794,670
Koninklijke Ahold NV .......................................         21,900         72,817
PepsiCo, Inc. ..............................................         25,500      1,020,000
Sysco Corp. ................................................         49,200      1,251,648
Unilever, PLC ..............................................        182,900      1,692,684
                                                                              ------------
                                                                                10,617,840
                                                                              ------------

EDUCATION -- 1.1%
EDUCATION -- 1.1%
Apollo Group, Inc., Class A+ ...............................         41,050      2,048,395
                                                                              ------------

ENERGY -- 3.8%
ENERGY SERVICES -- 1.7%
Baker Hughes, Inc. .........................................         58,100      1,738,933
Schlumberger, Ltd. .........................................         39,200      1,489,992

ENERGY SOURCES -- 2.1%
ChevronTexaco Corp. ........................................         22,600      1,461,090
Exxon Mobil Corp. ..........................................         69,734      2,437,203
                                                                              ------------
                                                                                 7,127,218
                                                                              ------------

----------------
92

COMMON STOCK (CONTINUED)
                                                                   SHARES        VALUE
------------------------------------------------------------------------------------------
FINANCE -- 17.2%
BANKS -- 2.9%
Northern Trust Corp. .......................................         41,100   $  1,251,495
State Street Corp. .........................................         42,700      1,350,601
U.S. Bancorp ...............................................        100,100      1,899,898
Wells Fargo & Co. ..........................................         18,800        845,812

FINANCIAL SERVICES -- 10.4%
Charles Schwab Corp. .......................................         78,900        569,658
Citigroup, Inc. ............................................        210,735      7,259,821
Concord EFS, Inc.+ .........................................         92,600        870,440
Fannie Mae .................................................         25,500      1,666,425
Freddie Mac ................................................         60,800      3,228,480
Mellon Financial Corp. .....................................         53,300      1,133,158
Merrill Lynch & Co., Inc. ..................................         63,700      2,254,980
Morgan Stanley .............................................         24,400        935,740
SLM Corp. ..................................................         13,200      1,464,144

INSURANCE -- 3.9%
ACE, Ltd. ..................................................         59,700      1,728,315
Hartford Financial Services Group, Inc. ....................         22,400        790,496
Marsh & McLennan Cos., Inc. ................................         36,300      1,547,469
Progressive Corp. ..........................................         11,200        664,272
Travelers Property Casualty Corp., Class A .................        103,855      1,463,317
XL Capital, Ltd., Class A ..................................         14,600      1,033,388
                                                                              ------------
                                                                                31,957,909
                                                                              ------------

HEALTHCARE -- 22.1%
DRUGS -- 9.6%
Abbott Laboratories ........................................         55,000      2,068,550
Amgen, Inc.+ ...............................................         37,200      2,140,860
Forest Laboratories, Inc.+ .................................         22,800      1,230,516
Gilead Sciences, Inc.+ .....................................         33,000      1,385,670
Pfizer, Inc. ...............................................        190,050      5,921,958
Pharmacia Corp. ............................................         39,579      1,713,771
Sanofi-Synthelabo SA .......................................         26,700      1,342,124
Schering-Plough Corp. ......................................         20,300        361,949
Wyeth ......................................................         45,500      1,720,810

HEALTH SERVICES -- 6.3%
HCA, Inc. ..................................................         49,700      2,055,592
UnitedHealth Group, Inc. ...................................         74,100      6,792,747
Wellpoint Health Networks, Inc., Class A+ ..................         38,400      2,947,200

MEDICAL PRODUCTS -- 6.2%
Baxter International, Inc. .................................         64,700      1,206,008
Biomet, Inc. ...............................................         34,500      1,057,425
Biovail Corp.+ .............................................         29,200      1,164,204
Boston Scientific Corp.+ ...................................         18,400        749,984
Cardinal Health, Inc. ......................................         27,900      1,589,463
Johnson & Johnson ..........................................         64,300      3,721,041
MedImmune, Inc.+ ...........................................         40,600      1,332,898

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                   SHARES        VALUE
------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
St. Jude Medical, Inc.+ ....................................         13,300   $    648,375
                                                                              ------------
                                                                                41,151,145
                                                                              ------------

INDUSTRIAL & COMMERCIAL -- 11.0%
BUSINESS SERVICES -- 6.5%
Accenture, Ltd., Class A+ ..................................         96,300      1,492,650
Cendant Corp.+ .............................................        160,900      2,043,430
First Data Corp. ...........................................        144,300      5,340,543
Fiserv, Inc.+ ..............................................         50,200      1,580,296
Paychex, Inc. ..............................................         20,400        560,388
Securitas AB, Class B ......................................        114,700      1,083,366

ELECTRICAL EQUIPMENT -- 1.1%
Tyco International, Ltd. ...................................        165,392      2,126,941

MACHINERY -- 0.3%
Deere & Co. ................................................         13,300        522,158

MULTI-INDUSTRY -- 2.8%
Danaher Corp. ..............................................         24,900      1,637,424
General Electric Co. .......................................        136,000      3,468,000

TRANSPORTATION -- 0.3%
United Parcel Service, Inc., Class B .......................         11,200        638,400
                                                                              ------------
                                                                                20,493,596
                                                                              ------------

INFORMATION & ENTERTAINMENT -- 11.1%
BROADCASTING & MEDIA -- 7.8%
AOL Time Warner, Inc.+ .....................................         91,700        995,862
Clear Channel Communications, Inc.+ ........................         65,300      2,214,976
Comcast Corp., Sp. Class A+ ................................        101,000      2,776,490
Liberty Media Corp., Class A+ ..............................        285,792      2,780,756
Omnicom Group, Inc. ........................................         22,700      1,229,659
Univision Communications, Inc., Class A+ ...................         77,500      1,899,525
Viacom, Inc., Class B+ .....................................         71,641      2,616,329

ENTERTAINMENT PRODUCTS -- 0.5%
Walt Disney Co. ............................................         55,800        949,716

LEISURE & TOURISM -- 2.8%
Carnival Corp. .............................................         47,000      1,133,170
MGM Mirage, Inc.+ ..........................................         30,700        897,975
Starbucks Corp.+ ...........................................         50,700      1,306,032
USA Interactive+ ...........................................         66,000      1,768,140
                                                                              ------------
                                                                                20,568,630
                                                                              ------------

INFORMATION TECHNOLOGY -- 16.4%
COMMUNICATION EQUIPMENT -- 0.4%
QUALCOMM, Inc. .............................................         23,100        832,986

----------------
94

COMMON STOCK (CONTINUED)
                                                                   SHARES        VALUE
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES -- 2.4%
Affiliated Computer Services, Inc., Class A+ ...............         72,400   $  3,204,424
Automatic Data Processing, Inc. ............................         12,700        391,033
SunGard Data Systems, Inc.+ ................................         46,200        984,060

COMPUTER SOFTWARE -- 3.9%
Adobe Systems, Inc. ........................................         39,900      1,230,117
Intuit, Inc.+ ..............................................         10,100        375,720
Microsoft Corp. ............................................        213,700      5,173,677
VERITAS Software Corp.+ ....................................         21,600        379,728

COMPUTERS & BUSINESS EQUIPMENT -- 1.1%
Dell Computer Corp.+ .......................................         72,400      1,977,244

ELECTRONICS -- 2.1%
Analog Devices, Inc.+ ......................................         43,400      1,193,500
Applied Materials, Inc.+ ...................................         81,700      1,027,786
Maxim Integrated Products, Inc. ............................         23,600        852,432
Samsung Electronics Co., Ltd. ..............................          3,800        862,670

INTERNET CONTENT -- 0.8%
Yahoo!, Inc.+ ..............................................         61,900      1,486,838

TELECOMMUNICATIONS -- 5.7%
Cisco Systems, Inc.+ .......................................        199,500      2,589,510
EchoStar Communications Corp., Class A+ ....................         62,700      1,810,776
Nextel Communications, Inc., Class A+ ......................        116,600      1,561,274
Nokia Oyj Sponsored ADR ....................................         13,200        184,932
NTT DoCoMo, Inc. ...........................................            280        524,073
Vodafone Group, PLC ........................................      1,772,166      3,162,623
Vodafone Group, PLC ADR ....................................         41,600        757,952
                                                                              ------------
                                                                                30,563,355
                                                                              ------------
TOTAL COMMON STOCK (cost $199,788,688)......................                   181,508,413
                                                                              ------------

EXCHANGE TRADED FUNDS -- 1.9%
                                                                   SHARES
------------------------------------------------------------------------------------------
FINANCE -- 1.9%
FINANCIAL SERVICES -- 1.9%
T. Rowe Price Reserve Investment Fund
 (cost $3,435,081)..........................................      3,435,081      3,435,081
                                                                              ------------
TOTAL INVESTMENT SECURITIES (cost $203,223,769).............                   184,943,494
                                                                              ------------

TOTAL INVESTMENTS --
  (cost $203,223,769)                                                   99.4%   184,943,494
Other assets less liabilities --                                         0.6      1,142,503
                                                                       -----   ------------
NET ASSETS --                                                          100.0%  $186,085,997
                                                                       =====   ============

-------------
+   Non-income producing securities.
ADR -- American Depository Receipt

See Notes to Financial Statements.

                                                                ----------------

------------------

SEASONS SERIES TRUST
LARGE CAP GROWTH
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 91.1%
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.9%
APPAREL & TEXTILES -- 0.2%
Cintas Corp. .........................................           730    $      24,017
Gap, Inc. ............................................         3,800           55,062

AUTOMOTIVE -- 0.2%
AutoZone, Inc.+ ......................................           420           28,858
Harley-Davidson, Inc. ................................         1,300           51,623

HOUSING & HOUSEHOLD DURABLES -- 0.0%
Maytag Corp. .........................................           340            6,470
Whirlpool Corp. ......................................           290           14,219

RETAIL -- 6.5%
Avery Dennison Corp. .................................           470           27,575
Avon Products, Inc. ..................................         7,755          442,423
Bed Bath & Beyond, Inc.+ .............................         1,260           43,520
Best Buy Co., Inc.+ ..................................         1,380           37,219
Dollar General Corp. .................................         1,430           17,460
Dollar Tree Stores, Inc.+ ............................         8,230          163,777
Family Dollar Stores, Inc. ...........................         4,540          140,195
Kohl's Corp.+ ........................................         2,965          167,760
Lowe's Cos., Inc. ....................................         5,450          222,469
RadioShack Corp. .....................................           720           16,049
Staples, Inc.+ .......................................         2,030           37,210
Target Corp. .........................................         3,900          114,114
Tiffany & Co. ........................................           620           15,500
TJX Cos., Inc. .......................................         6,655          117,128
Wal-Mart Stores, Inc. ................................        33,560        1,746,127
Walgreen Co. .........................................         9,400          277,112
                                                                        -------------
                                                                            3,765,887
                                                                        -------------

CONSUMER STAPLES -- 8.0%
FOOD, BEVERAGE & TOBACCO -- 5.0%
Altria Group, Inc. ...................................         8,880          266,045
Anheuser-Busch Cos., Inc. ............................         3,680          171,525
Brown-Forman Corp., Class B ..........................           260           19,994
Campbell Soup Co. ....................................         1,760           36,960
Coca-Cola Co. ........................................        17,350          702,328
General Mills, Inc. ..................................         1,580           71,969
H.J. Heinz Co. .......................................         1,510           44,092
Hershey Foods Corp. ..................................           590           36,969
Kellogg Co. ..........................................         1,750           53,638
McCormick & Co., Inc. ................................           600           14,484
Pepsi Bottling Group, Inc. ...........................         1,200           21,516
PepsiCo, Inc. ........................................        19,710          788,400
Sara Lee Corp. .......................................         3,360           62,832
Sysco Corp. ..........................................         2,810           71,486

----------------
96

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
UST, Inc. ............................................           720    $      19,872
Wm. Wrigley Jr. Co. ..................................         5,970          337,305

HOUSEHOLD & PERSONAL PRODUCTS -- 3.0%
Clorox Co. ...........................................           950           43,861
Colgate-Palmolive Co. ................................         7,210          392,512
Gillette Co. .........................................         8,290          256,493
Kimberly-Clark Corp. .................................         2,210          100,467
Newell Rubbermaid, Inc. ..............................         1,150           32,603
Procter & Gamble Co. .................................         8,850          788,092
Tupperware Corp. .....................................           250            3,455
                                                                        -------------
                                                                            4,336,898
                                                                        -------------

EDUCATION -- 0.1%
EDUCATION -- 0.1%
Apollo Group, Inc., Class A+ .........................           750           37,425
                                                                        -------------

ENERGY -- 3.6%
ENERGY SERVICES -- 0.9%
BJ Services Co.+ .....................................         6,850          235,571
Patterson-UTI Energy, Inc.+ ..........................         2,510           81,224
Schlumberger, Ltd. ...................................         1,200           45,612
Smith International, Inc.+ ...........................         4,465          157,302

ENERGY SOURCES -- 2.7%
Anadarko Petroleum Corp. .............................         1,100           50,050
Apache Corp. .........................................           840           51,862
ChevronTexaco Corp. ..................................         3,616          233,774
EnCana Corp. .........................................         4,937          160,412
Exxon Mobil Corp. ....................................        20,384          712,421
Murphy Oil Corp. .....................................         5,685          251,106
                                                                        -------------
                                                                            1,979,334
                                                                        -------------

FINANCE -- 12.1%
BANKS -- 1.9%
Bank of America Corp. ................................         4,200          280,728
Bank of New York Co., Inc. ...........................         1,700           34,850
Fifth Third Bancorp ..................................         6,220          311,871
North Fork Bancorp., Inc. ............................           690           20,320
State Street Corp. ...................................         5,000          158,150
Wells Fargo & Co. ....................................         4,800          215,952

FINANCIAL SERVICES -- 6.3%
American Express Co. .................................         5,650          187,750
Charles Schwab Corp. .................................        21,220          153,208
Citigroup, Inc. ......................................        15,526          534,871
Concord EFS, Inc.+ ...................................         2,190           20,586
E*TRADE Group, Inc.+ .................................        12,205           51,383
Equifax, Inc. ........................................           610           12,194
Fannie Mae ...........................................        14,110          922,088
Freddie Mac ..........................................         9,850          523,035

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Goldman Sachs Group, Inc. ............................         5,785    $     393,843
H&R Block, Inc. ......................................           770           32,871
MBNA Corp. ...........................................        12,600          189,630
Mellon Financial Corp. ...............................         1,850           39,331
Merrill Lynch & Co., Inc. ............................         1,700           60,180
Moody's Corp. ........................................         1,450           67,034
Morgan Stanley .......................................         1,800           69,030
SLM Corp. ............................................         1,060          117,575

INSURANCE -- 3.9%
AFLAC, Inc. ..........................................         7,750          248,388
Allstate Corp. .......................................        10,935          362,714
AMBAC Financial Group, Inc. ..........................         6,500          328,380
Berkshire Hathaway, Inc., Class B+ ...................           314          671,018
Marsh & McLennan Cos., Inc. ..........................         2,310           98,475
Progressive Corp. ....................................           940           55,752
Willis Group Holdings, Ltd. ..........................         5,480          151,796
XL Capital, Ltd., Class A ............................         3,085          218,356
                                                                        -------------
                                                                            6,531,359
                                                                        -------------

HEALTHCARE -- 18.1%
DRUGS -- 11.0%
Abbott Laboratories ..................................         6,710          252,363
Allergan, Inc. .......................................           560           38,198
Amgen, Inc.+ .........................................         8,530          490,902
Biogen, Inc.+ ........................................           640           19,174
Bristol-Myers Squibb Co. .............................        14,720          311,034
Chiron Corp.+ ........................................           800           30,000
Eli Lilly & Co. ......................................        11,750          671,512
Forest Laboratories, Inc.+ ...........................        12,050          650,338
Merck & Co., Inc. ....................................        13,340          730,765
Pfizer, Inc. .........................................        57,180        1,781,729
Pharmacia Corp. ......................................         5,550          240,315
Schering-Plough Corp. ................................        11,900          212,177
Wyeth ................................................        13,290          502,628

HEALTH SERVICES -- 1.5%
Anthem, Inc.+ ........................................         4,250          281,562
HCA, Inc. ............................................         2,200           90,992
IMS Health, Inc. .....................................         1,050           16,391
UnitedHealth Group, Inc. .............................         4,485          411,140

MEDICAL PRODUCTS -- 5.6%
AmerisourceBergen Corp. ..............................         2,725          143,062
Baxter International, Inc. ...........................         2,550           47,532
Biomet, Inc. .........................................         1,110           34,022
Biovail Corp.+ .......................................         2,265           90,306
Boston Scientific Corp.+ .............................         1,750           71,330
Cardinal Health, Inc. ................................         4,700          267,759
Guidant Corp.+ .......................................         8,435          305,347
Johnson & Johnson ....................................        21,960        1,270,825
MedImmune, Inc.+ .....................................         3,715          121,963

----------------
98

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Medtronic, Inc. ......................................        12,210    $     550,915
St. Jude Medical, Inc.+ ..............................           760           37,050
Stryker Corp. ........................................           850           58,353
Zimmer Holdings, Inc.+ ...............................           840           40,849
                                                                        -------------
                                                                            9,770,533
                                                                        -------------

INDUSTRIAL & COMMERCIAL -- 8.4%
AEROSPACE & MILITARY TECHNOLOGY -- 1.3%
Lockheed Martin Corp. ................................         6,050          287,677
Northrop Grumman Corp. ...............................         3,470          297,726
Raytheon Co. .........................................           800           22,696
Rockwell Collins, Inc. ...............................           770           14,145
United Technologies Corp. ............................         1,100           63,558

BUSINESS SERVICES -- 2.1%
Accenture, Ltd., Class A+ ............................         9,910          153,605
Applera Corp. ........................................           900           14,247
Cendant Corp.+ .......................................        19,600          248,920
Deluxe Corp. .........................................           270           10,835
First Data Corp. .....................................        11,130          411,921
Fiserv, Inc.+ ........................................           820           25,814
Paychex, Inc. ........................................         3,320           91,201
Robert Half International, Inc.+ .....................           740            9,849
TMP Worldwide, Inc.+ .................................        13,330          143,031
Waste Management, Inc. ...............................         1,300           27,534

ELECTRICAL EQUIPMENT -- 0.2%
Emerson Electric Co. .................................         1,810           82,083

MULTI-INDUSTRY -- 3.9%
3M Co. ...............................................         3,580          465,508
American Standard Cos., Inc.+ ........................           310           21,319
General Electric Co. .................................        64,240        1,638,120

TRANSPORTATION -- 0.9%
Canadian National Railway Co. ........................         4,990          213,572
United Parcel Service, Inc., Class B .................         4,830          275,310
                                                                        -------------
                                                                            4,518,671
                                                                        -------------

INFORMATION & ENTERTAINMENT -- 9.7%
BROADCASTING & MEDIA -- 7.2%
AOL Time Warner, Inc.+ ...............................        45,650          495,759
Cablevision Systems New York Group, Class A+ .........        31,090          590,399
Clear Channel Communications, Inc.+ ..................         5,376          182,354
Comcast Corp., Sp. Class A+ ..........................         7,340          201,776
Dow Jones & Co., Inc. ................................           350           12,404
Gannett Co., Inc. ....................................         1,300           91,559
Liberty Media Corp., Class A+ ........................       137,156        1,334,528
McGraw-Hill Cos., Inc. ...............................         1,430           79,494
Meredith Corp. .......................................           210            8,018
New York Times Co., Class A ..........................         3,850          166,127

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Omnicom Group, Inc. ..................................           810    $      43,878
Univision Communications, Inc., Class A+ .............         8,280          202,943
Viacom, Inc., Class B+ ...............................        13,767          502,771

ENTERTAINMENT PRODUCTS -- 0.4%
International Game Technology+ .......................         1,485          121,621
Mattel, Inc. .........................................         1,880           42,300
Metro-Goldwyn-Mayer, Inc.+ ...........................         4,500           47,250

LEISURE & TOURISM -- 2.1%
Darden Restaurants, Inc. .............................         3,710           66,223
Harrah's Entertainment, Inc.+ ........................         2,500           89,250
Marriott International, Inc., Class A ................         6,700          213,127
Sabre Holdings Corp.+ ................................         5,000           79,550
Starbucks Corp.+ .....................................         1,670           43,019
Starwood Hotels & Resorts Worldwide, Inc. ............         4,000           95,160
USA Interactive+ .....................................         9,245          247,674
Wendy's International, Inc. ..........................         2,930           80,604
Yum! Brands, Inc.+ ...................................         8,120          197,560
                                                                        -------------
                                                                            5,235,348
                                                                        -------------

INFORMATION TECHNOLOGY -- 23.2%
COMMUNICATION EQUIPMENT -- 0.8%
Network Appliance, Inc.+ .............................         1,460           16,338
QUALCOMM, Inc. .......................................        13,290          479,237

COMPUTER SERVICES -- 1.7%
Automatic Data Processing, Inc. ......................         3,980          122,544
Computer Associates International, Inc. ..............        32,245          440,467
Symantec Corp.+ ......................................         4,230          165,731
Synopsys, Inc.+ ......................................         3,850          163,856

COMPUTER SOFTWARE -- 5.7%
Adobe Systems, Inc. ..................................           990           30,522
Citrix Systems, Inc.+ ................................           730            9,607
Electronic Arts, Inc.+ ...............................         2,265          132,820
Intuit, Inc.+ ........................................         5,280          196,416
Mercury Interactive Corp.+ ...........................           360           10,685
Microsoft Corp.@ .....................................        98,460        2,383,716
Oracle Corp.+ ........................................        30,230          327,965

COMPUTERS & BUSINESS EQUIPMENT -- 3.6%
Apple Computer, Inc.+ ................................        17,845          252,328
Dell Computer Corp.+ .................................        23,280          635,777
EMC Corp.+ ...........................................        18,900          136,647
International Business Machines Corp. ................        10,460          820,378
Lexmark International, Inc., Class A+ ................           540           36,153
Millipore Corp.+ .....................................           210            6,867
Pitney Bowes, Inc. ...................................         1,020           32,558

ELECTRONICS -- 4.1%
Altera Corp.+ ........................................         1,640           22,206
Analog Devices, Inc.+ ................................         1,560           42,900

----------------
100

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Applied Materials, Inc.+ .............................        13,025    $     163,854
Energizer Holdings, Inc.+ ............................         6,133          156,330
Intel Corp. ..........................................        49,050          798,534
KLA-Tencor Corp.+ ....................................         3,075          110,522
Linear Technology Corp. ..............................         1,340           41,366
Maxim Integrated Products, Inc. ......................         1,390           50,207
Novellus Systems, Inc.+ ..............................         2,660           72,538
PMC-Sierra, Inc.+ ....................................           720            4,284
QLogic Corp.+ ........................................           400           14,856
Samsung Electronics Co., Ltd. ........................         1,610          365,499
Texas Instruments, Inc. ..............................        14,335          234,664
Waters Corp.+ ........................................           560           11,850
Xilinx, Inc.+ ........................................         4,550          106,515

INTERNET CONTENT -- 1.5%
Amazon.Com, Inc.+ ....................................         9,100          236,873
eBay, Inc.+ ..........................................         1,330          113,436
Yahoo!, Inc.+ ........................................        18,150          435,963

TELECOMMUNICATIONS -- 5.8%
Avaya, Inc.+ .........................................         1,600            3,264
CIENA Corp.+ .........................................        11,450           50,037
Cisco Systems, Inc.+ .................................        80,660        1,046,967
Cox Communications, Inc., Class A+ ...................         8,530          265,368
Crown Castle International Corp.+ ....................           800            4,400
EchoStar Communications Corp., Class A+ ..............         9,180          265,118
Lucent Technologies, Inc.+ ...........................        16,800           24,696
Nextel Communications, Inc., Class A+ ................         4,140           55,435
Nokia Oyj ............................................         4,369           60,298
Nokia Oyj Sponsored ADR ..............................        36,965          517,880
SBC Communications, Inc. .............................         7,700          154,462
Sprint Corp. (PCS Group)+ ............................         4,290           18,704
Valassis Communications, Inc.+ .......................         2,300           60,720
Verizon Communications, Inc. .........................        16,358          578,255
                                                                        -------------
                                                                           12,488,613
                                                                        -------------

MATERIALS -- 1.0%
CHEMICALS -- 0.5%
du Pont (E.I.) de Nemours and Co. ....................         4,709          182,991
Ecolab, Inc. .........................................           560           27,625
International Flavors & Fragrances, Inc. .............           410           12,747
Praxair, Inc. ........................................           700           39,445
Sigma-Aldrich Corp. ..................................           310           13,792

FOREST PRODUCTS -- 0.4%
International Paper Co. ..............................         3,600          121,680
Pactiv Corp.+ ........................................           680           13,804
Weyerhaeuser Co. .....................................         1,800           86,094

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES           VALUE
--------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS -- 0.1%
Ball Corp. ...........................................           240    $      13,368
Freeport-McMoRan Copper & Gold, Inc., Class B+ .......           620           10,571
                                                                        -------------
                                                                              522,117
                                                                        -------------
TOTAL COMMON STOCK (cost $59,468,579).................                     49,186,185
                                                                        -------------

EXCHANGE TRADED FUNDS -- 2.4%
--------------------------------------------------------------------------------------
FINANCE -- 2.4%
FINANCIAL SERVICES -- 2.4%
iShares S&P 500/Barra Growth Index Fund...............        11,200          496,272
SPDR Trust, Series 1 .................................         9,900          838,926
                                                                        -------------
TOTAL EXCHANGE TRADED FUNDS (cost $1,391,735).........                      1,335,198
                                                                        -------------
TOTAL INVESTMENT SECURITIES (cost $60,860,314)........                     50,521,383
                                                                        -------------

SHORT-TERM SECURITIES -- 4.5%                             PRINCIPAL
                                                           AMOUNT
--------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 4.3%
Federal Home Loan Mtg. Disc. Notes 1.15% due
 4/1/03@ .............................................  $    200,000          200,000
Federal National Mtg. Assoc. Disc. Notes 1.30% due
 4/1/03@ .............................................     2,100,000        2,100,000
                                                                        -------------
                                                                            2,300,000
                                                                        -------------

U.S. GOVERNMENT AGENCIES -- 0.2%
United States Treasury Bills 1.12% due 6/19/03@ ......       100,000           99,755
                                                                        -------------
TOTAL SHORT-TERM SECURITIES (cost $2,399,755).........                      2,399,755
                                                                        -------------

REPURCHASE AGREEMENTS -- 1.0%
--------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing
 interest at 1.24%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $400,014 and collateralized
 by $245,000 of United States Treasury Bonds, bearing
 interest at 11.25%, due 2/15/15 and having an
 approximate value of $410,375........................       400,000          400,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.50%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $146,002 and collateralized
 by $145,000 of United States Treasury Notes, bearing
 interest at 3.38%, due 4/30/04 and having an
 approximate value of $150,485........................       146,000          146,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS (cost $546,000)...........                        546,000
                                                                        -------------

TOTAL INVESTMENTS --
  (cost $63,806,069)                                            99.0%      53,467,138
Other assets less liabilities --                                 1.0          544,990
                                                               -----    -------------
NET ASSETS --                                                  100.0%   $  54,012,128
                                                               =====    =============

-------------
+   Non-income producing securities.
@  The security or a portion thereof represents collateral for open futures contracts.
ADR -- American Depository Receipt

----------------
102

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
NUMBER OF                                             EXPIRATION      VALUE AT     VALUE AS OF      UNREALIZED
CONTRACTS               DESCRIPTION                      DATE        TRADE DATE   MARCH 31, 2003   APPRECIATION
---------------------------------------------------------------------------------------------------------------
       4 Long           S&P Barra Growth Index        June 2003       $441,030       $443,300         $2,270
                                                                                                      ======

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
-------------------------------------------------------------------------------
        CONTRACT                    IN             DELIVERY    GROSS UNREALIZED
       TO DELIVER              EXCHANGE FOR          DATE        APPRECIATION
-------------------------------------------------------------------------------
 KRW         26,000,000     USD        21,915     05/09/2003       $  1,194
 KRW        199,000,000     USD       164,389     05/27/2003          5,997
 USD*            89,841     EUR        85,000     04/15/2003          2,773
                                                                   --------
                                                                      9,964
                                                                   --------
-------------------------------------------------------------------------------
       CONTRACT                    IN             DELIVERY     GROSS UNREALIZED
      TO DELIVER              EXCHANGE FOR          DATE        DEPRECIATION
-------------------------------------------------------------------------------
 EUR*           155,000     USD       151,771     04/15/2003        (17,112)
 EUR             65,000     USD        69,654     07/31/2003           (912)
 EUR            165,000     USD       175,228     09/26/2003         (3,572)
                                                                   --------
                                                                    (21,596)
                                                                   --------
Net Unrealized Depreciation.................................       $(11,632)
                                                                   ========

------------
* Represents partially offsetting forward foreign currency contracts that, to the extent they offset, do not have additional market risk but have continued counterparty settlement risk.

EUR  --         Euro

KRW  --         Korean Won

                United States
USD  --         Dollar

See Notes to Financial Statements.

                                                                ----------------

------------------

SEASONS SERIES TRUST
LARGE CAP COMPOSITE
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 93.0%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.6%
APPAREL & TEXTILES -- 0.8%
Cintas Corp. .........................................           140   $      4,606
Coach, Inc.+ .........................................         1,000         38,330
Gap, Inc. ............................................           730         10,578
Hermes International .................................           200         26,818
Industria de Diseno Textil SA ........................         1,900         36,848
Jones Apparel Group, Inc.+ ...........................           110          3,017
Liz Claiborne, Inc. ..................................            90          2,783
Nike, Inc., Class B ..................................           220         11,312
Oakley, Inc.+ ........................................         3,000         24,750
Reebok International, Ltd.+ ..........................            50          1,642
V.F. Corp. ...........................................            90          3,387

AUTOMOTIVE -- 0.7%
AutoNation, Inc.+ ....................................           240          3,060
AutoZone, Inc.+ ......................................            80          5,497
Cooper Tire & Rubber Co. .............................            60            732
Dana Corp. ...........................................           120            847
Delphi Corp. .........................................           460          3,142
Ford Motor Co. .......................................         1,520         11,430
General Motors Corp. .................................           970         32,611
Genuine Parts Co. ....................................           150          4,577
Goodyear Tire & Rubber Co. ...........................           150            776
Harley-Davidson, Inc. ................................         1,850         73,463
Navistar International Corp.+ ........................            60          1,477
PACCAR, Inc. .........................................           100          5,027
Ryder System, Inc. ...................................            50          1,026
Visteon Corp. ........................................           110            653

HOUSING & HOUSEHOLD DURABLES -- 0.3%
Black & Decker Corp. .................................            70          2,440
Centex Corp. .........................................            50          2,718
KB HOME ..............................................            40          1,818
Leggett & Platt, Inc. ................................           160          2,925
Maytag Corp. .........................................            70          1,332
Pulte Homes, Inc. ....................................            50          2,508
Sherwin-Williams Co. .................................         2,220         58,675
Whirlpool Corp. ......................................            60          2,942

RETAIL -- 6.8%
Avery Dennison Corp. .................................         1,890        110,886
Avon Products, Inc. ..................................         1,400         79,870
Bed Bath & Beyond, Inc.+ .............................           240          8,290
Best Buy Co., Inc.+ ..................................         1,770         47,737
Big Lots, Inc.+ ......................................           100          1,125
Circuit City Stores -- Circuit City Group ............           170            884
Costco Wholesale Corp.+ ..............................           380         11,411

----------------
104

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
CVS Corp. ............................................           330   $      7,870
Dillard's, Inc., Class A .............................            70            904
Dollar General Corp. .................................           280          3,419
Family Dollar Stores, Inc. ...........................           140          4,323
Federated Department Stores, Inc.+ ...................           160          4,483
Home Depot, Inc. .....................................         6,930        168,815
J.C. Penney Co., Inc. ................................           220          4,321
Kohl's Corp.+ ........................................         2,030        114,857
Limited Brands .......................................           430          5,534
Lowe's Cos., Inc. ....................................           650         26,533
Masco Corp. ..........................................           410          7,634
May Department Stores Co. ............................           240          4,774
Nordstrom, Inc. ......................................           110          1,782
Office Depot, Inc.+ ..................................           260          3,076
RadioShack Corp. .....................................           140          3,121
Sears, Roebuck & Co. .................................           260          6,279
Staples, Inc.+ .......................................           390          7,149
SUPERVALU, Inc. ......................................           110          1,705
Target Corp. .........................................         6,300        184,338
Tiffany & Co. ........................................           120          3,000
TJX Cos., Inc. .......................................           440          7,744
Toys "R" Us, Inc.+ ...................................           180          1,507
W.W. Grainger, Inc. ..................................            80          3,432
Wal-Mart de Mexico SA de CV ..........................         6,100         14,872
Wal-Mart de Mexico SA de CV ADR ......................         1,500         36,450
Wal-Mart Stores, Inc. ................................         8,860        460,986
Walgreen Co. .........................................         3,350         98,758
                                                                       ------------
                                                                          1,831,616
                                                                       ------------

CONSUMER STAPLES -- 6.3%
FOOD, BEVERAGE & TOBACCO -- 5.1%
Adolph Coors Co., Class B ............................            30          1,455
Albertson's, Inc. ....................................           310          5,844
Altria Group, Inc. ...................................         4,520        135,419
Anheuser-Busch Cos., Inc. ............................         2,110         98,347
Archer-Daniels-Midland Co. ...........................           540          5,832
Brown-Forman Corp., Class B ..........................            50          3,845
Campbell Soup Co. ....................................           340          7,140
Coca-Cola Co. ........................................         4,760        192,685
Coca-Cola Enterprises, Inc. ..........................           370          6,915
Companhia de Bebidas das Americas ....................       145,000         24,479
Compass Group, PLC ...................................         9,900         42,254
ConAgra Foods, Inc. ..................................         2,450         49,196
General Mills, Inc. ..................................         2,010         91,555
H.J. Heinz Co. .......................................           290          8,468
Hershey Foods Corp. ..................................           110          6,893
Kellogg Co. ..........................................           340         10,421
Koninklijke Ahold NV .................................           900          2,992
Kroger Co.+ ..........................................           630          8,284
McCormick & Co., Inc. ................................           120          2,897

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Pepsi Bottling Group, Inc. ...........................         1,430   $     25,640
PepsiCo, Inc. ........................................         3,630        145,200
R.J. Reynolds Tobacco Holdings, Inc. .................            70          2,258
Safeway, Inc.+ .......................................           370          7,004
Sara Lee Corp. .......................................           650         12,155
Sysco Corp. ..........................................         2,540         64,618
Unilever, PLC ........................................         7,300         67,559
UST, Inc. ............................................         1,640         45,264
Winn-Dixie Stores, Inc. ..............................           120          1,586
Wm. Wrigley Jr. Co. ..................................           190         10,735

HOUSEHOLD & PERSONAL PRODUCTS -- 1.2%
Alberto-Culver Co., Class B ..........................            50          2,464
American Greetings Corp., Class A+ ...................            60            786
Clorox Co. ...........................................           180          8,311
Colgate-Palmolive Co. ................................           450         24,498
Fortune Brands, Inc. .................................           120          5,144
Gillette Co. .........................................         2,570         79,516
Kimberly-Clark Corp. .................................           430         19,548
Newell Rubbermaid, Inc. ..............................           220          6,237
Procter & Gamble Co. .................................         1,070         95,283
Tupperware Corp. .....................................            50            691
                                                                       ------------
                                                                          1,329,418
                                                                       ------------

EDUCATION -- 0.4%
EDUCATION -- 0.4%
Apollo Group, Inc., Class A+ .........................         1,890         94,311
                                                                       ------------

ENERGY -- 5.6%
ENERGY SERVICES -- 1.9%
Baker Hughes, Inc. ...................................         2,880         86,198
BJ Services Co.+ .....................................           130          4,471
McDermott International, Inc.+ .......................            50            145
Nabors Industries, Ltd.+ .............................         2,120         84,524
Noble Corp.+ .........................................           110          3,456
Rowan Cos., Inc. .....................................            80          1,573
Schlumberger, Ltd. ...................................         2,080         79,061
Sempra Energy ........................................           170          4,243
Smith International, Inc.+ ...........................         1,500         52,845
Southern Co. .........................................           590         16,780
Sunoco, Inc. .........................................            60          2,194
TECO Energy, Inc. ....................................           150          1,595
Tidewater, Inc. ......................................         1,500         43,080
Transocean, Inc. .....................................           270          5,521
TXU Corp. ............................................           270          4,820
Unocal Corp. .........................................           210          5,525
Williams Cos., Inc. ..................................           430          1,969
Xcel Energy, Inc. ....................................           330          4,227

----------------
106

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 3.7%
Amerada Hess Corp. ...................................            70   $      3,098
Anadarko Petroleum Corp. .............................         1,210         55,055
Apache Corp. .........................................         1,391         85,849
Burlington Resources, Inc. ...........................           170          8,111
ChevronTexaco Corp. ..................................         1,890        122,188
ConocoPhillips .......................................           560         30,016
Devon Energy Corp. ...................................           130          6,269
ENSCO International, Inc. ............................         1,300         33,163
EOG Resources, Inc. ..................................           100          3,956
Exxon Mobil Corp. ....................................        10,582        369,841
Halliburton Co. ......................................           360          7,463
Kerr-McGee Corp. .....................................            80          3,249
Marathon Oil Corp. ...................................           260          6,232
Occidental Petroleum Corp. ...........................           310          9,288
Ocean Energy, Inc. ...................................         2,500         50,000
                                                                       ------------
                                                                          1,196,005
                                                                       ------------

FINANCE -- 17.7%
BANKS -- 5.2%
AmSouth Bancorp ......................................           300          5,964
Bank of America Corp. ................................         4,250        284,070
Bank of New York Co., Inc. ...........................           640         13,120
Bank One Corp. .......................................           970         33,581
BB&T Corp. ...........................................           390         12,258
Charter One Financial, Inc. ..........................           190          5,255
Comerica, Inc. .......................................           150          5,682
Fifth Third Bancorp ..................................           480         24,067
First Tennessee National Corp. .......................           100          3,971
FleetBoston Financial Corp. ..........................         2,470         58,984
Golden West Financial Corp. ..........................           130          9,351
Huntington Bancshares, Inc. ..........................           200          3,718
J.P. Morgan Chase & Co. ..............................         3,260         77,295
KeyCorp ..............................................           350          7,896
Marshall & Ilsley Corp. ..............................           180          4,601
National City Corp. ..................................           510         14,203
North Fork Bancorp., Inc. ............................           130          3,829
Northern Trust Corp. .................................         1,780         54,201
PNC Financial Services Group, Inc. ...................           240         10,171
Regions Financial Corp. ..............................           180          5,832
SouthTrust Corp. .....................................           290          7,404
State Street Corp. ...................................         2,180         68,953
SunTrust Banks, Inc. .................................           230         12,110
Synovus Financial Corp. ..............................           250          4,473
U.S. Bancorp .........................................         5,790        109,894
Union Planters Corp. .................................           160          4,206
Wachovia Corp. .......................................         1,130         38,499
Washington Mutual, Inc. ..............................           790         27,863
Wells Fargo & Co. ....................................         4,000        179,960
Zions Bancorp. .......................................            80          3,422

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES -- 9.0%
American Express Co. .................................         2,590   $     86,066
Bear Stearns Cos., Inc. ..............................            80          5,248
Capital One Financial Corp. ..........................           180          5,402
Charles Schwab Corp. .................................         8,510         61,442
Citigroup, Inc. ......................................        18,952        652,896
Concord EFS, Inc.+ ...................................         4,120         38,728
Countrywide Credit Industries, Inc. ..................           110          6,325
Equifax, Inc. ........................................           120          2,399
Fannie Mae ...........................................         1,930        126,125
Franklin Resources, Inc. .............................           210          6,911
Freddie Mac ..........................................         4,080        216,648
Goldman Sachs Group, Inc. ............................           390         26,551
H&R Block, Inc. ......................................           150          6,404
Janus Capital Group, Inc. ............................           180          2,050
Lehman Brothers Holdings, Inc. .......................         1,000         57,750
MBNA Corp. ...........................................         1,060         15,953
Mellon Financial Corp. ...............................         2,460         52,300
Merrill Lynch & Co., Inc. ............................         5,420        191,868
Moody's Corp. ........................................           130          6,010
Morgan Stanley .......................................         3,600        138,060
Principal Financial Group, Inc. ......................           270          7,328
Providian Financial Corp.+ ...........................           240          1,574
SLM Corp. ............................................         1,730        191,892
T. Rowe Price Group, Inc. ............................           100          2,712

INSURANCE -- 3.5%
ACE, Ltd. ............................................         2,620         75,849
AFLAC, Inc. ..........................................           430         13,781
Allstate Corp. .......................................         1,980         65,677
AMBAC Financial Group, Inc. ..........................            90          4,547
American International Group, Inc.# ..................         2,160        106,812
Aon Corp. ............................................           260          5,377
Berkshire Hathaway, Inc., Class B+ ...................            30         64,110
Chubb Corp. ..........................................           140          6,205
CIGNA Corp. ..........................................           120          5,486
Cincinnati Financial Corp. ...........................           130          4,559
Hartford Financial Services Group, Inc. ..............         1,110         39,172
Jefferson-Pilot Corp. ................................           120          4,618
John Hancock Financial Services, Inc. ................           240          6,667
Lincoln National Corp. ...............................           150          4,200
Loews Corp. ..........................................           150          5,976
Marsh & McLennan Cos., Inc. ..........................         2,750        117,232
MBIA, Inc. ...........................................           120          4,637
MetLife, Inc. ........................................           580         15,300
MGIC Investment Corp. ................................            80          3,142
Progressive Corp. ....................................           680         40,331
Prudential Financial, Inc. ...........................           470         13,748
SAFECO Corp. .........................................           120          4,196
St. Paul Cos., Inc. ..................................           190          6,042
Torchmark Corp. ......................................           100          3,580
Travelers Property Casualty Corp., Class A ...........         3,868         54,500

----------------
108

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Travelers Property Casualty Corp., Class B ...........           830   $     11,711
UnumProvident Corp. ..................................           200          1,960
XL Capital, Ltd., Class A ............................           710         50,254
                                                                       ------------
                                                                          3,743,144
                                                                       ------------

HEALTHCARE -- 16.6%
DRUGS -- 8.8%
Abbott Laboratories ..................................         3,500        131,635
Allergan, Inc. .......................................           110          7,503
Amgen, Inc.+ .........................................         3,770        216,963
Biogen, Inc.+ ........................................           120          3,595
Bristol-Myers Squibb Co. .............................         3,110         65,714
Caremark Rx, Inc.+ ...................................         2,000         36,300
Chiron Corp.+ ........................................           160          6,000
Eli Lilly & Co. ......................................           930         53,150
Forest Laboratories, Inc.+ ...........................         1,200         64,764
Genzyme Corp.+ .......................................           180          6,561
Gilead Sciences, Inc.+ ...............................         1,200         50,388
King Pharmaceuticals, Inc.+ ..........................           200          2,386
Merck & Co., Inc. ....................................         3,760        205,973
Pfizer, Inc. .........................................        17,960        559,634
Pharmacia Corp. ......................................         3,379        146,311
Sanofi-Synthelabo SA .................................         1,200         60,320
Schering-Plough Corp. ................................         2,120         37,800
TEVA Pharmaceutical Industries, Ltd. ADR .............         1,400         58,310
Watson Pharmaceuticals, Inc.+ ........................            90          2,589
Wyeth ................................................         4,300        162,626

HEALTH SERVICES -- 2.8%
Aetna, Inc. ..........................................           130          6,409
Anthem, Inc.+ ........................................           120          7,950
HCA, Inc. ............................................         3,330        137,729
Health Management Associates, Inc., Class A ..........           200          3,800
Humana, Inc.+ ........................................           130          1,248
IMS Health, Inc. .....................................           200          3,122
Manor Care, Inc.+ ....................................            80          1,538
Quest Diagnostics, Inc.+ .............................            90          5,372
Quintiles Transnational Corp.+ .......................           100          1,216
Tenet Healthcare Corp.+ ..............................           390          6,513
UnitedHealth Group, Inc. .............................         3,150        288,761
Wellpoint Health Networks, Inc., Class A+ ............         1,720        132,010

MEDICAL PRODUCTS -- 5.0%
AmerisourceBergen Corp. ..............................            90          4,725
Bausch & Lomb, Inc. ..................................            40          1,316
Baxter International, Inc. ...........................         2,990         55,734
Becton Dickinson & Co. ...............................           210          7,232
Biomet, Inc. .........................................         1,620         49,653
Biotech Holders Trust ................................           500         46,625
Biovail Corp.+ .......................................         1,100         43,857
Boston Scientific Corp.+ .............................         2,240         91,302

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
C.R. Bard, Inc. ......................................            40   $      2,522
Cardinal Health, Inc. ................................         1,480         84,316
Guidant Corp.+ .......................................           250          9,050
Johnson & Johnson ....................................         7,460        431,710
McKesson Corp. .......................................           240          5,983
MedImmune, Inc.+ .....................................         1,810         59,422
Medtronic, Inc. ......................................         1,010         45,571
St. Jude Medical, Inc.+ ..............................           650         31,688
Stryker Corp. ........................................           660         45,309
Zimmer Holdings, Inc.+ ...............................           960         46,685
                                                                       ------------
                                                                          3,536,890
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 9.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.9%
Boeing Co. ...........................................           700         17,542
General Dynamics Corp. ...............................           170          9,362
Goodrich Corp. .......................................           100          1,406
ITT Industries, Inc. .................................            80          4,273
Lockheed Martin Corp. ................................           380         18,069
Northrop Grumman Corp. ...............................           150         12,870
Raytheon Co. .........................................           340          9,646
Rockwell Automation, Inc. ............................           150          3,105
Rockwell Collins, Inc. ...............................           150          2,755
Textron, Inc. ........................................           910         24,989
United Technologies Corp. ............................         1,590         91,870

BUSINESS SERVICES -- 3.3%
Accenture, Ltd., Class A+ ............................         3,800         58,900
Allied Waste Industries, Inc.+ .......................           160          1,278
Applera Corp. ........................................           170          2,691
Cendant Corp.+ .......................................         9,950        126,365
Convergys Corp.+ .....................................           140          1,848
Deluxe Corp. .........................................            50          2,006
Eastman Kodak Co. ....................................           240          7,104
First Data Corp. .....................................         6,420        237,604
Fiserv, Inc.+ ........................................         2,060         64,849
Fluor Corp. ..........................................            70          2,358
Ingersoll-Rand Co., Inc., Class A ....................         1,840         71,006
Interpublic Group Cos., Inc. .........................           320          2,976
Monsanto Co. .........................................           220          3,608
Pall Corp. ...........................................           100          2,000
Paychex, Inc. ........................................         1,210         33,239
R.R. Donnelley & Sons Co. ............................            90          1,649
Robert Half International, Inc.+ .....................           140          1,863
Securitas AB, Class B ................................         4,400         41,559
TMP Worldwide, Inc.+ .................................            90            966
Waste Management, Inc. ...............................         1,690         35,794

ELECTRICAL EQUIPMENT -- 0.8%
American Power Conversion Corp.+ .....................           160          2,278
American Standard Cos., Inc.+ ........................            60          4,126

----------------
110

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
ELECTRICAL EQUIPMENT (CONTINUED)
Crane Co. ............................................            50   $        871
Eaton Corp. ..........................................            60          4,197
Emerson Electric Co. .................................           350         15,873
Jabil Circuit, Inc.+ .................................           160          2,800
Johnson Controls, Inc. ...............................            70          5,071
Power-One, Inc.+ .....................................            70            308
Tyco International, Ltd. .............................        10,650        136,959

MACHINERY -- 0.3%
Caterpillar, Inc. ....................................           290         14,268
Cummins, Inc. ........................................            30            738
Deere & Co. ..........................................           700         27,482
Dover Corp. ..........................................           170          4,118
Illinois Tool Works, Inc. ............................           260         15,119
Parker-Hannifin Corp. ................................           100          3,874
Snap-On, Inc. ........................................            50          1,238
Stanley Works ........................................            70          1,679

MULTI-INDUSTRY -- 3.5%
3M Co. ...............................................         1,320        171,639
Danaher Corp. ........................................         1,630        107,189
General Electric Co.@ ................................        17,450        444,975
Honeywell International, Inc. ........................           710         15,166

TRANSPORTATION -- 0.9%
Burlington Northern Santa Fe Corp. ...................           310          7,719
CSX Corp. ............................................           180          5,134
FedEx Corp. ..........................................           250         13,767
Norfolk Southern Corp. ...............................           320          5,939
Union Pacific Corp. ..................................           210         11,550
United Parcel Service, Inc., Class B .................         2,630        149,910
                                                                       ------------
                                                                          2,069,537
                                                                       ------------

INFORMATION & ENTERTAINMENT -- 7.0%
BROADCASTING & MEDIA -- 5.0%
AOL Time Warner, Inc.+ ...............................        12,410        134,773
Clear Channel Communications, Inc.+ ..................         3,310        112,275
Comcast Corp., Class A+ ..............................         4,418        126,311
Comcast Corp., Sp. Class A+ ..........................         5,500        151,195
Dow Jones & Co., Inc. ................................            70          2,481
Gannett Co., Inc. ....................................           220         15,495
Liberty Media Corp., Class A+ ........................        12,240        119,095
McGraw-Hill Cos., Inc. ...............................           160          8,894
Meredith Corp. .......................................            40          1,527
New York Times Co., Class A ..........................           130          5,610
Omnicom Group, Inc. ..................................         1,060         57,420
Tribune Co. ..........................................           250         11,252
Univision Communications, Inc., Class A+ .............         3,290         80,638
Viacom, Inc., Class B+ ...............................         6,299        230,039

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS -- 0.6%
Hasbro, Inc. .........................................           140   $      1,944
International Game Technology+ .......................            70          5,733
Knight-Ridder, Inc. ..................................            70          4,095
Mattel, Inc. .........................................           360          8,100
Walt Disney Co. ......................................         5,890        100,248

LEISURE & TOURISM -- 1.4%
Brunswick Corp. ......................................            80          1,520
Carnival Corp. .......................................         3,090         74,500
Darden Restaurants, Inc. .............................           140          2,499
Delta Air Lines, Inc. ................................           100            890
Harrah's Entertainment, Inc.+ ........................            90          3,213
Hilton Hotels Corp. ..................................           310          3,599
Marriott International, Inc., Class A ................           190          6,044
McDonald's Corp. .....................................         1,050         15,183
MGM Mirage, Inc.+ ....................................         1,300         38,025
Sabre Holdings Corp.+ ................................           120          1,909
Southwest Airlines Co. ...............................           640          9,191
Starbucks Corp.+ .....................................         2,520         64,915
Starwood Hotels & Resorts Worldwide, Inc. ............           170          4,044
USA Interactive+ .....................................         2,600         69,654
Wendy's International, Inc. ..........................           100          2,751
Yum! Brands, Inc.+ ...................................           250          6,083
                                                                       ------------
                                                                          1,481,145
                                                                       ------------

INFORMATION TECHNOLOGY -- 17.7%
COMMUNICATION EQUIPMENT -- 0.6%
Network Appliance, Inc.+ .............................           280          3,133
QUALCOMM, Inc. .......................................         4,050        146,043
Symbol Technologies, Inc. ............................           190          1,636

COMPUTER SERVICES -- 1.1%
Affiliated Computer Services, Inc., Class A+ .........         2,900        128,354
Autodesk, Inc. .......................................            90          1,373
Automatic Data Processing, Inc. ......................         1,000         30,790
Computer Associates International, Inc. ..............           480          6,557
Computer Sciences Corp.+ .............................           160          5,208
Electronic Data Systems Corp. ........................           400          7,040
Sun Microsystems, Inc.+ ..............................         2,650          8,639
SunGard Data Systems, Inc.+ ..........................         1,940         41,322
Symantec Corp.+ ......................................           120          4,702
Unisys Corp.+ ........................................           270          2,500

COMPUTER SOFTWARE -- 4.5%
Adobe Systems, Inc. ..................................         1,790         55,186
BMC Software, Inc.+ ..................................           190          2,867
Citrix Systems, Inc.+ ................................           140          1,842
Compuware Corp.+ .....................................           310          1,051
Electronic Arts, Inc.+ ...............................           120          7,037
Intuit, Inc.+ ........................................           570         21,204
Mercury Interactive Corp.+ ...........................            70          2,078
Microsoft Corp.@ .....................................        29,470        713,469

----------------
112

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SOFTWARE (CONTINUED)
Novell, Inc.+ ........................................           310   $        666
Oracle Corp.+ ........................................        10,370        112,504
Parametric Technology Corp.+ .........................           220            477
PeopleSoft, Inc.+ ....................................           260          3,978
SAP AG Sponsored ADR .................................           800         15,168
Siebel Systems, Inc.+ ................................           400          3,204
VERITAS Software Corp.+ ..............................         1,040         18,283

COMPUTERS & BUSINESS EQUIPMENT -- 2.9%
Apple Computer, Inc.+ ................................           300          4,242
Dell Computer Corp.+ .................................         7,240        197,724
EMC Corp.+ ...........................................         1,820         13,159
Gateway, Inc.+ .......................................           270            637
Hewlett-Packard Co. ..................................         9,530        148,192
International Business Machines Corp. ................         2,900        227,447
Lexmark International, Inc., Class A+ ................           100          6,695
Millipore Corp.+ .....................................            40          1,308
NCR Corp.+ ...........................................            80          1,467
Pitney Bowes, Inc. ...................................           200          6,384
Xerox Corp.+ .........................................           610          5,307

ELECTRONICS -- 3.1%
Advanced Micro Devices, Inc.+ ........................           290          1,792
Agilent Technologies, Inc.+ ..........................           390          5,128
Altera Corp.+ ........................................           320          4,333
Analog Devices, Inc.+ ................................         4,400        121,000
Applied Materials, Inc.+ .............................        11,270        141,777
Applied Micro Circuits Corp.+ ........................           250            815
Broadcom Corp., Class A+ .............................           230          2,840
Intel Corp. ..........................................        10,490        170,777
KLA-Tencor Corp.+ ....................................           160          5,751
Linear Technology Corp. ..............................           260          8,026
LSI Logic Corp.+ .....................................           310          1,401
Maxim Integrated Products, Inc. ......................         1,170         42,260
Micron Technology, Inc.+ .............................           500          4,070
Molex, Inc. ..........................................           160          3,437
National Semiconductor Corp.+ ........................           150          2,556
Novellus Systems, Inc.+ ..............................           120          3,272
NVIDIA Corp.+ ........................................           130          1,670
PerkinElmer, Inc. ....................................           110            978
PMC-Sierra, Inc.+ ....................................           140            833
QLogic Corp.+ ........................................            80          2,971
Samsung Electronics Co., Ltd. ........................           100         22,702
Sanmina-SCI Corp.+ ...................................           420          1,697
Solectron Corp.+ .....................................           690          2,084
Tektronix, Inc.+ .....................................            70          1,201
Teradyne, Inc.+ ......................................           150          1,746
Texas Instruments, Inc. ..............................         5,440         89,053
Thermo Electron Corp.+ ...............................           140          2,534
Thomas & Betts Corp.+ ................................            50            709
Waters Corp.+ ........................................           110          2,328
Xilinx, Inc.+ ........................................           280          6,555

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET CONTENT -- 0.4%
eBay, Inc.+ ..........................................           260   $     22,175
Yahoo!, Inc.+ ........................................         2,990         71,820

TELECOMMUNICATIONS -- 5.1%
ADC Telecommunications, Inc.+ ........................           670          1,380
Alltel Corp. .........................................           260         11,638
Andrew Corp.+ ........................................            80            440
AT&T Corp. ...........................................         1,140         18,468
AT&T Wireless Services, Inc.+ ........................         7,250         47,850
Avaya, Inc.+ .........................................           310            632
BellSouth Corp. ......................................         1,540         33,372
CenturyTel, Inc. .....................................           120          3,312
CIENA Corp.+ .........................................           360          1,573
Cisco Systems, Inc.+ .................................        20,000        259,600
Citizens Communications Co.+ .........................           230          2,295
Comverse Technology, Inc.+ ...........................           160          1,810
Corning, Inc.+ .......................................           990          5,782
EchoStar Communications Corp., Class A+ ..............         2,500         72,200
JDS Uniphase Corp.+ ..................................         1,170          3,334
Lucent Technologies, Inc.+ ...........................         3,240          4,763
Motorola, Inc. .......................................         1,910         15,777
Nextel Communications, Inc., Class A+ ................         5,500         73,645
Nokia Oyj Sponsored ADR ..............................           700          9,807
NTT DoCoMo, Inc. .....................................            12         22,460
Qwest Communications International, Inc.+ ............         1,410          4,921
SBC Communications, Inc. .............................         4,950         99,297
Scientific-Atlanta, Inc. .............................           130          1,786
Sprint Corp. (FON Group) .............................           740          8,695
Sprint Corp. (PCS Group)+ ............................           830          3,619
Tellabs, Inc.+ .......................................           340          1,969
Verizon Communications, Inc. .........................         5,470        193,364
Vodafone Group, PLC ..................................        71,189        127,045
Vodafone Group, PLC ADR ..............................         1,500         27,330
                                                                       ------------
                                                                          3,767,328
                                                                       ------------

MATERIALS -- 2.4%
CHEMICALS -- 1.5%
Air Products & Chemicals, Inc. .......................           190          7,872
Ashland, Inc. ........................................            60          1,780
Dow Chemical Co. .....................................           760         20,984
du Pont (E.I.) de Nemours and Co. ....................         1,820         70,725
Eastman Chemical Co. .................................            60          1,739
Ecolab, Inc. .........................................         1,610         79,421
Engelhard Corp. ......................................           110          2,356
Great Lakes Chemical Corp. ...........................            40            888
Hercules, Inc.+ ......................................            90            783
IMC Global, Inc. .....................................         3,000         28,860
International Flavors & Fragrances, Inc. .............            80          2,487
Lyondell Chemical Co. ................................         3,000         41,850
PPG Industries, Inc. .................................           140          6,311
Praxair, Inc. ........................................           130          7,326

----------------
114

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Rohm and Haas Co. ....................................         1,580   $     47,053
Sigma-Aldrich Corp. ..................................            60          2,669

FOREST PRODUCTS -- 0.6%
Bemis Co. ............................................         1,040         43,742
Boise Cascade Corp. ..................................            50          1,093
Georgia-Pacific Corp. ................................           210          2,919
International Paper Co. ..............................         1,400         47,320
Louisiana-Pacific Corp.+ .............................            90            714
MeadWestvaco Corp. ...................................           170          3,873
Pactiv Corp.+ ........................................           130          2,639
Plum Creek Timber Co., Inc. ..........................           150          3,238
Sealed Air Corp.+ ....................................            70          2,809
Temple-Inland, Inc. ..................................            50          1,870
Weyerhaeuser Co. .....................................           180          8,609

METALS & MINERALS -- 0.3%
Alcoa, Inc. ..........................................         2,200         42,636
Allegheny Technologies, Inc. .........................            70            203
Ball Corp. ...........................................            50          2,785
Cooper Industries, Ltd., Class A .....................            80          2,857
Freeport-McMoRan Copper & Gold, Inc., Class B+ .......           120          2,046
Newmont Mining Corp. .................................           330          8,629
Nucor Corp. ..........................................            70          2,672
Phelps Dodge Corp.+ ..................................            70          2,274
United States Steel Corp. ............................            90            885
Vulcan Materials Co. .................................            80          2,418
Worthington Industries, Inc. .........................            70            835
                                                                       ------------
                                                                            510,170
                                                                       ------------

REAL ESTATE -- 0.1%
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Apartment Investment & Management Co., Class A .......            80          2,918
Equity Office Properties Trust .......................           340          8,653
Equity Residential ...................................           220          5,295
Simon Property Group, Inc. ...........................           150          5,375
                                                                       ------------
                                                                             22,241
                                                                       ------------

UTILITIES -- 0.9%
ELECTRIC UTILITIES -- 0.8%
AES Corp.+ ...........................................           450          1,629
Allegheny Energy, Inc. ...............................           100            621
Ameren Corp. .........................................           130          5,077
American Electric Power Co., Inc. ....................           320          7,312
Calpine Corp.+ .......................................           310          1,023
Centerpoint Energy, Inc. .............................           250          1,763
Cinergy Corp. ........................................           140          4,711
CMS Energy Corp. .....................................           120            529
Consolidated Edison, Inc. ............................           180          6,925
Constellation Energy Group, Inc. .....................           140          3,882

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Dominion Resources, Inc. .............................           260   $     14,396
DTE Energy Co. .......................................           140          5,411
Duke Energy Corp. ....................................           740         10,760
Edison International+ ................................           270          3,696
Entergy Corp. ........................................           180          8,667
Exelon Corp. .........................................           270         13,611
FirstEnergy Corp. ....................................           250          7,875
FPL Group, Inc. ......................................           150          8,839
Mirant Corp.+ ........................................           340            544
NiSource, Inc. .......................................           210          3,822
PG&E Corp.+ ..........................................           340          4,573
Pinnacle West Capital Corp. ..........................            80          2,659
PPL Corp. ............................................           140          4,985
Progress Energy, Inc. ................................         1,100         43,065
Public Service Enterprise Group, Inc. ................           180          6,604

GAS & PIPELINE UTILITIES -- 0.1%
Dynegy, Inc., Class A ................................           310            809
El Paso Corp. ........................................           500          3,025
KeySpan Corp. ........................................           130          4,193
Kinder Morgan, Inc. ..................................           100          4,500
NICOR, Inc. ..........................................            40          1,093
Peoples Energy Corp. .................................            30          1,073
                                                                       ------------
                                                                            187,672
                                                                       ------------
TOTAL COMMON STOCK (cost $24,155,784).................                   19,769,477
                                                                       ------------

EXCHANGE TRADED FUNDS-- 1.2%
------------------------------------------------------------------------------------
FINANCE -- 1.2%
FINANCIAL SERVICES -- 1.2%
SPDR Trust, Series 1 .................................         1,100         93,214
T. Rowe Price Reserve Investment Fund.................       166,682        166,682
                                                                       ------------
TOTAL EXCHANGE TRADED FUNDS (cost $262,222)...........                      259,896
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $24,418,006)........                   20,029,373
                                                                       ------------

SHORT-TERM SECURITIES -- 1.5%                             PRINCIPAL
                                                           AMOUNT
------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 1.3%
Federal Home Loan Mtg. Disc. Notes 1.15% due 4/1/03...  $    280,000        280,000
                                                                       ------------

U.S. GOVERNMENT AGENCIES -- 0.2%
United States Treasury Bills 1.12% due 6/19/03@.......        50,000         49,878
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $329,878)...........                      329,878
                                                                       ------------

----------------
116

REPURCHASE AGREEMENTS -- 3.6%                             PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.50%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $112,002 and collateralized
 by $115,000 of United States Treasury Notes, bearing
 interest at 3.38%, due 4/30/04 and having an
 approximate value of $119,350........................  $    112,000   $    112,000
State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 2)...........................       641,000        641,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $753,000)...........                      753,000
                                                                       ------------

TOTAL INVESTMENTS -- (cost $25,500,884)                      99.3%   21,112,251
Other assets less liabilities --                              0.7       142,760
                                                       ----------  ------------
NET ASSETS --                                               100.0% $ 21,255,011
                                                       ==========  ============

-------------
+   Non-income producing securities.
ADR -- American Depository Receipt
#  Security represents an investment in an affiliated company.
@ The security or a portion thereof represents collateral for open futures contracts.

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
NUMBER OF                                             EXPIRATION      VALUE AT     VALUE AS OF      UNREALIZED
CONTRACTS               DESCRIPTION                      DATE        TRADE DATE   MARCH 31, 2003   DEPRECIATION
---------------------------------------------------------------------------------------------------------------
       2 Long           S&P 500 Index                 June 2003       $429,365       $423,500        $(5,865)
                                                                                                     =======

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
LARGE CAP VALUE
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 95.0%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.0%
APPAREL & TEXTILES -- 0.7%
Jones Apparel Group, Inc.+ ...........................           610   $     16,732
Liz Claiborne, Inc. ..................................           510         15,769
Nike, Inc., Class B ..................................         7,550        388,221
Reebok International, Ltd.+ ..........................           280          9,198
V.F. Corp. ...........................................           520         19,568

AUTOMOTIVE -- 1.1%
AutoNation, Inc.+ ....................................        15,770        201,068
Cooper Tire & Rubber Co. .............................           350          4,270
Dana Corp. ...........................................           700          4,942
Delphi Corp. .........................................         2,650         18,100
Ford Motor Co. .......................................        17,900        134,608
General Motors Corp. .................................         2,660         89,429
Genuine Parts Co. ....................................         6,330        193,128
Goodyear Tire & Rubber Co. ...........................           830          4,291
Navistar International Corp.+ ........................           320          7,875
PACCAR, Inc. .........................................           550         27,649
Ryder System, Inc. ...................................           300          6,153
Visteon Corp. ........................................           610          3,623

HOUSING & HOUSEHOLD DURABLES -- 0.3%
Black & Decker Corp. .................................         2,670         93,076
Centex Corp. .........................................           290         15,764
KB HOME ..............................................           230         10,454
Leggett & Platt, Inc. ................................           920         16,818
Pulte Homes, Inc. ....................................           290         14,544
Sherwin-Williams Co. .................................           710         18,765

RETAIL -- 2.9%
Big Lots, Inc.+ ......................................           550          6,187
Circuit City Stores -- Circuit City Group ............         1,000          5,200
Costco Wholesale Corp.+ ..............................         2,160         64,865
CVS Corp. ............................................        14,160        337,716
Dillard's, Inc., Class A .............................           400          5,168
Dollar General Corp. .................................        20,300        247,863
Federated Department Stores, Inc.+ ...................           900         25,218
Home Depot, Inc. .....................................        20,720        504,739
J.C. Penney Co., Inc. ................................         3,570         70,115
Limited Brands .......................................         2,480         31,918
Masco Corp. ..........................................         2,330         43,384
May Department Stores Co. ............................        13,170        261,951
Nordstrom, Inc. ......................................           640         10,368
Office Depot, Inc.+ ..................................         1,460         17,272
Sears, Roebuck & Co. .................................         1,500         36,225
SUPERVALU, Inc. ......................................           630          9,765
Toys "R" Us, Inc.+ ...................................        12,710        106,383

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
W.W. Grainger, Inc. ..................................           430   $     18,447
                                                                       ------------
                                                                          3,116,829
                                                                       ------------

CONSUMER STAPLES -- 5.1%
FOOD, BEVERAGE & TOBACCO -- 3.2%
Adolph Coors Co., Class B ............................           170          8,245
Albertson's, Inc. ....................................         1,800         33,930
Altria Group, Inc. ...................................         7,300        218,708
Archer-Daniels-Midland Co. ...........................         3,060         33,048
Brown-Forman Corp., Class B ..........................         3,000        230,700
Campbell Soup Co. ....................................         8,500        178,500
Coca-Cola Enterprises, Inc. ..........................         2,130         39,810
ConAgra Foods, Inc. ..................................         2,550         51,204
General Mills, Inc. ..................................         4,200        191,310
Hershey Foods Corp. ..................................         1,300         81,458
Kellogg Co. ..........................................        10,600        324,890
Kroger Co.+ ..........................................         3,620         47,603
McCormick & Co., Inc. ................................         2,600         62,764
PepsiCo, Inc. ........................................         1,900         76,000
R.J. Reynolds Tobacco Holdings, Inc. .................           400         12,904
Safeway, Inc.+ .......................................         2,090         39,564
Universal Corp. ......................................         5,400        203,904
UST, Inc. ............................................         6,300        173,880
Winn-Dixie Stores, Inc. ..............................           670          8,857

HOUSEHOLD & PERSONAL PRODUCTS -- 1.9%
Alberto-Culver Co., Class B ..........................           280         13,798
American Greetings Corp., Class A+ ...................           310          4,061
Clorox Co. ...........................................         4,000        184,680
Fortune Brands, Inc. .................................         5,240        224,639
Gillette Co. .........................................         6,100        188,734
Kimberly-Clark Corp. .................................        12,300        559,158
                                                                       ------------
                                                                          3,192,349
                                                                       ------------

ENERGY -- 11.4%
ENERGY SERVICES -- 2.6%
Baker Hughes, Inc. ...................................         4,200        125,706
McDermott International, Inc.+ .......................           300            870
Nabors Industries, Ltd.+ .............................           690         27,510
Noble Corp.+ .........................................           630         19,795
Rowan Cos., Inc. .....................................           440          8,650
SCANA Corp. ..........................................         5,600        167,552
Schlumberger, Ltd. ...................................         6,360        241,744
Sempra Energy ........................................           980         24,461
Shell Transport & Trading Co. ADR ....................        12,500        452,750
Southern Co. .........................................         3,380         96,127
Sunoco, Inc. .........................................           360         13,165
TECO Energy, Inc. ....................................           830          8,823
Transocean, Inc. .....................................         1,510         30,880
TXU Corp. ............................................        10,630        189,745

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Unocal Corp. .........................................         9,225   $    242,710
Williams Cos., Inc. ..................................         2,450         11,221
Xcel Energy, Inc. ....................................         1,890         24,211

ENERGY SOURCES -- 8.8%
Amerada Hess Corp. ...................................         5,520        244,315
Anadarko Petroleum Corp. .............................         1,180         53,690
Apache Corp. .........................................           760         46,922
BP Amoco, PLC ADR ....................................         6,804        262,566
Burlington Resources, Inc. ...........................           950         45,325
ChevronTexaco Corp. ..................................        15,394        995,222
ConocoPhillips .......................................         3,210        172,056
Devon Energy Corp. ...................................           740         35,683
EOG Resources, Inc. ..................................           550         21,758
Exxon Mobil Corp. ....................................        80,812      2,824,379
GlobalSantaFe Corp. ..................................        11,200        231,280
Halliburton Co. ......................................         2,070         42,911
Kerr-McGee Corp. .....................................           480         19,493
Marathon Oil Corp. ...................................         5,580        133,753
Occidental Petroleum Corp. ...........................         1,790         53,628
Royal Dutch Petroleum Co. ............................         7,700        313,775
                                                                       ------------
                                                                          7,182,676
                                                                       ------------

FINANCE -- 24.7%
BANKS -- 10.9%
AmSouth Bancorp ......................................         1,690         33,597
Bank of America Corp. ................................        17,420      1,164,353
Bank of New York Co., Inc. ...........................         3,630         74,415
Bank One Corp. .......................................        21,220        734,636
BB&T Corp. ...........................................         2,230         70,089
Charter One Financial, Inc. ..........................         1,070         29,596
Comerica, Inc. .......................................         5,630        213,264
First Tennessee National Corp. .......................           600         23,826
FleetBoston Financial Corp. ..........................        16,590        396,169
Golden West Financial Corp. ..........................           730         52,509
Huntington Bancshares, Inc. ..........................         1,120         20,821
J.P. Morgan Chase & Co. ..............................        17,660        418,719
KeyCorp ..............................................         2,010         45,346
Marshall & Ilsley Corp. ..............................         1,040         26,582
Mercantile Bankshares Corp. ..........................         4,200        142,548
National City Corp. ..................................        25,300        704,605
Northern Trust Corp. .................................         4,550        138,548
PNC Financial Services Group, Inc. ...................         4,850        205,543
Regions Financial Corp. ..............................         1,050         34,020
SouthTrust Corp. .....................................         1,640         41,869
State Street Corp. ...................................         1,570         49,659
SunTrust Banks, Inc. .................................         1,340         70,551
Synovus Financial Corp. ..............................         1,440         25,762
U.S. Bancorp .........................................         9,080        172,338
Union Planters Corp. .................................           940         24,713
Wachovia Corp. .......................................         6,450        219,751

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Washington Mutual, Inc. ..............................        23,940   $    844,364
Wells Fargo & Co. ....................................        19,020        855,710
Zions Bancorp. .......................................           430         18,395

FINANCIAL SERVICES -- 7.3%
American Express Co. .................................         7,600        252,548
Bear Stearns Cos., Inc. ..............................           470         30,832
Capital One Financial Corp. ..........................         1,050         31,511
Citigroup, Inc. ......................................        57,876      1,993,828
Countrywide Credit Industries, Inc. ..................           600         34,500
Dun & Bradstreet Corp.+ ..............................         2,950        112,838
Fannie Mae ...........................................        11,100        725,385
Franklin Resources, Inc. .............................         1,220         40,150
Freddie Mac ..........................................         3,300        175,230
Goldman Sachs Group, Inc. ............................         4,640        315,891
Janus Capital Group, Inc. ............................         1,060         12,073
Lehman Brothers Holdings, Inc. .......................         1,150         66,413
MBNA Corp. ...........................................         6,060         91,203
Mellon Financial Corp. ...............................         9,300        197,718
Merrill Lynch & Co., Inc. ............................         4,100        145,140
Moody's Corp. ........................................         2,600        120,198
Morgan Stanley .......................................         5,140        197,119
Principal Financial Group, Inc. ......................         1,520         41,253
Providian Financial Corp.+ ...........................         1,370          8,987
T. Rowe Price Group, Inc. ............................           580         15,729

INSURANCE -- 6.5%
ACE, Ltd. ............................................        10,950        317,002
AFLAC, Inc. ..........................................         2,450         78,522
Allstate Corp. .......................................         3,330        110,456
AMBAC Financial Group, Inc. ..........................           500         25,260
American International Group, Inc.#@ .................        14,049        694,723
Aon Corp. ............................................         5,770        119,324
Chubb Corp. ..........................................         8,010        355,003
CIGNA Corp. ..........................................        10,360        473,659
Cincinnati Financial Corp. ...........................           770         27,004
Hartford Financial Services Group, Inc. ..............         8,710        307,376
Jefferson-Pilot Corp. ................................           680         26,166
John Hancock Financial Services, Inc. ................         1,370         38,059
Lincoln National Corp. ...............................         4,840        135,520
Loews Corp. ..........................................           880         35,059
Marsh & McLennan Cos., Inc. ..........................         5,200        221,676
MBIA, Inc. ...........................................           690         26,662
MetLife, Inc. ........................................         3,320         87,582
MGIC Investment Corp. ................................           480         18,850
Prudential Financial, Inc. ...........................         5,380        157,365
SAFECO Corp. .........................................         9,060        316,828
St. Paul Cos., Inc. ..................................         6,270        199,386
Torchmark Corp. ......................................           560         20,048
Travelers Property Casualty Corp., Class A ...........         2,733         38,508
Travelers Property Casualty Corp., Class B ...........         4,770         67,305
UnumProvident Corp. ..................................        12,350        121,030

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
XL Capital, Ltd., Class A ............................           640   $     45,299
                                                                       ------------
                                                                         15,524,516
                                                                       ------------

HEALTHCARE -- 5.7%
DRUGS -- 4.1%
Abbott Laboratories ..................................         3,900        146,679
Bristol-Myers Squibb Co. .............................        15,700        331,741
Genzyme Corp.+ .......................................         1,020         37,179
King Pharmaceuticals, Inc.+ ..........................         1,140         13,600
Merck & Co., Inc. ....................................        11,700        640,926
Pharmacia Corp. ......................................        14,261        617,501
Schering-Plough Corp. ................................        24,000        427,920
Watson Pharmaceuticals, Inc.+ ........................           510         14,673
Wyeth ................................................         8,400        317,688

HEALTH SERVICES -- 0.4%
Aetna, Inc. ..........................................           710         35,003
Anthem, Inc.+ ........................................           670         44,388
Health Management Associates, Inc., Class A ..........         1,130         21,470
Humana, Inc.+ ........................................           770          7,392
Manor Care, Inc.+ ....................................           460          8,846
Quest Diagnostics, Inc.+ .............................           500         29,845
Quintiles Transnational Corp.+ .......................           560          6,810
Tenet Healthcare Corp.+ ..............................         2,250         37,575
Wellchoice, Inc.+ ....................................           300          6,333
Wellpoint Health Networks, Inc., Class A+ ............           710         54,492

MEDICAL PRODUCTS -- 1.2%
AmerisourceBergen Corp. ..............................           520         27,300
Bausch & Lomb, Inc. ..................................           250          8,223
Baxter International, Inc. ...........................         6,200        115,568
Beckman Coulter, Inc. ................................         6,600        224,598
Becton Dickinson & Co. ...............................         4,810        165,656
C.R. Bard, Inc. ......................................         2,750        173,415
McKesson Corp. .......................................         1,380         34,403
                                                                       ------------
                                                                          3,549,224
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 10.0%
AEROSPACE & MILITARY TECHNOLOGY -- 2.0%
Boeing Co. ...........................................         3,980         99,739
General Dynamics Corp. ...............................           950         52,317
Goodrich Corp. .......................................           560          7,874
ITT Industries, Inc. .................................           440         23,500
Lockheed Martin Corp. ................................         4,660        221,583
Northrop Grumman Corp. ...............................           870         74,646
Raytheon Co. .........................................         6,220        176,461
Rockwell Automation, Inc. ............................        11,380        235,566
Rockwell Collins, Inc. ...............................        10,400        191,048
Textron, Inc. ........................................           640         17,574
United Technologies Corp. ............................         2,230        128,849

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES -- 1.8%
Allied Waste Industries, Inc.+ .......................           940   $      7,511
Bearingpoint, Inc.+ ..................................         6,100         38,857
Cendant Corp.+ .......................................         4,880         61,976
Convergys Corp.+ .....................................           820         10,824
Eastman Kodak Co. ....................................         9,280        274,688
Fluor Corp. ..........................................           380         12,798
Ingersoll-Rand Co., Inc., Class A ....................           800         30,872
Interpublic Group Cos., Inc. .........................         1,830         17,019
Monsanto Co. .........................................         3,672         60,221
Pall Corp. ...........................................        10,980        219,600
R.R. Donnelley & Sons Co. ............................         5,440         99,661
TMP Worldwide, Inc.+ .................................           530          5,687
Waste Management, Inc. ...............................        13,320        282,117

ELECTRICAL EQUIPMENT -- 2.0%
American Power Conversion Corp.+ .....................           930         13,243
Crane Co. ............................................           280          4,878
Eaton Corp. ..........................................         2,030        141,998
Emerson Electric Co. .................................         7,500        340,125
Hubbell, Inc., Class B ...............................         5,000        156,500
Jabil Circuit, Inc.+ .................................           940         16,450
Johnson Controls, Inc. ...............................           420         30,425
Power-One, Inc.+ .....................................           380          1,672
Tyco International, Ltd. .............................        41,060        528,032

MACHINERY -- 1.4%
Caterpillar, Inc. ....................................         7,830        385,236
Cummins, Inc. ........................................           200          4,920
Deere & Co. ..........................................         1,130         44,364
Dover Corp. ..........................................           960         23,251
Illinois Tool Works, Inc. ............................         4,360        253,534
Parker-Hannifin Corp. ................................           560         21,694
Snap-On, Inc. ........................................           280          6,933
Stanley Works ........................................         6,620        158,814

MULTI-INDUSTRY -- 1.6%
3M Co. ...............................................           700         91,021
Danaher Corp. ........................................           720         47,347
General Electric Co. .................................        16,500        420,750
Honeywell International, Inc. ........................        20,660        441,298

TRANSPORTATION -- 1.2%
Burlington Northern Santa Fe Corp. ...................         1,780         44,322
CSX Corp. ............................................         1,020         29,090
FedEx Corp. ..........................................         1,420         78,199
Norfolk Southern Corp. ...............................        12,140        225,319
Union Pacific Corp. ..................................         7,300        401,500
                                                                       ------------
                                                                          6,261,903
                                                                       ------------

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 9.3%
BROADCASTING & MEDIA -- 5.8%
AOL Time Warner, Inc.+ ...............................       109,290   $  1,186,889
Clear Channel Communications, Inc.+ ..................         2,900         98,368
Comcast Corp., Class A+ ..............................        20,402        583,293
Comcast Corp., Sp. Class A+ ..........................        34,300        942,907
Dow Jones & Co., Inc. ................................         7,300        258,712
Gannett Co., Inc. ....................................         1,870        131,704
Reader's Digest Association, Inc., Class A ...........         7,900         80,659
Tribune Co. ..........................................         1,450         65,265
Viacom, Inc., Class B+ ...............................         8,350        304,942

ENTERTAINMENT PRODUCTS -- 1.5%
Hasbro, Inc. .........................................        12,720        176,681
Knight-Ridder, Inc. ..................................         5,190        303,615
Walt Disney Co. ......................................        26,580        452,391

LEISURE & TOURISM -- 2.0%
Brunswick Corp. ......................................           430          8,170
Carnival Corp. .......................................         2,780         67,026
Darden Restaurants, Inc. .............................           810         14,459
Delta Air Lines, Inc. ................................           590          5,251
Harrah's Entertainment, Inc.+ ........................           530         18,921
Hilton Hotels Corp. ..................................        14,980        173,918
Marriott International, Inc., Class A ................         1,110         35,309
McDonald's Corp. .....................................        29,920        432,643
Sabre Holdings Corp.+ ................................           680         10,819
Southwest Airlines Co. ...............................        17,370        249,433
Starwood Hotels & Resorts Worldwide, Inc. ............        10,150        241,468
Wendy's International, Inc. ..........................           550         15,131
                                                                       ------------
                                                                          5,857,974
                                                                       ------------

INFORMATION TECHNOLOGY -- 12.4%
COMMUNICATION EQUIPMENT -- 0.0%
Symbol Technologies, Inc. ............................         1,090          9,385

COMPUTER SERVICES -- 0.3%
Autodesk, Inc. .......................................           540          8,240
Computer Associates International, Inc. ..............         2,720         37,155
Computer Sciences Corp.+ .............................           890         28,970
Electronic Data Systems Corp. ........................         2,260         39,776
Sun Microsystems, Inc.+ ..............................        15,140         49,357
SunGard Data Systems, Inc.+ ..........................         1,340         28,542
Unisys Corp.+ ........................................         1,550         14,353

COMPUTER SOFTWARE -- 0.4%
BMC Software, Inc.+ ..................................         1,110         16,750
Compuware Corp.+ .....................................         1,790          6,068
Microsoft Corp. ......................................         7,100        171,891
Novell, Inc.+ ........................................         1,750          3,762
Parametric Technology Corp.+ .........................         1,250          2,713
PeopleSoft, Inc.+ ....................................         1,480         22,644
Siebel Systems, Inc.+ ................................         2,300         18,423
VERITAS Software Corp.+ ..............................         1,950         34,281

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT -- 2.2%
Apple Computer, Inc.+ ................................         1,710   $     24,180
EMC Corp.+ ...........................................        10,430         75,409
Gateway, Inc.+ .......................................         1,540          3,634
Hewlett-Packard Co. ..................................        75,513      1,174,227
NCR Corp.+ ...........................................           460          8,436
Xerox Corp.+ .........................................         8,690         75,603

ELECTRONICS -- 2.8%
Advanced Micro Devices, Inc.+ ........................         1,630         10,073
Agere Systems, Inc., Class A+ ........................        27,225         43,560
Agere Systems, Inc., Class B+ ........................         5,529          8,294
Agilent Technologies, Inc.+ ..........................         2,210         29,061
Applied Materials, Inc.+ .............................        23,200        291,856
Applied Micro Circuits Corp.+ ........................         1,440          4,694
Broadcom Corp., Class A+ .............................         1,310         16,179
Intel Corp. ..........................................        37,200        605,616
LSI Logic Corp.+ .....................................         1,760          7,955
Micron Technology, Inc.+ .............................         2,880         23,443
Molex, Inc. ..........................................           910         19,547
National Semiconductor Corp.+ ........................           860         14,654
Novellus Systems, Inc.+ ..............................           710         19,362
NVIDIA Corp.+ ........................................           750          9,638
PerkinElmer, Inc. ....................................           600          5,334
Sanmina-SCI Corp.+ ...................................         2,410          9,736
Solectron Corp.+ .....................................         3,920         11,838
Tektronix, Inc.+ .....................................           410          7,032
Teradyne, Inc.+ ......................................        32,970        383,771
Texas Instruments, Inc. ..............................        14,710        240,803
Thermo Electron Corp.+ ...............................           780         14,118
Thomas & Betts Corp.+ ................................           280          3,970

TELECOMMUNICATIONS -- 6.7%
ADC Telecommunications, Inc.+ ........................         3,800          7,828
Alltel Corp. .........................................         6,970        311,977
Andrew Corp.+ ........................................           470          2,585
AT&T Corp. ...........................................        22,900        370,980
AT&T Wireless Services, Inc.+ ........................        50,317        332,092
BellSouth Corp. ......................................        24,620        533,515
CenturyTel, Inc. .....................................           680         18,768
CIENA Corp.+ .........................................         2,060          9,002
Cisco Systems, Inc.+ .................................         7,700         99,946
Citizens Communications Co.+ .........................         1,340         13,373
Comverse Technology, Inc.+ ...........................           890         10,066
Corning, Inc.+ .......................................         5,680         33,171
JDS Uniphase Corp.+ ..................................         6,710         19,124
Lucent Technologies, Inc.+ ...........................        26,100         38,367
Motorola, Inc. .......................................        24,510        202,453
Qwest Communications International, Inc.+ ............        53,840        187,902
SBC Communications, Inc. .............................        58,440      1,172,306
Scientific-Atlanta, Inc. .............................           730         10,030
Sprint Corp. (FON Group) .............................        17,740        208,445
Tellabs, Inc.+ .......................................         1,950         11,291

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Verizon Communications, Inc. .........................        16,642   $    588,295
                                                                       ------------
                                                                          7,815,849
                                                                       ------------

MATERIALS -- 7.1%
CHEMICALS -- 3.9%
Air Products & Chemicals, Inc. .......................         1,080         44,744
Ashland, Inc. ........................................        22,920        680,037
Dow Chemical Co. .....................................        12,720        351,199
du Pont (E.I.) de Nemours and Co. ....................        21,720        844,039
Eastman Chemical Co. .................................           370         10,726
Engelhard Corp. ......................................         1,610         34,486
Great Lakes Chemical Corp. ...........................         6,240        138,528
Hercules, Inc.+ ......................................        11,720        101,964
International Flavors & Fragrances, Inc. .............         5,400        167,886
PPG Industries, Inc. .................................           800         36,064
Rohm and Haas Co. ....................................         1,050         31,269

FOREST PRODUCTS -- 1.8%
Bemis Co. ............................................           250         10,515
Boise Cascade Corp. ..................................           280          6,118
Georgia-Pacific Corp. ................................         1,190         16,541
International Paper Co. ..............................        11,858        400,801
Louisiana-Pacific Corp.+ .............................           500          3,965
MeadWestvaco Corp. ...................................         3,350         76,313
Plum Creek Timber Co., Inc. ..........................           880         18,999
Sealed Air Corp.+ ....................................           400         16,052
Temple-Inland, Inc. ..................................           260          9,724
Weyerhaeuser Co. .....................................        11,840        566,307

METALS & MINERALS -- 1.4%
Alcoa, Inc. ..........................................        13,210        256,010
Allegheny Technologies, Inc. .........................           380          1,102
Cooper Industries, Ltd., Class A .....................         9,340        333,531
Newmont Mining Corp. .................................         1,900         49,685
Nucor Corp. ..........................................         4,670        178,254
Phelps Dodge Corp.+ ..................................           420         13,642
United States Steel Corp. ............................           490          4,817
Vulcan Materials Co. .................................           480         14,510
Worthington Industries, Inc. .........................           410          4,891
                                                                       ------------
                                                                          4,422,719
                                                                       ------------

REAL ESTATE -- 0.6%
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
Apartment Investment & Management Co., Class A .......           450         16,416
Archstone-Smith Trust ................................         2,300         50,508
Equity Office Properties Trust .......................         1,950         49,627
Equity Residential ...................................         1,280         30,810
Simon Property Group, Inc. ...........................         5,670        203,156
                                                                       ------------
                                                                            350,517
                                                                       ------------

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES -- 3.7%
ELECTRIC UTILITIES -- 3.3%
AES Corp.+ ...........................................         2,580   $      9,340
Allegheny Energy, Inc. ...............................           600          3,726
Ameren Corp. .........................................           750         29,288
American Electric Power Co., Inc. ....................         1,840         42,044
Calpine Corp.+ .......................................         1,790          5,907
Centerpoint Energy, Inc. .............................         1,440         10,152
Cinergy Corp. ........................................           800         26,920
CMS Energy Corp. .....................................           680          2,999
Consolidated Edison, Inc. ............................         1,010         38,855
Constellation Energy Group, Inc. .....................        10,880        301,702
Dominion Resources, Inc. .............................         3,710        205,423
DTE Energy Co. .......................................           790         30,533
Duke Energy Corp. ....................................        15,480        225,079
Edison International+ ................................         1,540         21,083
Entergy Corp. ........................................         1,050         50,557
Exelon Corp. .........................................         5,630        283,808
FirstEnergy Corp. ....................................         5,610        176,715
FPL Group, Inc. ......................................           870         51,269
Mirant Corp.+ ........................................         1,920          3,072
NiSource, Inc. .......................................        12,080        219,856
PG&E Corp.+ ..........................................         1,930         25,959
Pinnacle West Capital Corp. ..........................           430         14,293
PPL Corp. ............................................           780         27,776
Progress Energy, Inc. ................................         5,920        231,768
Public Service Enterprise Group, Inc. ................         1,050         38,524

GAS & PIPELINE UTILITIES -- 0.4%
Dynegy, Inc., Class A ................................         1,760          4,594
El Paso Corp. ........................................        13,340         80,707
KeySpan Corp. ........................................           740         23,865
Kinder Morgan, Inc. ..................................           580         26,100
National Fuel Gas Co. ................................         5,800        126,846
NICOR, Inc. ..........................................           210          5,737
Peoples Energy Corp. .................................           170          6,081
                                                                       ------------
                                                                          2,350,578
                                                                       ------------
TOTAL COMMON STOCK (cost $75,191,001).................                   59,625,134
                                                                       ------------

PREFERRED STOCK -- 0.3%
------------------------------------------------------------------------------------
FINANCE -- 0.1%
FINANCIAL SERVICES -- 0.1%
Ford Motor Co. Capital Trust II 6.50%
 (Convertible) .......................................         1,100         39,204

INFORMATION TECHNOLOGY -- 0.2%
TELECOMMUNICATIONS -- 0.2%
Lucent Technologies, Inc. 8.00% (Convertible) ........           142        120,174
                                                                       ------------
TOTAL PREFERRED STOCK (cost $167,792).................                      159,378
                                                                       ------------

                                                                ----------------

EXCHANGE TRADED FUNDS -- 2.1%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE -- 2.1%
FINANCIAL SERVICES -- 2.1%
iShares S&P 500/Barra Growth Value Fund...............        14,700   $    591,822
T. Rowe Price Reserve Investment Fund@................       752,955        752,955
                                                                       ------------
TOTAL EXCHANGE TRADED FUNDS (cost $1,354,844).........                    1,344,777
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $76,713,637)........                   61,129,289
                                                                       ------------
SHORT-TERM SECURITIES -- 1.0%                             PRINCIPAL
                                                           AMOUNT
------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 0.8%
Federal Home Loan Mtg. Disc. Notes 1.15% due
 4/1/03@..............................................  $    500,000        500,000
                                                                       ------------

U.S. GOVERNMENT AGENCIES -- 0.2%
United States Treasury Bills 1.12% due 6/19/03@.......       100,000         99,754
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $599,753)...........                      599,754
                                                                       ------------

REPURCHASE AGREEMENTS -- 0.9%
------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.50%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $144,002 and collateralized
 by $144,000 of United States Treasury Notes, bearing
 interest at 3.38%, due 4/30/04 and having an
 approximate value of $150,485........................       144,000        144,000
UBS Warburg, LLC Joint Repurchase Agreement Account
 (Note 2) ............................................       415,000        415,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $559,000)...........                      559,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $77,872,390)                                            99.30%   62,288,043
Other assets less liabilities --                                  0.7       447,491
                                                              -------  ------------
NET ASSETS --                                                  100.00% $ 62,735,534
                                                              =======  ============

-------------
+   Non-income producing securities.
ADR -- American Depository Receipt
#  Security represents an investment in an affiliated company.
@ The security or a portion thereof represents collateral for open futures contracts.

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
NUMBER OF                                             EXPIRATION      VALUE AT     VALUE AS OF      UNREALIZED
CONTRACTS               DESCRIPTION                      DATE        TRADE DATE   MARCH 31, 2003   APPRECIATION
---------------------------------------------------------------------------------------------------------------
       7 Long           S&P BARRA Value Index         June 2003       $688,502       $701,924        $13,422
                                                                                                     =======

See Notes to Financial Statements.

----------------
128

----------------

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO                  INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 94.3%
                                                      SHARES       VALUE
---------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 11.8%
APPAREL & TEXTILES -- 2.8%
Cintas Corp. .....................................       4,661  $   153,347
Coach, Inc.+ .....................................      12,906      494,687
Columbia Sportswear Co.+ .........................         171        6,356
Foot Locker, Inc. ................................         723        7,736
Gap, Inc. ........................................      29,400      426,006
Gucci Group NV ...................................       1,200      114,372
Jones Apparel Group, Inc.+ .......................         141        3,868
Timberland Co., Class A+ .........................         250       10,453

AUTOMOTIVE -- 1.5%
Advanced Auto Parts, Inc.+ .......................       8,996      416,065
ArvinMeritor, Inc. ...............................          68          951
AutoZone, Inc.+ ..................................       1,408       96,744
Carmax, Inc.+ ....................................         930       13,550
Harley-Davidson, Inc. ............................       1,800       71,478
O'Reilly Automotive, Inc.+ .......................         470       12,737
Polaris Industries, Inc. .........................         314       15,612
Sonic Automotive, Inc.+ ..........................         234        3,440

HOUSING & HOUSEHOLD DURABLES -- 0.5%
Black & Decker Corp. .............................       1,043       36,359
D.R. Horton, Inc. ................................         265        5,088
Ethan Allen Interiors, Inc. ......................         229        6,739
Furniture Brands International, Inc.+ ............         448        8,763
La-Z-Boy, Inc. ...................................          45          778
Leggett & Platt, Inc. ............................         837       15,300
Lennar Corp. .....................................       1,645       88,090
Maytag Corp. .....................................       1,050       19,982
Mohawk Industries, Inc.+ .........................         696       33,366
NVR, Inc.+ .......................................          75       24,675

RETAIL -- 7.0%
99 Cents Only Stores+ ............................         565       14,407
Abercrombie & Fitch Co., Class A+ ................      11,956      359,039
American Eagle Outfitters, Inc.+ .................         649        9,423
Avery Dennison Corp. .............................       1,963      115,169
Barnes & Noble, Inc.+ ............................         177        3,361
Bed Bath & Beyond, Inc.+@ ........................       7,966      275,146
Big Lots, Inc.+ ..................................         870        9,787
BJ's Wholesale Club, Inc.+ .......................         972       10,983
Blockbuster, Inc., Class A .......................         178        3,044
Borders Group, Inc.+ .............................         119        1,749
CDW Computer Centers, Inc.+ ......................       2,300       93,840
Chico's FAS, Inc.+ ...............................         990       19,800
Circuit City Stores -- Circuit City Group ........         348        1,810
CVS Corp. ........................................       1,400       33,390
Dollar General Corp. .............................       9,061      110,635
Dollar Tree Stores, Inc.+ ........................       4,292       85,411

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Family Dollar Stores, Inc. .......................       6,375  $   196,860
GameStop Corp.+ ..................................         168        2,016
Guitar Center, Inc.+ .............................       9,700      197,589
Kohl's Corp.+ ....................................       1,000       56,580
Leapfrog Enterprises, Inc.+ ......................      13,600      324,224
Men's Wearhouse, Inc.+ ...........................       2,100       31,416
Michaels Stores, Inc.+ ...........................         903       22,584
MSC Industrial Direct Co., Inc., Class A+ ........         250        3,997
Petco Animal Supplies, Inc.+ .....................         202        3,808
PetSmart, Inc.+ ..................................       1,817       22,894
Pier 1 Imports, Inc. .............................       9,822      155,777
RadioShack Corp. .................................       2,361       52,627
Rent-A-Center, Inc.+ .............................         453       24,784
Rite Aid Corp.+ ..................................       2,180        4,883
Ross Stores, Inc. ................................       4,672      168,893
Staples, Inc.+ ...................................       8,744      160,277
Talbots, Inc. ....................................         311        8,005
Tiffany & Co. ....................................       5,210      130,250
TJX Cos., Inc. ...................................       6,900      121,440
Williams-Sonoma, Inc.+ ...........................       5,814      126,745
Zale Corp.+ ......................................         112        3,667
                                                                -----------
                                                                  5,052,852
                                                                -----------

CONSUMER STAPLES -- 2.5%
FOOD, BEVERAGE & TOBACCO -- 1.7%
Brown-Forman Corp., Class B ......................         472       36,297
Bunge, Ltd. ......................................       8,000      201,280
Coca-Cola Enterprises, Inc. ......................       2,973       55,565
Constellation Brands, Inc., Class A+ .............         409        9,284
Dreyer's Grand Ice Cream, Inc. ...................         249       17,261
Hershey Foods Corp. ..............................         633       39,664
J. M. Smucker Co. ................................       4,200      146,874
McCormick & Co., Inc. ............................       1,002       24,188
Pepsi Bottling Group, Inc. .......................       2,384       42,745
Performance Food Group Co.+ ......................         441       13,521
Tootsie Roll Industries, Inc. ....................       2,349       67,029
UST, Inc. ........................................       1,146       31,630
Whole Foods Market, Inc.+ ........................         711       39,560

HOUSEHOLD & PERSONAL PRODUCTS -- 0.8%
Alberto-Culver Co., Class B ......................          33        1,626
Church & Dwight, Inc. ............................         286        8,683
Clorox Co. .......................................       1,064       49,125
Dial Corp. .......................................         667       12,940
Estee Lauder Cos., Inc., Class A .................       1,033       31,362
Fossil, Inc.+ ....................................      12,900      222,138
Newell Rubbermaid, Inc. ..........................         190        5,387
Scotts Co., Class A+ .............................          73        3,781
                                                                -----------
                                                                  1,059,940
                                                                -----------

----------------
130

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
EDUCATION -- 3.7%
EDUCATION -- 3.7%
Apollo Group, Inc., Class A+ .....................      11,487  $   573,201
Career Education Corp.+ ..........................      15,916      778,611
Corinthian Colleges, Inc.+ .......................       1,300       51,350
Education Management Corp.+ ......................       1,632       64,904
ITT Educational Services, Inc.+ ..................       4,000      112,000
University of Phoenix Online+ ....................         198        8,445
                                                                -----------
                                                                  1,588,511
                                                                -----------

ENERGY -- 3.3%
ENERGY SERVICES -- 2.2%
BJ Services Co.+ .................................       5,932      204,001
Cooper Cameron Corp.+ ............................       2,187      108,278
Noble Energy, Inc. ...............................         440       15,088
Patterson-UTI Energy, Inc.+ ......................         910       29,448
Pride International, Inc.+ .......................         751       10,131
Rowan Cos., Inc. .................................         736       14,470
Smith International, Inc.+ .......................       5,082      179,039
Tidewater, Inc. ..................................         374       10,741
Varco International, Inc.+ .......................         654       11,975
Weatherford International, Ltd.+ .................       1,800       67,986
Westport Resources Corp.+ ........................      11,800      237,770
Williams Cos., Inc. ..............................         523        2,395
XTO Energy, Inc. .................................         161        3,059

ENERGY SOURCES -- 1.1%
Amerada Hess Corp. ...............................         479       21,201
Apache Corp. .....................................       1,848      114,096
Burlington Resources, Inc. .......................         587       28,006
Cimarex Energy Co.+ ..............................         270        5,251
Devon Energy Corp. ...............................       1,700       81,974
Diamond Offshore Drilling, Inc. ..................       2,074       40,256
ENSCO International, Inc. ........................       1,657       42,270
FMC Technologies, Inc.+ ..........................         108        2,074
Forest Oil Corp.+ ................................         203        4,527
Grant Prideco, Inc.+ .............................       1,206       14,544
Halliburton Co. ..................................       2,964       61,444
Murphy Oil Corp. .................................         766       33,834
National-Oilwell, Inc.+ ..........................         693       15,516
Newfield Exploration Co.+ ........................         414       14,030
Ocean Energy, Inc. ...............................       1,699       33,980
Pioneer Natural Resources Co.+ ...................         251        6,300
Pogo Producing Co. ...............................         114        4,534
                                                                -----------
                                                                  1,418,218
                                                                -----------

FINANCE -- 7.0%
BANKS -- 1.8%
Boston Private Financial Holdings, Inc. ..........       3,300       49,368
City National Corp. ..............................       1,300       57,122
Commerce Bancorp, Inc. ...........................         786       31,236
Community First Bankshares, Inc. .................       1,900       48,545

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Greater Bay Bancorp ..............................         105  $     1,502
Hudson United Bancorp ............................         179        5,513
Investors Financial Services Corp. ...............       4,975      121,141
New York Community Bancorp, Inc. .................         485       14,453
North Fork Bancorp., Inc. ........................         565       16,639
Northern Trust Corp. .............................       2,200       66,990
Provident Financial Group, Inc. ..................         283        6,008
Silicon Valley Bancshares, Inc.+ .................       3,047       55,425
State Street Corp. ...............................       1,800       56,934
Synovus Financial Corp. ..........................       6,413      114,729
TCF Financial Corp. ..............................         618       24,745
UCBH Holdings, Inc. ..............................       2,200       96,756
Westamerica Bancorp. .............................         109        4,304

FINANCIAL SERVICES -- 3.5%
Affiliated Managers Group, Inc.+ .................         238        9,894
Allied Capital Corp. .............................       1,103       22,038
AmeriCredit Corp.+ ...............................       1,616        5,333
Amvescap, PLC ADR ................................       3,750       34,275
BlackRock, Inc.+ .................................         237       10,319
Capital One Financial Corp. ......................       3,200       96,032
Charles Schwab Corp. .............................       5,370       38,771
Concord EFS, Inc.+ ...............................       6,200       58,280
Doral Financial Corp. ............................         585       20,680
Dun & Bradstreet Corp.+ ..........................         810       30,982
E*TRADE Group, Inc.+ .............................       1,795        7,557
Eaton Vance Corp. ................................       4,496      120,178
Equifax, Inc. ....................................       4,923       98,411
Federated Investors, Inc., Class B ...............       3,567       90,780
Franklin Resources, Inc. .........................       3,200      105,312
H&R Block, Inc. ..................................       2,496      106,554
Investment Technology Group, Inc.+ ...............         665        9,290
Janus Capital Group, Inc. ........................       2,546       28,999
LaBranche & Co., Inc.+ ...........................       2,770       50,913
Legg Mason, Inc. .................................       2,403      117,122
Moody's Corp. ....................................       4,776      220,794
National Processing, Inc.+ .......................         104        1,448
Neuberger Berman, Inc. ...........................       2,206       62,275
Nuveen Investments, Inc. .........................         290        6,481
Providian Financial Corp.+ .......................       1,412        9,263
Raymond James Financial, Inc. ....................       1,800       46,566
T. Rowe Price Group, Inc. ........................         475       12,882
Waddell & Reed Financial, Inc., Class A ..........       3,995       70,192

INSURANCE -- 1.7%
AMBAC Financial Group, Inc. ......................       2,175      109,881
Arthur J. Gallagher & Co. ........................       3,269       80,254
Brown & Brown, Inc. ..............................         653       20,445
HCC Insurance Holdings, Inc. .....................         126        3,221
Markel Corp.+ ....................................          10        2,237
PMI Group, Inc. ..................................       2,300       58,765
Radian Group, Inc. ...............................       1,900       63,422

----------------
132

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Triad Guaranty, Inc.+ ............................       2,700  $    92,772
White Mountains Insurance Group, Ltd. ............         700      238,000
Willis Group Holdings, Ltd. ......................       2,100       58,170
                                                                -----------
                                                                  2,990,198
                                                                -----------

HEALTHCARE -- 24.2%
DRUGS -- 10.8%
Abgenix, Inc.+ ...................................         800        6,960
Allergan, Inc. ...................................       2,830      193,034
Amgen, Inc.+ .....................................         912       52,486
Amylin Pharmaceuticals, Inc.+ ....................      12,100      196,020
Andrx Corp.+ .....................................         862       10,180
Barr Laboratories, Inc.+ .........................         562       32,034
Biogen, Inc.+ ....................................       2,018       60,459
Caremark Rx, Inc.+ ...............................      20,091      364,652
Cephalon, Inc.+ ..................................       7,423      296,475
Charles River Laboratories International,
 Inc.+ ...........................................         609       15,542
Chiron Corp.+ ....................................       1,267       47,512
Express Scripts, Inc., Class A+ ..................       1,960      109,133
Forest Laboratories, Inc.+ .......................       1,400       75,558
Genzyme Corp.+ ...................................      10,481      382,032
Gilead Sciences, Inc.+ ...........................      14,639      614,692
ICN Pharmaceuticals, Inc. ........................         301        2,682
IDEC Pharmaceuticals Corp.+ ......................      11,127      382,980
Invitrogen Corp.+ ................................       2,414       73,941
IVAX Corp.+ ......................................       2,060       25,235
King Pharmaceuticals, Inc.+ ......................       3,374       40,252
Medicis Pharmaceutical Corp., Class A+ ...........         291       16,177
Millennium Pharmaceuticals, Inc.+ ................      23,280      182,981
Mylan Laboratories, Inc. .........................       2,395       68,856
Neurocrine Biosciences, Inc.+ ....................       5,600      233,968
Pharmaceutical Product Development, Inc.+ ........      11,634      312,384
Protein Design Labs, Inc.+ .......................       3,500       25,900
Serono SA ADR ....................................      24,200      291,610
Shionogi & Co., Ltd. .............................      11,000      149,617
SICOR, Inc.+ .....................................         934       15,598
Vertex Pharmaceuticals, Inc.+ ....................       1,658       18,437
Watson Pharmaceuticals, Inc.+ ....................      11,212      322,569

HEALTH SERVICES -- 5.6%
Accredo Health, Inc.+ ............................         605       14,725
AdvancePCS+ ......................................       1,006       28,510
AMN Healthcare Services, Inc.+ ...................         195        2,141
Anthem, Inc.+ ....................................       2,866      189,873
Cerner Corp.+ ....................................         381       12,337
Community Health Systems, Inc.+ ..................         489       10,020
Coventry Health Care, Inc.+ ......................       2,041       67,149
Diagnostic Products Corp. ........................         294       10,981
First Health Group Corp.+ ........................       3,380       85,987
Health Management Associates, Inc., Class A ......       5,580      106,020
Health Net, Inc.+ ................................       6,473      173,282

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Henry Schein, Inc.+ ..............................       1,859  $    83,841
IMS Health, Inc. .................................       7,141      111,471
Laboratory Corp. of America Holdings+ ............      12,137      359,862
LifePoint Hospitals, Inc.+ .......................         539       13,534
Lincare Holdings, Inc.+ ..........................       4,258      130,678
Manor Care, Inc.+ ................................         567       10,903
Mid Atlantic Medical Services, Inc.+ .............         637       25,830
Omnicare, Inc. ...................................       3,120       84,895
Orthodontic Centers of America, Inc.+ ............         589        3,069
Oxford Health Plans, Inc.+ .......................       1,195       36,280
Quest Diagnostics, Inc.+ .........................       2,450      146,241
Quintiles Transnational Corp.+ ...................         807        9,813
Renal Care Group, Inc.+ ..........................       2,511       78,293
Triad Hospitals, Inc.+ ...........................         521       14,015
Universal Health Services, Inc., Class B+ ........         666       27,153
VCA Antech, Inc.+ ................................      14,800      228,956
WebMD Corp.+ .....................................       1,939       17,490
Weight Watchers International, Inc.+ .............         339       15,611
Wellchoice, Inc.+ ................................       1,900       40,109
Wellpoint Health Networks, Inc., Class A+ ........       3,675      282,056

MEDICAL PRODUCTS -- 7.8%
Advanced Medical Optics, Inc.+ ...................         315        4,237
Affymetrix, Inc.+ ................................         682       17,732
AmerisourceBergen Corp. ..........................       2,158      113,295
Apogent Technologies, Inc.+ ......................       3,234       47,152
ArthroCare Corp.+ ................................       3,300       41,151
Beckman Coulter, Inc. ............................         792       26,952
Becton Dickinson & Co. ...........................         504       17,358
Biomet, Inc. .....................................       8,042      246,487
Biovail Corp.+ ...................................       1,700       67,779
C.R. Bard, Inc. ..................................       5,000      315,300
Celgene Corp.+ ...................................       1,034       26,967
CYTYC Corp.+ .....................................       1,576       20,567
DaVita, Inc.+ ....................................       2,959       61,340
DENTSPLY International, Inc. .....................       2,652       92,263
Edwards Lifesciences Corp.+ ......................         567       15,536
Guidant Corp.+ ...................................      10,800      390,960
Human Genome Sciences, Inc.+ .....................       4,419       37,782
McKesson Corp. ...................................       7,527      187,648
MedImmune, Inc.+ .................................       5,503      180,663
Medtronic, Inc. ..................................       1,124       50,715
Patterson Dental Co.+ ............................       2,471      113,493
ResMed, Inc.+ ....................................       1,400       44,772
Respironics, Inc.+ ...............................       1,600       54,994
Ribapharm, Inc.+ .................................         278        1,440
St. Jude Medical, Inc.+ ..........................      11,094      540,832
STERIS Corp.+ ....................................         898       23,492
Stryker Corp. ....................................       3,734      256,339
Techne Corp.+ ....................................       1,700       35,139
Varian Medical Systems, Inc.+ ....................       2,027      109,316

----------------
134

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Zimmer Holdings, Inc.+ ...........................       4,345  $   211,297
                                                                -----------
                                                                 10,394,079
                                                                -----------

INDUSTRIAL & COMMERCIAL -- 6.9%
AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
Alliant Techsystems, Inc.+ .......................         441       23,818
ITT Industries, Inc. .............................       1,110       59,285
Rockwell Collins, Inc. ...........................       3,240       59,519
Titan Corp.+ .....................................         891        6,638

BUSINESS SERVICES -- 3.5%
Alliance Data Systems Corp.+ .....................         628       10,676
Allied Waste Industries, Inc.+ ...................       1,502       12,001
Applera Corp. ....................................       4,210       66,644
Bearingpoint, Inc.+ ..............................       2,324       14,804
Catalina Marketing Corp.+ ........................       2,405       46,248
Convergys Corp.+ .................................       2,348       30,994
Copart, Inc.+ ....................................         913        7,012
Corporate Executive Board Co.+ ...................       1,600       56,992
CSG Systems International, Inc.+ .................         714        6,190
CUNO, Inc.+ ......................................       2,300       77,349
Deluxe Corp. .....................................         875       35,114
DeVry, Inc.+ .....................................       4,575       85,415
Donaldson Co., Inc. ..............................       2,250       82,305
Fastenal Co. .....................................         797       22,467
Fiserv, Inc.+ ....................................       4,453      140,180
Fluor Corp. ......................................         177        5,961
Getty Images, Inc.+ ..............................         334        9,172
Harte-Hanks, Inc. ................................       4,770       91,107
Hewitt Associates, Inc.+ .........................       2,200       64,680
Iron Mountain, Inc.+ .............................       3,203      122,515
Jacobs Engineering Group, Inc.+ ..................         466       19,577
Manpower, Inc. ...................................       3,081       92,060
Monsanto Co. .....................................       8,500      139,400
Pall Corp. .......................................          92        1,840
Paychex, Inc. ....................................       2,150       59,061
R.R. Donnelley & Sons Co. ........................         215        3,939
Robert Half International, Inc.+ .................       5,689       75,721
TMP Worldwide, Inc.+ .............................       3,125       33,531
United Rentals, Inc.+ ............................         155        1,491
WPP Group, PLC ADR ...............................       2,101       57,820

ELECTRICAL EQUIPMENT -- 0.4%
American Power Conversion Corp.+ .................         307        4,372
Jabil Circuit, Inc.+ .............................       3,522       61,635
Littelfuse, Inc.+ ................................       2,400       42,936
Roper Industries, Inc. ...........................       2,100       60,585

MACHINERY -- 0.7%
AGCO Corp.+ ......................................      11,032      177,615
Flowserve Corp.+ .................................         659        7,677
Graco, Inc. ......................................         641       18,012

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
IDEX Corp. .......................................       1,500  $    43,500
Mettler-Toledo International, Inc.+ ..............         485       14,448
SPX Corp.+ .......................................         422       14,416
Stanley Works ....................................         602       14,442
Zebra Technologies Corp., Class A+ ...............         291       18,741

MULTI-INDUSTRY -- 0.7%
Aramark Corp., Class B+ ..........................         409        9,366
American Standard Cos., Inc.+ ....................         694       47,726
Danaher Corp. ....................................       2,316      152,300
Teleflex, Inc. ...................................         129        4,605
Viad Corp. .......................................       3,595       77,077

TRANSPORTATION -- 1.2%
C.H. Robinson Worldwide, Inc. ....................       3,414      111,638
Exel, PLC ........................................      15,000      133,253
Expeditors International of Washington, Inc. .....       4,980      179,031
Swift Transportation Co., Inc.+ ..................         473        7,568
UTI Worldwide, Inc. ..............................       4,400      123,200
                                                                -----------
                                                                  2,945,669
                                                                -----------

INFORMATION & ENTERTAINMENT -- 11.2%
BROADCASTING & MEDIA -- 3.8%
Acxiom Corp.+ ....................................         760       12,791
Cox Radio, Inc., Class A+ ........................       2,993       61,835
Cumulus Media, Inc., Class A+ ....................         200        2,912
Dow Jones & Co., Inc. ............................         430       15,239
E.W. Scripps Co., Class A ........................       3,957      299,703
Emmis Communications Corp., Class A+ .............       2,652       44,766
Entercom Communications Corp.+ ...................       2,929      128,612
Gemstar-TV Guide International, Inc.+ ............       1,526        5,599
Hispanic Broadcasting Corp.+ .....................       3,932       81,235
John Wiley & Sons, Inc., Class A .................         639       14,493
Lamar Advertising Co.+ ...........................       2,780       81,593
Lin TV Corp., Class A+ ...........................         142        2,912
Meredith Corp. ...................................       2,175       83,041
New York Times Co., Class A ......................       2,061       88,932
Omnicom Group, Inc. ..............................       1,300       70,421
Polycom, Inc.+ ...................................       1,034        8,355
Radio One, Inc., Class A+ ........................       5,100       67,524
Radio One, Inc., Class D+ ........................       2,732       36,172
Reader's Digest Association, Inc., Class A .......         367        3,747
Regent Communications, Inc.+ .....................       6,800       32,300
Salem Communications Corp., Class A+ .............       3,400       55,420
Scholastic Corp.+ ................................         215        5,784
Spanish Broadcasting System, Inc., Class A+ ......       7,700       47,278
UnitedGlobalCom, Inc., Class A+ ..................          78          238
Univision Communications, Inc., Class A+ .........      10,873      266,497
Westwood One, Inc.+ ..............................       3,044       95,095

----------------
136

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS -- 1.6%
Callaway Golf Co. ................................         216  $     2,566
Harman International Industries, Inc. ............         351       20,558
International Game Technology+ ...................       5,556      455,036
Mattel, Inc. .....................................       9,435      212,287
Metro-Goldwyn-Mayer, Inc.+ .......................         289        3,035

LEISURE & TOURISM -- 5.8%
Applebee's International, Inc. ...................         757       21,226
Brinker International, Inc.+ .....................       1,225       37,363
Carnival Corp. ...................................       1,400       33,754
CBRL Group, Inc. .................................         101        2,772
CEC Entertainment, Inc.+ .........................         351        9,551
Cheesecake Factory, Inc.+ ........................       2,282       73,640
Darden Restaurants, Inc. .........................      19,452      347,218
easyJet, PLC+ ....................................       4,513       15,823
Extended Stay America, Inc.+ .....................         226        2,283
GTECH Holdings Corp.+ ............................         512       16,722
Harrah's Entertainment, Inc.+ ....................       1,466       52,336
Hilton Hotels Corp. ..............................         913       10,600
Hotels.com, Class A+ .............................         133        7,671
International Speedway Corp., Class A ............         191        7,651
JetBlue Airways Corp.+ ...........................       8,633      239,220
Krispy Kreme Doughnuts, Inc.+ ....................         567       19,199
Mandalay Resort Group+ ...........................          58        1,599
Marriott International, Inc., Class A ............       3,202      101,856
MGM Mirage, Inc.+ ................................          51        1,492
Outback Steakhouse, Inc. .........................         423       14,966
Panera Bread Co., Class A+ .......................       5,100      155,499
Regal Entertainment Group ........................         118        2,118
Ruby Tuesday, Inc. ...............................       3,287       67,055
Ryanair Holdings, PLC ADR+ .......................       7,800      323,466
Sabre Holdings Corp.+ ............................       3,462       55,080
SkyWest, Inc. ....................................         465        4,794
Starbucks Corp.+@ ................................       9,747      251,083
Starwood Hotels & Resorts Worldwide, Inc. ........       1,195       28,429
Station Casinos, Inc.+ ...........................       9,100      192,101
USA Interactive+ .................................      10,500      281,295
Wendy's International, Inc. ......................         938       25,804
Yum! Brands, Inc.+ ...............................       3,219       78,318
                                                                -----------
                                                                  4,787,960
                                                                -----------

INFORMATION TECHNOLOGY -- 21.9%
COMMUNICATION EQUIPMENT -- 0.9%
Marvell Technology Group, Ltd.+ ..................      12,700      269,113
Network Appliance, Inc.+ .........................       6,529       73,060
Symbol Technologies, Inc. ........................       6,707       57,747

COMPUTER SERVICES -- 2.8%
Affiliated Computer Services, Inc., Class A+ .....       3,120      138,091
Autodesk, Inc. ...................................         429        6,547
BARRA, Inc.+ .....................................       1,350       40,082

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES (CONTINUED)
BISYS Group, Inc.+ ...............................       6,992  $   114,109
Ceridian Corp.+ ..................................       1,576       22,032
Certegy, Inc.+ ...................................       2,501       63,025
Cognizant Technology Solutions Corp.+ ............         306       20,609
Computer Associates International, Inc. ..........         754       10,300
Computer Sciences Corp.+ .........................         217        7,063
DST Systems, Inc.+ ...............................       3,627       98,654
FactSet Research Systems, Inc. ...................       2,200       71,390
Fair Isaac Corp. .................................         635       32,271
Global Payments, Inc. ............................         471       14,375
i2 Technologies, Inc.+(1) ........................       2,067        1,633
Network Associates, Inc.+ ........................       6,005       82,929
Perot Systems Corp., Class A+ ....................         891        9,142
Reynolds & Reynolds Co., Class A .................         890       22,517
SEI Investments Co. ..............................       4,023      105,403
SunGard Data Systems, Inc.+ ......................       7,038      149,909
Symantec Corp.+ ..................................       5,361      210,044
Synopsys, Inc.+ ..................................       1,920       81,715
Unisys Corp.+ ....................................         742        6,871
VeriSign, Inc.+ ..................................       5,802       50,710

COMPUTER SOFTWARE -- 4.1%
Activision, Inc.+ ................................         742       10,722
Adobe Systems, Inc. ..............................       6,034      186,028
Advent Software, Inc.+ ...........................         415        5,050
BMC Software, Inc.+ ..............................       4,427       66,803
Check Point Software Technologies, Ltd.+ .........       2,750       39,793
CheckFree Corp.+ .................................         424        9,532
ChoicePoint, Inc.+ ...............................       4,787      162,279
Citrix Systems, Inc.+ ............................       2,040       26,846
Compuware Corp.+ .................................       2,005        6,797
Electronic Arts, Inc.+ ...........................       6,239      365,855
Intuit, Inc.+ ....................................       4,991      185,665
J.D. Edwards & Co.+ ..............................      14,369      158,346
Mercury Interactive Corp.+ .......................       3,152       93,551
National Instruments Corp.+ ......................       1,696       59,818
NetIQ Corp.+ .....................................       1,128       12,588
Oracle Corp.+ ....................................       2,100       22,783
PeopleSoft, Inc.+ ................................       6,242       95,503
Pixar, Inc.+ .....................................         236       12,763
Siebel Systems, Inc.+ ............................       7,098       56,855
Sybase, Inc.+ ....................................         587        7,602
Total System Services, Inc. ......................         509        7,971
VERITAS Software Corp.+ ..........................       7,414      130,338

COMPUTERS & BUSINESS EQUIPMENT -- 2.7%
Arrow Electronics, Inc.+ .........................         322        4,733
Brocade Communications Systems, Inc.+ ............       3,484       17,002
Cadence Design Systems, Inc.+ ....................       5,600       56,000
Diebold, Inc. ....................................       1,400       47,516
Herman Miller, Inc. ..............................       1,039       16,728
HON Industries, Inc. .............................          87        2,480

----------------
138

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Ingram Micro, Inc., Class A+ .....................         305  $     3,364
Jack Henry & Associates, Inc. ....................         927        9,817
Lexmark International, Inc., Class A+ ............       8,467      566,866
Millipore Corp.+ .................................       1,253       40,973
Pitney Bowes, Inc. ...............................       1,977       63,106
Storage Technology Corp.+ ........................         260        5,257
Western Digital Corp.+ ...........................      37,100      336,126

ELECTRONICS -- 6.6%
Advanced Micro Devices, Inc.+ ....................       1,444        8,924
Agere Systems, Inc., Class B+ ....................      12,251       18,377
Altera Corp.+ ....................................      11,121      150,578
Amkor Technology, Inc.+ ..........................         751        3,883
Amphenol Corp., Class A+ .........................         259       10,554
Analog Devices, Inc.+ ............................       2,500       68,750
Applied Micro Circuits Corp.+ ....................       6,134       19,997
Atmel Corp.+ .....................................       3,898        6,237
Broadcom Corp., Class A+ .........................       4,823       59,564
Celestica, Inc.+ .................................         600        6,858
Conexant Systems, Inc.+ ..........................       1,760        2,622
Cymer, Inc.+ .....................................         463       10,950
Cypress Semiconductor Corp.+ .....................       1,288        8,887
DSP Group, Inc.+ .................................      11,500      208,495
Emulex Corp.+ ....................................         884       16,929
Energizer Holdings, Inc.+ ........................         164        4,180
Fairchild Semiconductor International, Inc., Class
 A+ ..............................................       1,468       15,355
Fisher Scientific International, Inc.+ ...........         740       20,691
Garmin, Ltd.+ ....................................      13,300      476,140
Gentex Corp.+ ....................................       1,032       26,254
Integrated Circuit Systems, Inc.+ ................       7,340      159,278
Integrated Device Technology, Inc.+ ..............         727        5,772
International Rectifier Corp.+ ...................         749       14,733
Intersil Corp., Class A+ .........................       3,450       53,682
KLA-Tencor Corp.+ ................................       4,774      171,587
L-3 Communications Holdings, Inc.+ ...............       4,431      177,993
Lam Research Corp.+ ..............................       3,234       36,832
Linear Technology Corp. ..........................       3,000       92,610
LSI Logic Corp.+ .................................       2,516       11,372
Maxim Integrated Products, Inc. ..................       3,646      131,694
Micrel, Inc.+ ....................................         851        7,846
Microchip Technology, Inc. .......................       6,458      128,514
Microsemi Corp.+ .................................       1,700       18,615
MKS Instruments, Inc.+ ...........................         288        3,600
Molex, Inc. ......................................       1,514       32,521
Molex, Inc., Class A .............................       2,275       41,837
National Semiconductor Corp.+ ....................       3,552       60,526
Novellus Systems, Inc.+ ..........................       3,427       93,454
NVIDIA Corp.+ ....................................       1,753       22,526
Palm, Inc.+ ......................................         600        5,993
PerkinElmer, Inc. ................................         615        5,467
PMC-Sierra, Inc.+ ................................       2,266       13,483

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
QLogic Corp.+ ....................................       2,097  $    77,883
Sanmina-SCI Corp.+ ...............................       3,830       15,473
Semtech Corp.+ ...................................       3,032       45,935
Solectron Corp.+ .................................       5,590       16,882
Tech Data Corp.+ .................................         219        5,243
Technitrol, Inc.+ ................................       1,900       27,816
Tektronix, Inc.+ .................................         206        3,533
Teradyne, Inc.+ ..................................       1,947       22,663
Thermo Electron Corp.+ ...........................         674       12,199
Vishay Intertechnology, Inc.+ ....................         490        4,988
Waters Corp.+ ....................................       4,190       88,661
Xilinx, Inc.+ ....................................       3,800       88,958

INTERNET CONTENT -- 1.0%
Amazon.Com, Inc.+ ................................       2,588       67,366
CNET Networks, Inc.+ .............................       3,600        9,036
eBay, Inc.+ ......................................       1,600      136,464
Expedia, Inc., Class A+ ..........................         272       14,052
Internet Security Systems, Inc.+ .................       2,900       28,797
Yahoo!, Inc.+ ....................................       8,707      209,142

INTERNET SOFTWARE -- 0.2%
BEA Systems, Inc.+ ...............................       7,099       72,339
Macromedia, Inc.+ ................................         630        7,610
RealNetworks, Inc.+ ..............................       1,015        4,192

TELECOMMUNICATIONS -- 3.3%
Adaptec, Inc.+ ...................................         720        4,342
ADC Telecommunications, Inc.+ ....................       4,392        9,048
Advanced Fibre Communication, Inc.+ ..............         590        8,933
Avaya, Inc.+ .....................................         629        1,283
CIENA Corp.+ .....................................       2,955       12,913
Citizens Communications Co.+ .....................       1,785       17,814
Comverse Technology, Inc.+ .......................       1,271       14,375
Corning, Inc.+ ...................................       6,773       39,554
EchoStar Communications Corp., Class A+ ..........       2,300       66,424
Harris Corp. .....................................         442       12,274
JDS Uniphase Corp.+ ..............................      27,032       77,041
Juniper Networks, Inc.+ ..........................       3,863       31,561
Level 3 Communications, Inc.+ ....................       4,669       24,092
Nextel Communications, Inc., Class A+ ............      37,913      507,655
PanAmSat Corp.+ ..................................         203        2,866
Qwest Communications International, Inc.+ ........       9,228       32,206
RF Micro Devices, Inc.+ ..........................       2,135       12,872
Sprint Corp. (PCS Group)+ ........................       9,646       42,057
Tellabs, Inc.+ ...................................       2,515       14,562
UTStarcom, Inc.+ .................................      20,752      414,832
Valassis Communications, Inc.+ ...................       2,400       63,360
West Corp.+ ......................................         239        4,228
                                                                -----------
                                                                  9,460,481
                                                                -----------

----------------
140

COMMON STOCK (CONTINUED)
                                                      SHARES       VALUE
---------------------------------------------------------------------------
MATERIALS -- 1.4%
CHEMICALS -- 0.8%
Cabot Corp. ......................................         116  $     2,768
Ecolab, Inc. .....................................       3,056      150,752
International Flavors & Fragrances, Inc. .........         444       13,804
OM Group, Inc. ...................................          44          385
Sigma-Aldrich Corp. ..............................       1,083       48,183
Symyx Technologies, Inc.+ ........................       1,700       25,517
Valspar Corp. ....................................       2,617      107,114

FOREST PRODUCTS -- 0.2%
Delta & Pine Land Co. ............................       2,500       56,525
Sealed Air Corp.+ ................................       1,039       41,695

METALS & MINERALS -- 0.4%
Ball Corp. .......................................         169        9,413
Freeport-McMoRan Copper & Gold, Inc., Class B+ ...         999       17,033
Newmont Mining Corp. .............................       4,168      108,993
Shaw Group, Inc.+ ................................         347        3,487
Vulcan Materials Co. .............................          73        2,207
                                                                -----------
                                                                    587,876
                                                                -----------

REAL ESTATE -- 0.3%
REAL ESTATE COMPANIES -- 0.3%
Catellus Development Corp.+ ......................         867       18,207
Jones Lang LaSalle, Inc.+ ........................       3,900       53,274
St. Joe Co. ......................................         407       11,070
Trammell Crow Co.+ ...............................       4,900       39,004

REAL ESTATE INVESTMENT TRUSTS -- 0.0%
Rouse Co. ........................................         167        5,770
                                                                -----------
                                                                    127,325
                                                                -----------

UTILITIES -- 0.1%
ELECTRIC UTILITIES -- 0.0%
AES Corp.+ .......................................       2,250        8,145
Calpine Corp.+ ...................................       1,440        4,752
Mirant Corp.+ ....................................         870        1,392

GAS & PIPELINE UTILITIES -- 0.1%
CONSOL Energy, Inc. ..............................         278        4,595
Kinder Morgan, Inc. ..............................         751       33,795
                                                                -----------
                                                                     52,679
                                                                -----------
TOTAL COMMON STOCK (cost $43,721,397).............               40,465,788
                                                                -----------

                                                                ----------------

EXCHANGE TRADED FUNDS -- 1.9%
                                                      SHARES       VALUE
---------------------------------------------------------------------------
FINANCE -- 1.9%
FINANCIAL SERVICES -- 1.9%
iShares Russell Midcap Growth Index Fund .........       8,200  $   427,466
S&P Midcap 400 Depository Receipts, Series 1 .....       3,600      269,280
T. Rowe Price Reserve Investment Fund@............     115,772      115,772
                                                                -----------
TOTAL EXCHANGE TRADED FUNDS (cost $804,117).......                  812,518
                                                                -----------
TOTAL INVESTMENT SECURITIES (cost $44,525,514)....               41,278,306
                                                                -----------

SHORT-TERM SECURITIES -- 0.3%                       PRINCIPAL
                                                      AMOUNT
---------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 0.2%
Federal Home Loan Mtg. Disc. Notes 1.15% due
 4/1/03@..........................................  $  100,000      100,000
                                                                -----------

U.S. GOVERNMENT AGENCIES -- 0.1%
United States Treasury Bills 1.12% due 6/19/03@...      50,000       49,877
                                                                -----------
TOTAL SHORT-TERM SECURITIES (cost $149,877).......                  149,877
                                                                -----------

REPURCHASE AGREEMENTS -- 3.3%
---------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co.,
 bearing interest at 0.50%, dated 3/31/03, to be
 repurchased 4/1/03 in the amount of $118,002 and
 collateralized by $120,000 of United States
 Treasury Notes, bearing interest at 3.38%, due
 4/30/04 and having an approximate value of
 $124,539.........................................     118,000      118,000
UBS Warburg, LLC Joint Repurchase Agreement
 Account (Note 2) ................................   1,275,000    1,275,000
                                                                -----------
TOTAL REPURCHASE AGREEMENTS (cost $1,393,000).....                1,393,000
                                                                -----------

TOTAL INVESTMENTS --
  (cost $46,068,391)                                   99.8%     42,821,183
Other assets less liabilities --                        0.2          75,974
                                                    -------    ------------
NET ASSETS --                                         100.0%   $ 42,897,157
                                                    =======    ============

-------------
+   Non-income producing securities.
@  The security or a portion thereof represents collateral for open futures contracts.
ADR -- American Depository Receipt
(1) Fair valued security; see Note 2.

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
NUMBER OF                                             EXPIRATION      VALUE AT     VALUE AS OF      UNREALIZED
CONTRACTS               DESCRIPTION                      DATE        TRADE DATE   MARCH 31, 2003   APPRECIATION
---------------------------------------------------------------------------------------------------------------
       1 Long           S&P MidCap 400 Index          June 2003       $197,983       $204,725         $6,742
                                                                                                      ======

See Notes to Financial Statements.

----------------
142

----------------

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO                   INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 96.9%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 12.4%
APPAREL & TEXTILES -- 2.1%
Columbia Sportswear Co.+ .............................            10   $        372
Foot Locker, Inc. ....................................        45,769        489,728
Jones Apparel Group, Inc.+ ...........................        12,269        336,539
Liz Claiborne, Inc. ..................................         1,553         48,019
Polo Ralph Lauren Corp.+ .............................           444         10,167
Reebok International, Ltd.+ ..........................           715         23,488
Tommy Hilfiger Corp.+ ................................        36,400        263,172
V.F. Corp. ...........................................         1,237         46,548

AUTOMOTIVE -- 2.5%
American Axle & Manufacturing Holdings, Inc.+ ........           382          8,037
ArvinMeritor, Inc. ...................................           921         12,885
Autoliv, Inc. ........................................         1,428         28,517
AutoNation, Inc.+ ....................................         2,885         36,784
BorgWarner, Inc. .....................................           384         18,371
Carmax, Inc.+ ........................................           502          7,314
Cooper Tire & Rubber Co. .............................           939         11,456
Dana Corp. ...........................................        35,860        253,172
Delphi Corp. .........................................         8,150         55,664
Genuine Parts Co. ....................................        20,131        614,197
Goodyear Tire & Rubber Co. ...........................         2,220         11,477
Lear Corp.+ ..........................................         4,364        154,267
Navistar International Corp.+ ........................           896         22,051
O'Reilly Automotive, Inc.+ ...........................            78          2,114
PACCAR, Inc. .........................................         1,585         79,678
Ryder System, Inc. ...................................         4,506         92,418
Sonic Automotive, Inc.+ ..............................           136          1,999
Visteon Corp. ........................................         1,902         11,298

HOUSING & HOUSEHOLD DURABLES -- 1.2%
Black & Decker Corp. .................................            59          2,057
Centex Corp. .........................................           886         48,163
Clayton Homes, Inc. ..................................         1,335         14,738
D.R. Horton, Inc. ....................................         1,395         26,784
Ethan Allen Interiors, Inc. ..........................           209          6,151
Furniture Brands International, Inc.+ ................           249          4,870
KB HOME ..............................................           588         26,725
La-Z-Boy, Inc. .......................................           641         11,076
Leggett & Platt, Inc. ................................        17,656        322,752
Lennar Corp. .........................................           721         38,609
Pulte Homes, Inc. ....................................           711         35,657
Ryland Group, Inc. ...................................           374         16,153
Sherwin-Williams Co. .................................         1,887         49,873
Toll Brothers, Inc.+ .................................           652         12,584
Whirlpool Corp. ......................................           939         46,039

RETAIL -- 6.6%
American Eagle Outfitters, Inc.+ .....................            83          1,205
Avery Dennison Corp. .................................         3,695        216,786

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Barnes & Noble, Inc.+ ................................           460   $      8,735
Big Lots, Inc.+ ......................................        36,253        407,846
Blockbuster, Inc., Class A ...........................           256          4,378
Borders Group, Inc.+ .................................         1,067         15,685
CDW Computer Centers, Inc.+ ..........................         4,000        163,200
Circuit City Stores -- Circuit City Group ............         2,664         13,853
Dillard's, Inc., Class A .............................         1,019         13,165
Federated Department Stores, Inc.+ ...................        12,448        348,793
GameStop Corp.+ ......................................            87          1,044
J.C. Penney Co., Inc. ................................        22,292        437,815
May Department Stores Co. ............................         4,184         83,220
MSC Industrial Direct Co., Inc., Class A+ ............           140          2,239
Neiman Marcus Group, Inc., Class A+ ..................           523         15,162
Nordstrom, Inc. ......................................         1,379         22,340
Office Depot, Inc.+ ..................................        31,181        368,871
Payless ShoeSource, Inc.+ ............................        24,600        384,990
Pier 1 Imports, Inc. .................................           915         14,512
Rent-A-Center, Inc.+ .................................            33          1,805
Rite Aid Corp.+ ......................................         3,539          7,927
Ross Stores, Inc. ....................................         8,435        304,925
Saks, Inc.+ ..........................................         1,757         13,511
SUPERVALU, Inc. ......................................         1,943         30,117
Talbots, Inc. ........................................            38            978
TJX Cos., Inc. .......................................        20,688        364,109
Toys "R" Us, Inc.+ ...................................         2,826         23,654
W.W. Grainger, Inc. ..................................        12,137        520,677
Zale Corp.+ ..........................................           334         10,935
                                                                       ------------
                                                                          7,104,440
                                                                       ------------
CONSUMER STAPLES -- 4.2%
FOOD, BEVERAGE & TOBACCO -- 2.3%
Adolph Coors Co., Class B ............................           401         19,449
Albertson's, Inc. ....................................         5,100         96,135
Archer-Daniels-Midland Co. ...........................        42,478        458,762
Coca-Cola Enterprises, Inc. ..........................           213          3,981
Constellation Brands, Inc., Class A+ .................           626         14,210
Dean Foods Co.+ ......................................         1,312         56,298
Hershey Foods Corp. ..................................           693         43,423
Hormel Foods Corp. ...................................         1,090         23,075
Lancaster Colony Corp. ...............................           408         15,646
Loews Corp. -- Carolina Group ........................           377          6,975
McCormick & Co., Inc. ................................           953         23,005
PepsiAmericas, Inc. ..................................         1,236         14,535
Performance Food Group Co.+ ..........................           169          5,182
R.J. Reynolds Tobacco Holdings, Inc. .................         1,339         43,196
Smithfield Foods, Inc.+ ..............................         5,512         97,673
Tyson Foods, Inc., Class A ...........................         3,273         25,366
UST, Inc. ............................................        13,226        365,038
Winn-Dixie Stores, Inc. ..............................           936         12,374

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
HOUSEHOLD & PERSONAL PRODUCTS -- 1.9%
Alberto-Culver Co., Class B ..........................           479   $     23,605
American Greetings Corp., Class A+ ...................           961         12,589
Church & Dwight, Inc. ................................           214          6,497
Clorox Co. ...........................................         4,766        220,046
Dial Corp. ...........................................           659         12,785
Estee Lauder Cos., Inc., Class A .....................         5,656        171,716
Fortune Brands, Inc. .................................         2,183         93,585
Newell Rubbermaid, Inc. ..............................        18,385        521,215
Scotts Co., Class A+ .................................           206         10,671
                                                                       ------------
                                                                          2,397,032
                                                                       ------------
ENERGY -- 9.7%
ENERGY SERVICES -- 2.9%
BJ Services Co.+ .....................................        11,200        385,168
Cooper Cameron Corp.+ ................................            47          2,327
Noble Energy, Inc. ...................................           357         12,242
Patterson-UTI Energy, Inc.+ ..........................            52          1,683
Pride International, Inc.+ ...........................        32,001        431,693
Rowan Cos., Inc. .....................................           573         11,265
SCANA Corp. ..........................................         1,525         45,628
Sempra Energy ........................................         2,630         65,645
Southwest Gas Corp. ..................................        14,800        301,180
Sunoco, Inc. .........................................           980         35,839
TECO Energy, Inc. ....................................         2,522         26,809
Texas Genco Holdings, Inc. ...........................           195          3,391
Tidewater, Inc. ......................................           378         10,856
Unocal Corp. .........................................         3,749         98,636
Valero Energy Corp. ..................................         1,472         60,911
Varco International, Inc.+ ...........................           431          7,892
Vectren Corp. ........................................           990         21,295
Williams Cos., Inc. ..................................         6,394         29,284
Wisconsin Energy Corp. ...............................         1,678         42,621
Xcel Energy, Inc. ....................................         5,766         73,862
XTO Energy, Inc. .....................................         2,078         39,482

ENERGY SOURCES -- 6.8%
Amerada Hess Corp. ...................................           508         22,484
Apache Corp. .........................................         7,426        458,475
Burlington Resources, Inc. ...........................         2,301        109,781
Cimarex Energy Co.+ ..................................           303          5,893
Devon Energy Corp. ...................................         2,098        101,166
Diamond Offshore Drilling, Inc. ......................           284          5,512
ENSCO International, Inc. ............................           387          9,872
EOG Resources, Inc. ..................................        22,989        909,445
FMC Technologies, Inc.+ ..............................           728         13,978
Forest Oil Corp.+ ....................................           221          4,928
Halliburton Co. ......................................        31,572        654,488
Helmerich & Payne, Inc. ..............................           722         18,498
Kerr-McGee Corp. .....................................        11,461        465,431
Marathon Oil Corp. ...................................         4,501        107,889
Murphy Oil Corp. .....................................        10,144        448,061
National-Oilwell, Inc.+ ..............................           431          9,650

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Newfield Exploration Co.+ ............................           308   $     10,438
Ocean Energy, Inc. ...................................           728         14,560
Peabody Energy Corp. .................................           328          9,148
Pioneer Natural Resources Co.+ .......................        16,398        411,590
Pogo Producing Co. ...................................           717         28,515
Premcor, Inc.+ .......................................           329          8,452
Reliant Resources, Inc.+ .............................         4,212         14,995
                                                                       ------------
                                                                          5,550,958
                                                                       ------------
FINANCE -- 19.9%
BANKS -- 8.2%
AmSouth Bancorp ......................................         5,262        104,609
Associated Banc-Corp. ................................         1,110         35,886
BancorpSouth, Inc. ...................................         1,185         21,804
Bank of Hawaii Corp. .................................           914         28,151
Banknorth Group, Inc. ................................        14,037        306,147
BOK Financial Corp.+ .................................           205          6,697
Charter One Financial, Inc. ..........................        12,478        345,141
Citizens Banking Corp. ...............................           650         15,366
City National Corp. ..................................         6,479        284,687
Colonial BancGroup, Inc. .............................         1,749         19,676
Commerce Bancshares, Inc. ............................           900         32,895
Compass Bancshares, Inc. .............................         1,856         58,037
Cullen/Frost Bankers, Inc. ...........................           741         22,512
Downey Financial Corp. ...............................           309         12,178
F.N.B. Corp. .........................................           633         18,129
First Midwest Bancorp, Inc. ..........................           701         18,093
First Tennessee National Corp. .......................         1,844         73,225
First Virginia Banks, Inc. ...........................         1,048         41,113
FirstMerit Corp. .....................................         1,240         22,866
Fulton Financial Corp. ...............................         1,503         28,271
Greater Bay Bancorp ..................................           548          7,836
Greenpoint Financial Corp. ...........................         7,516        336,792
Hibernia Corp., Class A ..............................         2,326         39,449
Hudson City Bancorp, Inc. ............................         1,087         22,001
Hudson United Bancorp ................................           468         14,414
Huntington Bancshares, Inc. ..........................         3,379         62,816
Independence Community Bank Corp. ....................           749         19,811
KeyCorp ..............................................        12,824        289,309
M & T Bank Corp. .....................................         6,432        505,427
Marshall & Ilsley Corp. ..............................         3,245         82,942
Mercantile Bankshares Corp. ..........................         1,021         34,653
National Commerce Financial Corp. ....................         3,005         71,219
New York Community Bancorp, Inc. .....................         1,048         31,230
North Fork Bancorp., Inc. ............................        11,483        338,174
Old National Bancorp. ................................           939         20,095
Park National Corp. ..................................           175         16,328
Peoples Bank .........................................           358          9,040
Popular, Inc. ........................................         1,986         67,504
Provident Financial Group, Inc. ......................           305          6,475
Regions Financial Corp. ..............................         3,338        108,151

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Roslyn Bancorp, Inc. .................................         1,074   $     19,311
Silicon Valley Bancshares, Inc.+ .....................           571         10,386
Sky Financial Group, Inc. ............................         1,088         21,401
SouthTrust Corp. .....................................        14,677        374,704
Sovereign Bancorp, Inc. ..............................         3,788         52,464
TCF Financial Corp. ..................................           444         17,778
Trustmark Corp. ......................................           630         14,969
Union Planters Corp. .................................         2,945         77,424
UnionBanCal Corp. ....................................           735         28,974
Valley National Bancorp ..............................         1,383         34,063
Washington Federal, Inc. .............................         1,021         21,502
Webster Financial Corp. ..............................           667         23,425
Westamerica Bancorp. .................................           371         14,651
Whitney Holding Corp. ................................           576         19,653
Wilmington Trust Corp. ...............................        12,249        340,522
Zions Bancorp. .......................................         1,338         57,240

FINANCIAL SERVICES -- 2.3%
A.G. Edwards, Inc. ...................................         1,176         30,458
Affiliated Managers Group, Inc.+ .....................            62          2,577
Allied Capital Corp. .................................           298          5,954
Allmerica Financial Corp.+ ...........................           767         10,761
AmeriCredit Corp.+ ...................................           496          1,637
Astoria Financial Corp. ..............................         1,229         28,550
Bear Stearns Cos., Inc. ..............................         4,230        277,488
Capitol Federal Financial ............................           324          9,713
Countrywide Credit Industries, Inc. ..................         9,648        554,760
Doral Financial Corp. ................................           213          7,530
Dun & Bradstreet Corp.+ ..............................           217          8,300
E*TRADE Group, Inc.+ .................................         2,185          9,199
Equifax, Inc. ........................................           159          3,178
IndyMac Bancorp, Inc. ................................           837         16,280
Instinet Group, Inc.+ ................................           801          2,811
Interactive Data Corp.+ ..............................           499          6,991
Janus Capital Group, Inc. ............................         2,857         32,541
LaBranche & Co., Inc.+ ...............................           603         11,083
Legg Mason, Inc. .....................................           397         19,350
Neuberger Berman, Inc. ...............................            55          1,553
Providian Financial Corp.+ ...........................         2,314         15,180
Raymond James Financial, Inc. ........................           563         14,565
Student Loan Corp. ...................................            58          5,661
T. Rowe Price Group, Inc. ............................         9,600        260,342

INSURANCE -- 9.4%
21st Century Insurance Group# ........................           462          5,729
Alleghany Corp.+ .....................................            84         13,696
AMBAC Financial Group, Inc. ..........................         4,741        239,515
American Financial Group, Inc. .......................           436          8,655
American National Insurance Co. ......................           149         11,611
AmerUs Group Co. .....................................           585         14,356
Aon Corp. ............................................         3,948         81,645
Cincinnati Financial Corp. ...........................         2,003         70,245
CNA Financial Corp.+ .................................           362          8,109

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Erie Indemnity Co., Class A ..........................           371   $     13,467
Everest Re Group, Ltd. ...............................         8,600        492,006
Fidelity National Financial, Inc. ....................         1,393         47,571
First American Corp. .................................         1,044         25,474
HCC Insurance Holdings, Inc. .........................           769         19,656
Jefferson-Pilot Corp. ................................         2,183         84,002
Leucadia National Corp. ..............................           521         18,620
Lincoln National Corp. ...............................         2,576         72,128
Loews Corp. ..........................................         1,949         77,648
Markel Corp.+ ........................................           112         25,054
MBIA, Inc. ...........................................         2,147         82,960
Mercury General Corp. ................................           374         14,193
MGIC Investment Corp. ................................         1,328         52,150
MONY Group, Inc. .....................................           651         13,606
Nationwide Financial Services, Inc., Class A .........           349          8,505
Old Republic International Corp. .....................         1,737         46,465
PartnerRe, Ltd. ......................................        19,465        978,116
Phoenix Cos., Inc. ...................................         1,370          9,919
PMI Group, Inc. ......................................         1,312         33,522
Protective Life Corp. ................................         1,003         28,636
Radian Group, Inc. ...................................         1,310         43,728
Reinsurance Group of America, Inc. ...................           248          6,517
RenaissanceRe Holdings, Ltd ..........................        10,557        422,808
SAFECO Corp. .........................................        17,689        618,584
St. Paul Cos., Inc. ..................................        13,154        418,297
StanCorp Financial Group, Inc. .......................           429         22,115
Torchmark Corp. ......................................         7,367        263,739
Transatlantic Holdings, Inc.# ........................           304         19,927
Unitrin, Inc. ........................................           670         15,524
UnumProvident Corp. ..................................         3,535         34,643
W.R. Berkley Corp. ...................................           596         25,539
Wesco Financial Corp. ................................            21          6,258
Willis Group Holdings, Ltd. ..........................        13,217        366,111
XL Capital, Ltd., Class A ............................         7,000        495,460
                                                                       ------------
                                                                         11,400,587
                                                                       ------------
HEALTHCARE -- 6.7%
DRUGS -- 1.9%
Caremark Rx, Inc.+ ...................................        30,100        546,315
Genzyme Corp.+ .......................................           399         14,544
ICN Pharmaceuticals, Inc. ............................           891          7,939
ICOS Corp.+ ..........................................           750         14,032
Invitrogen Corp.+ ....................................           432         13,232
Medicis Pharmaceutical Corp., Class A+ ...............            92          5,114
Millennium Pharmaceuticals, Inc.+ ....................         1,772         13,928
Mylan Laboratories, Inc. .............................        15,780        453,675
SICOR, Inc.+ .........................................           115          1,921
Vertex Pharmaceuticals, Inc.+ ........................         1,051         11,687
Watson Pharmaceuticals, Inc.+ ........................           919         26,440

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES -- 2.3%
Aetna, Inc. ..........................................         7,421   $    365,855
Anthem, Inc.+ ........................................           388         25,705
Community Health Systems, Inc.+ ......................           210          4,303
Covance, Inc.+ .......................................        11,300        261,256
Coventry Health Care, Inc.+ ..........................           287          9,442
Health Net, Inc.+ ....................................        20,180        540,219
Henry Schein, Inc.+ ..................................           195          8,794
Humana, Inc.+ ........................................         2,458         23,597
Manor Care, Inc.+ ....................................           852         16,384
Omnicare, Inc. .......................................           526         14,312
Orthodontic Centers of America, Inc.+ ................            39            203
Quintiles Transnational Corp.+ .......................           859         10,445
Renal Care Group, Inc.+ ..............................           181          5,644
Triad Hospitals, Inc.+ ...............................           502         13,504
WebMD Corp.+ .........................................         2,081         18,771

MEDICAL PRODUCTS -- 2.5%
Advanced Medical Optics, Inc.+ .......................           100          1,345
AmerisourceBergen Corp. ..............................         2,965        155,662
Apogent Technologies, Inc.+ ..........................           675          9,841
Bausch & Lomb, Inc. ..................................        13,422        441,450
Becton Dickinson & Co. ...............................        10,623        365,856
Boston Scientific Corp.+ .............................         8,200        334,232
C.R. Bard, Inc. ......................................           761         47,989
Edwards Lifesciences Corp.+ ..........................           262          7,179
Hillenbrand Industries, Inc. .........................           747         38,082
Human Genome Sciences, Inc.+ .........................           881          7,533
McKesson Corp. .......................................           607         15,132
Ribapharm, Inc.+ .....................................            76            394
STERIS Corp.+ ........................................            51          1,334
                                                                       ------------
                                                                          3,853,290
                                                                       ------------
INDUSTRIAL & COMMERCIAL -- 9.5%
AEROSPACE & MILITARY TECHNOLOGY -- 1.3%
Goodrich Corp. .......................................         1,577         22,173
ITT Industries, Inc. .................................         1,209         64,573
Rockwell Automation, Inc. ............................        13,473        278,891
Rockwell Collins, Inc. ...............................        16,485        302,830
Textron, Inc. ........................................         1,720         47,231
Titan Corp.+ .........................................           112            834

BUSINESS SERVICES -- 2.1%
Alliance Data Systems Corp.+ .........................           203          3,451
Allied Waste Industries, Inc.+ .......................           321          2,565
Applera Corp. ........................................           184          2,913
Donaldson Co., Inc. ..................................           182          6,657
Eastman Kodak Co.@ ...................................         4,241        125,534
Fluor Corp. ..........................................           991         33,377
Getty Images, Inc.+ ..................................            72          1,977
Harsco Corp. .........................................           580         17,684
Harte-Hanks, Inc. ....................................           228          4,355
Iron Mountain, Inc.+ .................................           308         11,781

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Jacobs Engineering Group, Inc.+ ......................           189   $      7,940
Manpower, Inc. .......................................           365         10,906
Monsanto Co. .........................................        26,599        436,224
Pall Corp. ...........................................         1,556         31,120
Pittston Brink's Group ...............................           785         10,880
ProLogis .............................................         2,333         59,071
R.R. Donnelley & Sons Co. ............................         1,292         23,669
Republic Services, Inc., Class A+ ....................        20,156        399,895
TMP Worldwide, Inc.+ .................................           415          4,453
United Rentals, Inc.+ ................................           600          5,772

ELECTRICAL EQUIPMENT -- 1.8%
American Power Conversion Corp.+ .....................         2,065         29,405
Crane Co. ............................................           735         12,804
Eaton Corp. ..........................................         3,026        211,669
Hubbell, Inc., Class B ...............................        16,407        513,539
Jabil Circuit, Inc.+ .................................           198          3,465
Johnson Controls, Inc. ...............................         3,223        233,474
KEMET Corp.+ .........................................         1,252          9,766
Puget Energy, Inc. ...................................         1,273         27,128

MACHINERY -- 2.8%
AGCO Corp.+ ..........................................           514          8,275
AptarGroup, Inc. .....................................           520         16,822
CNH Global NV ........................................        64,100         99,996
Cummins, Inc. ........................................         7,900        194,340
Dover Corp. ..........................................        10,344        250,532
Flowserve Corp.+ .....................................            93          1,084
Parker-Hannifin Corp. ................................         1,713         66,362
Pentair, Inc. ........................................           712         25,169
Precision Castparts Corp. ............................           751         17,896
Snap-On, Inc. ........................................        20,742        513,572
SPX Corp.+ ...........................................           668         22,819
Stanley Works ........................................         8,770        210,392
Zebra Technologies Corp., Class A+ ...................         2,260        145,544

MULTI-INDUSTRY -- 0.6%
American Standard Cos., Inc.+ ........................         4,989        343,093
Teleflex, Inc. .......................................           367         13,102
Viad Corp. ...........................................           231          4,953

TRANSPORTATION -- 0.9%
Canadian National Railway Co. ........................         1,611         68,951
CNF, Inc. ............................................           648         19,732
CSX Corp. ............................................         3,093         88,212
GATX Corp. ...........................................           600          8,688
Landstar System, Inc.+ ...............................         3,975        228,562
Norfolk Southern Corp. ...............................         5,645        104,771
Swift Transportation Co., Inc.+ ......................           391          6,256
                                                                       ------------
                                                                          5,417,129
                                                                       ------------

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 4.4%
BROADCASTING & MEDIA -- 1.3%
Acxiom Corp.+ ........................................           323   $      5,436
Belo Corp., Class A ..................................        12,132        245,794
Cablevision Systems New York Group, Class A+ .........         1,976         37,524
Charter Communications, Inc., Class A+ ...............         1,834          1,522
Cox Radio, Inc., Class A+ ............................           175          3,615
Cumulus Media, Inc., Class A+ ........................           220          3,203
Dow Jones & Co., Inc. ................................           243          8,612
E.W. Scripps Co., Class A ............................            40          3,030
Emmis Communications Corp., Class A+ .................           482          8,136
Entercom Communications Corp.+ .......................            50          2,196
Entravision Communications Corp., Class A+ ...........           629          3,397
Gemstar-TV Guide International, Inc.+ ................         1,637          6,006
Hearst-Argyle Television, Inc.+ ......................           244          5,048
Hispanic Broadcasting Corp.+ .........................           286          5,909
Lamar Advertising Co.+ ...............................         8,898        261,156
Lee Enterprises, Inc. ................................           640         20,173
Lin TV Corp., Class A+ ...............................            99          2,030
McClatchy Co., Class A ...............................           266         14,255
Media General, Inc., Class A .........................           183          9,011
Meredith Corp. .......................................           515         19,663
New York Times Co., Class A ..........................           605         26,106
Polycom, Inc.+ .......................................           353          2,852
Radio One, Inc., Class D+ ............................           499          6,607
Reader's Digest Association, Inc., Class A ...........         1,010         10,312
Scholastic Corp.+ ....................................           214          5,757
UnitedGlobalCom, Inc., Class A+ ......................           992          3,026
Washington Post Co., Class B .........................            55         37,475

ENTERTAINMENT PRODUCTS -- 0.2%
Callaway Golf Co. ....................................           747          8,874
Hasbro, Inc. .........................................         2,044         28,391
Knight-Ridder, Inc. ..................................         1,215         71,077
Mattel, Inc. .........................................           530         11,925
Metro-Goldwyn-Mayer, Inc.+ ...........................           337          3,539

LEISURE & TOURISM -- 2.9%
AMR Corp.+ ...........................................         2,254          4,733
Brinker International, Inc.+ .........................           115          3,508
Brunswick Corp. ......................................         1,313         24,947
CBRL Group, Inc. .....................................        13,510        370,850
Continental Airlines, Inc., Class B+ .................           931          4,767
Delta Air Lines, Inc. ................................         1,793         15,958
Extended Stay America, Inc.+ .........................           809          8,171
GTECH Holdings Corp.+ ................................           286          9,341
Harrah's Entertainment, Inc.+ ........................         5,317        189,817
Hilton Hotels Corp. ..................................        12,930        150,117
International Speedway Corp., Class A ................           202          8,092
JetBlue Airways Corp.+ ...............................         4,119        114,137
Mandalay Resort Group+ ...............................           526         14,497
Marriott International, Inc., Class A ................         1,308         41,607
MGM Mirage, Inc.+ ....................................           939         27,466
Northwest Airlines Corp.+ ............................           778          5,368
Outback Steakhouse, Inc. .............................           417         14,753

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Park Place Entertainment Corp.+ ......................        48,350   $    344,252
Regal Entertainment Group ............................           138          2,477
Six Flags, Inc.+ .....................................         1,258          7,045
SkyWest, Inc. ........................................           280          2,887
Starwood Hotels & Resorts Worldwide, Inc. ............         1,623         38,611
Wendy's International, Inc. ..........................           676         18,597
Yum! Brands, Inc.+ ...................................         8,249        200,698
                                                                       ------------
                                                                          2,504,353
                                                                       ------------
INFORMATION TECHNOLOGY -- 4.8%
COMMUNICATION EQUIPMENT -- 0.0%
Symbol Technologies, Inc. ............................         1,669         14,370

COMPUTER SERVICES -- 0.9%
Affiliated Computer Services, Inc., Class A+ .........         2,200         97,372
Autodesk, Inc. .......................................         1,213         18,511
Ceridian Corp.+ ......................................           457          6,389
Computer Associates International, Inc. ..............         5,814         79,419
Computer Sciences Corp.+ .............................         2,131         69,364
Global Payments, Inc. ................................            31            946
i2 Technologies, Inc.+(1) ............................         2,016          1,593
marchFIRST, Inc.+ ....................................           240              0
Perot Systems Corp., Class A+ ........................            54            554
Symantec Corp.+ ......................................         3,856        151,078
Unisys Corp.+ ........................................         3,885         35,975
VeriSign, Inc.+ ......................................         1,612         14,089

COMPUTER SOFTWARE -- 1.1%
Advent Software, Inc.+ ...............................            30            365
BMC Software, Inc.+ ..................................         1,584         23,903
CheckFree Corp.+ .....................................           450         10,116
Citrix Systems, Inc.+ ................................           307          4,040
Compuware Corp.+ .....................................         2,694          9,133
Electronic Arts, Inc.+ ...............................         2,000        117,280
NetIQ Corp.+ .........................................        10,900        121,644
Sybase, Inc.+ ........................................        24,711        320,007
VERITAS Software Corp.+ ..............................           847         14,890

COMPUTERS & BUSINESS EQUIPMENT -- 0.8%
Apple Computer, Inc.+ ................................         5,176         73,189
Arrow Electronics, Inc.+ .............................         1,116         16,405
Diebold, Inc. ........................................         1,051         35,671
Gateway, Inc.+ .......................................         2,570          6,065
HON Industries, Inc. .................................           762         21,717
IKON Office Solutions, Inc. ..........................         2,093         14,860
Ingram Micro, Inc., Class A+ .........................           855          9,431
NCR Corp.+ ...........................................         1,207         22,136
Pitney Bowes, Inc. ...................................         1,385         44,209
Steelcase, Inc., Class A .............................           435          4,154
Storage Technology Corp.+ ............................         6,162        124,596
Xerox Corp.+ .........................................        10,467         91,063

----------------
152

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS -- 0.9%
Advanced Micro Devices, Inc.+ ........................         3,419   $     21,129
Agere Systems, Inc., Class B+ ........................        10,675         16,013
Amkor Technology, Inc.+ ..............................           464          2,399
Applied Micro Circuits Corp.+ ........................         2,176          7,094
Atmel Corp.+ .........................................         1,752          2,803
Avnet, Inc.+ .........................................         1,643         17,219
AVX Corp. ............................................           765          6,885
Broadcom Corp., Class A+ .............................         1,350         16,673
Conexant Systems, Inc.+ ..............................         1,880          2,801
Cypress Semiconductor Corp.+ .........................           407          2,808
Emulex Corp.+ ........................................           242          4,634
Energizer Holdings, Inc.+ ............................         1,162         29,619
Fairchild Semiconductor International, Inc., Class
 A+ ..................................................            89            931
Integrated Circuit Systems, Inc.+ ....................         6,100        132,370
Integrated Device Technology, Inc.+ ..................           734          5,828
International Rectifier Corp.+ .......................           120          2,360
Intersil Corp., Class A+ .............................           617          9,601
LSI Logic Corp.+ .....................................         2,686         12,141
MKS Instruments, Inc.+ ...............................            23            288
Molex, Inc. ..........................................           289          6,208
National Semiconductor Corp.+ ........................           410          6,986
Novellus Systems, Inc.+ ..............................           230          6,272
PerkinElmer, Inc. ....................................           980          8,712
Sanmina-SCI Corp.+ ...................................         3,531         14,265
Solectron Corp.+ .....................................         5,983         18,069
Tech Data Corp.+ .....................................         4,306        103,086
Tektronix, Inc.+ .....................................         1,003         17,201
Teradyne, Inc.+ ......................................           572          6,658
Thermo Electron Corp.+ ...............................         1,783         32,272
Vishay Intertechnology, Inc.+ ........................         1,798         18,304

INTERNET SOFTWARE -- 0.0%
Macromedia, Inc.+ ....................................           180          2,174
RealNetworks, Inc.+ ..................................           211            872

TELECOMMUNICATIONS -- 1.1%
3Com Corp.+ ..........................................         5,188         25,577
Adaptec, Inc.+ .......................................           769          4,637
ADC Telecommunications, Inc.+ ........................         6,844         14,099
Advanced Fibre Communication, Inc.+ ..................           571          8,645
Andrew Corp.+ ........................................         1,423          7,826
Avaya, Inc.+ .........................................         4,571          9,325
CenturyTel, Inc. .....................................         9,155        252,678
CIENA Corp.+ .........................................         3,097         13,534
Citizens Communications Co.+ .........................         2,191         21,866
Comverse Technology, Inc.+ ...........................         1,362         15,404
Corning, Inc.+ .......................................         9,451         55,194
Harris Corp. .........................................           416         11,552
IDT Corp.+ ...........................................           719         10,771
JDS Uniphase Corp.+ ..................................         8,779         25,020
Juniper Networks, Inc.+ ..............................           571          4,665
PanAmSat Corp.+ ......................................           210          2,965
Qwest Communications International, Inc.+ ............         9,876         34,467

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Scientific-Atlanta, Inc. .............................         2,276   $     31,272
Telephone and Data Systems, Inc. .....................           755         30,887
Tellabs, Inc.+ .......................................         3,290         19,049
United States Cellular Corp.+ ........................           244          5,761
Valassis Communications, Inc.+ .......................           732         19,325
West Corp.+ ..........................................            14            248
                                                                       ------------
                                                                          2,733,976
                                                                       ------------
MATERIALS -- 11.6%
CHEMICALS -- 5.0%
Albemarle Corp. ......................................           397          9,667
Ashland, Inc. ........................................         1,014         30,085
Cabot Corp. ..........................................           780         18,611
Crompton Corp. .......................................        42,800        173,340
Eastman Chemical Co. .................................        15,428        447,258
Engelhard Corp. ......................................         1,885         40,377
Hercules, Inc.+ ......................................         1,184         10,301
IMC Global, Inc. .....................................        42,076        404,771
International Flavors & Fragrances, Inc. .............           575         17,877
Lubrizol Corp. .......................................           743         22,297
Lyondell Chemical Co. ................................         1,831         25,542
OM Group, Inc. .......................................           362          3,168
Potash Corp. of Saskatchewan, Inc. ...................        10,000        618,000
PPG Industries, Inc. .................................         2,452        110,536
Praxair, Inc. ........................................        11,174        629,655
Rohm and Haas Co. ....................................         2,276         67,779
RPM, Inc. ............................................         1,667         17,504
ServiceMaster Co. ....................................         4,387         43,870
Sigma-Aldrich Corp. ..................................           873         38,840
Solutia, Inc. ........................................        62,700         97,185
Valspar Corp. ........................................           497         20,342

FOREST PRODUCTS -- 4.4%
Bemis Co. ............................................           727         30,578
Boise Cascade Corp. ..................................           732         15,994
Bowater, Inc. ........................................           756         28,085
Georgia-Pacific Corp. ................................        37,268        518,025
MeadWestvaco Corp. ...................................        18,011        410,290
Owens-Illinois, Inc.+ ................................         1,618         14,627
Packaging Corp. of America+ ..........................        17,302        311,609
Pactiv Corp.+ ........................................        27,698        562,269
Plum Creek Timber Co., Inc. ..........................         8,186        176,736
Rayonier, Inc. .......................................           401         17,668
Sealed Air Corp.+ ....................................         2,914        116,939
Smurfit-Stone Container Corp.+ .......................         2,506         33,478
Sonoco Products Co. ..................................        14,141        295,971
Temple-Inland, Inc. ..................................           689         25,769

METALS & MINERALS -- 2.2%
AK Steel Holding Corp.+ ..............................         1,390          4,517
Allegheny Technologies, Inc. .........................         1,176          3,410
Ball Corp. ...........................................         8,946        498,292

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154

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
Lafarge North America, Inc. ..........................           457   $     13,276
Martin Marietta Materials, Inc. ......................           703         19,410
Newmont Mining Corp. .................................           487         12,735
Nucor Corp. ..........................................         5,864        223,829
Phelps Dodge Corp.+ ..................................         1,209         39,268
Shaw Group, Inc.+ ....................................           251          2,523
Timken Co. ...........................................        23,697        370,147
United States Steel Corp. ............................         1,454         14,293
Vulcan Materials Co. .................................         1,308         39,541
York International Corp. .............................           570         11,970
                                                                       ------------
                                                                          6,658,254
                                                                       ------------
REAL ESTATE -- 5.3%
REAL ESTATE COMPANIES -- 0.0%
Catellus Development Corp.+ ..........................           263          5,523
Forest City Enterprises, Inc., Class A ...............           320         11,129

REAL ESTATE INVESTMENT TRUSTS -- 5.3%
AMB Property Corp. ...................................         1,221         34,493
Annaly Mtg. Management, Inc. .........................         1,209         21,121
Apartment Investment & Management Co., Class A .......         1,187         43,302
Archstone-Smith Trust ................................         2,556         56,130
Arden Realty, Inc. ...................................           837         18,983
Avalonbay Communities, Inc. ..........................         6,250        230,625
Boston Properties, Inc. ..............................           962         36,460
BRE Properties, Inc., Class A ........................           664         19,555
Camden Property Trust ................................           521         16,880
CarrAmerica Realty Corp. .............................           767         19,443
CenterPoint Properties Corp. .........................           333         19,247
Cousins Properties, Inc. .............................           522         13,494
Crescent Real Estate Equities Co. ....................         1,187         17,069
Developers Diversified Realty Corp. ..................         1,054         25,454
Duke Realty Corp. ....................................        12,976        350,093
Equity Residential ...................................         5,598        134,744
First Industrial Realty Trust, Inc. ..................           570         16,142
General Growth Properties, Inc. ......................           909         49,041
Health Care Property Investors, Inc. .................           828         27,614
Healthcare Realty Trust, Inc. ........................        13,400        327,228
Highwoods Properties, Inc. ...........................           765         15,637
Hospitality Properties Trust .........................           905         27,648
Host Marriott Corp.+ .................................        39,221        271,409
iStar Financial, Inc. ................................        15,855        462,490
Kimco Realty Corp. ...................................         1,336         46,920
Liberty Property Trust ...............................         9,814        307,178
Mack-Cali Realty Corp. ...............................           620         19,201
New Plan Excel Realty Trust, Inc. ....................         1,381         27,054
Public Storage, Inc. .................................         4,746        143,804
Reckson Associates Realty Corp. ......................           773         14,532
Regency Centers Corp. ................................           345         11,368
Rouse Co. ............................................           911         31,475
Simon Property Group, Inc. ...........................         2,046         73,308
Trizec Properties, Inc. ..............................         1,311         11,144

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
United Dominion Realty Trust, Inc. ...................         1,563   $     24,977
Vornado Realty Trust .................................         1,050         37,590
Weingarten Realty Investors, Inc. ....................           660         25,813
                                                                       ------------
                                                                          3,045,318
                                                                       ------------
UTILITIES -- 8.4%
ELECTRIC UTILITIES -- 7.7%
AES Corp.+ ...........................................         3,604         13,047
Allegheny Energy, Inc. ...............................         1,826         11,339
Allete, Inc. .........................................         1,111         23,064
Alliant Energy Corp. .................................         1,316         21,148
Ameren Corp. .........................................        13,908        543,107
Calpine Corp.+ .......................................         3,590         11,847
Centerpoint Energy, Inc. .............................         3,907         27,544
Cinergy Corp. ........................................         2,427         81,669
CMS Energy Corp. .....................................        42,525        187,535
Consolidated Edison, Inc. ............................         7,296        280,677
Constellation Energy Group, Inc. .....................         2,383         66,081
DPL, Inc. ............................................         1,840         22,926
DTE Energy Co. .......................................         2,342         90,518
Edison International+ ................................         4,734         64,808
Energy East Corp. ....................................        28,256        502,957
Entergy Corp. ........................................         8,822        424,779
FirstEnergy Corp. ....................................        15,725        495,338
FPL Group, Inc. ......................................         5,117        301,545
Great Plains Energy, Inc. ............................           996         23,775
Hawaiian Electric Industries, Inc. ...................           523         21,318
IDACORP, Inc. ........................................           544         12,403
MDU Resources Group, Inc. ............................         1,035         28,897
Mirant Corp.+ ........................................         4,921          7,874
NiSource, Inc. .......................................         3,543         64,483
Northeast Utilities ..................................        27,585        383,983
NSTAR ................................................           767         30,695
OGE Energy Corp. .....................................         1,139         20,468
Pepco Holdings, Inc. .................................         2,233         38,854
PG&E Corp.+ ..........................................         5,664         76,181
Pinnacle West Capital Corp. ..........................         4,002        133,027
PPL Corp. ............................................         8,354        297,486
Public Service Enterprise Group, Inc. ................         3,234        118,655
GAS & PIPELINE UTILITIES -- 0.7%
Aquila, Inc. .........................................         2,617          5,443
Dynegy, Inc., Class A ................................         3,925         10,244
Equitable Resources, Inc. ............................         4,717        176,935
KeySpan Corp. ........................................         2,270         73,208
Kinder Morgan, Inc. ..................................           514         23,130
National Fuel Gas Co. ................................         1,046         22,876
NICOR, Inc. ..........................................           640         17,485
Peoples Energy Corp. .................................           513         18,350
Philadelphia Suburban Corp. ..........................           836         18,350

----------------
156

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
GAS & PIPELINE UTILITIES (CONTINUED)
Questar Corp. ........................................         1,120   $     33,118
                                                                       ------------
                                                                          4,827,167
                                                                       ------------
TOTAL COMMON STOCK (cost $61,942,934).................                   55,492,504
                                                                       ------------
EXCHANGE TRADED FUNDS -- 0.5%
------------------------------------------------------------------------------------
FINANCE -- 0.5%
FINANCIAL SERVICES -- 0.5%
iShares Russell Midcap Value Index Fund (cost
 $295,659)@ ..........................................         4,500        296,775
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $62,238,593) .......                   55,789,279
                                                                       ------------
SHORT-TERM SECURITIES -- 0.5%                             PRINCIPAL
                                                           AMOUNT
------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 0.4%
Federal Home Loan Mtg. Disc. Notes 1.15% due
 4/1/03@ .............................................  $    200,000        200,000
                                                                       ------------
U.S. GOVERNMENT AGENCIES -- 0.1%
United States Treasury Bills 1.12% due 6/19/03@ ......        75,000         74,816
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $274,816)...........                      274,816
                                                                       ------------
REPURCHASE AGREEMENTS -- 1.4%
------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.50%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $164,002 and collateralized
 by $165,000 of United States Treasury Notes, bearing
 interest at 3.38%, due 4/30/04 and having an
 approximate value of $171,242........................       164,000        164,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.60%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $330,006 and collateralized
 by $205,000 of United States Treasury Bonds, bearing
 interest at 11.25%, due 2/15/15 and having an
 approximate value of $343,375........................       330,000        330,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 1.24%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $300,010 and collateralized
 by $185,000 of United States Treasury Bonds, bearing
 interest at 11.25%, due 2/15/15 and having an
 approximate value of $309,875........................       300,000        300,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $794,000) ..........                      794,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $63,307,409)                                             99.3%   56,858,095
Other assets less liabilities --                                  0.7       421,630
                                                              -------  ------------
NET ASSETS --                                                   100.0% $ 57,279,725
                                                              =======  ============

-------------
+   Non-income producing securities.
#  Security represents an investment in an affiliated company.
@  The security or a portion thereof represents collateral for open futures contracts.
(1) Fair valued security; see Note 2.

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
NUMBER OF                                             EXPIRATION      VALUE AT     VALUE AS OF      UNREALIZED
CONTRACTS               DESCRIPTION                      DATE        TRADE DATE   MARCH 31, 2003   APPRECIATION
---------------------------------------------------------------------------------------------------------------
       2 Long           S&P MidCap 400 Index          June 2003       $395,965       $409,450        $13,485
                                                                                                     =======

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                       INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 91.6%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.4%
APPAREL & TEXTILES -- 2.0%
Cherokee, Inc.+ ......................................           100   $      1,500
Coach, Inc.+ .........................................         3,100        118,823
Culp, Inc.+ ..........................................           137            611
Deb Shops, Inc. ......................................            88          1,644
dELiA*s Corp., Class A+ ..............................           701            245
DHB Industries, Inc.+ ................................           362            804
Finish Line, Inc., Class A+ ..........................           405          6,075
Footstar, Inc.+ ......................................           443          3,721
G & K Services, Inc., Class A ........................         2,621         62,904
Genesco, Inc.+ .......................................           434          6,172
Goody's Family Clothing, Inc.+ .......................           343          1,382
Guess?, Inc.+ ........................................           167            595
Hot Topic, Inc.+ .....................................         4,384        102,191
Jo-Ann Stores, Inc., Class A+ ........................           311          6,220
K-Swiss, Inc., Class A ...............................           258          6,592
Kellwood Co. .........................................           553         16,004
Kenneth Cole Productions, Inc., Class A+ .............         1,946         42,617
Maxwell Shoe Co., Inc., Class A+ .....................           318          3,546
Mossimo, Inc.+ .......................................           103            496
Mothers Work, Inc.+ ..................................            52          1,152
Nautica Enterprises, Inc.+ ...........................           549          5,325
Oakley, Inc.+ ........................................           560          4,620
Oshkosh B' Gosh, Inc., Class A .......................           226          5,876
Oxford Industries, Inc. ..............................           128          3,155
Phillips-Van Heusen ..................................           505          6,237
Quiksilver, Inc.+ ....................................         5,179        158,581
Russell Corp. ........................................           529          9,258
Skechers USA, Inc., Class A+ .........................           335          2,174
Steven Madden, Ltd.+ .................................           204          3,197
Stride Rite Corp. ....................................           866          7,361
Timberland Co., Class A+ .............................         2,200         91,982
Tropical Sportswear International Corp.+ .............         7,009         31,891
Unifi, Inc.+ .........................................         1,094          5,262
UniFirst Corp. .......................................           174          2,688
Vans, Inc.+ ..........................................           397          1,683
Wolverine World Wide, Inc. ...........................           905         15,159

AUTOMOTIVE -- 0.7%
Aftermarket Technology Corp.+ ........................           169          1,910
Asbury Automotive Group, Inc.+ .......................           172          1,376
Bandag, Inc. .........................................           227          7,239
Collins & Aikman Corp+ ...............................           525          2,137
CSK Auto Corp.+ ......................................           624          5,678

----------------
158

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE (CONTINUED)
Dollar Thrifty Automotive Group, Inc.+ ...............           534   $      8,891
Dura Automotive Systems, Inc.+ .......................           320          1,792
Group 1 Automotive, Inc.+ ............................         4,104         87,825
IMPCO Technologies, Inc.+ ............................           275            553
Keystone Automotive Industries, Inc.+ ................           226          4,005
Lithia Motors, Inc., Class A+ ........................           239          2,940
Midas, Inc.+ .........................................           117            854
Modine Manufacturing Co. .............................           616          9,234
Monro Muffler Brake, Inc.+ ...........................           114          2,394
O'Reilly Automotive, Inc.+ ...........................         2,500         67,750
Pep Boys-Manny, Moe & Jack ...........................         1,051          7,988
Raytech Corp.+ .......................................           905          5,312
Spartan Motors, Inc. .................................           210          1,840
Sports Resorts International, Inc.+ ..................           533          2,670
Standard Motor Products, Inc. ........................           154          1,709
Strattec Security Corp.+ .............................            75          3,300
Superior Industries International, Inc. ..............           468         17,049
Tenneco Automotive, Inc.+ ............................           825          1,864
Tower Automotive, Inc.+ ..............................         1,345          3,188
United Auto Group, Inc.+ .............................           365          4,289
Wabash National Corp.+ ...............................           556          3,503

HOUSING & HOUSEHOLD DURABLES -- 1.3%
Applica, Inc.+ .......................................           350          1,711
Bassett Furniture Industries, Inc. ...................           222          2,331
Beazer Homes USA, Inc.+ ..............................           261         15,349
Bush Industries, Inc., Class A .......................           188            306
Dominion Homes, Inc.+ ................................         1,053         14,321
Hovnanian Enterprises, Inc., Class A+ ................           326         11,263
La-Z-Boy, Inc. .......................................         3,200         55,296
Libbey, Inc. .........................................           333          8,192
M/I Schottenstein Homes, Inc. ........................           264          7,572
MDC Holdings, Inc. ...................................         4,692        180,079
Meritage Corp.+ ......................................           191          6,404
Modtech Holdings, Inc.+ ..............................           197          1,371
National Presto Industries, Inc. .....................            99          2,589
NCI Building Systems, Inc.+ ..........................           396          6,142
O'Sullivan Industries Holdings, Inc. .................           183             79
Oneida, Ltd. .........................................           314          3,360
Palm Harbor Homes, Inc.+ .............................           373          5,267
Quaker Fabric Corp. ..................................           256          1,408
Skyline Corp. ........................................           139          3,628
Standard Pacific Corp. ...............................         4,696        119,795
Stanley Furniture Co., Inc. ..........................           108          2,295
Technical Olympic USA, Inc.+ .........................            50            842
Walter Industries, Inc. ..............................           585          5,101
WCI Communities, Inc.+ ...............................           156          1,632

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL -- 5.4%
7-Eleven, Inc.+ ......................................           508   $      3,536
A. C. Moore Arts & Crafts, Inc.+ .....................           266          3,679
Aaon, Inc.+ ..........................................           208          2,642
Action Performance Cos., Inc. ........................         3,238         68,484
Advanced Marketing Services, Inc. ....................           305          3,413
Aeropostale, Inc.+ ...................................         4,873         64,567
American Woodmark Corp. ..............................            96          4,235
AnnTaylor Stores Corp.+ ..............................           956         19,627
Bebe Stores, Inc.+ ...................................            92          1,086
Blair Corp. ..........................................           178          4,185
Bombay Co., Inc.+ ....................................           726          3,957
Boyds Collection, Ltd.+ ..............................           383          2,068
Brookstone, Inc.+ ....................................           188          3,064
Brown Shoe Co., Inc. .................................           379         10,259
Buckle, Inc.+ ........................................           158          2,797
Burlington Coat Factory Warehouse Corp. ..............           386          6,292
Cache, Inc.+ .........................................            55            553
Casey's General Stores, Inc. .........................           849         10,103
Cash America International, Inc. .....................           482          4,569
Cato Corp., Class A ..................................           317          6,036
CellStar Corp.+ ......................................         5,200         37,856
Charlotte Russe Holding, Inc.+ .......................           168          1,357
Charming Shoppes, Inc.+ ..............................         2,330          8,155
Chico's FAS, Inc.+ ...................................         3,500         70,000
Children's Place Retail Stores, Inc.+ ................           251          2,312
Christopher & Banks Corp.+ ...........................         5,514         97,598
Claire's Stores, Inc. ................................         3,520         83,107
Coldwater Creek, Inc.+ ...............................           150          1,423
Cole National Corp.+ .................................           215          1,935
Cost Plus, Inc.+ .....................................         3,376         88,856
Department 56, Inc.+ .................................           242          2,376
Dress Barn, Inc.+ ....................................           484          6,510
Duane Reade, Inc.+ ...................................           476          6,036
Electronics Boutique Holdings Corp.+ .................         3,222         54,097
Factory 2-U Stores, Inc.+ ............................           282          1,156
FAO, Inc.+ ...........................................           330             69
Finlay Enterprises, Inc.+ ............................           112          1,418
Fossil, Inc.+ ........................................         2,042         35,163
Fred's, Inc. .........................................           475         13,229
Friedman's, Inc., Class A ............................           359          3,446
Galyans Trading Co., Inc.+ ...........................           228          2,848
GameStop Corp.+ ......................................         3,900         46,800
Gart Sports Co.+ .....................................           122          2,328
Guitar Center, Inc.+ .................................           297          6,050
Gymboree Corp.+ ......................................         9,023        135,706
Hancock Fabrics, Inc. ................................           367          5,101
Haverty Furniture Cos., Inc. .........................           331          3,558

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Hibbett Sporting Goods, Inc.+ ........................           157   $      3,883
Hollywood Entertainment Corp.+ .......................         1,150         18,446
Insight Enterprises, Inc.+ ...........................           893          6,296
InterTAN, Inc.+ ......................................           472          2,218
J. Jill Group, Inc.+ .................................           389          4,512
Linens' N Things, Inc.+ ..............................         4,387         89,144
Longs Drug Stores Corp. ..............................           669         10,035
Men's Wearhouse, Inc.+ ...............................           617          9,230
Movado Group, Inc. ...................................           202          3,838
Movie Gallery, Inc.+ .................................           374          6,515
MSC Industrial Direct Co., Inc., Class A+ ............         4,900         78,351
Nautilus Group, Inc. .................................           599          8,542
Nu Skin Enterprises, Inc., Class A ...................           960          9,667
OfficeMax, Inc.+ .....................................         2,513         12,942
Pacific Sunwear of California+ .......................         8,911        181,339
Party City Corp.+ ....................................           164          1,312
Pathmark Stores, Inc.+ ...............................           653          4,362
Payless ShoeSource, Inc.+ ............................         1,479         23,146
PC Connection, Inc.+ .................................           139            730
Pier 1 Imports, Inc. .................................         5,400         85,644
Pricesmart, Inc.+ ....................................            78          1,166
Racing Champions Corp.+ ..............................           189          2,901
Regis Corp. ..........................................           941         23,440
Restoration Hardware, Inc.+ ..........................           386            969
Rex Stores Corp.+ ....................................           167          1,695
Ruddick Corp. ........................................           680          8,364
School Specialty, Inc.+ ..............................           321          5,704
Sharper Image Corp.+ .................................           159          2,864
Shoe Carnival, Inc.+ .................................           161          2,450
ShopKo Stores, Inc.+ .................................           625          7,281
Smart & Final, Inc.+ .................................           259            855
Sports Authority, Inc.+ ..............................           709          4,949
Stage Stores, Inc.+ ..................................           410          8,684
Stein Mart, Inc.+ ....................................           480          2,448
Summit America Television, Inc.+ .....................           770          1,832
TBC Corp.+ ...........................................           366          5,124
Too, Inc.+ ...........................................         8,643        143,560
Topps Co., Inc.+ .....................................           811          6,877
Tractor Supply Co.+ ..................................           298          9,840
Trans World Entertainment Corp.+ .....................           360            824
Tuesday Morning Corp.+ ...............................           184          3,621
Tweeter Home Entertainment Group, Inc.+ ..............           416          1,984
Ultimate Electronics, Inc.+ ..........................           241          1,916
Urban Outfitters, Inc.+ ..............................           166          3,735
Weis Markets, Inc. ...................................           242          7,408
West Marine, Inc.+ ...................................           228          3,819
Wet Seal, Inc., Class A+ .............................           558          4,073

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Whitehall Jewellers, Inc.+ ...........................           245   $      2,082
Wild Oats Markets, Inc.+ .............................           495          4,584
Williams-Sonoma, Inc.+ ...............................         2,700         58,860
Wilsons the Leather Experts, Inc.+ ...................           311          1,238
World Fuel Services Corp. ............................           196          3,991
Yankee Candle Co., Inc.+ .............................         6,190        105,416
                                                                       ------------
                                                                          3,399,714
                                                                       ------------

CONSUMER STAPLES -- 1.9%
FOOD, BEVERAGE & TOBACCO -- 1.4%
American Italian Pasta Co., Class A+ .................           359         15,527
Aurora Foods, Inc.+ ..................................           557            212
Boston Beer Co., Inc., Class A+ ......................           205          2,575
Bridgford Foods Corp. ................................            61            533
Chiquita Brands International, Inc.+ .................           786          8,622
Coca-Cola Bottling Co. ...............................            15            749
Corn Products International, Inc. ....................           740         21,578
Cott Corp.+ ..........................................         5,300         93,015
Del Monte Foods Co.+ .................................         4,006         29,885
DIMON, Inc. ..........................................           897          5,140
Farmer Brothers Co. ..................................            19          5,834
Fleming Cos., Inc. ...................................         1,007            504
Flowers Foods, Inc. ..................................           485         13,284
Great Atlantic & Pacific Tea Co., Inc.+ ..............           362          1,560
Green Mountain Coffee, Inc.+ .........................            66          1,213
Hain Celestial Group, Inc.+ ..........................           514          7,767
Horizon Organic Holding Corp.+ .......................           147          1,926
Ingles Markets, Inc., Class A ........................           219          2,091
International Multifoods Corp.+ ......................           342          6,607
Interstate Bakeries Corp. ............................           947          9,943
J & J Snack Foods Corp.+ .............................           128          3,881
J. M. Smucker Co.@ ...................................           965         33,746
Lance, Inc. ..........................................           530          4,261
Maui Land & Pineapple Co., Inc.+ .....................            62          1,218
Monterey Pasta, Co.+ .................................           306            918
Nash Finch Co. .......................................           241          2,032
National Beverage Corp.+ .............................            75          1,048
Peets Coffee and Tea, Inc.+ ..........................           193          3,200
Penn Traffic Co.+ ....................................           235            291
Performance Food Group Co.+ ..........................         2,700         82,782
Pilgrims Pride Corp., Class B ........................           331          2,641
Ralcorp Holdings, Inc.+ ..............................           650         16,926
Riviana Foods, Inc. ..................................           126          2,938
Robert Mondavi Corp., Class A+ .......................           205          4,110
Sanderson Farms, Inc. ................................           106          2,032
Seaboard Corp. .......................................            10          2,020

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Sensient Technologies Corp. ..........................           946   $     18,939
Standard Commercial Corp. ............................           246          3,860
Tasty Baking Co. .....................................           180          1,485
United Natural Foods, Inc.+ ..........................         2,711         69,130
Universal Corp. ......................................           571         21,561
Vector Group, Ltd. ...................................           468          5,148

HOUSEHOLD & PERSONAL PRODUCTS -- 0.5%
Blyth, Inc. ..........................................           700         17,801
Central Garden & Pet Co.+ ............................           311          6,730
Chattem, Inc.+ .......................................           228          3,509
CSS Industries, Inc. .................................            80          2,590
Del Laboratories, Inc.+ ..............................            87          1,637
Elizabeth Arden, Inc.+ ...............................           284          2,795
Genlyte Group, Inc.+ .................................           264          8,731
Inter Parfums, Inc.+ .................................            69            507
Jarden Corp.+ ........................................           252          6,552
Kimball International, Inc., Class B .................           742         10,352
Nature's Sunshine Products, Inc. .....................           232          2,035
NBTY, Inc.+ ..........................................         2,691         51,021
Playtex Products, Inc.+ ..............................           607          4,892
Rayovac Corp.+ .......................................           694          7,530
Rent-Way, Inc.+ ......................................           558          2,009
Revlon, Inc., Class A+ ...............................           190            524
Russ Berrie & Co., Inc. ..............................           217          6,944
Salton, Inc.+ ........................................           146          1,533
Tupperware Corp. .....................................         1,132         15,644
Water Pik Technologies, Inc.+ ........................           234          1,638
WD-40 Co. ............................................           346          8,581
                                                                       ------------
                                                                            676,287
                                                                       ------------

EDUCATION -- 2.2%
EDUCATION -- 2.2%
Apollo Group, Inc., Class A+ .........................         4,600        229,540
Career Education Corp.+ ..............................         2,400        117,408
Corinthian Colleges, Inc.+@ ..........................         3,326        131,377
Education Management Corp.+ ..........................         2,600        103,402
ITT Educational Services, Inc.+ ......................         5,222        146,216
Learning Tree International, Inc.+ ...................           210          2,839
Renaissance Learning, Inc.+ ..........................           218          3,843
Strayer Education, Inc. ..............................           195         10,706
Sylvan Learning Systems, Inc.+ .......................         4,186         66,474
                                                                       ------------
                                                                            811,805
                                                                       ------------

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
ENERGY -- 5.5%
ENERGY SERVICES -- 3.1%
Atwood Oceanics, Inc.+ ...............................           198   $      4,998
BJ Services Co.+ .....................................         2,900         99,731
CAL Dive International, Inc.+ ........................         3,203         57,686
CARBO Ceramics, Inc. .................................           204          6,701
Lufkin Industries, Inc. ..............................           128          2,451
Nabors Industries, Ltd.+ .............................         5,500        219,285
Newpark Resources, Inc.+ .............................         1,562          7,076
Oceaneering International, Inc.+ .....................           505         11,034
Parker Drilling Co.+ .................................         1,694          4,015
Patterson-UTI Energy, Inc.+ ..........................         7,700        249,172
Research Frontiers, Inc.+ ............................           212          1,514
Resource America, Inc., Class A ......................           325          2,587
RPC, Inc. ............................................           243          2,223
SEACOR SMIT, Inc.+ ...................................           375         13,125
SEMCO Energy, Inc. ...................................           397          1,397
Sierra Pacific Resources+ ............................         2,229          7,088
Smith International, Inc.+ ...........................         2,100         73,983
South Jersey Industries, Inc. ........................           262          8,266
Southern Union Co.+ ..................................           883         10,729
Southwest Gas Corp. ..................................           712         14,489
Southwestern Energy Co.+ .............................           559          7,323
Spinnaker Exploration Co.+ ...........................         2,611         50,706
St. Mary Land & Exploration Co. ......................           606         15,180
Stone Energy Corp.+ ..................................           469         15,749
Superior Energy Services, Inc.+ ......................         1,063          9,089
Swift Energy Co.+ ....................................           506          4,306
Syntroleum Corp.+ ....................................           423          1,087
Tesoro Petroleum Corp.+ ..............................         1,410         10,434
TETRA Technologies, Inc.+ ............................           287          6,601
Tom Brown, Inc.+ .....................................           733         17,739
TransMontaigne, Inc.+ ................................           390          1,642
Trico Marine Services, Inc.+ .........................           483          1,251
UGI Corp. ............................................           599         27,374
UIL Holding Corp. ....................................           262          9,091
Unisource Energy Corp. ...............................           620         10,726
Unit Corp.+ ..........................................           949         19,255
Unitil Corp. .........................................           100          2,500
Universal Compression Holdings, Inc.+ ................           357          6,230
Veritas DGC, Inc.+ ...................................           673          4,475
Vintage Petroleum, Inc. ..............................         1,062         10,089
W-H Energy Services, Inc.+ ...........................           507          8,680
Western Gas Resources, Inc. ..........................           407         13,248
Westport Resources Corp.+ ............................           437          8,806
Weststar Energy, Inc. ................................         1,218         14,762
WGL Holdings, Inc. ...................................         1,062         28,132
WPS Resources Corp. ..................................           680         27,200

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 2.4%
3TEC Energy Corp.+ ...................................           340   $      5,120
Apache Corp. .........................................         3,280        202,507
Berry Petroleum Co., Class A .........................           358          5,370
Burlington Resources, Inc. ...........................         1,700         81,107
Cabot Oil & Gas Corp. ................................           605         14,520
Chesapeake Energy Corp. ..............................         3,093         24,311
Comstock Resources, Inc.+ ............................           496          5,010
Denbury Resources, Inc.+ .............................           517          5,599
Dril-Quip, Inc.+ .....................................           144          1,968
Encore Aquisition Co.+ ...............................           195          3,598
Energy Partners, Ltd.+ ...............................           423          4,315
EOG Resources, Inc. ..................................         2,400         94,944
Evergreen Resources, Inc.+ ...........................           409         18,532
Exco Resources, Inc.+ ................................         4,400         77,616
Exploration Co. of Delaware+ .........................           337          1,018
Frontier Oil Corp. ...................................           569          9,730
FuelCell Energy, Inc.+ ...............................         1,149          5,802
Global Industries, Ltd.+ .............................         1,451          6,762
Grey Wolf, Inc.+ .....................................         3,639         14,338
Gulf Islands Fabrication, Inc.+ ......................           151          2,639
Hanover Compressor Co.+ ..............................         1,056          6,864
Harvest Natural Resources, Inc.+ .....................           760          3,694
Holly Corp. ..........................................           217          6,215
Horizon Offshore, Inc.+ ..............................           382          1,299
Houston Exploration Co.+ .............................           223          6,021
Hydril Co.+ ..........................................           254          6,347
Key Energy Services, Inc.+ ...........................         2,446         24,656
Magnum Hunter Resources, Inc.+ .......................         1,058          5,882
Massey Energy Co. ....................................         1,370         12,878
Meridian Resource Corp.+ .............................           689            792
NATCO Group, Inc.+ ...................................           203          1,147
Nuevo Energy Co.+ ....................................           381          5,163
Oil States International, Inc.+ ......................           368          4,416
Patina Oil & Gas Corp. ...............................         2,524         83,040
Penn Virginia Corp. ..................................           178          6,835
Petroquest Energy, Inc.+ .............................           669          1,010
Plains Exploration & Production Co.+ .................           522          4,306
Plains Resources, Inc.+ ..............................           522          5,570
Plug Power, Inc.+ ....................................           359          1,817
Prima Energy Corp.+ ..................................           222          4,160
Proton Energy Systems, Inc.+ .........................           529          1,301
Quicksilver Resources, Inc.+ .........................           222          5,277
Range Resources Corp.+ ...............................         1,118          6,384
Remington Oil & Gas Corp.+ ...........................         4,547         77,435
                                                                       ------------
                                                                          1,996,540
                                                                       ------------

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE -- 9.4%
BANKS -- 5.6%
1st Source Corp. .....................................           315   $      4,032
ABC Bancorp ..........................................           218          2,984
Alabama National Bancorp. ............................           215          8,815
Allegiant Bancorp, Inc. ..............................           259          4,377
AMCORE Financial, Inc. ...............................           539         11,734
American National Bankshares, Inc. ...................           123          3,037
Anchor BanCorp Wisconsin, Inc. .......................           463         10,163
BancFirst Corp. ......................................            83          3,661
Bank Corp. ...........................................           285          1,416
Bank Mutual Corp. ....................................           244          6,166
Bank of the Ozarks, Inc. .............................            93          2,591
BankAtlantic Bancorp, Inc., Class A ..................           906          8,870
Bankunited Financial Corp., Class A+ .................           469          8,278
Banner Corp. .........................................           227          3,587
Bay View Capital Corp.+ ..............................         1,369          7,461
Boston Private Financial Holdings, Inc. ..............           424          6,343
Brookline Bancorp, Inc. ..............................         1,276         15,976
Bryn Mawr Bank Corp. .................................            78          2,794
BSB Bancorp, Inc. ....................................           192          4,161
Camden National Corp. ................................           180          4,527
Capital City Bank Group, Inc. ........................           158          6,179
Capitol Bancorp, Ltd. ................................           172          3,638
Cascade Bancorp ......................................           272          3,974
Cathay Bancorp, Inc. .................................           335         13,078
CB Bancshares, Inc. ..................................            70          3,415
CCBT Financial Cos., Inc. ............................           191          4,202
Central Coast Bancorp+ ...............................           182          2,894
Century Bancorp, Inc., Class A .......................            67          1,832
Charter Financial Corp. ..............................            83          2,516
Chemical Financial Corp. .............................           536         14,220
Chittenden Corp. .....................................           674         17,618
City Bank ............................................           169          3,803
City Holding Co. .....................................           366         10,014
Coastal Financial Corp. ..............................           185          2,185
Cobiz, Inc. ..........................................           166          2,307
Columbia Bancorp .....................................           122          2,989
Columbia Banking Systems, Inc.+ ......................           289          3,974
Community Bank Systems, Inc. .........................           249          7,826
Community Banks, Inc. ................................           173          5,034
Community First Bankshares, Inc. .....................           869         22,203
Community Trust Bancorp, Inc. ........................           274          6,918
Corus Bankshares, Inc. ...............................           199          7,942
CVB Financial Corp. ..................................           556         10,775
Dime Community Bancshares ............................           489         11,164
East-West Bancorp, Inc. ..............................           517         15,949
F&M Bancorp ..........................................           238         10,474
Farmers Capital Bank Corp. ...........................           139          4,448

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Fidelity Bankshares, Inc. ............................           342   $      6,272
Financial Institutions, Inc. .........................           174          3,449
First Bancorp NA .....................................           162          4,078
First BanCorp. .......................................           730         19,695
First Busey Corp. ....................................           200          4,680
First Charter Corp. ..................................           668         11,663
First Citizens BancShares, Inc., Class A .............           128         12,044
First Commonwealth Financial Corp. ...................         1,276         14,865
First Community Bancorp ..............................           213          6,158
First Community Bancshares, Inc. .....................           196          6,468
First Defiance Financial Corp. .......................           112          2,078
First Essex Bancorp, Inc. ............................           150          4,653
First Federal Capital Corp. ..........................           372          7,555
First Financial Bancorp ..............................           788         12,498
First Financial Bankshares, Inc. .....................           270          9,585
First Financial Corp. ................................           154          7,278
First Financial Holdings, Inc. .......................           293          7,228
First Indiana Corp. ..................................           254          4,013
First Merchants Corp. ................................           315          7,185
First National Corp. .................................           169          4,284
First Niagara Financial Group, Inc. ..................           532          6,252
First Oak Brook Bancshares, Inc. .....................            91          2,765
First of Long Island Corp. ...........................            70          2,412
First Place Financial Corp. ..........................           279          4,241
First Republic Bankcorp, Inc.+ .......................           227          4,903
First South Bancorp, Inc. ............................            59          1,933
First State Bancorp. .................................           127          2,717
FirstFed America Bancorp, Inc. .......................           157          4,396
FirstFed Financial Corp.+ ............................           373         11,261
Flagstar Bancorp, Inc. ...............................           293          7,726
Flushing Financial Corp. .............................           220          3,828
FNB Corp. ............................................           123          3,438
Franklin Financial Corp. .............................            57          1,660
Fremont General Corp. ................................         1,268          8,813
Frontier Financial Corp. .............................           349          8,603
GBC Bancorp ..........................................           173          4,178
German American Bancorp ..............................           107          1,878
Glacier Bancorp, Inc. ................................           344          9,205
Gold Banc Corp., Inc. ................................           733          5,871
Great Southern Bancorp, Inc. .........................           129          4,773
Hancock Holding Co. ..................................           290         12,476
Hanmi Financial Corp. ................................           194          3,298
Harbor Florida Bancshares, Inc. ......................           468         10,932
Harleysville National Corp. ..........................           413         10,048
Hawthorne Financial Corp.+ ...........................           164          4,848
Hibernia Corp., Class A ..............................         9,600        162,816
Hudson River Bancorp, Inc. ...........................           330          7,583

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Humboldt Bancorp .....................................           235   $      2,999
Iberiabank Corp. .....................................           136          5,535
Independent Bank Corp. (MA) ..........................           264          5,283
Independent Bank Corp. (MI) ..........................           402          8,080
Integra Bank Corp. ...................................           335          5,745
Interchange Financial Services Corp. .................           190          3,259
International Bancshares Corp. .......................           497         19,289
Irwin Financial Corp. ................................           333          6,490
Itla Capital Corp.+ ..................................            97          3,206
Lakeland Bancorp, Inc. ...............................           255          4,055
Lakeland Financial Corp. .............................           107          2,675
Local Financial Corp.+ ...............................           413          5,955
LSB Bancshares, Inc. .................................           188          2,933
Macatawa Bank Corp. ..................................           151          3,250
MAF Bancorp, Inc. ....................................           410         13,796
Main Street Banks, Inc. ..............................           229          4,225
Mainsource Financial Group, Inc. .....................           133          3,126
MASSBANK Corp. .......................................            80          2,202
MCG Capital Corp. ....................................           485          4,845
Merchants Bancshares, Inc. ...........................            84          2,046
Mid-State Bancshares .................................           527          8,806
Midwest Banc Holdings, Inc. ..........................           205          3,735
Nara Bancorp, Inc. ...................................           168          2,139
NASB Financial, Inc. .................................            64          1,440
National Penn Bancshares, Inc. .......................           411         11,118
NBT Bancorp, Inc. ....................................           649         11,312
Northwest Bancorp, Inc. ..............................           238          3,848
OceanFirst Financial Corp. ...........................           230          4,943
Old Second Bancorp, Inc. .............................           151          5,711
Omega Financial Corp. ................................           183          6,359
Oriental Financial Group .............................           307          6,631
Pacific Capital Bancorp ..............................           766         22,704
Pacific Northwest Bancorp ............................           334          9,268
Pacific Union Bank+ ..................................           233          2,696
Parkvale Financial Corp. .............................           101          2,222
Partners Trust Financial Group, Inc. .................           149          2,533
Peapack Gladstone Financial Corp. ....................           126          3,156
Pennrock Financial Services Corp. ....................           156          4,384
Peoples Bancorp, Inc. ................................           206          4,771
Peoples Holding Co. ..................................           118          5,027
PFF Bancorp, Inc. ....................................           248          7,958
Port Financial Corp. .................................            94          4,492
PrivateBancorp, Inc. .................................           115          2,607
Prosperity Bancshares, Inc. ..........................           274          4,543
Provident Bancorp, Inc. ..............................            63          1,985
Provident Bankshares Corp. ...........................           522         12,048
Quaker City Bancorp, Inc.+ ...........................           106          3,598

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
R&G Financial Corp., Class B .........................           327   $      7,194
Republic Bancorp, Inc. ...............................         1,136         13,382
Republic Bancorp, Inc., Class A ......................           158          1,817
Republic Bancshares, Inc. ............................           106          2,115
Riggs National Corp. .................................           303          4,348
Royal Bancshares of Pennsylvania, Inc. ...............           110          2,141
S&T Bancorp, Inc. ....................................           579         14,805
S.Y. Bancorp, Inc. ...................................           120          4,320
Sandy Spring Bancorp, Inc. ...........................           315         10,279
Santander Bancorp ....................................           188          2,512
Seacoast Banking Corp. of Florida ....................           228          4,421
Seacoast Financial Services Corp. ....................           530          9,673
Second Bancorp, Inc. .................................           188          4,164
Silicon Valley Bancshares, Inc.+ .....................         4,500         81,855
Simmons First National Corp., Class A ................           159          5,732
South Financial Group, Inc. ..........................           978         21,174
Southwest Bancorp of Texas, Inc.+ ....................         4,115        123,573
Southwest Bancorp, Inc. ..............................           108          2,462
St. Francis Capital Corp. ............................           162          3,698
State Bancorp, Inc. ..................................           164          3,034
Staten Island Bancorp, Inc. ..........................         1,200         17,904
Sterling Bancorp .....................................           227          5,593
Sterling Bancshares, Inc. ............................           832          9,892
Sterling Financial Corp. (PA) ........................           365          8,227
Sterling Financial Corp. (WA)+ .......................           255          5,411
Suffolk Bancorp ......................................           257          7,923
Summit Bankshares, Inc. ..............................           111          2,122
Sun Bancorp, Inc. (PA) ...............................           104          2,029
Sun Bancorp, Inc. (NJ)+ ..............................           135          1,979
Superior Financial Corp. .............................           157          2,903
Susquehanna Bancshares, Inc. .........................           859         17,798
Texas Regional Bancshares, Inc., Class A .............         2,404         72,562
Tompkins Trustco, Inc. ...............................           166          7,470
TriCo Bancshares .....................................           106          2,682
Troy Financial Corp. .................................           187          4,774
Trust Co. Bank Corp. NY ..............................         1,571         15,129
Trust Co. of New Jersey ..............................           401         10,955
U.S.B. Holding Co., Inc. .............................           262          4,271
UCBH Holdings, Inc. ..................................           392         17,240
UMB Financial Corp. ..................................           356         13,065
Umpqua Holdings Corp. ................................           629         11,379
Union Bankshares Corp. ...............................           169          4,531
United Bankshares, Inc. ..............................           800         22,160
United Community Banks, Inc. .........................           359          8,275
United Community Financial Corp. .....................           678          5,932
United National Bancorp ..............................           386          9,075
Unizan Financial Corp. ...............................           484          8,867

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Virginia Financial Group, Inc. .......................           163   $      4,360
W Holding Co., Inc. ..................................         3,541         65,013
Wachovia Corp. .......................................         5,900        201,013
Warwick Community Bancorp, Inc. ......................            77          2,279
Washington Trust Bancorp, Inc. .......................           284          5,740
Waypoint Financial Corp. .............................           778         13,428
WesBanco, Inc. .......................................           468         10,984
West Coast Bancorp ...................................           341          4,852
Westfield Financial, Inc. ............................           105          1,617
Willow Grove Bancorp, Inc. ...........................           102          1,510
Wintrust Financial Corp. .............................           317          9,066
WSFS Financial Corp. .................................           175          5,530
Yardville National Bancorp ...........................           164          2,790

FINANCIAL SERVICES -- 3.1%
Advanta Corp., Class B ...............................           486          3,684
Advisory Board Co.+ ..................................         1,717         60,009
American Capital Strategies, Ltd. ....................           899         20,138
American Home Mtg. Holdings, Inc. ....................           188          1,882
Anworth Mtg. Asset Corp. .............................           527          6,883
Apex Mtg. Capital, Inc. ..............................           635          3,816
Arrow Financial Corp. ................................           130          3,724
Bank of Granite Corp. ................................           297          4,933
Berkshire Hill Bancorp, Inc. .........................           141          3,243
BKF Capital Group, Inc.+ .............................           123          1,999
BostonFed Bancorp, Inc. ..............................            83          1,897
California First National Bancorp ....................            73            745
Capstead Mtg. Corp. ..................................           214          2,442
Century Business Services, Inc.+ .....................         1,717          4,413
CFS Bancorp, Inc. ....................................           263          3,606
Charles Schwab Corp. .................................         5,900         42,598
Charter Municipal Mtg. Acceptance Co. ................           896         15,743
Citizens First Bancorp, Inc. .........................           180          3,492
Clark/Bardes, Inc.+ ..................................           308          3,684
Coastal Bancorp, Inc. ................................            80          2,416
Commercial Federal Corp. .............................           984         21,372
CompuCredit Corp.+ ...................................           371          2,330
Concord EFS, Inc.+ ...................................         3,100         29,140
Connecticut Bancshares, Inc. .........................           247         10,258
CPB, Inc. ............................................           306          7,788
Credit Acceptance Corp.+ .............................           291          1,426
DVI, Inc.+ ...........................................           272          2,326
eSPEED, Inc., Class A+ ...............................           493          5,733
Euronet Worldwide, Inc+ ..............................           310          2,480
Federal Agricultural Mtg. Corp., Class C+ ............           177          3,857
Financial Federal Corp.+ .............................           280          5,348
First Sentinel Bancorp, Inc. .........................           541          7,477

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Gabelli Asset Management, Inc., Class A+ .............           141   $      3,884
Gladstone Capital Corp. ..............................           197          3,168
iDine Rewards Network, Inc.+ .........................           375          2,794
Investment Technology Group, Inc.+ ...................         2,700         37,719
Jefferies Group, Inc. ................................           417         14,991
Knight Trading Group, Inc.+ ..........................         1,773          6,915
Lehman Brothers Holdings, Inc. .......................         2,800        161,700
Lending Tree, Inc.+ ..................................           158          1,844
MB Financial, Inc. ...................................           248          8,878
Metris Cos., Inc. ....................................           655          1,539
NBC Capital Corp. ....................................           153          3,672
NCO Group, Inc.+ .....................................         4,003         58,043
New Century Financial Corp. ..........................           341         10,633
Ocwen Financial Corp.+ ...............................           815          2,461
Pennfed Financial Services, Inc. .....................            99          2,628
Portfolio Recovery Associates, Inc.+ .................        10,200        232,152
PRG Shultz International, Inc.+ ......................         4,780         34,464
Saxon Capital, Inc.+ .................................           611          8,132
SLM Corp. ............................................         1,900        210,748
SoundView Technology Group, Inc.+ ....................         1,621          2,075
SWS Group, Inc. ......................................           294          4,139
Universal American Financial Corp.+ ..................           511          2,918
Westcorp .............................................           257          4,772
WFS Financial, Inc.+ .................................           155          2,998
World Acceptance Corp.+ ..............................           233          2,097

INSURANCE -- 0.7%
Alfa Corp. ...........................................           759          8,813
American Physicians Capital, Inc.+ ...................           189          4,007
Argonaut Group, Inc. .................................           474          4,053
Baldwin & Lyons, Inc., Class B .......................           162          3,216
Ceres Group, Inc.+ ...................................           409            675
Citizens, Inc.+ ......................................           497          3,007
CNA Surety Corp. .....................................           335          2,680
Commerce Group, Inc. .................................           536         18,331
Crawford & Co., Class B ..............................           579          2,403
Delphi Financial Group, Inc., Class A ................           286         11,205
EMC Insurance Group, Inc. ............................            49            926
FBL Financial Group, Inc., Class A ...................           250          4,937
Financial Industries Corp. ...........................           175          2,527
FPIC Insurance Group, Inc.+ ..........................           195          1,449
Great American Financial Resources, Inc. .............           164          2,486
Harleysville Group, Inc. .............................           643         16,043
Hilb, Rogal & Hamilton Co. ...........................           731         22,836
Horace Mann Educators Corp. ..........................           777         10,194
Independence Holding Co. .............................            69          1,327
Insurance Auto Auctions, Inc.+ .......................           219          2,409

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Kansas City Life Insurance Co. .......................            77   $      3,291
LandAmerica Financial Group, Inc. ....................           401         15,940
Midland Co. ..........................................           172          3,079
National Western Life Insurance Co., Class A+ ........            47          4,400
Navigators Group, Inc.+ ..............................            85          2,186
NYMAGIC, Inc. ........................................            30            580
Odyssey Re Holdings Corp. ............................           362          6,534
Ohio Casualty Corp.+ .................................         1,110         14,341
Philadelphia Cons. Holding Corp.+ ....................           364         13,104
PICO Holdings, Inc.+ .................................           147          1,829
PMA Capital Corp., Class A ...........................           575          3,893
Presidential Life Corp. ..............................           454          2,856
ProAssurance Corp.+ ..................................           510         11,995
RLI Corp. ............................................           344          9,243
Selective Insurance Group, Inc. ......................           564         13,840
State Auto Financial Corp. ...........................           277          4,690
Stewart Information Services Corp.+ ..................           366          8,495
Triad Guaranty, Inc.+ ................................           176          6,047
UICI+ ................................................           842          8,092
United Fire & Casualty Co. ...........................           162          4,828
Vesta Insurance Group, Inc. ..........................           751          1,682
Zenith National Insurance Corp. ......................           183          3,925
                                                                       ------------
                                                                          3,395,824
                                                                       ------------

HEALTHCARE -- 18.3%
DRUGS -- 9.4%
Abgenix, Inc.+ .......................................         1,704         14,825
Adolor Corp.+ ........................................           677          6,709
Aksys, Ltd.+ .........................................           556          3,892
Alexion Pharmaceuticals, Inc.+ .......................           392          4,767
Alkermes, Inc.+ ......................................         1,188         10,775
Alpharma, Inc., Class A ..............................         4,641         83,213
American Pharmaceutical Partners, Inc.+ ..............           180          3,447
Amgen, Inc.+ .........................................         3,300        189,915
Amylin Pharmaceuticals, Inc.+ ........................         1,336         21,643
Antigenics, Inc.+ ....................................           481          3,987
Aphton Corp.+ ........................................           471          1,178
Applera Corp. -- Celera Genomics Group+ ..............         1,495         12,887
Arena Pharmaceuticals, Inc.+ .........................           420          2,764
ARIAD Pharmaceuticals, Inc.+ .........................           680            870
Arqule, Inc.+ ........................................           467          1,125
Array Biopharma, Inc.+ ...............................           414          1,768
Atrix Laboratories, Inc.+ ............................           450          6,322
AVANIR Pharmaceuticals, Class A+ .....................         1,270          1,346
Avigen, Inc.+ ........................................           443          1,298
Barr Laboratories, Inc.+ .............................         2,400        136,800

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Bio-Technology General Corp.+ ........................         1,270   $      3,416
BioMarin Pharmaceutical, Inc.+ .......................         6,293         71,426
Biopure Corp.+ .......................................           401          1,339
Bradley Pharmaceuticals, Inc.+ .......................         2,784         37,528
CIMA Labs, Inc.+ .....................................           308          6,684
Columbia Laboratories, Inc.+ .........................           570          2,223
Connetics Corp.+ .....................................           664         11,122
Corixa Corp.+ ........................................        13,203         90,309
Cubist Pharmaceuticals, Inc.+ ........................           589          4,718
CuraGen Corp.+ .......................................           931          3,817
CV Therapeutics, Inc.+ ...............................           592         10,674
D & K Healthcare Resources, Inc. .....................         3,180         32,754
Deltagen, Inc.+ ......................................           173             47
Digene Corp.+ ........................................           257          4,251
Diversa Corp.+ .......................................           527          4,933
Dov Pharmaceutical, Inc.+ ............................         3,700         22,644
Durect Corp.+ ........................................           539            755
Endo Pharmaceuticals Holdings, Inc.+ .................         9,163        123,609
Enzo Biochem, Inc.+ ..................................           505          6,600
Enzon, Inc.+ .........................................           934         10,601
Eon Labs, Inc.+ ......................................           217          5,794
Esperion Therapeutics, Inc.+ .........................           635          6,318
Exact Sciences Corp.+ ................................           250          2,578
Exelixis, Inc.+ ......................................           979          6,520
First Horizon Pharmaceutical Corp.+ ..................           489          1,237
Genencor International, Inc.+ ........................           213          2,162
Genta, Inc.+ .........................................           934          6,666
Geron Corp.+ .........................................           540          2,857
Guilford Pharmaceuticals, Inc.+ ......................           528          1,954
Harvard Bioscience, Inc.+ ............................           428          1,605
HealthExtras, Inc.+ ..................................           331          1,274
IDEC Pharmaceuticals Corp.+ ..........................         4,350        149,723
ILEX Oncology, Inc.+ .................................         4,603         42,624
Illumina, Inc.+ ......................................           519          1,173
ImClone Systems, Inc.+ ...............................         1,116         18,503
ImmunoGen, Inc.+ .....................................           955          2,235
Immunomedics, Inc.+ ..................................           891          2,370
Impax Laboratories, Inc.+ ............................           569          2,555
Incyte Genomics, Inc.+ ...............................         1,465          4,380
Indevus Pharmaceuticals, Inc.+ .......................           826          1,982
Integra LifeSciences Holdings, Corp.+ ................         2,399         55,177
Interpore International, Inc.+ .......................           373          2,984
Isis Pharmaceuticals, Inc.+ ..........................         1,012          3,623
Kos Pharmaceuticals, Inc.+ ...........................           114          1,992
Kosan Biosciences, Inc.+ .............................           371          1,655
KV Pharmaceutical Co., Class A+ ......................         5,392         97,595
La Jolla Pharmaceutical Co.+ .........................           921          1,556

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Lannett Co., Inc.+ ...................................           117   $      1,293
Ligand Pharmaceuticals, Inc., Class B+ ...............         7,526         48,844
Martek Biosciences Corp.+ ............................           930         26,524
Maxygen, Inc.+ .......................................           622          4,528
Medarex, Inc.+ .......................................         1,515          4,893
Medicines Co.+ .......................................         2,215         41,288
Medicis Pharmaceutical Corp., Class A+ ...............         4,900        272,391
MGI Pharma, Inc.+ ....................................           547          6,898
Mylan Laboratories, Inc. .............................         4,000        115,000
Napro Biotherapeutics, Inc.+ .........................           557            362
Nektar Therapeutics+ .................................         1,202          7,597
Neopharm, Inc.+ ......................................           248          2,854
Neose Technologies, Inc.+ ............................           240          1,711
Neurocrine Biosciences, Inc.+@ .......................         3,262        136,286
Neurogen Corp.+ ......................................           282          1,026
Noven Pharmaceuticals, Inc.+ .........................         8,757        123,649
NPS Pharmaceuticals, Inc.+ ...........................           644          9,956
Onyx Pharmaceuticals, Inc.+ ..........................           300          2,499
OSI Pharmaceuticals, Inc.+ ...........................           794         12,704
Pain Therapeutics, Inc.+ .............................           346            592
Parexel International Corp.+ .........................         6,318         86,683
Penwest Pharmaceuticals Co.+ .........................           301          4,816
Peregrine Pharmaceuticals, Inc.+ .....................         2,239          1,120
Perrigo Co. ..........................................         1,339         15,907
Pharmaceutical Product Development, Inc.+ ............         8,800        236,289
Pharmaceutical Resources, Inc.+ ......................           389         16,525
Pharmacopeia, Inc.+ ..................................           513          4,499
Pozen, Inc.+ .........................................           495          1,881
Praecis Pharmaceuticals, Inc.+ .......................         1,129          4,369
Priority Healthcare Corp., Class B+ ..................         5,126        136,608
Progenics Pharmaceuticals, Inc.+ .....................           176            778
Protein Design Labs, Inc.+ ...........................         1,938         14,341
Regeneron Pharmaceuticals, Inc.+ .....................           733          5,512
Rigel Pharmaceuticals, Inc.+ .........................           572            423
Salix Pharmaceuticals, Ltd.+ .........................           385          2,606
SangStat Medical Corp.+ ..............................         6,575         64,501
Scios, Inc.+@ ........................................         1,004         44,236
Sepracor, Inc.+ ......................................         1,506         20,391
SICOR, Inc.+ .........................................        13,000        217,100
SuperGen, Inc.+ ......................................           638          1,780
Tanox, Inc.+ .........................................           525          6,799
TEVA Pharmaceutical Industries, Ltd. ADR .............         6,500        270,725
Theragenics Corp.+ ...................................           646          2,235
Trimeris, Inc.+ ......................................           328         13,507
Tularik, Inc.+ .......................................           905          4,570
United Therapeutics Corp.+ ...........................           339          5,844
Vicuron Phamaceuticals, Inc.+ ........................           469          5,079

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
VIVUS, Inc.+ .........................................           712   $      2,471
Zymogenetics, Inc.+ ..................................           220          2,024

HEALTH SERVICES -- 3.8%
AdvancePCS+ ..........................................         1,900         53,846
Alliance Imaging, Inc.+ ..............................           255            801
Allscripts Heathcare Solutions, Inc.+ ................           507          1,394
American Healthways, Inc.+ ...........................           235          4,465
American Medical Security Group, Inc.+ ...............           130          1,721
AMERIGROUP Corp.+ ....................................         2,212         64,723
Amsurg Corp.+ ........................................           450         11,340
Angelica Corp. .......................................           192          3,274
Apria Healthcare Group, Inc.+ ........................           888         20,744
Beverly Enterprises, Inc.+ ...........................         2,132          4,307
Bio-Reference Laboratories, Inc.+ ....................           150            629
BioReliance Corp.+ ...................................            72          1,391
BriteSmile, Inc.+ ....................................            17            195
Bruker AXS, Inc.+ ....................................           200            268
Centene Corp+ ........................................         3,305         96,539
Cholestech Corp.+ ....................................           257          2,092
Cobalt Corp.+ ........................................           208          3,006
Corvel Corp.+ ........................................           149          4,854
Covance, Inc.+@ ......................................         1,360         31,443
Coventry Health Care, Inc.+ ..........................         3,300        108,570
Curative Health Services, Inc.+ ......................           226          3,860
Dendrite International, Inc.+ ........................           671          5,704
Diagnostic Products Corp. ............................         3,500        130,725
Dynacq International, Inc.+ ..........................           113          1,530
Eclipsys Corp.+ ......................................           757          6,034
Genesis Health Ventures, Inc.+ .......................           609          9,050
Gentiva Health Services, Inc.+ .......................           497          4,170
Healthcare Services Group, Inc.+ .....................         7,805         92,528
IDX Systems Corp.+ ...................................           366          5,739
IMPATH, Inc.+ ........................................           341          4,604
Kindred Healthcare, Inc.+ ............................           248          2,805
LifePoint Hospitals, Inc.+ ...........................         2,900         72,819
Matria Healthcare, Inc.+ .............................           150          1,463
MedCath Corp.+ .......................................           144            743
Medical Staffing Network Holdings, Inc.+ .............           174          1,844
MedQuist, Inc.+ ......................................           222          3,785
MIM Corp.+ ...........................................           502          3,725
Nabi Biopharmaceutic+ ................................           843          5,058
National Healthcare Corp.+ ...........................           187          3,450
NDCHealth Corp. ......................................         4,498         75,431
Odyssey Healthcare, Inc.+ ............................           390          9,270
Omnicell, Inc.+ ......................................           316          1,046
Option Care, Inc.+ ...................................           278          2,357

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
PacifiCare Health Systems, Inc.+ .....................           763   $     18,419
PDI, Inc.+ ...........................................           182          1,347
Pediatrix Medical Group, Inc.+ .......................           479         12,042
PracticeWorks, Inc.+ .................................           340          3,492
Prime Medical Services, Inc.+ ........................           295          2,174
Province Healthcare Co.+ .............................         1,046          9,257
QuadraMed Corp.+ .....................................           591            686
Radiologix, Inc.+ ....................................           442            999
RehabCare Group, Inc.+ ...............................           346          6,176
Renal Care Group, Inc.+ ..............................         3,600        112,248
Res-Care, Inc.+ ......................................         2,935          8,570
Select Medical Corp.+ ................................           379          5,401
Sierra Health Services, Inc.+ ........................           561          7,237
SonoSite, Inc.+ ......................................         3,406         53,474
Specialty Laboratories, Inc.+ ........................           137          1,151
Sunrise Assisted Living, Inc.+ .......................           385          9,240
U.S. Oncology, Inc.+ .................................         1,501         10,657
U.S. Physical Therapy, Inc.+ .........................           217          2,413
United Surgical Partners International, Inc.+ ........           358          6,619
VCA Antech, Inc.+ ....................................           386          5,971
WebMD Corp.+ .........................................        12,100        109,142
Weight Watchers International, Inc.+ TRIANGLE  .......         2,900        133,545
Women First Healthcare, Inc.+ ........................           337            169

MEDICAL PRODUCTS -- 5.1%
aaiPharma, Inc.+ .....................................           366          3,155
ABIOMED, Inc.+ .......................................           272          1,061
Acacia Research -- CombiMatrix+ ......................           239            449
Advanced Neuromodulation Systems, Inc.+ ..............           197          8,451
ALARIS Medical, Inc.+ ................................           308          3,185
Align Technology, Inc.+ ..............................           725          4,386
Allos Therapeutics, Inc.+ ............................           503          2,012
American Medical Systems Holdings, Inc.+ .............           421          6,083
Applied Molecular Evolution, Inc.+ ...................           293            812
Arrow International, Inc. ............................           206          8,378
ArthroCare Corp.+ ....................................           480          5,986
AtheroGenics, Inc.+ ..................................           544          5,092
Bentley Pharmaceuticals, Inc.+ .......................           265          2,125
Bio-Rad Laboratories, Inc., Class A+ .................         2,665         95,274
Biosite, Inc.+ .......................................           252          9,679
Bone Care International, Inc.+ .......................           212          1,512
Boston Scientific Corp.+ .............................         5,000        203,800
Bruker Daltonics, Inc.+ ..............................           246            736
Cantel Medical Corp.+ ................................           150          1,916
Cardiac Science, Inc.+ ...............................         1,194          2,722
CardioDynamics International Corp.+ ..................           692          2,090
Cell Genesys, Inc.+ ..................................           712          5,262

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Cell Therapeutics, Inc.+ .............................         9,719   $     80,571
Cepheid, Inc.+ .......................................           570          2,388
Cerus Corp.+ .........................................           294          2,587
Ciphergen Biosystems, Inc.+ ..........................           450          2,538
Closure Medical Corp.+ ...............................           111          1,436
Conceptus, Inc.+ .....................................           369          3,321
CONMED Corp.+ ........................................           587          9,633
Cooper Cos., Inc. ....................................         4,360        130,364
CryoLife, Inc.+ ......................................           353          2,418
Cyberonics, Inc.+ ....................................           477         10,203
Datascope Corp. ......................................           261          7,068
Decode Genetics, Inc.+ ...............................           793          1,467
Discovery Partners International, Inc.+ ..............           366          1,007
DJ Orthopedics, Inc.+ ................................           164            641
Endocardial Solutions, Inc.+ .........................           300            831
Epix Medical, Inc.+ ..................................           273          2,184
Gene Logic, Inc.+ ....................................           586          2,971
Genzyme Corp. -- Genzume Biosurgery Division+ ........           820            968
Haemonetics Corp.+ ...................................           388          8,478
Hanger Orthopedic Group, Inc.+ .......................           426          4,869
HealthTronics Surgical Services, Inc.+ ...............           177          1,446
Hologic, Inc.+ .......................................           416          3,582
ICU Medical, Inc.+ ...................................           232          6,383
IDEXX Laboratories, Inc.+ ............................           696         24,339
IGEN International, Inc.+ ............................           347         12,280
Immucor Corp.+ .......................................           233          5,103
INAMED Corp.+ ........................................           271          9,694
InterMune, Inc.+ .....................................           544         11,669
Intuitive Surgical, Inc.+ ............................           653          4,218
Invacare Corp. .......................................           574         18,075
Inverness Medical Innovations, Inc.+ .................           200          4,002
Kensey Nash Corp.+ ...................................           162          3,318
Kyphon, Inc.+ ........................................         8,227         72,241
LabOne, Inc.+ ........................................           112          2,156
Lexicon Genetics, Inc.+ ..............................           734          2,929
Lifecore Biomedical, Inc.+ ...........................           220            796
Lifeline Systems, Inc.+ ..............................            84          1,715
Luminex Corp.+ .......................................           415          1,938
Med-Design Corp.+ ....................................           189            593
MedImmune, Inc.+ .....................................         6,600        216,678
Medis Technologies, Ltd.+ ............................           234          1,198
Medsource Technologies, Inc.+ ........................           185            335
Mentor Corp. .........................................           850         14,544
Merit Medical Systems, Inc.+ .........................           252          4,801
Molecular Devices Corp.+ .............................         5,432         65,727
Myriad Genetics, Inc.+ ...............................           521          5,257
Nastech Pharmaceutical, Inc.+ ........................           176          1,496

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Novoste Corp.+ .......................................         9,700   $     87,979
Ocular Sciences, Inc.+ ...............................           367          5,101
OraSure Technologies, Inc.+ ..........................           571          3,335
Orthofix International NV+ ...........................         3,500         95,200
Orthologic Corp.+ ....................................           692          2,346
PolyMedica Corp. .....................................           205          6,242
Possis Medical, Inc.+ ................................           370          5,979
PSS World Medical, Inc.+ .............................         1,549         10,099
QLT, Inc.+ ...........................................         4,000         40,680
QMed, Inc.+ ..........................................           172          1,180
Quidel Corp.+ ........................................           560          1,854
ResMed, Inc.+ ........................................           660         21,107
Respironics, Inc.+ ...................................           723         24,850
Rita Medical Systems, Inc.+ ..........................           220            935
Sangamo Biosciences, Inc.+ ...........................           369          1,059
Seattle Genetics, Inc.+ ..............................         2,088          4,969
Sequenom, Inc.+ ......................................           859          1,580
Serologicals Corp.+ ..................................           474          4,029
Sola International, Inc.+ ............................           478          5,908
Sonic Innovations, Inc.+ .............................           238            571
Stryker Corp. ........................................         2,760        189,474
SurModics, Inc.+ .....................................           291          8,995
Sybron Dental Specialties, Inc.+ .....................           829         14,466
Techne Corp.+@ .......................................           905         18,706
Telik, Inc.+ .........................................           693          9,314
Texas Biotechnology Corp.+ ...........................           951          1,179
Therasense, Inc.+ ....................................           486          3,246
Thoratec Corp.+ ......................................         1,074         13,629
Transkaryotic Therapies, Inc.+ .......................           555          3,286
TriPath Imaging, Inc.+ ...............................           483          2,053
Urologix, Inc.+ ......................................           302            652
Ventana Medical Systems, Inc.+ .......................           276          5,545
Viasys Healthcare, Inc.+ .............................           568          7,952
Vical, Inc.+ .........................................           410          1,037
Virbac Corp.+ ........................................           193          1,007
VISX, Inc.+ ..........................................         1,051         11,141
Vital Signs, Inc. ....................................           134          3,558
West Pharmaceutical Services, Inc. ...................           286          5,606
Wright Medical Group, Inc.+ ..........................           339          5,939
Young Innovations, Inc.+ .............................            91          2,003
Zoll Medical Corp.+ ..................................         1,183         48,337
                                                                       ------------
                                                                          6,615,108
                                                                       ------------

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 11.4%
AEROSPACE & MILITARY TECHNOLOGY -- 0.9%
AAR Corp. ............................................           558   $      2,109
Armor Holdings, Inc.+ ................................        11,119        111,190
BE Aerospace, Inc.+ ..................................           780          1,482
Curtiss-Wright Corp. .................................           229         13,854
DRS Technologies, Inc.+ ..............................           468         11,705
Ducommun, Inc.+ ......................................           155          1,581
EDO Corp. ............................................           332          6,009
Engineered Support Systems, Inc. .....................           273         10,688
Esterline Technologies Corp.+ ........................           456          7,711
GenCorp, Inc. ........................................           674          4,213
HEICO Corp. ..........................................           307          2,732
Herley Industries, Inc.+ .............................           261          4,487
Integrated Defense Technologies, Inc.+ ...............           168          2,386
Kaman Corp., Class A .................................           491          4,802
Moog, Inc., Class A+ .................................           327         10,006
Orbital Sciences Corp.+ ..............................           986          5,098
REMEC, Inc.+ .........................................         1,228          5,894
Sequa Corp., Class A+ ................................           127          4,350
Sturm Ruger & Co., Inc. ..............................           420          3,679
Teledyne Technologies, Inc.+ .........................           658          8,330
Triumph Group, Inc.+ .................................           304          6,825
United Defense Industries, Inc.+ .....................           464         10,041
United Industrial Corp. ..............................           211          2,627
Verdian Corp.+ .......................................         4,200         83,580

BUSINESS SERVICES -- 5.8%
Aaron Rents, Inc. ....................................           307          6,257
ABM Industries, Inc. .................................           823         10,814
Actuant Corp., Class A+ ..............................           203          7,135
Administaff, Inc.+ ...................................           413          2,581
Albany Molecular Research, Inc.+ .....................         7,155        106,681
Alderwoods Group, Inc.+ ..............................           870          3,044
Alico, Inc. ..........................................            72          1,747
AMERCO+ ..............................................           219            885
APAC Customer Services, Inc.+ ........................           563          1,306
Arbitron, Inc.+ ......................................           638         20,225
Aviall, Inc.+ ........................................           402          3,111
Baker Michael Corp.+ .................................           110            948
Banta Corp. ..........................................           547         16,126
Bell Microproducts, Inc.+ ............................           376          1,921
Black Box Corp. ......................................           446         13,215
Bowne & Co., Inc. ....................................           735          7,350
Brady Corp., Class A .................................           397         11,227
Bright Horizons Family Solutions, Inc.+ ..............           223          6,248
Building Materials Holdings Corp. ....................           267          3,554
Calgon Carbon Corp. ..................................           734          3,597
Casella Waste Systems, Inc., Class A+ ................           359          2,962

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
CDI Corp.+ ...........................................           259   $      6,035
Central Parking Corp. ................................           377          3,770
Charles River Associates, Inc.+ ......................           165          2,821
Chemed Corp. .........................................           216          6,845
CLARCOR, Inc. ........................................           542         19,620
Coinstar, Inc.+ ......................................           478          8,026
Consolidated Graphics, Inc.+ .........................           244          4,102
Cornell Cos., Inc.+ ..................................           286          2,402
Corporate Executive Board Co.+ .......................         6,808        242,501
CoStar Group, Inc.+ ..................................           284          6,339
CPI Corp. ............................................           159          2,088
Cross Country, Inc.+ .................................           699          8,038
Cross Media Marketing Corp.+ .........................           186             65
CUNO, Inc.+ ..........................................           338         11,367
DiamondCluster International, Inc., Class A+ .........           443            620
Electro Rent Corp.+ ..................................           305          2,897
Embrex, Inc.+ ........................................           162          1,280
EMCOR Group, Inc.+ ...................................           323         15,585
Ennis Business Forms, Inc. ...........................           353          3,999
Exult, Inc.+ .........................................         5,635         41,305
Federal Signal Corp. .................................         1,043         14,811
First Consulting Group, Inc.+ ........................         6,192         40,248
Forrester Research, Inc.+ ............................           309          4,360
Freemarkets, Inc.+ ...................................           856          4,682
FTI Consulting, Inc.+ ................................         4,378        202,351
Fuel-Tech NV+ ........................................         2,200          7,282
Gaiam, Inc.+ .........................................           115            618
Gartner, Inc., Class A+ ..............................         1,800         12,510
Granite Construction, Inc. ...........................           695         10,911
Grey Global Group, Inc. ..............................            14          8,638
Hall, Kinion & Associates, Inc.+ .....................           222            329
Handleman Co.+ .......................................           542          7,967
Heidrick & Struggles International, Inc.+ ............           391          4,536
Hooper Holmes, Inc. ..................................        21,766        108,830
Hughes Supply, Inc. ..................................           522         12,157
ICT Group, Inc.+ .....................................            65            628
IMCO Recycling, Inc.+ ................................           240          1,524
Input/Output, Inc.+ ..................................           972          3,499
Insituform Technologies, Inc., Class A+ ..............           497          6,685
Integrated Electrical Services, Inc.+ ................           710          3,032
Ionics, Inc.+ ........................................         1,079         17,857
John H. Harland Co. ..................................           634         15,412
Keith Cos, Inc.+ .....................................         1,900         17,841
Kelly Services, Inc., Class A ........................           366          7,876
Kendle International, Inc.+ ..........................           232            782
Kforce, Inc.+ ........................................           418          1,129
Korn/Ferry International+ ............................           825          5,404

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Kroll, Inc.+ .........................................           573   $     12,268
Labor Ready, Inc.+ ...................................         2,741         15,624
Landauer, Inc. .......................................           181          6,643
Lydall, Inc.+ ........................................           319          2,807
Mail-Well, Inc.+ .....................................           618          1,255
Maximus, Inc.+ .......................................           341          7,236
McGrath Rentcorp .....................................           203          4,588
MemberWorks, Inc.+ ...................................           185          3,865
Mestek, Inc.+ ........................................            64          1,171
Mine Safety Appliances Co. ...........................           168          5,981
Mobile Mini, Inc.+ ...................................           271          4,331
MPS Group, Inc.+ .....................................         2,045         10,675
Navigant Consulting Co.+ .............................           931          4,934
New England Business Service, Inc. ...................           253          6,477
On Assignment, Inc.+ .................................           464          1,963
Overstock.com, Inc.+ .................................            60            585
Owens & Minor, Inc. ..................................           747         13,110
Paxar Corp.+ .........................................           689          7,889
Paychex, Inc. ........................................         2,600         71,422
Pegasus Solutions, Inc.+ .............................         4,942         55,350
Pre-Paid Legal Services, Inc.+ .......................           282          4,873
Princeton Review, Inc.+ ..............................           348          1,434
Protection One, Inc.+ ................................           259            412
Proxymed, Inc.+ ......................................            96            720
Quanta Services, Inc.+ ...............................           694          2,221
R.H. Donnelley Corp.+ ................................           597         17,719
Remedytemp, Inc.+ ....................................           115          1,383
Republic Services, Inc., Class A+ ....................         5,700        113,088
Resources Connection, Inc.+ ..........................           411          8,746
Right Management Consultants, Inc.+ ..................           361          4,689
Rollins, Inc. ........................................           460         10,594
ScanSource, Inc.+ ....................................           204          3,825
SCP Pool Corp.+ ......................................           390         11,587
Seminis Inc., Class A+ ...............................           301            870
Service Corp. International+ .........................         6,404         17,803
SITEL Corp.+ .........................................         1,231          1,293
Sotheby's Holdings, Inc., Class A+ ...................           975          8,950
SOURCORP, Inc.+ ......................................           331          4,637
Spherion Corp.+ ......................................         1,278          5,074
StarTek, Inc.+ .......................................           228          5,210
Stericycle, Inc.+ ....................................         4,236        159,231
Stewart Enterprises, Inc., Class A+ ..................         2,098          5,665
TeleTech Holdings, Inc.+ .............................         5,150         27,964
Tetra Tech, Inc.+ ....................................         1,093         15,455
TRC Cos., Inc.+ ......................................           193          2,532
U.S. Industries, Inc.+ ...............................         1,443          5,714
United Stationers, Inc.+ .............................           652         13,920

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Universal Display Corp.+ .............................           405   $      3,313
UNOVA, Inc.+ .........................................           900          4,833
URS Corp.+ ...........................................           500          5,765
ValueVision Media , Inc., Class A+ ...................           414          4,169
Volt Information Sciences, Inc.+ .....................           178          1,826
Wackenhut Corrections Corp.+ .........................           193          1,891
Waste Connections, Inc.+ .............................         7,002        241,569
Watsco, Inc. .........................................           369          5,048
Watson Wyatt & Co. Holdings+ .........................           442          8,884
WESCO International, Inc.+ ...........................           307          1,074

ELECTRICAL EQUIPMENT -- 1.2%
A.O. Smith Corp. .....................................         5,560        149,008
Active Power, Inc.+ ..................................           735            816
Acuity Brands, Inc. ..................................           900         12,105
Advanced Energy Industries, Inc.+ ....................           359          3,084
AMETEK, Inc. .........................................           715         23,602
Artesyn Technologies, Inc.+ ..........................           642          1,990
Asyst Technologies, Inc.+ ............................           831          4,504
Axcelis Technologies, Inc.+ ..........................         2,130         10,075
AXT, Inc.+ ...........................................           402            269
Baldor Electric Co. ..................................           660         14,124
Belden, Inc. .........................................           497          5,343
Butler Manufacturing Co. .............................           117          1,919
C&D Technologies, Inc. ...............................           566          6,781
Cabot Microelectronics Corp.+ ........................         2,897        121,297
Capstone Turbine Corp.+ ..............................         1,690          1,217
ElkCorp ..............................................           418          7,942
Franklin Electric Co., Inc. ..........................           145          6,812
General Cable Corp. ..................................           717          2,653
LeCroy Corp.+ ........................................           184          1,792
Littelfuse, Inc.+ ....................................           422          7,549
Otter Tail Corp. .....................................           542         14,038
Power-One, Inc.+ .....................................         1,175          5,170
Roper Industries, Inc. ...............................           633         18,262
Vicor Corp.+ .........................................           428          2,440

MACHINERY -- 1.4%
Alamo Group, Inc. ....................................           140          1,632
Albany International Corp., Class A ..................           518         11,867
Applied Industrial Technologies, Inc. ................           414          6,918
Astec Industries, Inc.+ ..............................           330          1,917
Briggs & Stratton Corp. ..............................           475         18,449
Cascade Corp. ........................................           207          2,981
Cognex Corp.+ ........................................           737         15,602
Columbus McKinnon Corp.+ .............................           268            432
Flow International Corp.+ ............................           287            574
Gardner Denver, Inc.+ ................................           344          6,330

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
Global Power Equipment Group, Inc.+ ..................           489   $      2,494
Gorman-Rupp Co. ......................................           165          3,251
IDEX Corp. ...........................................           603         17,487
JLG Industries, Inc. .................................           917          4,328
Joy Global, Inc.+ ....................................         1,008         10,917
Kadant, Inc.+ ........................................           298          4,884
Kennametal, Inc. .....................................           746         20,985
Kulicke & Sofa Industries, Inc.+ .....................         1,077          5,116
L.S. Starrett Co., Class A ...........................           147          2,058
Ladish Co., Inc.+ ....................................           202            899
Lawson Products, Inc. ................................           103          2,685
Lincoln Electric Holdings, Inc. ......................           689         12,443
Lindsay Manufacturing Co. ............................           220          4,730
Lone Star Technologies, Inc.+ ........................           620         13,094
MagneTek, Inc.+ ......................................           433          1,039
Manitowoc Co., Inc. ..................................           577          9,699
Matthews International Corp., Class A ................         7,596        175,923
Milacron, Inc. .......................................           370          1,536
NACCO Industries, Inc., Class A ......................           113          5,198
Nordson Corp. ........................................           489         11,780
Photon Dynamics, Inc.+ ...............................           348          5,693
Presstek, Inc.+ ......................................           664          2,981
Regal-Beloit Corp. ...................................           506          7,747
Robbins & Myers, Inc. ................................           216          2,907
Sauer-Danfoss, Inc. ..................................           215          1,707
SPS Technologies, Inc.+ ..............................           269          6,564
Standex International Corp. ..........................           238          4,534
Stewart & Stevenson Services, Inc. ...................           619          6,747
Surebeam Corp., Class A+ .............................         1,380          4,844
Tecumseh Products Co., Class A .......................           328         13,442
Tennant Co. ..........................................           199          6,269
Terex Corp.+ .........................................           926         11,445
Thomas Industries, Inc. ..............................           311          7,713
Toro Co. .............................................           270         18,914
Wabtec Corp. .........................................           751          8,719

MULTI-INDUSTRY -- 0.1%
ESCO Technologies, Inc.+ .............................           261          8,561
Griffon Corp.+ .......................................           577          7,443
Plexus Corp.+ ........................................           912          8,345
Quixote Corp. ........................................           148          2,338
Tredegar Corp. .......................................           565          6,752
Trinity Industries, Inc. .............................           783         13,483

TRANSPORTATION -- 2.0%
Airborne, Inc. .......................................         1,057         20,728
Alexander & Baldwin, Inc. ............................           889         22,101
Arkansas Best Corp. ..................................           471         11,973

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION (CONTINUED)
Atlas Air Worldwide Holdings, Inc.+ ..................           356   $        285
Covenant Transport, Inc., Class A+ ...................           124          2,107
EGL, Inc.+ ...........................................         5,756         85,534
Florida East Coast Industries, Inc., Class A .........           499         12,201
Forward Air Corp.+ ...................................           251          5,462
Genesee & Wyoming, Inc., Class A+ ....................           254          3,937
Gulfmark Offshore, Inc.+ .............................           292          3,927
Heartland Express, Inc.+ .............................         6,901        132,361
Interpool, Inc. ......................................           118          1,587
J.B. Hunt Transport Services, Inc.+ ..................         4,984        134,169
Kansas City Southern+ ................................         1,305         14,655
Kirby Corp.+ .........................................           402          9,889
Knight Transportation, Inc.+ .........................           523         10,298
Landstar System, Inc.+ ...............................           328         18,860
Offshore Logistics, Inc.+ ............................           403          7,274
Oshkosh Truck Corp. ..................................           325         20,247
Overseas Shipholding Group, Inc. .....................           593          9,903
P.A.M. Transportation Services, Inc.+ ................            65          1,422
Petroleum Helicopters, Inc.+ .........................            53          1,402
RailAmerica, Inc.+ ...................................           620          3,782
Roadway Corp. ........................................         2,758         92,448
SCS Transportation, Inc.+ ............................           320          3,386
U.S. Xpress Enterprises, Inc., Class A+ ..............           117            884
USFreightways Corp. ..................................           586         14,832
Werner Enterprises, Inc. .............................         3,641         70,126
Yellow Corp.+ ........................................           630         15,202
                                                                       ------------
                                                                          4,128,242
                                                                       ------------

INFORMATION & ENTERTAINMENT -- 6.2%
BROADCASTING & MEDIA -- 2.8%
4Kids Entertainment, Inc.+ ...........................           210          2,478
Acacia Research -- Acacia Technologies+ ..............           433            524
Acme Communications, Inc.+ ...........................           204          1,316
Acxiom Corp.+ ........................................         3,100         52,173
ADVO, Inc.+ ..........................................           407         13,431
aQuantive, Inc.+ .....................................         5,660         25,187
Audiovox Corp., Class A+ .............................           363          2,690
Beasley Broadcast Group, Inc., Class A+ ..............           123          1,194
Clear Channel Communications, Inc.+ ..................         3,900        132,288
Courier Corp. ........................................            77          3,793
Crown Media Holdings, Inc., Class A+ .................           547          1,504
Fisher Communications, Inc. ..........................           104          4,644
Fox Entertainment Group, Inc., Class A+ ..............         6,400        170,688
Gray Television, Inc., Class A .......................           197          2,088
Insight Communications Co.+ ..........................           899         10,743
Liberty Corp. ........................................           365         15,914

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184

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Lin TV Corp., Class A+ ...............................         4,300   $     88,193
LodgeNet Entertainment Corp.+ ........................           242          2,057
Macrovision Corp.+ ...................................         4,680         56,113
Martha Stewart Living Omnimedia, Inc., Class A+ ......         5,720         46,961
Mediacom Communications Corp.+ .......................         1,168         10,278
Nelson Thomas, Inc.+ .................................           178          1,515
New York Times Co., Class A ..........................         3,100        133,765
Paxson Communications Corp.+ .........................           667          1,454
Penton Media, Inc.+ ..................................           323            178
Playboy Enterprises, Inc., Class B+ ..................           303          2,576
Primedia, Inc.+ ......................................         3,008          7,370
Private Media Group, Inc.+ ...........................           313            369
Pulitzer, Inc. .......................................           198          8,627
Radio One, Inc., Class D+ ............................         4,200         55,608
Regent Communications, Inc.+ .........................           581          2,760
Saga Communications, Inc., Class A+ ..................           324          5,605
Salem Communications Corp., Class A+ .................           194          3,162
Sinclair Broadcast Group, Inc., Class A+ .............           667          5,243
Sirius Satellite Radio, Inc.+ ........................         1,502          1,096
Spanish Broadcasting System, Inc., Class A+ ..........           790          4,851
Value Line, Inc. .....................................            23          1,061
Westwood One, Inc.+ ..................................         3,500        109,340
World Wrestling Federation Entertainment, Inc.+ ......           220          1,685
XM Satellite Radio Holdings, Inc., Class A+ ..........         1,181          6,956
Young Broadcasting, Inc., Class A+ ...................           302          3,694

ENTERTAINMENT PRODUCTS -- 0.4%
Acclaim Entertainment, Inc.+ .........................         1,515            591
AMC Entertainment, Inc.+ .............................           643          5,575
Applied Films Corp.+ .................................           242          3,908
Ascent Media Group, Inc.+ ............................           132            153
Championship Auto Racing Teams, Inc.+ ................           240            878
Hollinger International, Inc. ........................         1,201          9,488
Information Holdings, Inc.+ ..........................         3,625         58,362
JAKKS Pacific, Inc.+ .................................           535          5,543
Johnson Outdoors, Inc., Class A+ .....................            77            685
Journal Register Co.+ ................................           593          9,049
Marvel Enterprises, Inc.+ ............................           368          5,086
Midway Games, Inc.+ ..................................           639          2,115
Multimedia Games, Inc.+ ..............................         2,225         42,787
ParkerVision, Inc.+ ..................................           189          1,066
Steinway Musical Instruments, Inc.+ ..................            87          1,285
Universal Electronics, Inc.+ .........................           301          2,905

LEISURE & TOURISM -- 3.0%
AFC Enterprises, Inc.+ ...............................           290          3,903
AirTran Holdings, Inc.+ ..............................         1,376          9,260
Alaska Air Group, Inc.+ ..............................           527          8,253

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Alliance Gaming Corp.+ ...............................           920   $     13,800
Ambassadors Group, Inc.+ .............................           117          1,415
Ameristar Casinos, Inc.+ .............................           228          2,444
Applebee's International, Inc. .......................         2,300         64,492
Arctic Cat, Inc. .....................................           326          5,089
Arden Group, Inc., Class A+ ..........................            22          1,165
Argosy Gaming Co.+ ...................................           544         10,869
ATA Holdings Corp.+ ..................................            70            262
Atlantic Coast Airlines Holdings, Inc.+ ..............           885          5,496
Aztar Corp.+ .........................................           750         10,072
Bally Total Fitness Holding Corp.+ ...................           670          3,397
Benihana, Inc., Class A+ .............................            98          1,009
Bob Evans Farms, Inc. ................................           766         18,453
Boca Resorts, Inc., Class A+ .........................           620          6,826
Boyd Gaming Corp.+ ...................................           673          8,581
Buca, Inc.+ ..........................................           330          1,815
California Pizza Kitchen, Inc.+ ......................           307          7,061
Carmike Cinemas, Inc.+ ...............................            47            905
Champps Entertainment, Inc+ ..........................         1,484         12,406
Checkers Drive-In Restaurants, Inc.+ .................           176          1,000
Chicago Pizza & Brewery, Inc.+ .......................           232          1,629
Choice Hotels International, Inc.+ ...................           450         10,971
Churchill Downs, Inc. ................................           127          4,318
CKE Restaurants, Inc.+ ...............................         1,110          4,884
Dave & Buster's, Inc.+ ...............................           241          2,181
Dover Downs Gaming & Entertainment, Inc. .............           220          2,176
Dover Motorsports, Inc. ..............................           338          1,075
Escalade, Inc.+ ......................................            76          1,039
ExpressJet Holdings, Inc.+ ...........................           652          5,346
Frontier Airlines, Inc.+ .............................           641          3,186
Gaylord Entertainment Co.+ ...........................           483          8,670
IHOP Corp.+ ..........................................           426          9,602
Isle of Capri Casinos, Inc.+ .........................           314          3,664
Jack in the Box, Inc.+ ...............................         5,256         95,186
JetBlue Airways Corp.+ ...............................         3,400         94,214
K2, Inc.+ ............................................           388          2,995
La Quinta Corp.+ .....................................         2,994          9,132
Landry's Seafood Restaurants, Inc. ...................           481          8,081
Lone Star Steakhouse & Saloon, Inc. ..................           372          7,883
Luby's, Inc.+ ........................................           492            649
Magna Entertainment Corp., Class A+ ..................           961          4,142
Marcus Corp. .........................................           425          5,780
Marine Products Corp. ................................           149          1,386
Marinemax, Inc.+ .....................................           164          1,479
Mesa Air Group, Inc.+ ................................           669          3,325
Mesaba Holdings, Inc.+ ...............................           212          1,194
Midwest Express Holdings, Inc.+ ......................           286            369

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Monaco Coach Corp.+ ..................................           523   $      5,418
Monarch Casino & Resort, Inc.+ .......................            68            619
MTR Gaming Group, Inc.+ ..............................           462          3,063
Navigant International, Inc.+ ........................           266          2,806
O' Charley's, Inc.+ ..................................           343          6,575
P.F. Chang's China Bistro, Inc.+ .....................           350         12,950
Panera Bread Co., Class A+ ...........................           502         15,306
Papa John's International, Inc.+ .....................           275          6,883
Penn National Gaming, Inc.+ ..........................           658         11,679
Pinnacle Entertainment, Inc.+ ........................           526          2,567
Prime Hospitality Corp.+ .............................           979          5,052
Rare Hospitality International, Inc.+ ................           428         11,916
Red Robin Gourmet Burgers, Inc.+ .....................         3,400         45,186
Ruby Tuesday, Inc. ...................................         6,000        122,400
Ryan's Family Steak Houses, Inc.+ ....................           962         10,102
Scientific Games Corp., Class A+ .....................         1,000          5,400
Shuffle Master, Inc.+ ................................         4,384         88,342
SkyWest, Inc. ........................................         7,900         81,449
Sonic Corp.+ .........................................           795         20,241
Speedway Motorsports, Inc. ...........................           297          7,006
Station Casinos, Inc.+ ...............................           755         15,938
Steak n Shake Co.+ ...................................           497          4,543
Steiner Leisure, Ltd.+ ...............................         4,200         47,460
Thor Industries, Inc. ................................         1,732         43,352
Triarc Cos., Inc.+ ...................................           289          8,049
UAL Corp.+ ...........................................         1,444          1,213
Vail Resorts, Inc.+ ..................................           187          2,085
Winnebago Industries, Inc. ...........................           263          7,154
WMS Industries, Inc.+ ................................           481          6,133
Wyndham International, Inc., Class A+ ................         3,262            685
Zomax, Inc.+ .........................................           638          1,850
                                                                       ------------
                                                                          2,246,599
                                                                       ------------

INFORMATION TECHNOLOGY -- 21.5%
COMMUNICATION EQUIPMENT -- 1.1%
Aether Systems, Inc.+ ................................           790          2,489
American Tower Corp., Class A+ .......................         3,519         19,425
ANADIGICS, Inc.+ .....................................           664          1,408
Dycom Industries, Inc.+ ..............................         1,046         10,805
Marvell Technology Group, Ltd.+ ......................         8,100        171,639
Netro Corp.+ .........................................           531          1,428
Packeteer, Inc.+ .....................................           493          4,831
Paradyne Networks, Inc.+ .............................           597            776
QUALCOMM, Inc. .......................................         5,400        194,724
Stratos Lightwave, Inc.+ .............................           156            487

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES -- 2.8%
Affiliated Computer Services, Inc., Class A+ .........         5,400   $    239,004
American Management Systems, Inc.+ ...................           854         10,316
Answerthink, Inc.+ ...................................         1,026          2,257
Anteon International Corp.+ ..........................           326          7,319
Aspen Technology, Inc.+ ..............................           827          1,985
BARRA, Inc.+ .........................................           317          9,412
CACI International, Inc., Class A+ ...................         4,918        164,065
Catapult Communications Corp.+ .......................           112            712
CCC Information Services Group, Inc.+ ................           268          4,336
CIBER, Inc.+ .........................................         1,211          5,764
Cognizant Technology Solutions Corp.+ ................         3,082        207,573
CompuCom Systems, Inc.+ ..............................           500          1,750
Computer Horizons Corp.+ .............................           680          2,094
Concurrent Computer Corp.+ ...........................         1,352          2,988
Covansys Corp.+ ......................................           424          1,005
Digital Insight Corp.+ ...............................           614          8,565
Digital River, Inc.+ .................................           584          7,995
Digitas, Inc.+ .......................................           207            669
DoubleClick, Inc.+ ...................................         2,586         20,093
Dynamics Research Corp.+ .............................           151          1,972
eFunds Corp.+ ........................................         1,020          7,008
FactSet Research Systems, Inc. .......................           458         14,862
Fidelity National Infomation Solutions, Inc.+ ........           313          5,556
FileNET Corp.+ .......................................           721          7,563
iGate Corp.+ .........................................           434          1,233
Information Resources, Inc.+ .........................           597            764
Inforte Corp.+ .......................................           125            739
infoUSA, Inc.+ .......................................           559          2,683
Keane, Inc.+ .........................................         1,206          9,865
Manhattan Associates, Inc.+ ..........................         3,318         58,165
Mantech International Corp.+ .........................         3,982         59,009
Manugistics Group, Inc.+ .............................         1,289          2,939
MAPICS, Inc.+ ........................................           312          2,059
Maxtor Corp.+ ........................................         4,342         24,446
MCSi, Inc.+ ..........................................           483            164
Mentor Graphics Corp.+ ...............................         1,427         12,757
Neoforma, Inc.+ ......................................           167          2,114
Netegrity, Inc.+ .....................................           585          2,170
Novadigm, Inc.+ ......................................           295            546
Pec Solutions, Inc.+ .................................           186          2,191
Per-Se Technologies, Inc.+ ...........................           652          5,183
ProBusiness Services, Inc.+ ..........................           462          6,154
ProcureNet, Inc.(1) ..................................           200              2
QRS Corp.+ ...........................................           297          1,458
Rainbow Technologies, Inc.+ ..........................           518          4,885
SI International, Inc.+ ..............................         2,100         16,695
SRA International, Inc.+ .............................         2,506         59,392

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188

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES (CONTINUED)
Sykes Enterprises, Inc.+ .............................           530   $      2,062
Synplicity, Inc.+ ....................................           211            673
Syntel, Inc.+ ........................................           118          2,262
Tier Technologies, Inc., Class B+ ....................           314          3,178
Tripos, Inc.+ ........................................           164            828
Tyler Technologies, Inc.+ ............................           698          2,464

COMPUTER SOFTWARE -- 4.2%
Activision, Inc.+ ....................................         1,800         26,010
Actuate Corp.+ .......................................           958          1,331
Altiris, Inc.+ .......................................           105          1,312
Ansys, Inc.+ .........................................           320          7,664
Ascential Software Corp.+ ............................         5,251         14,703
Avid Technology, Inc.+ ...............................           544         12,044
Borland Software Corp.+ ..............................         7,126         65,559
Business Objects SA ADR+ .............................        14,000        228,900
Caminus Corp.+ .......................................           189          1,680
Carreker Corp.+ ......................................           426            873
Cognos, Inc.+ ........................................         5,200        118,149
Computer Programs & Systems, Inc.+ ...................            63          1,544
Concord Communications, Inc.+ ........................           345          2,957
Datastream Systems, Inc.+ ............................         5,238         35,723
Documentum, Inc.+ ....................................         5,862         76,909
Embarcadero Technologies, Inc.+ ......................           179          1,131
EPIQ Systems, Inc.+ ..................................         2,018         38,746
FalconStor Software, Inc.+ ...........................           746          2,872
Hyperion Solutions Corp.+ ............................           721         17,484
Infogrames, Inc.+ ....................................           118            210
Informatica Corp.+ ...................................         1,245          8,030
Inter-Tel, Inc. ......................................           391          5,869
InterCept, Inc.+ .....................................           346          1,422
Intuit, Inc.+ ........................................         4,950        184,140
J.D. Edwards & Co.+ ..................................        12,620        139,072
JDA Software Group, Inc.+ ............................           609          6,157
Lawson Software, Inc.+ ...............................           306          1,420
Legato Systems, Inc.+ ................................         1,902          9,757
MapInfo Corp.+ .......................................           328          1,269
McData Corp., Class A+ ...............................         1,381         11,863
MetaSolv, Inc.+ ......................................           629            893
Micromuse, Inc.+ .....................................         1,632          8,486
MRO Software, Inc.+ ..................................           380          2,607
MSC Software Corp.+ ..................................           556          4,309
NetIQ Corp.+ .........................................           802          8,950
NetScreen Technologies, Inc.+ ........................        10,621        178,220
Novell, Inc.+ ........................................         7,902         16,989
ONYX Software Corp.+ .................................           954            840
Opnet Technologies, Inc.+ ............................           223          1,220

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SOFTWARE (CONTINUED)
Parametric Technology Corp.+ .........................         5,679   $     12,323
PDF Solutions, Inc.+ .................................           262          1,664
Pegasystems, Inc.+ ...................................           138            551
Pinnacle Systems, Inc.+ ..............................         1,276         13,283
PLATO Learning, Inc.+ ................................           357          1,599
Progress Software Corp.+ .............................           680         12,206
Quest Software, Inc.+ ................................         5,011         45,099
Red Hat, Inc.+ .......................................         2,462         13,369
Retek, Inc.+ .........................................         1,139          6,572
Roxio, Inc.+ .........................................           414          2,567
Sanchez Computer Associates, Inc.+ ...................           297          1,221
ScanSoft, Inc.+ ......................................         1,135          5,108
Schawk, Inc. .........................................           172          1,668
SeaChange International, Inc.+ .......................           487          3,521
Secure Computing Corp.+ ..............................           637          2,344
Serena Software, Inc.+ ...............................           376          6,001
SonicWall, Inc.+ .....................................         1,115          4,014
SpeechWorks International, Inc.+ .....................           563          1,306
SPSS, Inc.+ ..........................................           260          2,943
SS&C Technologies, Inc.+ .............................           176          2,138
Take-Two Interactive Software, Inc.+ .................         3,095         69,173
THQ, Inc.+ ...........................................           858         11,223
Transaction Systems Architects, Inc., Class A+ .......           688          4,087
Ulticom, Inc.+ .......................................           233          1,496
Vastera, Inc.+ .......................................           694          2,644
Verint Systems, Inc.+ ................................         2,095         35,406
Viewpoint Corp.+ .....................................           810            373
VitalWorks, Inc.+ ....................................           821          3,153
Wind River Systems, Inc.+ ............................         1,485          4,425
Witness Systems, Inc.+ ...............................           298            954

COMPUTERS & BUSINESS EQUIPMENT -- 2.3%
3D Systems Corp.+ ....................................           172            802
Advanced Digital Information Corp.+ ..................        13,561         93,435
August Technology Corp.+ .............................           164            643
Compx International, Inc. ............................            76            454
Cray, Inc.+ ..........................................        10,102         66,875
Daisytek International Corp.+ ........................           382            714
Digimarc Corp.+ ......................................           197          2,293
Drexler Technology Corp.+ ............................         2,288         33,176
DucoCorp International, Inc.+ ........................           176            579
Echelon Corp.+ .......................................           546          5,766
Electronics for Imaging, Inc.+ .......................         1,181         20,891
General Binding Corp.+ ...............................           135          1,067
Global Imaging Systems, Inc.+ ........................           179          3,311
Handspring, Inc.+ ....................................           934            579
Hutchinson Technology, Inc.+ .........................           553         13,670

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Identix, Inc.+ .......................................         1,825   $      8,212
Imagistics International, Inc.+ ......................           357          6,647
InFocus Corp.+ .......................................           799          3,947
Integral Systems, Inc.+ ..............................           204          4,325
Interface, Inc., Class A .............................           948          3,128
Intergraph Corp.+ ....................................         2,514         43,593
Iomega Corp.+ ........................................         1,117         12,399
Kronos, Inc.+ ........................................         2,034         71,292
Lexar Media, Inc.+ ...................................           764          2,506
Magma Design Automation, Inc.+ .......................           400          3,100
Mercury Computer Systems, Inc.+ ......................         2,675         72,760
MICROS Systems, Inc.+ ................................         3,459         81,321
MTS Systems Corp. ....................................           463          5,000
Neoware Systems, Inc.+ ...............................         2,300         28,773
Netscout Systems, Inc.+ ..............................           389          1,085
Nuance Communications, Inc.+ .........................           628          1,369
NYFIX, Inc.+ .........................................           546          2,026
Overland Storage, Inc.+ ..............................           170          2,443
Pomeroy Computer Resources+ ..........................           219          1,526
Quantum Corp.+ .......................................         2,830         10,216
Radiant Systems, Inc.+ ...............................           372          2,753
RadiSys Corp.+ .......................................         7,004         46,437
Redback Networks, Inc.+ ..............................         3,291          1,909
SanDisk Corp.+@ ......................................         4,223         71,031
SCM Microsystems, Inc.+ ..............................           338            845
Silicon Graphics, Inc.+ ..............................         4,128          6,316
Silicon Storage Technology, Inc.+ ....................         7,288         16,762
Simpletech, Inc.+ ....................................           161            403
SONICblue, Inc.+ .....................................         1,864             52
Standard Register Co. ................................           375          5,587
StorageNetworks, Inc.+ ...............................         1,439          1,295
Synaptics, Inc.+ .....................................           105            788
Systems & Computer Technology Corp.+ .................           672          5,141
Talx Corp. ...........................................           269          3,489
Tivo, Inc.+ ..........................................           488          2,499
Virage Logic Corp.+ ..................................           236          1,475
Virco Manufacturing Corp. ............................           121          1,166
Wallace Computer Services, Inc. ......................           814         20,277
Western Digital Corp.+ ...............................         4,183         37,898

ELECTRONICS -- 3.9%
Actel Corp.+ .........................................           463          7,899
ADE Corp.+ ...........................................           207          1,232
Advanced Power Technology, Inc.+ .....................           116            355
Aeroflex, Inc.+ ......................................         1,303          7,375
Alliance Semiconductor Corp.+ ........................           480          1,536
American Superconductor Corp.+ .......................           451          1,637

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Analogic Corp. .......................................           135   $      6,152
Artisan Components, Inc.+ ............................           322          5,204
AstroPower, Inc.+ ....................................           404          1,689
ATMI, Inc.+ ..........................................         7,390        142,331
BEI Technologies, Inc. ...............................           240          2,328
Bel Fuse, Inc., Class B ..............................           216          4,342
Benchmark Electronics, Inc.+ .........................           499         14,137
Brooks Automation, Inc.+ .............................           741          7,165
Caliper Technologies Corp.+ ..........................           531          1,859
Checkpoint Systems, Inc.+ ............................           697          6,858
ChipPAC, Inc., Class A+ ..............................         1,058          3,809
Cirrus Logic, Inc.+ ..................................         1,577          3,170
Coherent, Inc.+ ......................................           628         11,775
Cohu, Inc. ...........................................           455          6,657
Concord Camera Corp.+ ................................           527          2,640
Credence Systems Corp.+ ..............................         1,323          8,996
Cree, Inc.+@ .........................................         3,882         71,895
CTS Corp. ............................................           647          3,947
Cubic Corp. ..........................................           334          5,451
Daktronics, Inc.+ ....................................           305          4,743
DDI Corp.+ ...........................................         1,050            147
Dionex Corp.+ ........................................         1,178         38,909
DSP Group, Inc.+ .....................................           589         10,679
DuPont Photomasks, Inc.+ .............................           261          5,236
Electro Scientific Industries, Inc.+ .................           599          7,523
Electroglas, Inc.+ ...................................           465            409
EMCORE Corp.+ ........................................           527            870
Encore Wire Corp.+ ...................................           290          2,465
Energy Conversion Devices, Inc.+ .....................           325          2,759
Entegris, Inc.+ ......................................           995          9,910
ESS Technology, Inc.+ ................................           663          3,951
Exar Corp.+ ..........................................           852         10,829
Excel Technology, Inc.+ ..............................           194          3,944
FEI Co.+ .............................................           527          8,411
FLIR Systems, Inc.+ ..................................         1,425         67,559
FSI International, Inc.+ .............................           641          1,494
Genesis Microchip, Inc.+ .............................           664          8,287
GlobespanVirata, Inc.+ ...............................         2,413         10,858
GrafTech International, Ltd.+ ........................         1,235          3,520
Helix Technology Corp. ...............................           569          4,899
II-VI, Inc.+ .........................................           240          3,984
Imation Corp.+@ ......................................           768         28,585
Integrated Circuit Systems, Inc.+ ....................         2,900         62,930
Integrated Silicon Solutions, Inc.+ ..................           583          1,370
Intermagnetics General Corp.+ ........................           321          5,727
Invision Technologies, Inc.+ .........................           253          5,685
Itron, Inc.+ .........................................           452          7,553

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
IXYS Corp.+ ..........................................           270   $      1,428
Keithley Instruments, Inc. ...........................           121          1,308
Kopin Corp.+ .........................................         1,509          7,605
Lattice Semiconductor Corp.+ .........................         1,855         13,987
LTX Corp.+ ...........................................           989          4,945
Manufacturers Services, Ltd.+ ........................           313          1,471
Mattson Technology, Inc.+ ............................           461            839
MEMC Electronic Materials, Inc.+ .....................         1,227         13,804
Merix Corp.+ .........................................           296          1,184
Methode Electronics, Class A .........................           749          6,067
Microsemi Corp.+ .....................................         5,828         63,817
Microtune, Inc.+ .....................................           877          1,850
MIPS Technologies, Inc., Class A+ ....................           779          1,418
Monolithic Systems Technology, Inc.+ .................         3,787         26,660
Mykrolis, Corp.+ .....................................           865          7,223
Nanometrics, Inc.+ ...................................           162            632
Nassda Corp.+ ........................................           105            693
New Focus, Inc.+ .....................................         1,451          4,527
Novellus Systems, Inc.+ ..............................         5,400        147,258
Nu Horizons Electronics Corp.+ .......................           312          1,532
Oak Technology, Inc.+ ................................        10,116         35,709
Omnivision Technologies, Inc.+ .......................           437          9,055
ON Semiconductor Corp.+ ..............................           607            771
OSI Systems, Inc.+ ...................................           161          2,545
Palm, Inc.+ ..........................................           631          6,303
Park Electrochemical Corp. ...........................           369          5,587
Pericom Semiconductor Corp.+ .........................           427          3,322
Phoenix Technologies, Ltd.+ ..........................           565          2,401
Photronics, Inc.+ ....................................           605          7,193
Pioneer Standard Electronics, Inc. ...................           652          5,503
Pixelworks, Inc.+ ....................................           717          3,944
Planar Systems, Inc.+ ................................         3,401         39,996
PLX Technology, Inc.+ ................................           337            802
Powell Industries, Inc.+ .............................           148          2,063
Power Integrations, Inc.+ ............................           550         11,401
Rambus, Inc.+ ........................................         1,817         24,003
Read-Rite Corp.+ .....................................           527            343
Richardson Electronics, Ltd. .........................           145          1,202
Rogers Corp.+ ........................................           343         10,194
Rudolph Technologies, Inc.+ ..........................           203          2,933
SBS Technologies, Inc.+ ..............................           317          2,305
Semitool, Inc.+ ......................................           348          1,423
Silicon Image, Inc.+ .................................         1,260          5,015
Silicon Laboratories, Inc.+ ..........................           573         14,984
Siliconix, Inc.+ .....................................           133          3,165
SIPEX Corp.+ .........................................           555          2,081
Skyworks Solutions, Inc.+@ ...........................         2,942         18,329

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Standard Microsystems Corp.+ .........................           315   $      4,785
Stoneridge, Inc.+ ....................................           280          2,696
Suntron Corp.+ .......................................            52            166
Supertex, Inc.+ ......................................           228          3,135
Sypris Solutions, Inc. ...............................         2,005         15,799
Technitrol, Inc.+ ....................................           873         12,781
Therma-Wave, Inc.+ ...................................           540            243
Thomas & Betts Corp.+ ................................           942         13,358
Three-Five Systems, Inc.+ ............................           473          2,412
Transmeta Corp.+ .....................................         2,366          2,366
Trikon Technologies, Inc.+ ...........................           227            781
Trimble Navigation, Ltd.+ ............................           550         10,417
TriQuint Semiconductor, Inc.+ ........................         2,866          8,082
TTM Technologies, Inc.+ ..............................           334          1,149
Ultratech Stepper, Inc.+ .............................           495          5,925
Varian Semiconductor Equipment Associates, Inc.+ .....         3,172         64,518
Varian, Inc.+ ........................................           646         18,514
Veeco Instruments, Inc.+ .............................           552          8,523
Vitesse Semiconductor Corp.+ .........................         4,377          9,367
Watts Industries, Inc., Class A ......................           339          5,282
White Electronic Designs Corp.+ ......................           378          2,563
Wilson Greatbatch Technologies, Inc.+ ................           461         12,903
Woodhead Industries, Inc. ............................           230          2,735
Woodward Governor Co. ................................           196          6,858
X-Rite, Inc. .........................................           388          3,263
Xicor, Inc.+ .........................................           458          1,859
Zoran Corp.+ .........................................           588          7,591
Zygo Corp.+ ..........................................           338          1,920

INTERNET CONTENT -- 2.3%
1-800 Contacts, Inc.+ ................................           122          2,471
1-800-FLOWERS.COM, Inc., Class A+ ....................           270          1,814
Alloy, Inc.+ .........................................        11,476         57,495
Ameritrade Holding Corp.+ ............................         3,975         19,716
AsiaInfo Holdings, Inc.+ .............................           629          2,535
At Road, Inc.+ .......................................         2,761         18,664
Avocent Corp.+ .......................................           905         21,123
CNET Networks, Inc.+ .................................         2,701          6,780
drugstore.com, Inc.+ .................................           568          2,175
EarthLink, Inc.+ .....................................         2,721         15,646
eMerge Interactive, Inc., Class A+ ...................        20,700          7,659
eUniverse, Inc.+ .....................................           272          1,384
GSI Commerce, Inc.+ ..................................           403            681
Harris Interactive, Inc.+ ............................           809          4,433
HomeStore, Inc.+ .....................................         1,688            945
I-many, Inc.+ ........................................           879            659
Interland, Inc.+ .....................................         2,666          1,760

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET CONTENT (CONTINUED)
Internet Security Systems, Inc.+ .....................         4,230   $     42,004
Looksmart, Ltd.+ .....................................         8,389         23,154
Net2Phone, Inc.+ .....................................           363          1,212
NetBank, Inc. ........................................         1,069          9,931
NetFlix, Inc.+ .......................................           126          2,564
Netratings, Inc.+ ....................................           181          1,177
NIC, Inc.+ ...........................................           526            921
Overture Services, Inc.+@ ............................         1,114         16,899
PC-Tel, Inc.+ ........................................           432          3,892
Priceline.com, Inc.+ .................................         2,753          4,515
ProQuest Co.+ ........................................           341          7,048
Register.com, Inc.+ ..................................           641          3,538
RSA Security, Inc.+ ..................................           980          6,958
S1 Corp.+ ............................................        17,241         88,274
Safeguard Scientifics, Inc.+ .........................         2,604          3,672
Sapient Corp.+ .......................................         1,770          2,708
Stamps.com, Inc.+ ....................................           768          3,218
Trizetto Group, Inc.+ ................................           656          2,709
United Online, Inc.+ .................................           457          7,879
Valueclick, Inc.+ ....................................         1,396          4,230
Verity, Inc.+ ........................................         4,385         60,732
Websense, Inc.+ ......................................           463          6,792
Yahoo!, Inc.+ ........................................        15,700        377,114

INTERNET SOFTWARE -- 1.4%
Agile Software Corp.+ ................................           824          5,290
Akamai Technologies, Inc.+ ...........................         2,141          3,019
Ariba, Inc.+ .........................................         5,751         16,218
BEA Systems, Inc.+ ...................................        11,600        118,204
Chordiant Software, Inc.+ ............................           782            868
E.piphany, Inc.+ .....................................         1,369          5,449
eCollege.com, Inc.+ ..................................        11,400         48,233
Entrust, Inc.+ .......................................         1,048          2,620
eResearch Technology, Inc.+ ..........................           181          4,858
F5 Networks, Inc.+ ...................................           486          6,138
GlobalSCAPE, Inc.+ ...................................            11              1
Interwoven, Inc.+ ....................................         2,311          4,206
ITXC Corp.+ ..........................................           379            531
j2 Global Communications, Inc.+ ......................           105          2,991
Keynote Systems, Inc.+ ...............................           426          3,962
Macromedia, Inc.+ ....................................         3,900         47,112
Matrixone, Inc.+ .....................................         1,028          3,475
Openwave Systems, Inc.+ ..............................         3,792          5,385
Portal Software, Inc.+ ...............................         2,602          1,873
Quovadx, Inc.+ .......................................           460            888
Raindance Communications, Inc.+ ......................        35,540         59,707
Riverstone Networks, Inc.+ ...........................         2,641          3,697

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET SOFTWARE (CONTINUED)
Seebeyond Technology Corp.+ ..........................        13,839   $     27,955
TIBCO Software, Inc.+ ................................        14,148         59,422
Vignette Corp.+ ......................................         5,115          7,775
Vitria Technology, Inc.+ .............................         1,621          1,102
WatchGuard Technologies, Inc.+ .......................         5,873         35,238
webMethods, Inc.+ ....................................           978          8,929

TELECOMMUNICATIONS -- 3.5%
ADTRAN, Inc.+ ........................................           446         16,016
Advanced Radio Telecom Corp.+(1) .....................           200              0
AirGate PCS, Inc.+ ...................................           535            134
Alamosa Holdings, Inc.+ ..............................         1,601            576
Alaska Communications Systems Group, Inc.+ ...........           140            280
Allegiance Telecom, Inc.+ ............................         2,381            714
Allen Telecom, Inc.+ .................................           598          5,831
Alltel Corp. .........................................         3,400        152,184
Anaren Microwave, Inc.+ ..............................           493          4,264
Anixter International, Inc.+ .........................           677         15,348
Arris Group, Inc.+ ...................................         1,427          5,280
Aspect Communications Corp.+ .........................         1,145          3,527
Avanex Corp.+ ........................................         1,272            992
Boston Communications Group, Inc.+ ...................           280          4,385
Broadwing, Inc.+ .....................................         4,170         16,680
C-COR.net Corp.+ .....................................           682          2,251
Cable Design Technologies Corp.+ .....................           963          6,404
Centennial Communications Corp.+ .....................           221            400
Centillium Communications, Inc.+ .....................           604          2,446
Clearone Communications, Inc.+(1) ....................           173            246
Commonwealth Telephone Enterprises, Inc.+ ............           239          9,278
CommScope, Inc.+ .....................................         1,125          8,438
Computer Network Technology Corp.+ ...................           544          3,743
Comtech Telecommunications Corp.+ ....................         4,300         55,900
Crown Castle International Corp.+ ....................         4,455         24,503
CT Communications, Inc. ..............................           364          3,480
EchoStar Communications Corp., Class A+ ..............         7,700        222,376
EMS Technologies, Inc.+ ..............................           231          3,225
Enterasys Networks, Inc.+ ............................         3,519          6,510
Extreme Networks, Inc.+ ..............................         2,247          9,730
Finisar Corp.+ .......................................         2,899          2,261
Foundry Networks, Inc.+ ..............................        10,470         84,179
General Communication, Inc., Class A+ ................           900          5,355
Golden Telecom, Inc.+ ................................           309          4,604
Harmonic, Inc.+ ......................................         1,293          4,306
Hickory Tech Corp. ...................................           304          2,727
Hypercom Corp.+ ......................................           741          2,779
Inet Technologies, Inc.+ .............................           257          1,516
Infonet Services Corp.+ ..............................         1,370          1,754

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Inrange Technologies Corp., Class B+ .................           193   $        353
InterDigital Communications Corp.+ ...................         1,184         26,797
Intrado, Inc.+ .......................................           330          2,607
Ixia+ ................................................           472          2,294
Lightbridge, Inc.+ ...................................           615          3,924
Mastec, Inc.+ ........................................           433            974
Metro One Telecommunications, Inc.+ ..................         8,800         43,824
MRV Communications, Inc.+ ............................         1,977          2,234
Newport Corp.+ .......................................           828          9,779
Next Level Communications, Inc.+ .....................           358            422
Nextel Communications, Inc., Class A+ ................         9,100        121,849
Nextel Partners, Inc., Class A+ ......................         1,473          7,424
North Pittsburgh Systems, Inc. .......................           326          4,404
Oplink Communications, Inc.+ .........................         2,241          2,196
Optical Communication Products, Inc.+ ................           324            314
Plantronics, Inc.+ ...................................           825         12,053
Powerwave Technologies, Inc.+ ........................         1,427          4,852
Price Communications Corp.+ ..........................         1,054         12,606
Proxim Corp.+ ........................................         2,599          1,559
PTEK Holdings, Inc.+ .................................         1,033          3,853
RCN Corp.+ ...........................................         1,393          1,003
RMH Teleservices, Inc.+ ..............................           256          1,664
SafeNet, Inc.+ .......................................           500         10,225
Shenandoah Telecommunications Co. ....................            68          1,854
Somera Communications, Inc.+ .........................           680            632
Sonus Networks, Inc.+ ................................         3,935          8,854
Spectralink Corp.+ ...................................           363          2,661
Stratex Networks, Inc.+ ..............................         1,795          3,716
SureWest Communications ..............................           289          7,904
Sycamore Networks, Inc.+ .............................         3,467         10,574
Talk America Holdings, Inc.+ .........................           499          3,617
Tekelec+ .............................................         1,007          8,741
Tellium, Inc.+ .......................................         1,701            902
Terayon Corp.+ .......................................         1,419          2,426
Time Warner Telecom, Inc., Class A+ ..................           926          3,000
Tollgrade Communications, Inc.+ ......................           277          3,975
Touch America Holdings, Inc.+ ........................         2,263            204
Triton PCS Holdings, Inc., Class A+ ..................           429            944
Turnstone Systems, Inc.+ .............................           769          2,176
Ubiquitel, Inc.+ .....................................         1,274            484
US Unwired, Inc.+ ....................................         1,943            583
Verizon Communications, Inc. .........................         3,600        127,260
ViaSat, Inc.+ ........................................           398          4,525
WebEx Communications, Inc.+ ..........................         5,807         60,044
Western Wireless Corp., Class A+ .....................         1,162          6,530

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Wireless Facilities, Inc.+ ...........................           507   $      2,925
                                                                       ------------
                                                                          7,768,822
                                                                       ------------

MATERIALS -- 2.2%
CHEMICALS -- 0.8%
A. Schulman, Inc. ....................................           639          9,285
A.M. Castle & Co.+ ...................................           157            746
Airgas, Inc. .........................................         1,253         23,193
Ameron International Corp. ...........................            76          4,545
Arch Chemicals, Inc. .................................           442          8,265
Cambrex Corp. ........................................           493         11,842
Crompton Corp. .......................................         2,469          9,999
Cytec Industries, Inc.+ ..............................           864         24,062
Ferro Corp. ..........................................           702         15,002
FMC Corp.+ ...........................................           651         10,208
Foamex International, Inc.+ ..........................           474            531
Georgia Gulf Corp. ...................................           598         12,038
Great Lakes Chemical Corp. ...........................           817         18,137
H.B. Fuller Co. ......................................           616         14,242
MacDermid, Inc. ......................................           565         11,554
Millennium Chemicals, Inc. ...........................         1,374         16,048
Minerals Technologies, Inc. ..........................           450         17,149
NL Industries, Inc. ..................................           189          3,043
Octel Corp. ..........................................           217          3,144
Olin Corp. ...........................................         1,102         20,023
Omnova Solutions, Inc.+ ..............................           863          2,546
Penford Corp. ........................................           171          2,047
PolyOne Corp. ........................................         1,716          6,692
Quaker Chemical Corp. ................................           172          3,509
Solutia, Inc. ........................................         2,285          3,542
Spartech Corp. .......................................           320          6,189
Stepan Co. ...........................................           143          3,295
Symyx Technologies, Inc.+ ............................           502          7,535
Terra Industries, Inc.+ ..............................           849          1,155
Valhi, Inc. ..........................................           564          6,204
W.R. Grace & Co.+ ....................................         1,428          2,113
Wellman, Inc. ........................................           691          6,447

FOREST PRODUCTS -- 0.3%
AEP Industries, Inc.+ ................................            85            735
Buckeye Technologies, Inc.+ ..........................           558          2,651
Caraustar Industries, Inc.+ ..........................           575          3,893
Chesapeake Corp. .....................................           305          5,151
Delta & Pine Land Co. ................................           803         18,156
Deltic Timber Corp. ..................................           218          5,210
EarthShell Corp.+ ....................................         1,530            750
Glatfelter ...........................................           217          2,313

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Graphic Packaging International Corp.+ ...............           496   $      2,728
Longview Fibre Co. ...................................         1,115          7,415
Louisiana-Pacific Corp.+ .............................         2,281         18,088
Pope & Talbot, Inc. ..................................           339          4,254
Potlatch Corp. .......................................           617         11,988
Rock-Tenn Co., Class A ...............................           247          3,162
Schweitzer-Mauduit International, Inc. ...............           323          7,268
Silgan Holdings, Inc.+ ...............................           226          5,010
Universal Forest Products, Inc. ......................           296          4,588
Wausau-Mosinee Paper Corp. ...........................           793          8,089

METALS & MINERALS -- 1.1%
AMCOL International Corp. ............................           437          2,482
Apogee Enterprises, Inc. .............................           617          5,072
Arch Coal, Inc. ......................................           984         18,706
Barnes Group, Inc. ...................................           228          4,825
Brush Engineered Materials, Inc.+ ....................           360          1,825
Carlisle Cos., Inc. ..................................           659         26,683
Carpenter Technology Corp. ...........................           414          4,202
Centex Construction Products, Inc. ...................           132          4,752
Century Aluminum Co. .................................           255          1,619
CIRCOR International, Inc. ...........................           219          2,976
Cleveland-Cliffs, Inc.+ ..............................           193          3,599
Comfort Systems USA, Inc.+ ...........................           827          1,828
Commercial Metals Co. ................................           528          7,366
Crown Holdings, Inc.+ ................................         3,469         19,496
Drew Industries, Inc.+ ...............................           110          1,673
Florida Rock Industries, Inc. ........................           425         14,386
Gibralter Steel Corp. ................................           188          3,504
Greif Brothers Corp., Class A ........................           282          5,070
Hecla Mining Co.+ ....................................         1,874          6,166
Hexcel Corp.+ ........................................           522          1,519
Intermet Corp. .......................................           473          1,722
Kaydon Corp. .........................................           598         11,254
Lennox International, Inc. ...........................           928         13,363
Liquidmetal Technologies+ ............................           100            542
LSI Industries, Inc. .................................           311          2,815
Material Sciences Corp.+ .............................           225          2,266
Maverick Tube Corp.+ .................................           822         15,289
Mueller Industries, Inc.+ ............................           612         15,282
Myers Industries, Inc. ...............................           406          3,877
NN, Inc. .............................................           249          2,182
North American Palladium, Ltd.+ ......................         3,300          8,250
Northwest Pipe Co.+ ..................................           121          1,500
NS Group, Inc.+ ......................................           370          2,794
Oregon Steel Mills, Inc.+ ............................           563          1,323
Penn Engineering & Manufacturing Corp. ...............           256          2,949

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
Quanex Corp. .........................................           354   $     11,222
Reliance Steel & Aluminum Co. ........................           519          7,837
Roanoke Electric Steel Corp. .........................           216          1,879
Royal Gold, Inc. .....................................           293          4,275
RTI International Metals, Inc.+ ......................           458          4,488
Ryerson Tull, Inc. ...................................           489          3,056
Schnitzer Steel Industries, Inc. .....................            86          2,085
Simpson Manufacturing Co., Inc.+ .....................         1,818         61,448
Southern Peru Copper Corp. ...........................           306          4,468
Steel Dynamics, Inc.+ ................................           691          8,050
Stillwater Mining Co.+ ...............................         3,937          9,843
Texas Industries, Inc. ...............................           462          8,884
Trex Co., Inc.+ ......................................           136          4,390
U. S. Concrete, Inc.+ ................................           445          1,869
USEC, Inc. ...........................................         1,769          9,730
USG Corp.+ ...........................................           804          3,345
Valmont Industries, Inc. .............................           294          6,350
Worthington Industries, Inc. .........................         1,465         17,477
                                                                       ------------
                                                                            789,632
                                                                       ------------

REAL ESTATE -- 2.7%
REAL ESTATE COMPANIES -- 0.2%
Avatar Holdings, Inc.+ ...............................            91          2,324
Champion Enterprises, Inc.+ ..........................         1,066          1,961
Coachmen Industries, Inc. ............................           313          3,443
Corrections Corp. of America+ ........................           610         10,651
Fleetwood Enterprises, Inc.+ .........................           766          3,110
Insignia Financial Group, Inc.+ ......................           420          4,595
Jones Lang LaSalle, Inc.+ ............................           657          8,975
LNR Property Corp. ...................................           492         16,580
Lyon William Homes, Inc.+ ............................            94          2,375
SL Green Realty Corp. ................................           575         17,572
Tejon Ranch Co.+ .....................................           157          4,153
Trammell Crow Co.+ ...................................           639          5,087
U.S. Restaurant Properties, Inc. .....................           422          5,950
Wellsford Real Properties, Inc.+ .....................           112          1,626

REAL ESTATE INVESTMENT TRUSTS -- 2.5%
Acadia Realty Trust ..................................           291          2,334
Alexander's, Inc.+ ...................................            41          2,618
Alexandria Real Estate Equities, Inc. ................           393         16,526
AMLI Residential Properties Trust ....................           287          6,041
Anthracite Capital, Inc. .............................           998         11,417
Associated Estates Realty Corp. ......................           352          1,936
Bedford Property Investors, Inc. .....................           315          8,234
Boykin Lodging Co. ...................................           373          2,749
Brandywine Realty Trust ..............................           581         12,782

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Capital Automotive REIT ..............................           470   $     11,722
CBL & Associates Properties, Inc. ....................           446         18,103
Chateau Communities, Inc. ............................           491          9,255
Chelsea Property Group, Inc. .........................           664         24,734
Colonial Properties Trust ............................           310         10,255
Commercial Net Lease Realty, Inc. ....................           800         12,080
Cornerstone Realty Income Trust, Inc. ................         1,050          7,308
Corporate Office Properties Trust ....................           366          5,453
Correctional Properties Trust ........................           161          3,323
Crown American Realty Trust ..........................           544          5,342
EastGroup Properties, Inc. ...........................           315          8,051
Entertainment Properties Trust .......................           370          9,805
Equity Inns, Inc. ....................................           882          5,160
Equity One, Inc. .....................................           130          1,988
Essex Property Trust, Inc. ...........................           313         16,354
Federal Realty Investment Trust ......................           835         25,359
FelCor Lodging Trust, Inc. ...........................         1,076          6,704
Friedman Billings Ramsey Group+ ......................         1,984         17,955
Gables Residential Trust .............................           542         14,504
Getty Realty Corp. ...................................           335          6,291
Glenborough Realty Trust, Inc. .......................           340          5,256
Glimcher Realty Trust ................................           642         12,326
Great Lakes REIT, Inc. ...............................           286          4,058
Health Care REIT, Inc. ...............................           848         22,218
Healthcare Realty Trust, Inc. ........................           912         22,271
Heritage Property Investment Trust, Inc. .............           389          9,744
Home Properties of New York, Inc. ....................           566         18,791
HRPT Properties Trust ................................         2,811         23,922
Impac Mtg. Holdings, Inc. ............................           980         12,730
Innkeepers USA Trust .................................           553          3,595
Investors Real Estate Trust ..........................           692          6,443
Keystone Property Trust ..............................           361          6,209
Kilroy Realty Corp. ..................................           531         11,735
Koger Equity, Inc. ...................................           421          6,441
Kramont Realty Trust .................................           398          5,970
LaSalle Hotel Properties .............................           364          4,350
Lexington Corporate Properties Trust .................           562          9,582
LTC Properties, Inc. .................................           307          1,931
Macerich Co. .........................................           706         22,366
Manufactured Home Communities, Inc. ..................           283          8,377
Meristar Hospitality Corp. ...........................           888          3,028
MFA Mortgage Investments, Inc. .......................           951          8,226
Mid Atlantic Realty Trust ............................           377          6,873
Mid-America Apartment Communities, Inc. ..............           306          7,252
Mills Corp. ..........................................           540         16,848
Mission West Properties, Inc. ........................           312          2,933
National Health Investors, Inc. ......................           500          7,675

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
National Health Realty, Inc. .........................           125   $      1,665
Nationwide Health Properties, Inc. ...................         1,074         13,801
Novastar Financial, Inc. .............................           229          7,820
Omega Healthcare Investors, Inc.+ ....................           348            800
Pan Pacific Retail Properties, Inc. ..................           781         29,561
Parkway Properties, Inc. .............................           172          6,481
Pennsylvania Real Estate Investment Trust ............           306          8,767
Post Properties, Inc. ................................           724         17,485
Prentiss Properties Trust ............................           667         18,076
Price Legacy Corp.+ ..................................           398          1,015
PS Business Parks, Inc. ..............................           223          6,634
RAIT Investment Trust ................................           339          7,675
Ramco-Gershenson Properties Trust ....................           191          4,196
Realty Income Corp. ..................................           731         26,133
Redwood Trust, Inc. ..................................           241          7,833
RFS Hotel Investors, Inc. ............................           627          6,082
Saul Centers, Inc. ...................................           232          5,348
Senior Housing Properties Trust ......................           987         11,400
Shurgard Storage Centers, Inc., Class A ..............           737         22,884
Sizeler Property Investors, Inc. .....................           252          2,341
Sovran Self Storage, Inc. ............................           273          7,775
Summit Properties, Inc. ..............................           485          8,973
Sun Communities, Inc. ................................           323         11,563
Tanger Factory Outlet Centers, Inc. ..................           129          3,982
Taubman Centers, Inc. ................................           624         10,627
Thornburg Mtg., Inc. .................................         1,144         23,601
Town & Country Trust .................................           311          6,282
Universal Health Realty Income Trust .................           239          6,190
Urstadt Biddle Properties, Inc. ......................           381          4,564
Ventas, Inc. .........................................         1,328         15,405
Washington Real Estate Investment Trust ..............           805         20,906
Winston Hotels, Inc. .................................           365          2,416
                                                                       ------------
                                                                            972,216
                                                                       ------------

UTILITIES -- 0.9%
ELECTRIC UTILITIES -- 0.4%
Avista Corp. .........................................         1,045         11,067
Black Hills Corp. ....................................           584         16,054
Central Vermont Public Service Corp. .................           255          4,386
CH Energy Group, Inc. ................................           354         14,762
Cleco Corp. ..........................................           884         11,094
DQE, Inc. ............................................         1,558         18,992
El Paso Electric Co.+ ................................         1,024         11,059
Empire District Electric Co. .........................           489          8,606
Headwaters, Inc.+ ....................................           591          8,304
MGE Energy, Inc. .....................................           351          9,294

----------------
202

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
PNM Resources, Inc. ..................................           791   $     17,790
GAS & PIPELINE UTILITIES -- 0.5%
AGL Resources, Inc. ..................................         1,217         28,758
American States Water Co. ............................           328          7,839
Atmos Energy Corp. ...................................           899         19,113
California Water Service Group .......................           306          7,879
Cascade Natural Gas Corp. ............................           242          4,695
Connecticut Water Service, Inc. ......................           171          4,540
Energen Corp. ........................................           754         24,173
EnergySouth, Inc. ....................................            88          2,328
Laclede Group, Inc. ..................................           407          9,442
Middlesex Water Co. ..................................           171          3,781
New Jersey Resources Corp. ...........................           587         19,166
Northwest Natural Gas Co. ............................           555         13,930
NorthWestern Corp. ...................................           817          1,716
NUI Corp. ............................................           342          4,993
Oneok, Inc. ..........................................         1,168         21,421
Piedmont Natural Gas Co., Inc. .......................           668         23,814
SJW Corp. ............................................            41          3,137
Southwest Water Co. ..................................           214          2,675
                                                                       ------------
                                                                            334,808
                                                                       ------------
TOTAL COMMON STOCK (cost $39,164,149).................                   33,135,597
                                                                       ------------

PREFERRED STOCK -- 0.1%
------------------------------------------------------------------------------------
ENERGY -- 0.1%
ENERGY SOURCES -- 0.1%
EXCO Resources, Inc. 5.00% (Convertible) (cost
 $60,200) ............................................         3,000         53,640
                                                                       ------------

BONDS & NOTES -- 0.0%                                     PRINCIPAL
                                                           AMOUNT
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
COMPUTER SOFTWARE -- 0.0%
MicroStrategy, Inc., Series A (Convertible) 7.50% 2007
 (cost $0) ...........................................  $        700            420
                                                                       ------------

WARRANTS -- 0.0%
                                                           SHARES
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
COMPUTER SOFTWARE -- 0.0%
Microstrategy, Inc. Purchase Class A Expires
 6/24/2007 ...........................................            18              1
TELECOMMUNICATIONS -- 0.0%
Focal Communications Corp. Expires 11/04/2007(1) .....            60              0
                                                                       ------------
TOTAL WARRANTS (cost $0) .............................                            1
                                                                       ------------

                                                                ----------------

EXCHANGE TRADED FUNDS -- 1.4%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE -- 1.4%
FINANCIAL SERVICES -- 1.4%
iShares Russell 2000 Index Fund (cost $510,549) ......         7,000   $    504,000
                                                                       ------------

OPTIONS -- 0.0%
                                                          CONTRACTS
------------------------------------------------------------------------------------
Weight Watchers International, Inc. (cost $955) ......           500             75
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $39,735,853) .......                   33,693,733
                                                                       ------------

SHORT-TERM SECURITIES -- 0.8%                             PRINCIPAL
                                                           AMOUNT
------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 0.5%
Federal Home Loan Mtg. Disc. Notes 1.15% due
 4/1/03 ..............................................  $    200,000        200,000
                                                                       ------------
U.S. GOVERNMENT AGENCIES -- 0.3%
United States Treasury Bills 1.12% due 6/19/03@ ......       100,000         99,755
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $299,755)...........                      299,755
                                                                       ------------

REPURCHASE AGREEMENTS -- 5.7%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.7%
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.50%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $108,002 and collateralized
 by $105,000 of United States Treasury Notes, bearing
 interest at 3.50%, due 11/15/06 and having an
 approximate value of $110,909........................       108,000        108,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.60%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $560,009 and collateralized
 by $345,000 of United States Treasury Bonds, bearing
 interest at 11.25%, due 2/15/15 and having an
 approximate value of $577,875........................       560,000        560,000
State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 2) ..........................     1,401,000      1,401,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $2,069,000).........                    2,069,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $42,104,608)                             99.6%   36,062,488
Other assets less liabilities --                  0.4       131,052
                                           ----------  ------------
NET ASSETS --                                   100.0% $ 36,193,540
                                           ==========  ============

------------
+   Non-income producing securities.
@  The security or a portion thereof represents collateral for open futures contracts.
ADR -- American Depository Receipt
 TRIANGLE   The security or a portion thereof represents collateral for options.
(1) Fair valued security; see Note 2.

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
NUMBER OF                                             EXPIRATION      VALUE AT     VALUE AS OF      UNREALIZED
CONTRACTS               DESCRIPTION                      DATE        TRADE DATE   MARCH 31, 2003   DEPRECIATION
---------------------------------------------------------------------------------------------------------------
       2 Long           Russell 2000 Index            June 2003       $355,515       $364,450         $8,935
                                                                                                      ======

See Notes to Financial Statements.

----------------
204

----------------

SEASONS SERIES TRUST
INTERNATIONAL EQUITY
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 91.0%
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
AUSTRALIA -- 4.8%
Alumina, Ltd. (Materials) ..................................           1,897   $     4,692
Amcor, Ltd. (Materials) ....................................          29,211       143,266
AMP Diversified Property Trust (Real Estate)(1) ............           1,418         2,538
AMP, Ltd. (Finance) ........................................           1,899         8,062
Ansell, Ltd. (Consumer Discretionary)+ .....................             282           945
Aristocrat Leisure, Ltd. (Information & Entertainment) .....             443           437
Australia & New Zealand Banking Group, Ltd. (Finance) ......           2,487        26,967
Australian Gas Light Co., Ltd. (Utilities) .................             765         5,135
Australian Stock Exchange, Ltd. (Finance) ..................             197         1,314
BHP Billiton, Ltd. (Materials) .............................           6,276        35,221
BHP Steel, Ltd. (Materials) ................................           1,294         2,528
Boral, Ltd. (Materials) ....................................             854         2,376
Brambles Industries, Ltd. (Industrial & Commercial) ........           1,549         4,272
Brambles Industries, PLC (Industrial & Commercial) .........           1,191         2,859
CFS Gandel Retail Trust (Real Estate)(1) ...................           2,937         2,451
Coca-Cola Amatil, Ltd. (Consumer Staples) ..................           1,079         3,687
Cochlear, Ltd. (Healthcare) ................................           6,382       128,522
Coles Myer, Ltd. (Consumer Discretionary) ..................           1,624         6,089
Commonwealth Bank of Australia (Finance) ...................           2,058        32,421
Commonwealth Property Office Fund (Real Estate)(1) .........           3,651         2,583
Computershare, Ltd. (Information Technology) ...............             946           841
CSL, Ltd. (Healthcare) .....................................             296         2,796
CSR, Ltd. (Materials) ......................................           1,476         1,428
David Jones, Ltd. (Consumer Discretionary) .................           1,220           804
Deutsche Office Trust (Real Estate)(1) .....................           2,885         2,006
Energy Developments, Ltd. (Energy) .........................             340           370
Foster's Group, Ltd. (Consumer Staples) ....................           3,215         8,613
Futuris Corp., Ltd. (Industrial & Commercial) ..............           1,860         1,575
General Property Trust (Real Estate)(1) ....................           2,687         4,859
Harvey Norman Holding, Ltd. (Consumer Discretionary) .......             867         1,049
Iluka Resources, Ltd. (Materials) ..........................             556         1,348
Insurance Australia Group, Ltd. (Finance) ..................          24,661        43,250
James Hardie Industries NV (Consumer Discretionary) ........             636         2,281
John Fairfax Holdings, Ltd. (Information &
 Entertainment) ............................................           1,284         2,376
Johnson Electric Holdings, Ltd. (Industrial &
 Commercial) ...............................................           4,000         4,385
Leighton Holdings, Ltd. (Industrial & Commercial) ..........             242         1,288
Lend Lease Corp., Ltd. (Finance) ...........................             661         3,718
M.I.M. Holdings, Ltd. (Materials) ..........................           3,370         3,057
Macquarie Bank, Ltd. (Finance) .............................             360         5,377
Macquarie Infrastructure Group (Industrial &
 Commercial)(1) ............................................           2,870         5,450
Mayne Nickless, Ltd. (Industrial & Commercial) .............           1,235         2,233
Mirvac Group (Real Estate) .................................             735         1,840
National Australia Bank, Ltd. (Finance) ....................           2,583        49,908
Newcrest Mining, Ltd. (Materials) ..........................          33,517       128,913
News Corp., Ltd. (Information & Entertainment) .............           2,514        16,374

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
AUSTRALIA (CONTINUED)
OneSteel, Ltd. (Materials) .................................             727   $       739
Orica, Ltd. (Materials) ....................................             451         2,479
Origin Energy, Ltd. (Energy) ...............................           1,324         3,411
PaperlinX, Ltd. (Materials) ................................             716         2,217
Patrick Corp., Ltd. (Industrial & Commercial) ..............             293         2,119
Principal Office Fund (Real Estate)(1) .....................           2,532         2,220
Publishing & Broadcasting Ltd. (Information &
 Entertainment) ............................................             189           959
QBE Insurance Group, Ltd. (Finance) ........................          36,818       186,809
Rinker Group, Ltd. (Consumer Discretionary)+ ...............           1,476         4,401
Rio Tinto, Ltd. (Materials) ................................             520         9,758
Santos, Ltd. (Energy) ......................................          39,157       138,766
Sonic Healthcare, Ltd. (Healthcare) ........................             365         1,320
Sons of Gwalia, Ltd. (Materials) ...........................             624           649
Southcorp, Ltd. (Consumer Staples) .........................           1,009         1,983
Stockland Trust Group (Real Estate)(1) .....................          54,020       162,363
Suncorp-Metway, Ltd. (Finance) .............................             841         5,172
Tab, Ltd. (Information & Entertainment) ....................             827         1,570
TABCORP Holdings Ltd. (Information & Entertainment) ........             564         3,411
Telstra Corp., Ltd. (Information Technology) ...............           7,210        17,746
Transurban Group (Industrial & Commercial) .................             606         1,602
Wesfarmers, Ltd. (Industrial & Commercial) .................             562         7,549
Westfield Holdings, Ltd. (Real Estate) .....................             670         5,502
Westfield Trust (Real Estate)(1) ...........................           3,505         7,228
Westpac Banking Corp., Ltd. (Finance) ......................           2,823        25,745
WMC Resources, Ltd. (Materials)+ ...........................           1,924         4,259
Woodside Petroleum, Ltd. (Energy) ..........................             795         5,241
Woolworths, Ltd. (Consumer Discretionary) ..................           1,528        11,301
                                                                               -----------
                                                                                 1,329,023
                                                                               -----------

AUSTRIA -- 0.0%
Boehler-Uddeholm AG (Materials) ............................               5           255
Erste Bank der oesterreichischen Sparkassen AG (Finance) ...              35         2,495
Flughafen Wien AG (Industrial & Commercial) ................              15           506
Mayr-Melnhof Karton AG (Materials) .........................               5           403
Oesterreichische Elektrizitaetswirtschafts AG, Class A
 (Utilities) ...............................................              20         1,772
OMV AG (Energy) ............................................              28         3,021
Radex Heraklith Industriebeteiligungs AG (Industrial &
 Commercial)+ ..............................................              33           295
Telekom Austria AG (Information Technology)+ ...............             234         2,398
VA Technologies AG (Industrial & Commercial) ...............              18           345
Voestalpine AG (Materials) .................................               6           151
Wienerberger AG (Industrial & Commercial) ..................              26           458
                                                                               -----------
                                                                                    12,099
                                                                               -----------

BELGIUM -- 0.3%
AGFA Gevaert NV (Information & Entertainment) ..............             152         2,983
Barco NV (Information Technology) ..........................              18           869
Bekaert NV (Materials) .....................................              16           584
Colruyt NV (Consumer Discretionary) ........................              16           966
Dexia (Finance) ............................................           1,032         9,394
Electrabel SA (Utilities) ..................................              51        12,287
Etablissements Delhaize Freres et Cie Le Lion (Information &
 Entertainment) ............................................             105         1,893

----------------
206

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
BELGIUM (CONTINUED)
Fortis (Finance) ...........................................           1,589   $    20,648
Groupe Bruxelles Lambert SA (Industrial & Commercial) ......             112         4,029
Interbrew (Consumer Staples) ...............................             213         4,310
KBC Bankverzekeringsholding (Finance) ......................             208         6,306
Omega Pharma SA (Healthcare) ...............................              25           416
Solvay SA (Materials) ......................................              67         4,138
Suez SA -- Strip VVPR (Materials)+ .........................             285             3
Total Fina Elf SA (Energy)+ ................................              72             1
UCB SA (Healthcare) ........................................             128         2,773
Union Miniere SA (Materials) ...............................              17           717
                                                                               -----------
                                                                                    72,317
                                                                               -----------

BERMUDA -- 0.3%
Esprit Holdings, Ltd. (Industrial & Commercial) ............           2,000         3,770
Peoples Food Holdings, Ltd. (Consumer Staples) .............          37,313        21,146
United Food Holding. Ltd. (Consumer Staples) ...............         219,873        46,104
                                                                               -----------
                                                                                    71,020
                                                                               -----------

CANADA -- 1.4%
Cognos, Inc. (Information Technology) ......................           5,400       123,315
Cott Corp. (Consumer Staples) ..............................           8,600       150,980
Jean Coutu Group (PJC), Inc. (Healthcare) ..................          13,000       122,782
                                                                               -----------
                                                                                   397,077
                                                                               -----------

DENMARK -- 0.2%
Carlsberg A/S, Class B (Consumer Staples) ..................              50         1,688
D/S 1912, Class B (Industrial & Commercial) ................               1         7,781
Dampskibsselskabet Svendborg A/S, Class B (Industrial &
 Commercial) ...............................................               1        11,407
Danisco A/S (Consumer Staples) .............................              48         1,554
Danske Bank A/S (Finance) ..................................             909        15,147
Group 4 Falck A/S (Industrial & Commercial) ................              68         1,038
H. Lundbeck A/S (Healthcare) ...............................             100         1,857
ISS A/S (Industrial & Commercial)+ .........................              45         1,453
Novo Nordisk A/S, Class B (Healthcare) .....................             475        15,656
Novozymes A/S, Class B (Healthcare) ........................              54         1,245
TDC A/S (Information Technology) ...........................             215         5,066
Vestas Wind Systems A/S (Industrial & Commercial) ..........             137         1,036
                                                                               -----------
                                                                                    64,928
                                                                               -----------

FINLAND -- 1.8%
Amer Group, Ltd. (Consumer Discretionary) ..................              50         1,545
Fortum Oyj (Energy) ........................................             505         3,386
Instrumentarium Corp. (Healthcare) .........................           3,600       128,725
Kesko Oyj (Consumer Staples) ...............................             100         1,171
Kone Corp., Class B (Industrial & Commercial) ..............              60         1,831
Metso Oyj (Industrial & Commercial) ........................             154         1,570
Nokia Oyj (Information Technology) .........................          23,461       323,792
Orion-Yhtymae OY (Healthcare) ..............................             100         1,460
Outokumpu Oyj (Materials) ..................................             151         1,317
Pohjola Holding, PLC (Finance) .............................              50           788

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FINLAND (CONTINUED)
Sampo Oyj Class A (Finance) ................................             500   $     3,052
Stora Enso Oyj, Class R (Materials) ........................           1,098        10,114
TietoEnator Oyj (Information Technology) ...................             140         1,929
UPM-Kymmene Oyj (Materials) ................................             800        10,335
Uponor Oyj (Industrial & Commercial) .......................             100         1,908
Wartsila Corp., Class B (Industrial & Commercial) ..........             100         1,020
                                                                               -----------
                                                                                   493,943
                                                                               -----------

FRANCE -- 8.3%
Accor SA (Information & Entertainment) .....................             353         9,744
Air France (Information & Entertainment) ...................              81           737
Alcatel SA, Class A (Information Technology) ...............           1,802        12,317
Alstom SA (Industrial & Commercial)+ .......................             391           601
Altran Technologies SA (Industrial & Commercial) ...........              74           223
Atos Origin SA (Industrial & Commercial)+ ..................              26           683
Autoroutes du Sud de la France (Industrial &
 Commercial)+ ..............................................             109         2,781
Aventis SA (Healthcare) ....................................           3,424       150,165
Axa (Finance) ..............................................           2,309        27,236
BNP Paribas SA (Finance)@ ..................................           7,047       281,940
Bouygues SA (Real Estate) ..................................             302         6,071
Business Objects SA (Information Technology)+ ..............              93         1,518
Cap Gemini SA (Information Technology) .....................             159         4,210
Carrefour SA (Information & Entertainment) .................             941        35,607
Club Mediterranee SA (Information & Entertainment)+ ........              18           330
Compagnie de Saint-Gobain (Materials) ......................             504        13,917
Dassault Systemes SA (Information Technology) ..............              93         2,050
Essilor International SA (Healthcare) ......................             149         5,781
Establissements Economiques du Casino Guichard-Perrachon SA
 (Information & Entertainment) .............................              60         3,794
France Telecom SA (Information Technology) .................           5,398       109,984
Groupe Danone (Consumer Staples) ...........................             210        26,487
Imerys SA (Materials) ......................................           1,110       128,509
Ipsos (Industrial & Commercial) ............................           3,100       149,372
L'Air Liquide SA (Materials) ...............................             163        21,590
L'Oreal SA (Consumer Staples) ..............................             624        37,754
Lafarge SA (Materials) .....................................           1,726        96,526
Lagardere Group S.C.A. (Information & Entertainment) .......             213         7,291
LVMH Moet Henessy Louis Vuitton SA (Consumer Staples) ......           1,036        40,839
Michelin, Class B (Consumer Discretionary) .................             198         5,439
Neopost SA (Industrial & Commercial)+ ......................           5,100       142,886
Pechiney SA, Class A (Materials) ...........................             110         2,679
Pernod-Ricard SA (Consumer Staples) ........................              83         7,067
Pinault-Printemps-Redoute SA (Consumer Discretionary) ......             158         8,120
PSA Peugeot Citroen (Consumer Discretionary) ...............             411        16,058
Publicis Groupe (Information & Entertainment) ..............           6,149       104,304
Renault SA (Consumer Discretionary) ........................             256         8,462
Sagem SA (Industrial & Commercial) .........................              31         2,078
Sanofi-Synthelabo SA (Healthcare) ..........................             679        34,131
Schneider Electric SA (Industrial & Commercial) ............             330        15,433
Societe BIC SA (Real Estate) ...............................              55         1,778
Societe Generale, Class A (Finance) ........................             499        25,741

----------------
208

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
FRANCE (CONTINUED)
Societe Television Francaise 1 (Information &
 Entertainment) ............................................             199   $     4,530
Sodexho Alliance SA (Industrial & Commercial) ..............             133         2,730
SR Teleperformance (Industrial & Commercial) ...............           7,050        78,393
STMicroelectronics NV (Information Technology) .............             980        18,536
Suez SA (Materials) ........................................           1,356        15,743
Technip-Coflexip SA (Energy) ...............................              33         2,257
Thales SA (Industrial & Commercial) ........................             322         7,393
Thomson SA (Consumer Discretionary)+ .......................             288         3,227
Total Fina Elf SA, Class B (Energy)@ .......................           3,700       467,892
Unibail (Union du Credit-Bail Immobilier) (Real Estate) ....              68         4,344
Valeo SA (Consumer Discretionary) ..........................             121         2,666
Vinci SA (Industrial & Commercial) .........................             101         5,891
Vivendi Universal SA (Information & Entertainment) .........           1,534        20,368
Zodiac SA (Information & Entertainment) ....................           6,547       110,912
                                                                               -----------
                                                                                 2,297,115
                                                                               -----------

GERMANY -- 3.7%
Adidas-Salomon AG (Consumer Discretionary) .................              66         5,814
Aixtron (Information Technology) ...........................             136           357
Allianz AG (Finance) .......................................             313        15,491
Altana AG (Healthcare) .....................................             110         5,156
BASF AG (Materials) ........................................             868        32,277
Bayer AG (Materials) .......................................           1,145        15,590
Bayerische Hypo-und Vereinsbank AG (Finance) ...............             575         4,313
Bayerische Motoren Werke AG (Consumer Discretionary) .......           4,410       122,304
Beiersdorf AG (Consumer Staples) ...........................             100        11,158
Buderus AG (Materials) .....................................              61         1,669
Continental AG (Consumer Staples)+ .........................             158         2,253
DaimlerChrysler AG (Consumer Discretionary) ................           1,424        41,588
Deutsche Bank AG (Finance) .................................             941        39,494
Deutsche Boerse AG (Finance) ...............................              97         3,736
Deutsche Lufthansa AG (Information & Entertainment)+ .......             300         2,662
Deutsche Post AG (Industrial & Commercial) .................             601         5,956
Deutsche Telekom AG (Information Technology) ...............           3,516        38,751
Douglas Holding AG (Consumer Discretionary) ................              25           385
E.ON AG (Energy) ...........................................             993        40,898
Epcos AG (Information Technology)+ .........................              97         1,149
Fresenius Medical Care AG (Healthcare) .....................              89         4,499
Gehe AG (Healthcare) .......................................              53         1,959
HeidelbergCement AG (Materials) ............................              55         1,583
Infineon Technologies AG (Information Technology)+ .........             613         4,150
KarstadtQuelle AG (Consumer Discretionary) .................              98         1,270
MAN AG (Industrial & Commercial) ...........................             166         2,541
Marschollek, Lautenschlaeger und Partner AG (Finance) ......              94           662
Medion AG (Information Technology) .........................           4,050       124,506
Merck KGaA (Healthcare) ....................................             150         3,589
Metro AG (Consumer Discretionary) ..........................             350         7,372
Muenchener Rueckversicherungs-Gesellschaft AG (Finance) ....             178        10,187
Porsche AG (Consumer Discretionary) ........................              13         3,634
Puma AG (Consumer Discretionary) ...........................           2,060       167,305
RWE AG (Energy) ............................................             622        13,900

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
GERMANY (CONTINUED)
SAP AG (Information Technology) ............................           1,833   $   138,778
Schering AG (Healthcare) ...................................             287        11,655
Siemens AG (Industrial & Commercial) .......................           1,343        55,342
Surgutneftegaz ADR (Energy) ................................           2,800        40,740
ThyssenKrupp AG (Materials) ................................           1,000         8,024
TUI AG (Information & Entertainment) .......................             198         1,887
Volkswagen AG (Consumer Discretionary) .....................             368        11,714
Volkswagen VKW AG (Consumer Discretionary) .................             176         4,210
WCM Beteiligungs-und Grandbesitz AG (Real Estate)+ .........             283           509
                                                                               -----------
                                                                                 1,011,017
                                                                               -----------

GREECE -- 0.6%
Alpha Bank A.E. (Finance) ..................................             315         3,461
Aluminium of Greece SAIC (Materials) .......................              30           563
Attica Enterprises Holding SA (Industrial & Commercial) ....              50            93
Coca-Cola Hellenic Bottling Co. SA (Consumer Staples) ......             140         1,770
Commercial Bank of Greece (Finance) ........................             126         1,239
EFG Eurobank Ergasias (Finance) ............................             247         2,445
EYDAP Athens Water Supply & Sewage Co. SA (Industrial &
 Commercial) ...............................................             540         1,731
Folli-Follie (Consumer Discretionary) ......................              20           239
Greek Organization of Football Prognostics (Information &
 Entertainment)                                                       15,190       125,851
Hellenic Duty Free Shops SA (Consumer Discretionary) .......              40           354
Hellenic Petroleum SA (Energy) .............................             170           893
Hellenic Technodomiki Tev SA (Industrial & Commercial) .....             110           636
Hellenic Telecommunications Organization SA (Information
 Technology) ...............................................             368         3,346
Intracom SA (Information Technology) .......................             140           614
M.J. Maillis SA (Industrial & Commercial) ..................             120           314
National Bank of Greece SA (Finance) .......................             267         2,625
Papastratos Cigarette Co. (Consumer Staples) ...............              30           562
Piraeus Bank SA (Finance) ..................................             225         1,236
Public Power Corp. (Utilities) .............................             130         1,879
Technical Olympic SA (Industrial & Commercial) .............             130           335
Titan Cement Co (Materials) ................................              40         1,306
Viohalco (Industrial & Commercial) .........................             220           662
Vodafone Panafon SA (Information Technology) ...............              60           328
                                                                               -----------
                                                                                   152,482
                                                                               -----------

HONG KONG -- 0.7%
ASM Pacific Technology, Ltd. (Information Technology) ......             500         1,186
Bank of East Asia, Ltd. (Finance) ..........................           2,000         3,667
BOC Hong Kong (Holdings), Ltd. (Finance)+ ..................           4,000         4,154
Cathay Pacific Airways, Ltd. (Information &
 Entertainment) ............................................           2,000         2,449
Cheung Kong (Holdings), Ltd. (Real Estate) .................           2,000        11,052
CLP Holdings, Ltd. (Utilities) .............................           2,900        11,973
Giordano International, Ltd. (Consumer Discretionary) ......           2,000           628
Hang Lung Properties, Ltd. (Real Estate) ...................           1,000           949
Hang Seng Bank, Ltd. (Finance) .............................           6,400        65,235
Henderson Land Development Co., Ltd. (Real Estate) .........           2,000         4,988
Hong Kong & China Gas Co., Ltd. (Utilities) ................           5,392         6,637
Hong Kong Electric Holdings, Ltd. (Utilities) ..............           2,000         7,975
Hong Kong Exchanges & Clearing, Ltd. (Finance) .............           2,000         2,128

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210
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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
HONG KONG (CONTINUED)
Hutchison Whampoa, Ltd. (Industrial & Commercial) ..........           4,300   $    23,376
Hysan Development Co., Ltd. (Real Estate) ..................           1,000           692
Li & Fung, Ltd. (Industrial & Commercial) ..................           4,000         4,205
New World Development Co., Ltd. (Industrial &
 Commercial) ...............................................           2,126           729
PCCW, Ltd. (Information Technology)+ .......................           7,923         4,495
Shangri-La Asia, Ltd. (Information & Entertainment) ........           2,000         1,308
Sino Land Co., Ltd. (Real Estate) ..........................           2,000           558
Sun Hung Kai Properties, Ltd. (Real Estate) ................           2,000         9,590
Swire Pacific Ltd., Class A (Industrial & Commercial) ......           1,500         5,924
Wharf Holdings, Ltd. (Industrial & Commercial) .............           2,000         3,975
                                                                               -----------
                                                                                   177,873
                                                                               -----------

IRELAND -- 2.8%
Allied Irish Banks, PLC (Dublin) (Finance) .................           6,868        94,713
Allied Irish Banks, PLC (London) (Finance) .................           7,431       102,233
Anglo Irish Bank Corp. (Finance) ...........................          23,700       169,596
Bank of Ireland (Dublin) (Finance) .........................           9,717       102,858
CRH, PLC (Real Estate) .....................................             866        12,367
DCC, PLC (Industrial & Commercial) .........................             128         1,361
Elan Corp., PLC (Healthcare)+ ..............................             602         1,706
Greencore Group, PLC (Consumer Staples) ....................             411         1,120
Iaws Group, PLC (Industrial & Commercial) ..................          17,700       137,811
Independent News & Media, PLC (Information &
 Entertainment) ............................................             757         1,114
Irish Life & Permanent, PLC (Finance) ......................          12,684       131,361
Kerry Group, PLC, Class A (Consumer Staples) ...............             213         2,856
Waterford Wedgewood, Ltd. (Consumer Staples)(1) ............             909           248
                                                                               -----------
                                                                                   759,344
                                                                               -----------

ITALY -- 3.4%
ACEA SpA (Utilities) .......................................             198           706
Alitalia SpA (Information & Entertainment)+ ................           1,648           377
Alleanza Assicurazioni SpA (Finance) .......................             734         5,505
Arnoldo Mondadori Editore SpA (Information &
 Entertainment) ............................................             264         1,684
Assicurazione Generali SpA (Finance) .......................           1,677        34,516
Autogrill SpA (Information & Entertainment)+ ...............             232         1,821
Banca Di Roma SpA (Finance) ................................           1,926         2,708
Banca Fideuram SpA (Finance) ...............................             393         1,607
Banca Intesa SpA (Finance) .................................             266           418
Banca Monte dei Paschi di Siena SpA (Finance) ..............           1,052         2,380
Banca Nazionale del Lavoro (Finance)+ ......................           2,371         2,988
Banca Popolare di Milano (Finance)+ ........................             603         2,301
Banco Popolare di Verona e Novara Scrl (Finance) ...........          12,000       136,051
Benetton Group SpA (Consumer Discretionary) ................             140           994
Bulgari SpA (Consumer Discretionary) .......................             299         1,239
Davide Campari -- Milano SpA (Consumer Staples)+ ...........           4,350       140,842
E.Biscom (Information Technology)+ .........................               3            75
Enel SpA (Utilities) .......................................           3,415        19,471
Eni SpA (Energy) ...........................................           9,944       132,687
Fiat SpA (Consumer Discretionary) ..........................             414         2,541
Fiat SpA RNC (Consumer Discretionary) ......................              33           122
Fineco SpA (Finance)+ ......................................           2,130           794

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
ITALY (CONTINUED)
Gruppo Editoriale L'Espresso SpA (Information &
 Entertainment) ............................................             222   $       757
IntesaBci SpA (Finance) ....................................           6,679        14,853
Italcementi SpA (Materials) ................................              75           703
Luxottica Group SpA (Healthcare) ...........................             189         2,021
Mediaset SpA (Information & Entertainment) .................           1,844        13,991
Mediobanca SpA (Finance) ...................................             702         5,533
Mediolanum SpA (Finance) ...................................             289         1,207
Parmalat Finanz SpA (Consumer Staples) .....................             724         1,444
Pirelli SpA (Consumer Discretionary) .......................           2,215         1,748
Riunione Adriatica di Sicurtza SpA (Finance) ...............             635         7,885
Sanpaolo IMI SpA (Finance) .................................           1,395         9,474
Seat Pagine Gialle SpA (Information & Entertainment)+ ......           8,060         5,175
Snam Rete Gas (Utilities) ..................................           1,373         4,820
Snia SpA (Healthcare)+ .....................................             341           598
Telecom Italia Mobile SpA (Information Technology) .........           8,045        32,801
Telecom Italia SpA (Information Technology) ................           9,822        67,671
Telecom Italia SpA -- RNC (Information Technology) .........           2,873        12,089
Tiscali SpA (Information Technology)+ ......................             241           962
UniCredito Italiano SpA (Finance) ..........................          72,094       274,290
                                                                               -----------
                                                                                   949,849
                                                                               -----------

JAPAN -- 18.9%
Acom Co., Ltd. (Finance) ...................................             200         5,251
Advantest Corp. (Information Technology) ...................             100         3,574
Aiful Corp. (Finance) ......................................              50         1,652
Ajinomoto Co., Inc. (Consumer Staples) .....................           1,000        10,324
Alps Electric Co., Ltd. (Industrial & Commercial) ..........          12,800       154,478
Aoyama Trading Co., Ltd. (Consumer Discretionary) ..........             100         1,358
Asahi Breweries, Ltd. (Consumer Staples) ...................           1,000         6,360
Asahi Chemical Industry Co., Inc. (Materials) ..............           2,000         5,234
Asahi Glass Co., Ltd. (Materials) ..........................           3,000        16,159
Ashikaga Financial Group, Inc. (Finance)+ ..................           1,000         1,143
Bank of Fukuoka, Ltd. (Finance) ............................           1,000         3,743
Bank of Yokohama, Ltd. (Finance) ...........................           1,000         3,134
Benesse Corp. (Industrial & Commercial) ....................             100         1,143
Bridgestone Corp. (Consumer Discretionary) .................           1,000        11,798
Canon, Inc. (Information Technology) .......................           1,000        35,062
Cawachi, Ltd. (Consumer Discretionary) .....................             750        45,035
Central Japan Railway Co. (Industrial & Commercial) ........               2        12,009
Chiba Bank, Ltd. (Finance) .................................           1,000         2,896
Chubu Electric Power Co., Inc. (Utilities) .................           1,000        17,870
Chugai Pharmaceutical Co., Ltd. (Healthcare) ...............             300         3,046
Circle K Japan Co., Ltd. (Consumer Discretionary) ..........           3,500        44,641
Colin Corp. (Healthcare) ...................................           1,300        23,671
Credit Saison Co., Ltd. (Finance) ..........................             200         3,464
CSK Corp. (Information Technology) .........................             100         1,606
Dai Nippon Printing Co., Ltd. (Industrial & Commercial) ....           1,000         9,604
Daiichi Pharmaceutical Co., Ltd. (Healthcare) ..............             300         4,035
Dainippon Ink & Chemicals, Inc. (Materials) ................           1,000         1,635
Daito Trust Construction Co., Ltd. (Real Estate) ...........             100         2,050
Daiwa House Industry Co., Ltd. (Consumer Discretionary) ....           1,000         5,784

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212

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Daiwa Securities Group, Inc. (Finance) .....................           2,000   $     8,249
Denso Corp. (Consumer Discretionary) .......................           1,000        14,669
Dentsu, Inc (Industrial & Commercial) ......................              25        69,024
Don Quijote Co., Ltd. (Consumer Discretionary) .............           1,600       134,694
East Japan Railway Co. (Industrial & Commercial) ...........               5        21,935
Ebara Corp. (Industrial & Commercial) ......................           1,000         3,100
Eisai Co., Ltd. (Healthcare) ...............................             400         7,402
FamilyMart Co., Ltd. (Consumer Discretionary) ..............           5,104        89,912
Fanuc, Ltd. (Information Technology) .......................             500        21,766
Fast Retailing Co., Ltd. (Consumer Discretionary) ..........             100         2,473
Fuji Photo Film Co., Ltd. (Information & Entertainment) ....           8,000       246,623
Fujitsu, Ltd. (Information Technology) .....................           2,000         5,420
Furukawa Electric Co., Ltd. (Information Technology) .......           1,000         2,092
Gunma Bank, Ltd. (Finance) .................................           1,000         3,752
Hitachi Zosen Corp. (Industrial & Commercial)+ .............             500           229
Hitachi, Ltd. (Industrial & Commercial) ....................           5,000        17,489
Hokuriku Bank, Ltd. (Finance)+ .............................           1,000         1,186
Honda Motor Co., Ltd. (Consumer Discretionary) .............           5,900       197,375
House Food Corp. (Consumer Staples) ........................             100           932
Hoya Corp. (Healthcare) ....................................             200        12,111
Isetan Co. (Consumer Discretionary) ........................           4,600        30,777
Ishikawajima-Harima Heavy Industries Co., Ltd. (Industrial &
 Commercial) ...............................................           2,000         1,914
Ito-Yokado Co., Ltd. (Consumer Discretionary) ..............           1,000        27,101
Itochu Corp. (Industrial & Commercial) .....................           2,000         4,878
Japan Airlines System (Information & Entertainment)+ .......           2,000         3,879
Japan Medical Dynamic Marketing, Inc. (Healthcare) .........           4,100        52,155
Japan Tobacco, Inc. (Consumer Staples) .....................               2        11,975
JFE Holding, Inc. (Finance) ................................             700         8,893
Joyo Bank, Ltd. (Finance) ..................................           1,000         2,634
Jusco Co., Ltd. (Consumer Discretionary) ...................           1,000        20,114
Kajima Corp. (Materials) ...................................           1,000         1,855
Kaneka Corp. (Materials) ...................................           1,000         4,717
Kansai Electric Power Co., Inc. (Utilities) ................           1,100        16,694
Kao Corp. (Consumer Staples) ...............................          11,000       223,121
Katokichi Co., Ltd. (Consumer Staples) .....................             100         1,625
Kawasaki Heavy Industries, Ltd. (Industrial &
 Commercial) ...............................................           1,000           838
Keio Electric Railway Co., Ltd. (Industrial &
 Commercial) ...............................................           1,000         4,802
Kinki Nippon Railway Co., Ltd. (Industrial &
 Commercial)+ ..............................................           2,000         4,709
Kirin Brewery Co., Ltd. (Consumer Staples) .................           1,000         7,512
Kokuyo Co., Ltd. (Consumer Discretionary) ..................             100           809
Komatsu, Ltd. (Industrial & Commercial) ....................           1,000         3,693
Konami Corp. (Information & Entertainment) .................             200         2,939
Konica Corp. (Information & Entertainment) .................           1,000         7,953
Kose Corp. (Consumer Staples) ..............................           4,400       137,133
Kubota Corp. (Industrial & Commercial) .....................           2,000         5,048
Kuraray Co., Ltd. (Consumer Discretionary) .................           1,000         5,886
Kurita Water Industries, Ltd. (Consumer Staples) ...........             100           867
Kyocera Corp. (Information Technology) .....................             300        14,940
Kyushu Electric Power Co., Inc. (Energy) ...................             600         8,791
Lawson, Inc. (Consumer Discretionary) ......................             100         2,896
Marubeni Corp. (Industrial & Commercial) ...................           1,000           940
Marui Co., Ltd. (Consumer Discretionary) ...................           1,000         8,444

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Matsumotokiyoshi Co., Ltd. (Consumer Discretionary) ........           3,000   $   129,071
Matsushita Electric Industrial Co., Ltd. (Information
 Technology) ...............................................           4,000        34,317
Millea Holdings, Inc. (Materials) ..........................               2        12,467
Minebea Co., Ltd. (Industrial & Commercial) ................           1,000         3,295
Mitsubishi Chemical Corp. (Materials) ......................           8,000        14,228
Mitsubishi Corp. (Industrial & Commercial) .................           2,000        12,399
Mitsubishi Electric Corp. (Industrial & Commercial) ........           2,000         5,539
Mitsubishi Estate Co., Ltd. (Real Estate) ..................           1,000         6,183
Mitsubishi Heavy Industries, Ltd. (Industrial &
 Commercial) ...............................................           4,000         9,621
Mitsubishi Materials Corp. (Materials)+ ....................           1,000           949
Mitsubishi Rayon Co., Ltd. (Materials) .....................           1,000         2,422
Mitsubishi Tokyo Financial Group, Inc. (Finance) ...........               6        22,867
Mitsui & Co., Ltd. (Industrial & Commercial) ...............           2,000         9,723
Mitsui Chemicals, Inc. (Materials) .........................           1,000         3,947
Mitsui Engineering & Shipbuilding Co., Ltd. (Industrial &
 Commercial)+ ..............................................           1,000           796
Mitsui Fudosan Co., Ltd. (Real Estate) .....................           1,000         5,759
Mitsui Mining & Smelting Co., Ltd. (Materials) .............           1,000         2,490
Mitsui O.S.K. Lines, Ltd. (Industrial & Commercial) ........          26,000        62,537
Mitsui Sumitomo Insurance Co., Ltd. (Finance) ..............           2,000         8,605
Mitsui Trust Holdings, Inc. (Finance) ......................           1,000         1,795
Mitsumi Electric Co., Ltd. (Information Technology) ........             100           783
Mizuho Financial Group, Inc. (Finance)+ ....................              10         8,198
Murata Manufacturing Co., Ltd. (Information Technology) ....             400        15,583
NEC Corp. (Industrial & Commercial)+ .......................           2,000         6,623
NGK Insulators, Ltd. (Industrial & Commercial) .............           1,000         4,751
Nidec Corp. (Industrial & Commercial) ......................             100         5,657
Nikko Cordial Corp. (Finance) ..............................           2,000         5,505
Nintendo Co., Ltd. (Information & Entertainment) ...........             200        16,261
Nippon Express Co., Ltd. (Industrial & Commercial) .........           2,000         8,063
Nippon Mining Holdings, Inc. (Energy) ......................             500         1,025
Nippon Oil Corp. (Energy) ..................................           2,000         8,452
Nippon Steel Corp. (Materials) .............................           7,000         8,418
Nippon Telegraph & Telephone Corp. (Information
 Technology) ...............................................              11        37,544
Nippon Unipac Holding (Materials) ..........................               1         3,743
Nippon Yusen Kabushiki Kaisha (Industrial & Commercial) ....           2,000         6,945
Nissan Motor Co., Ltd. (Consumer Discretionary) ............           4,000        26,763
Nissin Food Products Co., Ltd. (Consumer Staples) ..........             100         2,083
Nitto Denko Corp. (Materials) ..............................           4,175       112,088
Nomura Securities Co., Ltd. (Finance) ......................          12,000       125,513
NTN Corp. (Materials) ......................................           1,000         3,981
NTT Data Corp. (Information Technology) ....................               2         5,471
NTT DoCoMo, Inc. (Information Technology) ..................              29        54,279
Obayashi Corp. (Consumer Discretionary) ....................           1,000         2,439
Oji Paper Co., Ltd. (Materials) ............................           1,000         4,048
Oki Electric Industry Co., Ltd. (Information
 Technology)+ ..............................................           1,000         2,194
Oriental Land Co, Ltd. (Information & Entertainment) .......             100         4,667
Orix Corp. (Finance) .......................................           1,600        82,659
Osaka Gas Co., Ltd. (Utilities) ............................           3,000         7,953
Paramount Bed Co., Ltd. (Healthcare) .......................           7,600       128,732
Park24 Co., Ltd. (Industrial & Commercial) .................           7,603       125,563
Pioneer Corp. (Information & Entertainment) ................             200         4,175
Promise Co., Ltd. (Finance) ................................             100         2,795

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214

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
QP Corp. (Consumer Staples) ................................          18,200   $   137,955
Resona Holdings, Inc. (Finance)+ ...........................           6,000         2,896
Ricoh Co., Ltd. (Information Technology)@ ..................          18,000       282,481
Rohm Co., Ltd. (Information Technology) ....................           1,000       108,829
Sankyo Co., Ltd. (Healthcare) ..............................           1,000        13,297
Sanyo Electric Co., Ltd. (Information Technology) ..........           2,000         5,488
SECOM Co., Ltd. (Information Technology) ...................             500        12,873
SEGA Corp. (Information & Entertainment)+ ..................             100           568
Seino Transportation (Industrial & Commercial) .............          24,200       146,338
Sekisui House, Ltd. (Consumer Discretionary) ...............           1,000         7,156
Seven-Eleven Japan Co., Ltd. (Consumer Discretionary) ......           1,000        26,509
Sharp Corp. (Information Technology) .......................           2,000        19,818
Shimachu Co. (Consumer Staples) ............................             100         1,893
Shimano, Inc. (Information & Entertainment) ................             100         1,385
Shimizu Corp. (Real Estate) ................................           1,000         2,261
Shin-Etsu Chemical Co., Ltd. (Materials) ...................           6,300       195,816
Shiseido Co., Ltd. (Consumer Staples) ......................           1,000         9,841
Shizuoka Bank, Ltd. (Finance) ..............................           1,000         6,479
Showa Denko K.K. (Materials)+ ..............................           1,000         1,296
Showa Shell Sekiyu K.K. (Energy) ...........................             200         1,294
Skylark Co., Ltd. (Information & Entertainment) ............           2,700        31,785
SMC Corp. (Industrial & Commercial) ........................             100         7,859
Softbank Corp. (Information Technology) ....................             300         3,506
Sompo Japan Insurance, Inc. (Finance) ......................           1,000         4,692
Sony Corp. (Information Technology) ........................           1,500        53,356
Stanley Electric Co., Ltd. (Utilities) .....................          11,100       140,730
Sumitomo Chemical Co., Ltd. (Materials) ....................           2,000         6,792
Sumitomo Corp. (Industrial & Commercial) ...................           2,000         9,096
Sumitomo Electric Industries, Ltd. (Industrial &
 Commercial) ...............................................           1,000         6,267
Sumitomo Metal Industries, Ltd. (Materials) ................           4,000         1,829
Sumitomo Metal Mining Co., Ltd. (Materials) ................           1,000         3,151
Sumitomo Mitsui Financial Group, Inc. (Finance) ............               8        14,364
Sumitomo Trust & Banking Co., Ltd. (Finance) ...............           1,000         2,710
Sundrug Co., Ltd. (Consumer Discretionary) .................           1,250        34,935
Taiheiyo Cement Corp. (Materials) ..........................           1,000         1,448
Taisei Corp. (Consumer Discretionary) ......................           1,000         1,880
Takashimaya Co., Ltd. (Consumer Discretionary) .............           1,000         3,989
Takeda Chemical Industries, Ltd. (Healthcare)@ .............           7,900       296,396
Takefuji Corp. (Finance) ...................................             200         9,570
TDK Corp. (Information Technology) .........................             200         7,673
Teijin, Ltd. (Consumer Discretionary) ......................           1,000         2,253
Terumo Corp. (Healthcare) ..................................             300         4,342
THK Co., Ltd. (Industrial & Commercial) ....................             100           965
Toho Co., Ltd. (Information & Entertainment) ...............             100           934
Tohoku Electric Power Co., Inc. (Utilities) ................             700        10,197
Tokyo Electric Power Co., Inc. (Utilities) .................           2,000        38,365
Tokyo Electron, Ltd. (Information Technology) ..............             200         7,859
Tokyo Gas Co., Ltd. (Energy) ...............................           4,000        12,467
Tokyu Corp. (Industrial & Commercial) ......................           1,000         2,964
Toppan Forms Co., Ltd. (Industrial & Commercial) ...........           3,400        30,235
Toppan Printing Co., Ltd. (Industrial & Commercial) ........           1,000         6,377
Toray Industries, Inc. (Consumer Discretionary) ............           2,000         4,455

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Toshiba Corp. (Information Technology) .....................           4,000   $    10,603
Tosoh Corp. (Materials) ....................................           1,000         2,050
Toto, Ltd. (Consumer Staples) ..............................           1,000         4,455
Toyoda Gosei Co., Ltd. (Consumer Discretionary) ............             100         2,143
Toyota Industries Corp. (Industrial & Commercial) ..........             100         1,486
Toyota Motor Corp. (Consumer Discretionary) ................           3,900        87,034
Trend Micro, Inc. (Information Technology)+ ................           5,700        80,377
Ube Industries, Ltd. (Materials) ...........................           1,000         1,143
UFJ Holdings, Inc. (Finance)+ ..............................               5         4,997
Uni-Charm Corp. (Consumer Staples) .........................             100         3,947
West Japan Railway (Industrial & Commercial) ...............               1         3,176
Yahoo Japan Corp. (Information Technology)+ ................              14       115,605
Yamada Denki Co., Ltd. (Consumer Discretionary) ............             100         1,897
Yamaha Corp. (Information & Entertainment) .................             200         2,261
Yamanouchi Pharmaceutical Co., Ltd. (Healthcare) ...........             500        13,085
Yamato Transport Co., Ltd. (Industrial & Commercial) .......           1,000        11,323
                                                                               -----------
                                                                                 5,204,184
                                                                               -----------

KOREA -- 0.9%
Electrolux AB, Series B (Consumer Discretionary) ...........             440         6,987
Hana Bank GDR (Finance)+* ..................................           8,076        52,790
Hyundai Motor Co. GDR (Consumer Discretionary)+* ...........           3,441        34,582
Samsung Electronics Co., Ltd. GDR (Information
 Technology) ...............................................             700        79,100
Shinhan Financial Group Co., Ltd. (Finance) ................           9,600        79,041
                                                                               -----------
                                                                                   252,500
                                                                               -----------

LUXEMBOURG -- 0.0%
Arcelor (Materials)+ .......................................             533         4,683
                                                                               -----------

MEXICO -- 0.5%
Grupo Financiero BBVA Bancomer (Information &
 Entertainment)+ ...........................................         136,226       104,264
Grupo Televisa SA ADR (Information & Entertainment)+ .......           1,100        27,665
                                                                               -----------
                                                                                   131,929
                                                                               -----------

NETHERLANDS -- 4.5%
ABN AMRO Holdings NV (Finance) .............................           2,413        35,249
Aegon NV (Finance) .........................................           2,222        16,666
Akzo Nobel NV (Healthcare) .................................             485         9,633
ASML Holding NV (Information Technology)+ ..................             801         5,196
Buhrmann NV (Consumer Discretionary) .......................             175           393
Europeon Aeronautic Defense & Space Co. (Industrial &
 Commercial) ...............................................          13,502       101,563
Fugro NV (Industrial & Commercial) .........................           3,200       120,841
Gucci Group NV (Consumer Discretionary) ....................           1,798       171,312
Hagemeyer NV (Consumer Discretionary) ......................             173           654
Heineken NV (Consumer Staples) .............................             427        15,822
IHC Caland NV (Industrial & Commercial) ....................              53         2,258
ING Groep NV (Finance) .....................................          13,085       151,062
Knoninklijke Lunchtvaart Maatschappij NV (KLM) (Industrial &
 Commercial) ...............................................              36           225
Koninklijke (Royal) KPN NV (Consumer Staples)+ .............           2,935        18,814
Koninklijke Ahold NV (Consumer Staples) ....................           1,055         3,508

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)
Koninklijke Numico NV (Consumer Staples) ...................             262   $     1,648
Koninklijke Philips Electronics NV (Information
 Technology) ...............................................           2,226        34,920
Norsk Hydro ASA, Class B (Materials) .......................             253         9,531
Oce NV (Industrial & Commercial) ...........................             237         1,865
Orkla ASA (Consumer Staples) ...............................             321         4,767
Qiagen NV (Healthcare)+ ....................................             200         1,156
Reed Elsevier NV (Information & Entertainment) .............           1,031        10,374
Royal Dutch Petroleum Co. (Energy)@ ........................           4,048       164,646
Storebrand ASA (Finance)+ ..................................             300           998
TPG NV (Industrial & Commercial) ...........................             531         8,081
Unilever NV (Consumer Staples) .............................             966        57,446
Vedior NV (Industrial & Commercial) ........................           2,147         9,456
Vendex NV (Consumer Discretionary) .........................             154         1,153
VNU NV (Information & Entertainment) .......................          11,361       288,327
Wolters Kluwer NV (Information & Entertainment) ............             444         4,985
                                                                               -----------
                                                                                 1,252,549
                                                                               -----------

NEW ZEALAND -- 0.5%
Auckland International Airport, Ltd. (Industrial &
 Commercial) ...............................................             359         1,046
Carter Holt Harvey, Ltd. (Materials) .......................           2,288         2,256
Contact Energy, Ltd. (Utilities) ...........................             647         1,513
Fisher & Paykel Appliances Holdings, Ltd. (Consumer
 Discretionary) ............................................              85           445
Fisher & Paykel Healthcare Corp. (Healthcare) ..............             173           896
Fletcher Building, Ltd. (Consumer Discretionary) ...........             766         1,451
Fletcher Challenge Forest, Ltd. (Materials)+ ...............             391           223
Independent Newpapers, Ltd. (Information &
 Entertainment) ............................................             391           680
Sky City Entertainment, Ltd. (Information &
 Entertainment) ............................................             313         1,370
Telecom Corp. of New Zealand, Ltd. (Information
 Technology) ...............................................           1,533         3,839
Tower, Ltd. (Finance) ......................................             532           601
Warehouse Group (Consumer Discretionary) ...................          35,736       110,472
                                                                               -----------
                                                                                   124,792
                                                                               -----------

NORWAY -- 0.1%
Den Norke Bank ASA (Finance) ...............................             734         2,897
Gjensidige NOR ASA (Finance) ...............................              50         1,440
Kvaerner ASA (Energy)+ .....................................           2,000           877
Norske Skogindustrier ASA, Class A (Materials) .............             220         2,798
Schibsted ASA (Information & Entertainment) ................             100           963
Smedvig SA (Energy) ........................................             200           825
Statoil ASA (Energy) .......................................             626         4,863
Tanderg ASA (Information Technology)+ ......................             200           503
Telenor ASA (Information Technology) .......................             630         2,018
Tomra Systems ASA (Industrial & Commercial) ................             300         1,291
                                                                               -----------
                                                                                    18,475
                                                                               -----------

PORTUGAL -- 0.1%
Banco Comercial Portugues SA (Finance) .....................           2,388         3,254
Banco Espirito Santo SA (Finance) ..........................             163         2,132
BPI-SGPS SA (Finance) ......................................             934         2,260
Brisa-Auto Estradas de Portugal SA (Industrial &
 Commercial) ...............................................           1,000         5,342

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
PORTUGAL (CONTINUED)
Cimpor-Cimentos de Portugal SA (Materials) .................              95   $     1,698
Electricidade de Portugal SA (Utilities) ...................           3,293         5,636
Jeronimo Martins SGPS SA (Consumer Staples)+ ...............             100           720
Portugal Telecom SGPS SA (Information Technology) ..........           1,290         8,930
PT Multimedia Servicos (Information Technology)+ ...........              79           939
Sonae SGPS SA (Consumer Discretionary)+ ....................           2,335           942
                                                                               -----------
                                                                                    31,853
                                                                               -----------

SINGAPORE -- 2.6%
Allgreen Properties, Ltd. (Real Estate) ....................           1,000           470
Altadis SA (Consumer Staples) ..............................             474        11,544
Banco Bilbao Vizcaya SA (Finance) ..........................           5,116        42,554
Capitaland, Ltd. (Real Estate) .............................           2,000         1,179
Chartered Semiconductors Manufacturing, Ltd. (Information
 Technology)+ ..............................................           2,000           714
City Developments, Ltd. (Real Estate) ......................           1,000         2,006
Creative Technology, Ltd. (Information Technology) .........             100           606
Datacraft Asia, Ltd. (Information Technology)+ .............           1,000           510
DBS Group Holdings, Ltd. (Finance) .........................           2,163        11,277
Endesa SA (Utilities) ......................................           1,552        18,865
GES International, Ltd. (Information Technology) ...........           1,000           162
Great Eastern Holdings, Ltd. (Finance) .....................          18,500        95,407
Guocoland, Ltd. (Real Estate) ..............................           1,000           411
Haw Parnership Corp., Ltd. (Industrial & Commercial) .......              40            74
Iberdrola SA (Utilities) ...................................           1,292        21,029
Keppel Corp., Ltd. (Industrial & Commercial) ...............          39,000        92,828
Keppel Land, Ltd. (Real Estate) ............................           1,000           657
Neptune Orient Lines, Ltd. (Industrial & Commercial)+ ......           1,000           595
Oversea-Chinese Banking Corp., Ltd. (Finance) ..............           2,050        10,979
Parkway Holdings, Ltd. (Healthcare) ........................           1,000           434
Peoples Food Holdings, Ltd. (Consumer Staples)+ ............          71,000        40,237
SembCorp Industries, Ltd. (Industrial & Commercial)(2) .....           2,000         1,235
SembCorp Logistics, Ltd. (Industrial & Commercial)(2) ......          49,854        48,030
Singapore Airlines, Ltd. (Information & Entertainment) .....           1,000         4,959
Singapore Exchange, Ltd. (Finance) .........................           1,000           708
Singapore Press Holdings, Ltd. (Information &
 Entertainment) ............................................           1,000        10,088
Singapore Technologies Engineering, Ltd. (Industrial &
 Commercial) ...............................................           3,000         3,026
Singapore Telecommunications, Ltd. (Information
 Technology) ...............................................           8,000         6,075
ST Assembly Test Services, Ltd. (Information
 Technology)+ ..............................................           1,000           657
United Overseas Bank, Ltd. (Finance) .......................          26,000       151,767
Venture Manufacturing Ltd. (Information Technology) ........          17,000       134,879
Wing Tai Holdings Ltd. (Real Estate) .......................           2,000           533
                                                                               -----------
                                                                                   714,495
                                                                               -----------

SPAIN -- 4.1%
Acciona SA (Industrial & Commercial) .......................              45         2,105
Acerinox SA (Materials) ....................................           3,866       139,037
ACS Actividades de Construccion y Servicios SA (Real
 Estate) ...................................................              73         2,574
Amadeus Global Travel Distrubution SA, Class A (Information
 & Entertainment) ..........................................             420         1,928
Autopistas, Concesionaria Espanda SA (Industrial &
 Commercial) ...............................................             225         2,899
Banco Santander Central Hispano SA (Finance) ...............           7,227        46,089
Corp Mapfre SA (Finance) ...................................          19,832       161,284

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
SPAIN (CONTINUED)
Fomento de Construcciones y Contratas SA (Consumer
 Discretionary) ............................................             106   $     2,657
Gas Natural SDG, SA (Utilities) ............................             384         6,396
Grupo Dragados SA (Industrial & Commercial) ................           5,311        98,600
Grupo Ferrovial SA (Industrial & Commercial) ...............           5,099       132,074
Iberia Lineas Aereas de Espana SA (Information &
 Entertainment) ............................................          88,781       124,852
Industria de Diseno Textil SA (Consumer Discretionary) .....           3,647        70,729
Metrovacesa SA (Real Estate) ...............................              82         2,334
NH Hoteles SA (Information & Entertainment)+ ...............             189         1,541
Promotora De Informaciones SA (Information &
 Entertainment) ............................................             151           946
Prosegur, Compania de Securidad SA (Industrial &
 Commercial) ...............................................          12,800       139,539
Repsol YPF SA (Energy) .....................................           1,549        22,324
Sociedad General de Aguas de Barcelona SA (Utilities) ......             178         1,939
Sol Melia SA (Information & Entertainment) .................             139           449
Telefonia Publicidad Informacion SA (Information &
 Entertainment) ............................................             311         1,159
Telefonica SA (Information Technology)+ ....................          16,986       158,721
TelePizza SA (Information & Entertainment)+ ................             469           496
Terra Networks SA (Information Technology)+ ................             685         3,286
Union Fenosa SA (Energy) ...................................             402         5,105
Vallehermoso SA (Real Estate) ..............................             202         2,090
Zeltia SA (Healthcare) .....................................             218         1,452
                                                                               -----------
                                                                                 1,132,605
                                                                               -----------

SWEDEN -- 1.2%
Assa Abloy AB, Class B (Industrial & Commercial) ...........             400         3,282
Atlas Copco AB, Class A (Industrial & Commercial) ..........             152         3,006
Atlas Copco AB, Class B (Industrial & Commercial) ..........             100         1,842
Drott AB, Class B (Real Estate) ............................             100         1,104
Eniro AB (Information & Entertainment) .....................           2,922        19,147
Gambro AB, Class A (Healthcare) ............................             200           838
Gambro AB, Class B (Healthcare) ............................             200           836
Hennes & Mauritz AB, Class B (Consumer Discretionary) ......             800        16,812
Holmen AB, Class B (Materials) .............................             100         2,332
Modern Times Group, Class B (Information &
 Entertainment)+ ...........................................              81           588
Nobel Biocare Holding AG (Healthcare)+ .....................              50         2,651
Nordea AB (Finance) ........................................           4,200        18,546
OM AB (Finance) ............................................             200           881
Sandvik AB (Industrial & Commercial) .......................             300         6,765
Securitas AB, Class B (Industrial & Commercial) ............          18,679       176,427
Skandia Forsakrings AB (Finance) ...........................           1,600         3,344
Skandinaviska Enskilda Banken AB, Class A (Finance) ........           1,200        10,413
Skanska AB, Class B (Real Estate) ..........................             616         2,815
SKF AB, Class B (Materials) ................................             169         4,330
Svenska Cellulosa AB, Class B (Materials) ..................             333        10,517
Svenska Handelsbanken AB, Series A (Finance) ...............             773        10,906
Svenska Handelsbanken AB, Series B (Finance) ...............             134         1,827
Swedish Match AB (Consumer Staples) ........................             500         3,719
Tele2 AB, Class B (Information Technology)+ ................             150         4,542
Telefonaktiebolaget LM Ericsson, Class B (Information
 Technology)+ ..............................................          26,732        16,727
Telia AB (Information Technology) ..........................           3,459         9,924
Volvo AB, Class A (Consumer Discretionary) .................             100         1,694
Volvo AB, Class B (Consumer Discretionary) .................             370         6,574

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
SWEDEN (CONTINUED)
WM-data AB, Class B (Information Technology) ...............           1,000   $       927
                                                                               -----------
                                                                                   343,316
                                                                               -----------

SWITZERLAND -- 7.4%
ABB, Ltd. (Industrial & Commercial)+ .......................           1,546         3,621
Adecco SA (Industrial & Commercial) ........................           4,413       122,425
Ciba Specialty Chemicals AG (Materials) ....................             109         7,123
Clariant AG (Materials) ....................................             237         2,154
Compagnie Financiere Richemont AG, Class A (Consumer
 Discretionary)(1) .........................................             869        11,845
Converuim Holding AG (Finance)+ ............................           1,733        72,979
Credit Suisse Group (Finance)+ .............................           2,032        35,279
Forbo Holding AG (Industrial & Commercial) .................               2           584
Geberit AG (Consumer Discretionary)+ .......................             505       158,005
Georg Fisher AG, Series B (Consumer Discretionary)+ ........               9           672
Givaudan SA (Materials) ....................................              10         3,812
Holcim, Ltd., Class B (Materials) ..........................              53         8,742
Kudelski SA (Information Technology)+ ......................              62           751
Kuoni Reisen Holdings (Information & Entertainment)+ .......               5           990
Logitech International SA (Information Technology)+ ........           3,477       102,110
Lonza Group AG (Materials) .................................              73         4,131
Nestle SA (Consumer Staples) ...............................           1,908       377,075
Nobel Biocare Holding AG (Healthcare) ......................           2,500       132,060
Novartis AG (Healthcare)@ ..................................          15,504       573,289
Phonak Holding AG (Healthcare) .............................              62           552
PubliGroupe SA (Information & Entertainment)+ ..............               4           588
Roche Holdings AG-Bearer (Healthcare) ......................             129        11,913
Roche Holdings AG-Genusschein (Healthcare) .................           1,081        64,610
Schindler Holding AG (Industrial & Commercial) .............               8         1,182
Serono SA, Class B (Healthcare) ............................              12         5,727
Societe Generale Surveillance Holdings SA (Industrial &
 Commercial) ...............................................               9         2,892
Sulzer AG (Industrial & Commercial)+ .......................               6           735
Sulzer Medica (Healthcare)+ ................................              18         3,843
Swatch Group AG (Consumer Discretionary) ...................             300         5,109
Swatch Group AG, Class B (Consumer Discretionary) ..........              20         1,655
Swiss Re (Finance) .........................................             539        26,401
Swisscom AG (Information Technology) .......................              65        19,953
Syngenta AG (Materials) ....................................             808        36,772
Tecan Group AG (Healthcare) ................................              24           593
UBS AG (Finance)+ ..........................................           2,130        90,484
Unaxis Holding AG (Information Technology) .................              21         1,375
Valora Holdings AG (Consumer Discretionary) ................               6           999
Zurich Financial Services AG (Finance) .....................           1,739       147,749
                                                                               -----------
                                                                                 2,040,779
                                                                               -----------

UNITED KINGDOM -- 21.9%
3i Group, PLC (Industrial & Commercial) ....................           1,036         6,815
Aegis Group, PLC (Information & Entertainment) .............           1,905         1,640
Aggregate Industries, PLC (Materials) ......................         106,000       123,880
Aggreko, PLC (Industrial & Commercial) .....................             474         1,033
AMEC, PLC (Real Estate) ....................................             538         1,655
Amersham, PLC (Healthcare) .................................           1,152         7,478

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
COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Amey, PLC (Industrial & Commercial) ........................           7,965   $     2,955
Amvescap, PLC (Finance) ....................................           1,079         4,771
ARM Holdings, PLC (Information Technology)+ ................           1,860         1,505
Associated British Ports Holdings, PLC (Industrial &
 Commercial) ...............................................             548         3,445
AstraZeneca Group, PLC (Healthcare) ........................           2,922        99,539
Aviva, PLC (Finance) .......................................           3,838        21,336
AWG, PLC (Industrial & Commercial)+ ........................             402         3,339
BAA, PLC (Industrial & Commercial) .........................          25,939       192,538
BAE Systems, PLC (Industrial & Commercial) .................           5,026         8,890
Balfour Beatty, PLC (Real Estate) ..........................             689         1,600
Barclays, PLC (Finance) ....................................          36,936       212,915
Barratt Developments, PLC (Real Estate) ....................             399         2,458
BBA Group, PLC (Consumer Discretionary) ....................             822         2,207
Berkeley Group, PLC (Real Estate) ..........................             229         2,265
BG Group, PLC (Utilities) ..................................           5,980        22,690
BHP Billiton, PLC (Materials) ..............................           3,951        19,780
BOC Group, PLC (Materials) .................................             816         9,756
Boots Group, PLC (Consumer Discretionary) ..................           1,396        11,696
BP Amoco, PLC (Energy) .....................................          49,668       314,743
BPB Industries, PLC (Materials) ............................             801         3,409
British Airways, PLC (Information & Entertainment)+ ........           1,719         2,823
British American Tobacco, PLC (Consumer Staples) ...........           2,742        25,615
British Land Co., PLC (Real Estate) ........................             851         5,520
British Sky Broadcasting Group, PLC (Information &
 Entertainment)+ ...........................................          16,974       167,946
BT Group, PLC (Information Technology) .....................          14,407        35,722
Bunzl, PLC (Consumer Discretionary) ........................             769         4,664
Cable & Wireless, PLC (Information Technology) .............           3,480         3,792
Cadbury Schweppes, PLC (Consumer Staples) ..................           3,419        18,089
Canary Wharf Group, PLC (Real Estate)+ .....................             807         1,848
Capita Group, PLC (Industrial & Commercial) ................          16,678        62,293
Carlton Communications, PLC (Information &
 Entertainment) ............................................           1,077         1,505
Cattles, PLC (Finance) .....................................          30,400       133,230
Celltech Group, PLC (Healthcare)+ ..........................             456         1,919
Centrica, PLC (Utilities) ..................................           7,198        16,398
Chubb, PLC (Information Technology) ........................           1,427         1,318
Close Brothers Group (Finance) .............................          16,112       124,938
Compass Group, PLC (Consumer Staples) ......................           3,756        16,031
Corus Group (Materials)+ ...................................           5,200           536
Daily Mail & General Trust (Information & Entertainment) ...             500         3,652
De La Rue, PLC (Industrial & Commercial) ...................             324           947
Diageo, PLC (Consumer Staples) .............................          27,472       281,579
Dixons Group, PLC (Consumer Discretionary) .................          31,766        42,894
Electrocomponents, PLC (Information Technology) ............             638         2,589
EMI Group, PLC (Information & Entertainment) ...............           1,308         1,844
Exel, PLC (Industrial & Commercial) ........................          19,755       175,495
FirstGroup, PLC (Information & Entertainment) ..............             655         2,477
FKI, PLC (Industrial & Commercial) .........................             918           928
GAME Group, PLC (Consumer Discretionary) ...................          58,100        33,033
GKN, PLC (Consumer Discretionary) ..........................           1,169         2,972
GlaxoSmithKline, PLC (Healthcare)@ .........................          32,066       563,644
Granada, PLC (Information & Entertainment) .................           4,621         4,160
Great Portland Estates, PLC (Real Estate) ..................             429         1,467

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
GUS, PLC (Consumer Discretionary) ..........................           1,654   $    12,721
Hammerson, PLC (Real Estate) ...............................             481         3,266
Hanson, PLC (Materials) ....................................           1,273         6,197
Hays, PLC (Industrial & Commercial) ........................           2,743         3,357
HBOS, PLC (Finance) ........................................           6,389        65,535
Hilton Group, PLC (Information & Entertainment) ............           2,629         5,719
HIT Entertainment, PLC (Information & Entertainment) .......          39,000       117,950
HSBC Holdings, PLC (London) (Finance) ......................          15,995       163,943
IMI, PLC (Industrial & Commercial) .........................             573         2,351
Imperial Chemical Industries, PLC (Materials) ..............           1,997         2,902
Imperial Tobacco Group, PLC (Consumer Staples) .............           1,213        19,253
International Power, PLC (Utilities)+ ......................          78,890       104,968
Invensys, PLC (Industrial & Commercial) ....................           6,683         1,108
J Sainsbury, PLC (Consumer Discretionary) ..................           2,510         8,721
J.D. Wetherspoon, PLC (Information & Entertainment) ........          31,300        81,810
Jardine Lloyd Thompson Group, PLC (Finance) ................          13,900       122,384
Jarvis, PLC (Industrial & Commercial) ......................          29,800       117,422
Johnson Matthey, PLC (Industrial & Commercial) .............             374         4,353
Kelda Group, PLC (Utilities) ...............................             707         4,573
Kidde, PLC (Industrial & Commercial) .......................           1,403         1,473
Kingfisher, PLC (Consumer Discretionary) ...................           4,253        15,449
Land Securities Group, PLC (Real Estate) ...................             746         8,630
Legal & General Group, PLC (Finance) .......................          75,413        82,774
Linde AG (Industrial & Commercial) .........................             150         4,767
Lloyds TSB Group, PLC (Finance) ............................           9,418        47,894
Logica, PLC (Information Technology) .......................           1,249         1,795
Man Group, PLC (Finance) ...................................             436         6,689
Marks & Spencer Group, PLC (Consumer Discretionary) ........           3,778        16,826
Misys, PLC (Information Technology) ........................             969         2,315
National Grid Group, PLC (Utilities) .......................           5,249        32,123
Next Group (Consumer Discretionary) ........................           9,404       126,091
Novar, PLC (Industrial & Commercial) .......................             731         1,293
P&O Princess Cruises, PLC (Information & Entertainment) ....          11,409        74,460
Pearson, PLC (Information & Entertainment) .................           1,336        10,138
Peninsular & Oriental Steam Navigation Co. (Industrial &
 Commercial) ...............................................             975         2,756
Pilkington, PLC (Consumer Discretionary) ...................           1,666         1,296
Provident Financial, PLC (Finance) .........................             423         3,704
Prudential, PLC (Finance) ..................................           3,390        16,517
Railtrack Group, PLC (Industrial & Commercial)+(2) .........             207           177
Rank Group, PLC (Information & Entertainment) ..............             975         3,619
Reckitt Benckiser, PLC (Consumer Staples) ..................           6,561       107,452
Reed Elsevier, PLC (Information & Entertainment) ...........           2,102        15,005
Rentokil Initial, PLC (Industrial & Commercial) ............           3,114         8,545
Reuters Group, PLC (Information & Entertainment) ...........           2,392         3,834
Rexam, PLC (Materials) .....................................             706         3,936
Rio Tinto, PLC (Materials) .................................           1,798        33,479
RMC Group, PLC (Materials) .................................             437         2,457
Rolls Royce, PLC (Consumer Discretionary) ..................           2,334         2,608
Royal & Sun Alliance Insurance Group, PLC (Finance) ........           2,531         2,728
Royal Bank of Scotland Group, PLC (Finance)@ ...............          17,311       389,584
Ryanair Holdings, PLC ADR (Information & Entertainment)+ ...             115         4,769
SABMiller, PLC (Consumer Staples) ..........................           1,309         8,187

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

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Safeway, PLC (Consumer Discretionary) ......................           1,706   $     7,025
Sage Group, PLC (Information Technology) ...................           2,030         3,687
Schroders, PLC (Finance) ...................................             279         2,182
Scottish & Newcastle, PLC (Consumer Staples) ...............           1,246         6,666
Scottish and Southern Energy, PLC (Energy) .................           1,455        14,615
Scottish Power, PLC (Energy) ...............................           3,144        18,670
Securicor PLC (Industrial & Commercial) ....................           1,029         1,393
Serco Group, PLC (Industrial & Commercial) .................             755         1,377
Severn Trent (Utilities) ...................................             600         6,785
Shell Transport & Trading Co., PLC (Energy) ................          16,364        98,852
Signet Group (Consumer Discretionary) ......................           2,797         3,302
Six Continents, PLC (Information & Entertainment) ..........           1,429        13,597
Slough Estates, PLC (Real Estate) ..........................             711         3,453
Smith & Nephew, PLC (Healthcare) ...........................           1,532         9,363
Smiths Group, PLC (Industrial & Commercial) ................             900         9,097
SSL International, PLC (Healthcare) ........................             328           870
Stagecoach Holdings, PLC (Industrial & Commercial) .........           1,671         1,122
Tate & Lyle, PLC (Consumer Staples) ........................             685         3,235
Taylor Woodrow, PLC (Real Estate) ..........................             911         2,525
Tesco, PLC (Consumer Discretionary) ........................          85,192       239,824
Unilever, PLC (Consumer Staples) ...........................           4,652        43,053
United Business Media, PLC (Information & Entertainment) ...             579         1,984
United Utilities, PLC (Utilities) ..........................             881         8,153
Vodafone Group, PLC (Information Technology) ...............         347,482       620,119
Whitbread, PLC (Consumer Discretionary) ....................             487         4,030
William Morrison Supermarkets, PLC (Consumer
 Discretionary) ............................................          36,100       101,768
Wimpey, (George) PLC (Consumer Discretionary) ..............             614         2,313
Wolseley, PLC (Consumer Discretionary) .....................             891         7,205
WPP Group, PLC (Industrial & Commercial) ...................          16,394        88,288
                                                                               -----------
                                                                                 6,042,662
                                                                               -----------

UNITED STATES -- 0.0%
Synthes-Stratec, Inc. (Healthcare) .........................               7         3,884
                                                                               -----------
TOTAL COMMON STOCK (cost $30,239,956).......................                    25,086,793
                                                                               -----------

PREFERRED STOCK -- 0.1%
------------------------------------------------------------------------------------------
AUSTRALIA -- 0.1%
News Corp., Ltd. (Information & Entertainment) .............           3,196        17,395
                                                                               -----------

GERMANY -- 0.0%
Henkel KGaA (Materials) ....................................              91         5,590
Hugo Boss AG (Consumer Discretionary) ......................              37           522
ProSiebenSat1. Media AG (Information & Entertainment) ......             115           684
RWE AG (Energy) ............................................              60         1,239
Wella AG (Consumer Staples) ................................              31         2,193
                                                                               -----------
                                                                                    10,228
                                                                               -----------

                                                                ----------------

PREFERRED STOCK (CONTINUED)
                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------
ITALY -- 0.0%
Fiat SpA (Consumer Discretionary) ..........................              51   $       183
                                                                               -----------
NEW ZEALAND -- 0.0%
Fletcher Challenge Forests, Ltd. (Materials)+ ..............             606           353
                                                                               -----------
TOTAL PREFERRED STOCK (cost $31,567)........................                        28,159
                                                                               -----------

WARRANTS -- 0.0%
------------------------------------------------------------------------------------------
FRANCE -- 0.0%
France Telecom SA (Information Technology)+ (cost
 $15,039) ..................................................           2,809        11,024
                                                                               -----------

EXCHANGE TRADED FUNDS -- 1.5%
------------------------------------------------------------------------------------------
UNITED STATES -- 1.5%
iShares MSCI EAFE Index Fund@ (cost $487,485) ..............           4,500       407,700
                                                                               -----------
TOTAL INVESTMENT SECURITIES (cost $30,774,047)..............                    25,533,676
                                                                               -----------

SHORT-TERM SECURITIES -- 2.9%                                     PRINCIPAL
                                                                    AMOUNT
------------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 1.9%
Federal Home Loan Mtg. Disc. Notes 1.15% due 4/01/03@ ......      $  520,000       520,000
                                                                               -----------
U.S. GOVERNMENT AGENCIES -- 0.6%
United States Treasury Bills 1.12% due 6/19/03@ ............         150,000       149,619
                                                                               -----------
TIME DEPOSIT -- 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.10%
 due 4/01/03@ ..............................................         122,000       122,000
                                                                               -----------
TOTAL SHORT-TERM SECURITIES (cost $791,631).................                       791,619
                                                                               -----------

REPURCHASE AGREEMENTS -- 0.9%
------------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.50%, dated 3/31/03, to be repurchased 4/1/03
 in the amount of $145,002 and collateralized by $145,000 of
 United States Treasury Notes, bearing interest at 3.38%,
 due 4/30/04 and having an approximate value of $150,485....         145,000       145,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.60%, dated 3/31/03, to be repurchased 4/1/03
 in the amount of $122,002 and collateralized by $90,000 of
 United States Treasury Bonds, bearing interest at 12.00%,
 due 8/15/13 and having an approximate value of $131,625....         122,000       122,000
                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (cost $267,000).................                       267,000
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $31,832,678)                                                    96.4%   26,592,295
Other assets less liabilities --                                         3.6       992,044
                                                                       -----   -----------
NET ASSETS --                                                          100.0%  $27,584,339
                                                                       =====   ===========

-------------
+   Non-income producing securities.
@  The security or a portion thereof represents collateral for open futures contracts.
GDR -- Global Depository Receipt
ADR -- American Depository Receipt
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(2) Fair valued security; see Note 2.

----------------
224

OPEN FUTURES CONTRACTS
----------------------------------------------------------------------------------------------------------------
                                                                                                    UNREALIZED
NUMBER OF                                             EXPIRATION      VALUE AT     VALUE AS OF     APPRECIATION/
CONTRACTS               DESCRIPTION                      DATE        TRADE DATE   MARCH 31, 2003   DEPRECIATION
----------------------------------------------------------------------------------------------------------------
       1 Long           SGX SIMSCI Index              April 2003     $  17,739       $ 17,438        $    (301)
       2 Long           SPI 200 Index                 June 2003         86,485         87,684            1,199
       66 Long          MSCI PANEU Index              June 2003        937,357        891,310          (46,047)
       2 Long           NIKKEI 225 Index              June 2003         78,565         79,400              835
       5 Long           TSE TOPIX                     June 2003        337,451        328,681           (8,770)
       6 Long           TOPIX Index                   June 2003        403,609        394,417           (9,192)
       7 Long           FTSE 100                      June 2003        416,285        399,707          (16,578)
       45 Long          EURO STX 50                   June 2003      1,020,632        988,464          (32,168)
                                                                                                     ---------
                                                                                                     $(111,022)
                                                                                                     =========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
-------------------------------------------------------------------------------
       CONTRACT                    IN              DELIVERY    GROSS UNREALIZED
      TO DELIVER              EXCHANGE FOR           DATE        APPRECIATION
-------------------------------------------------------------------------------
 CHF          190,707     USD          141,197    05/16/2003        $   128
 SGD          308,916     USD          178,678    04/25/2003          3,564
 USD*         520,462     EUR          489,750    04/24/2003         12,980
 USD          326,815     JPY       39,178,584    05/21/2003          5,577
 USD          436,975     AUD          746,073    05/23/2003         11,929
 USD           98,739     DKK          690,155    05/24/2003          2,485
 USD           66,984     NOK          493,000    05/28/2003            347
 USD           99,166     HKD          773,613    06/11/2003              6
                                                                    -------
                                                                     37,016
                                                                    -------
-------------------------------------------------------------------------------
      CONTRACT                    IN              DELIVERY     GROSS UNREALIZED
     TO DELIVER              EXCHANGE FOR           DATE        DEPRECIATION
-------------------------------------------------------------------------------
 EUR*          45,223     USD           48,419    04/24/2003           (839)
 MXN        1,828,735     USD          165,774    06/24/2003         (1,069)
                                                                    -------
                                                                     (1,908)
                                                                    -------
Net Unrealized Appreciation.................................        $35,108
                                                                    =======

------------
* Represents partially offsetting forward foreign currency contracts that, to the extent they offset, do not have additional market risk but have continued counterparty settlement risk.

AUD  --         Australian Dollar
CHF  --         Swiss Franc
DKK  --         Danish Krone
EUR  --         Euro

HKD  --         Hong Kong Dollar
JPY  --         Japanese Yen
SGD  --         Singapore Dollar
NOK  --         Norwegian Krone

MXN  --         Mexican Peso
                United States
USD  --         Dollar

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2003

ASSET-BACKED SECURITIES -- 1.7%                           PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.4%
AUTOMOTIVE -- 0.4%
Harley-Davidson Motorcycle Trust, Series 2002-1 A2
 4.50% 2010 ..........................................  $    200,000   $    210,122
Honda Auto Receivables Owner Trust, Series 2002-1 A3
 3.50% 2005 ..........................................       160,000        162,634
Nissan Auto Receivables Owner Trust, Series 2002-B A4
 4.60% 2007 ..........................................       200,000        210,955
                                                                       ------------
                                                                            583,711
                                                                       ------------
FINANCE -- 1.2%
FINANCIAL SERVICES -- 1.2%
Capital One Secured Note Trust, Series 2001-7A A 3.85%
 2007 ................................................       202,000        208,743
Carmax Auto Owner Trust, Series 2002-1 A4 4.23%
 2007 ................................................       165,000        173,452
CIT Equipment Collateral, Series 2001-A A4 4.84%
 2012 ................................................       200,000        209,470
Discover Card Master Trust I, Series 2001-5 A 5.30%
 2006 ................................................       200,000        208,511
Ford Credit Auto Owner Trust, Series 2000-A B 7.37%
 2004 ................................................       100,000        101,193
Ford Credit Auto Owner Trust, Series 2001-B A4 5.12%
 2004 ................................................       111,528        112,752
Ford Credit Auto Owner Trust, Series 2001-E A4 4.01%
 2006 ................................................       200,000        207,033
Ford Credit Auto Owner Trust, Series 2002-A A3A 3.62%
 2006 ................................................       175,000        178,079
MBNA Master Credit Card Trust, Series 1997-I A 6.55%
 2007 ................................................       200,000        213,531
Navistar Financial Owner Trust, Series 2001-A A3 4.99%
 2005 ................................................        93,235         94,146
Onyx Acceptance Owner Trust, Series 2002-A A3 3.75%
 2006 ................................................       165,000        168,170
USAA Auto Owner Trust 4.69% 2005 .....................        52,738         53,237
                                                                       ------------
                                                                          1,928,317
                                                                       ------------
UTILITIES -- 0.1%
ELECTRIC UTILITIES -- 0.1%
Connecticut RRB Special Purpose Trust CL&P, Series
 2001-1 A2 5.36% 2007 ................................       120,000        125,014
                                                                       ------------
TOTAL ASSET-BACKED SECURITIES (cost $2,578,755).......                    2,637,042
                                                                       ------------

BONDS & NOTES -- 83.3%
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.7%
AUTOMOTIVE -- 0.5%
DaimlerChrysler NA Holding Corp. 7.25% 2006 ..........       200,000        219,458
Ford Motor Co. 6.38% 2029 ............................       200,000        135,027
Ford Motor Co. 7.45% 2031 ............................       430,000        329,116
Visteon Corp. 8.25% 2010 .............................       200,000        202,527
HOUSING & HOUSEHOLD DURABLES -- 0.5%
Centex Corp. 5.80% 2009 ..............................       170,000        179,791
Centex Corp. 7.88% 2011 ..............................       150,000        174,029
Lennar Corp. 5.95% 2013 ..............................        60,000         61,471
Lennar Corp. 7.63% 2009 ..............................        40,000         45,641
Pulte Homes, Inc. 7.88% 2011 .........................       130,000        148,494
Toll Brothers, Inc. 6.88% 2012*  .....................       100,000        106,016
RETAIL -- 0.7%
Boise Cascade Office Products Corp. 7.05% 2005 .......       160,000        165,630
Lowe's Cos., Inc. 7.50% 2005  ........................       100,000        113,236

----------------
226

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Masco Corp. 6.00% 2004 ...............................  $    200,000   $    208,661
Staples, Inc. 7.13% 2007  ............................        35,000         38,690
Staples, Inc. 7.38% 2012*  ...........................        50,000         56,193
Target Corp. 5.88% 2012 ..............................       200,000        217,218
Wal-Mart Stores, Inc. 4.38% 2007  ....................        85,000         89,841
Wal-Mart Stores, Inc. 6.88% 2009  ....................       100,000        118,197
                                                                       ------------
                                                                          2,609,236
                                                                       ------------
CONSUMER STAPLES -- 0.7%
FOOD, BEVERAGE & TOBACCO -- 0.7%
Coca-Cola Enterprises, Inc. 5.25% 2007 ...............       100,000        108,488
Coca-Cola Enterprises, Inc. 7.13% 2009 ...............       100,000        119,186
ConAgra Foods, Inc. 8.25% 2030 .......................       100,000        126,872
Diageo Capital, PLC 6.13% 2005 .......................       200,000        218,010
Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011 ....        75,000         60,562
Kraft Foods, Inc. 5.63% 2011 .........................       150,000        150,549
Kroger Co. 6.75% 2012 ................................       200,000        221,812
Tyson Foods, Inc. 7.25% 2006 .........................       130,000        139,079
Tyson Foods, Inc. 8.25% 2011 .........................        55,000         62,069
                                                                       ------------
                                                                          1,206,627
                                                                       ------------
ENERGY -- 1.9%
ENERGY SERVICES -- 0.7%
Dresser Industries, Inc. 7.60% 2096 ..................       120,000        102,000
FirstEnergy Corp. 6.45% 2011 .........................        75,000         79,289
Motiva Enterprises, LLC 5.20% 2012* ..................       125,000        127,107
Progress Energy, Inc. 6.85% 2012 .....................       150,000        167,051
Schlumberger Technology Corp. 6.50% 2012* ............       170,000        192,043
Valero Energy Corp. 6.88% 2012 .......................       200,000        217,843
Virginia Electric and Power Co., Series B 7.20%
 2004 ................................................       100,000        107,196
ENERGY SOURCES -- 1.2%
Amerada Hess Corp. 6.65% 2011 ........................       200,000        218,464
Burlington Resources, Inc. 7.40% 2031 ................       120,000        142,096
Canadian Natural Resources, Ltd. 6.45% 2033 ..........        80,000         83,630
Coastal Corp. 6.38% 2009 .............................       100,000         79,500
Coastal Corp. 7.75% 2010 .............................        50,000         40,750
Devon Energy Corp. 7.95% 2032 ........................       200,000        241,261
Husky Energy, Inc. 6.25% 2012 ........................       160,000        172,474
Murphy Oil Corp. 6.38% 2012 ..........................       110,000        122,880
Pemex Project Funding Master Trust 9.13% 2010 ........       700,000        813,750
                                                                       ------------
                                                                          2,907,334
                                                                       ------------
FINANCE -- 10.5%
BANKS -- 1.7%
Bank of America Corp. 6.25% 2012 .....................       500,000        560,769
Bank One Corp. 5.90% 2011 ............................       260,000        284,749
Bank One NA 5.50% 2007 ...............................       100,000        109,322
Banque Nationale de Paris 7.20% 2007 .................       100,000        114,366
First Union National Bank 7.80% 2010 .................       300,000        366,394
KfW International Finance, Inc. 4.75% 2007 ...........       100,000        107,497
KfW International Finance, Inc. 5.25% 2006 ...........       100,000        109,562
MBNA America Bank 5.38% 2008 .........................       130,000        134,297

                                                                ----------------

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Oversea-Chinese Banking Corp., Ltd. 7.75% 2011* ......  $    250,000   $    290,068
Popular North America, Inc. 4.25% 2008 ...............       180,000        181,386
Popular North America, Inc. 6.63% 2004 ...............        70,000         72,316
Wells Fargo & Co. 6.38% 2011 .........................       200,000        227,127
FINANCIAL SERVICES -- 6.5%
Alliance Capital Management LP 5.63% 2006 ............       100,000        107,055
American Express Co. 5.50% 2006 ......................       200,000        217,548
Bear Stearns Commercial Mtg. Secs, Inc., Series
 1998-C1 A2 6.44% 2008 ...............................       200,000        225,142
Bear Stearns Commercial Mtg. Secs, Inc., Series
 2001-TOP2 A2 6.48% 2035 .............................       200,000        227,169
Bear Stearns Commercial Mtg. Secs, Inc., Series
 2001-TOP4 A3 5.61% 2033 .............................       200,000        216,141
Chase Commercial Mtg. Securities Corp., Series 1998-1
 A2 6.56% 2030 .......................................       200,000        225,462
Chase Commercial Mtg. Securities Corp., Series 1998-2
 A2 6.39% 2030 .......................................       200,000        225,350
CIT Group, Inc. 6.50% 2006 ...........................       200,000        213,144
Citigroup, Inc. 5.63% 2012 ...........................       550,000        589,801
Citigroup, Inc. 6.50% 2011 ...........................       400,000        456,782
Countrywide Home Loans, Inc., Series J 5.50% 2006 ....       100,000        106,965
Credit Suisse First Boston USA, Inc. 6.13% 2011 ......       190,000        199,143
Credit Suisse First Boston USA, Inc. 6.50% 2012 ......       200,000        214,950
Doral Financial Corp. 8.50% 2004 .....................       100,000        105,752
First Union -- Chase Commercial Mtg. Trust, Series
 1999-C2 A2 6.65% 2031 ...............................       200,000        227,270
Frank Russell Co. 5.63% 2009* ........................       100,000        110,509
General Electric Capital Corp., Series MTN 5.88%
 2012 ................................................       300,000        322,449
General Electric Capital Corp., Series MTN 6.75%
 2032 ................................................       400,000        450,537
General Motors Acceptance Corp. 6.13% 2007 ...........       120,000        123,145
General Motors Acceptance Corp. 6.88% 2011 ...........       170,000        167,983
General Motors Acceptance Corp. 7.00% 2012 ...........       600,000        598,281
Goldman Sachs Group, Inc. 4.13% 2008 .................       150,000        154,011
Goldman Sachs Group, Inc. 7.80% 2010 .................       100,000        119,568
Household Finance Corp. 5.75% 2007 ...................       300,000        322,940
Household Finance Corp. 6.38% 2011 ...................       270,000        293,824
John Hancock Global Funding II 5.00% 2007* ...........       200,000        210,946
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13%
 2030 ................................................       200,000        222,349
Lehman Brothers Holdings, Inc. 4.00% 2008 ............       360,000        367,507
Morgan Stanley Capital I, Inc., Series 1998-WF2 A2
 6.54% 2030 ..........................................       200,000        226,156
Morgan Stanley Capital I, Inc., Series 1999-WF1 A2
 6.21% 2031 ..........................................       200,000        223,521
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1
 A4 6.66% 2033 .......................................       200,000        229,485
Morgan Stanley Dean Witter Capital I, Series 2002-HQ
 A3 6.51% 2034 .......................................       200,000        227,763
Morgan Stanley, Dean Witter & Co. 6.60% 2012 .........       350,000        390,698
Nomura Asset Securities Corp., Series 1998-D6 A1B
 6.59% 2030 ..........................................       200,000        227,086
Philip Morris Capital Corp. 7.50% 2009 ...............        40,000         40,100
Sears Roebuck Acceptance Corp. 6.25% 2009 ............       110,000        112,105
USA Education, Inc. 5.63% 2007 .......................       200,000        218,620
Verizon Global Funding Corp. 7.38% 2012 ..............       250,000        295,301
Verizon Global Funding Corp. 7.75% 2030 ..............       460,000        553,139
Wells Fargo Financial, Inc. 5.50% 2012 ...............       200,000        216,296
INSURANCE -- 2.3%
Ace Capital Trust II 9.70% 2030 ......................       160,000        188,537
Allstate Corp. 7.20% 2009 ............................       200,000        233,501
American Financial Group, Inc. 7.13% 2009 ............       100,000         94,637
AmerUs Group Co. 6.95% 2005 ..........................       150,000        152,616
Anthem Insurance Co., Inc. 9.13% 2010* ...............        95,000        116,558
Axa 8.60% 2030 .......................................       200,000        224,510
Everest Reinsurance Holdings, Inc. 8.50% 2005 ........       200,000        219,371

----------------
228

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Farmers Insurance Exchange 8.63% 2024* ...............  $    200,000   $    153,086
Hartford Life, Inc. 7.10% 2007 .......................       200,000        224,040
Healthcare Realty Trust, Inc. 8.13% 2011 .............       210,000        228,676
Jackson National Life Insurance Co. 5.25% 2007* ......        85,000         90,072
Liberty Mutual Insurance Co. 7.70% 2097* .............       200,000        141,479
Mercury General Corp. 7.25% 2011 .....................        15,000         16,723
MMI Capital Trust 7.63% 2027 .........................       100,000         90,079
MONY Group, Inc. 8.35% 2010 ..........................        85,000         88,334
Safeco Capital Trust I 8.07% 2037 ....................       100,000        105,229
St. Paul Cos., Inc. 5.75% 2007 .......................       140,000        148,362
Torchmark, Inc. 6.25% 2006 ...........................       110,000        120,297
Transamerica Capital II 7.65% 2026* ..................       200,000        196,159
Unitrin, Inc. 5.75% 2007 .............................       200,000        210,314
W.R. Berkley Capital Trust 8.20% 2045 ................       200,000        196,681
Wellpoint Health Networks, Inc. 6.38% 2006 ...........       130,000        143,514
XL Capital Finance Europe, PLC 6.50% 2012 ............       200,000        219,017
                                                                       ------------
                                                                         16,141,638
                                                                       ------------
HEALTHCARE -- 0.8%
DRUGS -- 0.1%
Wyeth 6.25% 2006 .....................................       200,000        219,620
HEALTH SERVICES -- 0.5%
Health Net, Inc. 8.38% 2011 ..........................       180,000        210,432
HEALTHSOUTH Corp. 7.00% 2008(1) ......................        50,000         23,000
Humana, Inc. 7.25% 2006 ..............................       140,000        150,717
Quest Diagnostics, Inc. 6.75% 2006 ...................       200,000        218,267
UnitedHealth Group, Inc. 5.20% 2007 ..................       110,000        117,332
Wellpoint Health Networks, Inc. 6.38% 2012 ...........        45,000         49,959
MEDICAL PRODUCTS -- 0.2%
Beckman Coulter, Inc. 7.45% 2008 .....................       200,000        229,183
                                                                       ------------
                                                                          1,218,510
                                                                       ------------
INDUSTRIAL & COMMERCIAL -- 0.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
Lockheed Martin Corp. 8.50% 2029 .....................       130,000        170,194
Northrop Grumman Corp. 7.13% 2011 ....................       100,000        115,631
United Technologies Corp. 6.10% 2012 .................       100,000        112,179
United Technologies Corp. 6.63% 2004 .................        75,000         80,538
BUSINESS SERVICES -- 0.1%
ERAC USA Finance Co. 8.00% 2011* .....................       130,000        150,888
Monsanto Co. 7.38% 2012 ..............................        90,000         99,008
MULTI-INDUSTRY -- 0.1%
Alliant Energy Resources, Inc. 9.75% 2013* ...........       100,000        113,729
TRANSPORTATION -- 0.2%
CSX Corp. 7.95% 2027 .................................        80,000         96,581
FedEx Corp. 6.88% 2006 ...............................        60,000         66,452
Union Pacific Corp. 6.63% 2029 .......................       100,000        109,311
                                                                       ------------
                                                                          1,114,511
                                                                       ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 2.4%
BROADCASTING & MEDIA -- 1.3%
AOL Time Warner, Inc. 6.15% 2007 .....................  $    200,000   $    212,077
AOL Time Warner, Inc. 6.75% 2011 .....................       150,000        159,211
AOL Time Warner, Inc. 7.70% 2032 .....................       100,000        107,098
Belo Corp. 8.00% 2008 ................................       180,000        211,796
Chancellor Media Corp. 8.00% 2008 ....................       125,000        141,094
Comcast Cable Communications, Inc. 6.75% 2011 ........       150,000        161,748
Comcast Cable Communications, Inc. 8.38% 2007 ........       140,000        159,490
Cox Enterprises, Inc. 7.88% 2010* ....................       210,000        241,446
Liberty Media Corp. 8.25% 2030 .......................       210,000        223,286
News America Holdings, Inc. 8.00% 2016 ...............        60,000         71,853
News America Holdings, Inc. 8.45% 2034 ...............        20,000         21,992
News America, Inc. 6.63% 2008 ........................       200,000        221,284
Reed Elsevier Capital, Inc. 6.75% 2011 ...............        55,000         62,272
ENTERTAINMENT PRODUCTS -- 0.1%
International Game Technology 8.38% 2009 .............        90,000        107,357
Walt Disney Co. 7.30% 2005 ...........................       100,000        108,213
LEISURE & TOURISM -- 1.0%
American Airlines, Inc., Series 99-1 7.02% 2009 ......       230,000        182,616
Continental Airlines, Inc., Series 01-1 6.70% 2021 ...        93,116         76,104
Continental Airlines, Inc., Series 98-3 6.32% 2008 ...       200,000        162,523
Delta Air Lines, Inc. 7.11% 2011 .....................       200,000        186,302
Harrah's Operating Co., Inc. 8.00% 2011 ..............       190,000        218,660
Park Place Entertainment Corp. 7.50% 2009 ............       150,000        153,000
USA Networks, Inc./USANi, LLC 6.75% 2005 .............       200,000        211,694
Wendy's International, Inc. 6.20% 2014 ...............       240,000        267,285
                                                                       ------------
                                                                          3,668,401
                                                                       ------------
INFORMATION TECHNOLOGY -- 2.4%
COMPUTER SERVICES -- 0.1%
Computer Sciences Corp. 7.50% 2005 ...................       165,000        183,743
COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Hewlett-Packard Co. 5.75% 2006 .......................       160,000        173,272
TELECOMMUNICATIONS -- 2.2%
AT&T Broadband Corp. 8.38% 2013 ......................        70,000         82,937
AT&T Corp. 6.00% 2009 ................................         7,000          7,031
AT&T Corp. 7.30% 2011 ................................       240,000        258,296
AT&T Wireless Services, Inc. 8.75% 2031 ..............       300,000        344,029
BellSouth Corp. 5.00% 2006 ...........................       200,000        214,905
British Telecommunications, PLC 8.13% 2010 ...........       280,000        340,089
British Telecommunications, PLC 8.88% 2030 ...........        60,000         76,989
Citizens Communications Co. 9.25% 2011 ...............       210,000        263,759
Comcast Corp. 7.05% 2033 .............................        45,000         46,032
Cox Communications, Inc. 7.88% 2009 ..................       200,000        236,333
France Telecom SA 7.20% 2006 .........................       170,000        193,039
France Telecom SA 9.25% 2011 .........................       120,000        144,244
Royal KPN NV 8.00% 2010 ..............................       100,000        117,855
Sprint Capital Corp. 6.00% 2007 ......................        50,000         50,500
Sprint Capital Corp. 6.38% 2009 ......................       300,000        298,500
Sprint Capital Corp. 6.88% 2028 ......................        40,000         35,000
Telecomunicaciones de Puerto Rico, Inc. 6.65% 2006 ...        90,000         96,262
Telefonica Europe BV 7.75% 2010 ......................       240,000        282,698
Univision Communications, Inc. 7.85% 2011 ............        40,000         45,695

----------------
230

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Verizon New England, Inc. 6.50% 2011 .................  $    200,000   $    224,817
Vodafone Airtouch, PLC 7.63% 2005 ....................       100,000        110,122
                                                                       ------------
                                                                          3,826,147
                                                                       ------------
MATERIALS -- 1.6%
CHEMICALS -- 0.3%
Ferro Corp. 9.13% 2009 ...............................        90,000        101,265
ICI Wilmington, Inc. 7.05% 2007 ......................       325,000        356,840
FOREST PRODUCTS -- 0.6%
Abitibi-Consolidated, Inc. 8.55% 2010 ................       200,000        219,628
Bowater, Inc. 9.38% 2021 .............................       170,000        174,276
International Paper Co. 6.75% 2011 ...................       100,000        112,110
Norske Skogindustrier ASA 7.63% 2011* ................       100,000        110,565
Temple-Inland, Inc. 7.88% 2012 .......................       175,000        196,774
Weyerhaeuser Co. 6.75% 2012 ..........................       100,000        109,630
METALS & MINERALS -- 0.7%
Alcoa, Inc. 6.00% 2012 ...............................       185,000        201,157
Corporacion Nacional del Cobre -- Codelco 6.38%
 2012* ...............................................        40,000         42,224
Falconbridge Ltd. 7.35% 2012 .........................       120,000        128,463
Inco, Ltd. 7.20% 2032 ................................       120,000        122,365
MeadWestvaco Corp. 6.85% 2012 ........................       160,000        179,385
Phelps Dodge Corp. 8.75% 2011 ........................       100,000        109,295
Potash Corp. 7.13% 2007 ..............................       200,000        226,488
Timken Co. 5.75% 2010 ................................        30,000         30,559
                                                                       ------------
                                                                          2,421,024
                                                                       ------------
NON-U.S. GOVERNMENT OBLIGATIONS -- 0.2%
FOREIGN GOVERNMENT -- 0.2%
Province of Quebec, Canada, Series PJ 6.13% 2011 .....       200,000        227,184
                                                                       ------------
REAL ESTATE -- 0.8%
REAL ESTATE COMPANIES -- 0.4%
AMB Property LP 7.10% 2008 ...........................       150,000        167,344
EOP Operating LP 7.00% 2011 ..........................       170,000        190,482
ERP Operating LP 6.63% 2012 ..........................       100,000        110,650
Liberty Property LP 8.50% 2010 .......................       170,000        204,194
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Avalon Bay Communities, Inc. 6.50% 2003 ..............       100,000        101,393
Avalon Properties, Inc. 6.88% 2007 ...................        40,000         44,570
Duke Reality LP 6.75% 2008 ...........................       160,000        177,301
Health Care Property Investors, Inc. 6.00% 2015 ......       160,000        157,771
Health Care Property Investors, Inc. 6.45% 2012 ......       150,000        153,914
                                                                       ------------
                                                                          1,307,619
                                                                       ------------
U.S. GOVERNMENT AGENCIES -- 29.7%
U.S. GOVERNMENT AGENCIES -- 29.7%
Federal Home Loan Mtg. Corp. 3.25% 2004 ..............     1,350,000      1,388,551
Federal Home Loan Mtg. Corp. 4.50% 2003 -- 2013 ......     2,579,000      2,610,610
Federal Home Loan Mtg. Corp. 5.75% 2009 -- 2012 ......       550,000        616,344
Federal Home Loan Mtg. Corp. 6.25% 2032 ..............       750,000        851,646
Federal Home Loan Mtg. Corp. 6.75% 2031 ..............       100,000        120,450

                                                                ----------------

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 3.88% 2005 ..............  $  3,400,000   $  3,550,794
Federal National Mtg. Assoc. 4.38% 2006 ..............       250,000        266,299
Federal National Mtg. Assoc. 5.13% 2004 ..............     2,000,000      2,067,544
Federal National Mtg. Assoc. 5.38% 2011 ..............       500,000        545,443
Federal National Mtg. Assoc. 6.00% 2005 -- 2028 ......     1,959,051      2,142,525
Federal National Mtg. Assoc. 6.30% 2011 ..............       196,480        222,194
Federal National Mtg. Assoc. 6.50% 2004 ..............     2,800,000      2,997,201
Federal National Mtg. Assoc. 6.63% 2030 ..............     2,630,000      3,100,139
Federal National Mtg. Assoc. 7.00% 2005 ..............       600,000        670,160
Federal National Mtg. Assoc. 7.25% 2010 ..............       200,000        242,819
Government National Mtg. Assoc. 5.00% due April
 TBA .................................................    10,000,000     10,346,880
Government National Mtg. Assoc. 5.50% due April
 TBA .................................................     8,000,000      8,210,000
Government National Mtg. Assoc. 6.00% 2031 -- 2032 ...     3,188,723      3,332,653
Government National Mtg. Assoc. 6.50% 2016 -- 2031 ...     2,296,925      2,418,336
Government National Mtg. Assoc. 7.50% 2007 -- 2030 ...       148,398        157,669
Government National Mtg. Assoc. 8.00% 2030 ...........        17,383         18,851
                                                                       ------------
                                                                         45,877,108
                                                                       ------------
GOVERNMENT OBLIGATIONS -- 28.3%
U.S. TREASURIES -- 28.3%
United States Treasury Bonds 5.25% 2029 ..............       400,000        417,328
United States Treasury Bonds 5.38% 2031 ..............     1,800,000      1,947,094
United States Treasury Bonds 6.00% 2026 ..............       500,000        572,890
United States Treasury Bonds 6.25% 2023 ..............     2,015,000      2,368,413
United States Treasury Bonds 7.13% 2023 ..............       900,000      1,159,418
United States Treasury Bonds 7.25% 2022 ..............        60,000         78,141
United States Treasury Bonds 8.13% 2021 ..............        30,000         42,182
United States Treasury Bonds 8.75% 2020 ..............       150,000        221,736
United States Treasury Bonds 8.88% 2019 ..............       450,000        665,824
United States Treasury Bonds 9.00% 2018 ..............       100,000        149,309
United States Treasury Bonds 9.13% 2018 ..............        75,000        112,661
United States Treasury Notes 3.00% 2004 ..............     2,200,000      2,236,696
United States Treasury Notes 3.50% 2006 ..............     1,925,000      2,006,060
United States Treasury Notes 4.25% 2003 ..............     1,550,000      1,579,850
United States Treasury Notes 4.38% 2007 ..............     3,160,000      3,393,173
United States Treasury Notes 4.63% 2006 ..............     1,300,000      1,400,953
United States Treasury Notes 4.75% 2008 ..............     5,840,000      6,364,689
United States Treasury Notes 4.88% 2012 ..............     1,615,000      1,753,473
United States Treasury Notes 5.00% 2011 ..............     4,165,000      4,569,786
United States Treasury Notes 5.25% 2004 ..............     1,000,000      1,045,000
United States Treasury Notes 5.50% 2003 -- 2008 ......       500,000        538,957
United States Treasury Notes 5.63% 2008 ..............       335,000        379,139
United States Treasury Notes 5.75% 2003 -- 2005 ......     1,180,000      1,212,829
United States Treasury Notes 6.00% 2004 -- 2009 ......     1,100,000      1,237,586
United States Treasury Notes 6.13% 2007 ..............     1,375,000      1,575,718
United States Treasury Notes 6.50% 2005 -- 2010 ......     3,850,000      4,549,427
United States Treasury Notes 6.63% 2007 ..............        80,000         92,938
United States Treasury Notes 6.75% 2005 ..............       550,000        609,232
United States Treasury Notes 6.88% 2006 ..............       475,000        543,819
United States Treasury Notes 7.00% 2006 ..............       265,000        305,568
United States Treasury Notes 7.50% 2005 ..............       550,000        611,316
                                                                       ------------
                                                                         43,741,205
                                                                       ------------

----------------
232

BONDS & NOTES (CONTINUED)                                 PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
UTILITIES -- 1.6%
ELECTRIC UTILITIES -- 0.7%
American Electric Power Co., Inc. 6.13% 2006 .........  $     70,000   $     74,433
Dominion Resources, Inc. 8.13% 2010 ..................       140,000        166,884
Exelon Generation Co. LLC 6.95% 2011 .................       100,000        111,531
Niagara Mohawk Power Corp. 5.38% 2004 ................       100,000        104,353
NSTAR 8.00% 2010 .....................................       200,000        242,413
Pacificorp Australia, LLC 6.15% 2008* ................       170,000        188,166
Pinnacle West Capital Corp. 6.40% 2006 ...............       120,000        125,723
PSE&G Power, LLC 8.63% 2031 ..........................       120,000        147,295
GAS & PIPELINE UTILITIES -- 0.6%
Duke Energy Field Services Corp. 7.88% 2010 ..........       170,000        190,105
KeySpan Corp. 6.15% 2006 .............................       200,000        220,482
Kinder Morgan Energy Partners LP 6.75% 2011 ..........       200,000        221,636
Northern Border Partners LP 7.10% 2011 ...............       190,000        206,826
Northern Natural Gas 6.75% 2008* .....................        50,000         55,500
TELEPHONE -- 0.3%
Deutsche Telekom International 8.00% 2010 ............       370,000        434,181
                                                                       ------------
                                                                          2,489,528
                                                                       ------------
TOTAL BONDS & NOTES (cost $124,623,899)...............                  128,756,072
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $127,202,654).......                  131,393,114
                                                                       ------------

SHORT-TERM SECURITIES -- 13.9%
------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 13.9%
Federal Home Loan Bank Cons. Disc. Note 1.12% due
 4/2/03(2) ...........................................    15,000,000     14,999,533
Federal Home Loan Mtg. Disc. Notes 1.15% due
 4/1/03(2) ...........................................       500,000        500,000
Federal National Mtg. Assoc. Disc. Notes 1.17% due
 4/15/03(2) ..........................................     6,000,000      5,997,270
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $21,496,803)........                   21,496,803
                                                                       ------------

REPURCHASE AGREEMENTS -- 13.0%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 13.0%
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.50%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $341,005 and collateralized
 by $340,000 of United States Treasury Notes, bearing
 interest at 3.38%, due 4/30/04 and having an
 approximate value of $352,862 .......................       341,000        341,000
State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 2) ..........................     9,584,000      9,584,000
UBS Warburg, LLC Joint Repurchase Agreement Account
 (Note 2) ............................................     1,090,000      1,090,000
UBS Warburg, LLC Joint Repurchase Agreement Account
 (Note 2) ............................................     9,000,000      9,000,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $20,015,000)........                   20,015,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $168,714,457)                                          111.9%   172,904,917
Liabilities in excess of other assets --                       (11.9)   (18,378,071)
                                                              ------   ------------
NET ASSETS --                                                  100.0%  $154,526,846
                                                              ======   ============

-------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
(1) Bond in Default
(2) The security or a portion thereof represents collateral for TBAs.

See Notes to Financial Statements.

                                                                ----------------

------------------

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO                 INVESTMENT PORTFOLIO -- MARCH 31, 2003

SHORT-TERM SECURITIES -- 85.3%                                    PRINCIPAL
                                                                  AMOUNT          VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 37.9%
Amstel Funding Corp. 1.20% due 6/12/03 .....................      $1,000,000   $   997,620
Amstel Funding Corp. 1.26% due 4/22/03 .....................       1,000,000       999,265
Apreco, Inc. 1.26% due 4/25/03 .............................       1,000,000       999,160
Apreco, Inc. 1.27% due 4/17/03 .............................       1,000,000       999,436
Atlantis One Funding Corp. 1.28% due 4/9/03 ................       1,000,000       999,716
Atlantis One Funding Corp. 1.28% due 4/11/03 ...............       1,000,000       999,644
Barton Capital Corp. 1.22% due 4/2/03 ......................       1,000,000       999,966
Corporate Recievables Corp. 1.26% due 4/4/03 ...............       1,000,000       999,895
CXC, Inc. 1.20% due 5/12/03 ................................       1,000,000       998,633
Dorada Finance, Inc. 1.20% due 5/1/03 ......................       1,000,000       999,000
Dorada Finance, Inc. 1.23% due 4/23/03 .....................       1,000,000       999,248
Edison Asset Securitization, LLC 1.26% due 4/8/03 ..........       1,000,000       999,755
Giro Funding Corp. 1.25% due 4/22/03 .......................       1,000,000       999,271
Giro Funding Corp. 1.28% due 4/15/03 .......................       1,000,000       999,502
Govco, Inc. 1.25% due 4/4/03 ...............................       1,000,000       999,896
Govco, Inc. 1.26% due 4/25/03 ..............................       1,000,000       999,160
Kitty Hawk Funding Corp. 1.23% due 4/21/03 .................       1,000,000       999,317
Quincy Capital Corp. 1.26% due 4/4/03 ......................       1,000,000       999,895
Receivables Capital Corp. 1.20% due 4/1/03 .................       1,000,000     1,000,000
Sheffield Receivables Corp. 1.27% due 4/3/03 ...............       1,000,000       999,929
Sigma Finance, Inc. 1.26% due 4/3/03 .......................       1,000,000       999,930
Sydney Capital Corp. 1.28% due 4/2/03 ......................       1,000,000       999,965
Tulip Funding Corp. 1.25% due 4/10/03 ......................       1,000,000       999,688
Windmill Funding Corp. 1.25% due 5/1/03 ....................       1,000,000       998,958
                                                                               -----------
TOTAL COMMERCIAL PAPER......................................                    23,986,849
                                                                               -----------

CORPORATE SHORT-TERM NOTES -- 11.3%
Ciesco LP 1.25% due 4/14/03 ................................       1,000,000       999,549
Delaware Funding Corp. 1.26% due 4/8/03 ....................       1,000,000       999,755
Greyhawk Capital Corp. 1.26% due 5/12/03 ...................       1,000,000       998,565
Greyhawk Capital Corp. 1.28% due 4/10/03 ...................       1,000,000       999,680
Old Line Funding Corp. 1.26% due 4/21/03 ...................       1,141,000     1,140,201
White Pine Finance, LLC 1.27% due 5/20/03 ..................       1,000,000       998,271
White Pine Finance, LLC 1.30% due 4/22/03 ..................       1,000,000       999,242
                                                                               -----------
TOTAL CORPORATE SHORT-TERM NOTES............................                     7,135,263
                                                                               -----------

FEDERAL AGENCY OBLIGATIONS -- 34.5%
Federal Home Loan Bank 1.30% due 4/7/04 ....................       2,000,000     2,000,000
Federal Home Loan Bank 1.50% due 2/17/04 ...................       2,000,000     2,000,000
Federal Home Loan Bank Cons. Disc. Notes 1.25% due
 4/8/03 ....................................................       1,000,000     1,000,000
Federal Home Loan Bank Cons. Disc. Notes 1.50% due
 12/16/03 ..................................................       1,000,000     1,000,000
Federal Home Loan Mtg. Disc. Notes 1.22% due 4/1/03 ........       1,000,000     1,000,000
Federal Home Loan Mtg. Disc. Notes 1.22% due 4/17/03 .......       1,000,000       999,458
Federal Home Loan Mtg. Disc. Notes 1.23% due 4/17/03 .......       1,000,000       999,455
Federal Home Loan Mtg. Disc. Notes 1.24% due 4/3/03 ........       1,000,000       999,931

----------------
234

SHORT-TERM SECURITIES (CONTINUED)                                 PRINCIPAL
                                                                  AMOUNT          VALUE
------------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS (CONTINUED)
Federal Home Loan Mtg. Disc. Notes 1.29% due 4/25/03 .......      $1,000,000   $   999,140
Federal National Mtg. Assoc. 1.41% due 4/16/04 .............       1,000,000     1,000,000
Federal National Mtg. Assoc. 1.43% due 3/8/04 ..............       1,000,000     1,000,000
Federal National Mtg. Assoc. Disc. Notes 1.19% due
 4/28/03 ...................................................       1,000,000       999,108
Federal National Mtg. Assoc. Disc. Notes 1.22% due
 4/15/03 ...................................................       1,000,000       999,519
Federal National Mtg. Assoc. Disc. Notes 1.22% due
 4/30/03 ...................................................       1,000,000       999,017
Federal National Mtg. Assoc. Disc. Notes 1.23% due
 4/23/03 ...................................................       1,500,000     1,498,872
Federal National Mtg. Assoc. Disc. Notes 1.25% due
 5/2/03 ....................................................         800,000       799,139
Federal National Mtg. Assoc. Disc. Notes 4.58% due
 5/15/03 ...................................................         500,000       501,990
Sallie Mae 1.19% due 9/18/03(1) ............................       2,000,000     1,999,400
Sallie Mae 1.41% due 2/24/04 ...............................       1,000,000     1,000,000
                                                                               -----------
TOTAL FEDERAL AGENCY OBLIGATIONS............................                    21,795,029
                                                                               -----------

U.S. GOVERNMENT AGENCIES -- 1.6%
United States Treasury Bills 1.24% due 5/15/03..............       1,000,000       998,490
                                                                               -----------
TOTAL SHORT-TERM SECURITIES (cost $53,916,211)..............                    53,915,631
                                                                               -----------

REPURCHASE AGREEMENTS -- 13.6%
------------------------------------------------------------------------------------------
State Street Bank & Trust Co. Joint Repurchase Agreement
 Account (Note 2) ..........................................         626,000       626,000

UBS Warburg, LLC Joint Repurchase Agreement Account (Note
 2) ........................................................       8,000,000     8,000,000
                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (cost $8,626,000)...............                     8,626,000
                                                                               -----------

TOTAL INVESTMENTS --
  (cost $62,542,211)                                                    98.9%   62,541,631
Other assets less liabilities --                                         1.1       700,572
                                                                       -----   -----------
NET ASSETS --                                                          100.0%  $63,242,203
                                                                       =====   ===========

-------------
(1) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2003.

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                    INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 92.9%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.7%
HOUSING & HOUSEHOLD DURABLES -- 3.7%
Lennar Corp. .........................................        27,068   $  1,449,491
                                                                       ------------

CONSUMER STAPLES -- 7.8%
FOOD, BEVERAGE & TOBACCO -- 2.1%
Coca-Cola Co. ........................................        20,400        825,792

HOUSEHOLD & PERSONAL PRODUCTS -- 5.7%
Gillette Co. .........................................        33,000      1,021,020
Procter & Gamble Co. .................................        13,660      1,216,423
                                                                       ------------
                                                                          3,063,235
                                                                       ------------

FINANCE -- 19.6%
FINANCIAL SERVICES -- 14.1%
Fannie Mae ...........................................        25,186      1,645,905
Mellon Financial Corp. ...............................        58,200      1,237,332
Merrill Lynch & Co., Inc. ............................        27,000        955,800
SLM Corp. ............................................        15,538      1,723,475

INSURANCE -- 5.5%
Berkshire Hathaway, Inc., Class A+ ...................            23      1,467,400
Travelers Property Casualty Corp., Class A ...........        48,250        679,843
                                                                       ------------
                                                                          7,709,755
                                                                       ------------

HEALTHCARE -- 25.1%
DRUGS -- 12.8%
Amgen, Inc.+ .........................................        20,800      1,197,040
Eli Lilly & Co. ......................................        16,600        948,690
Genentech, Inc.+ .....................................        48,364      1,693,224
Wyeth ................................................        31,625      1,196,057

HEALTH SERVICES -- 5.6%
UnitedHealth Group, Inc. .............................        24,198      2,218,231

MEDICAL PRODUCTS -- 6.7%
Johnson & Johnson ....................................        22,800      1,319,436
Zimmer Holdings, Inc.+ ...............................        27,128      1,319,234
                                                                       ------------
                                                                          9,891,912
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 7.7%
AEROSPACE & MILITARY TECHNOLOGY -- 1.9%
General Dynamics Corp. ...............................        13,600        748,952

BUSINESS SERVICES -- 2.9%
First Data Corp. .....................................        31,150      1,152,861

----------------
236

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
ELECTRICAL EQUIPMENT -- 2.9%
Tyco International, Ltd. .............................        88,425   $  1,137,146
                                                                       ------------
                                                                          3,038,959
                                                                       ------------

INFORMATION & ENTERTAINMENT -- 4.8%
BROADCASTING & MEDIA -- 4.8%
AOL Time Warner, Inc.+ ...............................        71,400        775,404
Viacom, Inc., Class B+ ...............................        30,832      1,125,985
                                                                       ------------
                                                                          1,901,389
                                                                       ------------

INFORMATION TECHNOLOGY -- 24.2%
COMPUTER SOFTWARE -- 6.4%
Microsoft Corp. ......................................       104,000      2,517,840

ELECTRONICS -- 4.3%
Intel Corp. ..........................................        58,400        950,752
Texas Instruments, Inc. ..............................        45,600        746,472

INTERNET CONTENT -- 6.6%
eBay, Inc.+ ..........................................        30,684      2,617,038

TELECOMMUNICATIONS -- 6.9%
Nextel Communications, Inc., Class A+ ................        99,692      1,334,876
Nokia Oyj Sponsored ADR ..............................        97,700      1,368,777
                                                                       ------------
                                                                          9,535,755
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $35,873,427) .......                   36,590,496
                                                                       ------------

SHORT-TERM SECURITIES -- 3.7%                               PRINCIPAL
                                                               AMOUNT
------------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS -- 3.7%
Federal Home Loan Bank Cons. Disc. Notes 1.14% due
 4/1/03 ..............................................  $    600,000        600,000
Federal Home Loan Mtg. Disc. Notes 1.18% due
 4/25/03 .............................................       400,000        399,685
Federal National Mtg. Assoc. Disc. Notes 1.18% due
 4/18/03 .............................................       250,000        249,861
Federal National Mtg. Assoc. Disc. Notes 1.19% due
 5/7/03 ..............................................       100,000         99,881
Federal National Mtg. Assoc. Disc. Notes 1.22% due
 4/30/03 .............................................       100,000         99,902
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $1,449,329) ........                    1,449,329
                                                                       ------------

                                                                ----------------

REPURCHASE AGREEMENT -- 1.5%                                PRINCIPAL
                                                               AMOUNT      VALUE
------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.60%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $589,010 and collateralized
 by $360,000 of United States Treasury Bonds, bearing
 interest at 11.25%, due 2/15/15 and having an
 approximate value of $603,000 (cost $589,000) .......  $    589,000   $    589,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $37,911,756)                                            98.1%    38,628,825
Other assets less liabilities --                                 1.9        767,933
                                                              ------   ------------
NET ASSETS --                                                  100.0%  $ 39,396,758
                                                              ======   ============

-------------
+   Non-income producing securities.
ADR -- American Depository Receipt

See Notes to Financial Statements.

----------------
238

----------------

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO                   INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 84.0%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 84.0%
COMMUNICATION EQUIPMENT -- 13.0%
Marvell Technology Group, Ltd.+ ......................        50,600   $  1,072,214
QUALCOMM, Inc.+ ......................................        12,200        439,932

COMPUTER SERVICES -- 11.8%
Affiliated Computer Services, Inc., Class A+ .........         8,300        367,358
Network Associates, Inc.+ ............................        24,650        340,416
Symantec Corp.+ ......................................         7,200        282,096
VeriSign, Inc.+ ......................................        44,300        387,182

COMPUTER SOFTWARE -- 21.4%
Business Objects SA ADR+ .............................        28,400        464,340
Embarcadero Technologies, Inc.+ ......................        30,000        189,624
Intuit, Inc.+ ........................................         7,400        275,280
J.D. Edwards & Co.+ ..................................        21,600        238,032
Kana Software, Inc.+ .................................        62,500        250,000
Micromuse, Inc.+ .....................................        35,000        182,000
NetScreen Technologies, Inc.+ ........................        21,800        365,804
Red Hat, Inc.+ .......................................        98,360        534,095

COMPUTERS & BUSINESS EQUIPMENT -- 1.7%
Hewlett-Packard Co. ..................................        12,430        193,287

ELECTRONICS -- 1.5%
PMC-Sierra, Inc.+ ....................................        30,000        178,500

INTERNET CONTENT -- 17.0%
Expedia, Inc., Class A+ ..............................         8,530        440,660
I-many, Inc.+ ........................................       158,800        119,100
Yahoo Japan Corp.+ ...................................            78        644,082
Yahoo!, Inc.+ ........................................        32,500        780,650

INTERNET SOFTWARE -- 3.9%
Ariba, Inc.+ .........................................        77,500        218,550
BEA Systems, Inc.+ ...................................        23,700        241,503

TELECOMMUNICATIONS -- 13.7%
Amdocs, Ltd.+ ........................................        27,020        358,826
Enterasys Networks, Inc.+ ............................        92,500        171,125
Juniper Networks, Inc.+ ..............................        22,500        183,825
Sonus Networks, Inc.+ ................................       115,000        258,750
UTStarcom, Inc.+ .....................................        31,770        635,082
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $9,699,552) ........                    9,812,313
                                                                       ------------

                                                                ----------------

REPURCHASE AGREEMENTS -- 18.7%                            PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.60%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $1,079,018 and collateralized
 by $1,080,000 of United States Treasury Notes,
 bearing interest at 5.25%, due 8/15/03 and having an
 approximate value of $1,102,950 .....................  $  1,079,000   $  1,079,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.50%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $606,008 and collateralized
 by $370,000 of United States Treasury Bonds, bearing
 interest at 11.25%, due 2/15/15 and having an
 approximate value of $619,750 .......................       606,000        606,000
State Street Bank & Trust Co. Joint Repurchase
 Agreement Account (Note 2) ..........................       500,000        500,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $2,185,000).........                    2,185,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $11,884,552)                                           102.7%    11,997,313
Liabilities in excess of other assets --                       (2.7)       (312,174)
                                                              ------   ------------
NET ASSETS --                                                  100.0%  $ 11,685,139
                                                              ======   ============

-------------
+   Non-income producing securities.
ADR -- American Depository Receipt

See Notes to Financial Statements.

----------------
240

----------------

SEASONS SERIES TRUST
FOCUS GROWTH AND INCOME
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 92.0%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.8%
APPAREL & TEXTILES -- 2.7%
Gap, Inc. ............................................        36,000   $    521,640

AUTOMOTIVE -- 1.6%
Hyundai Motor Co. GDR*+ ..............................        30,100        302,505

RETAIL -- 3.5%
Home Depot, Inc. .....................................        27,800        677,208
                                                                       ------------
                                                                          1,501,353
                                                                       ------------

CONSUMER STAPLES -- 6.1%
FOOD, BEVERAGE & TOBACCO -- 2.6%
Kroger Co.+ ..........................................        38,000        499,700

HOUSEHOLD & PERSONAL PRODUCTS -- 3.5%
Procter & Gamble Co. .................................         7,492        667,163
                                                                       ------------
                                                                          1,166,863
                                                                       ------------

FINANCE -- 20.3%
BANKS -- 3.2%
Washington Mutual, Inc. ..............................        17,500        617,225

FINANCIAL SERVICES -- 17.1%
Fannie Mae ...........................................        18,700      1,222,045
MBNA Corp. ...........................................        39,100        588,455
Nuveen Investments, Inc. .............................        21,505        480,637
SLM Corp. ............................................         9,048      1,003,604
                                                                       ------------
                                                                          3,911,966
                                                                       ------------

HEALTHCARE -- 19.9%
DRUGS -- 12.2%
Bristol-Myers Squibb Co. .............................        22,050        465,917
Genentech, Inc.+ .....................................        18,934        662,879
Merck & Co., Inc. ....................................        11,500        629,970
Pfizer, Inc. .........................................        19,000        592,040

HEALTH SERVICES -- 4.3%
UnitedHealth Group, Inc. .............................         8,892        815,129

MEDICAL PRODUCTS -- 3.4%
Zimmer Holdings, Inc.+ ...............................        13,500        656,505
                                                                       ------------
                                                                          3,822,440
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 5.6%
BUSINESS SERVICES -- 5.6%
First Data Corp. .....................................        29,200      1,080,692
                                                                       ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 16.0%
BROADCASTING & MEDIA -- 9.3%
AOL Time Warner, Inc. ................................        55,200   $    599,472
Comcast Corp., Sp. Class A ...........................        20,900        574,541
Liberty Media Corp., Class A+ ........................        62,700        610,071

ENTERTAINMENT PRODUCTS -- 3.6%
Walt Disney Co. ......................................        41,436        705,241

LEISURE & TOURISM -- 3.1%
USA Interactive+ .....................................        22,200        594,738
                                                                       ------------
                                                                          3,084,063
                                                                       ------------

INFORMATION TECHNOLOGY -- 13.8%
COMPUTER SOFTWARE -- 5.4%
Electronic Arts, Inc.+ ...............................         9,026        529,285
Microsoft Corp. ......................................        21,500        520,515

COMPUTERS & BUSINESS EQUIPMENT -- 3.0%
Hewlett-Packard Co. ..................................        36,700        570,685

INTERNET CONTENT -- 2.6%
eBay, Inc.+ ..........................................         5,904        503,552

TELECOMMUNICATIONS -- 2.8%
Nextel Communications, Inc., Class A+ ................        39,652        530,940
                                                                       ------------
                                                                          2,654,977
                                                                       ------------

UTILITIES -- 2.5%
GAS & PIPELINE UTILITIES -- 2.5%
El Paso Corp. ........................................        78,300        473,715
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $17,623,243) .......                   17,696,069
                                                                       ------------

SHORT-TERM SECURITIES -- 3.2%                               PRINCIPAL
                                                               AMOUNT
------------------------------------------------------------------------------------
TIME DEPOSIT -- 1.1%
Euro Time Deposit with State Street Bank & Trust Co.
 0.10% due 4/1/03.....................................  $    221,000        221,000

FEDERAL AGENCY OBLIGATIONS -- 2.1%
Federal Home Loan Bank Cons. Disc. Notes 1.14% due
 4/1/03...............................................       400,000        400,000
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $621,000)...........                      621,000
                                                                       ------------

----------------
242

REPURCHASE AGREEMENT -- 3.1%                                PRINCIPAL
                                                               AMOUNT      VALUE
------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.50%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $596,008 and collateralized
 by $615,000 of United States Treasury Bills, bearing
 interest at 1.16%, due 7/24/03 and having an
 approximate value of $612,848 (cost $596,000) .......  $    596,000   $    596,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $18,840,243)                                            98.3%    18,913,069
Other assets less liabilities --                                 1.7        334,208
                                                              ------   ------------
NET ASSETS --                                                  100.0%  $ 19,247,277
                                                              ======   ============

-------------
GDR -- Global Depository Receipt
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
+   Non-income producing securities.

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
FOCUS VALUE
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2003

COMMON STOCK -- 88.1%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.6%
RETAIL -- 2.6%
Best Buy Co., Inc.+ ..................................        18,300   $    493,551
                                                                       ------------

CONSUMER STAPLES -- 4.1%
HOUSEHOLD & PERSONAL PRODUCTS -- 4.1%
Kimberly-Clark Corp. .................................        17,300        786,458
                                                                       ------------

ENERGY -- 9.1%
ENERGY SERVICES -- 3.6%
WGL Holdings, Inc. ...................................        26,400        699,336

ENERGY SOURCES -- 5.5%
BP Amoco, PLC ADR ....................................        12,600        486,234
Marathon Oil Corp. ...................................        24,000        575,280
                                                                       ------------
                                                                          1,760,850
                                                                       ------------

FINANCE -- 16.0%
BANKS -- 2.3%
Bank of New York Co., Inc. ...........................        21,400        438,700

FINANCIAL SERVICES -- 9.9%
E*TRADE Group, Inc.+ .................................       112,200        472,362
Freddie Mac@ .........................................        12,000        637,200
Instinet Group, Inc.+ ................................        59,800        209,898
MBNA Corp. ...........................................        38,500        579,425

INSURANCE -- 3.8%
Allstate Corp. .......................................        16,200        537,354
Phoenix Cos., Inc. ...................................        27,000        195,480
                                                                       ------------
                                                                          3,070,419
                                                                       ------------

HEALTHCARE -- 6.0%
DRUGS -- 6.0%
Abbott Laboratories ..................................        15,700        590,477
Caremark Rx, Inc.+ ...................................        30,900        560,835
                                                                       ------------
                                                                          1,151,312
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 17.6%
BUSINESS SERVICES -- 8.2%
Hutchison Whampoa, Ltd. ..............................       192,100      1,044,310
Waste Management, Inc. ...............................        25,191        533,545

ELECTRICAL EQUIPMENT -- 6.9%
Emerson Electric Co. .................................        14,200        643,970
KEMET Corp.+ .........................................        87,100        679,380

----------------
244

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY -- 2.5%
Alamo Group, Inc. ....................................        41,400   $    482,724
                                                                       ------------
                                                                          3,383,929
                                                                       ------------

INFORMATION & ENTERTAINMENT -- 3.0%
SPECIAL BROADCASTING & MEDIA -- 3.0%
Comcast Corp., Sp. Class A ...........................        21,400        588,286
                                                                       ------------

INFORMATION TECHNOLOGY -- 10.1%
COMPUTERS & BUSINESS EQUIPMENT -- 2.8%
Hewlett-Packard Co. ..................................        34,600        538,030

ELECTRONICS -- 5.9%
AVX Corp. ............................................        79,400        714,600
Samsung Electronics Co., Ltd. ........................         1,830        415,444

TELECOMMUNICATIONS -- 1.4%
Tellabs, Inc.+ .......................................        46,400        268,656
                                                                       ------------
                                                                          1,936,730
                                                                       ------------

MATERIALS -- 3.4%
METALS & MINERALS -- 3.4%
Martin Marietta Materials, Inc.@ .....................        23,809        657,366
                                                                       ------------

REAL ESTATE -- 11.4%
REAL ESTATE COMPANIES -- 11.4%
Catellus Development Corp.+ ..........................        55,200      1,159,200
Forest City Enterprises, Inc., Class A ...............        29,650      1,031,227
                                                                       ------------
                                                                          2,190,427
                                                                       ------------

UTILITIES -- 4.8%
GAS & PIPELINE UTILITIES -- 4.8%
Aquila, Inc. .........................................       218,000        453,440
El Paso Corp. ........................................        76,700        464,035
                                                                       ------------
                                                                            917,475
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $18,366,597) .......                   16,936,803
                                                                       ------------

                                                                ----------------

REPURCHASE AGREEMENTS -- 11.6%                            PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.50%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $800,011 and collateralized
 by $820,000 of United States Treasury Bills, bearing
 interest at 1.17%, due 7/17/03 and having an
 approximate value of $817,130 .......................  $    800,000   $    800,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 0.50%, dated 3/31/03, to be repurchased
 4/1/03 in the amount of $1,425,020 and collateralized
 by $875,000 of United States Treasury Bonds, bearing
 interest at 11.25%, due 2/15/15 and having an
 approximate value of $1,465,625 .....................     1,425,000      1,425,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $2,225,000).........                    2,225,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $20,591,597)                                            99.7%    19,161,803
Other assets less liabilities --                                 0.3         58,295
                                                              ------   ------------
NET ASSETS --                                                  100.0%  $ 19,220,098
                                                              ======   ============

-------------
+   Non-income producing securities.
ADR -- American Depository Receipt
@ The security or a portion thereof represents collateral for open futures contracts.

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
NUMBER OF                                             EXPIRATION      VALUE AT     VALUE AS OF      UNREALIZED
CONTRACTS               DESCRIPTION                      DATE        TRADE DATE   MARCH 31, 2003   DEPRECIATION
---------------------------------------------------------------------------------------------------------------
       3 Long           S&P 500 Index                 June 2003       $642,513       $635,250        $(7,263)
                                                                                                     =======

See Notes to Financial Statements.

----------------
246

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2003

                                                           MULTI-                                     ASSET
                                             MULTI-       MANAGED        MULTI-         MULTI-     ALLOCATION:
                                            MANAGED       MODERATE       MANAGED       MANAGED     DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY     INCOME        GROWTH        STOCK
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *.......  $ 92,367,616  $149,270,410  $136,847,498   $118,987,708  $200,464,239  $184,943,494
Short-term securities *.................     2,600,000     3,900,000     2,500,000      1,000,000    23,430,494            --
Repurchase agreements (cost approximates
  market)...............................     4,429,000     9,975,000     4,238,000      4,599,000    14,493,000            --
Cash....................................        32,370        97,907       113,967        118,994         3,962            --
Foreign currency *......................         1,860         2,063             5              2        29,241       314,570
Due from broker.........................            --            --            --             --            --            --
Receivables for --
  Fund shares sold......................       503,551       570,887       484,708        369,956       885,740       728,117
  Dividends and accrued interest........       454,662     1,071,262     1,317,035      1,431,257       859,019       162,157
  Sales of investments..................     1,035,261     2,910,886     1,999,514      1,770,111     1,475,908       701,705
Prepaid expenses........................           616           798           595            439         1,133           921
Due from adviser........................            --            --            --             --            --            --
Unrealized appreciation on forward
  foreign currency contracts............         6,946        25,178         3,281          5,783            --            --
                                          -----------------------------------------------------------------------------------
                                           101,431,882   167,824,391   147,504,603    128,283,250   241,642,736   186,850,964
                                          -----------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed..................       339,931       164,159       184,700        240,447       428,724       356,935
  Purchases of investments..............       812,254     2,865,500     2,792,489      3,233,149     4,729,303       209,539
  Management fees.......................        75,271       117,400        98,186         81,381       166,622       133,729
  Service fees -- Class 2 **............         6,046        12,625        11,561         10,205        17,529        13,862
  Service fees -- Class 3 **............            10            36            27             15            39            31
  Variation margin on futures
    contracts...........................            --            --            --             --       559,670            --
Other accrued expenses..................        44,972        50,526        48,769         48,275        47,640        50,871
Unrealized depreciation on forward
  foreign currency contracts............        52,041        53,101        34,414         11,226            --            --
Due to advisor..........................            --            --            --             --            --            --
Due to custodian........................            --            --            --             --            --            --
                                          -----------------------------------------------------------------------------------
                                             1,330,525     3,263,347     3,170,146      3,624,698     5,949,527       764,967
                                          -----------------------------------------------------------------------------------
NET ASSETS..............................  $100,101,357  $164,561,044  $144,334,457   $124,658,552  $235,693,209  $186,085,997
                                          ===================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in.........................  $163,985,770  $219,938,660  $161,817,024   $126,172,942  $314,614,735  $241,494,909
Accumulated undistributed net investment
  income (loss).........................     1,102,555     3,021,032     4,103,513      4,254,571     3,593,223        19,624
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts and
  foreign exchange transactions.........   (62,685,735)  (57,341,082)  (22,922,840)    (8,635,000)  (63,722,275)  (37,149,187)
Unrealized appreciation (depreciation)
  on investments........................    (2,254,415)   (1,026,551)    1,367,869      2,871,608   (19,329,789)  (18,280,275)
Unrealized foreign exchange gain (loss)
  on other assets and liabilities.......       (45,058)      (28,551)      (31,109)        (5,569)       (6,475)          926
Unrealized appreciation (depreciation)
  on futures contracts and options
  contracts.............................        (1,760)       (2,464)           --             --       543,790            --
                                          -----------------------------------------------------------------------------------
                                          $100,101,357  $164,561,044  $144,334,457   $124,658,552  $235,693,209  $186,085,997
                                          ===================================================================================
Class 1 ** (unlimited shares
  authorized):
Net assets..............................  $ 51,638,487  $ 63,067,907  $ 51,614,971   $ 43,959,875  $ 93,728,490  $ 75,590,983
Shares of beneficial interest issued and
  outstanding...........................     5,933,331     6,577,680     4,896,252      3,896,237    11,090,822     6,865,182
Net asset value, offering and redemption
  price per share.......................  $       8.70  $       9.59  $      10.54   $      11.28  $       8.45  $      11.01
                                          ===================================================================================
Class 2 ** (unlimited shares autorized):
Net assets..............................  $ 48,413,775  $101,320,844  $ 92,470,271   $ 80,624,613  $141,723,946  $110,305,522
Shares of beneficial interest issued and
  outstanding...........................     5,571,145    10,586,759     8,786,286      7,157,291    16,791,103    10,053,133
Net asset value, offering and redemption
  price per share.......................  $       8.69  $       9.57  $      10.52   $      11.26  $       8.44  $      10.97
                                          ===================================================================================
Class 3 ** (unlimited shares autorized):
Net assets..............................  $     49,095  $    172,293  $    249,215   $     74,064  $    240,773  $    189,492
Shares of beneficial interest issued and
  outstanding...........................         5,652        18,007        23,688          6,577        28,537        17,277
Net asset value, offering and redemption
  price per share.......................  $       8.69  $       9.57  $      10.52   $      11.26  $       8.44  $      10.97
                                          ===================================================================================
---------------
* Cost
 Investment securities..................  $ 94,623,791  $150,299,425  $135,479,629   $116,116,100  $219,794,028  $203,223,769
                                          ===================================================================================
 Short-term securities..................  $  2,600,000  $  3,900,000  $  2,500,000   $  1,000,000  $ 23,430,494  $         --
                                          ===================================================================================
 Foreign currency.......................  $      1,862  $      2,065  $          4   $          2  $     28,896  $    313,899
                                          ===================================================================================

** See Note 1.

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
MARCH 31, 2003

                                           LARGE CAP    LARGE CAP    LARGE CAP     MID CAP      MID CAP
                                            GROWTH      COMPOSITE      VALUE       GROWTH        VALUE      SMALL CAP
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *.......  $50,521,383  $20,029,373  $61,129,289  $41,278,306  $55,789,279  $33,693,733
Short-term securities *.................    2,399,755      329,878      599,754      149,877      274,816      299,755
Repurchase agreements (cost approximates
  market)...............................      546,000      753,000      559,000    1,393,000      794,000    2,069,000
Cash....................................       87,327        8,169       43,326        1,949       81,845        1,161
Foreign currency *......................        5,497       14,073           --           --          233           --
Due from broker.........................           --           --           --           --           --           --
Receivables for --
  Fund shares sold......................      645,383      166,130      548,568      699,345      456,451      140,778
  Dividends and accrued interest........       54,108       21,937       94,868       10,656       78,817       18,897
  Sales of investments..................       98,109       52,947       63,457      478,873      195,395      219,976
Prepaid expenses........................          268          124          292          221          264          178
Due from adviser........................        5,506       12,179        3,355        7,507        4,841        8,485
Unrealized appreciation on forward
  foreign currency contracts............        9,964           --           --           --           --           --
                                          ----------------------------------------------------------------------------
                                           54,373,300   21,387,810   63,041,909   44,019,734   57,675,941   36,451,963
                                          ----------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed..................      210,736       11,606       70,050       87,695      109,149       37,976
  Purchases of investments..............       39,266       57,023      130,463      958,186      193,609      147,139
  Management fees.......................       35,498       14,172       42,160       29,803       40,950       25,544
  Service fees -- Class 2 **............        5,076        2,112        6,523        3,906        5,853        3,476
  Service fees -- Class 3 **............           23           21           23           23           21           20
  Variation margin on futures
    contracts...........................        7,200        7,950       14,700        2,350        4,700        3,800
Other accrued expenses..................       41,777       39,915       42,456       40,614       41,934       40,468
Unrealized depreciation on forward
  foreign currency contracts............       21,596           --           --           --           --           --
Due to advisor..........................           --           --           --           --           --           --
Due to custodian........................           --           --           --           --           --           --
                                          ----------------------------------------------------------------------------
                                              361,172      132,799      306,375    1,122,577      396,216      258,423
                                          ----------------------------------------------------------------------------
NET ASSETS..............................  $54,012,128  $21,255,011  $62,735,534  $42,897,157  $57,279,725  $36,193,540
                                          ============================================================================
COMPOSITION OF NET ASSETS:
Capital paid in.........................  $83,423,331  $31,123,270  $84,040,816  $58,235,322  $64,580,404  $53,791,307
Accumulated undistributed net investment
  income (loss).........................      (34,015)      26,058      704,242           --      512,694           --
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts and
  foreign exchange transactions.........  (19,028,894)  (5,499,873)  (6,438,599) (12,097,705)  (1,377,544) (11,564,583)
Unrealized appreciation (depreciation)
  on investments........................  (10,338,931)  (4,388,633) (15,584,348)  (3,247,208)  (6,449,314)  (6,041,240)
Unrealized foreign exchange gain (loss)
  on other assets and liabilities.......      (11,633)          54            1            6           --            1
Unrealized appreciation (depreciation)
  on futures contracts and options
  contracts.............................        2,270       (5,865)      13,422        6,742       13,485        8,055
                                          ----------------------------------------------------------------------------
                                          $54,012,128  $21,255,011  $62,735,534  $42,897,157  $57,279,725  $36,193,540
                                          ============================================================================
Class 1 ** (unlimited shares
  authorized):
Net assets..............................  $12,337,374  $ 4,218,665  $10,652,915  $10,648,610  $10,584,104  $ 8,060,819
Shares of beneficial interest issued and
  outstanding...........................    2,060,421      614,291    1,366,619    1,386,989      997,433    1,341,021
Net asset value, offering and redemption
  price per share.......................  $      5.99  $      6.87  $      7.80  $      7.68  $     10.61  $      6.01
                                          ============================================================================
Class 2 ** (unlimited shares autorized):
Net assets..............................  $41,533,666  $16,939,109  $51,942,160  $32,110,020  $46,557,147  $28,012,570
Shares of beneficial interest issued and
  outstanding...........................    6,961,686    2,470,707    6,673,995    4,198,054    4,394,949    4,677,339
Net asset value, offering and redemption
  price per share.......................  $      5.97  $      6.86  $      7.78  $      7.65  $     10.59  $      5.99
                                          ============================================================================
Class 3 ** (unlimited shares autorized):
Net assets..............................  $   141,088  $    97,237  $   140,459  $   138,527  $   138,474  $   120,151
Shares of beneficial interest issued and
  outstanding...........................       23,657       14,183       18,050       18,118       13,077       20,070
Net asset value, offering and redemption
  price per share.......................  $      5.96  $      6.86  $      7.78  $      7.65  $     10.59  $      5.99
                                          ============================================================================
---------------
* Cost
 Investment securities..................  $60,860,314  $24,418,006  $76,713,637  $44,525,514  $62,238,593  $39,735,853
                                          ============================================================================
 Short-term securities..................  $ 2,399,755  $   329,878  $   599,753  $   149,877  $   274,816  $   299,755
                                          ============================================================================
 Foreign currency.......................  $     5,514  $    14,037  $        --  $        --  $       233  $        --
                                          ============================================================================

** See Note 1.

See Notes to Financial Statements.

----------------
248

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
MARCH 31, 2003

                                          INTERNATIONAL  DIVERSIFIED      CASH         FOCUS        FOCUS     FOCUS GROWTH
                                             EQUITY      FIXED INCOME  MANAGEMENT     GROWTH       TECHNET     AND INCOME
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *.......  $ 25,533,676   $131,393,114  $       --   $36,590,496  $ 9,812,313  $17,696,069
Short-term securities *.................       791,619    21,496,803   53,915,631     1,449,329           --      621,000
Repurchase agreements (cost approximates
  market)...............................       267,000    20,015,000    8,626,000       589,000    2,185,000      596,000
Cash....................................            --         3,704          248        81,996        1,353       75,854
Foreign currency *......................       623,482            --           --           451           --      540,015
Due from broker.........................       124,789            --           --            --           --           --
Receivables for --
  Fund shares sold......................       282,337       847,353    1,106,971       490,925        3,554       96,826
  Dividends and accrued interest........       137,271     1,411,636       27,408        33,054          824       18,718
  Sales of investments..................         2,756            --           --       257,366      255,213           --
Prepaid expenses........................           139           279          206           184           49           80
Due from adviser........................        15,106            --        5,923        12,701       14,064       11,634
Unrealized appreciation on forward
  foreign currency contracts............        37,016            --           --            --           --           --
                                          --------------------------------------------------------------------------------
                                            27,815,191   175,167,889   63,682,387    39,505,502   12,272,370   19,656,196
                                          --------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed..................        53,639     1,562,158      366,278        32,356      106,811       39,789
  Purchases of investments..............         2,800    18,903,889           --            --      430,798      312,114
  Management fees.......................        26,484        90,805       29,679        32,232        9,983       15,634
  Service fees -- Class 2 **............         3,275        17,070        7,250         4,124        1,235        2,332
  Service fees -- Class 3 **............            21           173           73            21           21           22
  Variation margin on futures
    contracts...........................            --            --           --            --           --           --
Other accrued expenses..................        53,223        54,659       36,904        40,011       38,383       39,028
Unrealized depreciation on forward
  foreign currency contracts............         1,908            --           --            --           --           --
Due to advisor..........................            --        12,289           --            --           --           --
Due to custodian........................        89,502            --           --            --           --           --
                                          --------------------------------------------------------------------------------
                                               230,852    20,641,043      440,184       108,744      587,231      408,919
                                          --------------------------------------------------------------------------------
NET ASSETS..............................  $ 27,584,339   $154,526,846  $63,242,203  $39,396,758  $11,685,139  $19,247,277
                                          ================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in.........................  $ 42,344,395   $147,135,615  $62,886,850  $56,777,793  $23,263,060  $23,478,186
Accumulated undistributed net investment
  income (loss).........................       363,573     3,487,066      356,362            --         (872)          --
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts and
  foreign exchange transactions.........    (9,738,946)     (286,295)        (429)  (18,098,370) (11,689,472)  (4,315,666)
Unrealized appreciation (depreciation)
  on investments........................    (5,240,371)    4,190,460         (580)      717,069      112,761       72,826
Unrealized foreign exchange gain (loss)
  on other assets and liabilities.......       (33,290)           --           --           266         (338)      11,931
Unrealized appreciation (depreciation)
  on futures contracts and options
  contracts.............................      (111,022)           --           --            --           --           --
                                          --------------------------------------------------------------------------------
                                          $ 27,584,339   $154,526,846  $63,242,203  $39,396,758  $11,685,139  $19,247,277
                                          ================================================================================
Class 1 ** (unlimited shares
  authorized):
Net assets..............................  $  5,272,701   $17,730,935   $6,296,997   $ 5,534,932           --           --
Shares of beneficial interest issued and
  outstanding...........................     1,029,105     1,656,764      580,868     1,008,439           --           --
Net asset value, offering and redemption
  price per share.......................  $       5.12   $     10.70   $    10.84   $      5.49           --           --
                                          ================================================================================
Class 2 ** (unlimited shares autorized):
Net assets..............................  $ 22,167,371   $135,817,802  $56,597,228  $33,763,223  $11,585,416  $19,142,063
Shares of beneficial interest issued and
  outstanding...........................     4,329,716    12,711,165    5,229,447     6,174,404    4,083,254    2,822,118
Net asset value, offering and redemption
  price per share.......................  $       5.12   $     10.68   $    10.82   $      5.47  $      2.84  $      6.78
                                          ================================================================================
Class 3 ** (unlimited shares autorized):
Net assets..............................  $    144,267   $   978,109   $  347,978   $    98,603  $    99,723  $   105,214
Shares of beneficial interest issued and
  outstanding...........................        28,189        91,654       32,166        18,039       35,151       15,518
Net asset value, offering and redemption
  price per share.......................  $       5.12   $     10.67   $    10.82   $      5.47  $      2.84  $      6.78
                                          ================================================================================
---------------
* Cost
 Investment securities..................  $ 30,774,047   $127,202,654  $       --   $35,873,427  $ 9,699,552  $17,623,243
                                          ================================================================================
 Short-term securities..................  $    791,631   $21,496,803   $53,916,211  $ 1,449,329  $        --  $   621,000
                                          ================================================================================
 Foreign currency.......................  $    617,783   $        --   $       --   $       404  $        --  $   528,191
                                          ================================================================================

                                             FOCUS
                                             VALUE
----------------------------------------
ASSETS:
Investment securities, at value *.......  $16,936,803
Short-term securities *.................           --
Repurchase agreements (cost approximates
  market)...............................    2,225,000
Cash....................................        1,780
Foreign currency *......................        5,232
Due from broker.........................           --
Receivables for --
  Fund shares sold......................      443,648
  Dividends and accrued interest........       18,500
  Sales of investments..................       40,125
Prepaid expenses........................           51
Due from adviser........................       14,528
Unrealized appreciation on forward
  foreign currency contracts............           --
                                          -----------
                                           19,685,667
                                          -----------
LIABILITIES:
Payables for --
  Fund shares redeemed..................       26,658
  Purchases of investments..............      374,658
  Management fees.......................       15,828
  Service fees -- Class 2 **............        2,360
  Service fees -- Class 3 **............           24
  Variation margin on futures
    contracts...........................        9,135
Other accrued expenses..................       36,906
Unrealized depreciation on forward
  foreign currency contracts............           --
Due to advisor..........................           --
Due to custodian........................           --
                                          -----------
                                              465,569
                                          -----------
NET ASSETS..............................  $19,220,098
                                          ===========
COMPOSITION OF NET ASSETS:
Capital paid in.........................  $21,997,374
Accumulated undistributed net investment
  income (loss).........................       (6,251)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts and
  foreign exchange transactions.........   (1,334,070)
Unrealized appreciation (depreciation)
  on investments........................   (1,429,794)
Unrealized foreign exchange gain (loss)
  on other assets and liabilities.......          102
Unrealized appreciation (depreciation)
  on futures contracts and options
  contracts.............................       (7,263)
                                          -----------
                                          $19,220,098
                                          ===========
Class 1 ** (unlimited shares
  authorized):
Net assets..............................           --
Shares of beneficial interest issued and
  outstanding...........................           --
Net asset value, offering and redemption
  price per share.......................           --
                                          ===========
Class 2 ** (unlimited shares autorized):
Net assets..............................  $19,104,800
Shares of beneficial interest issued and
  outstanding...........................    2,178,569
Net asset value, offering and redemption
  price per share.......................  $      8.77
                                          ===========
Class 3 ** (unlimited shares autorized):
Net assets..............................  $   115,298
Shares of beneficial interest issued and
  outstanding...........................       13,150
Net asset value, offering and redemption
  price per share.......................  $      8.77
                                          ===========
---------------
* Cost
 Investment securities..................  $18,366,597
                                          ===========
 Short-term securities..................  $        --
                                          ===========
 Foreign currency.......................  $     5,130
                                          ===========

** See Note 1.

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2003

                                                           MULTI-                                   ASSET
                                             MULTI-       MANAGED        MULTI-        MULTI-    ALLOCATION:
                                            MANAGED       MODERATE       MANAGED      MANAGED    DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY    INCOME       GROWTH        STOCK
---------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest *............................  $  1,999,211  $  4,289,018  $  5,141,335   $5,192,600  $  2,971,697  $         --
  Dividends *...........................       547,308       676,497       431,184      184,181     2,944,803     2,002,183
                                          ---------------------------------------------------------------------------------
    Total income........................     2,546,519     4,965,515     5,572,519    5,376,781     5,916,500     2,002,183
                                          ---------------------------------------------------------------------------------
EXPENSES:
  Management fees.......................       970,617     1,387,443     1,094,599      845,511     1,987,968     1,598,646
  Custodian fees........................       141,561       149,260       143,164      139,847       130,926        85,933
  Services fees
    Class 2**...........................        70,224       133,334       116,362       94,911       186,388       147,813
    Class 3**...........................            48           104            77           61           129           104
  Auditing fees.........................        33,930        33,929        33,911       33,935        34,089        33,828
  Reports to investors..................        27,731        42,793        36,948       30,824        59,558        45,318
  Legal fees............................         7,620         9,182         8,388        7,733        11,188         9,786
  Trustees' fees........................         2,220         3,375         2,799        2,311         4,754         3,834
  Interest expense......................         2,200           644           241          166            --            84
  Deferred organizational cost..........           137           137           137          137           137           137
  Other expenses........................         2,565         3,013         2,520        2,715         3,167         3,117
                                          ---------------------------------------------------------------------------------
    Total expenses before reimbursement
      and custody credits...............     1,258,853     1,763,214     1,439,146    1,158,151     2,418,304     1,928,600
    Expenses reimbursed by the
      investment advisor................            --            --            --           --            --            --
    Custody credits earned on cash
      balances..........................          (870)         (935)       (1,701)      (1,552)          (27)         (168)
                                          ---------------------------------------------------------------------------------
Net expenses............................     1,257,983     1,762,279     1,437,445    1,156,599     2,418,277     1,928,432
                                          ---------------------------------------------------------------------------------
Net investment income (loss)............     1,288,536     3,203,236     4,135,074    4,220,182     3,498,223        73,751
                                          ---------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments.........................   (23,153,574)  (23,954,354)  (10,413,531)  (3,642,418)  (25,621,003)  (22,138,349)
  Net realized gain (loss) on securities
    sold short..........................            --            --            --           --       749,075            --
  Net realized gain (loss) on futures
    contracts and options contracts.....        28,576        36,828            --           --   (13,539,333)           --
  Net realized gain (loss) on foreign
    exchange and other assets and
    liabilities.........................      (139,163)     (173,121)      (72,546)     (31,199)       20,383       (32,373)
  Change in unrealized appreciation
    (depreciation) on investments.......      (361,384)     (293,545)    2,823,222    3,736,709   (19,049,031)  (28,847,872)
  Change in unrealized appreciation
    (depreciation) on foreign exchange
    and other assets and liabilities....       (99,245)      (72,283)      (54,318)     (13,720)       (5,394)          517
  Change in unrealized appreciation
    (depreciation) on futures contracts
    and options contracts...............        (1,760)       (2,464)           --           --       844,396            --
                                          ---------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments, futures
    contracts, options contracts,
    foreign currencies, securities sold
    short and other assets and
    liabilities.........................   (23,726,550)  (24,458,939)   (7,717,173)      49,372   (56,600,907)  (51,018,077)
                                          ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $(22,438,014) $(21,255,703) $ (3,582,099)  $4,269,554  $(53,102,684) $(50,944,326)
                                          =================================================================================

---------------
* Net of foreign withholding taxes on
  interest and dividends of.............  $      8,385  $     15,171  $      6,177   $    2,631  $    145,227  $     27,135
                                          =================================================================================

** See Note 1.

See Notes to Financial Statements.

----------------
250

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 2003

                                           LARGE CAP     LARGE CAP    LARGE CAP      MID CAP       MID CAP
                                             GROWTH      COMPOSITE      VALUE         GROWTH        VALUE       SMALL CAP
---------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest *............................  $     41,977  $    9,807   $     20,023  $     27,433  $     28,111  $     31,741
  Dividends *...........................       570,120     326,259      1,481,892       168,192     1,294,810       266,713
                                          ---------------------------------------------------------------------------------
    Total income........................       612,097     336,066      1,501,915       195,625     1,322,921       298,454
                                          ---------------------------------------------------------------------------------
EXPENSES:
  Management fees.......................       416,035     183,077        529,474       375,053       538,427       324,720
  Custodian fees........................       132,683     128,306        133,894       131,090       133,673       130,003
  Service fees
    Class 2**...........................        55,505      23,334         77,427        46,232        72,669        41,861
    Class 3**...........................            98          96            100            99            98            97
  Auditing fees.........................        33,845      36,502         36,190        36,190        36,190        36,190
  Reports to investors..................        12,872       5,641         16,680        11,262        16,234         9,649
  Legal fees............................         6,220       4,814          6,394         5,962         6,000         4,812
  Trustees' fees........................           309          --            458            56           365            --
  Interest expense......................            --          --             --           119            90           381
  Deferred organizational cost..........            --          --             --            --            --            --
  Other expenses........................         2,615       2,241          2,213         2,254         2,210         2,211
                                          ---------------------------------------------------------------------------------
      Total expenses before
        reimbursement and custody
        credits.........................       660,182     384,011        802,830       608,317       805,956       549,924
    Expenses reimbursed by the
      investment advisor................       (32,477)   (108,708)       (11,431)      (54,009)      (16,419)      (68,331)
    Custody credits earned on cash
      balances..........................          (799)       (168)          (200)         (549)         (530)         (332)
                                          ---------------------------------------------------------------------------------
  Net expenses..........................       626,906     275,135        791,199       553,759       789,007       481,261
                                          ---------------------------------------------------------------------------------
  Net investment income (loss)..........       (14,809)     60,931        710,716      (358,134)      533,914      (182,807)
                                          ---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on
      investments.......................    (8,992,124) (2,814,617)    (5,409,698)   (7,331,841)     (783,208)   (6,105,063)
    Net realized gain (loss) on
      securities sold short.............            --          --             --            --            --            --
    Net realized gain (loss) on futures
      contracts and options contracts...      (248,743)   (127,070)      (501,965)     (210,977)     (306,503)      (76,587)
    Net realized gain (loss) on foreign
      exchange and other assets and
      liabilities.......................       (54,396)     (1,064)            --         1,135            (3)           --
    Change in unrealized appreciation
      (depreciation) on investments.....    (6,713,523) (4,392,332)   (15,251,199)   (5,464,615)  (13,864,811)   (7,205,404)
    Change in unrealized appreciation
      (depreciation) on foreign exchange
      and other assets and
      liabilities.......................       (32,858)         45              2           136            --             1
    Change in unrealized appreciation
      (depreciation) on futures
      contracts and options contracts...        17,024      (5,757)        17,872        (5,770)         (587)      (18,857)
                                          ---------------------------------------------------------------------------------
    Net realized and unrealized gain
      (loss) on investments, futures
      contracts, options contacts,
      foreign currencies, securities
      sold short and other assets and
      liabilities.......................   (16,024,620) (7,340,795)   (21,144,988)  (13,011,932)  (14,955,112)  (13,405,910)
                                          ---------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS...........  $(16,039,429) $(7,279,864) $(20,434,272) $(13,370,066) $(14,421,198) $(13,588,717)
                                          =================================================================================

  -----------------
  * Net of foreign withholding taxes on
    interest and dividends of...........  $      4,989  $    1,728   $      4,995  $      1,465  $      1,814  $        285
                                          =================================================================================

** See Note 1.

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 2003

                                                                                                                FOCUS
                                                         DIVERSIFIED                                           GROWTH
                                          INTERNATIONAL     FIXED        CASH        FOCUS         FOCUS         AND
                                             EQUITY        INCOME     MANAGEMENT     GROWTH       TECHNET      INCOME
------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest *............................   $    45,976   $4,661,656    $868,063   $     40,862  $    11,815  $    11,744
  Dividends *...........................       496,367       28,407          --        288,604        4,134      175,681
                                          ------------------------------------------------------------------------------
    Total income........................       542,343    4,690,063     868,063        329,466       15,949      187,425
                                          ------------------------------------------------------------------------------
EXPENSES:
  Management fees.......................       305,235      842,254     336,358        382,384       99,672      173,093
  Custodian fees........................       176,863      144,741      50,856        130,036      125,036      125,073
  Service fee
    Class 2**...........................        35,204      134,526      66,664         47,797       12,401       25,904
    Class 3**...........................            95          345         287             96           97           99
  Auditing fees.........................        40,225       38,167      35,560         34,989       32,339       34,684
  Reports to investors..................         7,378       30,198      14,288         14,775        2,228        4,516
  Legal fees............................         4,668        9,128       5,764          4,406        4,782        4,199
  Trustees' fees........................            --        1,200         513             --           --          222
  Interest expense......................           237           89          --             44          403           --
  Deferred organizational cost..........            --           --          --             --           --           --
  Other expenses........................         2,121        2,152       2,305          2,076        2,227        2,232
                                          ------------------------------------------------------------------------------
      Total expenses before
        reimbursement and custody
        credits.........................       572,026    1,202,800     512,595        616,603      279,185      370,022
    Expenses reimbursed by the
      investment advisor................      (139,547)      (3,484)     (5,848)       (70,545)    (141,634)    (117,793)
    Custody credits earned on cash
      balances..........................          (303)        (696)       (131)        (1,065)        (469)      (1,205)
                                          ------------------------------------------------------------------------------
  Net expenses..........................       432,176    1,198,620     506,616        544,993      137,082      251,024
                                          ------------------------------------------------------------------------------
  Net investment income (loss)..........       110,167    3,491,443     361,447       (215,527)    (121,133)     (63,599)
                                          ------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on
      investments.......................    (3,292,942)     985,831         (35)    (8,744,407)  (3,973,130)  (2,547,326)
    Net realized gain (loss) on
      securities sold short.............            --           --          --             --      203,517           --
    Net realized gain (loss) on futures
      contracts and options contracts...    (1,284,896)          --          --             --       15,175           --
    Net realized gain (loss) on foreign
      exchange and other assets and
      liabilities.......................       298,503           --          --           (161)         599        5,560
    Change in unrealized appreciation
      (depreciation) on investments.....    (4,215,657)   4,770,732          --     (1,066,535)    (272,386)  (1,031,420)
    Change in unrealized appreciation
      (depreciation) on foreign exchange
      and other assets, liabilities.....       (32,952)          --       7,314            266         (338)      11,931
    Change in unrealized appreciation
      (depreciation) on futures
      contracts and options contracts...      (125,080)          --          --             --      (63,561)          --
                                          ------------------------------------------------------------------------------
    Net realized and unrealized gain
      (loss) on investments, futures
      contracts, options contracts,
      foreign currencies, securities
      sold short and other assets and
      liabilities.......................    (8,653,024)   5,756,563       7,279     (9,810,837)  (4,090,124)  (3,561,255)
                                          ------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS...........   $(8,542,857)  $9,248,006    $368,726   $(10,026,364) $(4,211,257) $(3,624,854)
                                          ==============================================================================

  -----------------
  * Net of foreign withholding taxes on
    interest and dividends of...........   $    60,023   $       --    $     --   $      7,279  $       838  $     1,432
                                          ==============================================================================


                                             FOCUS
                                             VALUE
----------------------------------------
INCOME:
  Interest *............................  $     7,919
  Dividends *...........................      362,022
                                          -----------
    Total income........................      369,941
                                          -----------
EXPENSES:
  Management fees.......................      171,664
  Custodian fees........................      127,241
  Service fee
    Class 2**...........................       25,687
    Class 3**...........................          104
  Auditing fees.........................       39,959
  Reports to investors..................        4,744
  Legal fees............................        1,784
  Trustees' fees........................          241
  Interest expense......................           29
  Deferred organizational cost..........           --
  Other expenses........................        2,593
                                          -----------
      Total expenses before
        reimbursement and custody
        credits.........................      374,046
    Expenses reimbursed by the
      investment advisor................     (124,689)
    Custody credits earned on cash
      balances..........................         (403)
                                          -----------
  Net expenses..........................      248,954
                                          -----------
  Net investment income (loss)..........      120,987
                                          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on
      investments.......................   (1,458,629)
    Net realized gain (loss) on
      securities sold short.............           --
    Net realized gain (loss) on futures
      contracts and options contracts...      138,801
    Net realized gain (loss) on foreign
      exchange and other assets and
      liabilities.......................       11,347
    Change in unrealized appreciation
      (depreciation) on investments.....   (2,834,522)
    Change in unrealized appreciation
      (depreciation) on foreign exchange
      and other assets, liabilities.....           99
    Change in unrealized appreciation
      (depreciation) on futures
      contracts and options contracts...       (7,263)
                                          -----------
    Net realized and unrealized gain
      (loss) on investments, futures
      contracts, options contracts,
      foreign currencies, securities
      sold short and other assets and
      liabilities.......................   (4,150,167)
                                          -----------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS...........  $(4,029,180)
                                          ===========
  -----------------
  * Net of foreign withholding taxes on
    interest and dividends of...........  $     8,119
                                          ===========

** See Note 1.

See Notes to Financial Statements.

----------------
252

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2003

                                                           MULTI-                                     ASSET
                                             MULTI-       MANAGED        MULTI-         MULTI-     ALLOCATION:
                                            MANAGED       MODERATE       MANAGED       MANAGED     DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY     INCOME        GROWTH        STOCK
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $  1,288,536  $  3,203,236  $  4,135,074   $  4,220,182  $  3,498,223  $     73,751
Net realized gain (loss) on
  investments...........................   (23,153,574)  (23,954,354)  (10,413,531)    (3,642,418)  (25,621,003)  (22,138,349)
Net realized gain (loss) on securities
  sold short............................            --            --            --             --       749,075            --
Net realized gain (loss) on futures
  contracts and option contracts........        28,576        36,828            --             --   (13,539,333)           --
Net realized gain (loss) on foreign
  exchange and other assets and
  liabilities...........................      (139,163)     (173,121)      (72,546)       (31,199)       20,383       (32,373)
Change in unrealized appreciation
  (depreciation) on investments.........      (361,384)     (293,545)    2,823,222      3,736,709   (19,049,031)  (28,847,872)
Change in unrealized appreciation
  (depreciation) on foreign exchange and
  other assets and liabilities..........       (99,245)      (72,283)      (54,318)       (13,720)       (5,394)          517
Change in unrealized appreciation
  (depreciation) on futures contracts
  and options contracts.................        (1,760)       (2,464)           --             --       844,396            --
                                          -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............   (22,438,014)  (21,255,703)   (3,582,099)     4,269,554   (53,102,684)  (50,944,326)
                                          -----------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS:
From net investment income (Class 1)
  *.....................................      (912,890)   (1,422,661)   (1,446,702)    (1,320,473)   (1,371,801)           --
From net investment income (Class 2)
  *.....................................      (736,317)   (1,934,190)   (2,153,815)    (2,027,715)   (1,704,927)           --
From net investment income (Class 3)
  *.....................................          (793)       (1,149)       (1,484)        (1,812)       (1,272)           --
From net realized gain on investments
  (Class 1) *...........................            --            --            --             --            --            --
From net realized gain on investments
  (Class 2) *...........................            --            --            --             --            --            --
From net realized gain on investments
  (Class 3) *...........................            --            --            --             --            --            --
Tax return of capital to shareholders
  (Class 1)*............................            --            --            --             --            --            --
Tax return of capital to shareholders
  (Class 2)*............................            --            --            --             --            --            --
Tax return of capital to shareholders
  (Class 3)*............................            --            --            --             --            --            --
                                          -----------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................    (1,650,000)   (3,358,000)   (3,602,001)    (3,350,000)   (3,078,000)           --
                                          -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 6).................    (9,592,977)   11,270,490    19,215,494     26,158,182    43,137,627    33,269,310
                                          -----------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................   (33,680,991)  (13,343,213)   12,031,394     27,077,736   (13,043,057)  (17,675,016)

NET ASSETS:
Beginning of period.....................   133,782,348   177,904,257   132,303,063     97,580,816   248,736,266   203,761,013
                                          -----------------------------------------------------------------------------------
End of period+..........................  $100,101,357  $164,561,044  $144,334,457   $124,658,552  $235,693,209  $186,085,997
                                          ===================================================================================

---------------
+ Includes accumulated undistributed net
  investment income (loss)..............  $  1,102,555  $  3,021,032  $  4,103,513   $  4,254,571  $  3,593,223  $     19,624
                                          ===================================================================================

* See Note 1.

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 2003


                                           LARGE CAP     LARGE CAP    LARGE CAP      MID CAP       MID CAP
                                             GROWTH      COMPOSITE      VALUE         GROWTH        VALUE       SMALL CAP
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $    (14,809) $    60,931  $    710,716  $   (358,134) $    533,914  $   (182,807)
Net realized gain (loss) on
  investments...........................    (8,992,124)  (2,814,617)   (5,409,698)   (7,331,841)     (783,208)   (6,105,063)
Net realized gain (loss) on securities
  sold short............................            --           --            --            --            --            --
Net realized gain (loss) on futures
  contracts and option contracts........      (248,743)    (127,070)     (501,965)     (210,977)     (306,503)      (76,587)
Net realized gain (loss) on foreign
  exchange and other assets and
  liabilities...........................       (54,396)      (1,064)           --         1,135            (3)           --
Change in unrealized appreciation
  (depreciation) on investments.........    (6,713,523)  (4,392,332)  (15,251,199)   (5,464,615)  (13,864,811)   (7,205,404)
Change in unrealized appreciation
  (depreciation) on foreign exchange and
  other assets and liabilities..........       (32,858)          45             2           136            --             1
Change in unrealized appreciation
  (depreciation) on futures contracts
  and options contracts.................        17,024       (5,757)       17,872        (5,770)         (587)      (18,857)
                                          ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............   (16,039,429)  (7,279,864)  (20,434,272)  (13,370,066)  (14,421,198)  (13,588,717)
                                          ---------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS:
From net investment income (Class 1)
  *.....................................            --      (16,282)      (37,121)           --       (25,864)           --
From net investment income (Class 2)
  *.....................................            --      (31,535)     (139,613)           --       (75,973)           --
From net investment income (Class 3)
  *.....................................            --         (183)         (266)           --          (163)           --
From net realized gain on investments
  (Class 1) *...........................            --           --       (52,431)           --      (178,740)           --
From net realized gain on investments
  (Class 2) *...........................            --           --      (235,122)           --      (670,818)           --
From net realized gain on investments
  (Class 3) *...........................            --           --          (447)           --        (1,442)           --
Tax return of capital to shareholders
  (Class 1)*............................            --           --            --            --            --            --
Tax return of capital to shareholders
  (Class 2)*............................            --           --            --            --            --            --
Tax return of capital to shareholders
  (Class 3)*............................            --           --            --            --            --            --
                                          ---------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................            --      (48,000)     (465,000)           --      (953,000)           --
                                          ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 6).................     9,966,787      489,371    14,628,092     4,044,174     9,685,616     6,554,578
                                          ---------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................    (6,072,642)  (6,838,493)   (6,271,180)   (9,325,892)   (5,688,582)   (7,034,139)

NET ASSETS:
Beginning of period.....................    60,084,770   28,093,504    69,006,714    52,223,049    62,968,307    43,227,679
                                          ---------------------------------------------------------------------------------
End of period+..........................  $ 54,012,128  $21,255,011  $ 62,735,534  $ 42,897,157  $ 57,279,725  $ 36,193,540
                                          =================================================================================

---------------
+ Includes accumulated undistributed net
  investment income (loss)..............  $    (34,015) $    26,058  $    704,242  $         --  $    512,694  $         --
                                          =================================================================================

* See Note 1.

See Notes to Financial Statements.

----------------
254

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 2003

                                                                                                            FOCUS
                                                   DIVERSIFIED                                             GROWTH
                                    INTERNATIONAL     FIXED         CASH         FOCUS         FOCUS         AND         FOCUS
                                       EQUITY         INCOME     MANAGEMENT      GROWTH       TECHNET      INCOME        VALUE
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)......   $   110,167   $  3,491,443  $  361,447   $   (215,527) $  (121,133) $   (63,599) $   120,987
Net realized gain (loss) on
  investments.....................    (3,292,942)       985,831         (35)    (8,744,407)  (3,973,130)  (2,547,326)  (1,458,629)
Net realized gain (loss) on
  securities sold short...........            --             --          --             --      203,517           --           --
Net realized gain (loss) on
  futures contracts and option
  contracts.......................    (1,284,896)            --          --             --       15,175           --      138,801
Net realized gain (loss) on
  foreign exchange and other
  assets and liabilities..........       298,503             --          --           (161)         599        5,560       11,347
Change in unrealized appreciation
  (depreciation) on investments...    (4,215,657)     4,770,732          --     (1,066,535)    (272,386)  (1,031,420)  (2,834,522)
Change in unrealized appreciation
  (depreciation) on foreign
  exchange and other assets and
  liabilities.....................       (32,952)            --       7,314            266         (338)      11,931           99
Change in unrealized appreciation
  (depreciation) on futures
  contracts and options
  contracts.......................      (125,080)            --          --             --      (63,561)          --       (7,263)
                                    ---------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations......................    (8,542,857)     9,248,006     368,726    (10,026,364)  (4,211,257)  (3,624,854)  (4,029,180)
                                    ---------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS:
From net investment income
  (Class 1) *.....................       (27,871)       (80,912)    (93,011)            --           --           --           --
From net investment income
  (Class 2) *.....................       (54,884)      (479,663)   (607,687)            --           --           --     (128,339)
From net investment income
  (Class 3) *.....................          (244)          (425)     (1,301)            --           --           --         (702)
From net realized gain on
  investments (Class 1) *.........            --             --          --             --           --           --           --
From net realized gain on
  investments (Class 2) *.........            --             --          --             --           --           --     (465,420)
From net realized gain on
  investments (Class 3) *.........            --             --          --             --           --           --       (2,764)
Tax return of capital to
  shareholders (Class 1)*.........            --             --          --             --           --           --           --
Tax return of capital to
  shareholders (Class 2)*.........            --             --          --             --           --           --      (56,397)
Tax return of capital to
  shareholders (Class 3)*.........            --             --          --             --           --           --         (378)
                                    ---------------------------------------------------------------------------------------------
Total dividends and distributions
  to shareholders.................       (82,999)      (561,000)   (701,999)            --           --           --     (654,000)
                                    ---------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 6).....     8,239,554     82,502,969  20,568,323      7,664,669    3,373,947    1,479,619    4,314,481
                                    ---------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS..........................      (386,302)    91,189,975  20,235,050     (2,361,695)    (837,310)  (2,145,235)    (368,699)

NET ASSETS:
Beginning of period...............    27,970,641     63,336,871  43,007,153     41,758,453   12,522,449   21,392,512   19,588,797
                                    ---------------------------------------------------------------------------------------------
End of period+....................   $27,584,339   $154,526,846  $63,242,203  $ 39,396,758  $11,685,139  $19,247,277  $19,220,098
                                    =============================================================================================

---------------
+ Includes accumulated
  undistributed net investment
  income (loss)...................   $   363,573   $  3,487,066  $  356,362   $         --  $      (872) $        --  $    (6,251)
                                    =============================================================================================

* See Note 1.

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)

FOR THE YEAR ENDED MARCH 31, 2002

                                                           MULTI-                                      ASSET
                                             MULTI-       MANAGED        MULTI-                     ALLOCATION:
                                            MANAGED       MODERATE       MANAGED     MULTI-MANAGED  DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY     INCOME         GROWTH        STOCK
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $  1,617,678  $  3,303,371  $  3,615,847    $ 3,359,278   $  3,066,257  $    (14,999)
Net realized gain (loss) on
  investments...........................   (28,846,364)  (24,806,060)  (10,154,889)    (4,186,999)   (16,469,088)  (11,221,446)
Net realized gain (loss) on futures
  contracts and options contracts.......      (318,760)     (301,262)           --             --       (161,173)           --
Net realized gain (loss) on foreign
  exchange and other assets and
  liabilities...........................       (21,215)      (18,999)       (9,306)        (5,054)       (47,637)      (57,344)
Change in unrealized appreciation
  (depreciation) on investments.........    16,068,195    12,361,788     4,291,469        958,891      8,750,889    20,183,550
Change in unrealized appreciation
  (depreciation) on foreign exchange and
  other assets and liabilities..........        77,563        74,074        33,929         15,247          7,601         1,112
Change in unrealized appreciation
  (depreciation) on futures contracts
  and options contracts.................            --            --            --             --      1,898,631            --
Change in unrealized appreciation
  (depreciation) on securities sold
  short.................................            --            --            --             --             --            --
                                          ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............   (11,422,903)   (9,387,088)   (2,222,950)       141,363     (2,954,520)    8,890,873
                                          ------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS:
From net investment income (Class 1)
  *.....................................    (1,493,629)   (2,031,225)   (1,949,168)    (1,710,196)    (2,166,048)      (47,000)
From net investment income (Class 2)
  *.....................................      (618,371)   (1,226,775)   (1,210,832)    (1,039,804)    (1,136,952)           --
From net realized gain on investments
  (Class 1) *...........................    (3,293,338)   (2,383,826)   (1,974,509)      (679,596)      (918,810)   (5,309,886)
From net realized gain on investments
  (Class 2) *...........................    (1,491,662)   (1,545,174)   (1,290,491)      (431,403)      (534,190)   (2,991,114)
                                          ------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................    (6,897,000)   (7,187,000)   (6,425,000)    (3,860,999)    (4,756,000)   (8,348,000)
                                          ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 6).................    43,538,408    76,624,918    60,592,919     43,504,809     84,741,915    59,650,786
                                          ------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................    25,218,505    60,050,830    51,944,969     39,785,173     77,031,395    60,193,659

NET ASSETS:
Beginning of period.....................   108,563,843   117,853,427    80,358,094     57,795,643    171,704,871   143,567,354
                                          ------------------------------------------------------------------------------------
End of period+..........................  $133,782,348  $177,904,257  $132,303,063    $97,580,816   $248,736,266  $203,761,013
                                          ====================================================================================

---------------
+ Includes accumulated undistributed net
  investment income (loss)..............  $  1,589,446  $  3,306,245  $  3,572,533    $ 3,335,833   $  2,982,524  $    (21,754)
                                          ====================================================================================

* See Note 1.

See Notes to Financial Statements.

----------------
256

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 2002


                                           LARGE CAP    LARGE CAP    LARGE CAP     MID CAP      MID CAP
                                            GROWTH      COMPOSITE      VALUE       GROWTH        VALUE      SMALL CAP
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $   (57,332) $    21,587  $   367,233  $  (316,245) $   295,147  $  (106,344)
Net realized gain (loss) on
  investments...........................   (7,484,935)  (1,765,326)     536,685   (3,676,984)   1,835,459   (2,944,879)
Net realized gain (loss) on futures
  contracts and options contracts.......       (1,375)      (3,817)     122,713       36,631       10,374      (89,152)
Net realized gain (loss) on foreign
  exchange and other assets and
  liabilities...........................      (10,496)      (2,060)          (5)         809           --           --
Change in unrealized appreciation
  (depreciation) on investments.........    4,024,475    1,331,298     (257,942)   5,931,474    5,224,660    3,859,917
Change in unrealized appreciation
  (depreciation) on foreign exchange and
  other assets and liabilities..........       26,686           39           --         (135)          --           --
Change in unrealized appreciation
  (depreciation) on futures contracts
  and options contracts.................      (17,240)       6,575       (1,615)      12,034       14,303       27,200
Change in unrealized appreciation
  (depreciation) on securities sold
  short.................................           --           --           --           --           --           --
                                          ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............   (3,520,217)    (411,704)     767,069    1,987,584    7,379,943      746,742
                                          ----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS:
From net investment income (Class 1)
  *.....................................           --       (4,200)     (89,524)          --     (101,529)          --
From net investment income (Class 2)
  *.....................................           --           --     (153,476)          --     (176,471)          --
From net realized gain on investments
  (Class 1) *...........................           --       (7,260)    (434,743)          --     (736,186)          --
From net realized gain on investments
  (Class 2) *...........................           --       (6,240)  (1,009,257)          --   (1,580,814)          --
                                          ----------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................           --      (17,700)  (1,687,000)          --   (2,595,000)          --
                                          ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 6).................   28,438,057   11,211,809   43,588,780   23,839,079   29,722,127   23,292,154
                                          ----------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................   24,917,840   10,782,405   42,668,849   25,826,663   34,507,070   24,038,896

NET ASSETS:
Beginning of period.....................   35,166,930   17,311,099   26,337,865   26,396,386   28,461,237   19,188,783
                                          ----------------------------------------------------------------------------
End of period+..........................  $60,084,770  $28,093,504  $69,006,714  $52,223,049  $62,968,307  $43,227,679
                                          ============================================================================

---------------
+ Includes accumulated undistributed net
  investment income (loss)..............  $   (21,220) $    14,191  $   174,136  $       257  $    99,830  $        --
                                          ============================================================================

* See Note 1.

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 2002

                                                                                                            FOCUS
                                                     DIVERSIFIED                                           GROWTH
                                      INTERNATIONAL     FIXED        CASH         FOCUS        FOCUS         AND        FOCUS#
                                         EQUITY        INCOME     MANAGEMENT     GROWTH       TECHNET      INCOME        VALUE
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)........   $    60,172   $ 1,718,736  $  699,785   $  (252,450) $  (119,073) $   (45,077) $   (17,627)
Net realized gain (loss) on
  investments.......................    (4,464,835)     (993,898)         76    (4,483,930)  (6,043,520)  (1,278,323)     574,740
Net realized gain (loss) on futures
  contracts and options contracts...       (55,067)           --          --            --       18,233           --       (8,280)
Net realized gain (loss) on foreign
  exchange and other assets and
  liabilities.......................       (49,242)           --          --            (7)        (259)         (58)          --
Change in unrealized appreciation
  (depreciation) on investments.....     2,327,467      (460,077)     (9,464)    4,058,669    2,562,796    1,684,246    1,404,728
Change in unrealized appreciation
  (depreciation) on foreign exchange
  and other assets and
  liabilities.......................        64,930            --          --            --           --           --            3
Change in unrealized appreciation
  (depreciation) on futures
  contracts and options contracts...         4,128            --          --            --           --           --           --
Change in unrealized appreciation
  (depreciation) on securities sold
  short.............................            --            --          --            --       63,561           --           --
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations........................    (2,112,447)      264,761     690,397      (677,718)  (3,518,262)     360,788    1,953,564
                                      -------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS:
From net investment income
  (Class 1) *.......................            --      (433,577)    (44,972)           --           --           --           --
From net investment income
  (Class 2) *.......................            --    (1,016,423)   (190,028)           --           --       (7,500)          --
From net realized gain on
  investments (Class 1) *...........       (61,567)           --          --            --           --           --           --
From net realized gain on
  investments (Class 2) *...........       (94,433)           --          --            --           --           --     (108,500)
                                      -------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders......................      (156,000)   (1,450,000)   (235,000)           --           --       (7,500)    (108,500)
                                      -------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions (Note 6).......    12,214,287    41,438,363  27,231,106    12,677,519   10,181,153   14,604,671   17,743,733
                                      -------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................     9,945,840    40,253,124  27,686,503    11,999,801    6,662,891   14,957,959   19,588,797

NET ASSETS:
Beginning of period.................    18,024,801    23,083,747  15,320,650    29,758,652    5,859,558    6,434,553           --
                                      -------------------------------------------------------------------------------------------
End of period+......................   $27,970,641   $63,336,871  $43,007,153  $41,758,453  $12,522,449  $21,392,512  $19,588,797
                                      ===========================================================================================

---------------
+ Includes accumulated undistributed
  net investment income (loss)......   $    37,902   $   556,623  $  696,914   $        --  $      (260) $        --  $   (13,562)
                                      ===========================================================================================

* See Note 1.

# Commenced operations on October 1, 2001.

See Notes to Financial Statements.

----------------
258

----------------

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Seasons Series Trust ("the Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts. Shares of the Portfolios are held by Variable Annuity Account Five (the "Account"), a separate account of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) (the "Life Company"), organized under the laws of the state of Arizona. AIG SunAmerica Asset Management Corp. ("SAAMCo"), an affiliate of the Life Company and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust.

The Trust currently consists of 19 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. The Board of Trustees may establish additional portfolios in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Annuity Contract prospectus. Thirteen additional Portfolios, called the "Seasons Select Portfolios" and the "Seasons Focused Portfolios," are available in addition to the Seasons Portfolios as variable investment options under Variable Annuity Contracts offered by the Life Company. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The Board of Trustees approved the creation of Class 3 shares and the renaming of Class A and B shares to Class 1 and Class 2 shares, respectively, effective November 11, 2002. Class 1 shares of each Portfolio are offered only in connection with certain variable contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees and, while Class 1 shares are not subject to service fees; and
(iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each classes' average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment objectives for each Portfolio are as follows:

SEASONS PORTFOLIOS

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.
The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.
The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.
The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.
The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets to equity securities and approximately 20% of its assets to fixed income securities.
The STOCK PORTFOLIO seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

SEASONS SELECT PORTFOLIOS

The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.
The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.
The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.
The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium sized companies selected through a growth strategy.
The MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium sized companies selected through a value strategy.

                                                                ----------------

The SMALL CAP PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.
The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.
The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income and secondarily capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.
The CASH MANAGEMENT PORTFOLIO seek high current yield while preserving capital by investing in a diversified selection of money market instruments.

SEASONS FOCUSED PORTFOLIOS

The FOCUS GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities of large-cap companies that offer the potential for long term growth of capital. Under normal circumstances, at least 80% of its net assets will be invested in large-cap companies.

The FOCUS TECHNET PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that Managers (as defined herein), believe will benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The FOCUS GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Managers believe have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. Each Manager may emphasize either a growth orientation or a value orientation at any particular time.

The FOCUS VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities that offer the potential for long-term growth of capital, without regard to market capitalization.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income and Cash Management Portfolios, is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The three Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Management LLC ("Janus"), and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

                                               SUNAMERICA/                               WMC/
                                               AGGRESSIVE     JANUS/     SUNAMERICA/     FIXED
                                                 GROWTH       GROWTH      BALANCED      INCOME
                  PORTFOLIO                     COMPONENT    COMPONENT    COMPONENT    COMPONENT
------------------------------------------------------------------------------------------------
Multi-Managed Growth.........................      20%          40%          20%          20%
Multi-Managed Moderate Growth................      18%          28%          18%          36%
Multi-Managed Income/Equity..................       0%          18%          28%          54%
Multi-Managed Income.........................       0%           8%          17%          75%

Differences in investment returns among the Managed Components may cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to replicate a relevant index, or the relevant subset of an index.

The Seasons Focused Portfolios offer you access up to three different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus"

----------------
260
approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at March 31, 2003, and the results of its operations, the changes in its net assets and its financial highlights for the periods then ended. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Futures contracts and options are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities then the securities are valued at fair value as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees. Effective April 15, 2003, securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: As is customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on

                                                                ----------------
their identified cost. Portfolios, which earn foreign income and capital gains, may be subject to foreign withholding taxes at various rates.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class.)

Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At March 31, 2003, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Company:

                                                               PERCENTAGE    PRINCIPAL
                                                                INTEREST       AMOUNT
                                                              -------------------------
Multi-Managed Growth........................................       1.10%     $4,139,000
Multi-Managed Moderate Growth...............................        2.33      8,795,000
Multi-Managed Income/Equity.................................        0.81      3,063,000
Multi-Managed Income........................................        0.85      3,194,000
Large Cap Composite.........................................        0.17        641,000
Small Cap...................................................        0.37      1,401,000
Diversified Fixed Income....................................        2.54      9,584,000
Cash Management.............................................        0.17        626,000
Focus Technet...............................................        0.13        500,000

----------------
262

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

State Street Bank & Trust Company, dated March 31, 2003, bearing interest at a rate of 1.15% per annum, with a principal amount of $377,283,000, a repurchase price of $377,295,052, a maturity date of April 1, 2003 and collateralized by $387,200,000 of U.S. Treasury Bills, bearing interest at 1.15% per annum with at maturity date of September 25, 2003 and having an approximate value of $384,876,800.

In addition, at March 31, 2003, certain Portfolios held an undivided interest in two separate joint repurchase agreements with UBS Warburg, LLC. The following Portfolios held the first one:

                                                               PERCENTAGE    PRINCIPAL
                                                                INTEREST       AMOUNT
                                                              -------------------------
Diversified Fixed Income....................................       3.00%     $9,000,000
Cash Management.............................................        2.67      8,000,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated March 31, 2003, bearing interest at a rate of 1.32% per annum, with a principal amount of $300,000,000, a repurchase price of $300,011,000, and a maturity date of April 1, 2003. The repurchase agreement is collateralized by the following:

                                           INTEREST      MATURITY     PRINCIPAL        MARKET
TYPE OF COLLATERAL                           RATE          DATE         AMOUNT         VALUE
                                         -------------------------------------------------------
U.S. Treasury Bonds....................       7.88%     2/15/2021    $200,000,000   $277,236,865
U.S. Treasury Bonds....................        8.00     11/15/2021    21,909,000      31,262,615

The second UBS Warburg, LLC joint repurchase agreement was held in the following
Portfolios:

                                                               PERCENTAGE    PRINCIPAL
                                                                INTEREST       AMOUNT
                                                              -------------------------
Multi-Managed Growth........................................       0.20%     $  290,000
Multi-Managed Moderate Growth...............................        0.83      1,180,000
Multi-Managed Income/Equity.................................        0.82      1,175,000
Multi-Managed Income........................................        0.98      1,405,000
Large Cap Value.............................................        0.29        415,000
Mid Cap Growth..............................................        0.89      1,275,000
Diversified Fixed Income....................................        0.76      1,090,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated March 31, 2003, bearing interest at a rate of 1.31% per annum, with a principal amount of $142,640,000, a repurchase price of $142,645,191, and a maturity date of April 1, 2003. The repurchase agreement is collateralized by the following:

                                           INTEREST      MATURITY     PRINCIPAL        MARKET
TYPE OF COLLATERAL                           RATE          DATE         AMOUNT         VALUE
                                         -------------------------------------------------------
U.S. Treasury Notes....................       5.25%     5/15/2004    $100,000,000   $106,503,626
U.S. Treasury Notes....................        6.00     8/15/2004     36,041,000      38,635,243

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of

                                                                ----------------
the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

MORTGAGE-BACKED DOLLAR ROLLS: During the year ended March 31, 2003, the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset
Allocation: Diversified Growth Portfolio and Diversified Fixed Income Portfolio entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio and Diversified Fixed Income Portfolio had TBA Rolls outstanding at period-end, which are included in receivables for sales of investments and payables for purchases of investments in the Statement of Assets and Liabilities.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the period ended March 31, 2003, transactions in written option contracts were as follows:

                                    MULTI-MANAGED           MULTI-MANAGED        ASSET ALLOCATION:
                                       GROWTH              MODERATE GROWTH       DIVERSIFIED GROWTH         SMALL CAP
                                ---------------------   ---------------------   --------------------   --------------------
                                CONTRACTS    AMOUNT     CONTRACTS    AMOUNT     CONTRACTS    AMOUNT    CONTRACTS    AMOUNT
                                ---------   ---------   ---------   ---------   ---------   --------   ---------   --------
Written option contracts as of
  3/31/02.....................      --      $      --       --      $      --       --      $    --        --      $    --
Options written during the
  period......................    (424)      (170,015)    (568)      (224,909)     (58)     (65,254)     (237)     (95,560)
Written options closed during
  the period..................     424        143,529      568        190,653       58        9,410       237       80,599
Net realized gain on written
  options closed..............      --         26,486       --         34,256       --       55,844        --       14,961
                                  ----      ---------     ----      ---------      ---      --------     ----      --------
Written option contracts as of
  3/31/03.....................      --      $      --       --      $      --       --      $    --        --      $    --
                                  ====      =========     ====      =========      ===      ========     ====      ========


                                   FOCUS TECHNET
                                --------------------
                                CONTRACTS    AMOUNT
                                ---------   --------
Written option contracts as of
  3/31/02.....................      --      $     --
Options written during the
  period......................    (147)      (81,275)
Written options closed during
  the period..................     147        66,101
Net realized gain on written
  options closed..............      --        15,175
                                  ----      --------
Written option contracts as of
  3/31/03.....................      --      $     --
                                  ====      ========

SHORT SALES: The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security "short sales". To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the

----------------
264
short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform. At the end of the period, March 31, 2003, there were no outstanding short sales.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

3. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. As of March 31, 2003, the tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                        ----------------------------------------------------------------------------------------
                                                   FOR THE YEAR ENDED MARCH 31, 2003
                        ----------------------------------------------------------------------------------------
                                    DISTRIBUTABLE EARNINGS                          TAX DISTRIBUTIONS
                        -----------------------------------------------   --------------------------------------
                                        LONG-TERM         UNREALIZED
                         ORDINARY         GAINS          APPRECIATION      ORDINARY      LONG-TERM     RETURN OF
                          INCOME     (CAPITAL LOSSES)   (DEPRECIATION)*     INCOME     CAPITAL GAINS    CAPITAL
                        ----------------------------------------------------------------------------------------
Multi-Managed
  Growth.............   $1,179,274     $(54,213,785)     $ (5,792,202)    $1,650,000     $     --       $    --
Multi-Managed
  Moderate Growth....    3,125,565      (46,896,171)       (5,299,741)     3,358,000           --            --
Multi-Managed
  Income/Equity......    4,147,964      (18,353,787)         (920,310)     3,602,001           --            --
Multi-Managed
  Income.............    4,279,981       (5,852,655)        2,067,881      3,350,000           --            --
Asset Allocation:
  Diversified
  Growth.............    3,653,783      (46,185,755)      (28,245,737)     3,078,000           --            --
Stock................       28,837      (21,441,005)      (25,742,002)            --           --            --
Large Cap Growth.....           --      (14,711,367)      (12,965,351)            --           --            --
Large Cap
  Composite..........       26,985       (3,782,220)       (5,282,607)        48,000           --            --
Large Cap Value......      704,242       (3,823,939)      (16,828,333)       180,610      284,390            --
Mid Cap Growth.......           --      (10,522,553)       (4,153,694)            --           --            --
Mid Cap Value........      512,695           63,184        (7,097,935)       148,000      805,000            --
Small Cap............           --       (8,199,059)       (6,787,466)            --           --            --
International
  Equity.............      449,267       (7,834,835)       (6,332,611)        82,999           --            --
Diversified Fixed
  Income.............    3,487,095         (267,871)        4,172,036        561,000           --            --
Cash Management......      356,361             (174)             (580)       701,999           --            --
Focus Growth.........           --      (16,343,570)          330,017             --           --            --
Focus TechNet........           --       (9,750,540)         (563,196)            --           --            --
Focus Growth and
  Income.............           --       (3,879,273)           (5,106)            --           --            --
Focus Value..........           --         (713,625)       (1,935,624)       597,225           --        56,775

------------
* Unrealized appreciation/(depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                                                ----------------

                                                                  TAX DISTRIBUTIONS
                                                                  FOR THE YEAR ENDED
                                                                    MARCH 31, 2002
                                                              --------------------------
                                                               ORDINARY      LONG-TERM
                                                                INCOME     CAPITAL GAINS
                                                              --------------------------
Multi-Managed Growth........................................  $3,689,848    $3,207,152
Multi-Managed Moderate Growth...............................   5,017,215     2,169,785
Multi-Managed Income/Equity.................................   3,880,239     2,544,761
Multi-Managed Income........................................   3,227,808       633,191
Asset Allocation: Diversified Growth........................   3,305,984     1,450,016
Stock.......................................................   1,288,328     7,053,639
Large Cap Growth............................................          --            --
Large Cap Composite.........................................      17,700            --
Large Cap Value.............................................     855,000       832,000
Mid Cap Growth..............................................          --            --
Mid Cap Value...............................................   1,421,000     1,174,000
Small Cap...................................................          --            --
International Equity........................................       2,994       153,006
Diversified Fixed Income....................................   1,450,000            --
Cash Management.............................................     235,000            --
Focus Growth................................................          --            --
Focus TechNet...............................................          --            --
Focus Growth and Income.....................................       6,781            --
Focus Value.................................................     108,500            --

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities and repurchase agreements at March 31, 2003, were as follows:

                                 AGGREGATE     AGGREGATE
                                 UNREALIZED    UNREALIZED     GAIN/(LOSS)      COST OF      CAPITAL LOSS   CAPITAL LOSS
                                    GAIN          LOSS            NET        INVESTMENTS    CARRYOVER*+      UTILIZED
                                 --------------------------------------------------------------------------------------
Multi-Managed Growth#@.........  $5,182,503   $(10,974,741)  $ (5,792,238)   $105,188,854   $54,213,785      $     --
Multi-Managed Moderate
  Growth#@.....................   8,138,778    (13,457,684)    (5,318,906)    168,464,316    46,896,171            --
Multi-Managed Income/Equity#@..   7,038,199     (7,958,533)      (920,334)    144,505,832    18,353,787            --
Multi-Managed Income#@.........   5,755,131     (3,691,414)     2,063,717     122,522,991     5,852,655            --
Asset Allocation: Diversified
  Growth#@.....................   4,228,844    (32,477,970)   (28,249,126)    266,636,859    46,185,755            --
Stock#@........................   9,184,236    (34,927,164)   (25,742,928)    210,686,422    21,441,005            --
Large Cap Growth#@.............   1,277,439    (14,249,981)   (12,972,542)     66,439,680    14,711,367            --
Large Cap Composite#@..........     608,935     (5,891,596)    (5,282,661)     26,394,912     3,782,220            --
Large Cap Value................     916,565    (17,744,898)   (16,828,333)     79,116,376     3,823,939            --
Mid Cap Growth#................   3,368,372     (7,522,072)    (4,153,700)     46,974,883    10,522,553            --
Mid Cap Value#@................   2,639,080     (9,737,015)    (7,097,935)     63,956,030            --            --
Small Cap#.....................   2,185,202     (8,972,668)    (6,787,466)     42,849,954     8,199,059            --
International Equity#..........     836,069     (6,995,315)    (6,159,246)     32,751,541     7,834,835            --
Diversified Fixed Income.......   4,553,374       (381,338)     4,172,036     168,732,881       267,871       386,904
Cash Management#...............          20           (600)          (580)     62,542,211           174           220
Focus Growth#..................   2,959,697     (2,629,946)       329,751      38,299,074    16,343,570            --
Focus TechNet#@................     713,963     (1,277,031)      (563,068)     12,560,381     9,750,540            --

----------------
266

                                 AGGREGATE     AGGREGATE
                                 UNREALIZED    UNREALIZED     GAIN/(LOSS)      COST OF      CAPITAL LOSS   CAPITAL LOSS
                                    GAIN          LOSS            NET        INVESTMENTS    CARRYOVER*+      UTILIZED
                                 --------------------------------------------------------------------------------------
Focus Growth and Income#.......  $1,041,313   $ (1,058,350)  $    (17,037)   $ 18,930,106   $ 3,735,885      $     --
Focus Value#@..................     561,175     (2,496,901)    (1,935,726)     21,097,529       713,625            --

-------------
*   Expires 2009-2011.
# Post 10/31/02 Capital Loss Deferrals: Multi-Managed Growth $4,939,050, Multi-Managed Moderate Growth $6,147,374, Multi-Managed Income/Equity $2,285,773, Multi-Managed Income $1,978,820, Asset Allocation: Diversified Growth $8,143,782, Stock $8,245,529, Large Cap Growth $1,681,646, Large Cap Composite $829,490, Mid Cap Growth $661,918, Mid Cap Value $778,622, Small Cap $2,611,243, International Equity $1,025,821, Cash Management $255, Focus Growth $1,367,482, Focus TechNet $1,263,103, Focus Growth and Income $346,530, Focus Value $121,776.
@ Post 10/31/02 Currency Loss Deferrals: Multi-Managed Growth $118,649, Multi-Managed Moderate Growth $152,249, Multi-Managed Income/Equity $70,660, Multi-Managed Income $30,776, Asset Allocation: Diversified Growth $42, Stock $9,213, Large Cap Growth $52,839, Large Cap Composite $927, Mid Cap Value $1, Focus TechNet $1,082, Focus Value $6,251.
+ Net capital loss carryovers reported as of March 31, 2003, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that these gains so offset will not be distributed.

For the fiscal year ended March 31, 2003, the reclassification arising from "book/tax" differences resulted in increases (decreases) to the components of net assets as follows:

                                                          ACCUMULATED      ACCUMULATED
                                                         UNDISTRIBUTED    UNDISTRIBUTED
                                                         NET INVESTMENT   NET REALIZED     CAPITAL
                                                         INCOME/(LOSS)     GAIN/(LOSS)     PAID-IN
                                                         ------------------------------------------
Multi-Managed Growth...................................    $(125,427)       $ 125,427     $      --
Multi-Managed Moderate Growth..........................     (130,449)         130,586          (137)
Multi-Managed Income/Equity............................       (2,093)           2,093            --
Multi-Managed Income...................................       48,556          (48,556)           --
Asset Allocation: Diversified Growth...................      190,476         (190,476)           --
Stock..................................................      (32,373)          32,373            --
Large Cap Growth.......................................        2,014           54,396       (56,410)
Large Cap Composite....................................       (1,064)           1,064            --
Large Cap Value........................................       (3,610)           3,610            --
Mid Cap Growth.........................................      357,877           (1,135)     (356,742)
Mid Cap Value..........................................      (19,050)          19,050            --
Small Cap..............................................      182,807           10,288      (193,095)
International Equity...................................      298,503         (298,503)           --
Diversified Fixed Income...............................           --               --            --
Cash Management........................................           --               --            --
Focus Growth...........................................      215,527              159      (215,686)
Focus TechNet..........................................      120,521             (600)     (119,921)
Focus Growth and Income................................       63,599           (5,560)      (58,039)
Focus Value............................................       69,324          (12,549)      (56,775)

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: SAAMCo (the "Adviser"), an independent wholly-owned subsidiary of AIG, serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between SAAMCo (the "Adviser") and the Trust, on behalf of each Portfolio, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

                                                                                       MANAGEMENT
PORTFOLIO                                                             ASSETS              FEES
-------------------------------------------------------------------------------------------------
Multi-Managed Growth                                          >0                         0.89%
Multi-Managed Moderate Growth                                 >0                         0.85%

                                                                ----------------

                                                                                       MANAGEMENT
PORTFOLIO                                                             ASSETS              FEES
-------------------------------------------------------------------------------------------------
Multi-Managed Income/Equity                                   >0                         0.81%
Multi-Managed Income                                          >0                         0.77%
Asset Allocation: Diversified Growth                          >0                         0.85%
Stock                                                         >0                         0.85%
Large Cap Growth, Large Cap Composite,                        0-$250 million             0.80%
  Large Cap Value                                             >$250 million              0.75%
                                                              >$500 million              0.70%
Mid Cap Growth, Mid Cap Value,                                0-$250 million             0.85%
  Small Cap                                                   >$250 million              0.80%
                                                              >$500 million              0.75%
International Equity                                          > 0                        1.00%
Diversified Fixed Income                                      0-$200 million             0.70%
                                                              >$200 million              0.65%
                                                              >$400 million              0.60%
Cash Management                                               0-$100 million             0.55%
                                                              >$100 million              0.50%
                                                              >$300 million              0.45%
Focus Growth                                                  >0                         1.00%
Focus TechNet                                                 >0                         1.20%
Focus Growth and Income                                       >0                         1.00%
Focus Value                                                   >0                         1.00%

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All Subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following
Managers:

PORTFOLIO                                                      SUBADVISER
------------------------------------------------------------------------------------------
Multi-Managed Growth                          Janus Capital Management LLC
                                              AIG SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Multi-Managed Moderate Growth                 Janus Capital Management LLC
                                              AIG SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Multi-Managed Income/Equity                   Janus Capital Management LLC
                                              AIG SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Multi-Managed Income                          Janus Capital Management LLC
                                              AIG SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Asset Allocation: Diversified Growth          Putnam Investment Management, Inc.
Stock                                         T. Rowe Price Associates, Inc.
Large Cap Growth                              AIG Global Investment Corp.
                                              Goldman Sachs Asset Management
                                              Janus Capital Management LLC
Large Cap Composite                           AIG Global Investment Corp.
                                              AIG SunAmerica Asset Management Corp.
                                              T. Rowe Price Associates, Inc.

----------------
268

PORTFOLIO                                                      SUBADVISER
------------------------------------------------------------------------------------------
Large Cap Value                               AIG Global Investment Corp.
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company, LLP
Mid Cap Growth                                AIG Global Investment Corp.
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company, LLP
Mid Cap Value                                 AIG Global Investment Corp.
                                              Goldman Sachs Asset Management
                                              Lord, Abbett & Co.
Small Cap                                     AIG Global Investment Corp.
                                              Lord, Abbett & Co.
                                              AIG SunAmerica Asset Management Corp.
International Equity                          AIG Global Investment Corp.
                                              Goldman Sachs Asset Management International
                                              Lord, Abbett & Co.
Diversified Fixed Income                      AIG Global Investment Corp.
                                              AIG SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Cash Management                               AIG SunAmerica Asset Management Corp.
Focus Growth                                  Fred Alger Management, Inc.
                                              Salomon Brothers Asset Management
                                              Marsico Capital Management, LLC
Focus TechNet*                                Dresdner RCM Global Investors LLC
                                              AIG SunAmerica Asset Management Corp.
Focus Growth and Income                       Harris Associates L.P.
                                              Marsico Capital Management, LLC
                                              Thornburg Investment Management, Inc.
Focus Value                                   American Century Investment Management, Inc.
                                              Third Avenue Management, LLC (formerly EQSF
                                                Advisers, Inc.)
                                              Thornburg Investment Management, Inc.

*Effective March 4, 2003, Van Wagoner Capital Management, Inc. ("Van Wagoner") was terminated as a subadviser to a portion of the Focus TechNet Portfolio (the "Portfolio"). Until a replacement for Van Wagoner is selected, SAAMCo, as manager, will monitor that portion of the Portfolio.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets:

PORTFOLIO                                                     CLASS 1    CLASS 2    CLASS 3
--------------------------------------------------------------------------------------------
Large Cap Growth Portfolio..................................   1.10       1.25       1.35
Large Cap Composite Portfolio...............................   1.10       1.25       1.35
Large Cap Value Portfolio...................................   1.10       1.25       1.35
Mid Cap Growth Portfolio....................................   1.15       1.30       1.40
Mid Cap Value Portfolio.....................................   1.15       1.30       1.40
Small Cap Portfolio.........................................   1.15       1.30       1.40
International Equity Portfolio..............................   1.30       1.45       1.55
Focus Growth Portfolio......................................   1.30       1.45       1.55
Diversified Fixed Income Portfolio..........................   1.00       1.15       1.25
Cash Management Portfolio...................................   0.85       1.00       1.10
Focus TechNet Portfolio.....................................     --       1.65       1.75
Focus Growth and Income Portfolio...........................     --       1.45       1.55
Focus Value Portfolio.......................................     --       1.45       1.55

                                                                ----------------

The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

At March 31, 2003, the amounts repaid to the Adviser which are included in the management fee on the Statement of Operations along with the remaining balance subject to recoupment are as follows:

                                                                          BALANCE
                                                               AMOUNT    SUBJECT TO
                                                              RECOUPED   RECOUPMENT
                                                              ---------------------
Large Cap Growth............................................  $   525     $ 56,551
Large Cap Composite.........................................       --      210,326
Large Cap Value.............................................   10,421       48,959
Mid Cap Growth..............................................       --      107,813
Mid Cap Value...............................................    9,031       71,230
Small Cap...................................................       --      150,030
International Equity........................................       --      315,021
Diversified Fixed Income....................................   97,768       38,169
Cash Management.............................................   51,873       18,081
Focus Growth................................................       --      144,760
Focus TechNet...............................................       --      269,530
Focus Growth and Income.....................................       --      239,870
Focus Value.................................................       --      185,968

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to reimburse the Life Company for expenditures made to financial intermediaries for providing services to contract holders of the Variable Annuity Contract who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares.

5. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the period ended March 31, 2003, were as follows:

                               PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                             SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.         SALES OF U.S.
                               GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES   GOVERNMENT SECURITIES
                             -------------------------------------------------------------------------------------------------------
Multi-Managed Growth.......         $ 98,337,971                 $106,818,412               $ 10,640,533           $ 11,654,778
Multi-Managed Moderate
  Growth...................          134,129,932                  122,048,268                 41,506,572             40,516,842
Multi-Managed
  Income/Equity............           74,699,776                   60,077,567                 60,725,937             47,431,020
Multi-Managed Income.......           49,913,414                   32,662,290                 81,078,840             63,340,684
Asset Allocation:
  Diversified Growth.......          209,128,863                  166,016,623                120,112,234            122,458,882
Stock......................          117,239,128                   83,247,769                         --                     --
Large Cap Growth...........           37,295,386                   28,851,252                         --                     --
Large Cap Composite........           13,094,332                   13,119,880                         --                     --
Large Cap Value............           34,641,510                   20,267,508                         --                     --
Mid Cap Growth.............           55,132,900                   50,046,326                         --                     --
Mid Cap Value..............           47,379,546                   36,649,498                         --                     --
Small Cap..................           40,838,794                   32,605,306                         --                     --
International Equity.......           22,123,773                   13,133,458                         --                     --
Diversified Fixed Income...           41,589,191                   20,025,865                 69,553,294             33,726,498
Cash Management............                   --                           --                         --                     --
Focus Growth...............           57,404,534                   50,678,244                         --                     --
Focus TechNet..............           22,667,223                   19,573,106                         --                     --
Focus Growth and Income....           30,565,436                   29,254,726                         --                     --
Focus Value................           32,964,409                   30,588,014                         --                     --

----------------
270

6. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each portfolio were as follows:

                                                                         MULTI-MANAGED GROWTH PORTFOLIO
                                                              -----------------------------------------------------
                                                                                    CLASS 1@
                                                              -----------------------------------------------------
                                                                    FOR THE YEAR                FOR THE YEAR
                                                                        ENDED                       ENDED
                                                                   MARCH 31, 2003              MARCH 31, 2002
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Shares sold.................................................     317,880   $  2,856,240    1,183,263   $ 14,112,881
Reinvested dividends........................................     102,664        912,890      440,160      4,786,967
Shares redeemed.............................................  (2,410,486)   (21,837,372)  (1,716,406)   (19,726,661)
                                                              ----------   ------------   ----------   ------------
Net increase (decrease).....................................  (1,989,942)  $(18,068,242)     (92,983)  $   (826,813)
                                                              ==========   ============   ==========   ============

                                                                         MULTI-MANAGED GROWTH PORTFOLIO
                                                   ---------------------------------------------------------------------------
                                                                         CLASS 2@                               CLASS 3
                                                   ----------------------------------------------------   --------------------
                                                                                                             FOR THE PERIOD
                                                         FOR THE YEAR                FOR THE YEAR          NOVEMBER 11, 2002*
                                                             ENDED                      ENDED                   THROUGH
                                                        MARCH 31, 2003              MARCH 31, 2002           MARCH 31, 2003
                                                   -------------------------   ------------------------   --------------------
                                                     SHARES        AMOUNT        SHARES       AMOUNT       SHARES     AMOUNT
                                                   ----------   ------------   ----------   -----------   --------   ---------
Shares sold......................................   2,917,481   $ 26,719,123    4,156,125   $48,594,734     7,045    $ 63,451
Reinvested dividends.............................      82,893        736,317      194,015     2,110,033        89         793
Shares redeemed..................................  (2,123,855)   (19,031,076)    (567,771)   (6,339,546)   (1,482)    (13,344)
                                                   ----------   ------------   ----------   -----------    ------    --------
Net increase (decrease)..........................     876,519   $  8,424,364    3,782,369   $44,365,221     5,652    $ 50,900
                                                   ==========   ============   ==========   ===========    ======    ========

                                                                     MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                                                              -----------------------------------------------------
                                                                                    CLASS 1@
                                                              -----------------------------------------------------
                                                                    FOR THE YEAR                FOR THE YEAR
                                                                        ENDED                       ENDED
                                                                   MARCH 31, 2003              MARCH 31, 2002
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Shares sold.................................................     387,635   $  3,814,925    1,454,543   $ 17,255,764
Reinvested dividends........................................     146,952      1,422,661      392,815      4,415,051
Shares redeemed.............................................  (2,674,458)   (26,295,184)  (1,692,478)   (19,571,168)
                                                              ----------   ------------   ----------   ------------
Net increase (decrease).....................................  (2,139,871)  $(21,057,598)     154,880   $  2,099,647
                                                              ==========   ============   ==========   ============

                                                                    MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                                                   --------------------------------------------------------------------------
                                                                        CLASS 2@                               CLASS 3
                                                   ---------------------------------------------------   --------------------
                                                                                                            FOR THE PERIOD
                                                         FOR THE YEAR               FOR THE YEAR          NOVEMBER 11, 2002*
                                                             ENDED                      ENDED                  THROUGH
                                                        MARCH 31, 2003             MARCH 31, 2002           MARCH 31, 2003
                                                   -------------------------   -----------------------   --------------------
                                                     SHARES        AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                                                   ----------   ------------   ---------   -----------   --------   ---------
Shares sold......................................   6,691,825   $ 66,467,537   6,877,030   $81,033,460    18,010    $173,451
Reinvested dividends.............................     200,067      1,934,190     246,592     2,771,949       119       1,149
Shares redeemed..................................  (3,707,251)   (36,247,037)   (811,795)   (9,280,138)     (122)     (1,202)
                                                   ----------   ------------   ---------   -----------    ------    --------
Net increase (decrease)..........................   3,184,641   $ 32,154,690   6,311,827   $74,525,271    18,007    $173,398
                                                   ==========   ============   =========   ===========    ======    ========

                                                                ----------------

                                MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                          --------------------------------------------------
                                               CLASS 1@
                          --------------------------------------------------
                                FOR THE YEAR              FOR THE YEAR
                                   ENDED                     ENDED
                               MARCH 31, 2003            MARCH 31, 2002
                          ------------------------  ------------------------
                            SHARES       AMOUNT       SHARES       AMOUNT
                          ----------  ------------  ----------  ------------
Shares sold.............     583,263  $  6,150,400   1,065,081  $ 12,491,635
Reinvested dividends....     138,324     1,446,702     348,794     3,923,677
Shares redeemed.........  (1,967,010)  (20,824,175) (1,377,146)  (15,957,695)
                          ----------  ------------  ----------  ------------
Net increase
  (decrease)............  (1,245,423) $(13,227,073)     36,729  $    457,617
                          ==========  ============  ==========  ============

                                          MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                          ----------------------------------------------------------------------
                                              CLASS 2@                            CLASS 3
                          ------------------------------------------------  --------------------
                                                                               FOR THE PERIOD
                                FOR THE YEAR             FOR THE YEAR        NOVEMBER 11, 2002*
                                   ENDED                    ENDED                 THROUGH
                               MARCH 31, 2003           MARCH 31, 2002         MARCH 31, 2003
                          ------------------------  ----------------------  --------------------
                            SHARES       AMOUNT      SHARES      AMOUNT      SHARES     AMOUNT
                          ----------  ------------  ---------  -----------  --------  ----------
Shares sold.............   6,017,106  $ 63,887,017  5,661,206  $66,210,852   23,643    $249,349
Reinvested dividends....     206,182     2,153,815    222,380    2,501,323      142       1,484
Shares redeemed.........  (3,207,778)  (33,848,061)  (742,912)  (8,576,873)     (97)     (1,037)
                          ----------  ------------  ---------  -----------   ------    --------
Net increase
  (decrease)............   3,015,510  $ 32,192,771  5,140,674  $60,135,302   23,688    $249,796
                          ==========  ============  =========  ===========   ======    ========

                                                                         MULTI-MANAGED INCOME PORTFOLIO
                                                              -----------------------------------------------------
                                                                                    CLASS 1@
                                                              -----------------------------------------------------
                                                                    FOR THE YEAR                FOR THE YEAR
                                                                        ENDED                       ENDED
                                                                   MARCH 31, 2003              MARCH 31, 2002
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Shares sold.................................................     803,659   $  8,951,278      997,955   $ 11,549,802
Reinvested dividends........................................     119,558      1,320,473      212,276      2,389,792
Shares redeemed.............................................  (1,681,139)   (18,770,488)  (1,077,864)   (12,489,736)
                                                              ----------   ------------   ----------   ------------
Net increase (decrease).....................................    (757,922)  $ (8,498,737)     132,367   $  1,449,858
                                                              ==========   ============   ==========   ============

                                                                        MULTI-MANAGED INCOME PORTFOLIO
                                                  --------------------------------------------------------------------------
                                                                       CLASS 2@                               CLASS 3
                                                  ---------------------------------------------------   --------------------
                                                                                                           FOR THE PERIOD
                                                        FOR THE YEAR               FOR THE YEAR          NOVEMBER 11, 2002*
                                                            ENDED                      ENDED                  THROUGH
                                                       MARCH 31, 2003             MARCH 31, 2002           MARCH 31, 2003
                                                  -------------------------   -----------------------   --------------------
                                                    SHARES        AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                                                  ----------   ------------   ---------   -----------   --------   ---------
Shares sold.....................................   5,878,319   $ 65,602,284   4,195,165   $48,675,456    6,509      $73,650
Reinvested dividends............................     183,806      2,027,715     130,692     1,471,207      164        1,812
Shares redeemed.................................  (2,966,125)   (33,047,457)   (703,582)   (8,091,712)     (96)      (1,085)
                                                  ----------   ------------   ---------   -----------    -----      -------
Net increase (decrease).........................   3,096,000   $ 34,582,542   3,622,275   $42,054,951    6,577      $74,377
                                                  ==========   ============   =========   ===========    =====      =======

----------------
272

                                                                 ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                                                              -----------------------------------------------------
                                                                                    CLASS 1@
                                                              -----------------------------------------------------
                                                                    FOR THE YEAR                FOR THE YEAR
                                                                        ENDED                       ENDED
                                                                   MARCH 31, 2003              MARCH 31, 2002
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Shares sold.................................................   1,695,765   $ 14,994,653    1,634,089   $ 17,708,729
Reinvested dividends........................................     153,555      1,371,801      290,534      3,084,858
Shares redeemed.............................................  (3,712,381)   (33,852,480)  (2,896,981)   (31,449,633)
                                                              ----------   ------------   ----------   ------------
Net increase (decrease).....................................  (1,863,061)  $(17,486,026)    (972,358)  $(10,656,046)
                                                              ==========   ============   ==========   ============

                                                                ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                                                 ----------------------------------------------------------------------------
                                                                       CLASS 2@                                CLASS 3
                                                 -----------------------------------------------------   --------------------
                                                                                                            FOR THE PERIOD
                                                       FOR THE YEAR                FOR THE YEAR           NOVEMBER 11, 2002*
                                                           ENDED                       ENDED                   THROUGH
                                                      MARCH 31, 2003              MARCH 31, 2002            MARCH 31, 2003
                                                 -------------------------   -------------------------   --------------------
                                                   SHARES        AMOUNT        SHARES        AMOUNT       SHARES     AMOUNT
                                                 ----------   ------------   ----------   ------------   --------   ---------
Shares sold....................................  11,692,157   $107,083,286    9,963,222   $108,679,386    29,268    $255,878
Reinvested dividends...........................     190,996      1,704,927      157,361      1,671,142       142       1,272
Shares redeemed................................  (5,391,141)   (48,413,792)  (1,399,059)   (14,952,567)     (873)     (7,918)
                                                 ----------   ------------   ----------   ------------    ------    --------
Net increase (decrease)........................   6,492,012   $ 60,374,421    8,721,524   $ 95,397,961    28,537    $249,232
                                                 ==========   ============   ==========   ============    ======    ========

                                                                                 STOCK PORTFOLIO
                                                              -----------------------------------------------------
                                                                                    CLASS 1@
                                                              -----------------------------------------------------
                                                                    FOR THE YEAR                FOR THE YEAR
                                                                        ENDED                       ENDED
                                                                   MARCH 31, 2003              MARCH 31, 2002
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Shares sold.................................................   1,513,348   $ 17,416,748    1,418,086   $ 19,460,060
Reinvested dividends........................................          --             --      374,403      5,356,886
Shares redeemed.............................................  (2,631,413)   (30,207,097)  (2,793,365)   (40,759,805)
                                                              ----------   ------------   ----------   ------------
Net increase (decrease).....................................  (1,118,065)  $(12,790,349)  (1,000,876)  $(15,942,859)
                                                              ==========   ============   ==========   ============

                                                                                STOCK PORTFOLIO
                                                  ----------------------------------------------------------------------------
                                                                        CLASS 2@                                CLASS 3
                                                  -----------------------------------------------------   --------------------
                                                                                                             FOR THE PERIOD
                                                        FOR THE YEAR                FOR THE YEAR           NOVEMBER 11, 2002*
                                                            ENDED                       ENDED                   THROUGH
                                                       MARCH 31, 2003              MARCH 31, 2002            MARCH 31, 2003
                                                  -------------------------   -------------------------   --------------------
                                                    SHARES        AMOUNT        SHARES        AMOUNT       SHARES     AMOUNT
                                                  ----------   ------------   ----------   ------------   --------   ---------
Shares sold.....................................   7,488,052   $ 87,144,575    6,176,396   $ 89,693,274    18,248    $203,442
Reinvested dividends............................          --             --      209,378      2,991,114        --          --
Shares redeemed.................................  (3,651,577)   (41,277,199)  (1,192,474)   (17,090,743)     (971)    (11,159)
                                                  ----------   ------------   ----------   ------------    ------    --------
Net increase (decrease).........................   3,836,475   $ 45,867,376    5,193,300   $ 75,593,645    17,277    $192,283
                                                  ==========   ============   ==========   ============    ======    ========

                                                                ----------------

                                                                        LARGE CAP GROWTH PORTFOLIO
                                                              -----------------------------------------------
                                                                                 CLASS 1@
                                                              -----------------------------------------------
                                                                   FOR THE YEAR             FOR THE YEAR
                                                                      ENDED                    ENDED
                                                                  MARCH 31, 2003           MARCH 31, 2002
                                                              ----------------------   ----------------------
                                                               SHARES      AMOUNT       SHARES      AMOUNT
                                                              --------   -----------   --------   -----------
Shares sold.................................................   298,531   $ 1,836,630    561,205   $ 4,750,182
Reinvested dividends........................................        --            --         --            --
Shares redeemed.............................................  (982,093)   (6,251,400)  (931,134)   (7,567,470)
                                                              --------   -----------   --------   -----------
Net increase (decrease).....................................  (683,562)  $(4,414,770)  (369,929)  $(2,817,288)
                                                              ========   ===========   ========   ===========

                                                                           LARGE CAP GROWTH PORTFOLIO
                                                   --------------------------------------------------------------------------
                                                                        CLASS 2@                               CLASS 3
                                                   ---------------------------------------------------   --------------------
                                                                                                            FOR THE PERIOD
                                                         FOR THE YEAR               FOR THE YEAR          NOVEMBER 11, 2002*
                                                             ENDED                      ENDED                  THROUGH
                                                        MARCH 31, 2003             MARCH 31, 2002           MARCH 31, 2003
                                                   -------------------------   -----------------------   --------------------
                                                     SHARES        AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                                                   ----------   ------------   ---------   -----------   --------   ---------
Shares sold......................................   4,588,562   $ 29,154,367   4,448,739   $37,230,410    23,894    $146,453
Reinvested dividends.............................          --             --          --            --        --          --
Shares redeemed..................................  (2,418,230)   (14,917,730)   (740,589)   (5,975,065)     (237)     (1,533)
                                                   ----------   ------------   ---------   -----------    ------    --------
Net increase (decrease)..........................   2,170,332   $ 14,236,637   3,708,150   $31,255,345    23,657    $144,920
                                                   ==========   ============   =========   ===========    ======    ========

                                                                       LARGE CAP COMPOSITE PORTFOLIO
                                                              -----------------------------------------------
                                                                                 CLASS 1@
                                                              -----------------------------------------------
                                                                   FOR THE YEAR             FOR THE YEAR
                                                                      ENDED                    ENDED
                                                                  MARCH 31, 2003           MARCH 31, 2002
                                                              ----------------------   ----------------------
                                                               SHARES      AMOUNT       SHARES      AMOUNT
                                                              --------   -----------   --------   -----------
Shares sold.................................................   158,225   $ 1,229,440    229,484   $ 2,137,975
Reinvested dividends........................................     2,238        16,282      1,249        11,460
Shares redeemed.............................................  (948,468)   (7,085,898)  (361,690)   (3,303,267)
                                                              --------   -----------   --------   -----------
Net increase (decrease).....................................  (788,005)  $(5,840,176)  (130,957)  $(1,153,832)
                                                              ========   ===========   ========   ===========

                                                                       LARGE CAP COMPOSITE PORTFOLIO
                                                  ------------------------------------------------------------------------
                                                                      CLASS 2@                              CLASS 3
                                                  -------------------------------------------------   --------------------
                                                                                                         FOR THE PERIOD
                                                       FOR THE YEAR              FOR THE YEAR          NOVEMBER 11, 2002*
                                                           ENDED                     ENDED                  THROUGH
                                                      MARCH 31, 2003            MARCH 31, 2002           MARCH 31, 2003
                                                  -----------------------   -----------------------   --------------------
                                                   SHARES       AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                                                  ---------   -----------   ---------   -----------   --------   ---------
Shares sold.....................................  1,785,413   $13,264,235   1,733,146   $15,971,132    14,361    $103,739
Reinvested dividends............................      4,339        31,535         681         6,240        25         183
Shares redeemed.................................   (975,970)   (7,068,621)   (404,471)   (3,611,731)     (203)     (1,524)
                                                  ---------   -----------   ---------   -----------    ------    --------
Net increase (decrease).........................    813,782   $ 6,227,149   1,329,356   $12,365,641    14,183    $102,398
                                                  =========   ===========   =========   ===========    ======    ========

----------------
274

                                                                         LARGE CAP VALUE PORTFOLIO
                                                              -----------------------------------------------
                                                                                 CLASS 1@
                                                              -----------------------------------------------
                                                                   FOR THE YEAR             FOR THE YEAR
                                                                      ENDED                    ENDED
                                                                  MARCH 31, 2003           MARCH 31, 2002
                                                              ----------------------   ----------------------
                                                               SHARES      AMOUNT       SHARES      AMOUNT
                                                              --------   -----------   --------   -----------
Shares sold.................................................   356,315   $ 3,195,798    558,904   $ 5,967,041
Reinvested dividends........................................    10,670        89,552     50,686       524,267
Shares redeemed.............................................  (646,949)   (5,508,388)  (640,886)   (6,756,562)
                                                              --------   -----------   --------   -----------
Net increase (decrease).....................................  (279,964)  $(2,223,038)   (31,296)  $  (265,254)
                                                              ========   ===========   ========   ===========

                                                                           LARGE CAP VALUE PORTFOLIO
                                                   --------------------------------------------------------------------------
                                                                        CLASS 2@                               CLASS 3
                                                   ---------------------------------------------------   --------------------
                                                                                                            FOR THE PERIOD
                                                         FOR THE YEAR               FOR THE YEAR          NOVEMBER 11, 2002*
                                                             ENDED                      ENDED                  THROUGH
                                                        MARCH 31, 2003             MARCH 31, 2002           MARCH 31, 2003
                                                   -------------------------   -----------------------   --------------------
                                                     SHARES        AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                                                   ----------   ------------   ---------   -----------   --------   ---------
Shares sold......................................   5,342,439   $ 46,397,611   4,773,727   $51,073,872    18,145    $146,452
Reinvested dividends.............................      44,700        374,735     112,424     1,162,733        85         713
Shares redeemed..................................  (3,578,239)   (30,066,820)   (806,582)   (8,382,571)     (180)     (1,561)
                                                   ----------   ------------   ---------   -----------    ------    --------
Net increase (decrease)..........................   1,808,900   $ 16,705,526   4,079,569   $43,854,034    18,050    $145,604
                                                   ==========   ============   =========   ===========    ======    ========

                                                                         MID CAP GROWTH PORTFOLIO
                                                              -----------------------------------------------
                                                                                 CLASS 1@
                                                              -----------------------------------------------
                                                                   FOR THE YEAR             FOR THE YEAR
                                                                      ENDED                    ENDED
                                                                  MARCH 31, 2003           MARCH 31, 2002
                                                              ----------------------   ----------------------
                                                               SHARES      AMOUNT       SHARES      AMOUNT
                                                              --------   -----------   --------   -----------
Shares sold.................................................   217,746   $ 1,854,774    400,671   $ 3,955,661
Reinvested dividends........................................        --            --         --            --
Shares redeemed.............................................  (655,638)   (5,206,526)  (599,416)   (5,691,994)
                                                              --------   -----------   --------   -----------
Net increase (decrease).....................................  (437,892)  $(3,351,752)  (198,745)  $(1,736,333)
                                                              ========   ===========   ========   ===========

                                                                            MID CAP GROWTH PORTFOLIO
                                                   --------------------------------------------------------------------------
                                                                        CLASS 2@                               CLASS 3
                                                   ---------------------------------------------------   --------------------
                                                                                                            FOR THE PERIOD
                                                         FOR THE YEAR               FOR THE YEAR          NOVEMBER 11, 2002*
                                                             ENDED                      ENDED                  THROUGH
                                                        MARCH 31, 2003             MARCH 31, 2002           MARCH 31, 2003
                                                   -------------------------   -----------------------   --------------------
                                                     SHARES        AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                                                   ----------   ------------   ---------   -----------   --------   ---------
Shares sold......................................   3,146,631   $ 25,768,939   3,381,983   $33,378,928    18,309    $141,345
Reinvested dividends.............................          --             --          --            --        --          --
Shares redeemed..................................  (2,316,383)   (18,512,804)   (817,900)   (7,803,516)     (191)     (1,554)
                                                   ----------   ------------   ---------   -----------    ------    --------
Net increase (decrease)..........................     830,248   $  7,256,135   2,564,083   $25,575,412    18,118    $139,791
                                                   ==========   ============   =========   ===========    ======    ========

                                                                ----------------

                                                                           MID CAP VALUE PORTFOLIO
                                                              --------------------------------------------------
                                                                                   CLASS 1@
                                                              --------------------------------------------------
                                                                   FOR THE YEAR              FOR THE YEAR
                                                                      ENDED                      ENDED
                                                                  MARCH 31, 2003            MARCH 31, 2002
                                                              ----------------------   -------------------------
                                                               SHARES      AMOUNT        SHARES        AMOUNT
                                                              --------   -----------   ----------   ------------
Shares sold.................................................   350,967   $ 4,281,175      614,683   $  7,792,894
Reinvested dividends........................................    18,087       204,604       68,680        837,715
Shares redeemed.............................................  (581,596)   (6,619,996)  (1,210,098)   (15,465,148)
                                                              --------   -----------   ----------   ------------
Net increase (decrease).....................................  (212,542)  $(2,134,217)    (526,735)  $ (6,834,539)
                                                              ========   ===========   ==========   ============

                                                                            MID CAP VALUE PORTFOLIO
                                                   --------------------------------------------------------------------------
                                                                        CLASS 2@                               CLASS 3
                                                   ---------------------------------------------------   --------------------
                                                                                                            FOR THE PERIOD
                                                         FOR THE YEAR               FOR THE YEAR          NOVEMBER 11, 2002*
                                                             ENDED                      ENDED                  THROUGH
                                                        MARCH 31, 2003             MARCH 31, 2002           MARCH 31, 2003
                                                   -------------------------   -----------------------   --------------------
                                                     SHARES        AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                                                   ----------   ------------   ---------   -----------   --------   ---------
Shares sold......................................   3,253,403   $ 38,676,029   3,333,677   $42,202,865    13,067    $143,282
Reinvested dividends.............................      66,097        746,791     144,089     1,757,285       142       1,605
Shares redeemed..................................  (2,413,355)   (27,746,344)   (594,744)   (7,403,484)     (132)     (1,530)
                                                   ----------   ------------   ---------   -----------    ------    --------
Net increase (decrease)..........................     906,145   $ 11,676,476   2,883,022   $36,556,666    13,077    $143,357
                                                   ==========   ============   =========   ===========    ======    ========

                                                                            SMALL CAP PORTFOLIO
                                                              -----------------------------------------------
                                                                                 CLASS 1@
                                                              -----------------------------------------------
                                                                   FOR THE YEAR             FOR THE YEAR
                                                                      ENDED                    ENDED
                                                                  MARCH 31, 2003           MARCH 31, 2002
                                                              ----------------------   ----------------------
                                                               SHARES      AMOUNT       SHARES      AMOUNT
                                                              --------   -----------   --------   -----------
Shares sold.................................................   291,398   $ 2,036,803    464,653   $ 3,782,488
Reinvested dividends........................................        --            --         --            --
Shares redeemed.............................................  (608,735)   (3,970,995)  (626,474)   (5,013,764)
                                                              --------   -----------   --------   -----------
Net increase (decrease).....................................  (317,337)  $(1,934,192)  (161,821)  $(1,231,276)
                                                              ========   ===========   ========   ===========

                                                                              SMALL CAP PORTFOLIO
                                                  ----------------------------------------------------------------------------
                                                                        CLASS 2@                                CLASS 3
                                                  -----------------------------------------------------   --------------------
                                                                                                             FOR THE PERIOD
                                                        FOR THE YEAR                FOR THE YEAR           NOVEMBER 11, 2002*
                                                            ENDED                       ENDED                   THROUGH
                                                       MARCH 31, 2003              MARCH 31, 2002            MARCH 31, 2003
                                                  -------------------------   -------------------------   --------------------
                                                    SHARES        AMOUNT        SHARES        AMOUNT       SHARES     AMOUNT
                                                  ----------   ------------   ----------   ------------   --------   ---------
Shares sold.....................................   4,033,464   $ 27,627,980    4,625,123   $ 37,860,858    20,306    $125,165
Reinvested dividends............................          --             --           --             --        --          --
Shares redeemed.................................  (2,875,993)   (19,262,841)  (1,676,031)   (13,337,428)     (236)     (1,534)
                                                  ----------   ------------   ----------   ------------    ------    --------
Net increase (decrease).........................   1,157,471   $  8,365,139    2,949,092   $ 24,523,430    20,070    $123,631
                                                  ==========   ============   ==========   ============    ======    ========

----------------
276

                                                                      INTERNATIONAL EQUITY PORTFOLIO
                                                              -----------------------------------------------
                                                                                 CLASS 1@
                                                              -----------------------------------------------
                                                                   FOR THE YEAR             FOR THE YEAR
                                                                      ENDED                    ENDED
                                                                  MARCH 31, 2003           MARCH 31, 2002
                                                              ----------------------   ----------------------
                                                               SHARES      AMOUNT       SHARES      AMOUNT
                                                              --------   -----------   --------   -----------
Shares sold.................................................   162,925   $   977,960    245,626   $ 1,968,887
Reinvested dividends........................................     4,996        27,871      8,285        61,567
Shares redeemed.............................................  (372,612)   (2,244,477)  (560,893)   (4,411,224)
                                                              --------   -----------   --------   -----------
Net increase (decrease).....................................  (204,691)  $(1,238,646)  (306,982)  $(2,380,770)
                                                              ========   ===========   ========   ===========

                                                                       INTERNATIONAL EQUITY PORTFOLIO
                                               -------------------------------------------------------------------------------
                                                                       CLASS 2@                                 CLASS 3
                                               --------------------------------------------------------   --------------------
                                                                                                             FOR THE PERIOD
                                                      FOR THE YEAR                  FOR THE YEAR           NOVEMBER 11, 2002*
                                                          ENDED                        ENDED                    THROUGH
                                                     MARCH 31, 2003                MARCH 31, 2002            MARCH 31, 2003
                                               ---------------------------   --------------------------   --------------------
                                                 SHARES         AMOUNT         SHARES         AMOUNT       SHARES     AMOUNT
                                               -----------   -------------   -----------   ------------   --------   ---------
Shares sold..................................   41,241,042   $ 254,840,438    13,563,980   $103,016,326    28,402    $156,403
Reinvested dividends.........................        9,840          54,884        12,717         94,433        44         244
Shares redeemed..............................  (39,492,122)   (245,572,284)  (11,634,917)   (88,515,702)     (257)     (1,485)
                                               -----------   -------------   -----------   ------------    ------    --------
Net increase (decrease)......................    1,758,760   $   9,323,038     1,941,780   $ 14,595,057    28,189    $155,162
                                               ===========   =============   ===========   ============    ======    ========

                                                                    DIVERSIFIED FIXED INCOME PORTFOLIO
                                                              -----------------------------------------------
                                                                                 CLASS 1@
                                                              -----------------------------------------------
                                                                   FOR THE YEAR             FOR THE YEAR
                                                                      ENDED                    ENDED
                                                                  MARCH 31, 2003           MARCH 31, 2002
                                                              ----------------------   ----------------------
                                                               SHARES      AMOUNT       SHARES      AMOUNT
                                                              --------   -----------   --------   -----------
Shares sold.................................................   808,868   $ 8,333,951    662,631   $ 6,614,306
Reinvested dividends........................................     7,734        80,912     44,400       433,577
Shares redeemed.............................................  (693,979)   (7,125,321)  (837,306)   (8,265,971)
                                                              --------   -----------   --------   -----------
Net increase (decrease).....................................   122,623   $ 1,289,542   (130,275)  $(1,218,088)
                                                              ========   ===========   ========   ===========

                                                                   DIVERSIFIED FIXED INCOME PORTFOLIO
                                             ------------------------------------------------------------------------------
                                                                    CLASS 2@                                 CLASS 3
                                             -------------------------------------------------------   --------------------
                                                                                                          FOR THE PERIOD
                                                    FOR THE YEAR                 FOR THE YEAR           NOVEMBER 11, 2002*
                                                        ENDED                        ENDED                   THROUGH
                                                   MARCH 31, 2003               MARCH 31, 2002            MARCH 31, 2003
                                             ---------------------------   -------------------------   --------------------
                                               SHARES         AMOUNT         SHARES        AMOUNT       SHARES     AMOUNT
                                             -----------   -------------   ----------   ------------   --------   ---------
Shares sold................................   18,773,080   $ 193,492,513    6,488,562   $ 64,474,676    91,881    $973,147
Reinvested dividends.......................       45,902         479,663      104,096      1,016,423        41         425
Shares redeemed............................  (11,066,231)   (113,729,493)  (2,308,817)   (22,834,648)     (268)     (2,828)
                                             -----------   -------------   ----------   ------------    ------    --------
Net increase (decrease)....................    7,752,751   $  80,242,683    4,283,841   $ 42,656,451    91,654    $970,744
                                             ===========   =============   ==========   ============    ======    ========

                                                                ----------------

                                                                            CASH MANAGEMENT PORTFOLIO
                                                              -----------------------------------------------------
                                                                                    CLASS 1@
                                                              -----------------------------------------------------
                                                                    FOR THE YEAR                FOR THE YEAR
                                                                        ENDED                       ENDED
                                                                   MARCH 31, 2003              MARCH 31, 2002
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Shares sold.................................................     995,256   $ 10,859,045    1,533,253   $ 16,629,828
Reinvested dividends........................................       8,593         93,011        4,141         44,972
Shares redeemed.............................................  (1,183,763)   (12,910,618)  (1,234,050)   (13,395,974)
                                                              ----------   ------------   ----------   ------------
Net increase (decrease).....................................    (179,914)  $ (1,958,562)     303,344   $  3,278,826
                                                              ==========   ============   ==========   ============

                                                                       CASH MANAGEMENT PORTFOLIO
                                            --------------------------------------------------------------------------------
                                                                    CLASS 2@                                  CLASS 3
                                            ---------------------------------------------------------   --------------------
                                                                                                           FOR THE PERIOD
                                                   FOR THE YEAR                  FOR THE YEAR            NOVEMBER 11, 2002*
                                                       ENDED                         ENDED                    THROUGH
                                                  MARCH 31, 2003                MARCH 31, 2002             MARCH 31, 2003
                                            ---------------------------   ---------------------------   --------------------
                                              SHARES         AMOUNT         SHARES         AMOUNT        SHARES     AMOUNT
                                            -----------   -------------   -----------   -------------   --------   ---------
Shares sold...............................   27,108,759   $ 295,331,610    16,492,173   $ 178,781,443    49,144    $ 532,674
Reinvested dividends......................       56,209         607,687        17,498         190,028       120        1,301
Shares redeemed...........................  (25,125,429)   (273,761,440)  (14,293,914)   (155,019,191)  (17,098)    (184,947)
                                            -----------   -------------   -----------   -------------   -------    ---------
Net increase (decrease)...................    2,039,539   $  22,177,857     2,215,757   $  23,952,280    32,166    $ 349,028
                                            ===========   =============   ===========   =============   =======    =========

                                                                            FOCUS GROWTH PORTFOLIO
                                                              --------------------------------------------------
                                                                                   CLASS 1@
                                                              --------------------------------------------------
                                                                   FOR THE YEAR              FOR THE YEAR
                                                                      ENDED                      ENDED
                                                                  MARCH 31, 2003            MARCH 31, 2002
                                                              ----------------------   -------------------------
                                                               SHARES      AMOUNT        SHARES        AMOUNT
                                                              --------   -----------   ----------   ------------
Shares sold.................................................   220,233   $ 1,299,288      441,900   $  3,238,341
Reinvested dividends........................................        --            --           --             --
Shares redeemed.............................................  (349,737)   (2,067,701)  (1,916,424)   (14,557,098)
                                                              --------   -----------   ----------   ------------
Net increase (decrease).....................................  (129,504)  $  (768,413)  (1,474,524)  $(11,318,757)
                                                              ========   ===========   ==========   ============

                                                                           FOCUS GROWTH PORTFOLIO
                                                 --------------------------------------------------------------------------
                                                                       CLASS 2@                               CLASS 3
                                                 ----------------------------------------------------   -------------------
                                                                                                          FOR THE PERIOD
                                                       FOR THE YEAR                FOR THE YEAR         NOVEMBER 11, 2002*
                                                           ENDED                      ENDED                   THROUGH
                                                      MARCH 31, 2003              MARCH 31, 2002          MARCH 31, 2003
                                                 -------------------------   ------------------------   -------------------
                                                   SHARES        AMOUNT        SHARES       AMOUNT       SHARES     AMOUNT
                                                 ----------   ------------   ----------   -----------   --------   --------
Shares sold....................................   4,156,088   $ 24,388,250    4,347,643   $31,590,792    18,297    $104,256
Reinvested dividends...........................          --             --           --            --        --          --
Shares redeemed................................  (2,765,517)   (16,057,904)  (1,090,678)   (7,594,516)     (258)     (1,520)
                                                 ----------   ------------   ----------   -----------    ------    --------
Net increase (decrease)........................   1,390,571   $  8,330,346    3,256,965   $23,996,276    18,039    $102,736
                                                 ==========   ============   ==========   ===========    ======    ========

----------------
278

                                                                           FOCUS TECHNET PORTFOLIO
                                                  --------------------------------------------------------------------------
                                                                        CLASS 2@                               CLASS 3
                                                  ----------------------------------------------------   -------------------
                                                                                                           FOR THE PERIOD
                                                        FOR THE YEAR                FOR THE YEAR         NOVEMBER 11, 2002*
                                                            ENDED                      ENDED                   THROUGH
                                                       MARCH 31, 2003              MARCH 31, 2002          MARCH 31, 2003
                                                  -------------------------   ------------------------   -------------------
                                                    SHARES        AMOUNT        SHARES       AMOUNT       SHARES     AMOUNT
                                                  ----------   ------------   ----------   -----------   --------   --------
Shares sold.....................................   5,749,117   $ 17,418,656    2,958,341   $15,244,775    35,674    $101,742
Reinvested dividends............................          --             --           --            --        --          --
Shares redeemed.................................  (4,504,522)   (14,144,822)  (1,143,902)   (5,063,622)     (523)     (1,629)
                                                  ----------   ------------   ----------   -----------    ------    --------
Net increase (decrease).........................   1,244,595   $  3,273,834    1,814,439   $10,181,153    35,151    $100,113
                                                  ==========   ============   ==========   ===========    ======    ========

                                                                      FOCUS GROWTH AND INCOME PORTFOLIO
                                                  -------------------------------------------------------------------------
                                                                       CLASS 2@                               CLASS 3
                                                  ---------------------------------------------------   -------------------
                                                                                                          FOR THE PERIOD
                                                        FOR THE YEAR               FOR THE YEAR         NOVEMBER 11, 2002*
                                                            ENDED                      ENDED                  THROUGH
                                                       MARCH 31, 2003             MARCH 31, 2002          MARCH 31, 2003
                                                  -------------------------   -----------------------   -------------------
                                                    SHARES        AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                                                  ----------   ------------   ---------   -----------   --------   --------
Shares sold.....................................   2,654,947   $ 19,080,980   2,020,562   $16,335,993    15,731    $109,514
Reinvested dividends............................          --             --         923         7,500        --          --
Shares redeemed.................................  (2,402,765)   (17,709,362)   (214,466)   (1,738,822)     (213)     (1,513)
                                                  ----------   ------------   ---------   -----------    ------    --------
Net increase (decrease).........................     252,182   $  1,371,618   1,807,019   $14,604,671    15,518    $108,001
                                                  ==========   ============   =========   ===========    ======    ========

                                                                            FOCUS VALUE PORTFOLIO
                                                  -------------------------------------------------------------------------
                                                                       CLASS 2@                               CLASS 3
                                                  ---------------------------------------------------   -------------------
                                                                                  FOR THE PERIOD          FOR THE PERIOD
                                                        FOR THE YEAR            OCTOBER 16, 2001**      NOVEMBER 11, 2002*
                                                            ENDED                     THROUGH                 THROUGH
                                                       MARCH 31, 2003             MARCH 31, 2002          MARCH 31, 2003
                                                  -------------------------   -----------------------   -------------------
                                                    SHARES        AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                                                  ----------   ------------   ---------   -----------   --------   --------
Shares sold.....................................   2,796,946   $ 27,428,294   1,693,088   $17,929,449    12,891    $117,109
Reinvested dividends............................      71,929        650,156       9,479       108,500       425       3,844
Shares redeemed.................................  (2,366,985)   (23,883,325)    (25,888)     (294,216)     (166)     (1,597)
                                                  ----------   ------------   ---------   -----------    ------    --------
Net increase (decrease).........................     501,890   $  4,195,125   1,676,679   $17,743,733    13,150    $119,356
                                                  ==========   ============   =========   ===========    ======    ========

*  Inception of the class.

** Inception of the portfolio.

@  See Note 1.

7. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with affiliated brokers:

                                    HARRIS                                                                  BANC OF
                                  ASSOCIATES         J.P. MORGAN        GOLDMAN           SPEAR,            AMERICA
                   FRED ALGER   SECURITIES L.P.   SECURITIES, INC.    SACHS & CO.    LEEDS, & KELLOGG    SECURITIES LLC
                   ----------   ---------------   -----------------   ------------   -----------------   --------------
Large Cap
  Growth.........        --              --                --            $5,471            $222                  --
Mid Cap Value....        --              --                --             3,165              --                  --
International
  Equity.........        --              --                --               449              --                  --
Focus Growth.....   $42,282              --                --                --              --              $2,939
Focus Growth and
  Income.........        --         $11,338                --                --              --               2,751
Focus Value......        --              --            $1,867                --              --                  --


                                         SALOMON SMITH
                   M.J. WHITMAN, INC.     BARNEY, INC.
                   -------------------   --------------
Large Cap
  Growth.........             --                 --
Mid Cap Value....             --                 --
International
  Equity.........             --                 --
Focus Growth.....             --            $10,692
Focus Growth and
  Income.........             --                 --
Focus Value......        $43,853                 --

Effective January 1, 1999, SAAMCo, the investment adviser, became a wholly-owned subsidiary of AIG. As disclosed in the investment portfolios, certain Portfolios own securities in issuers referred to as an affiliate company. Affiliated companies

                                                                ----------------
include AIG or an affiliate thereof and issuers of which AIG holds 5% or more ownership. During the period ended March 31, 2003, transactions in securities of AIG and subsidiaries of AIG were as follows:

                                                                                         REALIZED
                                                                SECURITY                GAIN (LOSS)    INCOME
                                                   -----------------------------------------------------------
Multi-Managed Growth.............................  American General Corp                  $ 5,473      $1,706
                                                   American General Finance Corp.           1,439       2,101
Multi-Managed Moderate Growth....................  American General Corp                   12,588       3,924
                                                   American General Finance Corp.           1,439       2,101
Multi-Managed Income/Equity......................  American General Corp                   14,778       4,607
                                                   American General Finance Corp.           1,439       2,101
Multi-Managed Income.............................  American General Finance Corp.           4,318       6,302
Asset Allocation: Diversified Growth.............  American International Group, Inc.          --       2,230
                                                   American International
Large Cap Composite..............................  Group, Inc.                               (862)        397
                                                   American International
Large Cap Value..................................  Group, Inc.                                 --       2,421
Mid Cap Value....................................  21st Century Insurance Group                --          92
                                                   Transatlantic Holdings, Inc.                --         115

8. INVESTMENT CONCENTRATION: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversifcation of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Portfolio. At March 31, 2003, the International Equity Portfolio had approximately 18.9% and 21.9% of its net assets invested in equity securities of companies domiciled in Japan and United Kingdom, respectively.

9. COMMITMENTS AND CONTINGENCIES: The Trust has established committed and uncommitted lines of credit with State Street Bank and Trust Company, the Trust's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit, which is included in other expenses in the Statement of Operations. During the year ended March 31, 2003, the following Portfolios had borrowings:

                                                         DAYS       INTEREST   AVERAGE DEBT   WEIGHTED AVERAGE
                                                      OUTSTANDING   CHARGES      UTILIZED         INTEREST
                                                      -----------   --------   ------------   ----------------
Multi-Managed Growth................................       80        $2,200      $403,343           2.36%
Multi-Managed Moderate Growth.......................       19           644       531,012           2.15
Multi-Managed Income/Equtiy.........................        6           241       665,577           2.07
Multi-Managed Income................................       10           166       274,984           1.99
Stock...............................................        7            84       172,398           2.64
Mid Cap Growth......................................       22           119        84,702           2.31
Mid Cap Value.......................................       11            90       130,917           2.26
Small Cap...........................................       37           381       160,081           2.29
International Equtiy................................       24           237       188,864           1.79
Diversified Fixed Income............................        4            89       442,899           1.81
Focus Growth........................................        6            44       115,331           2.27
Focus TechNet.......................................       36           403       216,121           2.01
Focus Value.........................................        5            29        99,369           2.11

----------------
280

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-----------------------------------------------------------------------------------------------------------------------
                                                                      DIVIDENDS
                                                                       DECLARED     DIVIDENDS      NET
          NET ASSET       NET         NET REALIZED                     FROM NET     FROM NET      ASSET
            VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM      INVEST-      REALIZED      VALUE
 PERIOD   BEGINNING      INCOME      GAIN(LOSS) ON     INVESTMENT        MENT        GAIN ON      END OF       TOTAL
 ENDED    OF PERIOD   (LOSS)(*/**)   INVESTMENTS(*)   OPERATIONS(*)     INCOME     INVESTMENTS    PERIOD    RETURN(***)
-----------------------------------------------------------------------------------------------------------------------
                                        Multi-Managed Growth Portfolio Class 1

3/31/99      $12.85      $ 0.16          $ 4.41          $ 4.57         $(0.18)      $(0.03)      $17.21       35.98%
3/31/00       17.21        0.18            7.72            7.90          (0.19)       (3.44)       21.48       49.03
3/31/01       21.48        0.30           (6.30)          (6.00)         (0.06)       (3.26)       12.16      (30.90)
3/31/02       12.16        0.16           (1.09)          (0.93)         (0.20)       (0.43)       10.60       (7.77)
3/31/03       10.60        0.12           (1.87)          (1.75)         (0.15)          --         8.70      (16.57)
                                        Multi-Managed Growth Portfolio Class 2
10/16/00-
3/31/01       19.41        0.11           (4.05)          (3.94)         (0.06)       (3.26)       12.15      (23.61)

3/31/02       12.15        0.13           (1.07)          (0.94)         (0.18)       (0.43)       10.60       (7.83)
3/31/03       10.60        0.10           (1.87)          (1.77)         (0.14)          --         8.69      (16.71)
                                        Multi-Managed Growth Portfolio Class 3

11/11/02-
03/31/03       9.00        0.03           (0.20)          (0.17)         (0.14)          --         8.69       (1.90)
                                   Multi-Managed Moderate Growth Portfolio Class 1

3/31/99       12.37        0.28            3.10            3.38          (0.23)       (0.02)       15.50       27.73
3/31/00       15.50        0.33            5.24            5.57          (0.30)       (2.17)       18.60       37.90
3/31/01       18.60        0.44           (4.25)          (3.81)         (0.10)       (2.48)       12.21      (22.41)
3/31/02       12.21        0.27           (0.90)          (0.63)         (0.25)       (0.29)       11.04       (5.27)
3/31/03       11.04        0.21           (1.45)          (1.24)         (0.21)          --         9.59      (11.26)
                                   Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
3/31/01       17.42        0.17           (2.82)          (2.65)         (0.09)       (2.48)       12.20      (17.24)

3/31/02       12.20        0.24           (0.88)          (0.64)         (0.23)       (0.29)       11.04       (5.35)
3/31/03       11.04        0.18           (1.45)          (1.27)         (0.20)          --         9.57      (11.48)
                                   Multi-Managed Moderate Growth Portfolio Class 3

11/11/02-
03/31/03       9.83        0.05           (0.11)          (0.06)         (0.20)          --         9.57       (0.58)
                                    Multi-Managed Income/Equity Portfolio Class 1

3/31/99       11.79        0.43            1.57            2.00          (0.36)       (0.10)       13.33       17.27
3/31/00       13.33        0.49            1.87            2.36          (0.41)       (0.99)       14.29       18.52
3/31/01       14.29        0.54           (1.79)          (1.25)         (0.16)       (0.95)       11.93       (9.21)
3/31/02       11.93        0.41           (0.54)          (0.13)         (0.34)       (0.35)       11.11       (1.15)
3/31/03       11.11        0.34           (0.62)          (0.28)         (0.29)          --        10.54       (2.47)
                                    Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
3/31/01       13.92        0.22           (1.10)          (0.88)         (0.16)       (0.95)       11.93       (6.82)

3/31/02       11.93        0.37           (0.52)          (0.15)         (0.33)       (0.35)       11.10       (1.38)
3/31/03       11.10        0.31           (0.60)          (0.29)         (0.29)          --        10.52       (2.61)
                                    Multi-Managed Income/Equity Portfolio Class 3

11/11/02-
03/31/03      10.71        0.08            0.02            0.10          (0.29)          --        10.52        0.93

--------  -----------------------------------------------
                                    RATIO OF
            NET                       NET
           ASSETS     RATIO OF     INVESTMENT
           END OF    EXPENSES TO   INCOME TO
 PERIOD    PERIOD    AVERAGE NET    AVERAGE     PORTFOLIO
 ENDED    (000'S)      ASSETS      NET ASSETS   TURNOVER
--------  -----------------------------------------------

              Multi-Managed Growth Portfolio Class 1
3/31/99   $ 69,712      1.19%         1.11%        124%
3/31/00    103,976      1.15          0.98         117
3/31/01     97,476      1.06          1.73         123
3/31/02     84,012      1.05          1.35         102
3/31/03     51,638      1.09          1.25         106

              Multi-Managed Growth Portfolio Class 2
10/16/00
3/31/01     11,088      1.19#         1.79#        123
3/31/02     49,770      1.20          1.15         102
3/31/03     48,414      1.24          1.09         106

              Multi-Managed Growth Portfolio Class 3
11/11/02
03/31/03        49      1.39#         0.88#        106

              Multi-Managed Moderate Growth Portfolio
                             Class 1
3/31/99     75,694      1.16          2.08         105
3/31/00    107,421      1.10          1.97         108
3/31/01    104,548      1.01          2.72         118
3/31/02     96,218      0.99          2.28         102
3/31/03     63,068      1.00          2.06         108

              Multi-Managed Moderate Growth Portfolio
                             Class 2
10/16/00
3/31/01     13,305      1.14#         2.80#        118
3/31/02     81,687      1.14          2.04         102
3/31/03    101,321      1.15          1.88         108

              Multi-Managed Moderate Growth Portfolio
                             Class 3
11/11/02
03/31/03       172      1.28#         1.70#        108

          Multi-Managed Income/Equity Portfolio Class 1
3/31/99     62,121      1.14          3.51          65
3/31/00     74,778      1.10          3.61          68
3/31/01     72,843      1.04          4.01          86
3/31/02     68,230      1.00          3.49          62
3/31/03     51,615      0.98          3.17          85

          Multi-Managed Income/Equity Portfolio Class 2
10/16/00
3/31/01      7,515      1.16#         4.02#         86
3/31/02     64,073      1.14          3.24          62
3/31/03     92,470      1.13          2.98          85

          Multi-Managed Income/Equity Portfolio Class 3
11/11/02
03/31/03       249      1.26#         2.67#         85

----------------------------------
  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.
 # Annualized

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------------------
                                                                      DIVIDENDS
                                                                      DECLARED     DIVIDENDS      NET
          NET ASSET       NET         NET REALIZED                    FROM NET     FROM NET      ASSET
            VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE
 PERIOD   BEGINNING      INCOME      GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL
 ENDED    OF PERIOD   (LOSS)(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)
----------------------------------------------------------------------------------------------------------------------
                                       Multi-Managed Income Portfolio Class 1
3/31/99      $11.29      $ 0.53          $ 0.72          $ 1.25        $(0.40)      $(0.07)      $12.07       11.19%
3/31/00       12.07        0.57            0.49            1.06         (0.54)       (0.40)       12.19        9.16

3/31/01       12.19        0.61           (0.53)           0.08         (0.14)       (0.48)       11.65        0.60
3/31/02       11.65        0.51           (0.40)           0.11         (0.40)       (0.16)       11.20        0.88
3/31/03       11.20        0.45           (0.02)           0.43         (0.35)          --        11.28        3.87
                                       Multi-Managed Income Portfolio Class 2

10/16/00-
3/31/01       12.31        0.25           (0.29)          (0.04)        (0.14)       (0.48)       11.65       (0.40)
3/31/02       11.65        0.48           (0.40)           0.08         (0.38)       (0.16)       11.19        0.65
3/31/03       11.19        0.41              --            0.41         (0.34)          --        11.26        3.74
                                       Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03      11.34        0.14            0.12            0.26         (0.34)          --        11.26        2.37

                               Asset Allocation: Diversified Growth Portfolio Class 1
3/31/99       11.71        0.14            0.90            1.04         (0.12)          --        12.63        9.02

3/31/00       12.63        0.21            2.04            2.25         (0.22)       (0.71)       13.95       18.14
3/31/01       13.95        0.28           (2.45)          (2.17)        (0.07)       (0.63)       11.08      (16.04)
3/31/02       11.08        0.17           (0.32)          (0.15)        (0.16)       (0.07)       10.70       (1.34)
3/31/03       10.70        0.15           (2.28)          (2.13)        (0.12)          --         8.45      (19.98)
                               Asset Allocation: Diversified Growth Portfolio Class 2

10/16/00-
3/31/01       13.04        0.10           (1.37)          (1.27)        (0.07)       (0.63)       11.07      (10.29)
3/31/02       11.07        0.13           (0.28)          (0.15)        (0.15)       (0.07)       10.70       (1.49)
3/31/03       10.70        0.13           (2.28)          (2.15)        (0.11)          --         8.44      (20.11)
                               Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03       9.00        0.02           (0.47)          (0.45)        (0.11)          --         8.44       (5.02)

                                               Stock Portfolio Class 1
3/31/99       14.66        0.03            1.84            1.87         (0.02)       (0.30)       16.21       13.05

3/31/00       16.21       (0.01)           4.47            4.46            --        (1.07)       19.60       28.35
3/31/01       19.60        0.01           (4.03)          (4.02)           --        (1.23)       14.35      (21.62)
3/31/02       14.35        0.01            0.62            0.63         (0.01)       (0.61)       14.36        4.36
3/31/03       14.36        0.01           (3.36)          (3.35)           --           --        11.01      (23.33)
                                               Stock Portfolio Class 2
10/16/00-
3/31/01       18.58        0.02           (3.03)          (3.01)           --        (1.23)       14.34      (17.37)

3/31/02       14.34       (0.02)           0.62            0.60            --        (0.61)       14.33        4.18
3/31/03       14.33          --           (3.36)          (3.36)           --           --        10.97      (23.45)
                                               Stock Portfolio Class 3
11/11/02-
03/31/03      11.34          --           (0.37)          (0.37)           --           --        10.97       (3.26)

--------  -----------------------------------------------
                                    RATIO OF
            NET                       NET
           ASSETS     RATIO OF     INVESTMENT
           END OF    EXPENSES TO   INCOME TO
 PERIOD    PERIOD    AVERAGE NET    AVERAGE     PORTFOLIO
 ENDED    (000'S)      ASSETS      NET ASSETS   TURNOVER
--------  -----------------------------------------------

              Multi-Managed Income Portfolio Class 1
3/31/99   $ 50,250     1.06%(2)      4.50%(2)       43%
3/31/00     54,037     1.06(2)       4.72(2)        61
3/31/01     52,683     1.06(2)       5.04(2)        85
3/31/02     52,122     1.05(1)(2)    4.40(1)(2)     57
3/31/03     43,960     0.96(2)       3.97(2)        94

              Multi-Managed Income Portfolio Class 2
10/16/00
3/31/01      5,113     1.20#(2)      4.86#(2)       85
3/31/02     45,459     1.20(1)(2)    4.15(1)(2)     57
3/31/03     80,625     1.12(2)       3.75(2)        94

              Multi-Managed Income Portfolio Class 3
11/11/02
03/31/03        74     1.21#(2)      3.24#(2)       94

          Asset Allocation: Diversified Growth Portfolio
                             Class 1
3/31/99    117,663     1.21(2)       1.21(2)       149
3/31/00    161,058     1.21(2)       1.58(2)       156
3/31/01    154,240     0.98@(2)      2.12@(2)      193
3/31/02    138,550     0.96(2)       1.53(2)       233
3/31/03     93,728     0.95(2)       1.58(2)       143

          Asset Allocation: Diversified Growth Portfolio
                             Class 2
10/16/00
3/31/01     17,465     1.12#@(2)     1.95#@(2)     193
3/31/02    110,186     1.11(2)       1.22(2)       233
3/31/03    141,724     1.11(2)       1.42(2)       143

          Asset Allocation: Diversified Growth Portfolio
                             Class 3
11/11/02
03/31/03       241     1.22#(2)      0.68#(2)      143

                     Stock Portfolio Class 1
3/31/99     97,047     1.10          0.20           52
3/31/00    132,831     1.06         (0.05)          75
3/31/01    128,896     0.95          0.07           77
3/31/02    114,656     0.95          0.04           59
3/31/03     75,591     0.95          0.11           45

                     Stock Portfolio Class 2
10/16/00
3/31/01     14,671     1.08#         0.11#          77
3/31/02     89,106     1.10         (0.13)          59
3/31/03    110,306     1.10         (0.03)          45

                     Stock Portfolio Class 3
11/11/02
03/31/03       189     1.22#        (0.04)#         45

----------------------------------
  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.
 # Annualized
 @ Gross of custody credits of 0.01%
 (1) Ratio includes advisory recoupment which increased the net expense ratio and decreased the net investment income ratio by 0.04% and 0.05% for Class 1 and Class 2, respectively.
 (2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
     (loss) to average net assets would have been as follows:

                                                                        EXPENSES
                                                  ----------------------------------------------------
                                                  3/31/99    3/31/00    3/31/01    3/31/02    3/31/03
                                                  --------   --------   --------   --------   --------
Multi-Managed Income Portfolio Class 1..........   1.07%      1.08%      1.09%      1.05%      0.96%
Multi-Managed Income Portfolio Class 2..........     --         --       1.20#      1.20       1.12
Multi-Managed Income Portfolio Class 3..........     --         --         --         --       1.21#
Asset Allocation: Diversified Growth Portfolio
  Class 1.......................................   1.22       1.21       0.98       0.96       0.95
Asset Allocation: Diversified Growth Portfolio
  Class 2.......................................     --         --       1.12#      1.11       1.11
Asset Allocation: Diversified Growth Portfolio
  Class 3.......................................     --         --         --         --       1.22#

                                                              NET INVESTMENT INCOME (LOSS)
                                                  ----------------------------------------------------
                                                  3/31/99    3/31/00    3/31/01    3/31/02    3/31/03
                                                  --------   --------   --------   --------   --------
Multi-Managed Income Portfolio Class 1..........   4.49%      4.70%      5.01%      4.40%      3.97%
Multi-Managed Income Portfolio Class 2..........     --         --       4.86#      4.15       3.75
Multi-Managed Income Portfolio Class 3..........     --         --         --         --       3.24#
Asset Allocation: Diversified Growth Portfolio
  Class 1.......................................   1.20       1.58       2.12       1.53       1.58
Asset Allocation: Diversified Growth Portfolio
  Class 2.......................................     --         --       1.95#      1.22       1.42
Asset Allocation: Diversified Growth Portfolio
  Class 3.......................................     --         --         --         --       0.68#

See Notes to Financial Statements.

----------------
282

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------------------

                                                                      DIVIDENDS
                                                                      DECLARED     DIVIDENDS      NET
          NET ASSET       NET         NET REALIZED                    FROM NET     FROM NET      ASSET
            VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE
 PERIOD   BEGINNING      INCOME      GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL
 ENDED    OF PERIOD   (LOSS)(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)
----------------------------------------------------------------------------------------------------------------------
                                         Large Cap Growth Portfolio Class 1

2/8/99-
3/31/99      $10.00      $   --         $  0.77          $  0.77       $   --       $   --       $10.77        7.70%
3/31/00       10.77       (0.04)           4.53             4.49        (0.01)       (0.30)       14.95       41.95
3/31/01       14.95       (0.01)          (5.35)           (5.36)       (0.02)       (1.19)        8.38      (37.78)
3/31/02        8.38          --           (0.40)           (0.40)          --           --         7.98       (4.77)
3/31/03        7.98          --           (1.99)           (1.99)          --           --         5.99      (24.94)
                                         Large Cap Growth Portfolio Class 2
10/16/00-
3/31/01       12.65        0.01           (3.07)           (3.06)       (0.02)       (1.19)        8.38      (26.48)

3/31/02        8.38       (0.02)          (0.39)           (0.41)          --           --         7.97       (4.89)
3/31/03        7.97          --           (2.00)           (2.00)          --           --         5.97      (25.09)
                                         Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03       6.27          --           (0.31)           (0.31)          --           --         5.96       (4.94)

                                        Large Cap Composite Portfolio Class 1
2/8/99-
3/31/99       10.00        0.01            0.43             0.44           --           --        10.44        4.40

3/31/00       10.44        0.01            2.64             2.65        (0.02)       (0.02)       13.05       25.42
3/31/01       13.05          --           (3.02)           (3.02)          --        (0.73)        9.30      (24.05)
3/31/02        9.30        0.01           (0.11)           (0.10)          --        (0.01)        9.19       (1.10)
3/31/03        9.19        0.03           (2.32)           (2.29)       (0.03)          --         6.87      (24.99)
                                        Large Cap Composite Portfolio Class 2

10/16/00-
3/31/01       12.23          --           (2.20)           (2.20)          --        (0.73)        9.30      (18.96)
3/31/02        9.30          --           (0.11)           (0.11)          --        (0.01)        9.18       (1.24)
3/31/03        9.18        0.02           (2.33)           (2.31)       (0.01)          --         6.86      (25.13)
                                        Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03       7.22        0.01           (0.36)           (0.35)       (0.01)          --         6.86       (4.81)

                                          Large Cap Value Portfolio Class 1
2/8/99-
3/31/99       10.00        0.02            0.19             0.21           --           --        10.21        2.10

3/31/00       10.21        0.13            0.44             0.57        (0.11)       (0.26)       10.41        5.59
3/31/01       10.41        0.12            1.05             1.17        (0.12)       (0.77)       10.69       11.14
3/31/02       10.69        0.10            0.15             0.25        (0.06)       (0.28)       10.60        2.43
3/31/03       10.60        0.11           (2.84)           (2.73)       (0.03)       (0.04)        7.80      (25.86)
                                          Large Cap Value Portfolio Class 2

10/16/00-
3/31/01       10.86        0.04            0.67             0.71        (0.11)       (0.77)       10.69        6.51
3/31/02       10.69        0.08            0.15             0.23        (0.04)       (0.28)       10.60        2.28
3/31/03       10.60        0.09           (2.85)           (2.76)       (0.02)       (0.04)        7.78      (26.09)
                                          Large Cap Value Portfolio Class 3
11/11/02-
03/31/03       8.27        0.03           (0.46)           (0.43)       (0.02)       (0.04)        7.78       (5.27)

--------  -----------------------------------------------
                                    RATIO OF
                                      NET
            NET                    INVESTMENT
           ASSETS     RATIO OF     INCOME TO
           END OF    EXPENSES TO    AVERAGE
 PERIOD    PERIOD    AVERAGE NET      NET       PORTFOLIO
 ENDED    (000'S)     ASSETS(2)    ASSETS(2)    TURNOVER
--------  -----------------------------------------------

                Large Cap Growth Portfolio Class 1
2/8/99-
3/31/99   $14,916      1.10%#         0.20%#        6%
3/31/00    27,860      1.10++        (0.31)++      74
3/31/01    26,094      1.10@         (0.07)@       40
3/31/02    21,905      1.10          (0.03)        43
3/31/03    12,337      1.10           0.06         58

                Large Cap Growth Portfolio Class 2
10/16/00
3/31/01     9,073      1.25#@         0.05#@       40
3/31/02    38,180      1.25          (0.19)        43
3/31/03    41,534      1.25          (0.07)        58

                Large Cap Growth Portfolio Class 3
11/11/02
03/31/03      141      1.35#         (0.01)#       58

              Large Cap Composite Portfolio Class 1
2/8/99-
3/31/99    11,834      1.10#          0.55#         8
3/31/00    18,672      1.10++         0.08++       38
3/31/01    14,265      1.10@         (0.03)@       64
3/31/02    12,889      1.10           0.16         64
3/31/03     4,219      1.10           0.33         59

              Large Cap Composite Portfolio Class 2
10/16/00
3/31/01     3,046      1.25#@         0.08#@       64
3/31/02    15,204      1.25             --         64
3/31/03    16,939      1.25           0.23         59

               Large Cap Composit Portfolio Class 3
11/11/02
03/31/03       97      1.28#          0.31#        59

                Large Cap Value Portfolio Class 1
2/8/99-
3/31/99    13,625      1.10#          1.53#         5
3/31/00    16,751      1.10++         1.21++       52
3/31/01    17,942      1.10@          1.08@        49
3/31/02    17,457      1.10           0.90         30
3/31/03    10,653      1.10(1)        1.19(1)      32

                Large Cap Value Portfolio Class 2
10/16/00
3/31/01     8,396      1.25#@         0.84#@       49
3/31/02    51,550      1.25           0.72         30
3/31/03    51,942      1.25(1)        1.07(1)      32

                Large Cap Value Portfolio Class 3
11/11/02
03/31/03      140      1.28#(1)       1.14#(1)     32

----------------------------------
  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.
 # Annualized
  ++ The ratios reflect an expense cap of 1.10% which is net of custody credits of (0.01%), (0.02%) and (0.02%) for the Large Cap Growth Class 1, Large Cap Composite Class 1 and Large Cap Value Class 1, respectively, or waivers/reimbursements if applicable
 @ The ratios reflect an expense cap of 1.10% and 1.25% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable
 (1) The ratios reflect an expense ratio, which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Large Cap Value Portfolio by 0.02%, 0.02% and 0.02% for Class 1, Class 2 and Class 3, respectively.
 (2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
     (loss) to average net assets would have been as follows:

                                                                        EXPENSES
                                                  ----------------------------------------------------
                                                  3/31/99#   3/31/00    3/31/01    3/31/02    3/31/03
                                                  --------   --------   --------   --------   --------
Large Cap Growth Portfolio Class 1..............    2.12%     1.31%      1.36%      1.15%      1.16%
Large Cap Growth Portfolio Class 2..............      --        --       1.44#      1.29       1.31
Large Cap Growth Portfolio Class 3..............      --        --         --         --       1.45#
Large Cap Composite Portfolio Class 1...........    2.33      1.50       1.69       1.56       1.54
Large Cap Composite Portfolio Class 2...........      --        --       1.87#      1.68       1.74
Large Cap Composite Portfolio Class 3...........      --        --         --         --       1.96#
Large Cap Value Portfolio Class 1...............    2.16      1.41       1.64       1.20       1.10
Large Cap Value Portfolio Class 2...............      --        --       1.64#      1.31       1.25
Large Cap Value Portfolio Class 3...............      --        --         --         --       1.39#

                                                              NET INVESTMENT INCOME (LOSS)
                                                  ----------------------------------------------------
                                                  3/31/99#   3/31/00    3/31/01    3/31/02    3/31/03
                                                  --------   --------   --------   --------   --------
Large Cap Growth Portfolio Class 1..............  (0.82)%    (0.52)%    (0.33)%    (0.09)%     0.01%
Large Cap Growth Portfolio Class 2..............     --         --      (0.14)#    (0.23)     (0.13)
Large Cap Growth Portfolio Class 3..............     --         --         --         --      (0.12)#
Large Cap Composite Portfolio Class 1...........  (0.68)     (0.32)     (0.62)     (0.30)     (0.10)
Large Cap Composite Portfolio Class 2...........     --         --      (0.54)#    (0.43)     (0.26)
Large Cap Composite Portfolio Class 3...........     --         --         --         --      (0.37)#
Large Cap Value Portfolio Class 1...............   0.47       0.90       0.54       0.80       1.20
Large Cap Value Portfolio Class 2...............     --         --       0.45#      0.65       1.07
Large Cap Value Portfolio Class 3...............     --         --         --         --       1.03#

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------------------

                                                                      DIVIDENDS
                                                                      DECLARED     DIVIDENDS      NET
          NET ASSET       NET         NET REALIZED                    FROM NET     FROM NET      ASSET
            VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE
 PERIOD   BEGINNING      INCOME      GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL
 ENDED    OF PERIOD   (LOSS)(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)
----------------------------------------------------------------------------------------------------------------------

                                          Mid Cap Growth Portfolio Class 1
2/8/99-
3/31/99      $10.00      $   --         $  0.46          $  0.46       $   --       $   --       $10.46        4.60%
3/31/00       10.46       (0.09)           7.94             7.85           --        (0.36)       17.95       75.89

3/31/01       17.95       (0.10)          (5.35)           (5.45)          --        (3.16)        9.34      (34.29)
3/31/02        9.34       (0.07)           0.80             0.73           --           --        10.07        7.82
3/31/03       10.07       (0.06)          (2.33)           (2.39)          --           --         7.68      (23.73)
                                          Mid Cap Growth Portfolio Class 2
10/16/00-
3/31/01       15.69       (0.04)          (3.16)           (3.20)          --        (3.16)        9.33      (24.91)

3/31/02        9.33       (0.08)           0.80             0.72           --           --        10.05        7.72
3/31/03       10.05       (0.07)          (2.33)           (2.40)          --           --         7.65      (23.88)
                                          Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03       7.76       (0.03)          (0.08)           (0.11)          --           --         7.65       (1.42)

                                           Mid Cap Value Portfolio Class 1
2/8/99-
3/31/99       10.00        0.02           (0.04)           (0.02)          --           --         9.98       (0.20)

3/31/00        9.98        0.11            0.84             0.95        (0.09)       (0.32)       10.52        9.76
3/31/01       10.52        0.13            2.49             2.62        (0.11)       (0.88)       12.15       25.38
3/31/02       12.15        0.10            1.93             2.03        (0.09)       (0.68)       13.41       17.38
3/31/03       13.41        0.11           (2.73)           (2.62)       (0.02)       (0.16)       10.61      (19.61)
                                           Mid Cap Value Portfolio Class 2

10/16/00-
3/31/01       11.76        0.05           (0.43)           (0.38)       (0.11)        0.88        12.15       12.13
3/31/02       12.15        0.09            1.92             2.01        (0.08)       (0.68)       13.40       17.13
3/31/03       13.40        0.10           (2.73)           (2.63)       (0.02)       (0.16)       10.59      (19.73)
                                           Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03      11.07        0.04           (0.34)           (0.30)       (0.02)       (0.16)       10.59       (2.84)

                                             Small Cap Portfolio Class 1
2/8/99-
3/31/99       10.00          --           (0.09)           (0.09)          --           --         9.91       (0.90)

3/31/00        9.91       (0.03)           4.65             4.62        (0.01)       (0.44)       14.08       46.99
3/31/01       14.08       (0.02)          (3.91)           (3.93)          --        (2.12)        8.03      (30.20)
3/31/02        8.03       (0.02)           0.35             0.33           --           --         8.36        4.11
3/31/03        8.36       (0.03)          (2.32)           (2.35)          --           --         6.01      (28.11)
                                             Small Cap Portfolio Class 2

10/16/00-
3/31/01       12.39          --           (2.25)           (2.25)          --        (2.12)        8.02      (20.76)
3/31/02        8.02       (0.04)           0.36             0.32           --           --         8.34        3.99
3/31/03        8.34       (0.03)          (2.32)           (2.35)          --           --         5.99      (28.18)
                                             Small Cap Portfolio Class 3
11/11/02-
03/31/03       6.19       (0.01)          (0.19)           (0.20)          --           --         5.99       (3.23)

--------  -----------------------------------------------
                                    RATIO OF
                                      NET
            NET                    INVESTMENT
           ASSETS     RATIO OF     INCOME TO
           END OF    EXPENSES TO    AVERAGE
 PERIOD    PERIOD    AVERAGE NET      NET       PORTFOLIO
 ENDED    (000'S)     ASSETS(2)    ASSETS(2)    TURNOVER
--------  -----------------------------------------------

                 Mid Cap Growth Portfolio Class 1
2/8/99-
3/31/99   $13,887      1.15%#        (0.15)%#       5%
3/31/00    28,059      1.15++        (0.68)++      68
3/31/01    18,897      1.15@         (0.72)@       68
3/31/02    18,380      1.15          (0.72)        70
3/31/03    10,649      1.15          (0.71)       117

                 Mid Cap Growth Portfolio Class 2
10/16/00
3/31/01     7,499      1.30#@        (0.68)#@      68
3/31/02    33,843      1.30          (0.86)        70
3/31/03    32,110      1.30          (0.86)       117

                 Mid Cap Growth Portfolio Class 3
11/11/02
03/31/03      139      1.40#         (0.98)#      117
                 Mid Cap Value Portfolio Class 1
2/8/99-
3/31/99    13,088      1.15#          1.60#         6
3/31/00    16,640      1.15           1.02         72
3/31/01    21,103      1.15           1.10         62
3/31/02    16,222      1.15           0.82         59
3/31/03    10,584      1.15(1)        0.95(1)      61
                 Mid Cap Value Portfolio Class 2
10/16/00
3/31/01     7,358      1.30#          0.99#        62
3/31/02    46,746      1.30           0.69         59
3/31/03    46,557      1.30(1)        0.83(1)      61
                 Mid Cap Value Portfolio Class 3
11/11/02
03/31/03      138      1.40#(1)       0.97#(1)     61

                   Small Cap Portfolio Class 1
2/8/99-
3/31/99    11,140      1.15#          0.31#         3
3/31/00    21,144      1.15          (0.24)       103
3/31/01    14,611      1.15          (0.16)       138
3/31/02    13,864      1.15          (0.25)       101
3/31/03     8,061      1.15          (0.37)        91

                   Small Cap Portfolio Class 2
10/16/00
3/31/01     4,578      1.30#         (0.08)#      138
3/31/02    29,363      1.30          (0.45)       101
3/31/03    28,013      1.30          (0.52)        91

                   Small Cap Portfolio Class 3
11/11/02
03/31/03      120      1.40#         (0.58)#       91

----------------------------------
  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance company. If such expenses had been included, total return would have been lower.
 # Annualized
  ++ The ratios reflect an expense cap of 1.15% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable
 @ The ratios reflect an expense cap of 1.15% and 1.30% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable
 (1) The ratios reflect an expense ratio, which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Mid Cap Value Portfolio by 0.01%, 0.01% and 0.01% for Class 1, Class 2 and Class 3, respectively.
 (2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
     (loss) to average net assets would have been as follows:

                                                                        EXPENSES
                                                  ----------------------------------------------------
                                                  3/31/99#   3/31/00    3/31/01    3/31/02    3/31/03
                                                  --------   --------   --------   --------   --------
Mid Cap Growth Portfolio Class 1................   2.22%      1.37%      1.48%      1.30%      1.27%
Mid Cap Growth Portfolio Class 2................     --         --       1.62#      1.42       1.43
Mid Cap Growth Portfolio Class 3................     --         --         --         --       1.59#
Mid Cap Value Portfolio Class 1.................   2.23       1.47       1.64       1.31       1.15
Mid Cap Value Portfolio Class 2.................     --         --       1.64#      1.42       1.30
Mid Cap Value Portfolio Class 3.................     --         --         --         --       1.40#
Small Cap Portfolio Class 1.....................   2.46       1.45       1.67       1.45       1.32
Small Cap Portfolio Class 2.....................     --         --       1.84#      1.56       1.48
Small Cap Portfolio Class 3.....................     --         --         --         --       1.65#

                                                              NET INVESTMENT INCOME (LOSS)
                                                  ----------------------------------------------------
                                                  3/31/99#   3/31/00    3/31/01    3/31/02    3/31/03
                                                  --------   --------   --------   --------   --------
Mid Cap Growth Portfolio Class 1................  (1.22)%    (0.90)%     (1.05)%    (0.87)%    (0.82)%
Mid Cap Growth Portfolio Class 2................     --         --       (1.00)#    (0.98)     (0.98)
Mid Cap Growth Portfolio Class 3................     --         --          --         --      (1.17)#
Mid Cap Value Portfolio Class 1.................   0.52       0.70        0.61       0.65       0.95
Mid Cap Value Portfolio Class 2.................     --         --        0.65#      0.57       0.83
Mid Cap Value Portfolio Class 3.................     --         --          --         --       0.97#
Small Cap Portfolio Class 1.....................  (1.00)     (0.54)      (0.68)     (0.56)     (0.55)
Small Cap Portfolio Class 2.....................     --         --       (0.62)#    (0.71)     (0.70)
Small Cap Portfolio Class 3.....................     --         --          --         --      (0.83)#

See Notes to Financial Statements.

----------------
284

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

----------------------------------------------------------------------------------------------------------------------

                                                                      DIVIDENDS
                                                                      DECLARED     DIVIDENDS      NET
          NET ASSET       NET         NET REALIZED                    FROM NET     FROM NET      ASSET
            VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE
 PERIOD   BEGINNING      INCOME      GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL
 ENDED    OF PERIOD   (LOSS)(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)
----------------------------------------------------------------------------------------------------------------------
                                       International Equity Portfolio Class 1
2/8/99-
3/31/99      $10.00      $0.02          $  0.32          $  0.34       $   --       $   --       $10.34        3.40%

3/31/00       10.34       0.01             3.21             3.22        (0.06)       (0.30)       13.20       31.36
3/31/01       13.20       0.02            (4.44)           (4.42)          --        (0.47)        8.31      (34.10)
3/31/02        8.31       0.03            (0.93)           (0.90)          --        (0.05)        7.36      (10.84)
3/31/03        7.36       0.03            (2.24)           (2.21)       (0.03)          --         5.12      (30.12)
                                       International Equity Portfolio Class 2

10/16/00-
3/31/01       10.77       0.02            (2.02)           (2.00)          --        (0.47)        8.30      (19.33)
3/31/02        8.30       0.01            (0.91)           (0.90)          --        (0.05)        7.35      (10.86)
3/31/03        7.35       0.02            (2.24)           (2.22)       (0.01)          --         5.12      (30.17)
                                       International Equity Portfolio Class 3
11/11/02-
03/31/03       5.69         --            (0.56)           (0.56)       (0.01)          --         5.12       (9.79)

                                     Diversified Fixed Income Portfolio Class 1
2/8/99-
3/31/99       10.00       0.06            (0.12)           (0.06)          --           --         9.94       (0.60)

3/31/00        9.94       0.53            (0.42)            0.11        (0.42)          --         9.63        1.22
3/31/01        9.63       0.57             0.24             0.81        (0.57)          --         9.87        8.66
3/31/02        9.87       0.44            (0.26)            0.18        (0.29)          --         9.76        1.82
3/31/03        9.76       0.36             0.63             0.99        (0.05)          --        10.70       10.14
                                     Diversified Fixed Income Portfolio Class 2

10/16/00-
3/31/01        9.99       0.24             0.21             0.45        (0.57)          --         9.87        4.71
3/31/02        9.87       0.40            (0.24)            0.16        (0.28)          --         9.75        1.57
3/31/03        9.75       0.32             0.65             0.97        (0.04)          --        10.68       10.00
                                     Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03      10.49       0.09             0.13             0.22        (0.04)          --        10.67        2.15

                                          Cash Management Portfolio Class 1

2/8/99-
3/31/99       10.00       0.06               --             0.06           --           --        10.06        0.60
3/31/00       10.06       0.45             0.01             0.46        (0.28)          --        10.24        4.59
3/31/01       10.24       0.56             0.02             0.58        (0.11)          --        10.71        5.73
3/31/02       10.71       0.24             0.01             0.25        (0.07)          --        10.89        2.32
3/31/03       10.89       0.10               --             0.10        (0.15)          --        10.84        0.89
                                          Cash Management Portfolio Class 2

10/16/00-
3/31/01       10.56       0.18             0.07             0.25        (0.11)          --        10.70        2.40
3/31/02       10.70       0.21             0.03             0.24        (0.05)          --        10.89        2.27
3/31/03       10.89       0.07               --             0.07        (0.14)          --        10.82        0.66
                                          Cash Management Portfolio Class 3
11/11/02-
03/31/03      10.95       0.01               --             0.01        (0.14)          --        10.82        0.11

--------  -----------------------------------------------
                                    RATIO OF
                                      NET
            NET                    INVESTMENT
           ASSETS     RATIO OF     INCOME TO
           END OF    EXPENSES TO    AVERAGE
 PERIOD    PERIOD    AVERAGE NET      NET       PORTFOLIO
 ENDED    (000'S)     ASSETS(3)    ASSETS(3)    TURNOVER
--------  -----------------------------------------------

              International Equity Portfolio Class 1
2/8/99-
3/31/99   $ 13,693     1.30%#        1.43%#         7%
3/31/00     20,390     1.30++        0.12++        54
3/31/01     12,802     1.30          0.18          26
3/31/02      9,076     1.30          0.45          72
3/31/03      5,273     1.30          0.53          53

              International Equity Portfolio Class 2
10/16/00
3/31/01      5,223     1.45#         0.36#         26
3/31/02     18,895     1.45          0.12          72
3/31/03     22,167     1.45          0.31          53

              International Equity Portfolio Class 3
11/11/02
03/31/03       144     1.55#         0.15#         53

            Diversified Fixed Income Portfolio Class 1
2/8/99-
3/31/99     15,229     1.00#         4.53#         30
3/31/00     16,784     1.00          5.48          46
3/31/01     16,428     1.00@         5.81@         27
3/31/02     14,972     1.00          4.50          44
3/31/03     17,731     1.00(2)       3.47(2)       60

            Diversified Fixed Income Portfolio Class 2
10/16/00
3/31/01      6,655     1.15#@        5.84#@        27
3/31/02     48,365     1.15          4.10          44
3/31/03    135,818     1.15(2)       3.25(2)       60

            Diversified Fixed Income Portfolio Class 3
11/11/02
03/31/03       978     1.25#(2)      2.68#(2)      60

                Cash Management Portfolio Class 1
2/8/99-
3/31/99      2,021     0.85#         3.97#         --
3/31/00      4,123     0.85          4.63          --
3/31/01      4,897     0.85          5.45          --
3/31/02      8,283     0.85(1)       2.24(1)       --
3/31/03      6,297     0.85(2)       0.86(2)       --

                Cash Management Portfolio Class 2
10/16/00
3/31/01     10,424     1.00#         4.52#         --
3/31/02     34,724     1.00(1)       1.91(1)       --
3/31/03     56,597     1.00(2)       0.67(2)       --

                Cash Management Portfolio Class 3
11/11/02
03/31/03       348     1.10#(2)      0.25#(2)      --

----------------------------------
  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.
 # Annualized
  ++ The ratios reflect an expense cap of 1.30% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable
 @ The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable
 (1) The ratios reflect an expense cap of 0.85% and 1.00% for Class 1 and Class 2, respectively, which includes advisory fee recoupment which increased the expense ratio and decreased the net investment income ratio by 0.01% and 0.03% for Class 1 and Class 2, respectively.
 (2) The ratios reflect an expense ratio, which includes advisory fee recoupment which increased the net expense ratio and decreased the net investment income ratio for the Diversified Fixed Income Portfolio by 0.09%, 0.09% and 0.09% for Class 1, Class 2 and Class 3, respectively, and for the Cash Management Portfolio by 0.10%, 0.10%, and 0.10% for Class 1, Class 2 and Class 3, respectively.
 (3) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
     (loss) to average net assets would have been as follows:

                                                                        EXPENSES
                                                  ----------------------------------------------------
                                                  3/31/99#   3/31/00    3/31/01    3/31/02    3/31/03
                                                  --------   --------   --------   --------   --------
International Equity Portfolio Class 1..........   3.59%      1.93%      2.31%      2.12%      1.76%
International Equity Portfolio Class 2..........     --         --       2.46#      2.20       1.91
International Equity Portfolio Class 3..........     --         --         --         --       2.04#
Diversified Fixed Income Portfolio Class 1......   1.91       1.31       1.61       1.17       1.01
Diversified Fixed Income Portfolio Class 2......     --         --       1.66#      1.25       1.15
Diversified Fixed Income Portfolio Class 3......     --         --         --         --       1.39#
Cash Management Portfolio Class 1...............   8.41       2.95       2.83       0.85       0.86
Cash Management Portfolio Class 2...............     --         --       1.80#      1.00       1.01
Cash Management Portfolio Class 3...............     --         --         --         --       1.13#

                                                              NET INVESTMENT INCOME (LOSS)
                                                  ----------------------------------------------------
                                                  3/31/99#   3/31/00    3/31/01    3/31/02    3/31/03
                                                  --------   --------   --------   --------   --------
International Equity Portfolio Class 1..........  (0.86)%    (0.51)%    (0.83)%    (0.37)%     0.07%
International Equity Portfolio Class 2..........     --         --      (0.65)#    (0.63)     (0.15)
International Equity Portfolio Class 3..........     --         --         --         --      (0.34)#
Diversified Fixed Income Portfolio Class 1......   3.62       5.17       5.21       4.33       3.46
Diversified Fixed Income Portfolio Class 2......     --         --       5.23#      4.00       3.25
Diversified Fixed Income Portfolio Class 3......     --         --         --         --       2.62#
Cash Management Portfolio Class 1...............  (3.55)      2.53       3.44       2.24       0.85
Cash Management Portfolio Class 2...............     --         --       3.72#      1.91       0.66
Cash Management Portfolio Class 3...............     --         --         --         --       0.22#

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------------------------

                                                                               DIVIDENDS
                                                                               DECLARED     DIVIDENDS      NET
                   NET ASSET       NET         NET REALIZED                    FROM NET     FROM NET      ASSET
                     VALUE      INVESTMENT     & UNREALIZED     TOTAL FROM      INVEST-     REALIZED      VALUE
     PERIOD        BEGINNING      INCOME      GAIN(LOSS) ON     INVESTMENT       MENT        GAIN ON      END OF       TOTAL
      ENDED        OF PERIOD   (LOSS)(*/**)   INVESTMENTS(*)   OPERATIONS(*)    INCOME     INVESTMENTS    PERIOD    RETURN(***)
-------------------------------------------------------------------------------------------------------------------------------

                                                     Focus Growth Class 1

7/5/00-
3/31/01               $10.00      $   --         $ (2.81)         $ (2.81)      $   --       $   --       $ 7.19       (28.10)%
3/31/02                 7.19       (0.04)          (0.09)           (0.13)          --           --         7.06        (1.81)
3/31/03                 7.06       (0.03)          (1.54)           (1.57)          --           --         5.49       (22.24)
                                                     Focus Growth Class 2

10/16/00-
3/31/01                 8.93          --           (1.74)           (1.74)          --           --         7.19       (19.48)
3/31/02                 7.19       (0.06)          (0.08)           (0.14)          --           --         7.05        (1.95)
3/31/03                 7.05       (0.03)          (1.55)           (1.58)          --           --         5.47       (22.41)
                                                     Focus Growth Class 3
11/11/02-
03/31/03                5.70       (0.01)          (0.22)           (0.23)          --           --         5.47        (4.04)

                                                    Focus TechNet Class 2

12/29/00-
3/31/01                10.00       (0.01)          (4.27)           (4.28)          --           --         5.72       (42.80)
3/31/02                 5.72       (0.09)          (1.22)           (1.31)          --           --         4.41       (22.90)
3/31/03                 4.41       (0.04)          (1.53)           (1.57)          --           --         2.84       (35.60)
                                                    Focus TechNet Class 3
11/11/02-
03/31/03                2.85       (0.02)           0.01            (0.01)          --           --         2.84        (0.35)

                                               Focus Growth and Income Class 2

12/29/00-
3/31/01                10.00        0.01           (1.58)           (1.57)          --           --         8.43       (15.70)
3/31/02                 8.43       (0.03)          (0.08)           (0.11)          --           --         8.32        (1.25)
3/31/03                 8.32       (0.03)          (1.51)           (1.54)          --           --         6.78       (18.51)
                                               Focus Growth and Income Class 3
11/11/02-
03/31/03                6.96       (0.01)          (0.17)           (0.18)          --           --         6.78        (2.59)

                                                      Focus Value Class 2
10/1/01-
3/31/02                10.00       (0.01)           1.80             1.79           --        (0.11)       11.68        17.90
3/31/03                11.68        0.07           (2.63)           (2.56)       (0.10)(1)    (0.25)        8.77       (22.00)

                                                      Focus Value Class 3
11/11/02-
03/31/03                9.12          --              --               --        (0.10)(1)    (0.25)        8.77        (0.12)

-----------------  -----------------------------------------------
                                             RATIO OF
                                               NET
                     NET                    INVESTMENT
                    ASSETS     RATIO OF     INCOME TO
                    END OF    EXPENSES TO    AVERAGE
     PERIOD         PERIOD    AVERAGE NET      NET       PORTFOLIO
      ENDED        (000'S)     ASSETS(2)    ASSETS(2)    TURNOVER
-----------------  -----------------------------------------------

                           Focus Growth Portfolio Class 1
7/5/00-
3/31/01            $18,787       1.30%#++    (0.01)%#++    195%
3/31/02              8,039       1.30        (0.61)        189
3/31/03              5,535       1.30        (0.44)        143

                           Focus Growth Portfolio Class 2
10/16/00-
3/31/01             10,972       1.45#++      0.06#++      195
3/31/02             33,720       1.45        (0.78)        189
3/31/03             33,763       1.45        (0.59)        143

                           Focus Growth Portfolio Class 3
11/11/02-
03/31/03                99       1.55#       (0.66)#       143

                          Focus TechNet Portfolio Class 2
12/29/00-
3/31/01              5,860       1.65#++     (0.51)#++     160
3/31/02             12,522       1.65@       (1.22)@       357
3/31/03             11,585       1.65        (1.46)        253

                          Focus TechNet Portfolio Class 3
11/11/02-
03/31/03               100       1.68#       (1.52)#       253

                     Focus Growth and Income Portfolio Class 2
12/29/00-
3/31/01              6,435       1.45#++      0.28#++       71
3/31/02             21,393       1.45@       (0.37)@       187
3/31/03             19,142       1.45        (0.37)        180

                     Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03               105       1.55#       (0.44)#       180

                                 Focus Value Class 2
10/1/01-
3/31/02             19,589       1.45#@      (0.27)#@       81
3/31/03             19,105       1.45         0.71         190

                                 Focus Value Class 3
11/11/02-
03/31/03               115       1.55#       (0.12)#       190

----------------------------------
  * Calculated based upon average shares outstanding
 ** After fee waivers and expense reimbursements by the investment adviser
*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.
 # Annualized
  ++ The ratios reflect an expense cap of 1.30%, 1.45%, 1.65%, and 1.45% for the Focus Growth Class 1, Focus Growth Class 2, Focus TechNet Class 2, Focus Growth and Income Class 2, respectively, which are net of custody credits of (0.02%), (0.02%), (0.21%), and (0.20%), respectively, or waivers/reimbursements if applicable

 @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus
   TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.

 (1) Includes a tax return of capital of $0.03 per share.
 (2) During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income
     (loss) to average net assets would have been as follows:

                                                                         EXPENSES                NET INVESTMENT INCOME (LOSS)
                                                              ------------------------------   --------------------------------
                                                              3/31/01#   3/31/02    3/31/03     3/31/01#    3/31/02    3/31/03
                                                              --------   --------   --------   ----------   --------   --------
Focus Growth Portfolio Class 1..............................   1.88%      1.52%      1.48%      (0.59)%     (0.83)%    (0.62)%
Focus Growth Portfolio Class 2..............................   1.90       1.66       1.64       (0.39)      (0.99)     (0.77)
Focus Growth Portfolio Class 3..............................     --         --       1.81#         --          --      (0.92)#
Focus TechNet Portfolio Class 2.............................   3.81       2.97       3.36       (2.67)      (2.54)     (3.16)
Focus TechNet Portfolio Class 3.............................     --         --       3.42#         --          --      (3.26)#
Focus Growth and Income Portfolio Class 2...................   4.35       2.47       2.13       (2.62)      (1.40)     (1.05)
Focus Growth and Income Portfolio Class 3...................     --         --       2.34#         --          --      (1.23)#
Focus Value Portfolio Class 2...............................     --       2.54#      2.18          --       (1.36)#    (0.02)
Focus Value Portfolio Class 3...............................     --         --       2.31#         --          --      (0.88)#

See Notes to Financial Statements.

----------------
286

----------------

SEASONS SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Seasons Series Trust

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/ Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Stock Portfolio, Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, Diversified Fixed Income Portfolio, Cash Management Portfolio, Focus Growth Portfolio, Focus TechNet Portfolio, Focus Growth and Income Portfolio and Focus Value Portfolio (constituting the nineteen portfolios of Seasons Series Trust, hereafter referred to as the "Trust") at March 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
May 21, 2003

                                                                ----------------

----------------

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and distributions for the fiscal year ended March 31, 2003.

During the fiscal year ended March 31, 2003 the Portfolios paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

                                             NET            NET             NET                     QUALIFYING % FOR THE
                                TOTAL     INVESTMENT    SHORT-TERM       LONG-TERM       RETURN        70% DIVIDENDS
                              DIVIDENDS     INCOME     CAPITAL GAINS   CAPITAL GAINS   OF CAPITAL   RECEIVED DEDUCTIONS
                              ---------   ----------   -------------   -------------   ----------   --------------------
Multi-Managed Growth - Class
  1.........................    0.15         0.15         --              --             --                 20.88%
Multi-Managed Growth - Class
  2.........................    0.14         0.14         --              --             --                 20.88%
Multi-Managed Growth - Class
  3.........................    0.14         0.14         --              --             --                 20.88%
Multi-Managed Moderate
  Growth - Class 1..........    0.21         0.21         --              --             --                  0.79%
Multi-Managed Moderate
  Growth - Class 2..........    0.20         0.20         --              --             --                  0.79%
Multi-Managed Moderate
  Growth - Class 3..........    0.20         0.20         --              --             --                  0.79%
Multi-Managed Income/Equity
  - Class 1.................    0.29         0.29         --              --             --                  1.41%
Multi-Managed Income/Equity
  - Class 2.................    0.29         0.29         --              --             --                  1.41%
Multi-Managed Income/Equity
  - Class 3.................    0.29         0.29         --              --             --                  1.41%
Multi-Managed Income - Class
  1.........................    0.35         0.35         --              --             --                  0.98%
Multi-Managed Income - Class
  2.........................    0.34         0.34         --              --             --                  0.98%
Multi-Managed Income - Class
  3.........................    0.34         0.34         --              --             --                  0.98%
Asset Allocation:
  Diversified Growth - Class
  1.........................    0.12         0.12         --              --             --                 28.82%
Asset Allocation:
  Diversified Growth - Class
  2.........................    0.11         0.11         --              --             --                 28.82%
Asset Allocation:
  Diversified Growth - Class
  3.........................    0.11         0.11         --              --             --                 28.82%
Stock - Class 1.............    0.35         0.35         --              --             --              --
Stock - Class 2.............    0.34         0.34         --              --             --              --
Stock - Class 3.............    0.34         0.34         --              --             --              --
Large Cap Growth - Class
  1.........................    --          --            --              --             --              --
Large Cap Growth - Class
  2.........................    --          --            --              --             --              --
Large Cap Growth - Class
  3.........................    --          --            --              --             --              --
Large Cap Composite - Class
  1.........................    0.03         0.03         --              --             --                 90.19%
Large Cap Composite - Class
  2.........................    0.01         0.01         --              --             --                 90.19%
Large Cap Composite - Class
  3.........................    0.01         0.01         --              --             --                 90.19%
Large Cap Value - Class 1...    0.07         0.03         --               0.04          --                 80.42%
Large Cap Value - Class 2...    0.06         0.02         --               0.04          --                 80.42%
Large Cap Value - Class 3...    0.06         0.02         --               0.04          --                 80.42%
Mid Cap Growth - Class 1....    --          --            --              --             --              --
Mid Cap Growth - Class 2....    --          --            --              --             --              --
Mid Cap Growth - Class 3....    --          --            --              --             --              --
Mid Cap Value - Class 1.....    0.18         0.02          0.01            0.15          --                 87.66%
Mid Cap Value - Class 2.....    0.18         0.02          0.01            0.15          --                 87.66%
Mid Cap Value - Class 3.....    0.18         0.02          0.01            0.15          --                 87.66%

----------------
288

                                             NET            NET             NET                     QUALIFYING % FOR THE
                                TOTAL     INVESTMENT    SHORT-TERM       LONG-TERM       RETURN        70% DIVIDENDS
                              DIVIDENDS     INCOME     CAPITAL GAINS   CAPITAL GAINS   OF CAPITAL   RECEIVED DEDUCTIONS
                              ---------   ----------   -------------   -------------   ----------   --------------------
Small Cap - Class 1.........    --          --            --              --             --              --
Small Cap - Class 2.........    --          --            --              --             --              --
Small Cap - Class 3.........    --          --            --              --             --              --
International Equity - Class
  1.........................    0.03         0.03         --              --             --                  5.42%
International Equity - Class
  2.........................    0.01         0.01         --              --             --                  5.42%
International Equity - Class
  3.........................    0.01         0.01         --              --             --                  5.42%
Diversified Fixed Income -
  Class 1...................    0.05         0.05         --              --             --                  0.83%
Diversified Fixed Income -
  Class 2...................    0.04         0.04         --              --             --                  0.83%
Diversified Fixed Income -
  Class 3...................    0.04         0.04         --              --             --                  0.83%
Cash Management - Class 1...    0.15         0.15         --              --             --              --
Cash Management - Class 2...    0.14         0.14         --              --             --              --
Cash Management - Class 3...    0.14         0.14         --              --             --              --
Focus Growth - Class 1......    --          --            --              --             --              --
Focus Growth - Class 2......    --          --            --              --             --              --
Focus Growth - Class 3......    --          --            --              --             --              --
Focus TechNet - Class 1.....    --          --            --              --             --              --
Focus TechNet - Class 2.....    --          --            --              --             --              --
Focus TechNet - Class 3.....    --          --            --              --             --              --
Focus Growth and Income -
  Class 2...................    --          --            --              --             --              --
Focus Growth and Income -
  Class 3...................    --          --            --              --             --              --
Focus Value - Class 2.......    0.35         0.07          0.25           --              0.03              25.27%
Focus Value - Class 3.......    0.35         0.07          0.25           --              0.03              25.27%

------------

   The International Equity Portfolio makes an election under Internal Revenue
    Code Section 853 to pass through foreign taxes paid by the Portfolio to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended March 31, 2003 was $52,054. The gross foreign source income for information reporting is $521,390.

                                                                ----------------

----------------

SEASONS SERIES TRUST
TRUSTEE INFORMATION (UNAUDITED)

The following table contains information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                                                             IN FUND
         NAME,                                                                               COMPLEX
      ADDRESS AND         POSITION HELD    LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN
    DATE OF BIRTH*         WITH TRUST     TIME SERVED          DURING PAST 5 YEARS        BY TRUSTEE(1)
-----------------------   -------------   ------------   -------------------------------  -------------
INDEPENDENT TRUSTEES
Carl D. Covitz               Trustee      February       Owner and President, Landmark         59
DOB: March 31, 1939                       2001           Capital, Inc. (since 1973)
Monica C. Lozano             Trustee      December       President and Chief Operating         59
DOB: July 21, 1956                        1998           Officer (since 2000) La Opinion
                                                         (newspaper publishing concern),
                                                         Associate Publisher (1991-1999)
                                                         and Executive Editor
                                                         (1995-1999) thereof
Gilbert T. Ray               Trustee      February       Retired Partner, O'Melveny &          59
DOB: September 18, 1944                   2001           Myers LLP (since 2000); and
                                                         Attorney (1972-2000) thereof
Allan L. Sher                Trustee      January 1997   Retired Brokerage Executive           59
DOB: October 19, 1931                                    (since 1992)
Bruce G. Willison            Trustee      February       Dean, Anderson School at UCLA         59
DOB: October 16, 1948                     2001           (since 1999)

INTERESTED TRUSTEE
Jana W. Greer              Trustee and    February       President, AIG SunAmerica             59
DOB: December 30, 1951      Chairman      2001           Retirement Markets, Inc. (since
                                                         1996), and Executive Vice
                                                         President thereof (1994-1996);
                                                         Senior Vice President and
                                                         Director, AIG SunAmerica, Inc.
                                                         (since 1991)


         NAME,
      ADDRESS AND           OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                 BY TRUSTEE
-----------------------  -------------------------------
INDEPENDENT TRUSTEES
Carl D. Covitz           Director, Kayne Anderson Mutual
DOB: March 31, 1939      Funds (since 1995); Director,
                         Arden Realty, Inc. (since
                         1995).
Monica C. Lozano         Trustee, University of Southern
DOB: July 21, 1956       California (since 1991);
                         Director, California Healthcare
                         Foundation (since 1998);
                         Director, Tenet Healthcare
                         Corporation (since 2002);
                         Director, The Walt Disney
                         Company (since 2000); Director,
                         Union Bank of California (since
                         2001).
Gilbert T. Ray           Director, Advanced Auto Parts,
DOB: September 18, 1944  Inc. (retail, automotive supply
                         stores) (since 2002); Director,
                         Watts, Wyatt & Company
                         (services -- management
                         consulting services) (since
                         2000).
Allan L. Sher            Director, Bowl America
DOB: October 19, 1931    Incorporated (1997-Present).
Bruce G. Willison        Director, Nordstrom, Inc.
DOB: October 16, 1948    (since 1998); Director,
                         Homestore, Inc. (real estate
                         agents and managers (since
                         2003); Healthnet International,
                         Inc. (business services) (since
                         2002).
INTERESTED TRUSTEE
Jana W. Greer            Director, National Association
DOB: December 30, 1951   for Variable Annuities (since
                         1999).

------------------------------
 * The business address for each Trustee is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
 (1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).
 (2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940 other than those listed under the preceding column.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

----------------
290

----------------

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS

To help you better understand the investment management of the SEASONS FAMILY OF VARIABLE ANNUITIES, we have included on the following pages investment comments regarding the 19 investment portfolios of the Season Series Trust, the underlying investments of SEASONS FAMILY. Each SEASONS STRATEGY invests in a different allocation of these underlying portfolios (not all portfolios are included in each STRATEGY):

1.  Multi-Managed Growth Portfolio
2.  Multi-Managed Moderate Growth Portfolio
3.  Multi-Managed Income/Equity Portfolio
4.  Multi-Managed Income Portfolio
5.  Asset Allocation: Diversified Growth Portfolio
6.  Stock Portfolio

SEASONS SELECT PORTFOLIOS

7.  Large Cap Growth Portfolio
8.  Large Cap Composite Portfolio
9.  Large Cap Value Portfolio
10. Mid Cap Growth Portfolio
11. Mid Cap Value Portfolio
12. Small Cap Portfolio
13. International Equity Portfolio
14. Diversified Fixed Income Portfolio
15. Focus Growth Portfolio
16. Focus TechNet Portfolio
17. Focus Growth and Income Portfolio
18. Focus Value Portfolio
19. Cash Management Portfolio

Asset allocations for each STRATEGY, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the SEASONS STRATEGIES as well as their underlying portfolios, please refer to your prospectus.

SEASONS SELECT Portfolios are two-thirds actively managed, one-third passively managed. The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2003. Descriptions of these market indices are provided next to the individual graphs.

PLEASE NOTE THAT THE GRAPHS AND TABLES THAT ACCOMPANY THE FOLLOWING INVESTMENT COMMENTS SHOW THE PERFORMANCE OF THE PORTFOLIO AT THE SEASONS SERIES TRUST LEVEL. THE RETURNS SHOWN REPRESENT CLASS 1 SHARES, UNLESS OTHERWISE NOTED, AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO CONTINGENT DEFERRED SALES CHARGE. THE RETURNS FOR CLASS 2 AND CLASS 3 SHARES, WHICH BECAME AVAILABLE OCTOBER 16, 2000 AND NOVEMBER 11, 2002, RESPECTIVELY, DIFFER FROM CLASS 1 ONLY TO THE EXTENT THAT CLASS 2 AND CLASS 3 SHARES ARE SUBJECT TO 12b-1 FEES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDICES.

                                                                ----------------

MULTI-MANAGED GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital

PORTFOLIO MANAGERS:                       AIG SunAmerica Asset Management Corp.
                                          Janus Capital Management LLC
                                          Wellington Management Company, LLP

Managed Components:                       Aggressive Growth, Growth, Balanced, and Fixed Income

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 MULTI-MANAGED       BLENDED      LEHMAN BROTHERS U.S.  S&P 500(R)
                 GROWTH CLASS 1  BENCHMARK INDEX    AGGREGATE INDEX       INDEX
        4/15/97         $10,000          $10,000               $10,000     $10,000
        4/30/97         $10,180          $10,361               $10,104     $10,624
        5/31/97         $10,800          $10,941               $10,200     $11,270
        6/30/97         $10,990          $11,320               $10,321     $11,775
        7/31/97         $11,880          $11,968               $10,600     $12,711
        8/31/97         $11,530          $11,655               $10,510     $12,000
        9/30/97         $12,100          $12,199               $10,665     $12,657
       10/31/97         $11,830          $11,933               $10,820     $12,235
       11/30/97         $11,870          $12,215               $10,870     $12,801
       12/31/97         $11,947          $12,399               $10,980     $13,020
        1/31/98         $12,059          $12,473               $11,120     $13,164
        2/28/98         $12,684          $13,115               $11,111     $14,113
        3/31/98         $13,155          $13,578               $11,149     $14,835
        4/30/98         $13,411          $13,683               $11,207     $14,984
        5/31/98         $13,104          $13,452               $11,313     $14,727
        6/30/98         $13,810          $13,768               $11,410     $15,325
        7/31/98         $13,697          $13,480               $11,434     $15,162
        8/31/98         $12,059          $12,024               $11,620     $12,973
        9/30/98         $12,950          $12,682               $11,892     $13,804
       10/31/98         $13,349          $13,294               $11,829     $14,926
       11/30/98         $14,138          $13,865               $11,896     $15,830
       12/31/98         $15,705          $14,456               $11,932     $16,741
        1/31/99         $17,129          $14,832               $12,017     $17,441
        2/28/99         $16,422          $14,287               $11,806     $16,900
        3/31/99         $17,887          $14,646               $11,871     $17,576
        4/30/99         $18,449          $15,211               $11,909     $18,256
        5/31/99         $17,648          $15,038               $11,804     $17,826
        6/30/99         $18,594          $15,587               $11,767     $18,814
        7/31/99         $18,002          $15,237               $11,717     $18,228
        8/31/99         $18,241          $15,085               $11,711     $18,137
        9/30/99         $18,646          $14,924               $11,847     $17,641
       10/31/99         $19,602          $15,433               $11,891     $18,757
       11/30/99         $21,182          $15,779               $11,890     $19,139
       12/31/99         $24,461          $16,590               $11,833     $20,265
      1/31/2000         $24,238          $16,099               $11,794     $19,247
      2/29/2000         $26,819          $16,529               $11,937     $18,883
      3/31/2000         $26,658          $17,196               $12,094     $20,730
      4/30/2000         $25,019          $16,714               $12,059     $20,106
      5/31/2000         $23,716          $16,343               $12,053     $19,694
      6/30/2000         $25,355          $16,927               $12,304     $20,179
      7/31/2000         $24,573          $16,726               $12,416     $19,864
      8/31/2000         $26,372          $17,579               $12,596     $21,098
      9/30/2000         $25,367          $17,034               $12,675     $19,984
     10/31/2000         $24,176          $16,877               $12,759     $19,899
     11/30/2000         $21,557          $15,928               $12,968     $18,330
     12/31/2000         $21,921          $16,323               $13,209     $18,420
      1/31/2001         $22,391          $16,862               $13,424     $19,074
      2/28/2001         $19,709          $15,897               $13,541     $17,334
      3/31/2001         $18,421          $15,251               $13,609     $16,236
      4/30/2001         $19,997          $16,078               $13,552     $17,498
      5/31/2001         $19,785          $16,239               $13,633     $17,615
      6/30/2001         $19,315          $16,167               $13,685     $17,187
      7/31/2001         $18,694          $16,009               $13,991     $17,017
      8/31/2001         $17,558          $15,445               $14,152     $15,952
      9/30/2001         $16,164          $14,443               $14,317     $14,664
     10/31/2001         $16,558          $14,834               $14,616     $14,944
     11/30/2001         $17,361          $15,589               $14,414     $16,090
     12/31/2001         $17,535          $15,825               $14,322     $16,231
      1/31/2002         $17,182          $15,709               $14,438     $15,994
      2/28/2002         $16,525          $15,510               $14,578     $15,686
      3/31/2002         $16,990          $15,988               $14,336     $16,276
      4/30/2002         $16,301          $15,607               $14,614     $15,289
      5/31/2002         $16,076          $15,446               $14,738     $15,176
      6/30/2002         $15,147          $14,768               $14,865     $14,095
      7/31/2002         $14,249          $13,783               $15,045     $12,996
      8/31/2002         $14,361          $13,886               $15,299     $13,082
      9/30/2002         $13,816          $12,978               $15,547     $11,660
     10/31/2002         $14,249          $13,628               $15,476     $12,686
     11/30/2002         $14,826          $14,280               $15,472     $13,433
     12/31/2002         $14,288          $13,773               $15,791     $12,644
      1/31/2003         $14,109          $13,516               $15,805     $12,313
      2/28/2003         $14,011          $13,381               $16,023     $12,128
      3/31/2003         $14,174          $13,479               $16,011     $12,245

------------
MULTI-MANAGED GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                       -16.57%          -16.71%              N/A
  5-Year                         1.50%              N/A              N/A
  Since Inception
                                 6.03%          -19.54%           -1.90%
------------

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

The Blended Benchmark Index consists of 51% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000 Index, and 2% U.S. Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The Portfolio's Class 1 shares generated a return of -16.57% for the twelve-month period ended March 31, 2003. The blended benchmark returned -15.69%, and the Standard & Poors 500 (S&P 500) Index returned -24.76% for the same period.

In response to extreme volatility during the annual period, the aggressive growth component of the portfolio decreased its exposure to cyclically-oriented holdings that may be adversely affected by increasing oil prices and a slow down in consumer spending. Advertising-sensitive holdings in the media and retail industries were also pared down during the period. Management believes that select companies in the Technology (YAHOO!) and Health Care sectors hold particular promise in the next reporting period.

The growth component of the portfolio held an overweight position relative to the S&P 500 Index in the information technology group. According to management, this proved to be the biggest detractor to relative performance. In addition, an underweight position to the Industrial sector also held back portfolio performance relative to the benchmark index. In the balanced and fixed-income components, the portfolio maintained an under-weighted position to Treasuries, and favored the higher yields offered by the credit and mortgage sectors of the bond market.

The Multi-Managed Growth Portfolio comprises 50% of the Growth Strategy -- one of the four Seasons Strategies.

              Past Performance is no guarantee of future results.

----------------
292

MULTI-MANAGED MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth, with capital preservation as a secondary objective

PORTFOLIO MANAGERS:                       AIG SunAmerica Asset Management Corp.
                                          Janus Capital Management LLC
                                          Wellington Management Company, LLP

Managed Components:                       Aggressive Growth, Growth, Balanced, and Fixed Income

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 MULTI-MANAGED MODERATE      BLENDED      LEHMAN BROTHERS U.S.  S&P 500(R)
                     GROWTH CLASS 1      BENCHMARK INDEX    AGGREGATE INDEX       INDEX
        4/15/97                 $10,000          $10,000               $10,000     $10,000
        4/30/97                 $10,160          $10,294               $10,104     $10,624
        5/31/97                 $10,700          $10,779               $10,200     $11,270
        6/30/97                 $10,890          $11,101               $10,321     $11,775
        7/31/97                 $11,620          $11,656               $10,600     $12,711
        8/31/97                 $11,330          $11,416               $10,510     $12,000
        9/30/97                 $11,830          $11,875               $10,665     $12,657
       10/31/97                 $11,610          $11,705               $10,820     $12,235
       11/30/97                 $11,650          $11,920               $10,870     $12,801
       12/31/97                 $11,753          $12,087               $10,980     $13,020
        1/31/98                 $11,845          $12,170               $11,120     $13,164
        2/28/98                 $12,317          $12,661               $11,111     $14,113
        3/31/98                 $12,686          $13,020               $11,149     $14,835
        4/30/98                 $12,881          $13,112               $11,207     $14,984
        5/31/98                 $12,666          $12,953               $11,313     $14,727
        6/30/98                 $13,199          $13,205               $11,410     $15,325
        7/31/98                 $13,107          $12,972               $11,434     $15,162
        8/31/98                 $11,917          $11,899               $11,620     $12,973
        9/30/98                 $12,645          $12,474               $11,892     $13,804
       10/31/98                 $12,932          $12,923               $11,829     $14,926
       11/30/98                 $13,548          $13,373               $11,896     $15,830
       12/31/98                 $14,699          $13,832               $11,932     $16,741
        1/31/99                 $15,744          $14,127               $12,017     $17,441
        2/28/99                 $15,138          $13,651               $11,806     $16,900
        3/31/99                 $16,204          $13,929               $11,871     $17,576
        4/30/99                 $16,612          $14,378               $11,909     $18,256
        5/31/99                 $16,006          $14,234               $11,804     $17,826
        6/30/99                 $16,664          $14,631               $11,767     $18,814
        7/31/99                 $16,236          $14,361               $11,717     $18,228
        8/31/99                 $16,382          $14,236               $11,711     $18,137
        9/30/99                 $16,675          $14,160               $11,847     $17,641
       10/31/99                 $17,344          $14,533               $11,891     $18,757
       11/30/99                 $18,473          $14,802               $11,890     $19,139
       12/31/99                 $20,772          $15,405               $11,833     $20,265
      1/31/2000                 $20,568          $15,047               $11,794     $19,247
      2/29/2000                 $22,430          $15,464               $11,937     $18,883
      3/31/2000                 $22,346          $15,942               $12,094     $20,730
      4/30/2000                 $21,216          $15,569               $12,059     $20,106
      5/31/2000                 $20,351          $15,283               $12,053     $19,694
      6/30/2000                 $21,637          $15,801               $12,304     $20,179
      7/31/2000                 $21,120          $15,678               $12,416     $19,864
      8/31/2000                 $22,442          $16,360               $12,596     $21,098
      9/30/2000                 $21,769          $15,991               $12,675     $19,984
     10/31/2000                 $20,928          $15,883               $12,759     $19,899
     11/30/2000                 $19,234          $15,227               $12,968     $18,330
     12/31/2000                 $19,653          $15,612               $13,209     $18,420
      1/31/2001                 $20,008          $16,077               $13,424     $19,074
      2/28/2001                 $18,219          $15,392               $13,541     $17,334
      3/31/2001                 $17,338          $14,920               $13,609     $16,236
      4/30/2001                 $18,389          $15,544               $13,552     $17,498
      5/31/2001                 $18,275          $15,693               $13,633     $17,615
      6/30/2001                 $17,949          $15,671               $13,685     $17,187
      7/31/2001                 $17,580          $15,610               $13,991     $17,017
      8/31/2001                 $16,799          $15,225               $14,152     $15,952
      9/30/2001                 $15,790          $14,466               $14,317     $14,664
     10/31/2001                 $16,174          $14,851               $14,616     $14,944
     11/30/2001                 $16,728          $15,403               $14,414     $16,090
     12/31/2001                 $16,822          $15,584               $14,322     $16,231
      1/31/2002                 $16,584          $15,523               $14,438     $15,994
      2/28/2002                 $16,138          $15,397               $14,578     $15,686
      3/31/2002                 $16,435          $15,731               $14,336     $16,276
      4/30/2002                 $16,004          $15,525               $14,614     $15,289
      5/31/2002                 $15,840          $15,414               $14,738     $15,176
      6/30/2002                 $15,140          $14,917               $14,865     $14,095
      7/31/2002                 $14,411          $14,147               $15,045     $12,996
      8/31/2002                 $14,560          $14,277               $15,299     $13,082
      9/30/2002                 $14,158          $13,603               $15,547     $11,660
     10/31/2002                 $14,485          $14,109               $15,476     $12,686
     11/30/2002                 $14,976          $14,649               $15,472     $13,433
     12/31/2002                 $14,600          $14,304               $15,791     $12,644
      1/31/2003                 $14,479          $14,096               $15,805     $12,313
      2/28/2003                 $14,448          $14,022               $16,023     $12,128
      3/31/2003                 $14,585          $14,102               $16,011     $12,245

------------
MULTI-MANAGED MODERATE GROWTH PORTFOLIO AVERAGE ANNUAL TOTAL RETURNS AS
OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                       -11.26%          -11.48%              N/A
  5-Year                         2.83%              N/A              N/A
  Since Inception
                                 6.54%          -13.83%           -0.58%
------------

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

The Blended Benchmark Index consists of 37.9% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 42.3% Lehman Brothers U.S. Aggregate Index, 18.0% Russell 2000 Index, and 1.8% U.S. Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The Portfolio's Class 1 shares posted a return of -11.26% for the twelve-month period ended March 31, 2003, compared to the -10.36% return of the blended benchmark index and the -24.76% return of the Standard & Poors 500 (S&P 500) Index.

During the annual reporting period, diversification became an important theme for the balanced component of the portfolio. As market conditions became difficult, management sought to add more holdings in the Technology and Health Care sectors, while reducing its exposure to the Consumer Discretionary sector. Going forward, management will attempt to minimize risk through the careful selection of companies that can perform well under volatile conditions.

The aggressive growth and growth components of the portfolio also battled tough market conditions. While these components under-weighted the Technology sector in relation to the blended benchmark, good performance came from individual semiconductor holdings in the fourth quarter of 2002. Other individual positive contributors to performance included AMAZON.COM, YAHOO!, MEDTRONIC and FOREST LABORATORIES.

Weakness in the equity markets drove investors to the fixed-income sector in search of a "safe haven". Treasury securities rallied throughout the reporting period, pushing their yields down to the lowest levels in several years. In light of the low yields in Treasuries, the fixed-income component has under-weighted these securities in favor of higher-yielding investment grade and high-yield bonds. The Federal Reserve Board only cut interest rates once during the year (50 points in November 2002), but they continue to use monetary policy to help stimulate economic growth.

              Past Performance is no guarantee of future results.

                                                                ----------------

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

INVESTMENT OBJECTIVE:                     Conservation of principal, while maintaining some potential for long- term growth

PORTFOLIO MANAGERS:                       AIG SunAmerica Asset Management Corp.
                                          Janus Capital Management LLC
                                          Wellington Management Company, LLP

Managed Components:                       Growth, Balanced, and Fixed Income

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     MULTI-MANAGED          BLENDED      LEHMAN BROTHERS U.S.   S&P 500(R)
                 INCOME/EQUITY CLASS 1  BENCHMARK INDEX     AGGREGATE INDEX       INDEX
        4/15/97                $10,000          $10,000                $10,000     $10,000
        4/30/97                $10,180          $10,275                $10,104     $10,624
        5/31/97                $10,410          $10,548                $10,200     $11,270
        6/30/97                $10,590          $10,787                $10,321     $11,775
        7/31/97                $11,170          $11,260                $10,600     $12,711
        8/31/97                $10,920          $10,990                $10,510     $12,000
        9/30/97                $11,200          $11,296                $10,665     $12,657
       10/31/97                $11,220          $11,276                $10,820     $12,235
       11/30/97                $11,300          $11,485                $10,870     $12,801
       12/31/97                $11,411          $11,626                $10,980     $13,020
        1/31/98                $11,606          $11,765                $11,120     $13,164
        2/28/98                $11,884          $12,044                $11,111     $14,113
        3/31/98                $12,110          $12,277                $11,149     $14,835
        4/30/98                $12,233          $12,360                $11,207     $14,984
        5/31/98                $12,223          $12,366                $11,313     $14,727
        6/30/98                $12,531          $12,602                $11,410     $15,325
        7/31/98                $12,541          $12,576                $11,434     $15,162
        8/31/98                $12,017          $12,101                $11,620     $12,973
        9/30/98                $12,592          $12,542                $11,892     $13,804
       10/31/98                $12,695          $12,842                $11,829     $14,926
       11/30/98                $12,993          $13,149                $11,896     $15,830
       12/31/98                $13,594          $13,429                $11,932     $16,741
        1/31/99                $14,116          $13,679                $12,017     $17,441
        2/28/99                $13,721          $13,385                $11,806     $16,900
        3/31/99                $14,201          $13,613                $11,871     $17,576
        4/30/99                $14,414          $13,818                $11,909     $18,256
        5/31/99                $14,041          $13,633                $11,804     $17,826
        6/30/99                $14,350          $13,859                $11,767     $18,814
        7/31/99                $14,158          $13,679                $11,717     $18,228
        8/31/99                $14,201          $13,653                $11,711     $18,137
        9/30/99                $14,393          $13,631                $11,847     $17,641
       10/31/99                $14,723          $13,953                $11,891     $18,757
       11/30/99                $15,138          $14,048                $11,890     $19,139
       12/31/99                $15,947          $14,283                $11,833     $20,265
      1/31/2000                $15,877          $14,015                $11,794     $19,247
      2/29/2000                $16,454          $14,037                $11,937     $18,883
      3/31/2000                $16,831          $14,615                $12,094     $20,730
      4/30/2000                $16,312          $14,443                $12,059     $20,106
      5/31/2000                $15,912          $14,342                $12,053     $19,694
      6/30/2000                $16,407          $14,652                $12,304     $20,179
      7/31/2000                $16,348          $14,663                $12,416     $19,864
      8/31/2000                $16,960          $15,105                $12,596     $21,098
      9/30/2000                $16,642          $14,901                $12,675     $19,984
     10/31/2000                $16,442          $14,945                $12,759     $19,899
     11/30/2000                $15,830          $14,710                $12,968     $18,330
     12/31/2000                $16,139          $14,911                $13,209     $18,420
      1/31/2001                $16,472          $15,244                $13,424     $19,074
      2/28/2001                $15,691          $14,866                $13,541     $17,334
      3/31/2001                $15,281          $14,601                $13,609     $16,236
      4/30/2001                $15,755          $14,942                $13,552     $17,498
      5/31/2001                $15,691          $15,034                $13,633     $17,615
      6/30/2001                $15,511          $14,949                $13,685     $17,187
      7/31/2001                $15,550          $15,115                $13,991     $17,017
      8/31/2001                $15,230          $14,911                $14,152     $15,952
      9/30/2001                $14,820          $14,620                $14,317     $14,664
     10/31/2001                $15,191          $14,909                $14,616     $14,944
     11/30/2001                $15,396          $15,160                $14,414     $16,090
     12/31/2001                $15,363          $15,143                $14,322     $16,231
      1/31/2002                $15,255          $15,148                $14,438     $15,994
      2/28/2002                $15,091          $15,145                $14,578     $15,686
      3/31/2002                $15,105          $15,175                $14,336     $16,276
      4/30/2002                $14,955          $15,056                $14,614     $15,289
      5/31/2002                $14,915          $15,101                $14,738     $15,176
      6/30/2002                $14,534          $14,826                $14,865     $14,095
      7/31/2002                $14,181          $14,555                $15,045     $12,996
      8/31/2002                $14,412          $14,744                $15,299     $13,082
      9/30/2002                $14,262          $14,361                $15,547     $11,660
     10/31/2002                $14,398          $14,742                $15,476     $12,686
     11/30/2002                $14,697          $15,030                $15,472     $13,433
     12/31/2002                $14,634          $14,934                $15,791     $12,644
      1/31/2003                $14,564          $14,812                $15,805     $12,313
      2/28/2003                $14,675          $14,869                $16,023     $12,128
      3/31/2003                $14,731          $14,910                $16,011     $12,245

------------
MULTI-MANAGED INCOME/EQUITY PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                        -2.47%           -2.61%              N/A
  5-Year                         4.00%              N/A              N/A
  Since Inception
                                 6.72%           -4.42%            0.93%
------------

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

The Blended Benchmark Index consists of 33.4% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% U.S. Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

For the twelve-month reporting period ended March 31, 2003, the Portfolio's Class 1 shares returned -2.47%, versus the -1.75% return of the blended benchmark and -24.76% return of the Standard and Poors 500 (S&P 500) Index.

Investors endured a bumpy ride in the equity markets this past annual period as a number of challenges led to sub-par performance. The volatility caused by the discovery of corporate accounting fraud, high profile bankruptcies and geopolitical instability took its toll and was reflected in a -24.76% return for the S & P 500 Index. Management chose to combat this volatility in the growth and balanced components of the portfolio by diversifying its sector holdings and re-balancing its equity to fixed-income allocation. Although portfolio performance was aided by these actions and select holdings in the Technology and Health Care sectors, several individual companies held back overall portfolio performance, including NOKIA, CITIGROUP and LABORATORY CORP. OF AMERICA.

The fixed-income sector benefited from the turmoil in the equity markets. In a low interest rate environment, there was strong demand for Treasuries despite their low yields. In anticipation of demand for higher yields, the fixed-income component of the portfolio has focused upon high yield corporate bonds. Management feels these types of holdings will continue to benefit from declining default rates and corporate de-leveraging.

The Multi-Managed Income/Equity Portfolio comprises 55% of the Balanced Growth Strategy -- one of the four Seasons Strategies.

              Past Performance is no guarantee of future results.

----------------
294

MULTI-MANAGED INCOME PORTFOLIO

INVESTMENT OBJECTIVE:                     Capital preservation

PORTFOLIO MANAGERS:                       AIG SunAmerica Asset Management Corp.
                                          Janus Capital Management LLC
                                          Wellington Management Company, LLP

Managed Components:                       Growth, Balanced, and Fixed Income

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 MULTI-MANAGED       BLENDED      LEHMAN BROTHERS U.S.  S&P 500(R)
                 INCOME CLASS 1  BENCHMARK INDEX    AGGREGATE INDEX       INDEX
        4/15/97         $10,000          $10,000               $10,000     $10,000
        4/30/97         $10,160          $10,193               $10,104     $10,624
        5/31/97         $10,340          $10,379               $10,200     $11,270
        6/30/97         $10,510          $10,561               $10,321     $11,775
        7/31/97         $10,940          $10,938               $10,600     $12,711
        8/31/97         $10,760          $10,757               $10,510     $12,000
        9/30/97         $10,980          $10,989               $10,665     $12,657
       10/31/97         $11,060          $11,055               $10,820     $12,235
       11/30/97         $11,120          $11,186               $10,870     $12,801
       12/31/97         $11,236          $11,312               $10,980     $13,020
        1/31/98         $11,422          $11,451               $11,120     $13,164
        2/28/98         $11,557          $11,588               $11,111     $14,113
        3/31/98         $11,691          $11,724               $11,149     $14,835
        4/30/98         $11,774          $11,794               $11,207     $14,984
        5/31/98         $11,826          $11,851               $11,313     $14,727
        6/30/98         $12,012          $12,016               $11,410     $15,325
        7/31/98         $12,022          $12,016               $11,434     $15,162
        8/31/98         $11,815          $11,874               $11,620     $12,973
        9/30/98         $12,260          $12,232               $11,892     $13,804
       10/31/98         $12,271          $12,352               $11,829     $14,926
       11/30/98         $12,457          $12,540               $11,896     $15,830
       12/31/98         $12,762          $12,696               $11,932     $16,741
        1/31/99         $13,064          $12,862               $12,017     $17,441
        2/28/99         $12,709          $12,612               $11,806     $16,900
        3/31/99         $12,988          $12,756               $11,871     $17,576
        4/30/99         $13,107          $12,876               $11,909     $18,256
        5/31/99         $12,849          $12,732               $11,804     $17,826
        6/30/99         $12,967          $12,822               $11,767     $18,814
        7/31/99         $12,849          $12,710               $11,717     $18,228
        8/31/99         $12,838          $12,695               $11,711     $18,137
        9/30/99         $12,967          $12,755               $11,847     $17,641
       10/31/99         $13,128          $12,934               $11,891     $18,757
       11/30/99         $13,333          $12,979               $11,890     $19,139
       12/31/99         $13,655          $13,062               $11,833     $20,265
      1/31/2000         $13,620          $12,915               $11,794     $19,247
      2/29/2000         $13,923          $13,000               $11,937     $18,883
      3/31/2000         $14,178          $13,360               $12,094     $20,730
      4/30/2000         $13,923          $13,260               $12,059     $20,106
      5/31/2000         $13,725          $13,209               $12,053     $19,694
      6/30/2000         $14,109          $13,489               $12,304     $20,179
      7/31/2000         $14,132          $13,553               $12,416     $19,864
      8/31/2000         $14,516          $13,859               $12,596     $21,098
      9/30/2000         $14,399          $13,804               $12,675     $19,984
     10/31/2000         $14,318          $13,869               $12,759     $19,899
     11/30/2000         $14,144          $13,864               $12,968     $18,330
     12/31/2000         $14,435          $14,086               $13,209     $18,420
      1/31/2001         $14,704          $14,360               $13,424     $19,074
      2/28/2001         $14,423          $14,235               $13,541     $17,334
      3/31/2001         $14,263          $14,137               $13,609     $16,236
      4/30/2001         $14,423          $14,280               $13,552     $17,498
      5/31/2001         $14,435          $14,367               $13,633     $17,615
      6/30/2001         $14,361          $14,351               $13,685     $17,187
      7/31/2001         $14,533          $14,587               $13,991     $17,017
      8/31/2001         $14,459          $14,565               $14,152     $15,952
      9/30/2001         $14,276          $14,499               $14,317     $14,664
     10/31/2001         $14,618          $14,792               $14,616     $14,944
     11/30/2001         $14,606          $14,824               $14,414     $16,090
     12/31/2001         $14,530          $14,770               $14,322     $16,231
      1/31/2002         $14,517          $14,830               $14,438     $15,994
      2/28/2002         $14,491          $14,897               $14,578     $15,686
      3/31/2002         $14,389          $14,794               $14,336     $16,276
      4/30/2002         $14,453          $14,871               $14,614     $15,289
      5/31/2002         $14,466          $14,955               $14,738     $15,176
      6/30/2002         $14,286          $14,875               $14,865     $14,095
      7/31/2002         $14,067          $14,820               $15,045     $12,996
      8/31/2002         $14,376          $15,039               $15,299     $13,082
      9/30/2002         $14,440          $14,953               $15,547     $11,660
     10/31/2002         $14,414          $15,127               $15,476     $12,686
     11/30/2002         $14,607          $15,278               $15,472     $13,433
     12/31/2002         $14,760          $15,378               $15,791     $12,644
      1/31/2003         $14,747          $15,319               $15,805     $12,313
      2/28/2003         $14,933          $15,451               $16,023     $12,128
      3/31/2003         $14,946          $15,468               $16,011     $12,245

------------
MULTI-MANAGED INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                         3.87%            3.74%              N/A
  5-Year                         5.03%              N/A              N/A
  Since Inception
                                 6.98%            1.61%            2.37%
------------

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

The Blended Benchmark Index consists of 17.35% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 80.95% Lehman Brothers U.S. Aggregate Index, and 1.70% U.S. Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The Portfolio's Class 1 shares posted a return of 3.87% for the twelve-month reporting period ended March 31, 2003. The portfolio's blended benchmark returned 4.55%, and the Standard and Poors 500 (S&P 500) Index returned -24.76% over the same period.

In a period marked by equity market volatility, fixed-income securities out-performed equity securities as investors sought more consistent returns on their investments. According to management, the fixed-income component of the portfolio performed well relative to the benchmark index primarily due to the longer effective duration of its holdings. The portfolio maintained an overweight allocation to high yield corporate bonds which benefited results as investors looked for alternatives to lower-yielding Treasury securities.

The balanced component of the portfolio looked to reduce the overall volatility of its equity holdings by diversifying broadly among economic sectors. Management focused on increasing its Technology and Health Care holdings by trying to select companies in these areas that can withstand the current volatility in the markets. On the fixed-income side, the focus will continue to be on companies issuing high quality credit securities. The growth component of the portfolio experienced adverse results from its under-weight position to the industrial sector relative to the benchmark index during the reporting period.

The Multi-Managed Income Portfolio comprises 60% of the Conservative Growth Strategy -- one of the four Seasons Strategies.

              Past Performance is no guarantee of future results.

                                                                ----------------

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:                     Capital appreciation

PORTFOLIO MANAGER:                        Putnam Investment Management, Inc.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 ASSET ALLOCATION:
                 DIVERSIFIED GROWTH      BLENDED      LEHMAN BROTHERS U.S.  S&P 500(R)  MSCI EAFE
                      CLASS 1        BENCHMARK INDEX    AGGREGATE INDEX       INDEX       INDEX
        4/15/97             $10,000          $10,000               $10,000     $10,000    $10,000
        4/30/97             $10,180          $10,180               $10,104     $10,624    $10,651
        5/31/97             $10,620          $10,703               $10,200     $11,270    $11,238
        6/30/97             $10,900          $11,135               $10,321     $11,775    $11,420
        7/31/97             $11,400          $11,762               $10,600     $12,711    $10,567
        8/31/97             $11,030          $11,171               $10,510     $12,000    $11,159
        9/30/97             $11,610          $11,697               $10,665     $12,657    $10,301
       10/31/97             $11,100          $11,317               $10,820     $12,235    $10,196
       11/30/97             $11,240          $11,618               $10,870     $12,801    $10,285
       12/31/97             $11,240          $11,782               $10,980     $13,020    $10,756
        1/31/98             $11,065          $11,998               $11,120     $13,164    $11,446
        2/28/98             $11,609          $12,668               $11,111     $14,113    $11,798
        3/31/98             $12,009          $13,144               $11,149     $14,835    $11,892
        4/30/98             $12,070          $13,258               $11,207     $14,984    $11,834
        5/31/98             $11,968          $13,134               $11,313     $14,727    $11,923
        6/30/98             $12,234          $13,496               $11,410     $15,325    $12,044
        7/31/98             $12,163          $13,443               $11,434     $15,162    $10,552
        8/31/98             $10,686          $11,989               $11,620     $12,973    $10,229
        9/30/98             $11,035          $12,432               $11,892     $13,804    $11,295
       10/31/98             $11,558          $13,284               $11,829     $14,926    $11,873
       11/30/98             $12,111          $13,919               $11,896     $15,830    $12,342
       12/31/98             $12,750          $14,518               $11,932     $16,741    $12,305
        1/31/99             $13,081          $14,894               $12,017     $17,441    $12,061
        2/28/99             $12,719          $14,493               $11,806     $16,900    $12,012
        3/31/99             $13,092          $14,978               $11,871     $17,576    $12,514
        4/30/99             $13,475          $15,457               $11,909     $18,256    $13,021
        5/31/99             $13,102          $15,052               $11,804     $17,826    $12,350
        6/30/99             $13,651          $15,660               $11,767     $18,814    $12,832
        7/31/99             $13,506          $15,447               $11,717     $18,228    $13,213
        8/31/99             $13,330          $15,411               $11,711     $18,137    $13,261
        9/30/99             $13,206          $15,224               $11,847     $17,641    $13,395
       10/31/99             $13,807          $15,928               $11,891     $18,757    $13,896
       11/30/99             $14,211          $16,233               $11,890     $19,139    $14,379
       12/31/99             $15,145          $17,082               $11,833     $20,265    $15,670
      1/31/2000             $14,580          $16,338               $11,794     $19,247    $14,674
      2/29/2000             $14,535          $16,280               $11,937     $18,883    $15,069
      3/31/2000             $15,467          $17,405               $12,094     $20,730    $15,653
      4/30/2000             $14,879          $16,898               $12,059     $20,106    $14,830
      5/31/2000             $14,635          $16,605               $12,053     $19,694    $14,467
      6/30/2000             $15,012          $17,050               $12,304     $20,179    $15,033
      7/31/2000             $14,824          $16,778               $12,416     $19,864    $14,403
      8/31/2000             $15,478          $17,481               $12,596     $21,098    $14,528
      9/30/2000             $14,990          $16,779               $12,675     $19,984    $13,821
     10/31/2000             $14,835          $16,680               $12,759     $19,899    $13,494
     11/30/2000             $14,036          $15,820               $12,968     $18,330    $12,988
     12/31/2000             $14,403          $16,038               $13,209     $18,420    $13,450
      1/31/2001             $14,474          $16,430               $13,424     $19,074    $13,443
      2/28/2001             $13,747          $15,313               $13,541     $17,334    $12,435
      3/31/2001             $12,985          $14,542               $13,609     $16,236    $11,606
      4/30/2001             $13,829          $15,410               $13,552     $17,498    $12,413
      5/31/2001             $13,841          $15,382               $13,633     $17,615    $11,975
      6/30/2001             $13,560          $15,043               $13,685     $17,187    $11,485
      7/31/2001             $13,302          $14,967               $13,991     $17,017    $11,276
      8/31/2001             $12,810          $14,364               $14,152     $15,952    $10,990
      9/30/2001             $11,895          $13,410               $14,317     $14,664     $9,877
     10/31/2001             $12,106          $13,688               $14,616     $14,944    $10,130
     11/30/2001             $12,692          $14,381               $14,414     $16,090    $10,503
     12/31/2001             $12,823          $14,456               $14,322     $16,231    $10,566
      1/31/2002             $12,536          $14,199               $14,438     $15,994    $10,004
      2/28/2002             $12,368          $14,082               $14,578     $15,686    $10,075
      3/31/2002             $12,811          $14,505               $14,336     $16,276    $10,619
      4/30/2002             $12,428          $14,053               $14,614     $15,289    $10,690
      5/31/2002             $12,428          $14,051               $14,738     $15,176    $10,825
      6/30/2002             $11,793          $13,363               $14,865     $14,095    $10,394
      7/31/2002             $10,943          $12,506               $15,045     $12,996     $9,368
      8/31/2002             $11,039          $12,592               $15,299     $13,082     $9,347
      9/30/2002             $10,021          $11,541               $15,547     $11,660     $8,343
     10/31/2002             $10,680          $12,264               $15,476     $12,686     $8,792
     11/30/2002             $11,183          $12,808               $15,472     $13,433     $9,191
     12/31/2002             $10,700          $12,323               $15,791     $12,644     $8,882
      1/31/2003             $10,409          $12,029               $15,805     $12,313     $8,511
      2/28/2003             $10,263          $11,899               $16,023     $12,128     $8,315
      3/31/2003             $10,251          $11,919               $16,011     $12,245     $8,152

------------
ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                       -19.98%          -20.11%              N/A
  5-Year                        -3.12%              N/A              N/A
  Since Inception
                                 0.42%          -13.19%           -5.02%
------------

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

The Blended Benchmark Index consists of 60% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 20% Lehman Brothers U.S. Aggregate Index, and 20% Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market. The MSCI EAFE Index represents the foreign stocks of 19 countries in Europe, Australia and the Far East.

PERFORMANCE REVIEW

The Asset Allocation: Diversified Growth Portfolio Class 1 shares returned -19.98% for the twelve-month period ended March 31, 2003, compared to its blended benchmark index return of -17.83% and -24.76% return for the Standard & Poors 500 (S&P 500) Index.

The portfolio's global equity positions were most responsible for underperformance in relation to the blended benchmark index. Management highlighted the portfolio's underweight positions in Japan and Australia, and an overweight position to France as negative factors versus the benchmark positions. Stock selection within the Financial and Consumer Discretionary sectors also detracted from portfolio performance for the reporting period.

In the U.S., the portfolio's asset allocation strategy also had a negative impact on portfolio performance, mainly due to an overweight position in U.S. equities and an underweight to U.S. fixed income.

On the positive side, the portfolio's position in U.S. large-cap growth stocks made a significant positive contribution to performance relative to the benchmark. Stock selection in the Health Care and Utilities sectors were helpful to performance, while avoiding a large position in the Technology sector proved to be beneficial to overall results as well.

              Past Performance is no guarantee of future results.

----------------
296

STOCK PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term capital appreciation, with a secondary objective of increasing dividend income.

PORTFOLIO MANAGER:                        T. Rowe Price Associates, Inc.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 STOCK CLASS 1  S&P 500(R) INDEX
        4/15/97        $10,000           $10,000
        4/30/97        $10,440           $10,624
        5/31/97        $11,160           $11,270
        6/30/97        $11,700           $11,775
        7/31/97        $12,510           $12,711
        8/31/97        $11,870           $12,000
        9/30/97        $12,540           $12,657
       10/31/97        $12,170           $12,235
       11/30/97        $12,620           $12,801
       12/31/97        $12,893           $13,020
        1/31/98        $13,126           $13,164
        2/28/98        $14,190           $14,113
        3/31/98        $14,859           $14,835
        4/30/98        $14,950           $14,984
        5/31/98        $14,565           $14,727
        6/30/98        $15,052           $15,325
        7/31/98        $14,920           $15,162
        8/31/98        $12,599           $12,973
        9/30/98        $13,359           $13,804
       10/31/98        $14,434           $14,926
       11/30/98        $15,315           $15,830
       12/31/98        $16,404           $16,741
        1/31/99        $16,643           $17,441
        2/28/99        $16,218           $16,900
        3/31/99        $16,798           $17,576
        4/30/99        $17,347           $18,256
        5/31/99        $16,850           $17,826
        6/30/99        $17,772           $18,814
        7/31/99        $17,223           $18,228
        8/31/99        $17,047           $18,137
        9/30/99        $16,726           $17,641
       10/31/99        $17,741           $18,757
       11/30/99        $18,415           $19,139
       12/31/99        $19,933           $20,265
      1/31/2000        $19,251           $19,247
      2/29/2000        $19,977           $18,883
      3/31/2000        $21,561           $20,730
      4/30/2000        $20,857           $20,106
      5/31/2000        $20,142           $19,694
      6/30/2000        $21,429           $20,179
      7/31/2000        $21,110           $19,864
      8/31/2000        $22,771           $21,098
      9/30/2000        $21,605           $19,984
     10/31/2000        $21,363           $19,899
     11/30/2000        $19,262           $18,330
     12/31/2000        $19,821           $18,420
      1/31/2001        $20,445           $19,074
      2/28/2001        $18,455           $17,334
      3/31/2001        $16,900           $16,236
      4/30/2001        $18,631           $17,498
      5/31/2001        $18,855           $17,615
      6/30/2001        $18,372           $17,187
      7/31/2001        $18,066           $17,017
      8/31/2001        $16,877           $15,952
      9/30/2001        $15,605           $14,664
     10/31/2001        $16,193           $14,944
     11/30/2001        $17,501           $16,090
     12/31/2001        $17,857           $16,231
      1/31/2002        $17,256           $15,994
      2/28/2002        $16,875           $15,686
      3/31/2002        $17,636           $16,276
      4/30/2002        $16,605           $15,289
      5/31/2002        $16,359           $15,176
      6/30/2002        $14,934           $14,095
      7/31/2002        $13,829           $12,996
      8/31/2002        $14,136           $13,082
      9/30/2002        $12,699           $11,660
     10/31/2002        $13,866           $12,686
     11/30/2002        $14,566           $13,433
     12/31/2002        $13,731           $12,644
      1/31/2003        $13,510           $12,313
      2/28/2003        $13,325           $12,128
      3/31/2003        $13,522           $12,245

------------
STOCK PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                       -23.33%          -23.45%              N/A
  5-Year                        -1.87%              N/A              N/A
  Since Inception
                                 5.19%          -15.62%           -3.26%
------------

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

PERFORMANCE REVIEW

The Stock Portfolio's Class 1 shares returned -23.33% for the twelve-month period ended March 31, 2003, outperforming the Standard & Poor's 500 (S&P 500) Index which returned -24.76% for the period.

Strong stock selection in the Health Care and Technology sectors provided the greatest benefit to results in relation to the benchmark. Within the Health Care sector, strength from health care service providers off-set weakness in pharmaceuticals and equipment providers. The portfolio's biotechnology holdings also provided positive results as the group rallied on new product innovations. Strong stock selection in the semi- conductor group within the Technology sector aided portfolio performance and helped the portfolio outpace the benchmark index. According to management, detractors to portfolio results included holdings in the Food and Financial sectors. Within the Financial sector, the portfolio's bank holdings were the poorest performers for the period.

Currently management believes that the valuations of the portfolio's holdings are very attractive relative to their earnings growth prospects; and as investor uncertainties subside, they believe that growth stock investing will regain its luster.

              Past Performance is no guarantee of future results.

                                                                ----------------

LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital

PORTFOLIO MANAGERS:                       Janus Capital Management LLC
                                          Goldman Sachs Asset Management, L.P.
                                          AIG Global Investment Corp.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   LARGE CAP     S&P 500/BARRA
                 GROWTH CLASS 1  GROWTH INDEX
         2/8/99         $10,000       $10,000
        2/28/99         $10,080       $10,017
        3/31/99         $10,770       $10,502
        4/30/99         $11,070       $10,481
        5/31/99         $10,620       $10,176
        6/30/99         $11,380       $10,903
        7/31/99         $10,950       $10,559
        8/31/99         $11,040       $10,705
        9/30/99         $11,140       $10,524
       10/31/99         $11,940       $11,251
       11/30/99         $12,630       $11,736
       12/31/99         $14,204       $12,602
      1/31/2000         $13,733       $11,763
      2/29/2000         $14,459       $12,010
      3/31/2000         $15,288       $13,120
      4/30/2000         $14,327       $12,471
      5/31/2000         $13,529       $11,962
      6/30/2000         $14,204       $12,927
      7/31/2000         $13,764       $12,351
      8/31/2000         $14,613       $13,067
      9/30/2000         $13,662       $11,791
     10/31/2000         $13,304       $11,484
     11/30/2000         $11,770       $10,264
     12/31/2000         $11,578        $9,820
      1/31/2001         $12,032       $10,100
      2/28/2001         $10,420        $8,913
      3/31/2001          $9,512        $8,111
      4/30/2001         $10,523        $8,835
      5/31/2001         $10,443        $8,856
      6/30/2001         $10,159        $8,736
      7/31/2001          $9,887        $8,713
      8/31/2001          $9,126        $8,128
      9/30/2001          $8,400        $7,581
     10/31/2001          $8,582        $7,862
     11/30/2001          $9,229        $8,558
     12/31/2001          $9,308        $8,570
      1/31/2002          $9,126        $8,557
      2/28/2002          $8,774        $8,305
      3/31/2002          $9,058        $8,502
      4/30/2002          $8,377        $7,894
      5/31/2002          $8,252        $7,741
      6/30/2002          $7,560        $7,120
      7/31/2002          $7,083        $6,778
      8/31/2002          $7,117        $6,821
      9/30/2002          $6,470        $6,115
     10/31/2002          $7,026        $6,680
     11/30/2002          $7,401        $7,004
     12/31/2002          $6,902        $6,549
      1/31/2003          $6,743        $6,385
      2/28/2003          $6,663        $6,366
      3/31/2003          $6,799        $6,495

------------
LARGE CAP GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                       -24.94%          -25.09%              N/A
  5-Year                           N/A              N/A              N/A
  Since Inception
                                -8.90%          -23.16%           -4.94%
------------

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios: conversely, the growth index has firms with lower book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

PERFORMANCE REVIEW

The Large Cap Growth Portfolio Class 1 shares posted a return of -24.94% for the twelve-month reporting period ended March 31, 2003, compared to the S&P 500/BARRA Growth Index return of -23.61% for the same period.

The largest detractors from portfolio performance were holdings in the Technology sector. Companies such as INTEL, NOKIA, FLEXTRONICS, and CELESTICA performed poorly during the annual period and dragged down overall performance. Financial sector holdings (CITIGROUP and CHARLES SCHWAB CORP.) also held back performance as the industry battled declining credit conditions and regulatory penalties.

On the positive side, the Consumer Staples sector had a number of strong performers, including WM WRIGLEY, JR. CO., 3M CO., and AVON PRODUCTS INC. Management also highlighted YAHOO!, ECHOSTAR COMMUNICATIONS and AMAZON.COM as examples of portfolio holdings that helped overall performance.

              Past Performance is no guarantee of future results.

----------------
298

LARGE CAP COMPOSITE PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital and growth of dividend income

PORTFOLIO MANAGERS:                       T. Rowe Price Associates, Inc.
                                          AIG SunAmerica Asset Management Corp.
                                          AIG Global Investment Corp.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     LARGE CAP      S&P 500(R)
                 COMPOSITE CLASS 1    INDEX
         2/8/99            $10,000     $10,000
        2/28/99            $10,020      $9,964
        3/31/99            $10,440     $10,363
        4/30/99            $10,790     $10,764
        5/31/99            $10,470     $10,511
        6/30/99            $11,100     $11,093
        7/31/99            $10,790     $10,748
        8/31/99            $10,720     $10,694
        9/30/99            $10,500     $10,401
       10/31/99            $11,120     $11,059
       11/30/99            $11,480     $11,285
       12/31/99            $12,411     $11,949
      1/31/2000            $11,880     $11,349
      2/29/2000            $12,151     $11,134
      3/31/2000            $13,094     $12,223
      4/30/2000            $12,522     $11,855
      5/31/2000            $12,070     $11,612
      6/30/2000            $12,712     $11,898
      7/31/2000            $12,532     $11,712
      8/31/2000            $13,615     $12,440
      9/30/2000            $12,893     $11,783
     10/31/2000            $12,532     $11,733
     11/30/2000            $11,338     $10,808
     12/31/2000            $11,559     $10,861
      1/31/2001            $11,837     $11,246
      2/28/2001            $10,714     $10,221
      3/31/2001             $9,944      $9,573
      4/30/2001            $10,768     $10,317
      5/31/2001            $10,832     $10,386
      6/30/2001            $10,511     $10,134
      7/31/2001            $10,340     $10,034
      8/31/2001             $9,656      $9,406
      9/30/2001             $8,854      $8,646
     10/31/2001             $9,057      $8,811
     11/30/2001             $9,816      $9,487
     12/31/2001             $9,931      $9,570
      1/31/2002             $9,632      $9,431
      2/28/2002             $9,450      $9,249
      3/31/2002             $9,835      $9,597
      4/30/2002             $9,289      $9,015
      5/31/2002             $9,182      $8,948
      6/30/2002             $8,487      $8,311
      7/31/2002             $7,823      $7,663
      8/31/2002             $7,930      $7,713
      9/30/2002             $7,117      $6,875
     10/31/2002             $7,684      $7,480
     11/30/2002             $8,080      $7,921
     12/31/2002             $7,603      $7,455
      1/31/2003             $7,399      $7,260
      2/28/2003             $7,303      $7,151
      3/31/2003             $7,378      $7,220

------------
LARGE CAP COMPOSITE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                       -24.99%          -25.13%              N/A
  5-Year                           N/A              N/A              N/A
  Since Inception
                                -7.08%          -18.83%           -4.81%
------------

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

PERFORMANCE REVIEW

For the twelve-month reporting period ended March 31, 2003, the Large Cap Composite Portfolio Class 1 shares returned -24.99%, compared to the Standard & Poors 500 (S&P 500) Index return of -24.76%.

The portfolio's holdings in the Financial sector hurt performance for the period. It has been a tough environment for most of the financial industry, especially banks, as they have suffered from shrinking revenues due to lower equity valuations. Management also noted that under-weighting the Consumer Staples sector in relation to the benchmark index detracted from overall performance.

Good stock selection in the Health Care and Technology sectors benefited portfolio performance during the reporting period. Strong performance from the portfolio's biotechnology holdings, in particular, helped to offset weakness from the pharmaceutical stocks the portfolio held throughout the period. In relation to the benchmark index, the portfolio's underweight position in the Telecommunications sector also benefited performance.

              Past Performance is no guarantee of future results.

                                                                ----------------

LARGE CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital

PORTFOLIO MANAGERS:                       AIG Global Investment Corp.
                                          T. Rowe Price Associates, Inc.
                                          Wellington Management Company, LLP

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   LARGE CAP    S&P 500/BARRA
                 VALUE CLASS 1   VALUE INDEX
         2/8/99        $10,000        $10,000
        2/28/99         $9,890         $9,905
        3/31/99        $10,210        $10,205
        4/30/99        $11,200        $11,086
        5/31/99        $11,110        $10,887
        6/30/99        $11,460        $11,304
        7/31/99        $11,140        $10,957
        8/31/99        $10,830        $10,679
        9/30/99        $10,360        $10,262
       10/31/99        $10,820        $10,842
       11/30/99        $10,760        $10,779
       12/31/99        $10,905        $11,183
      1/31/2000        $10,418        $10,828
      2/29/2000         $9,673        $10,151
      3/31/2000        $10,781        $11,209
      4/30/2000        $10,833        $11,134
      5/31/2000        $11,226        $11,168
      6/30/2000        $10,729        $10,727
      7/31/2000        $10,936        $10,942
      8/31/2000        $11,620        $11,675
      9/30/2000        $11,609        $11,673
     10/31/2000        $12,013        $11,890
     11/30/2000        $11,661        $11,282
     12/31/2000        $12,329        $11,862
      1/31/2001        $12,732        $12,362
      2/28/2001        $12,284        $11,544
      3/31/2001        $11,981        $11,088
      4/30/2001        $12,587        $11,840
      5/31/2001        $12,889        $11,964
      6/30/2001        $12,643        $11,576
      7/31/2001        $12,587        $11,376
      8/31/2001        $12,105        $10,719
      9/30/2001        $11,152         $9,702
     10/31/2001        $11,174         $9,702
     11/30/2001        $11,937        $10,318
     12/31/2001        $12,180        $10,476
      1/31/2002        $11,983        $10,189
      2/28/2002        $11,902        $10,097
      3/31/2002        $12,272        $10,614
      4/30/2002        $11,693        $10,082
      5/31/2002        $11,774        $10,123
      6/30/2002        $10,941         $9,484
      7/31/2002         $9,934         $8,459
      8/31/2002         $9,934         $8,517
      9/30/2002         $8,811         $7,544
     10/31/2002         $9,482         $8,171
     11/30/2002        $10,142         $8,745
     12/31/2002         $9,612         $8,291
      1/31/2003         $9,320         $8,064
      2/28/2003         $9,087         $7,844
      3/31/2003         $9,098         $7,834

------------
LARGE CAP VALUE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                       -25.86%          -26.09%              N/A
  5-Year                           N/A              N/A              N/A
  Since Inception
                                -2.26%           -8.45%           -5.27%
------------

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with high book-to-price ratios: conversely, the growth index has firms with lower book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

PERFORMANCE REVIEW

The Large Cap Value Portfolio Class 1 shares returned -25.86% versus the -26.19% return of the S&P 500/BARRA Value Index for the twelve-month reporting period ended March 31, 2003.

Portfolio holdings within the Industrial, Consumer Staples, and Utilities sectors contributed positively to performance during the reporting period. The portfolio managers specifically highlighted the strong performance of COMCAST during the first quarter of 2003. Management also reduced its exposure to the Materials and Technology sectors and noted that this helped performance overall.

On the negative side, individual holdings ADELPHIA COMMUNICATIONS and ALCOA held back portfolio performance. ADELPHIA'S share price collapsed following the discovery of large-scale corporate fraud. ALCOA suffered an earnings shortfall that led many investors to sell the stock during the reporting period. Portfolio exposure to pharmaceutical stocks also detracted from performance. This industry continues to suffer from new product development concerns, regulatory issues, and accounting irregularities.

              Past Performance is no guarantee of future results.

----------------
300

MID CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital

PORTFOLIO MANAGERS:                       Wellington Management Company, LLP
                                          T. Rowe Price Associates, Inc.
                                          AIG Global Investment Corp.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    MID CAP      RUSSELL MIDCAP(R)
                 GROWTH CLASS 1    GROWTH INDEX
         2/8/99         $10,000            $10,000
        2/28/99          $9,790             $9,862
        3/31/99         $10,460            $10,411
        4/30/99         $10,840            $10,886
        5/31/99         $10,850            $10,746
        6/30/99         $11,610            $11,496
        7/31/99         $11,440            $11,130
        8/31/99         $11,260            $11,014
        9/30/99         $11,310            $10,920
       10/31/99         $12,120            $11,765
       11/30/99         $13,250            $12,983
       12/31/99         $15,498            $15,231
      1/31/2000         $15,272            $15,228
      2/29/2000         $18,460            $18,430
      3/31/2000         $18,399            $18,449
      4/30/2000         $16,841            $16,658
      5/31/2000         $15,652            $15,444
      6/30/2000         $17,199            $17,082
      7/31/2000         $16,779            $16,001
      8/31/2000         $18,716            $18,414
      9/30/2000         $17,712            $17,513
     10/31/2000         $16,933            $16,315
     11/30/2000         $14,206            $12,769
     12/31/2000         $15,106            $13,442
      1/31/2001         $15,869            $14,210
      2/28/2001         $13,785            $11,752
      3/31/2001         $12,090            $10,070
      4/30/2001         $13,889            $11,748
      5/31/2001         $13,915            $11,693
      6/30/2001         $14,018            $11,699
      7/31/2001         $13,280            $10,910
      8/31/2001         $12,426            $10,120
      9/30/2001         $10,601             $8,447
     10/31/2001         $11,326             $9,335
     11/30/2001         $12,556            $10,340
     12/31/2001         $13,022            $10,733
      1/31/2002         $12,672            $10,385
      2/28/2002         $12,258             $9,796
      3/31/2002         $13,034            $10,544
      4/30/2002         $12,556             $9,985
      5/31/2002         $12,297             $9,687
      6/30/2002         $11,171             $8,618
      7/31/2002         $10,148             $7,781
      8/31/2002         $10,006             $7,754
      9/30/2002          $9,281             $7,138
     10/31/2002          $9,967             $7,691
     11/30/2002         $10,653             $8,293
     12/31/2002          $9,967             $7,792
      1/31/2003          $9,850             $7,715
      2/28/2003          $9,708             $7,648
      3/31/2003          $9,941             $7,791

------------
MID CAP GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                       -23.73%          -23.88%              N/A
  5-Year                           N/A              N/A              N/A
  Since Inception
                                -0.14%          -17.93%           -1.42%
------------

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

Russell Midcap-TM- Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000-Registered Trademark- Growth index.

PERFORMANCE REVIEW

The Mid Cap Growth Portfolio Class 1 shares returned -23.73% for the twelve-month reporting period ended March 31, 2003, compared to the -26.11% return of the benchmark Russell Midcap Growth Index.

In relation to the benchmark index, under-weighting the Technology sector proved to be beneficial to overall portfolio performance. The portfolio avoided the sector's largest decliners during the period. Other positive contributors to performance included health care holdings, such as FOREST LABS, AMGEN, GILEAD SCIENCES and AMYLIN PHARMACEUTICALS. On the other hand, a few of the portfolio's health care holdings detracted from overall performance. Examples of these negative contributors were positions in LABORATORY CORP OF AMERICA HOLDINGS and BECKMAN COULTER.

Overall, the equity markets decline has made picking stocks difficult. Once the economy reacts positively to a resolution to military action in Iraq and declining oil prices, management sees more investment opportunities becoming available in the mid-cap sector.

              Past Performance is no guarantee of future results.

                                                                ----------------

MID CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital

PORTFOLIO MANAGERS:                       Lord, Abbett & Co.
                                          Goldman Sachs Asset Management, L.P.
                                          AIG Global Investment Corp.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 MID CAP VALUE CLASS 1  RUSSELL MIDCAP(R)
                                              Value Index
         2/8/99                $10,000            $10,000
        2/28/99                 $9,810             $9,848
        3/31/99                 $9,980             $9,989
        4/30/99                $10,920            $10,935
        5/31/99                $11,270            $10,981
        6/30/99                $11,550            $11,106
        7/31/99                $11,230            $10,828
        8/31/99                $10,800            $10,454
        9/30/99                $10,210             $9,925
       10/31/99                $10,250            $10,217
       11/30/99                $10,260            $10,030
       12/31/99                $10,465            $10,299
      1/31/2000                $10,028             $9,683
      2/29/2000                 $9,642             $9,278
      3/31/2000                $10,955            $10,402
      4/30/2000                $11,173            $10,444
      5/31/2000                $11,538            $10,624
      6/30/2000                $11,236            $10,228
      7/31/2000                $11,517            $10,467
      8/31/2000                $12,246            $11,108
      9/30/2000                $12,589            $11,215
     10/31/2000                $12,808            $11,428
     11/30/2000                $12,777            $11,279
     12/31/2000                $14,074            $12,274
      1/31/2001                $14,040            $12,229
      2/28/2001                $14,153            $12,178
      3/31/2001                $13,734            $11,840
      4/30/2001                $14,458            $12,491
      5/31/2001                $14,831            $12,846
      6/30/2001                $14,729            $12,675
      7/31/2001                $14,763            $12,624
      8/31/2001                $14,537            $12,393
      9/30/2001                $13,361            $11,211
     10/31/2001                $13,678            $11,271
     11/30/2001                $14,503            $12,059
     12/31/2001                $15,088            $12,559
      1/31/2002                $14,967            $12,686
      2/28/2002                $15,256            $12,892
      3/31/2002                $16,122            $13,551
      4/30/2002                $16,158            $13,542
      5/31/2002                $16,182            $13,522
      6/30/2002                $15,460            $12,918
      7/31/2002                $14,030            $11,654
      8/31/2002                $14,210            $11,789
      9/30/2002                $13,032            $10,599
     10/31/2002                $13,356            $10,936
     11/30/2002                $14,162            $11,624
     12/31/2002                $13,767            $11,348
      1/31/2003                $13,291            $11,034
      2/28/2003                $12,949            $10,851
      3/31/2003                $12,961            $10,888

------------
MID CAP VALUE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                       -19.61%          -19.73%              N/A
  5-Year                           N/A              N/A              N/A
  Since Inception
                                 6.47%            2.18%           -2.84%
------------

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

Russell Midcap-TM- Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000-Registered Trademark- Value index.

PERFORMANCE REVIEW

The Mid Cap Value Portfolio Class 1 shares returned -19.61% during the twelve-month reporting period ended March 31, 2003. The benchmark Russell Midcap Value Index returned -19.66% over the same period.

Detractors from overall performance included holdings in the Consumer Cyclical, Industrial and Utilities sectors. Management noted that companies such as STANLEY WORKS, JONES APPAREL GROUP INC., and CMS ENERGY CORPORATION were weak performers during the reporting period. Positive results came from the portfolio's Financial (COUNTRYWIDE FINANCIAL CORP. and RENAISSANCERE HOLDING) and Energy (PIONEER NATURAL RESOURCES and APACHE CORP.) sector holdings.

Although the economy remains volatile, management believes that the roots of a recovery have been planted. In their opinion, there will be significant investment opportunities in the mid-cap sector in the next twelve to twenty-four month time period.

              Past Performance is no guarantee of future results.

----------------
302

SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital

PORTFOLIO MANAGERS:                       AIG SunAmerica Asset Management Corp.
                                          Lord, Abbett & Co.
                                          AIG Global Investment Corp.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 SMALL CAP CLASS 1  RUSSELL 2000(R) INDEX
         2/8/99            $10,000                $10,000
        2/28/99             $9,510                 $9,541
        3/31/99             $9,910                 $9,690
        4/30/99            $10,530                $10,558
        5/31/99            $10,510                $10,712
        6/30/99            $11,120                $11,196
        7/31/99            $10,830                $10,889
        8/31/99            $10,540                $10,486
        9/30/99            $10,550                $10,489
       10/31/99            $10,750                $10,531
       11/30/99            $11,780                $11,160
       12/31/99            $13,677                $12,423
      1/31/2000            $13,222                $12,224
      2/29/2000            $15,570                $14,242
      3/31/2000            $14,567                $13,303
      4/30/2000            $13,191                $12,503
      5/31/2000            $12,322                $11,774
      6/30/2000            $14,091                $12,800
      7/31/2000            $13,170                $12,389
      8/31/2000            $14,525                $13,334
      9/30/2000            $13,977                $12,942
     10/31/2000            $12,922                $12,364
     11/30/2000            $11,256                $11,095
     12/31/2000            $12,004                $12,048
      1/31/2001            $12,295                $12,675
      2/28/2001            $10,953                $11,843
      3/31/2001            $10,168                $11,264
      4/30/2001            $11,054                $12,145
      5/31/2001            $11,269                $12,444
      6/30/2001            $11,421                $12,873
      7/31/2001            $10,801                $12,177
      8/31/2001            $10,294                $11,783
      9/30/2001             $8,800                $10,197
     10/31/2001             $9,345                $10,794
     11/30/2001            $10,016                $11,630
     12/31/2001            $10,535                $12,347
      1/31/2002            $10,307                $12,219
      2/28/2002             $9,940                $11,884
      3/31/2002            $10,586                $12,839
      4/30/2002            $10,472                $12,956
      5/31/2002            $10,104                $12,381
      6/30/2002             $9,509                $11,767
      7/31/2002             $8,142                 $9,990
      8/31/2002             $8,129                 $9,964
      9/30/2002             $7,597                 $9,249
     10/31/2002             $7,787                 $9,545
     11/30/2002             $8,344                $10,397
     12/31/2002             $7,901                 $9,818
      1/31/2003             $7,686                 $9,546
      2/28/2003             $7,496                 $9,258
      3/31/2003             $7,610                 $9,377

------------
SMALL CAP PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                       -28.11%          -28.18%              N/A
  5-Year                           N/A              N/A              N/A
  Since Inception
                                -6.38%          -19.24%           -3.23%
------------

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

Russell 2000-Registered Trademark- Index measures the performance of the 2,000 smallest companies in the Russell 3000-Registered Trademark- Index, and generally represents less than 20% of the total market capitalization of the Russell 3000-Registered Trademark- Index. The Russell 3000-Registered Trademark-Index is comprised of the 3000 largest U.S. companies as determined by market capitalization.

PERFORMANCE REVIEW

The Small Cap Portfolio Class 1 shares returned -28.11% versus the -26.97% return of the Russell 2000 Index for the twelve-month period ended March 31, 2003.

The annual reporting period was a difficult one for the equity markets, and small-cap stocks in particular. Among the major causes for the extreme volatility was the war in Iraq and rising oil prices. In this environment, the portfolio pared down its exposure to cyclically-oriented positions amid the escalating oil costs and consumer spending slow-down. Management also jettisoned advertising-sensitive, Media sector holdings in favor of less cyclically sensitive stocks, such as casual dining concerns. To reduce volatility, the portfolio also under-weighted its position to the Technology sector in relation to the benchmark, and therefore did not participate fully in this sector's rally in the fourth quarter of 2002.

Going forward, management believes that selective holdings in the Technology sector may be the key to strong performance in the next reporting period. They also intend to make diversification a theme for investing the portfolio's assets as the economy searches for solid ground in the coming months.

              Past Performance is no guarantee of future results.

                                                                ----------------

INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital

PORTFOLIO MANAGERS:                       Lord, Abbett & Co.
                                          Goldman Sachs Asset Management International
                                          AIG Global Investment Corp.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 INTERNATIONAL EQUITY CLASS 1  MSCI EAFE INDEX
         2/8/99                       $10,000          $10,000
        2/28/99                        $9,930           $9,959
        3/31/99                       $10,340          $10,375
        4/30/99                       $10,900          $10,795
        5/31/99                       $10,300          $10,239
        6/30/99                       $10,690          $10,639
        7/31/99                       $10,990          $10,955
        8/31/99                       $11,010          $10,995
        9/30/99                       $10,900          $11,106
       10/31/99                       $11,200          $11,521
       11/30/99                       $11,870          $11,922
       12/31/99                       $12,924          $12,992
      1/31/2000                       $12,677          $12,166
      2/29/2000                       $13,593          $12,494
      3/31/2000                       $13,583          $12,978
      4/30/2000                       $12,441          $12,295
      5/31/2000                       $12,070          $11,995
      6/30/2000                       $12,492          $12,464
      7/31/2000                       $12,235          $11,941
      8/31/2000                       $12,420          $12,045
      9/30/2000                       $11,710          $11,459
     10/31/2000                       $11,298          $11,188
     11/30/2000                       $10,331          $10,768
     12/31/2000                       $10,621          $11,151
      1/31/2001                       $10,804          $11,145
      2/28/2001                        $9,791          $10,310
      3/31/2001                        $8,951           $9,623
      4/30/2001                        $9,738          $10,291
      5/31/2001                        $9,436           $9,928
      6/30/2001                        $8,962           $9,522
      7/31/2001                        $8,693           $9,349
      8/31/2001                        $8,359           $9,112
      9/30/2001                        $7,594           $8,189
     10/31/2001                        $7,799           $8,399
     11/30/2001                        $8,046           $8,708
     12/31/2001                        $8,035           $8,760
      1/31/2002                        $7,558           $8,295
      2/28/2002                        $7,579           $8,353
      3/31/2002                        $7,981           $8,805
      4/30/2002                        $7,991           $8,863
      5/31/2002                        $8,002           $8,975
      6/30/2002                        $7,623           $8,618
      7/31/2002                        $6,809           $7,767
      8/31/2002                        $6,690           $7,750
      9/30/2002                        $5,909           $6,917
     10/31/2002                        $6,105           $7,289
     11/30/2002                        $6,322           $7,620
     12/31/2002                        $6,121           $7,364
      1/31/2003                        $5,871           $7,056
      2/28/2003                        $5,718           $6,894
      3/31/2003                        $5,577           $6,759

------------
INTERNATIONAL EQUITY PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                       -30.12%          -30.17%              N/A
  5-Year                           N/A              N/A              N/A
  Since Inception
                               -13.16%          -24.47%           -9.79%
------------

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index that includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The Index is weighted by market capitalization and therefore has a heavy representation in countries with large stock markets, such as Japan.

PERFORMANCE REVIEW

The International Equity Portfolio Class 1 shares returned -30.12% for the twelve-month period ended March 31, 2003, compared to the -23.23% return of the MSCI EAFE Index.

Poor stock selection, particularly in the United Kingdom, led to underperformance of the benchmark index. Portfolio holdings in the Retail and Technology sectors within this country faltered as the United Kingdom economy began to slow as the reporting period progressed. An underweight position in Japan relative to the benchmark also hurt overall performance. Japan was one of the best performing regions in the world during the reporting period. Positive contributors to performance came from holdings in Australia and Spain, two of the better performing countries in the benchmark index.

Going forward, the portfolio managers hope to take advantage of investment opportunities due to price fluctuations in the market as a result of economic uncertainty globally.

              Past Performance is no guarantee of future results.

----------------
304

DIVERSIFIED FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE:                     Relatively high current income and secondarily capital appreciation

PORTFOLIO MANAGERS:                       AIG SunAmerica Asset Management Corp.
                                          Wellington Management Company, LLP
                                          AIG Global Investment Corp.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                   LEHMAN BROTHERS GOVERNMENT/    LEHMAN BROTHERS
                 DIVERSIFIED FIXED INCOME CLASS 1     CORPORATE BOND INDEX      U.S. AGGREGATE INDEX
         2/8/99                           $10,000                      $10,000               $10,000
        2/28/99                            $9,880                       $9,896                $9,921
        3/31/99                            $9,940                       $9,945                $9,976
        4/30/99                            $9,980                       $9,970               $10,008
        5/31/99                            $9,850                       $9,867                $9,920
        6/30/99                            $9,820                       $9,837                $9,888
        7/31/99                            $9,790                       $9,809                $9,846
        8/31/99                            $9,770                       $9,801                $9,841
        9/30/99                            $9,850                       $9,889                $9,956
       10/31/99                            $9,860                       $9,915                $9,992
       11/30/99                            $9,910                       $9,909                $9,991
       12/31/99                            $9,863                       $9,849                $9,943
      1/31/2000                            $9,842                       $9,846                $9,911
      2/29/2000                            $9,957                       $9,969               $10,031
      3/31/2000                           $10,061                      $10,112               $10,163
      4/30/2000                           $10,030                      $10,063               $10,134
      5/31/2000                            $9,988                      $10,054               $10,128
      6/30/2000                           $10,187                      $10,259               $10,339
      7/31/2000                           $10,260                      $10,368               $10,433
      8/31/2000                           $10,406                      $10,514               $10,584
      9/30/2000                           $10,417                      $10,554               $10,651
     10/31/2000                           $10,427                      $10,620               $10,721
     11/30/2000                           $10,479                      $10,802               $10,897
     12/31/2000                           $10,677                      $11,015               $11,100
      1/31/2001                           $10,877                      $11,200               $11,281
      2/28/2001                           $10,976                      $11,315               $11,379
      3/31/2001                           $10,932                      $11,367               $11,436
      4/30/2001                           $10,799                      $11,282               $11,388
      5/31/2001                           $10,844                      $11,347               $11,456
      6/30/2001                           $10,855                      $11,402               $11,500
      7/31/2001                           $11,065                      $11,686               $11,757
      8/31/2001                           $11,165                      $11,835               $11,893
      9/30/2001                           $11,220                      $11,944               $12,031
     10/31/2001                           $11,431                      $12,248               $12,282
     11/30/2001                           $11,276                      $12,047               $12,112
     12/31/2001                           $11,177                      $11,952               $12,035
      1/31/2002                           $11,245                      $12,039               $12,132
      2/28/2002                           $11,348                      $12,141               $12,250
      3/31/2002                           $11,131                      $11,895               $12,047
      4/30/2002                           $11,325                      $12,125               $12,280
      5/31/2002                           $11,393                      $12,237               $12,385
      6/30/2002                           $11,485                      $12,341               $12,492
      7/31/2002                           $11,587                      $12,490               $12,643
      8/31/2002                           $11,792                      $12,770               $12,856
      9/30/2002                           $11,998                      $13,044               $13,064
     10/31/2002                           $11,907                      $12,920               $13,005
     11/30/2002                           $11,895                      $12,927               $13,001
     12/31/2002                           $12,145                      $13,270               $13,270
      1/31/2003                           $12,122                      $13,270               $13,281
      2/28/2003                           $12,283                      $13,506               $13,465
      3/31/2003                           $12,260                      $13,488               $13,455

------------
DIVERSIFIED FIXED INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                        10.14%           10.00%              N/A
  5-Year                           N/A              N/A              N/A
  Since Inception
                                 5.04%            6.65%            2.15%
------------

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

The Lehman Brothers Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds, each with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher by a nationally recognized statistical rating organization. The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. fixed income market.

PERFORMANCE REVIEW

For the twelve- month period ended March 31, 2003, the Diversified Fixed Income Portfolio Class 1 shares returned 10.14%, versus the 13.40% return of the Lehman Brothers Government/Corporate Bond Index.

In response to the volatile equity markets, investors sought stability and relative safety in the fixed-income markets. This sentiment led to the bond market outperforming the equity market for the third consecutive year. According to management, the portfolio's longer duration positioning of its holdings relative to the benchmark led to the year's solid returns. During the period, they sought to maintain an overweight allocation to high-yield corporate bonds. This sector of the bond market benefited from investor demand for higher yielding assets, and declining default rates among their issuers.

Looking ahead, management has shifted to a strategy of avoiding high coupons, and instead investing in lower coupons. They acknowledge that the yield may be lower with this strategy, but they argue the risk of prepayment is significantly lower. Management also expects interest rates to remain low and the demand for mortgage-backed securities (especially GNMA's) to remain strong as investors continue to seek a "safe haven" in an uncertain investment environment.

              Past Performance is no guarantee of future results.

                                                                ----------------

FOCUS GROWTH PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital

PORTFOLIO MANAGERS:                       Marsico Capital Management, LLC
                                          Fred Alger Management, Inc.
                                          Salomon Brothers Asset Management, Inc.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  FOCUS
                  Growth  S&P 500(R)     Russell 1000
                 Class 1       Index  Growth(R) Index
       7/5/2000  $10,000     $10,000          $10,000
      7/31/2000   $9,900      $9,898           $9,825
      8/31/2000  $10,800     $10,513          $10,715
      9/30/2000   $9,610      $9,958           $9,701
     10/31/2000   $8,990      $9,916           $9,242
     11/30/2000   $8,040      $9,134           $7,880
     12/31/2000   $8,150      $9,179           $7,631
      1/31/2001   $8,330      $9,505           $8,158
      2/28/2001   $7,570      $8,638           $6,773
      3/31/2001   $7,190      $8,091           $6,036
      4/30/2001   $7,860      $8,719           $6,799
      5/31/2001   $7,940      $8,778           $6,699
      6/30/2001   $7,570      $8,564           $6,544
      7/31/2001   $7,440      $8,480           $6,380
      8/31/2001   $6,910      $7,949           $5,859
      9/30/2001   $6,320      $7,307           $5,274
     10/31/2001   $6,600      $7,447           $5,550
     11/30/2001   $7,180      $8,018           $6,084
     12/31/2001   $7,220      $8,088           $6,072
      1/31/2002   $7,090      $7,970           $5,965
      2/28/2002   $6,860      $7,816           $5,717
      3/31/2002   $7,060      $8,110           $5,915
      4/30/2002   $6,860      $7,619           $5,432
      5/31/2002   $6,810      $7,562           $5,301
      6/30/2002   $6,470      $7,024           $4,811
      7/31/2002   $5,680      $6,476           $4,546
      8/31/2002   $5,730      $6,519           $4,560
      9/30/2002   $5,400      $5,810           $4,087
     10/31/2002   $5,720      $6,322           $4,462
     11/30/2002   $5,930      $6,694           $4,704
     12/31/2002   $5,560      $6,301           $4,379
      1/31/2003   $5,500      $6,135           $4,273
      2/28/2003   $5,430      $6,043           $4,253
      3/31/2003   $5,490      $6,102           $4,332

------------
FOCUS GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
------------
                          Class 1*         Class 2*         Class 3*
  1-Year                       -22.24%          -22.41%              N/A
  5-Year                           N/A              N/A              N/A
  Since Inception
                               -19.68%          -18.10%           -4.04%
------------

* Inception date for Class 1: 7/5/00; Class 2: 10/16/00; Class 3: 11/11/02

The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price earnings ratios, lower dividend yields and higher forecasted growth values.

PERFORMANCE REVIEW

The Focus Growth Portfolio Class 1 shares returned -22.24% for the twelve-month period ended March 31, 2003, outperforming the Standard & Poor's 500 (S&P 500) Index and the Russell 1000 Growth Index that returned -24.76% and -26.76%, respectively.

Out-performance of the benchmark was attributed to good stock selection in the Consumer Discretionary and Health Care sectors. Portfolio management specifically highlighted EBAY, WYETH CORP., UNITEDHEALTH GROUP and JOHNSON & JOHNSON, INC. as top performing stocks in these sectors. Factors that contributed negatively to overall performance were holdings in the retailing and pharmaceutical industries, such as TIFFANY & CO. and BAXTER INTERNATIONAL. Both of these individual stocks were sold prior to the period's end. Management also pointed out that an under-weight position in the banking industry held back performance for the portfolio during the annual period. As of March 31, 2003, the portfolio's major economic allocations included the Health Care, Information Technology, and Financial sectors.

              Past Performance is no guarantee of future results.

----------------
306

FOCUS TECHNET PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital

PORTFOLIO MANAGERS:                       Dresdner RCM Global Investors, LLC
                                          AIG SunAmerica Asset Management Corp.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 FOCUS TECHNET CLASS 2  NASDAQ 100 INDEX
     12/29/2000                $10,000
     12/31/2000                $10,000           $10,000
      1/31/2001                $11,100           $11,074
      2/28/2001                 $7,540            $8,150
      3/31/2001                 $5,730            $6,719
      4/30/2001                 $7,050            $7,924
      5/31/2001                 $6,780            $7,688
      6/30/2001                 $6,520            $7,818
      7/31/2001                 $5,570            $7,192
      8/31/2001                 $4,570            $6,279
      9/30/2001                 $3,360            $4,991
     10/31/2001                 $3,960            $5,831
     11/30/2001                 $4,690            $6,819
     12/31/2001                 $4,960            $6,738
      1/31/2002                 $4,740            $6,624
      2/28/2002                 $4,050            $5,809
      3/31/2002                 $4,400            $6,209
      4/30/2002                 $3,730            $5,458
      5/31/2002                 $3,440            $5,165
      6/30/2002                 $3,090            $4,494
      7/31/2002                 $2,900            $4,113
      8/31/2002                 $2,840            $4,029
      9/30/2002                 $2,500            $3,559
     10/31/2002                 $2,770            $4,231
     11/30/2002                 $3,240            $4,773
     12/31/2002                 $2,710            $4,209
      1/31/2003                 $2,760            $4,204
      2/28/2003                 $2,770            $4,321
      3/31/2003                 $2,840            $4,359

-----------------------
FOCUS TECHNET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
-----------------------
                             Class 2*         Class 3*
  1-Year                          -35.60%              N/A
  5-Year                              N/A              N/A
  Since Inception                 -42.82%           -0.35%
-----------------------

* Inception date for Class 2: 12/29/00; Class 3: 11/11/02

The Nasdaq-100 Index tracks the performance of the 100 largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The Nasdaq-100 Index is calculated under a modified capitalization-weighted methodology.

PERFORMANCE REVIEW

The Focus TechNet Portfolio Class 2 shares returned -35.60% versus its benchmark Nasdaq 100 Index return of -29.79% for the twelve-month period ended March 31, 2003.

The portfolio's software and hardware stock holdings under-performed in relation to the benchmark, and were the most significant detractors to overall performance. Good performance came from the portfolio's internet stock holdings, which included EBAY, EXPEDIA, and YAHOO JAPAN. In the case of EXPEDIA, management points out that it was in the right place at the right time when the company agreed to sell itself to USA INTERACTIVE during the reporting period.

Looking ahead, management has decided upon a strategy that focuses on companies that are able to prosper in a slow recovery. They believe that software companies will lead the recovery, and remains biased towards internet and communications stocks. And although it was another tough year for the Technology sector overall, the portfolio managers are hopeful that the stage has been set for a gradual recovery in technology spending that could be quite good for earnings and stock prices in the next fiscal year.

              Past Performance is no guarantee of future results.

                                                                ----------------

FOCUS GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital and current income

PORTFOLIO MANAGERS:                       Harris Associates L.P.
                                          Marsico Capital Management, LLC
                                          Thornburg Investment Management, Inc.

GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 FOCUS GROWTH AND
                  INCOME CLASS 2   S&P 500(R) INDEX
     12/29/2000           $10,000
     12/31/2000           $10,000           $10,000
      1/31/2001           $10,220           $10,355
      2/28/2001            $9,040            $9,411
      3/31/2001            $8,430            $8,814
      4/30/2001            $8,990            $9,499
      5/31/2001            $8,960            $9,563
      6/30/2001            $8,780            $9,330
      7/31/2001            $8,550            $9,239
      8/31/2001            $7,960            $8,660
      9/30/2001            $7,500            $7,961
     10/31/2001            $7,550            $8,113
     11/30/2001            $8,230            $8,735
     12/31/2001            $8,164            $8,812
      1/31/2002            $8,054            $8,683
      2/28/2002            $7,904            $8,516
      3/31/2002            $8,324            $8,836
      4/30/2002            $8,314            $8,300
      5/31/2002            $8,404            $8,239
      6/30/2002            $7,774            $7,652
      7/31/2002            $6,994            $7,056
      8/31/2002            $7,184            $7,102
      9/30/2002            $6,383            $6,330
     10/31/2002            $6,884            $6,887
     11/30/2002            $7,124            $7,293
     12/31/2002            $6,764            $6,864
      1/31/2003            $6,744            $6,684
      2/28/2003            $6,674            $6,584
      3/31/2003            $6,784            $6,648

-----------------------
FOCUS GROWTH AND INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
-----------------------
                             Class 2*         Class 3*
  1-Year                          -18.51%              N/A
  5-Year                              N/A              N/A
  Since Inception                 -15.83%           -2.59%
-----------------------

* Inception date for Class 2: 12/29/00; Class 3: 11/11/02

The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publically in the United States.

PERFORMANCE REVIEW

For the twelve-month reporting period ended March 31, 2003, the Focus
Growth and Income Portfolio Class 2 shares returned -18.51%, compared to the -24.76% return of the benchmark Standard & Poor's 500 (S&P 500) Index.

Strong stock selection in the Consumer Discretionary, Health Care and Financial sectors buttressed portfolio performance during the period. Portfolio management highlighted WASHINGTON MUTUAL as one of the top performing holdings, along with UNITEDHEALTH GROUP, SLM CORPORATION and ZIMMER HOLDINGS. Detractors to overall performance included holdings within the Pharmaceutical and Retail sectors, such as MERCK and KROGER CO. Management also noted that certain aerospace/defense and software companies owned early in the reporting period (L-3 COMMUNICATIONS, LOCKHEED MARTIN, and CISCO SYSTEMS) also detracted from performance.

Currently, management has broadened the portfolio's holdings across a variety of industries. Companies they believe are undervalued include FANNIE MAE CORPORATION, FIRST DATA CORPORATION, HOME DEPOT INC., WASTE MANAGEMENT and BRISTOL MYERS SQUIBB COMPANY.

              Past Performance is no guarantee of future results.

----------------
308

FOCUS VALUE PORTFOLIO

INVESTMENT OBJECTIVE:                     Long-term growth of capital

PORTFOLIO MANAGERS:                       American Century Investment Management, Inc.
                                          Third Avenue Management LLC
                                          Thornburg Investment Management, Inc.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 FOCUS VALUE
                   CLASS 2    S&P 500(R) INDEX  RUSSELL 1000 VALUE(R) INDEX
      10/1/2001      $10,000           $10,000                      $10,000
     10/31/2001      $10,450           $10,191                       $9,914
     11/30/2001      $11,240           $10,972                      $10,490
     12/31/2001      $11,770           $11,069                      $10,737
      1/31/2002      $11,286           $10,907                      $10,655
      2/28/2002      $11,215           $10,697                      $10,672
      3/31/2002      $11,790           $11,099                      $11,177
      4/30/2002      $11,255           $10,426                      $10,793
      5/31/2002      $11,407           $10,349                      $10,847
      6/30/2002      $10,276            $9,612                      $10,225
      7/31/2002       $9,327            $8,863                       $9,274
      8/31/2002       $9,358            $8,921                       $9,344
      9/30/2002       $8,419            $7,951                       $8,305
     10/31/2002       $9,115            $8,651                       $8,921
     11/30/2002       $9,923            $9,161                       $9,482
     12/31/2002       $9,312            $8,622                       $9,071
      1/31/2003       $9,291            $8,396                       $8,851
      2/28/2003       $9,102            $8,270                       $8,615
      3/31/2003       $9,197            $8,350                       $8,629

-----------------------
FOCUS VALUE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03
-----------------------
                             Class 2*         Class 3*
  1-Year                          -22.00%              N/A
  5-Year                              N/A              N/A
  Since Inception                  -5.44%           -0.12%
-----------------------

* Inception date for Class 2: 10/01/01; Class 3: 11/11/02

The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

PERFORMANCE REVIEW

The Focus Value Portfolio Class 2 shares returned -22.00% for the twelve-month period ended March 31, 2003, compared to the -24.76% return of the Standard & Poors 500 (S&P 500) Index and the -22.79% return of the Russell 1000 Value Index.

The following stocks were positive contributors to portfolio performance:
CATELLUS DEVELOPMENT CORP., FOREST CITY ENTERPRISES, MARATHON OIL, MBNA CORP. and BEST BUY. The primary negative contributors to performance during the reporting period were holdings in the Technology, Media and Financial sectors. Portfolio management singled out BANK OF NEW YORK and AOL TIME WARNER as examples of the poorest performers. Other holdings that detracted from overall portfolio performance included AVX CORP., HUTCHISON WHAMPOA , and PHOENIX CO. Management, however, believes that these three stocks still represent attractive values at their current prices.

              Past Performance is no guarantee of future results.

                                                                ----------------

CASH MANAGEMENT PORTFOLIO

PERFORMANCE REVIEW

During the twelve-month period ended March 31, 2003, the Cash Management Portfolio Class 1 shares returned 0.89%. The Federal Reserve Board took a cautious approach and cut interest rates just once (by 50 basis points in November 2002), as inflation remained low and un-threatened by economic growth.

Throughout the reporting period, investors looked to fixed-income securities to provide shelter from economic and equity market turbulence, all the while placing additional emphasis on quality and liquidity in their investments. This sentiment resulted in a strong rally in Treasuries that drove rates to their lowest levels in a generation. The yield on the bellwether 10-year Treasury note declined by approximately 170 basis points between May and October 2002 (5.3% to 3.6%), and remained in this trading range for the second half of the reporting period.

              Past Performance is no guarantee of future results.

----------------
310

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